DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
CPI	Consumer Price Index
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of July 31, 2022.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

CONTINUED
±	Face Amount of security is not adjusted for inflation.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,117,568	$32,867,666
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,021,464	32,788,989
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	588,251	13,741,536
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	403,140	8,518,355
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	760,740	7,911,694
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	818,233	7,904,132
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	502,662	6,876,417
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $92,610,921)		$110,608,789

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $173,671)	173,671	173,671
TOTAL INVESTMENTS — (100.0%) (Cost $92,784,592)^^		$110,782,460
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$110,608,789	—	—	$110,608,789
Temporary Cash Investments	173,671	—	—	173,671
TOTAL	$110,782,460	—	—	$110,782,460

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	903,918	$26,584,247
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	827,430	26,560,501
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	475,096	11,098,239
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	325,472	6,877,224
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	405,749	5,550,647
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	191,734	1,994,035
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	206,225	1,992,132
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $64,706,662)		$80,657,025

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $189,965)	189,965	189,965
TOTAL INVESTMENTS — (100.0%) (Cost $64,896,627)^^		$80,846,990
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$80,657,025	—	—	$80,657,025
Temporary Cash Investments	189,965	—	—	189,965
TOTAL	$80,846,990	—	—	$80,846,990

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	533,623	$15,693,859
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	488,649	15,685,622
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	280,831	6,560,209
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	192,411	4,065,648
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	239,931	3,282,258
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	111,543	1,160,042
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	119,636	1,155,687
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $40,746,367)		$47,603,325

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $26,876)	26,876	26,876
TOTAL INVESTMENTS — (100.0%) (Cost $40,773,243)^^		$47,630,201
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$47,603,325	—	—	$47,603,325
Temporary Cash Investments	26,876	—	—	26,876
TOTAL	$47,630,201	—	—	$47,630,201

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	452,891	$13,319,519
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	414,274	13,298,197
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	238,298	5,566,647
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	163,430	3,453,287
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	203,718	2,786,860
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	95,533	993,539
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	102,466	989,820
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $34,873,915)		$40,407,869

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $13,830)	13,830	13,830
TOTAL INVESTMENTS — (100.0%) (Cost $34,887,745)^^		$40,421,699
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$40,407,869	—	—	$40,407,869
Temporary Cash Investments	13,830	—	—	13,830
TOTAL	$40,421,699	—	—	$40,421,699

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	62,090	$1,826,057
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	56,796	1,823,146
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	32,524	759,752
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	22,387	473,042
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	27,744	379,538
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	14,058	135,800
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	13,001	135,212
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $5,598,729)		$5,532,547

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $36,573)	36,573	36,573
TOTAL INVESTMENTS — (100.0%) (Cost $5,635,302)^^		$5,569,120
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,532,547	—	—	$5,532,547
Temporary Cash Investments	36,573	—	—	36,573
TOTAL	$5,569,120	—	—	$5,569,120

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,405,345	$17,187,364
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	269,864	2,731,029
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	68,164	2,004,707
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	62,384	2,002,514
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	35,882	838,207
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	24,567	519,106
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,633	419,063
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $23,636,838)		$25,701,990

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $17,616)	17,616	17,616
TOTAL INVESTMENTS — (100.0%) (Cost $23,654,454)^^		$25,719,606
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$25,701,990	—	—	$25,701,990
Temporary Cash Investments	17,616	—	—	17,616
TOTAL	$25,719,606	—	—	$25,719,606

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,208,330	$27,007,875
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	114,376	3,363,813
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	104,393	3,351,008
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	239,639	2,096,844
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	60,203	1,406,339
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	41,378	874,322
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	51,578	705,585
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $33,598,394)		$38,805,786

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $13,949)	13,949	13,949
TOTAL INVESTMENTS — (100.0%) (Cost $33,612,343)^^		$38,819,735
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$38,805,786	—	—	$38,805,786
Temporary Cash Investments	13,949	—	—	13,949
TOTAL	$38,819,735	—	—	$38,819,735

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,779,488	$70,683,138
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,944,447	17,013,911
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	345,562	10,162,966
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	316,445	10,157,891
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	181,948	4,250,299
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	124,466	2,629,972
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	155,250	2,123,817
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $104,172,596)^^		$117,021,994
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$117,021,994	—	—	$117,021,994
TOTAL	$117,021,994	—	—	$117,021,994

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,919,101	$72,390,604
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	4,855,538	42,485,958
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	647,661	19,047,703
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	592,791	19,028,602
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	340,278	7,948,885
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	232,743	4,917,859
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	290,420	3,972,942
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	210,634	2,190,595
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	225,979	2,182,958
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $155,984,485)^^		$174,166,106
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$174,166,106	—	—	$174,166,106
TOTAL	$174,166,106	—	—	$174,166,106

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	6,123,826	$53,583,479
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,744,711	33,567,820
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	973,997	28,645,257
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	890,949	28,599,470
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	509,674	11,905,983
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	348,704	7,368,105
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	675,495	7,025,148
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	725,246	7,005,873
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	436,030	5,964,896
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $163,291,671)		$183,666,031

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $67,337)	67,337	67,337
TOTAL INVESTMENTS — (100.0%) (Cost $163,359,008)^^		$183,733,368
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$183,666,031	—	—	$183,666,031
Temporary Cash Investments	67,337	—	—	67,337
TOTAL	$183,733,368	—	—	$183,733,368

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	4,715,843	$41,263,624
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,133,675	33,341,391
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,034,775	33,216,275
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	595,991	13,922,346
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,014,421	10,549,975
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,087,973	10,509,820
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	407,648	8,613,609
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	508,696	6,958,964
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	499,122	6,104,263
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $143,541,041)		$164,480,267

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $45,537)	45,537	45,537
TOTAL INVESTMENTS — (100.0%) (Cost $143,586,578)^^		$164,525,804
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$164,480,267	—	—	$164,480,267
Temporary Cash Investments	45,537	—	—	45,537
TOTAL	$164,525,804	—	—	$164,525,804

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,111,288	$32,682,963
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,014,343	32,560,420
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	583,565	13,632,084
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,461,012	12,783,857
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,131,047	11,762,889
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,212,112	11,709,001
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	397,797	8,405,442
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	497,083	6,800,100
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $108,323,538)		$130,336,756

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $79,048)	79,048	79,048
TOTAL INVESTMENTS — (100.0%) (Cost $108,402,586)^^		$130,415,804
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$130,336,756	—	—	$130,336,756
Temporary Cash Investments	79,048	—	—	79,048
TOTAL	$130,415,804	—	—	$130,415,804

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (88.0%)
AUSTRALIA — (6.6%)
APT Pipelines Ltd.
	4.200%, 03/23/25		4,000	$3,978,107
Ω	4.200%, 03/23/25		2,300	2,287,412
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.760%, FRN
(r)	2.932%, 01/16/25	AUD	12,000	8,394,937
Australia Government Bond
	0.250%, 11/21/25	AUD	33,650	21,674,580
	4.250%, 04/21/26	AUD	8,000	5,884,463
Bank of New Zealand
Ω	1.000%, 03/03/26		750	680,003
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		14,375	13,019,682
Glencore Funding LLC
#Ω	4.625%, 04/29/24		9,283	9,310,611
Ω	1.625%, 04/27/26		2,300	2,069,346
Ω	4.000%, 03/27/27		3,000	2,909,550
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		2,631	2,631,577
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 2.756%, 06/19/24	AUD	6,000	4,210,512
(r)	3M Swap + 0.770%, FRN, 2.994%, 01/21/25	AUD	22,600	15,808,290
National Australia Bank Ltd., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 2.697%, 09/26/23	AUD	6,000	4,210,910
(r)	3M Swap + 1.040%, FRN, 2.125%, 02/26/24	AUD	2,500	1,757,348
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	14,700	10,611,913
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	1,500	1,054,776
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	2,000	1,391,114
Telstra Corp. Ltd.
	3.125%, 04/07/25		192	189,846
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	15,950	10,252,903
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
(r)	3M Swap + 1.140%, FRN, 3.349%, 04/24/24	AUD	500	$352,473
(r)	3M Swap + 0.880%, FRN, 1.880%, 08/16/24	AUD	3,500	2,454,526
	2.850%, 05/13/26		8,700	8,464,026
	1.150%, 06/03/26		9,800	8,930,666
	4.125%, 06/04/26	AUD	500	352,752
TOTAL AUSTRALIA				142,882,323
BELGIUM — (0.2%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	2,500	2,435,647
Solvay Finance America LLC
Ω	4.450%, 12/03/25		2,000	2,001,507
TOTAL BELGIUM				4,437,154
CANADA — (6.7%)
Bank of Montreal
	0.625%, 07/09/24		3,150	2,982,629
	2.280%, 07/29/24	CAD	5,750	4,336,826
	1.250%, 09/15/26		2,000	1,817,255
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	2.226%, 09/07/23	AUD	10,070	7,059,985
Bank of Nova Scotia
	1.750%, 12/23/22	GBP	3,500	4,247,433
	2.700%, 08/03/26		2,000	1,915,949
	1.300%, 09/15/26		9,182	8,313,584
Canada Government International Bond
	0.750%, 05/19/26		4,000	3,689,594
Canadian Imperial Bank of Commerce
#	0.950%, 10/23/25		6,000	5,505,064
#	1.250%, 06/22/26		12,500	11,398,002
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,568	1,564,304
	3.900%, 02/01/25		559	556,465
	2.050%, 07/15/25		555	524,077
CPPIB Capital, Inc.
	1.250%, 03/04/25		5,000	4,776,349
Ω	0.875%, 09/09/26		25,000	22,791,477
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,246,574
National Bank of Canada
	1.534%, 06/15/26	CAD	3,880	2,747,375

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of British Columbia Canada
#	0.900%, 07/20/26		17,100	$15,768,423
Province of Ontario Canada
	0.625%, 01/21/26		1,900	1,743,639
PSP Capital, Inc.
	0.900%, 06/15/26	CAD	2,000	1,437,367
Ω	1.000%, 06/29/26		4,469	4,120,152
Royal Bank of Canada
	2.352%, 07/02/24	CAD	6,500	4,916,864
	0.875%, 01/20/26		2,000	1,816,801
#	1.200%, 04/27/26		10,000	9,116,506
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	557,157
Toronto-Dominion Bank
	0.750%, 01/06/26		7,500	6,815,105
	1.200%, 06/03/26		6,300	5,734,973
Toronto-Dominion Bank
	3.005%, 05/30/23	CAD	5,000	3,880,793
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	2.980%, 07/10/24	AUD	4,000	2,794,430
TOTAL CANADA				145,175,152
DENMARK — (0.1%)
Kommunekredit
	0.500%, 01/28/26		1,425	1,306,460
FINLAND — (0.2%)
Nordea Bank Abp
	1.500%, 09/30/26		2,447	2,216,101
Ω	1.500%, 09/30/26		1,500	1,358,460
TOTAL FINLAND				3,574,561
FRANCE — (3.4%)
BANQUE FED CRED MUTUEL SR UNSECURED REGS 05/27 1.25
	1.250%, 05/26/27	EUR	1,000	996,047
Banque Federative du Credit Mutuel SA
	0.010%, 03/07/25	EUR	7,500	7,391,167
BNP Paribas SA
	3.375%, 01/09/25		5,000	4,895,974
BPCE SA
Ω	2.375%, 01/14/25		7,200	6,871,511
	2.375%, 01/14/25		5,500	5,249,071
	0.250%, 01/15/26	EUR	3,000	2,937,947
Ω	1.000%, 01/20/26		2,600	2,334,054
Credit Agricole SA
#Ω	3.250%, 10/04/24		8,000	7,820,926
	4.125%, 01/10/27		1,000	995,110
PSA Banque France SA
	0.000%, 01/22/25	EUR	1,100	1,073,022
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Societe Generale SA
Ω	4.250%, 09/14/23		5,000	$5,011,711
Ω	2.625%, 10/16/24		1,700	1,635,758
	2.625%, 01/22/25		5,000	4,779,548
Ω	2.625%, 01/22/25		4,420	4,225,120
TotalEnergies Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,524,728
	2.875%, 11/19/25	EUR	300	321,659
WEA Finance LLC
	2.875%, 01/15/27		14,903	13,347,332
Ω	2.875%, 01/15/27		3,000	2,686,841
TOTAL FRANCE				74,097,526
GERMANY — (3.8%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,000	4,928,833
Ω	4.250%, 12/15/25		7,700	7,683,110
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,238,193
BMW U.S. Capital LLC
Ω	3.450%, 04/12/23		2,000	2,001,055
Ω	3.450%, 04/01/27		10,000	9,875,762
Daimler Finance North America LLC
#Ω	3.300%, 05/19/25		2,231	2,200,914
Ω	1.450%, 03/02/26		11,333	10,448,944
Daimler Trucks Finance North America LLC
Ω	3.650%, 04/07/27		5,000	4,882,301
Deutsche Bank AG
	1.686%, 03/19/26		3,110	2,837,999
HOWOGE Wohnungs-baugesellschaft mbH
	0.000%, 11/01/24	EUR	100	98,481
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	86,330	8,742,401
	0.625%, 01/22/26		7,700	7,120,113
	3.200%, 09/11/26	AUD	600	416,849
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	3,001,030
Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	2,000	1,467,175
NRW Bank
	1.050%, 03/31/26	AUD	580	370,549
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,000	3,684,891
Ω	2.350%, 10/15/26		3,500	3,318,870
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	487,501

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Ω	3.350%, 05/13/25		1,000	$979,363
#Ω	4.350%, 06/08/27		5,000	4,974,337
TOTAL GERMANY				81,758,671
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.500%, 01/15/25		3,000	2,889,993
	1.750%, 01/30/26		12,800	11,373,407
	4.450%, 04/03/26		150	145,598
TOTAL IRELAND				14,408,998
ITALY — (0.8%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		5,900	5,697,387
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	5,651,558
	2.375%, 10/17/24		3,961	3,801,926
	1.250%, 02/17/26		2,686	2,385,420
TOTAL ITALY				17,536,291
JAPAN — (6.0%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		17,500	15,755,651
Aircastle Ltd.
#Ω	5.250%, 08/11/25		1,120	1,096,147
	4.250%, 06/15/26		6,120	5,741,144
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	3,000	3,060,838
	1.950%, 10/18/24	EUR	440	455,739
Development Bank of Japan, Inc.
	0.875%, 10/10/25	EUR	200	201,475
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		1,000	994,233
	2.193%, 02/25/25		8,500	8,122,625
	1.412%, 07/17/25		2,500	2,321,466
	2.757%, 09/13/26		786	745,676
Mizuho Financial Group, Inc.
Ω	3.477%, 04/12/26		950	922,255
	0.184%, 04/13/26	EUR	4,000	3,819,187
	1.631%, 04/08/27	EUR	4,324	4,326,890
Nissan Motor Acceptance Co. LLC
#Ω	2.000%, 03/09/26		9,350	8,247,159
Ω	1.850%, 09/16/26		3,000	2,580,612
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		2,900	2,787,376
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	578,116
	1.851%, 07/16/25		6,215	5,780,428
	1.653%, 07/14/26		5,528	4,948,275
	2.329%, 01/22/27		2,000	1,814,686
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
NTT Finance Corp.
Ω	1.162%, 04/03/26		12,437	$11,374,575
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		1,988	1,970,098
Sumitomo Mitsui Financial Group, Inc.
#	3.102%, 01/17/23		3,750	3,747,797
	2.696%, 07/16/24		6,500	6,352,176
	0.948%, 01/12/26		3,500	3,157,078
	1.546%, 06/15/26	EUR	5,500	5,541,800
	2.632%, 07/14/26		3,000	2,848,249
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		3,200	3,097,408
#	2.800%, 03/10/27		11,500	10,967,444
Toyota Credit Canada, Inc.
	2.700%, 01/25/23	CAD	4,000	3,111,288
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	390	405,917
Toyota Motor Credit Corp.
	1.125%, 06/18/26		360	333,736
Toyota Motor Finance Netherlands BV
	0.625%, 09/26/23	EUR	1,500	1,525,704
TOTAL JAPAN				128,733,248
NETHERLANDS — (0.7%)
BNG Bank NV
	3.250%, 07/15/25	AUD	1,500	1,044,204
Cooperatieve Rabobank UA
	4.875%, 01/10/23	GBP	350	430,028
#Ω	2.625%, 07/22/24		1,000	975,098
ING Groep NV
Ω	4.625%, 01/06/26		8,525	8,632,477
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	962,453
Shell International Finance BV
#	3.250%, 05/11/25		4,000	3,999,816
TOTAL NETHERLANDS				16,044,076
NEW ZEALAND — (0.9%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	18,562,435
NORWAY — (2.3%)
Aker BP ASA
Ω	2.875%, 01/15/26		3,000	2,850,616
Equinor ASA
	1.750%, 01/22/26		6,500	6,187,281
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	64,485
	0.500%, 01/13/26		2,500	2,295,667

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
	Norway Government Bond
Ω	3.000%, 03/14/24	NOK	374,700	$38,966,954
	TOTAL NORWAY			50,365,003
SPAIN — (1.3%)
Banco Santander SA
	3.848%, 04/12/23		2,000	1,997,521
	2.746%, 05/28/25		2,000	1,908,789
	1.849%, 03/25/26		1,000	909,507
Santander Holdings USA, Inc.
	3.400%, 01/18/23		3,650	3,642,990
	3.500%, 06/07/24		1,550	1,533,757
	4.500%, 07/17/25		1,000	997,771
	3.244%, 10/05/26		6,000	5,690,244
	Telefonica Emisiones SA
	4.103%, 03/08/27		12,200	12,130,919
	TOTAL SPAIN			28,811,498
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.0%)
African Development Bank
	0.875%, 03/23/26		10,500	9,742,425
	0.875%, 07/22/26		22,400	20,640,032
Asian Development Bank
	1.625%, 01/28/25	NZD	667	397,519
	0.800%, 11/06/25	AUD	15,650	10,100,686
	0.500%, 02/04/26		9,102	8,358,812
	1.000%, 04/14/26		2,000	1,865,620
	0.500%, 05/05/26	AUD	10,700	6,724,586
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	17,500	11,195,470
	European Bank for Reconstruction & Development
	0.500%, 01/28/26		20,000	18,365,800
European Investment Bank
	1.500%, 01/26/24	NOK	50,000	5,071,194
	0.375%, 03/26/26		3,000	2,735,119
Inter-American Development Bank
	2.750%, 10/30/25	AUD	1,000	687,316
	0.875%, 04/20/26		3,650	3,387,161
	4.250%, 06/11/26	AUD	21,500	15,492,388
	1.000%, 06/29/26	CAD	20,000	14,436,297
	International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,572	986,888
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	2.186%, 09/18/25		9,000	9,031,851
International Finance Corp.
	0.375%, 09/10/25	NZD	2,000	1,131,131
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	3.200%, 07/22/26	AUD	2,500	$1,737,696
Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	7,619,968
#	0.500%, 01/21/26		2,000	1,848,422
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				151,556,381
SWEDEN — (1.0%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	10,000	969,116
SBAB Bank AB
	1.875%, 12/10/25	EUR	200	206,352
Skandinaviska Enskilda Banken AB
#Ω	1.200%, 09/09/26		5,250	4,733,032
Svenska Handelsbanken AB
	2.750%, 12/05/22	GBP	2,000	2,437,134
Svenska Handelsbanken AB, Floating Rate Note, 3M Swap + 0.450%, FRN
(r)	1.686%, 03/04/26	AUD	5,000	3,414,303
Swedbank AB
	0.250%, 11/07/22	EUR	4,400	4,495,112
	1.625%, 12/28/22	GBP	5,000	6,067,615
	0.400%, 08/29/23	EUR	250	253,043
TOTAL SWEDEN				22,575,707
SWITZERLAND — (1.1%)
Credit Suisse AG
#	2.950%, 04/09/25		3,000	2,895,297
Credit Suisse Group AG
	3.750%, 03/26/25		1,200	1,162,802
	4.550%, 04/17/26		9,150	8,981,880
UBS AG
#Ω	1.250%, 06/01/26		4,000	3,612,286
UBS Group AG
	4.125%, 09/24/25		3,000	3,013,977
	4.125%, 04/15/26		5,000	4,983,674
TOTAL SWITZERLAND				24,649,916
UNITED KINGDOM — (4.8%)
AstraZeneca PLC
	0.700%, 04/08/26		4,000	3,634,373
Barclays PLC
	4.375%, 01/12/26		11,400	11,437,127
BAT Capital Corp.
	3.222%, 08/15/24		1,500	1,472,033
#	3.215%, 09/06/26		6,900	6,536,727
BAT International Finance PLC
#Ω	3.950%, 06/15/25		2,000	1,972,941
	1.668%, 03/25/26		6,000	5,423,812
BP Capital Markets America, Inc.
	3.119%, 05/04/26		1,244	1,229,123

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	3.588%, 04/14/27		2,150	$2,165,931
BP Capital Markets PLC
	2.972%, 02/27/26	EUR	2,662	2,829,116
	2.213%, 09/25/26	EUR	1,500	1,552,496
CNH Industrial Capital LLC
	4.200%, 01/15/24		210	210,527
Experian Finance PLC
	1.375%, 06/25/26	EUR	1,247	1,263,867
HSBC Holdings PLC
#	3.600%, 05/25/23		775	776,246
	4.300%, 03/08/26		500	502,876
#	3.900%, 05/25/26		9,500	9,451,939
Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	6,783,172
Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	605	600,030
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,000	5,024,828
	3.750%, 01/11/27		3,570	3,490,992
LSEGA Financing PLC
Ω	1.375%, 04/06/26		4,064	3,716,318
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		5,873	5,961,839
Motability Operations Group PLC
	0.375%, 01/03/26	EUR	1,200	1,179,082
Nationwide Building Society
Ω	3.900%, 07/21/25		1,000	997,444
Ω	1.500%, 10/13/26		10,021	9,020,888
	1.500%, 10/13/26		1,500	1,350,298
Natwest Group PLC
	4.800%, 04/05/26		8,282	8,365,098
NatWest Markets PLC
Ω	0.800%, 08/12/24		700	652,674
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,498,334
Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	1,940,473
	4.050%, 04/12/26		1,800	1,785,434
Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	930	935,245
TOTAL UNITED KINGDOM				103,761,283
UNITED STATES — (40.4%)
AbbVie, Inc.
	2.900%, 11/06/22		1,000	999,142
	3.600%, 05/14/25		800	800,135
AES Corp.
	1.375%, 01/15/26		3,000	2,709,208
Aflac, Inc.
	1.125%, 03/15/26		603	553,041
Ally Financial, Inc.
#	5.800%, 05/01/25		10,000	10,351,026
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Campus Communities Operating Partnership LP
3.300%, 07/15/26		600	$595,289
American Express Co.
2.550%, 03/04/27		3,000	2,866,612
American Tower Corp.
4.000%, 06/01/25		700	699,838
1.600%, 04/15/26		7,500	6,841,919
3.375%, 10/15/26		3,000	2,894,070
3.125%, 01/15/27		6,600	6,299,282
Ameriprise Financial, Inc.
2.875%, 09/15/26		1,000	971,338
AmerisourceBergen Corp.
# 3.400%, 05/15/24		4,000	3,974,040
Amgen, Inc.
2.600%, 08/19/26		7,480	7,249,147
# 2.200%, 02/21/27		10,000	9,487,281
Anthem, Inc.
1.500%, 03/15/26		3,000	2,795,925
Aon Global Ltd.
3.500%, 06/14/24		200	199,531
Ares Capital Corp.
3.875%, 01/15/26		8,650	8,141,707
Arizona Public Service Co.
3.150%, 05/15/25		3,842	3,785,279
Arrow Electronics, Inc.
# 3.250%, 09/08/24		1,400	1,375,397
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,000,191
Avnet, Inc.
4.625%, 04/15/26		5,000	5,059,351
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	610,556
Bank of America Corp.
3.300%, 01/11/23		500	500,365
3.500%, 04/19/26		4,000	3,985,565
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	600	612,733
Boardwalk Pipelines LP
5.950%, 06/01/26		1,600	1,681,327
Boeing Co.
2.600%, 10/30/25		7,882	7,434,818
Boeing Co.
2.800%, 03/01/23		3,300	3,285,743
3.100%, 05/01/26		4,500	4,314,139
2.250%, 06/15/26		154	142,214
Booking Holdings, Inc.
2.750%, 03/15/23		4,500	4,501,282
0.100%, 03/08/25	EUR	570	562,220
# 3.650%, 03/15/25		1,697	1,714,542
1.800%, 03/03/27	EUR	500	509,290
Brown & Brown, Inc.
# 4.200%, 09/15/24		10,428	10,436,905
Bunge Ltd. Finance Corp.
3.000%, 09/25/22		3,000	2,999,153
1.630%, 08/17/25		400	374,254

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Campbell Soup Co.
	3.650%, 03/15/23		3,143	$3,140,371
Capital One Financial Corp.
#	3.200%, 01/30/23		6,000	5,995,994
	3.200%, 02/05/25		1,900	1,858,892
	4.250%, 04/30/25		1,500	1,510,384
#	3.750%, 03/09/27		5,000	4,918,089
	Cargill, Inc.
Ω	0.750%, 02/02/26		900	818,354
	Caterpillar Financial Services Corp.
#	2.625%, 03/01/23		500	498,545
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		15,673	13,340,585
	CenterPoint Energy, Inc.
	1.450%, 06/01/26		500	457,599
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		1,000	999,010
Cigna Corp.
	3.750%, 07/15/23		1,084	1,085,894
	1.250%, 03/15/26		11,000	10,167,504
Citigroup, Inc.
	3.875%, 10/25/23		530	535,705
	3.700%, 01/12/26		2,000	2,001,665
#	3.400%, 05/01/26		6,000	5,906,650
	3.200%, 10/21/26		4,000	3,910,086
	Citizens Bank NA
	3.700%, 03/29/23		8,178	8,183,165
	CNA Financial Corp.
	3.950%, 05/15/24		3,000	3,004,050
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,600	5,699,615
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		1,159	1,180,232
Comcast Corp.
	3.375%, 08/15/25		15,000	15,011,456
	0.000%, 09/14/26	EUR	100	95,853
	Conagra Brands, Inc.
	3.200%, 01/25/23		1,083	1,081,251
	Constellation Energy Generation LLC
	3.250%, 06/01/25		9,272	9,025,735
	Cox Communications, Inc.
#Ω	3.350%, 09/15/26		3,000	2,925,630
Crown Castle International Corp.
	1.050%, 07/15/26		4,000	3,559,137
	2.900%, 03/15/27		10,000	9,488,876
	CVS Health Corp.
	2.750%, 12/01/22		2,500	2,498,104
	Discover Bank
	3.450%, 07/27/26		7,000	6,692,507
Discover Financial Services
#	3.950%, 11/06/24		3,022	3,004,412
#	3.750%, 03/04/25		250	246,555
#	4.500%, 01/30/26		3,838	3,831,810
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Discovery Communications LLC
	3.450%, 03/15/25		200	$195,239
	4.900%, 03/11/26		4,000	4,069,509
	Dollar General Corp.
	3.250%, 04/15/23		2,320	2,315,066
	Dominion Energy, Inc.
#	3.300%, 03/15/25		1,400	1,385,294
Duke Energy Corp.
	2.400%, 08/15/22		1,357	1,356,322
	2.650%, 09/01/26		2,900	2,780,041
	DXC Technology Co.
#	1.800%, 09/15/26		15,069	13,569,578
	eBay, Inc.
	2.750%, 01/30/23		417	415,544
Edison International
	2.400%, 09/15/22		300	299,448
	2.950%, 03/15/23		2,998	2,990,670
	3.550%, 11/15/24		1,000	984,450
	4.950%, 04/15/25		8,017	8,127,930
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	300	303,650
Energy Transfer LP
	3.450%, 01/15/23		53	52,871
	4.050%, 03/15/25		3,241	3,212,892
	2.900%, 05/15/25		2,000	1,921,434
	4.750%, 01/15/26		10,000	10,062,908
Enterprise Products Operating LLC
#	3.350%, 03/15/23		1,200	1,200,385
#	3.700%, 02/15/26		357	356,581
	EOG Resources, Inc.
	4.150%, 01/15/26		2,723	2,778,208
Equifax, Inc.
#	3.950%, 06/15/23		5,000	4,999,034
	2.600%, 12/01/24		5,000	4,851,447
Equinix, Inc.
	2.625%, 11/18/24		5,000	4,844,423
#	1.450%, 05/15/26		8,900	8,104,577
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		1,600	1,588,216
	Expedia Group, Inc.
	5.000%, 02/15/26		4,800	4,855,605
	Exxon Mobil Corp.
	3.043%, 03/01/26		2,149	2,143,085
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,000	4,105,601
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26		1,600	1,452,356
	Fiserv, Inc.
	3.200%, 07/01/26		850	827,557
Flex Ltd.
#	5.000%, 02/15/23		8,000	8,038,973
	3.750%, 02/01/26		7,937	7,676,131
	Fortune Brands Home & Security, Inc.
#	4.000%, 06/15/25		1,000	1,000,565

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Franklin Resources, Inc.
	2.850%, 03/30/25	1,700	$1,668,533
	GATX Corp.
	3.850%, 03/30/27	850	831,215
	General Dynamics Corp.
	3.500%, 04/01/27	13,000	13,088,079
	General Mills, Inc.
	2.600%, 10/12/22	4,385	4,385,963
	General Motors Co.
#	6.125%, 10/01/25	2,200	2,312,742
General Motors Financial Co., Inc.
#	3.250%, 01/05/23	500	498,168
	2.750%, 06/20/25	6,300	6,023,749
	1.250%, 01/08/26	7,290	6,577,101
	Gilead Sciences, Inc.
	3.650%, 03/01/26	12,700	12,738,484
Global Payments, Inc.
	3.750%, 06/01/23	4,480	4,478,672
	2.650%, 02/15/25	2,500	2,405,226
	1.200%, 03/01/26	700	629,214
	2.150%, 01/15/27	5,000	4,533,544
Goldman Sachs Group, Inc.
#	3.750%, 05/22/25	7,300	7,296,059
	3.750%, 02/25/26	1,800	1,802,570
	Halliburton Co.
	3.500%, 08/01/23	500	498,532
	Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23	500	497,521
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23	921	929,268
	1.750%, 04/01/26	3,300	3,077,955
HP, Inc.
	2.200%, 06/17/25	5,500	5,262,474
	1.450%, 06/17/26	415	378,971
#	3.000%, 06/17/27	5,000	4,752,674
	International Business Machines Corp.
	3.300%, 05/15/26	11,000	10,952,157
Jabil, Inc.
	1.700%, 04/15/26	12,174	11,062,095
	4.250%, 05/15/27	5,000	4,949,991
	Jefferies Group LLC
	6.450%, 06/08/27	5,000	5,402,978
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
#	4.850%, 01/15/27	2,000	2,027,261
	JM Smucker Co.
	3.500%, 03/15/25	1,000	1,000,561
	John Deere Capital Corp.
	2.700%, 01/06/23	2,000	1,995,260
JPMorgan Chase & Co.
#	3.250%, 09/23/22	2,422	2,424,217
	3.300%, 04/01/26	1,500	1,482,443
	3.200%, 06/15/26	9,500	9,379,540
	Kellogg Co.
#	3.250%, 04/01/26	545	539,544
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Laboratory Corp. of America Holdings
	4.000%, 11/01/23		5,000	$5,023,350
	1.550%, 06/01/26		2,000	1,838,029
Lazard Group LLC
	3.750%, 02/13/25		1,000	992,011
	3.625%, 03/01/27		6,000	5,770,492
	Legg Mason, Inc.
	4.750%, 03/15/26		17,000	17,527,947
	Lennar Corp.
	4.750%, 05/30/25		3,900	3,932,002
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		1,500	1,472,831
Marathon Petroleum Corp.
	4.700%, 05/01/25		3,200	3,263,077
	5.125%, 12/15/26		1,034	1,070,964
	McDonald's Corp.
	3.700%, 01/30/26		1,800	1,825,758
McKesson Corp.
#	2.700%, 12/15/22		2,451	2,445,530
	2.850%, 03/15/23		1,220	1,214,083
	1.300%, 08/15/26		4,391	3,987,578
Merck & Co., Inc.
	0.500%, 11/02/24	EUR	300	302,923
#	0.750%, 02/24/26		4,000	3,708,040
	Micron Technology, Inc.
	4.185%, 02/15/27		5,000	4,987,698
Morgan Stanley
	3.125%, 01/23/23		5,400	5,402,648
	4.000%, 07/23/25		1,000	1,008,199
	6.250%, 08/09/26		6,000	6,513,060
	Mosaic Co.
	3.250%, 11/15/22		1,000	1,000,011
MPLX LP
	4.875%, 12/01/24		1,330	1,352,164
	1.750%, 03/01/26		6,900	6,344,469
	Mylan, Inc.
	4.200%, 11/29/23		200	200,132
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26		1,800	1,652,216
	National Securities Clearing Corp.
	0.750%, 12/07/25		500	457,793
	Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		4,877	4,466,408
NetApp, Inc.
	3.250%, 12/15/22		2,000	1,999,915
	1.875%, 06/22/25		275	260,833
	Nucor Corp.
	2.000%, 06/01/25		2,000	1,920,778
	Omnicom Group, Inc./Omnicom Capital, Inc.
#	3.600%, 04/15/26		2,250	2,247,098
	ONEOK, Inc.
	5.850%, 01/15/26		12,938	13,565,232

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Oracle Corp.
	2.500%, 10/15/22		2,000	$1,997,370
#	2.500%, 04/01/25		5,200	5,027,516
	2.950%, 05/15/25		1,000	974,893
	1.650%, 03/25/26		10,000	9,192,896
Ovintiv Exploration, Inc.
	5.375%, 01/01/26		6,174	6,296,567
Paramount Global
	4.750%, 05/15/25		3,654	3,711,743
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23		822	823,905
Ω	4.125%, 08/01/23		700	700,096
Ω	4.000%, 07/15/25		341	337,980
Ω	1.200%, 11/15/25		4,000	3,604,045
Ω	4.450%, 01/29/26		1,572	1,576,103
Philip Morris International, Inc.
	2.750%, 03/19/25	EUR	636	650,674
#	2.750%, 02/25/26		3,736	3,609,815
	0.875%, 05/01/26		1,000	899,432
Phillips 66 Co.
Ω	2.450%, 12/15/24		3,243	3,132,419
Ω	3.605%, 02/15/25		3,333	3,313,416
PPG Industries, Inc.
	1.200%, 03/15/26		5,374	4,902,149
Principal Financial Group, Inc.
	3.300%, 09/15/22		1,516	1,516,033
	3.125%, 05/15/23		890	888,000
Public Storage
	0.875%, 02/15/26		1,000	917,193
PulteGroup, Inc.
#	5.500%, 03/01/26		1,000	1,029,020
#	5.000%, 01/15/27		1,500	1,527,358
PVH Corp.
	4.625%, 07/10/25		4,003	4,003,262
Raytheon Technologies Corp.
	3.950%, 08/16/25		1,000	1,015,673
#	3.500%, 03/15/27		2,755	2,752,281
Realty Income Corp.
	4.125%, 10/15/26		2,000	2,016,672
	3.000%, 01/15/27		2,500	2,401,914
Reinsurance Group of America, Inc.
	4.700%, 09/15/23		4,600	4,642,652
Roper Technologies, Inc.
	3.800%, 12/15/26		116	116,090
Ross Stores, Inc.
	4.600%, 04/15/25		1,000	1,024,927
Royalty Pharma PLC
#	1.200%, 09/02/25		5,372	4,936,576
Ryder System, Inc.
	3.400%, 03/01/23		1,200	1,198,877
	4.625%, 06/01/25		1,000	1,014,356
	4.300%, 06/15/27		3,023	3,040,721
Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25		10,000	10,023,443
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Simon Property Group LP
3.300%, 01/15/26		600	$591,493
# 1.375%, 01/15/27		5,000	4,467,445
Sky Ltd.
2.500%, 09/15/26	EUR	1,767	1,867,859
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,007,116
# 5.250%, 05/04/25		8,152	8,398,499
Southwestern Electric Power Co.
1.650%, 03/15/26		7,381	6,829,103
Spirit Realty LP
3.200%, 01/15/27		15,000	14,111,048
Steel Dynamics, Inc.
2.400%, 06/15/25		100	95,908
Sysco Corp.
# 3.300%, 07/15/26		5,029	4,965,970
Truist Bank
1.500%, 03/10/25		2,000	1,901,307
# 4.050%, 11/03/25		10,000	10,123,821
United Parcel Service, Inc.
2.450%, 10/01/22		300	299,769
UnitedHealth Group, Inc.
# 1.150%, 05/15/26		500	464,992
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	16,941,533
Valero Energy Corp.
2.850%, 04/15/25		539	524,062
Ventas Realty LP
2.650%, 01/15/25		800	769,803
3.500%, 02/01/25		3,000	2,954,136
4.125%, 01/15/26		2,000	1,985,116
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,003,183
# 1.450%, 03/20/26		5,800	5,428,248
VF Corp.
2.400%, 04/23/25		6,253	6,057,343
VMware, Inc.
1.400%, 08/15/26		12,325	11,099,503
Vornado Realty LP
2.150%, 06/01/26		11,500	10,372,564
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	675,021
Walt Disney Co.
1.750%, 01/13/26		2,638	2,508,017
Walt Disney Co.
7.430%, 10/01/26		7,392	8,534,676
Waste Management, Inc.
2.400%, 05/15/23		200	198,719
Wells Fargo & Co.
1.625%, 06/02/25	EUR	4,000	4,063,760
3.550%, 09/29/25		800	797,128
3.000%, 04/22/26		12,563	12,232,000
2.975%, 05/19/26	CAD	1,000	742,259
1.000%, 02/02/27	EUR	1,650	1,593,284

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Western Union Co.
1.350%, 03/15/26	11,347	$10,270,478
Whirlpool Corp.
3.700%, 03/01/23	2,170	2,174,092
Williams Cos., Inc.
4.000%, 09/15/25	1,615	1,611,639
Williams Cos., Inc.
3.700%, 01/15/23	3,190	3,186,416
3.900%, 01/15/25	2,277	2,270,747
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/26	2,000	1,945,459
Zoetis, Inc.
# 3.250%, 02/01/23	2,476	2,473,833
TOTAL UNITED STATES		874,842,606
TOTAL BONDS		1,905,079,289
U.S. TREASURY OBLIGATIONS — (9.1%)
U.S. Treasury Notes
0.250%, 03/15/24	10,000	9,573,437
0.250%, 05/15/24	15,000	14,302,734
0.250%, 06/15/24	35,000	33,306,055
	Face Amount^	Value†
	(000)

0.625%, 10/15/24	13,000	$12,377,930
0.750%, 11/15/24	7,000	6,670,234
1.125%, 01/15/25	7,000	6,712,344
1.500%, 02/15/25	5,000	4,832,422
1.750%, 03/15/25	16,000	15,554,375
0.250%, 06/30/25	75,000	69,600,586
0.250%, 08/31/25	23,000	21,252,539
0.250%, 10/31/25	2,000	1,841,563
TOTAL U.S. TREASURY OBLIGATIONS		196,024,219
TOTAL INVESTMENT SECURITIES (Cost $2,216,461,396)		2,101,103,508

		Shares
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	5,434,014	62,855,238
TOTAL INVESTMENTS — (100.0%)
(Cost $2,279,308,866)^^			$2,163,958,746

As of July 31, 2022, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,683,117	CAD	67,372,524	Barclays Capital	08/23/22	$72,614
CAD	10,999,492	USD	8,531,028	Citibank, N.A.	08/23/22	58,361
CAD	30,225,415	USD	23,264,896	HSBC Bank	08/23/22	337,817
CAD	23,129,296	USD	17,833,208	Australia and New Zealand Bank	09/06/22	227,605
USD	13,601,303	EUR	12,973,366	HSBC Bank	09/30/22	286,963
EUR	6,563,206	USD	6,729,446	HSBC Bank	10/11/22	11,687
Total Appreciation						$995,047
USD	22,524,764	AUD	33,156,981	State Street Bank and Trust	08/15/22	$(646,518)
USD	19,407,094	NZD	31,885,327	State Street Bank and Trust	08/15/22	(645,843)
USD	13,130,537	GBP	10,966,441	Morgan Stanley and Co. International	08/23/22	(230,811)
USD	59,993,385	NOK	590,125,170	Barclays Capital	08/26/22	(1,101,706)
USD	35,131,454	CAD	45,720,425	BNY Mellon	09/06/22	(569,938)
USD	481,779	CAD	617,865	State Street Bank and Trust	09/06/22	(689)
USD	959,370	SEK	9,944,116	Societe Generale	09/19/22	(21,263)
USD	17,944,436	EUR	17,684,212	State Street Bank and Trust	09/30/22	(204,561)
USD	127,173,670	AUD	187,631,423	State Street Bank and Trust	10/04/22	(4,050,532)
USD	43,529,207	EUR	42,887,727	State Street Bank and Trust	10/11/22	(521,195)
Total (Depreciation)						$(7,993,056)
Total Appreciation (Depreciation)						$(6,998,009)

DFA Short-Duration Real Return Portfolio
CONTINUED
As of July 31, 2022, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$869,653	$869,653
Bank of America Corp.	3.175%	Fixed	CPI	Maturity	USD	37,000,000	05/27/27	—	—	142,888	142,888
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	656,802	656,802
Bank of America Corp.	2.933%	Fixed	CPI	Maturity	USD	48,000,000	08/17/23	—	—	2,950,446	2,950,446
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,165,671	1,165,671
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,337,265	1,337,265
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,704,654	2,704,654
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	54,000,000	07/29/26	—	—	4,022,333	4,022,333
Bank of America Corp.	2.712%	Fixed	CPI	Maturity	USD	25,000,000	06/07/26	—	—	2,127,046	2,127,046
Bank of America Corp.	2.699%	Fixed	CPI	Maturity	USD	24,000,000	07/27/26	—	—	1,841,812	1,841,812
Bank of America Corp.	2.608%	Fixed	CPI	Maturity	USD	44,000,000	06/17/26	—	—	3,890,641	3,890,641
Bank of America Corp.	2.602%	Fixed	CPI	Maturity	USD	60,000,000	07/09/26	—	—	5,088,148	5,088,148
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	2,979,785	2,979,785
Bank of America Corp.	2.580%	Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	2,615,293	2,615,293
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	4,358,372	4,358,372
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	1,736,142	1,736,142
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	2,410,716	2,410,716
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,708,483	5,708,483
Citibank, N.A.	5.640%	Fixed	CPI	Maturity	USD	40,000,000	03/15/23	—	—	476,891	476,891
Citibank, N.A.	4.010%	Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	1,139,495	1,139,495
Citibank, N.A.	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	297,566	297,566
Citibank, N.A.	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	236,636	236,636
Citibank, N.A.	3.726%	Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	706,710	706,710
Citibank, N.A.	3.590%	Fixed	CPI	Maturity	USD	28,000,000	10/29/23	—	—	1,153,073	1,153,073
Citibank, N.A.	3.546%	Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	1,259,951	1,259,951
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	1,617,424	1,617,424
Citibank, N.A.	3.299%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	682,374	682,374
Citibank, N.A.	3.255%	Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	2,723,378	2,723,378
Citibank, N.A.	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,420,959	1,420,959
Citibank, N.A.	2.965%	Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	1,140,425	1,140,425
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	2,959,449	2,959,449
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	2,207,840	2,207,840
Citibank, N.A.	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	2,172,015	2,172,015
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,371,901	2,371,901
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,127,797	4,127,797
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,271,152	1,271,152
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	924,247	924,247
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	679,995	679,995
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	1,901,177	1,901,177

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	$813,241	$813,241
Deutsche Bank AG	2.902%	Fixed	CPI	Maturity	USD	35,000,000	07/12/27	—	—	385,540	385,540
Deutsche Bank AG	2.860%	Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	1,693,721	1,693,721
Deutsche Bank AG	2.778%	Fixed	CPI	Maturity	USD	36,000,000	05/07/26	—	—	3,061,605	3,061,605
Deutsche Bank AG	2.748%	Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	2,146,322	2,146,322
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,648,673	2,648,673
Deutsche Bank AG	2.710%	Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	2,350,276	2,350,276
Deutsche Bank AG	2.698%	Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	2,736,215	2,736,215
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	2,044,714	2,044,714
Deutsche Bank AG	2.623%	Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	3,315,374	3,315,374
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,528,899	3,528,899
Deutsche Bank AG	2.508%	Fixed	CPI	Maturity	USD	40,000,000	04/12/26	—	—	4,006,153	4,006,153
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,738,288	4,738,288
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	2,106,931	2,106,931
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,626,965	4,626,965
Deutsche Bank AG	2.186%	Fixed	CPI	Maturity	USD	28,000,000	01/15/23	—	—	2,820,875	2,820,875
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,167,806	3,167,806
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	4,994,061	4,994,061
Morgan Stanley and Co. International	3.665%	Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	959,595	959,595
Total Appreciation										$130,221,859	$130,221,859
Bank of America Corp.	3.645%	Fixed	CPI	Maturity	USD	24,000,000	03/28/27	—	—	(161,098)	(161,098)
Bank of America Corp.	3.390%	Fixed	CPI	Maturity	USD	40,000,000	06/08/27	—	—	(359,876)	(359,876)
Citibank, N.A.	3.849%	Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	(161,057)	(161,057)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(129,325)	(129,325)
Deutsche Bank AG	3.488%	Fixed	CPI	Maturity	USD	59,000,000	04/22/27	—	—	(173,353)	(173,353)
Deutsche Bank AG	3.407%	Fixed	CPI	Maturity	USD	35,000,000	06/13/27	—	—	(351,712)	(351,712)
Total (Depreciation)										$(1,336,421)	$(1,336,421)
Total Appreciation (Depreciation)										$128,885,438	$128,885,438

DFA Short-Duration Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$142,882,323	—	$142,882,323
Belgium	—	4,437,154	—	4,437,154
Canada	—	145,175,152	—	145,175,152
Denmark	—	1,306,460	—	1,306,460
Finland	—	3,574,561	—	3,574,561
France	—	74,097,526	—	74,097,526
Germany	—	81,758,671	—	81,758,671
Ireland	—	14,408,998	—	14,408,998
Italy	—	17,536,291	—	17,536,291
Japan	—	128,733,248	—	128,733,248
Netherlands	—	16,044,076	—	16,044,076
New Zealand	—	18,562,435	—	18,562,435
Norway	—	50,365,003	—	50,365,003
Spain	—	28,811,498	—	28,811,498
Supranational Organization Obligations	—	151,556,381	—	151,556,381
Sweden	—	22,575,707	—	22,575,707
Switzerland	—	24,649,916	—	24,649,916
United Kingdom	—	103,761,283	—	103,761,283
United States	—	874,842,606	—	874,842,606
U.S. Treasury Obligations	—	196,024,219	—	196,024,219
Securities Lending Collateral	—	62,855,238	—	62,855,238
Forward Currency Contracts**	—	(6,998,009)	—	(6,998,009)
Swap Agreements**	—	128,885,438	—	128,885,438
TOTAL	—	$2,285,846,175	—	$2,285,846,175
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (1.4%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 09/01/26)	1,010	$1,132,232
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 09/01/26)	2,540	2,847,396
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 09/01/26)	4,670	5,235,173
¤ 5.000%, 09/01/36 (Pre-refunded @ $100, 09/01/26)	4,000	4,484,089
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,276,311
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,236,327
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,625	6,063,174
TOTAL ALABAMA		23,274,702
ALASKA — (0.2%)
City of Anchorage (GO) Series B
5.000%, 09/01/23	600	621,933
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,679,496
TOTAL ALASKA		3,301,429
ARIZONA — (0.6%)
City of Phoenix (GO)
5.000%, 07/01/27	1,500	1,721,409
City of Tempe (GO)
5.000%, 07/01/26	1,685	1,888,287
5.000%, 07/01/27	955	1,095,963
Coconino County Unified School District No. 1-Flagstaff (GO)
4.000%, 07/01/27	1,000	1,095,904
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	$1,451,419
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	658,859
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,726,756
TOTAL ARIZONA		9,638,597
CALIFORNIA — (5.1%)
California State Public Works Board (RB)
5.000%, 05/01/28	1,185	1,378,923
California State Public Works Board (RB) Series D-CA AIR RES BR
5.000%, 05/01/28	2,235	2,600,753
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/30	7,835	8,410,874
Los Angeles Unified School District (GO)
5.000%, 07/01/25	4,920	5,379,555
5.000%, 07/01/26	1,080	1,212,037
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	6,935	7,156,204
5.000%, 07/01/26	1,055	1,183,980
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	790	860,607
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	2,700	2,787,124
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	6,264,112
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	3,410	3,963,010
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	587,198
5.000%, 05/01/26	1,435	1,601,002

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
3.000%, 03/01/26	2,000	$2,070,248
5.000%, 08/01/26	9,000	10,139,715
5.000%, 12/01/26	5,535	6,288,073
3.500%, 08/01/27	1,500	1,583,996
5.000%, 08/01/27	4,000	4,617,688
5.000%, 12/01/27	8,175	9,494,454
5.000%, 04/01/28	2,500	2,917,054
5.000%, 10/01/29	1,000	1,108,608
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,452,477
5.000%, 09/01/26	1,000	1,128,999
TOTAL CALIFORNIA		86,186,691
COLORADO — (1.0%)
City & County of Denver (GO)
5.000%, 08/01/27	2,920	3,357,333
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,388,484
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	1,721,733
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/25	550	606,738
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	968,935
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,907,423
5.000%, 12/01/26	335	379,530
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	520	574,022
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,082,347
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	430,061
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	$2,503,696
TOTAL COLORADO		16,920,302
CONNECTICUT — (0.3%)
City of Danbury (GO) Series A
4.000%, 07/15/25	1,200	1,279,746
City of Danbury (GO) Series B
4.000%, 07/15/26	735	797,997
4.000%, 07/15/27	700	772,791
City of Middletown (GO)
5.000%, 04/01/23	950	972,314
Town of Windsor (GO)
5.000%, 06/15/25	1,420	1,551,204
TOTAL CONNECTICUT		5,374,052
DELAWARE — (0.4%)
County of New Castle (GO) Series
5.000%, 10/01/23	1,500	1,561,665
Delaware State (GO)
5.000%, 03/01/26	2,000	2,228,079
New Castle County (GO)
5.000%, 10/01/23	2,275	2,368,525
TOTAL DELAWARE		6,158,269
DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (GO)
4.000%, 02/01/27	1,060	1,156,786
District of Columbia (GO) Series E
5.000%, 06/01/26	1,885	2,106,622
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,181,465
TOTAL DISTRICT OF COLUMBIA		8,444,873
FLORIDA — (2.9%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	376,710
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,599,201
Florida State (GO)
5.000%, 07/01/27	7,000	8,054,562

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series A
5.000%, 06/01/23	700	$720,140
5.000%, 06/01/24	225	238,617
5.000%, 07/01/24	500	531,614
Florida State (GO) Series B
5.000%, 06/01/23	650	668,701
5.000%, 06/01/25	3,000	3,271,176
Florida State (GO) Series C
5.000%, 06/01/26	12,000	13,420,304
Miami-Dade County (GO)
5.000%, 07/01/23	1,955	2,016,814
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,023,274
5.000%, 07/01/28	1,560	1,812,313
Palm County Beach (RB) Series D
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	1,767,086
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/25)	2,050	2,264,079
School Board of Miami-Dade County/The (GO) (BAM) Series
5.000%, 03/15/28	2,515	2,903,371
State of Florida (GO)
5.000%, 07/01/27	2,581	2,935,529
TOTAL FLORIDA		48,603,491
GEORGIA — (5.2%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,613,923
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,374,605
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,120	3,592,586
Georgia State (GO)
5.000%, 02/01/25	2,500	2,704,154
5.000%, 02/01/31	6,705	7,575,842
Georgia State (GO) Series A
5.000%, 07/01/25	5,000	5,470,018
5.000%, 07/01/26	1,200	1,347,676
5.000%, 07/01/27	8,000	9,205,214
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,403,582
Georgia State (GO) Series F
5.000%, 01/01/27	1,140	1,296,215
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	$1,644,017
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	31,000	35,722,924
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,074,473
Henry County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/27	3,950	4,334,073
State of Georgia (GO)
4.000%, 07/01/29	4,000	4,488,416
TOTAL GEORGIA		87,847,718
HAWAII — (1.8%)
5.000%, 03/01/27	4,850	5,523,075
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,236,858
5.000%, 10/01/25	450	494,857
5.000%, 10/01/26	430	471,749
City & County of Honolulu (GO) Series C
5.000%, 10/01/25	2,000	2,199,367
Hawaii State (GO)
5.000%, 10/01/26	1,760	1,985,893
5.000%, 10/01/27	3,505	3,844,168
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	302,628
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,002,861
Hawaii State (GO) Series FH
5.000%, 10/01/23	2,050	2,130,392
4.000%, 10/01/30	4,960	5,306,825
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	1,846,264
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,266,500
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	315,333
Maui County (GO)
5.000%, 03/01/25	750	812,121
TOTAL HAWAII		29,738,891
IOWA — (0.5%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,384,232

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
IOWA — (Continued)
City of Urbandale (GO)
5.000%, 06/01/27	1,040	$1,186,054
Iowa Finance Authority (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,245	1,283,788
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,034,383
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,204,364
TOTAL IOWA		8,092,821
KANSAS — (0.5%)
City of Merriam (GO)
5.000%, 10/01/25	200	220,132
City of Shawnee (GO)
4.000%, 12/01/26	1,125	1,224,443
City of Wichita (GO) Series 828
4.000%, 06/01/23	700	714,620
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,409,071
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,686,101
Kansas Development Finance Authority (RB)
5.000%, 05/01/28	2,000	2,310,824
TOTAL KANSAS		7,565,191
KENTUCKY — (0.9%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,517,541
5.000%, 12/01/25	3,800	4,198,128
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 04/01/28	7,885	9,168,157
TOTAL KENTUCKY		14,883,826
LOUISIANA — (0.5%)
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,000	1,070,607
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State (GO)
5.000%, 04/01/27	3,725	$4,244,825
Louisiana State (GO) Series C
5.000%, 08/01/23	1,100	1,137,599
St. Tammany Parish Wide School District No. 12 (GO) Series
5.000%, 03/01/28	1,175	1,356,352
TOTAL LOUISIANA		7,809,383
MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,141,245
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	1,039,807
Maine State (GO) Series B
5.000%, 06/01/23	495	510,202
State of Maine (GO)
5.000%, 06/01/28	1,700	1,978,678
TOTAL MAINE		4,669,932
MARYLAND — (7.6%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,093,954
5.000%, 10/01/28	6,560	7,713,907
Baltimore County (GO)
3.000%, 11/01/24	5,015	5,148,030
5.000%, 03/01/28	2,235	2,603,021
Charles County (GO)
5.000%, 10/01/28	4,370	5,138,685
City of Baltimore (GO) Series
5.000%, 10/15/26	800	902,428
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	649,572
Harford County (GO)
4.000%, 10/01/22	1,750	1,757,624
Harford County (GO) Series A
5.000%, 10/01/26	3,625	4,096,488
Harford County (GO) Series B
5.000%, 01/15/26	2,335	2,591,892
Howard County (GO) Series A
5.000%, 08/15/22	800	801,063
5.000%, 02/15/27	2,435	2,776,853
5.000%, 02/15/28	3,000	3,491,335

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Howard County (GO) Series D
5.000%, 02/15/24	4,000	$4,208,501
5.000%, 02/15/25	8,390	9,086,979
Maryland State (GO) Series
5.000%, 03/15/27	6,495	7,421,640
Maryland State (GO) Series A
5.000%, 03/15/26	1,000	1,114,769
5.000%, 08/01/26	2,500	2,813,494
5.000%, 03/15/28	8,030	9,358,055
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,829,312
5.000%, 08/01/26	6,500	7,315,083
Maryland State (GO) Series C
4.000%, 03/01/28	5,000	5,520,506
Montgomery County (GO)
5.000%, 10/01/26	5,500	6,215,362
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,000,000
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	7,695,493
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,036,531
State of Maryland (GO)
5.000%, 06/01/29	4,000	4,757,947
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,594,025
3.000%, 06/01/26	2,080	2,164,220
Wicomico County (GO) Series
5.000%, 12/01/25	1,000	1,106,140
5.000%, 12/01/27	2,315	2,670,820
TOTAL MARYLAND		126,673,729
MASSACHUSETTS — (3.5%)
City of Cambridge (GO)
5.000%, 02/15/28	4,055	4,719,121
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,132,673
City of Quincy (GO)
1.500%, 09/16/22	1,000	1,000,171
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	1,065	1,223,529
City of Springfield (GO)
5.000%, 03/01/28	2,055	2,375,692
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO)
5.000%, 11/01/25	10,220	$11,280,095
5.000%, 07/01/26	500	561,330
5.000%, 07/01/29	4,250	4,730,406
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	1,140	1,182,007
5.000%, 07/01/28	1,070	1,249,546
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,093,146
5.000%, 08/01/24	1,360	1,450,239
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,157,514
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,575,617
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	10,644,530
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,094,240
Town of Nantucket (GO)
5.000%, 10/01/23	1,775	1,847,549
Town of Norwood (GO)
5.000%, 03/15/28	1,430	1,659,880
Town of Watertown (GO)
5.000%, 04/15/23	1,895	1,942,003
Town of Wellesley (GO)
5.000%, 12/01/26	1,865	2,116,241
TOTAL MASSACHUSETTS		59,035,529
MICHIGAN — (0.1%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,632,373
MINNESOTA — (3.4%)
City of Lakeville (GO) Series A
4.000%, 02/01/27	1,080	1,174,232
City of Minneapolis (GO)
4.000%, 12/01/28	3,500	3,854,803
City of Saint Paul (GO)
5.000%, 09/01/27	1,055	1,214,248
Hennepin County (GO) Series
5.000%, 12/01/31	1,310	1,490,041

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Hennepin County (GO) Series A
5.000%, 12/01/23	1,500	$1,567,542
5.000%, 12/01/31	3,005	3,364,474
Lakeville Independent School District No. 194 (GO) Series B
4.000%, 02/01/26	1,115	1,194,937
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	4,034,582
5.000%, 02/01/26	1,730	1,910,768
Metropolitan Council (GO)
5.000%, 03/01/27	4,360	4,971,253
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,586,549
Metropolitan Council (GO) Series D
5.000%, 03/01/28	1,780	2,067,977
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	480	503,852
Minnesota State (GO)
4.000%, 08/01/26	1,000	1,084,122
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	7,683,754
5.000%, 08/01/28	6,000	7,045,324
Minnesota State (GO) Series B
2.000%, 08/01/22	1,300	1,300,000
Ramsey County (GO) Series A
5.000%, 02/01/23	450	457,847
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	879,228
West State Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,412,984
White Bear Lake Independent School District No. 624 (GO)
5.000%, 02/01/27	1,520	1,723,350
TOTAL MINNESOTA		57,521,867
MISSISSIPPI — (0.4%)
Mississippi State (GO)
5.000%, 10/01/28	1,140	1,302,974
	Face Amount	Value†
	(000)
MISSISSIPPI — (Continued)
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/01/26)	4,600	$5,196,917
TOTAL MISSISSIPPI		6,499,891
MISSOURI — (0.4%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,000	1,089,074
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,000	1,104,690
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,551,315
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	176,623
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	1,980,934
TOTAL MISSOURI		6,902,636
NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,270,212
Lancaster County School District 001 (GO)
5.000%, 01/15/27	2,580	2,924,476
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/27	4,275	4,939,108
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,486,936
5.000%, 12/15/26	3,975	4,500,448
Sarpy County (GO)
5.000%, 06/01/26	1,110	1,237,886
5.000%, 06/01/27	2,535	2,862,425
TOTAL NEBRASKA		21,221,491
NEVADA — (2.8%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	9,286,722
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/27	6,115	6,995,022
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	6,500	7,435,428

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	2,500	$2,906,831
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	12,632,026
Washoe County (GO)
5.000%, 03/01/26	2,460	2,720,660
5.000%, 03/01/27	1,170	1,321,378
Washoe County School District (GO) Series B
5.000%, 04/01/26	3,000	3,335,657
TOTAL NEVADA		46,633,724
NEW HAMPSHIRE — (0.5%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,091,699
5.000%, 08/01/28	1,655	1,934,911
New Hampshire State (GO) Series A
5.000%, 03/01/28	3,545	4,126,686
TOTAL NEW HAMPSHIRE		8,153,296
NEW JERSEY — (2.0%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,039,590
County of Union NJ (GO)
4.000%, 03/01/28	1,330	1,462,551
4.000%, 03/01/29	1,350	1,493,411
Mercer County (GO)
4.000%, 02/01/27	3,430	3,740,089
4.000%, 02/01/28	3,290	3,624,595
Monmouth County (GO)
5.000%, 07/15/26	1,665	1,870,353
New Jersey Economic Dev. Authority (RB)
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	16,015	18,482,700
Township of Toms River NJ (GO)
4.000%, 06/01/27	865	947,741
4.000%, 06/01/28	1,255	1,385,226
TOTAL NEW JERSEY		34,046,256
NEW MEXICO — (0.6%)
City of Albuquerque (GO) Series A
5.000%, 07/01/28	3,370	3,923,216
New Mexico State (GO) Series B
5.000%, 03/01/24	100	105,353
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	$6,253,198
TOTAL NEW MEXICO		10,281,767
NEW YORK — (4.4%)
5.000%, 08/01/26	4,150	4,649,925
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,285,775
City of New York (GO) Series J
5.000%, 08/01/22	650	650,000
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,595,546
5.000%, 06/15/25	1,655	1,804,024
New York State Dormitory Authority (RB)
5.000%, 02/15/25	155	167,675
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	1,000	1,111,419
5.000%, 03/15/28	6,310	7,280,781
New York State Dormitory Authority (RB) Series A-
5.000%, 02/15/33	1,260	1,382,701
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	700	735,721
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	15,937,335
New York State Dormitory Authority (RB) Series D
5.000%, 03/15/25	2,670	2,894,893
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	6,755	7,507,638
5.000%, 03/15/27	7,000	7,968,668
5.000%, 03/15/29	2,000	2,340,833
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	345	372,795
New York State Thruway Authority (RB) Series A-BID GRP 1
5.000%, 03/15/28	4,000	4,629,182
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	7,652,563

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	$700,864
TOTAL NEW YORK		73,668,338
NORTH CAROLINA — (3.2%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,031,711
5.000%, 07/01/27	1,900	2,185,272
County of New Hanover NC (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,500	4,017,428
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,512,178
Gaston County (GO)
5.000%, 02/01/26	2,500	2,772,868
Guilford County (GO) Series A
5.000%, 03/01/27	2,160	2,464,866
Guilford County (GO) Series B
5.000%, 03/01/27	6,355	7,251,956
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,312,014
North Carolina State (GO) Series A
5.000%, 06/01/27	2,000	2,296,799
Town of Holly Springs (GO)
5.000%, 06/01/25	1,500	1,637,330
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,583,166
Wake County (GO)
5.000%, 09/01/24	4,000	4,275,708
5.000%, 02/01/26	7,000	7,776,611
Wake County (GO) Series B
5.000%, 02/01/26	4,135	4,593,756
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,163,641
TOTAL NORTH CAROLINA		53,875,304
OHIO — (2.7%)
Butler County Port Authority (RB)
¤ 6.625%, 07/01/36 (Pre-refunded @ $100, 7/1/23)	1,255	1,311,706
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	$4,610,738
City of Columbus (GO) Series A
4.000%, 08/15/25	3,500	3,733,020
5.000%, 04/01/27	2,000	2,281,984
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,160,410
Ohio State (GO) Series
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	500	543,843
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,145,018
5.000%, 09/01/26	5,845	6,576,863
5.000%, 09/01/28	2,500	2,925,964
Ohio State (GO) Series B
5.000%, 09/01/27	9,310	10,720,184
5.000%, 09/15/27	3,700	4,263,261
State of Ohio (GO) Series X
5.000%, 05/01/29	650	767,601
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,725,203
TOTAL OHIO		45,765,795
OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/28	1,790	1,964,723
City of Bixby OK (GO) Series A
4.000%, 06/01/26	790	848,916
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 07/01/26)	2,000	2,241,289
TOTAL OKLAHOMA		5,054,928
OREGON — (2.8%)
City of Portland (GO)
5.000%, 06/15/25	150	163,904
5.000%, 06/01/26	2,565	2,872,635
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,713,378
City of Portland Water System Revenue (RB)
5.000%, 04/01/27	1,780	2,026,691
City of Salem (GO)
5.000%, 06/01/23	875	900,469

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	430	$456,570
Clean Water Services and Sewer Revenue (RB)
5.000%, 10/01/26	1,425	1,607,285
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,620,097
Multnomah County (GO) Series A
5.000%, 06/15/28	4,500	5,251,454
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,653,805
5.000%, 05/01/26	2,945	3,292,493
Oregon State (GO) Series A
5.000%, 05/01/26	3,555	3,974,470
Oregon State (GO) Series F
5.000%, 05/01/26	3,645	4,075,090
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,074,454
Oregon State (GO) Series K
5.000%, 11/01/25	3,920	4,326,612
Oregon State Department of Transportation (RB)
5.000%, 11/15/26	1,685	1,901,714
Portland Community College District (GO)
5.000%, 06/15/27	1,340	1,491,519
State of Oregon (GO)
5.000%, 05/01/27	670	767,587
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/25	1,045	1,140,325
TOTAL OREGON		46,310,552
PENNSYLVANIA — (1.1%)
Chester County (GO) Series A
4.000%, 07/15/28	5,250	5,662,674
County of Montgomery PA (GO)
5.000%, 07/01/28	5,925	6,937,254
Lehigh County Authority (RB)
4.000%, 11/01/25	1,710	1,829,142
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/27	1,240	$1,434,234
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,563,740
Township of Lower Merion (GO)
5.000%, 05/01/27	1,160	1,324,978
TOTAL PENNSYLVANIA		18,752,022
RHODE ISLAND — (0.3%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	3,230	3,230,000
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,206,906
TOTAL RHODE ISLAND		4,436,906
SOUTH CAROLINA — (2.4%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	1,500	1,627,892
Beaufort County School District (GO) (SCSDE) Series C
5.000%, 03/01/28	5,660	6,556,219
5.000%, 03/01/29	4,500	5,296,963
Charleston County (GO)
5.000%, 11/01/27	3,810	4,410,128
Clemson University (RB) Series B
5.000%, 05/01/25	750	812,186
Dorchester County (GO)
5.000%, 04/01/28	610	709,268
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,120,666
5.000%, 06/01/25	290	316,129
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	2,898,082
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	2,860	3,100,666
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,081,875

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County School District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	$1,781,023
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/25	2,380	2,577,129
South Carolina State (GO)
5.000%, 04/01/25	1,050	1,141,244
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,119,421
State of South Carolina (GO)
5.000%, 04/01/29	1,130	1,339,619
TOTAL SOUTH CAROLINA		39,888,510
TENNESSEE — (4.7%)
City of Chattanooga (GO) Series
5.000%, 10/01/26	1,245	1,406,397
5.000%, 10/01/28	1,245	1,463,205
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/27	885	1,013,391
City of Knoxville TN Wastewater System Revenue (RB)
5.000%, 04/01/29	4,000	4,709,252
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/23	1,265	1,290,817
City of Memphis (GO)
5.000%, 05/01/24	2,775	2,936,912
5.000%, 05/01/25	1,995	2,169,372
City of Murfreesboro (GO)
5.000%, 06/01/28	4,340	5,059,246
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,740	1,990,407
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,685,292
Hamilton County (GO)
5.000%, 12/01/29	5,105	6,109,635
Knox County (GO)
5.000%, 06/01/28	1,750	2,040,018
Knox County (GO) Series
5.000%, 06/01/26	125	139,795
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,000	5,533,956
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series
4.000%, 01/01/26	4,000	$4,290,623
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	1,450	1,471,315
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,315,766
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/23	2,800	2,888,272
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,180,400
Shelby County (GO)
5.000%, 04/01/25	5,000	5,426,305
Tennessee State
5.000%, 08/01/27	1,500	1,642,274
Tennessee State (GO)
5.000%, 09/01/27	1,900	2,192,777
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,655,591
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,837,389
Williamson County (GO) Series
5.000%, 04/01/27	2,370	2,707,572
5.000%, 05/01/27	3,265	3,737,350
5.000%, 04/01/28	1,150	1,339,828
5.000%, 04/01/29	2,615	3,100,092
TOTAL TENNESSEE		79,333,249
TEXAS — (16.7%)
Alamo Heights Independent School District (GO) (PSF-GTD)
4.000%, 02/01/27	5,685	6,168,257
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,318,510
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,200	1,386,966
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	547,302

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District (GO)
5.000%, 08/01/26	2,250	$2,523,814
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,583,022
5.000%, 08/15/25	3,795	4,159,414
City of Arlington (GO) Series A
5.000%, 08/15/25	1,595	1,748,159
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,395,379
City of Austin (GO)
5.000%, 09/01/23	3,500	3,631,017
5.000%, 05/01/24	1,600	1,692,499
5.000%, 09/01/27	3,690	4,248,924
City of Carrollton (GO)
5.000%, 08/15/25	1,225	1,341,487
5.000%, 08/15/26	1,420	1,594,301
City of Cedar Park (GO)
5.000%, 02/15/26	500	553,554
City of College Station (GO)
5.000%, 02/15/28	500	575,882
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,053,259
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,470,104
City of Denton (GO)
5.000%, 02/15/28	2,040	2,361,316
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	415,421
5.000%, 03/01/27	225	254,532
City of Fort Worth (GO)
5.000%, 03/01/25	6,490	7,018,988
5.000%, 03/01/26	2,000	2,219,247
5.000%, 03/01/27	5,160	5,876,097
5.000%, 03/01/28	5,000	5,791,713
City of Frisco (GO)
5.000%, 02/15/27	3,315	3,763,349
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,818,553
5.000%, 02/15/25	2,000	2,160,437
City of Garland (GO) Series A
5.000%, 02/15/24	400	420,412
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	5,672,694
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Irving (GO)
5.000%, 09/15/27	2,020	$2,317,935
City of Lewisville (GO)
5.000%, 02/15/27	595	674,087
5.000%, 02/15/28	745	860,230
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	1,160,143
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,076,476
City of Midland (GO)
5.000%, 03/01/28	705	813,811
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,206,792
City of San Antonio (GO)
5.000%, 08/01/28	4,630	5,393,838
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,127,117
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	865,996
5.000%, 02/01/26	2,850	3,149,835
City of Temple
5.000%, 08/01/27	140	159,961
5.000%, 08/01/28	340	393,184
City of Waco (GO)
5.000%, 02/01/26	2,065	2,285,944
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,125,926
4.000%, 02/01/26	3,185	3,408,290
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,050	3,459,666
Collin County (GO)
5.000%, 02/15/25	1,605	1,736,664
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,287,929
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,679,472
5.000%, 02/15/29	880	1,035,668
Conroe Independent School District (GO)
5.000%, 02/15/32	1,000	1,091,875
County of Collin (GO)
5.000%, 02/15/25	2,430	2,629,342
Crowley Independent School District
5.000%, 08/01/36	1,000	1,091,844

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/01/25)	1,000	$1,104,429
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,000	1,096,959
5.000%, 08/15/26	560	630,133
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,623,831
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,238,761
5.000%, 08/15/25	1,000	1,096,025
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	325	325,327
5.000%, 08/15/27	1,000	1,148,480
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,230	1,329,944
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,150	1,244,637
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	770	871,633
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,398,760
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,212,457
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	4,650	5,313,996
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/26	2,450	2,745,656
5.000%, 10/01/25	1,780	1,956,281
Harris County (GO) Series A
5.000%, 10/01/28	1,400	1,639,165
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	$537,574
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,250	1,273,560
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,179,651
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	290	321,331
5.000%, 02/15/27	1,000	1,133,851
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,155	1,279,785
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	174,195
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	2,129,419
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	439,835
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	8,272,347
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/25	4,930	5,265,526
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,066,759
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,074,632
Pflugerville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,765	1,905,671
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,340,282
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,170	1,297,254

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	$674,414
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	155	176,036
Riverhead Central School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,885	4,359,380
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	7,310	8,001,550
San Antonio Independent School District (GO)
5.000%, 08/15/27	1,500	1,718,838
San Marcos Consolidated Independent School District (GO) (PSF-GTD) Series A
3.250%, 08/01/28	5,445	5,744,045
Tarrant County (GO)
5.000%, 07/15/28	500	581,799
5.000%, 07/15/29	350	413,422
Tarrant County College District (GO)
5.000%, 08/15/28	1,000	1,166,985
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/26	5,805	6,283,052
Temple Independent School District/TX (GO)
5.000%, 02/01/28	500	576,168
Texas State (GO)
5.000%, 10/01/23	4,200	4,368,184
5.000%, 10/01/26	1,930	2,177,712
5.000%, 04/01/27	1,385	1,540,482
5.000%, 08/01/27	420	483,121
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	1,000	1,146,170
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/27	415	475,447
5.000%, 08/01/28	575	668,804
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	790,422
	Face Amount	Value†
	(000)
TEXAS — (Continued)
University of Texas System (RB) Series J
5.000%, 08/15/25	12,500	$13,708,092
5.000%, 08/15/26	3,880	4,374,000
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	286,473
Williamson County (GO)
4.000%, 02/15/26	8,000	8,602,989
TOTAL TEXAS		278,782,365
UTAH — (1.6%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,293,505
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,639,238
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,029,192
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	714,794
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	1,959,507
5.000%, 02/01/26	1,635	1,811,695
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,520	2,824,952
State of Utah (GO)
5.000%, 07/01/26	2,025	2,273,386
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,343,512
5.000%, 06/01/28	1,890	2,199,825
5.000%, 07/01/25	7,650	8,369,128
Utah State (GO) Series
5.000%, 07/01/27	1,000	1,150,143
TOTAL UTAH		26,608,877
VERMONT — (0.1%)
Vermont State (GO)
5.000%, 08/15/27	1,270	1,465,170
VIRGINIA — (3.9%)
5.000%, 08/15/27	7,820	8,993,285
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	4,836,417
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,130,287

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Roanoke (GO)
5.000%, 04/01/27	205	$232,430
5.000%, 04/01/28	730	842,443
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/25	3,845	4,219,122
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,463,161
5.000%, 09/15/24	3,000	3,207,113
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	3,750	4,154,217
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	4,000	4,017,426
5.000%, 10/01/26	5,535	6,262,056
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,610,070
5.000%, 04/01/25	1,455	1,580,246
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/26	1,165	1,320,900
5.000%, 12/01/28	4,795	5,642,711
5.000%, 12/01/29	7,050	8,432,107
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	4,154,661
5.000%, 01/01/26	1,265	1,402,310
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	620,691
TOTAL VIRGINIA		66,121,653
WASHINGTON — (8.9%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue (RB)
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/01/25)	410	452,939
City of Bellevue (GO)
5.000%, 12/01/28	1,165	1,370,961
City of Seattle (GO) Series A
5.000%, 12/01/22	3,955	3,999,524
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/25	9,290	10,149,411
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	$3,168,878
City of Seattle WA Drainage & Wastewater Revenue (RB)
5.000%, 09/01/28	10,205	11,911,982
City of Seattle WA Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	7,209,079
City of Seattle Water System Revenue (RB)
5.000%, 08/01/25	3,770	4,128,970
5.000%, 08/01/26	5,725	6,431,114
City of Seattle Water System Revenue
5.000%, 09/01/29	3,945	4,694,476
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,285,465
County of Snohomish (GO)
5.000%, 12/01/27	1,500	1,723,994
Energy Northwest (RB)
5.000%, 07/01/23	2,000	2,062,866
Energy Northwest (RB) Series A
5.000%, 07/01/28	5,735	6,676,453
King County (GO) Series A
4.000%, 01/01/25	1,500	1,581,518
5.000%, 12/01/25	1,830	2,021,105
5.000%, 01/01/28	2,555	2,958,856
King County (GO) Series B
5.000%, 06/01/26	1,340	1,498,601
5.000%, 06/01/27	2,450	2,806,244
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,438,487
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/23	2,175	2,274,113
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	936,003
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	2,105,231
Pierce County School District No. 10 Tacoma (GO)
5.000%, 12/01/25	7,000	7,735,790

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,000	$1,100,715
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	165	179,585
Snohomish County School District No. 201 Snohomish (GO)
5.000%, 12/01/29	2,980	3,539,710
Spokane County (GO)
5.000%, 12/01/26	3,850	4,341,197
5.000%, 12/01/27	1,000	1,150,967
State of Washington (GO)
5.000%, 02/01/34	2,435	2,656,612
Washington State (GO)
4.000%, 07/01/27	2,320	2,553,940
5.000%, 08/01/27	6,500	7,473,515
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,661,933
Washington State (GO) Series A-1
5.000%, 08/01/26	1,570	1,717,082
Washington State (GO) Series B
5.000%, 07/01/25	940	1,028,363
Washington State (GO) Series C
5.000%, 02/01/25	6,930	7,495,915
5.000%, 02/01/26	3,000	3,327,441
Washington State (GO) Series D
5.000%, 07/01/25	5,830	6,378,041
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	5,518,904
Washington State (GO) Series R-2022D GROUP 1
4.000%, 07/01/27	2,500	2,748,385
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	3,996,456
TOTAL WASHINGTON		148,490,821
	Face Amount	Value†
	(000)
WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	$532,914
WISCONSIN — (2.2%)
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	659,979
City of Waukesha (GO) Series B
2.000%, 10/01/22	450	450,421
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,510,182
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	229,372
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,042,874
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	1,031,114
Wisconsin State (GO)
5.000%, 05/01/26	4,000	4,481,255
5.000%, 11/01/26	4,230	4,799,305
5.000%, 05/01/28	2,000	2,336,770
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,328,600
5.000%, 05/01/26	5,000	5,601,569
Wisconsin State (GO) Series A
5.000%, 05/01/25	8,750	9,544,384
TOTAL WISCONSIN		37,015,825
TOTAL MUNICIPAL BONDS Cost ($1,680,216,113)		1,673,215,956
TOTAL INVESTMENTS — (100.0%)
(Cost $1,680,216,113)^^		$1,673,215,956

DFA Municipal Real Return Portfolio
CONTINUED
As of July 31, 2022, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$513,231	$513,231
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	684,397	684,397
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	715,187	715,187
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	406,216	406,216
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	506,868	506,868
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	384,636	384,636
Bank of America Corp.	3.037%	Fixed	CPI	Maturity	USD	23,000,000	05/12/29	—	—	153,666	153,666
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	540,405	540,405
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	316,105	316,105
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,417,899	1,417,899
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	654,622	654,622
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	360,291	360,291
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	838,571	838,571
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	823,648	823,648
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,180,773	1,180,773
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	990,801	990,801
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	449,667	449,667
Bank of America Corp.	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	830,145	830,145
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	470,414	470,414
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	558,806	558,806
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	819,874	819,874
Bank of America Corp.	2.762%	Fixed	CPI	Maturity	USD	22,000,000	07/06/29	—	—	357,864	357,864
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	842,274	842,274
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	893,852	893,852
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	693,347	693,347
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,030,658	1,030,658
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	895,635	895,635
Bank of America Corp.	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	830,797	830,797
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	964,898	964,898
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	744,031	744,031

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	$1,120,672	$1,120,672
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	984,652	984,652
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	928,359	928,359
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,709,103	1,709,103
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,736,278	1,736,278
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,383,097	1,383,097
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,431,232	1,431,232
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,729,819	1,729,819
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	1,472,818	1,472,818
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,475,731	1,475,731
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,169,108	2,169,108
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,441,953	1,441,953
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,847,204	1,847,204
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,546,528	1,546,528
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,861,280	1,861,280
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,778,553	1,778,553
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	2,980,338	2,980,338
Bank of America Corp.	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	1,289,198	1,289,198
Bank of America Corp.	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	2,620,762	2,620,762
Bank of America Corp.	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	882,303	882,303
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	1,473,429	1,473,429
Bank of America Corp.	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	2,493,206	2,493,206
Bank of America Corp.	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	1,520,336	1,520,336
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	1,509,669	1,509,669
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	1,580,460	1,580,460
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	596,743	596,743
Citibank, N.A.	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	1,250,251	1,250,251
Citibank, N.A.	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	639,656	639,656
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,036,735	1,036,735
Citibank, N.A.	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	985,796	985,796
Citibank, N.A.	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	1,097,218	1,097,218
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,094,273	1,094,273
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,909,972	1,909,972
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,252,780	2,252,780
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	1,462,850	1,462,850
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,152,074	1,152,074
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	3,005,894	3,005,894
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,411,153	1,411,153

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	$2,154,385	$2,154,385
Citibank, N.A.	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	2,303,808	2,303,808
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	2,081,362	2,081,362
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,602,717	1,602,717
Citibank, N.A.	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	1,601,055	1,601,055
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	2,210,611	2,210,611
Citibank, N.A.	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	1,081,387	1,081,387
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	2,902,803	2,902,803
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	2,302,109	2,302,109
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	1,708,924	1,708,924
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,559,727	2,559,727
Citibank, N.A.	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	1,233,902	1,233,902
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,104,124	1,104,124
Citibank, N.A.	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	3,070,566	3,070,566
Citibank, N.A.	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	3,575,621	3,575,621
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	97,093	97,093
Morgan Stanley and Co. International	3.170%	Fixed	CPI	Maturity	USD	22,000,000	04/11/29	—	—	82,416	82,416
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	281,694	281,694
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	680,595	680,595
Total Appreciation										$112,365,960	$112,365,960
Bank of America Corp.	3.684%	Fixed	CPI	Maturity	USD	43,000,000	04/22/26	—	—	(146,863)	(146,863)
Bank of America Corp.	3.595%	Fixed	CPI	Maturity	USD	27,000,000	03/15/27	—	—	(64,780)	(64,780)
Bank of America Corp.	3.595%	Fixed	CPI	Maturity	USD	16,000,000	03/21/27	—	—	(51,336)	(51,336)
Bank of America Corp.	3.462%	Fixed	CPI	Maturity	USD	23,000,000	05/09/27	—	—	(121,821)	(121,821)
Bank of America Corp.	3.418%	Fixed	CPI	Maturity	USD	55,000,000	06/13/27	—	—	(584,791)	(584,791)
Bank of America Corp.	3.349%	Fixed	CPI	Maturity	USD	14,000,000	03/28/29	—	—	(94,086)	(94,086)
Bank of America Corp.	3.342%	Fixed	CPI	Maturity	USD	24,000,000	03/10/29	—	—	(78,883)	(78,883)
Bank of America Corp.	3.325%	Fixed	CPI	Maturity	USD	54,000,000	06/07/27	—	—	(304,544)	(304,544)
Citibank, N.A.	3.700%	Fixed	CPI	Maturity	USD	36,000,000	04/21/26	—	—	(139,792)	(139,792)
Morgan Stanley and Co. International	3.495%	Fixed	CPI	Maturity	USD	32,000,000	04/28/27	—	—	(136,697)	(136,697)
Morgan Stanley and Co. International	3.267%	Fixed	CPI	Maturity	USD	43,000,000	05/31/27	—	—	(104,137)	(104,137)
Total (Depreciation)										$(1,827,730)	$(1,827,730)
Total Appreciation (Depreciation)										$110,538,230	$110,538,230

DFA Municipal Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,673,215,956	—	$1,673,215,956
Swap Agreements**	—	110,538,230	—	110,538,230
TOTAL	—	$1,783,754,186	—	$1,783,754,186
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
Alabama State (GO) Series A
5.000%, 08/01/23	300	$310,406
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,077,898
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,415	1,601,819
TOTAL ALABAMA		2,990,123
ARIZONA — (0.7%)
City of Phoenix (GO)
5.000%, 07/01/24	240	255,222
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	473,945
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	1,400	1,488,520
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,179,056
TOTAL ARIZONA		4,396,743
CALIFORNIA — (2.6%)
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,500	1,640,108
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	144,426
State of California (GO)
3.000%, 03/01/26	1,000	1,035,124
3.500%, 08/01/27	5,000	5,279,986
5.000%, 08/01/27	270	311,694
5.000%, 10/01/27	2,000	2,315,903
5.000%, 04/01/29	1,000	1,187,562
5.000%, 10/01/29	3,045	3,375,710
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO) Series B
5.000%, 09/01/26	1,000	$1,128,999
TOTAL CALIFORNIA		16,419,512
COLORADO — (1.8%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,677,499
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,053,118
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	500	564,747
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	1,954,372
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,583,379
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	592,127
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	165	186,933
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	310	341,844
TOTAL COLORADO		10,954,019
CONNECTICUT — (0.9%)
City of Danbury (GO) Series B
4.000%, 07/15/26	265	287,713
4.000%, 07/15/27	300	331,196

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	$512,399
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,160,645
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,443,127
TOTAL CONNECTICUT		5,735,080
DELAWARE — (0.2%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	829,776
Kent County (GO)
4.000%, 09/01/24	415	435,497
TOTAL DELAWARE		1,265,273
DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series
5.000%, 06/01/25	340	370,635
District of Columbia (GO) Series B
5.000%, 06/01/25	810	882,982
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	784,889
TOTAL DISTRICT OF COLUMBIA		2,038,506
FLORIDA — (5.7%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,099,359
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	715,202
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	1,000	1,096,038
Florida State (GO)
5.000%, 07/01/25	1,000	1,094,303
5.000%, 06/01/29	2,153	2,548,897
Florida State (GO) Series A
5.000%, 06/01/24	350	371,182
5.000%, 07/01/24	1,900	2,020,134
Florida State (GO) Series B
5.000%, 06/01/24	2,000	2,121,040
5.000%, 06/01/25	1,000	1,090,392
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County (GO)
5.000%, 07/01/28	10,385	$12,064,663
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,676,747
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/25	3,250	3,571,862
Palm Beach County (RB)
5.000%, 11/01/23	810	844,317
School District of Broward County (GO)
5.000%, 07/01/24	1,035	1,098,221
5.000%, 07/01/25	3,855	4,204,723
TOTAL FLORIDA		35,617,080
GEORGIA — (3.2%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,000	1,104,429
Georgia State (GO)
5.000%, 02/01/25	2,500	2,704,154
Georgia State (GO) Series A
5.000%, 07/01/26	4,490	5,042,554
Georgia State (GO) Series F
5.000%, 07/01/26	1,465	1,645,288
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	3,000	3,457,057
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,500	1,598,741
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,184,403
State of Georgia (GO) Series A
5.000%, 07/01/26	3,000	3,369,190
TOTAL GEORGIA		20,105,816
HAWAII — (2.5%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	156,060
5.000%, 10/01/25	725	797,271
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	1,068,545
5.000%, 07/01/25	1,000	1,092,509
Hawaii State (GO)
5.000%, 10/01/27	3,220	3,531,589
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,076,182
5.000%, 10/01/25	2,790	3,069,929

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FH
4.000%, 10/01/30	4,000	$4,279,698
Maui County (GO)
5.000%, 03/01/26	200	222,292
TOTAL HAWAII		15,294,075
ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,202,032
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	639,915
TOTAL ILLINOIS		2,841,947
IOWA — (0.4%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	534,576
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	161,284
City of Urbandale (GO)
5.000%, 06/01/26	605	674,229
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,368,553
TOTAL IOWA		2,738,642
KANSAS — (1.1%)
City of Leawood (GO) Series A
4.000%, 09/01/25	1,035	1,103,191
4.000%, 09/01/26	1,135	1,230,330
City of Merriam (GO)
5.000%, 10/01/25	800	880,526
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,549,987
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	252,915
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	780,477
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	$1,121,859
TOTAL KANSAS		6,919,285
KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,570,007
LOUISIANA — (0.1%)
Louisiana State (GO) Series C
5.000%, 08/01/23	500	517,091
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	266,414
Maine State (GO) Series B
4.000%, 06/01/26	500	539,203
TOTAL MAINE		805,617
MARYLAND — (9.3%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,629,004
5.000%, 10/01/25	650	716,062
Baltimore County (GO)
5.000%, 03/01/26	6,905	7,689,896
5.000%, 03/01/28	1,335	1,554,824
Charles County (GO)
5.000%, 10/01/25	2,945	3,244,310
City of Baltimore (GO) Series
5.000%, 10/15/24	700	750,185
5.000%, 10/15/25	1,530	1,684,582
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,334,500
Harford County (GO)
5.000%, 10/01/25	2,750	3,029,492
Harford County (GO) Series A
5.000%, 10/01/29	1,920	2,296,161
Harford County (GO) Series B
5.000%, 01/15/29	1,020	1,205,564
Howard County (GO) Series
5.000%, 08/15/24	2,720	2,904,310
Howard County (GO) Series A
5.000%, 08/15/29	840	1,002,525
Maryland State (GO)
5.000%, 08/01/27	1,000	1,152,869
Maryland State (GO) Series
5.000%, 03/15/27	1,500	1,714,005

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	$2,193,511
5.000%, 03/15/26	1,000	1,114,769
5.000%, 08/01/27	3,500	4,035,042
Maryland State (GO) Series B
4.000%, 08/01/23	850	871,101
5.000%, 08/01/27	500	576,435
Maryland State (GO) Series C
4.000%, 03/01/29	2,940	3,275,159
Prince County George's (GO) Series A
5.000%, 07/15/24	770	820,048
4.000%, 09/01/24	2,500	2,618,754
5.000%, 07/15/29	3,500	4,171,553
Queen County Anne's (GO)
5.000%, 07/15/25	1,235	1,352,875
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	695,742
Wicomico County (GO) Series
5.000%, 12/01/25	905	1,001,057
5.000%, 12/01/26	2,065	2,333,050
TOTAL MARYLAND		57,967,385
MASSACHUSETTS — (3.4%)
City of Beverly (GO)
5.000%, 03/15/25	500	541,981
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	256,580
City of Quincy (GO)
5.000%, 01/15/25	405	437,018
City of Springfield (GO)
5.000%, 03/01/29	2,340	2,748,135
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	291,989
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,116,354
5.000%, 02/15/29	1,225	1,432,724
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,403,325
5.000%, 09/01/28	2,000	2,342,020
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,600	1,742,550
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	$429,608
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,841,904
Town of Milford (GO)
5.000%, 12/01/25	1,000	1,104,429
Town of Nantucket (GO)
5.000%, 10/01/26	1,500	1,695,099
Town of Norwood (GO)
5.000%, 03/15/29	340	400,461
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,284,512
TOTAL MASSACHUSETTS		21,068,689
MICHIGAN — (0.2%)
Michigan State (GO) Series B
4.000%, 11/01/25	1,000	1,066,060
MINNESOTA — (3.1%)
City of Saint Paul (GO)
5.000%, 09/01/29	1,040	1,235,322
City of Saint Paul (GO) Series A
5.000%, 03/01/25	2,020	2,187,312
Hennepin County (GO) Series A
5.000%, 12/01/26	1,250	1,416,716
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,364,733
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/27	4,735	5,361,906
Minnesota State (GO)
4.000%, 08/01/26	550	596,267
Minnesota State (GO) Series A-
5.000%, 09/01/29	1,375	1,645,219
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	1,921,270
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,241,854
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,239,369
TOTAL MINNESOTA		19,209,968

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (1.7%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	$1,867,422
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,670,709
Saint Louis County (GO)
5.000%, 02/01/25	1,270	1,370,791
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	5,534,975
TOTAL MISSOURI		10,443,897
NEBRASKA — (2.0%)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,628,738
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,422,116
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	638,929
SARPY CNTY NE SAR 06/24 FIXED 5
5.000%, 06/01/24	1,280	1,356,987
Sarpy County (GO)
5.000%, 06/01/25	1,925	2,095,657
5.000%, 06/01/26	1,115	1,243,462
TOTAL NEBRASKA		12,385,889
NEVADA — (1.3%)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,143,912
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	429,208
Nevada State (GO) Series C
5.000%, 11/01/24	485	520,913
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,343,503
Washoe County School District (GO)
5.000%, 04/01/29	3,010	3,531,460
5.000%, 10/01/29	1,125	1,328,965
TOTAL NEVADA		8,297,961
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	$805,304
New Hampshire State (GO) Series A
5.000%, 03/01/29	1,500	1,775,774
TOTAL NEW HAMPSHIRE		2,581,078
NEW JERSEY — (1.0%)
City of Hoboken (GO)
3.000%, 02/01/25	910	935,454
Monmouth County (GO)
5.000%, 07/15/26	1,200	1,348,002
Montville Township (GO)
3.000%, 10/01/25	500	518,726
Princeton (GO)
3.000%, 09/15/24	1,515	1,555,168
2.000%, 12/15/25	1,815	1,826,215
TOTAL NEW JERSEY		6,183,565
NEW MEXICO — (0.8%)
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	223,727
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,590,423
TOTAL NEW MEXICO		4,814,150
NEW YORK — (2.8%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,065,536
5.000%, 08/01/25	1,700	1,860,304
City of New York (GO) Series C
5.000%, 08/01/22	500	500,000
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,596,065
New York State Dormitory Authority (RB)
5.000%, 02/15/25	150	162,266
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	4,000	4,615,392
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	300	315,309
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,852,084

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	350	$378,198
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	541,311
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	316,566
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	540,666
TOTAL NEW YORK		17,743,697
NORTH CAROLINA — (2.9%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,377,569
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,126,808
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	888,387
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,183,107
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,334,788
5.000%, 06/01/25	655	714,967
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	3,771,316
North Carolina State (GO) Series D
4.000%, 06/01/23	350	357,017
Wake County (GO)
5.000%, 04/01/25	4,000	4,346,504
TOTAL NORTH CAROLINA		18,100,463
OHIO — (2.8%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,421,979
City of Columbus (GO) Series A
5.000%, 04/01/29	2,000	2,364,165
City of Columbus (GO) Series B
5.000%, 02/15/23	475	484,133
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	$1,560,154
Cuyahoga County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	3,545	3,813,146
Northeast Ohio Regional Sewer District
¤ 5.000%, 11/15/49	1,000	1,074,371
Ohio State (GO) Series A
5.000%, 09/01/26	1,500	1,687,818
Ohio State (GO) Series B
5.000%, 09/01/24	2,000	2,137,854
Ohio State (GO) Series C
5.000%, 08/01/28	2,000	2,337,327
Ohio State (GO) Series W
4.000%, 05/01/24	215	223,931
4.000%, 05/01/25	215	228,586
TOTAL OHIO		17,333,464
OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,321,862
City of Tulsa (GO)
5.000%, 03/01/24	200	210,609
5.000%, 03/01/26	2,750	3,052,474
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 07/01/26)	1,885	2,112,415
TOTAL OKLAHOMA		6,697,360
OREGON — (2.4%)
City of Salem (GO)
5.000%, 06/01/26	1,220	1,364,398
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	424,133
Jackson County (GO)
4.000%, 06/01/23	40	40,815
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	973,345
Multnomah County (GO) Series A
5.000%, 06/15/29	250	296,149

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	$1,090,045
Oregon State (GO)
5.000%, 05/01/25	700	762,366
Oregon State (GO) Series A
5.000%, 05/01/26	1,000	1,117,995
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,235,527
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,397,188
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	164,595
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	690,411
Washington County (GO)
5.000%, 03/01/24	3,000	3,158,161
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,379,602
TOTAL OREGON		15,094,730
PENNSYLVANIA — (1.0%)
Berks County (GO)
5.000%, 11/15/22	445	449,605
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	2,064,303
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	3,043,922
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	57,997
5.000%, 03/01/25	130	140,665
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Township of Lower Merion (GO)
5.000%, 05/01/29	605	$716,548
TOTAL PENNSYLVANIA		6,473,040
RHODE ISLAND — (0.4%)
Rhode State Island (GO) Series B
5.000%, 08/01/29	2,000	2,274,698
SOUTH CAROLINA — (3.5%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,534,131
Clemson University (RB) Series B
5.000%, 05/01/25	750	812,186
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,347,622
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	6,535	7,084,913
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,475,028
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	973,655
South Carolina State (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,349,939
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,765,499
3.000%, 04/01/26	1,500	1,556,585
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,184,720
TOTAL SOUTH CAROLINA		22,084,278
TENNESSEE — (4.6%)
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/26	865	969,010
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	4,050	4,302,123

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
5.000%, 07/01/25	1,775	$1,938,674
City of Knoxville TN Wastewater System Revenue (RB)
5.000%, 04/01/29	3,000	3,531,939
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,115,681
City of Memphis (GO) Series A
5.000%, 04/01/25	2,530	2,745,020
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,677,538
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,090,102
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	275	314,895
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,096,447
Williamson County (GO)
5.000%, 04/01/29	3,620	4,291,523
Williamson County (GO) Series
5.000%, 04/01/26	1,015	1,132,003
5.000%, 04/01/28	1,325	1,543,715
5.000%, 05/01/28	2,700	3,149,836
TOTAL TENNESSEE		28,898,506
TEXAS — (16.9%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	142,669
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,621,883
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	165	180,407
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	266,588
Bexar County (GO)
4.000%, 06/15/26	650	704,699
5.000%, 06/15/26	1,625	1,822,294
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,159,401
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	$1,706,089
City of Amarillo (GO)
2.000%, 02/15/24	725	729,354
2.000%, 02/15/25	725	730,338
4.000%, 02/15/26	1,685	1,813,205
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,139,879
City of Austin (GO) (ETM)
5.000%, 09/01/23	5	5,175
5.000%, 09/01/26	10	11,169
City of Austin (GO)
5.000%, 09/01/23	495	513,530
5.000%, 09/01/26	2,490	2,801,778
5.000%, 09/01/27	2,255	2,596,564
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,555,030
City of Cedar Park (GO)
5.000%, 02/15/24	395	414,967
City of Celina (GO)
4.125%, 09/01/25	1,415	1,511,390
4.125%, 09/01/26	2,520	2,736,609
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	128,552
5.000%, 10/01/25	500	550,492
City of Fort Worth (GO)
5.000%, 03/01/28	2,000	2,199,894
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,480,981
5.000%, 02/15/25	4,380	4,735,899
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,691,575
5.000%, 02/15/28	3,495	4,041,521
City of Garland (GO) Series A
5.000%, 02/15/24	200	210,206
City of Houston (GO) Series A
5.000%, 03/01/26	1,000	1,108,523
City of Irving (GO)
5.000%, 09/15/25	1,750	1,919,417
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	831,768
City of Midland (GO)
5.000%, 03/01/28	1,200	1,385,210
City of Pearland (GO)
5.000%, 03/01/25	500	539,306

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	$2,222,611
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	164,083
4.000%, 08/15/24	140	146,377
County of Collin (GO)
5.000%, 02/15/25	1,010	1,092,854
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	85	89,347
5.000%, 02/15/25	85	91,840
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,648,765
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	533,569
Fort Bend Independent School District (GO)
5.000%, 08/15/24	170	181,272
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,341,460
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	494,208
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	750	810,553
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	219,087
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,160,209
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,940,959
Harris County (GO)
5.000%, 10/01/26	400	450,653
Harris County (GO) Series A
5.000%, 10/01/24	570	609,868
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	618,237
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,515	$1,636,923
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,750	1,939,068
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,765	1,960,171
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	746,414
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	953,782
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,098,767
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	129,707
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,051,812
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	72,770
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,051,656
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	908,418
TARRANT CNTY TX CLG DIST TARHGR 08/24 FIXED 5
5.000%, 08/15/24	2,000	2,131,781
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	6,379,567
Texas State (GO)
5.000%, 10/01/23	375	390,016

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/01/25	1,025	$1,123,228
5.000%, 08/01/26	1,420	1,595,725
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,556,630
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,373,084
5.000%, 10/01/25	2,465	2,713,122
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	358,379
TRINITY RIVER TX AUTH REGL WST TRIUTL 08/24 FIXED 5
5.000%, 08/01/24	120	127,864
University of Texas System (RB) Series C
5.000%, 08/15/24	1,000	1,066,929
University of Texas System (RB) Series J
5.000%, 08/15/25	3,000	3,289,942
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	300	348,616
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	110,778
Williamson County (GO)
4.000%, 02/15/26	4,000	4,301,494
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,309,735
TOTAL TEXAS		105,528,692
UTAH — (1.9%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,762,321
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,724,530
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,182,440
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,724,444
Utah State (GO)
5.000%, 07/01/24	2,000	2,127,239
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah State (GO) Series B
5.000%, 07/01/24	575	$611,581
Utah Transit Authority (RB) Series A-SUB
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	700	763,919
TOTAL UTAH		11,896,474
VIRGINIA — (4.7%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,507,342
City of Hampton (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 09/01/22	75	75,215
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	400	401,175
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,243,574
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,750,376
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	1,011,747
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,558,846
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	750	830,843
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,438,218
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,453,958
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,694,487
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,152,712
5.000%, 12/01/25	1,800	1,990,435
Loudoun County (GO) Series B
5.000%, 12/01/26	2,270	2,573,771
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,400,001

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Virginia College Building Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/25 (Pre-refunded @ $100, 9/1/24)	1,985	$2,120,132
TOTAL VIRGINIA		29,202,832
WASHINGTON — (7.4%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	960	1,060,252
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	212,372
5.000%, 07/01/25	100	108,953
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	225,166
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,212,280
5.000%, 05/01/26	3,165	3,538,453
5.000%, 12/01/26	1,500	1,701,400
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,447,964
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,940	2,113,173
County of King (GO) Series A
4.000%, 01/01/26	500	536,902
King County (GO) Series E
5.000%, 12/01/25	1,275	1,408,147
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,096,259
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,126,373
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,370	1,468,943
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,425,725
5.000%, 07/01/28	1,500	1,669,541
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 06/01/24	1,000	$1,055,846
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	621,711
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,208,857
Spokane County (GO)
5.000%, 12/01/28	1,200	1,402,819
State of Washington (GO)
5.000%, 02/01/34	2,435	2,656,612
Washington State (GO) Series
5.000%, 02/01/28	1,000	1,131,937
Washington State (GO) Series B
5.000%, 07/01/24	800	851,365
5.000%, 07/01/25	475	519,652
Washington State (GO) Series C
5.000%, 02/01/23	500	508,895
5.000%, 02/01/25	1,000	1,081,662
Washington State (GO) Series D
5.000%, 06/01/24	2,225	2,362,151
5.000%, 06/01/25	1,260	1,375,357
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,741,119
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,380	1,513,097
TOTAL WASHINGTON		46,382,983
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	522,785
WISCONSIN — (3.1%)
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	1,086,719
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	361,898
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,681,890

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	$1,289,256
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	2,900,234
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	620	682,408
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	218,579
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	3,075,261
5.000%, 05/01/29	1,250	1,485,671
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 3
5.000%, 11/01/22	75	$75,684
Wisconsin State (GO) Series A
5.000%, 05/01/25	970	1,058,063
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,000	2,181,573
5.000%, 05/01/27	3,000	3,445,803
TOTAL WISCONSIN		19,543,039
TOTAL MUNICIPAL BONDS Cost ($641,590,055)		624,004,499
TOTAL INVESTMENTS — (100.0%)
(Cost $641,590,055)^^		$624,004,499

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$624,004,499	—	$624,004,499
TOTAL	—	$624,004,499	—	$624,004,499

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	19,308,980	$619,818,257
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	21,371,597	292,363,454
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,678,013	119,976,410
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $767,199,315)^^		$1,032,158,121
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,032,158,121	—	—	$1,032,158,121
TOTAL	$1,032,158,121	—	—	$1,032,158,121

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/49	41,657	$43,121,847
0.250%, 02/15/50	116,613	99,995,333
0.125%, 02/15/51	119,805	99,501,764
0.125%, 02/15/52	119,213	99,989,788
TOTAL U.S. TREASURY OBLIGATIONS Cost ($417,210,958)		342,608,732
TOTAL INVESTMENTS — (100.0%)
(Cost $417,210,958)^^		$342,608,732
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$342,608,732	—	$342,608,732
TOTAL	—	$342,608,732	—	$342,608,732

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (7.6%)
	Activision Blizzard, Inc.	22,187	$1,773,851
*	Alphabet, Inc., Class A	148,740	17,301,437
*	Alphabet, Inc., Class C	143,420	16,728,509
*	Altice USA, Inc., Class A	18,549	194,950
*	AMC Networks, Inc., Class A	5,887	179,671
*	Anterix, Inc.	1,929	85,821
	AT&T, Inc.	275,027	5,165,007
	ATN International, Inc.	3,463	159,437
#*	Audacy, Inc., Class A	7,476	4,762
*	Ballantyne Strong, Inc.	2,726	7,769
*	Boston Omaha Corp., Class A	2,533	61,805
	Cable One, Inc.	873	1,201,842
*	Cargurus, Inc.	7,733	187,835
*	Cars.com, Inc.	8,924	104,946
*	Charter Communications, Inc., Class A	5,865	2,534,267
	Cogent Communications Holdings, Inc.	5,477	349,487
	Comcast Corp., Class A	172,542	6,473,776
#*	comScore, Inc.	10,011	20,122
*	Consolidated Communications Holdings, Inc.	11,459	75,629
#*»	Contra Costa Communications	99	0
#*	Cumulus Media, Inc., Class A	528	4,192
#*	Daily Journal Corp.	107	28,922
	DallasNews Corp.	4,771	31,393
*	DHI Group, Inc.	18,567	90,793
#*	DISH Network Corp., Class A	22,673	393,830
*	EchoStar Corp., Class A	8,530	168,553
	Electronic Arts, Inc.	9,574	1,256,396
	Entravision Communications Corp., Class A	9,205	49,339
*	EW Scripps Co., Class A	9,868	140,718
*	Facebook, Inc., Class A	119,907	19,077,204
*	Fluent, Inc.	3,691	4,134
	Fox Corp., Class A	24,305	804,739
	Fox Corp., Class B	17,676	546,188
*	Gaia, Inc.	1,300	5,161
#*	Gannett Co., Inc.	11,700	35,217
*	Gogo, Inc.	8,430	146,345
	Gray Television, Inc.	14,857	275,894
*	Hemisphere Media Group, Inc.	1,613	12,549
*	IDT Corp., Class B	3,200	83,296
*	iHeartMedia, Inc., Class A	5,533	41,387
#*	IMAX Corp.	8,607	144,684
	Interpublic Group of Cos., Inc.	52,862	1,578,988
*	Iridium Communications, Inc.	17,980	803,886
	John Wiley & Sons, Inc., Class A	7,363	384,496
	John Wiley & Sons, Inc., Class B	312	16,187
*	Lee Enterprises, Inc.	1,083	20,252
*	Liberty Broadband Corp., Class A	1,324	142,899
*	Liberty Broadband Corp., Class C	7,951	866,102
*	Liberty Latin America Ltd., Class C	28,102	206,269
#*	Liberty Media Corp.-Liberty Braves, Class A	363	10,476
*	Liberty Media Corp.-Liberty Braves, Class C	5,187	143,524
*	Liberty Media Corp.-Liberty Formula One, Class A	2,870	177,911
*	Liberty Media Corp.-Liberty Formula One, Class C	19,149	1,297,728

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,298	$211,125
*	Liberty Media Corp.-Liberty SiriusXM, Class C	11,550	459,921
#*	Lions Gate Entertainment Corp., Class A	9,595	84,052
#*	Lions Gate Entertainment Corp., Class B	18,363	152,597
*	Live Nation Entertainment, Inc.	8,075	758,969
*	Loyalty Ventures, Inc.	742	2,189
#	Lumen Technologies, Inc.	136,951	1,491,396
*	Madison Square Garden Entertainment Corp.	4,462	259,822
*	Madison Square Garden Sports Corp.	2,119	325,860
#*	Marcus Corp.	1,500	24,645
*	Match Group, Inc.	9,505	696,812
*	Netflix, Inc.	1,604	360,740
	New York Times Co., Class A	14,947	477,557
	News Corp., Class A	41,167	705,602
	News Corp., Class B	20,907	361,273
	Nexstar Media Group, Inc., Class A	6,119	1,152,636
	Omnicom Group, Inc.	21,524	1,503,236
*	Ooma, Inc.	2,349	28,024
#	Paramount Global, Class A	1,096	29,636
#	Paramount Global, Class B	46,058	1,089,272
*	QuinStreet, Inc.	6,390	68,693
*	Reading International, Inc., Class A	4,944	23,039
*	Roku, Inc.	399	26,142
	Scholastic Corp.	5,012	235,915
*	Sciplay Corp., Class A	1,500	20,460
#	Shenandoah Telecommunications Co.	9,059	202,016
	Shutterstock, Inc.	4,844	273,686
	Sinclair Broadcast Group, Inc., Class A	7,682	167,775
#	Sirius XM Holdings, Inc.	48,463	323,733
*	Snap, Inc., Class A	5,599	55,318
	Spok Holdings, Inc.	2,587	17,100
*	Take-Two Interactive Software, Inc.	9,139	1,213,019
*	TechTarget, Inc.	1,775	115,712
	TEGNA, Inc.	34,128	714,640
	Telephone & Data Systems, Inc.	17,703	279,884
*	Telesat Corp.	2,140	25,980
*	Thryv Holdings, Inc.	2,418	58,854
*	T-Mobile U.S., Inc.	22,150	3,168,779
*	Townsquare Media, Inc., Class A	1,300	10,400
#*	Travelzoo	2,000	10,180
*	TripAdvisor, Inc.	9,219	175,253
*	Twitter, Inc.	27,135	1,129,087
*	U.S. Cellular Corp.	6,507	190,590
	Verizon Communications, Inc.	233,467	10,783,841
*	Walt Disney Co.	42,130	4,469,993
*	Warner Bros Discovery, Inc.	100,361	1,505,415
	Warner Music Group Corp., Class A	5,612	168,360
*	WideOpenWest, Inc.	6,024	110,721
	World Wrestling Entertainment, Inc., Class A	5,446	377,462
*	Yelp, Inc.	9,440	289,430
*	Zedge, Inc., Class B	300	828
*	Ziff Davis, Inc.	7,345	601,482
TOTAL COMMUNICATION SERVICES			118,589,726
CONSUMER DISCRETIONARY — (12.1%)
#	Cheesecake Factory, Inc.	7,289	213,057
*	1-800-Flowers.com, Inc., Class A	5,186	51,704
#*	2U, Inc.	6,939	67,933
	Aaron's Co., Inc.	4,332	56,403

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Abercrombie & Fitch Co., Class A	10,546	$187,824
	Academy Sports & Outdoors, Inc.	9,579	412,184
	Acushnet Holdings Corp.	10,245	499,239
*	Adient PLC	12,647	427,216
	ADT, Inc.	60,449	441,278
*	Adtalem Global Education, Inc.	9,323	373,852
	Advance Auto Parts, Inc.	7,870	1,523,789
*	Amazon.com, Inc.	209,596	28,284,980
*	American Axle & Manufacturing Holdings, Inc.	8,637	76,956
#	American Eagle Outfitters, Inc.	27,268	328,307
*	American Public Education, Inc.	1,104	17,344
#*	America's Car-Mart, Inc.	1,100	113,927
*	Aptiv PLC	9,357	981,456
	Aramark	25,829	862,689
#	Ark Restaurants Corp.	120	2,393
	Arko Corp.	20,286	185,211
*	Asbury Automotive Group, Inc.	3,077	528,136
	Autoliv, Inc.	13,399	1,152,314
*	AutoNation, Inc.	9,748	1,157,477
*	AutoZone, Inc.	754	1,611,592
#*	Barnes & Noble Education, Inc.	189	512
	Bassett Furniture Industries, Inc.	1,200	27,540
	Bath & Body Works, Inc.	5,861	208,300
*	BBQ Holdings, Inc.	1,022	12,264
*	Beazer Homes USA, Inc.	4,142	61,094
	Best Buy Co., Inc.	24,808	1,909,968
#	Big Lots, Inc.	6,301	127,217
	Bloomin' Brands, Inc.	15,290	311,763
	Bluegreen Vacations Holding Corp.	1,907	50,116
*	Booking Holdings, Inc.	1,537	2,975,156
*	Boot Barn Holdings, Inc.	4,393	273,684
	BorgWarner, Inc.	28,072	1,079,649
*	Bright Horizons Family Solutions, Inc.	7,018	657,376
*	Brinker International, Inc.	3,652	101,343
	Brunswick Corp.	11,366	910,644
	Buckle, Inc.	7,967	240,603
	Build-A-Bear Workshop, Inc.	1,000	15,970
#*	Burlington Stores, Inc.	5,013	707,485
	Caleres, Inc.	5,590	138,744
#*	Callaway Golf Co.	23,600	541,620
	Camping World Holdings, Inc., Class A	4,673	126,358
*	Capri Holdings Ltd.	16,909	823,130
*	CarMax, Inc.	11,290	1,123,807
*	CarParts.com, Inc.	7,007	55,916
	Carriage Services, Inc.	2,352	85,331
	Carrols Restaurant Group, Inc.	7,099	17,676
#	Carter's, Inc.	6,367	518,783
#*	Carvana Co.	274	7,987
	Cato Corp., Class A	3,700	45,695
*	Cavco Industries, Inc.	1,219	314,246
	Century Communities, Inc.	5,591	286,091
#*	Chegg, Inc.	11,830	251,979
#*	Chico's FAS, Inc.	23,800	119,476
*	Children's Place, Inc.	1,931	83,690
*	Chipotle Mexican Grill, Inc.	1,152	1,801,981
	Choice Hotels International, Inc.	4,935	596,493
#*	Citi Trends, Inc.	1,812	44,539
	Columbia Sportswear Co.	7,858	581,571
#*	Conn's, Inc.	4,758	44,820

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Container Store Group, Inc.	6,390	$47,669
»	Contra Zagg, Inc.	4,298	387
#	Cracker Barrel Old Country Store, Inc.	3,493	332,079
*	Crocs, Inc.	2,903	207,971
	Crown Crafts, Inc.	1,422	9,300
	Dana, Inc.	22,857	383,083
	Darden Restaurants, Inc.	11,990	1,492,635
*	Dave & Buster's Entertainment, Inc.	6,488	242,392
*	Deckers Outdoor Corp.	3,548	1,111,269
*	Delta Apparel, Inc.	600	14,034
#*	Denny's Corp.	5,995	58,211
#	Designer Brands, Inc., Class A	8,359	120,620
#	Dick's Sporting Goods, Inc.	10,157	950,594
#	Dillard's, Inc., Class A	2,850	647,947
	Dine Brands Global, Inc.	1,571	112,028
*	Dixie Group, Inc.	9,307	13,216
	Dollar General Corp.	10,572	2,626,402
*	Dollar Tree, Inc.	15,811	2,614,507
	Domino's Pizza, Inc.	1,298	508,959
*	Dorman Products, Inc.	4,567	461,678
	DR Horton, Inc.	33,341	2,601,598
	eBay, Inc.	54,647	2,657,484
*	El Pollo Loco Holdings, Inc.	4,262	41,427
*	Envela Corp.	5,655	37,606
	Escalade, Inc.	1,450	18,284
#	Ethan Allen Interiors, Inc.	4,083	93,868
*	Etsy, Inc.	7,486	776,448
*	Expedia Group, Inc.	1,890	200,434
*	Fiesta Restaurant Group, Inc.	1,467	12,044
*	Five Below, Inc.	6,717	853,529
	Flexsteel Industries, Inc.	1,153	21,054
#*	Floor & Decor Holdings, Inc., Class A	12,043	970,304
#	Foot Locker, Inc.	15,240	432,359
	Ford Motor Co.	138,704	2,037,562
*	Fox Factory Holding Corp.	3,452	326,766
	Franchise Group, Inc.	2,359	77,682
#*	frontdoor, Inc.	9,721	260,231
*	Funko, Inc., Class A	5,921	155,189
	Garmin Ltd.	9,066	885,023
*	Garrett Motion, Inc.	2,775	18,343
*	General Motors Co.	55,601	2,016,092
*	Genesco, Inc.	3,112	174,428
	Gentex Corp.	32,760	924,487
*	Gentherm, Inc.	4,760	307,306
	Genuine Parts Co.	9,038	1,381,639
*	G-III Apparel Group Ltd.	6,928	153,040
*	Good Times Restaurants, Inc.	4,704	14,959
*	Goodyear Tire & Rubber Co.	36,159	444,032
#*	GoPro, Inc., Class A	8,423	53,570
	Graham Holdings Co., Class B	687	408,415
*	Grand Canyon Education, Inc.	6,048	581,031
#*	Green Brick Partners, Inc.	5,861	157,075
	Group 1 Automotive, Inc.	3,118	551,637
	Guess?, Inc.	11,916	225,332
	H&R Block, Inc.	20,928	836,283
	Hamilton Beach Brands Holding Co., Class A	1,000	11,840
	Hanesbrands, Inc.	53,728	600,679
	Harley-Davidson, Inc.	22,887	865,357
	Hasbro, Inc.	10,585	833,251

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Haverty Furniture Cos., Inc.	3,679	$100,547
*	Helen of Troy Ltd.	3,202	428,396
#	Hibbett, Inc.	2,831	132,831
*	Hilton Grand Vacations, Inc.	5,148	209,884
	Hilton Worldwide Holdings, Inc.	5,579	714,503
	Home Depot, Inc.	31,157	9,376,388
	Hooker Furnishings Corp.	1,478	24,446
*	Hyatt Hotels Corp., Class A	4,105	339,689
	Installed Building Products, Inc.	4,932	500,203
*	iRobot Corp.	1,136	52,267
#	Jack in the Box, Inc.	1,903	131,573
	Jerash Holdings US, Inc.	1,557	9,062
	Johnson Outdoors, Inc., Class A	1,404	94,503
	KB Home	13,011	424,679
	Kohl's Corp.	20,192	588,395
	Kontoor Brands, Inc.	5,264	192,136
*	Lakeland Industries, Inc.	1,000	16,040
#*	Lands' End, Inc.	4,280	54,570
	Laureate Education, Inc., Class A	25,916	306,845
	La-Z-Boy, Inc.	7,281	202,921
*	Lazydays Holdings, Inc.	1,319	17,965
	LCI Industries	3,843	519,151
	Lear Corp.	8,005	1,209,876
*	Legacy Housing Corp.	1,336	18,143
	Leggett & Platt, Inc.	18,744	743,012
	Lennar Corp., Class A	18,892	1,605,820
	Lennar Corp., Class B	1,637	111,120
#*	Leslie's, Inc.	18,171	275,472
#	Levi Strauss & Co., Class A	14,234	269,307
#*	LGI Homes, Inc.	3,499	394,687
	Lifetime Brands, Inc.	3,105	33,410
*	Lincoln Educational Services Corp.	3,900	28,236
*	Liquidity Services, Inc.	3,459	69,630
	Lithia Motors, Inc.	4,185	1,110,197
*	Live Ventures, Inc.	401	13,983
	LKQ Corp.	14,452	792,548
#*	LL Flooring Holdings, Inc.	2,267	22,761
#*	Lovesac Co.	1,664	51,850
	Lowe's Cos., Inc.	8,352	1,599,659
*	Lululemon Athletica, Inc.	5,186	1,610,305
*	M/I Homes, Inc.	696	32,023
	Macy's, Inc.	39,729	701,217
*	Malibu Boats, Inc., Class A	3,128	195,344
#	Marine Products Corp.	5,029	54,615
*	MarineMax, Inc.	3,867	157,928
	Marriott International, Inc., Class A	10,427	1,656,016
	Marriott Vacations Worldwide Corp.	5,421	742,243
*	MasterCraft Boat Holdings, Inc.	2,329	55,174
*	Mattel, Inc.	49,009	1,137,009
	McDonald's Corp.	9,488	2,498,855
	MDC Holdings, Inc.	11,761	426,336
*	Meritage Homes Corp.	5,126	452,626
*	Modine Manufacturing Co.	5,909	77,526
*	Mohawk Industries, Inc.	7,352	944,585
	Monro, Inc.	5,228	262,184
*	Motorcar Parts of America, Inc.	2,723	41,036
#	Movado Group, Inc.	2,400	81,552
	Murphy USA, Inc.	4,942	1,405,307
	Nathan's Famous, Inc.	600	32,994

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	National Vision Holdings, Inc.	9,847	$286,942
#*	Nautilus, Inc.	2,810	4,889
	NIKE, Inc., Class B	46,732	5,370,441
*	Noodles & Co.	2,751	14,333
	Nordstrom, Inc.	25,298	594,756
*	Norwegian Cruise Line Holdings Ltd.	29,301	356,007
*	NVR, Inc.	340	1,493,654
*	ODP Corp.	8,195	297,478
#*	Ollie's Bargain Outlet Holdings, Inc.	7,765	457,747
#*	OneSpaWorld Holdings Ltd.	6,538	47,139
*	O'Reilly Automotive, Inc.	1,251	880,191
#	Oxford Industries, Inc.	2,746	261,968
	Papa John's International, Inc.	3,244	311,067
	Patrick Industries, Inc.	3,766	228,672
#	Penske Automotive Group, Inc.	9,878	1,130,932
*	Perdoceo Education Corp.	8,848	121,218
#	PetMed Express, Inc.	3,666	79,992
*	Planet Fitness, Inc., Class A	5,527	435,583
*	Playa Hotels & Resorts NV	11,615	79,679
#	Polaris, Inc.	8,800	1,032,064
	Pool Corp.	2,678	957,921
	PulteGroup, Inc.	35,507	1,548,815
	PVH Corp.	7,338	454,369
	Qurate Retail, Inc., Class A	39,480	107,780
	Ralph Lauren Corp.	5,141	507,057
#*	Red Robin Gourmet Burgers, Inc.	900	7,866
#	Rent-A-Center, Inc.	8,566	201,558
#*	Revolve Group, Inc.	4,150	117,528
#*	RH	1,667	465,810
	Rocky Brands, Inc.	402	13,218
	Ross Stores, Inc.	34,157	2,775,598
#*	Royal Caribbean Cruises Ltd.	2,150	83,226
#*	Sally Beauty Holdings, Inc.	14,491	185,195
*	SeaWorld Entertainment, Inc.	7,087	338,262
	Service Corp. International	23,706	1,765,149
*	Shake Shack, Inc., Class A	3,578	184,124
#	Shoe Carnival, Inc.	4,460	97,273
#	Signet Jewelers Ltd.	8,025	489,204
*	Six Flags Entertainment Corp.	4,787	108,521
*	Skechers USA, Inc., Class A	15,605	592,366
*	Skyline Champion Corp.	7,662	485,005
#*	Sleep Number Corp.	1,758	79,215
	Sonic Automotive, Inc., Class A	4,084	170,915
#*	Sonos, Inc.	13,705	303,018
*	Sportsman's Warehouse Holdings, Inc.	2,963	29,215
	Standard Motor Products, Inc.	3,872	177,105
	Starbucks Corp.	13,795	1,169,540
	Steven Madden Ltd.	10,477	332,121
*	Stoneridge, Inc.	5,645	106,239
	Strategic Education, Inc.	3,173	227,917
*	Strattec Security Corp.	200	5,940
#*	Stride, Inc.	7,870	351,632
	Superior Group of Cos., Inc.	1,686	31,124
*	Sypris Solutions, Inc.	4,022	8,044
	Tapestry, Inc.	37,120	1,248,346
	Target Corp.	23,531	3,844,495
*	Taylor Morrison Home Corp.	19,866	570,154
	Tempur Sealy International, Inc.	20,657	567,654
#*	Tenneco, Inc., Class A	4,660	87,934

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Terminix Global Holdings, Inc.	14,400	$643,680
*	Tesla, Inc.	6,493	5,788,185
	Texas Roadhouse, Inc.	9,493	827,979
#	Thor Industries, Inc.	7,247	611,139
	Tilly's, Inc., Class A	1,998	15,125
	TJX Cos., Inc.	52,470	3,209,065
	Toll Brothers, Inc.	12,854	632,160
*	TopBuild Corp.	4,648	984,075
	Tractor Supply Co.	10,607	2,031,028
	Travel & Leisure Co.	8,926	384,800
*	TravelCenters of America, Inc.	1,298	54,153
*	Tri Pointe Homes, Inc.	18,514	342,879
*	Ulta Beauty, Inc.	5,435	2,113,726
*	Under Armour, Inc., Class A	16,599	153,707
*	Under Armour, Inc., Class C	22,263	183,892
*	Unifi, Inc.	2,302	31,376
*	Universal Electronics, Inc.	2,569	71,290
#*	Urban Outfitters, Inc.	15,915	325,939
	Vail Resorts, Inc.	3,032	718,978
*	Vera Bradley, Inc.	4,815	20,175
	VF Corp.	30,297	1,353,670
#*	Victoria's Secret & Co.	6,997	258,609
*	Visteon Corp.	3,476	443,468
*	VOXX International Corp.	2,097	19,838
	Wendy's Co.	29,829	627,304
	Weyco Group, Inc.	1,047	27,578
	Whirlpool Corp.	8,867	1,532,838
#	Williams-Sonoma, Inc.	9,135	1,319,277
	Wingstop, Inc.	2,210	278,858
	Winmark Corp.	400	88,860
#	Winnebago Industries, Inc.	5,225	315,433
	Wolverine World Wide, Inc.	11,074	248,833
	Wyndham Hotels & Resorts, Inc.	12,746	884,700
#*	XPEL, Inc.	1,503	92,119
*	YETI Holdings, Inc.	8,499	431,494
	Yum! Brands, Inc.	9,474	1,160,944
*	Zumiez, Inc.	4,107	106,782
TOTAL CONSUMER DISCRETIONARY			189,777,288
CONSUMER STAPLES — (6.1%)
	Albertsons Cos., Inc., Class A	17,434	468,103
	Alico, Inc.	400	14,576
	Andersons, Inc.	5,770	208,701
	Archer-Daniels-Midland Co.	28,219	2,335,687
	B&G Foods, Inc.	10,036	247,990
*	BellRing Brands, Inc.	15,438	372,673
*	BJ's Wholesale Club Holdings, Inc.	14,696	994,919
	Bunge Ltd.	19,243	1,776,706
	Calavo Growers, Inc.	2,336	94,141
	Cal-Maine Foods, Inc.	6,197	316,729
	Campbell Soup Co.	40,129	1,980,366
	Casey's General Stores, Inc.	5,347	1,083,570
*	Central Garden & Pet Co.	1,889	81,869
*	Central Garden & Pet Co., Class A	8,180	333,744
#*	Chefs' Warehouse, Inc.	5,711	197,658
	Clorox Co.	7,069	1,002,667
	Coca-Cola Co.	145,913	9,363,237
	Coca-Cola Consolidated, Inc.	1,254	643,302
	Coffee Holding Co., Inc.	2,117	5,568

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Colgate-Palmolive Co.	27,245	$2,145,271
	Conagra Brands, Inc.	27,532	941,870
	Costco Wholesale Corp.	16,560	8,963,928
*	Coty, Inc., Class A	62,020	453,986
*	Cyanotech Corp.	5,506	16,958
*	Darling Ingredients, Inc.	23,110	1,601,061
	Edgewell Personal Care Co.	9,078	361,123
*	elf Beauty, Inc.	7,804	261,668
	Energizer Holdings, Inc.	12,968	382,945
	Estee Lauder Cos., Inc., Class A	7,071	1,931,090
*	Farmer Bros Co.	792	4,023
	Flowers Foods, Inc.	27,084	769,456
	Fresh Del Monte Produce, Inc.	7,160	212,724
#*	Freshpet, Inc.	2,649	141,563
	General Mills, Inc.	36,764	2,749,580
*	Grocery Outlet Holding Corp.	10,828	462,572
*	Hain Celestial Group, Inc.	13,180	299,845
*	Herbalife Nutrition Ltd.	9,000	219,690
	Hormel Foods Corp.	23,828	1,175,674
*	Hostess Brands, Inc.	20,902	472,803
#	Ingles Markets, Inc., Class A	2,804	267,670
	Ingredion, Inc.	8,897	809,449
	Inter Parfums, Inc.	4,043	337,469
	J M Smucker Co.	7,664	1,014,100
	J&J Snack Foods Corp.	2,427	328,883
	John B. Sanfilippo & Son, Inc.	1,772	132,723
	Kellogg Co.	33,501	2,476,394
	Keurig Dr Pepper, Inc.	20,925	810,634
	Kimberly-Clark Corp.	12,392	1,633,142
	Kraft Heinz Co.	25,598	942,774
	Kroger Co.	73,736	3,424,300
	Lamb Weston Holdings, Inc.	14,297	1,138,899
	Lancaster Colony Corp.	3,245	429,573
*	Landec Corp.	3,686	38,629
	Lifevantage Corp.	1,400	5,950
#*	Lifeway Foods, Inc.	2,012	10,784
	Limoneira Co.	1,403	17,776
	McCormick & Co., Inc.	12,410	1,084,013
	McCormick & Co., Inc.	180	15,759
	Medifast, Inc.	1,536	258,340
*	Monster Beverage Corp.	6,775	674,926
	National Beverage Corp.	9,265	501,978
*	Natural Alternatives International, Inc.	920	9,209
	Natural Grocers by Vitamin Cottage, Inc.	2,161	35,829
*	Nature's Sunshine Products, Inc.	1,300	13,585
	Nu Skin Enterprises, Inc., Class A	9,181	399,465
	Ocean Bio-Chem, Inc.	1,697	22,010
#	Oil-Dri Corp. of America	877	26,433
	PepsiCo, Inc.	64,552	11,294,018
*	Pilgrim's Pride Corp.	17,841	559,672
*	Post Holdings, Inc.	9,291	807,760
	PriceSmart, Inc.	4,237	281,252
#	Reynolds Consumer Products, Inc.	8,010	232,771
	Seaboard Corp.	125	507,580
*	Seneca Foods Corp., Class A	1,000	56,920
*»	Seneca Foods Corp., Class B	301	17,888
*	Simply Good Foods Co.	13,307	434,074
	SpartanNash Co.	4,806	155,186
	Spectrum Brands Holdings, Inc.	5,971	415,223

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Sprouts Farmers Market, Inc.	18,120	$500,837
	Sysco Corp.	34,936	2,966,066
#	Tootsie Roll Industries, Inc.	3,624	127,275
#*	TreeHouse Foods, Inc.	9,400	408,148
	Tyson Foods, Inc., Class A	27,671	2,435,325
*	U.S. Foods Holding Corp.	25,461	802,022
*	United Natural Foods, Inc.	9,090	386,416
	United-Guardian, Inc.	3,800	59,470
*	USANA Health Sciences, Inc.	3,684	256,480
	Village Super Market, Inc., Class A	770	17,379
*	Vital Farms, Inc.	1,229	14,502
	Walgreens Boots Alliance, Inc.	39,466	1,563,643
	Walmart, Inc.	68,021	8,982,173
#	WD-40 Co.	1,271	225,437
	Weis Markets, Inc.	4,404	338,800
TOTAL CONSUMER STAPLES			95,797,049
ENERGY — (3.1%)
	Adams Resources & Energy, Inc.	99	3,366
#*	Alto Ingredients, Inc.	10,500	45,150
	Archrock, Inc.	34,374	290,117
*	Ardmore Shipping Corp.	4,312	35,143
	Baker Hughes Co.	55,192	1,417,882
	Brigham Minerals, Inc., Class A	7,327	194,532
*	Bristow Group, Inc.	2,557	65,971
	Cactus, Inc., Class A	5,509	229,119
#*	Centrus Energy Corp., Class A	1,247	41,338
	ChampionX Corp.	32,410	677,045
	Cheniere Energy, Inc.	10,094	1,509,861
#*	Clean Energy Fuels Corp.	31,215	202,273
	ConocoPhillips	55,392	5,396,843
	Core Laboratories NV	7,242	137,163
	CVR Energy, Inc.	16,105	540,162
	Delek U.S. Holdings, Inc.	13,903	370,654
	DHT Holdings, Inc.	30,018	197,218
*	DMC Global, Inc.	2,624	59,722
	Dorian LPG Ltd.	8,692	140,115
#*	Dril-Quip, Inc.	4,462	114,450
*	DTE Midstream LLC	15,048	828,091
#*	Earthstone Energy, Inc., Class A	3,814	54,121
	EnLink Midstream LLC	65,505	641,949
	Epsilon Energy Ltd.	14,303	91,396
	Equitrans Midstream Corp.	67,212	527,614
	Evolution Petroleum Corp.	4,751	32,069
#*	Expro Group Holdings NV	11,912	145,088
*	Exterran Corp.	731	3,004
#*	Green Plains, Inc.	7,849	282,721
*	Gulf Island Fabrication, Inc.	11,379	38,347
	Halliburton Co.	62,319	1,825,947
*	Helix Energy Solutions Group, Inc.	21,367	86,323
	Helmerich & Payne, Inc.	17,160	794,508
	HF Sinclair Corp.	21,390	1,022,870
#	International Seaways, Inc.	5,977	141,356
	Kinder Morgan, Inc.	91,747	1,650,529
#	Kinetik Holdings, Inc., Class A	660	26,849
*	Kosmos Energy Ltd.	75,700	479,938
*	Liberty Energy, Inc., Class A	28,911	410,536
	Marathon Petroleum Corp.	33,181	3,041,370
*	Mexco Energy Corp.	1,500	27,900

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Nabors Industries Ltd.	971	$138,358
#*	National Energy Services Reunited Corp.	3,800	26,790
*	Natural Gas Services Group, Inc.	200	2,010
*	NCS Multistage Holdings, Inc.	500	15,600
#	New Fortress Energy, Inc.	2,455	120,221
*	Newpark Resources, Inc.	5,878	20,691
*	NexTier Oilfield Solutions, Inc.	29,571	294,823
#	Nordic American Tankers Ltd.	15,905	38,172
	NOV, Inc.	51,357	955,754
	Oasis Petroleum, Inc.	1,737	222,753
	Occidental Petroleum Corp.	58,591	3,852,358
*	Oceaneering International, Inc.	13,744	145,961
*	Oil States International, Inc.	9,683	49,383
	ONEOK, Inc.	41,774	2,495,579
*	Overseas Shipholding Group, Inc., Class A	7,143	16,715
*	Par Pacific Holdings, Inc.	7,179	118,454
	Patterson-UTI Energy, Inc.	32,368	535,690
*	PBF Energy, Inc., Class A	18,019	600,934
	Phillips 66	20,069	1,786,141
#	PHX Minerals, Inc.	8,160	26,765
	Pioneer Natural Resources Co.	10,922	2,587,968
*	ProPetro Holding Corp.	15,107	158,926
*	REX American Resources Corp.	885	84,482
*	RPC, Inc.	23,600	192,576
*	SandRidge Energy, Inc.	11,030	206,592
	Schlumberger NV	63,237	2,341,666
*	Select Energy Services, Inc., Class A	10,598	79,167
	SFL Corp. Ltd.	2,373	23,659
#*	SilverBow Resources, Inc.	1,600	72,304
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	45,857
	Targa Resources Corp.	30,556	2,111,725
*	TechnipFMC PLC	63,942	517,291
*	Teekay Tankers Ltd., Class A	1,612	33,642
#*	Tellurian, Inc.	13,290	49,439
*	TETRA Technologies, Inc.	9,232	40,436
	Texas Pacific Land Corp.	522	957,270
*	Tidewater, Inc.	3,503	77,171
*	Transocean Ltd.	35,298	119,307
*	U.S. Silica Holdings, Inc.	10,515	145,422
	Valero Energy Corp.	24,720	2,738,234
#*	Weatherford International PLC	6,899	159,574
	World Fuel Services Corp.	9,771	270,852
TOTAL ENERGY			48,297,362
FINANCIALS — (15.9%)
	1st Source Corp.	4,346	209,564
#	ACNB Corp.	303	9,966
	Affiliated Managers Group, Inc.	5,675	717,207
	Aflac, Inc.	33,381	1,912,731
	Alerus Financial Corp.	869	21,412
*	Alleghany Corp.	1,105	925,415
	Allegiance Bancshares, Inc.	2,498	110,012
	Allstate Corp.	24,949	2,918,285
	Ally Financial, Inc.	30,917	1,022,425
	A-Mark Precious Metals, Inc.	2,390	72,417
*	Ambac Financial Group, Inc.	4,454	52,424
	Amerant Bancorp, Inc.	2,594	70,868
	American Equity Investment Life Holding Co.	15,947	598,969
	American Express Co.	32,460	4,999,489

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	10,700	$1,430,376
	American International Group, Inc.	30,107	1,558,639
	American National Bankshares, Inc.	1,300	47,177
	Ameriprise Financial, Inc.	11,805	3,186,406
	Ameris Bancorp	11,297	534,235
	AMERISAFE, Inc.	2,385	108,661
	AmeriServ Financial, Inc.	300	1,182
	Ames National Corp.	500	11,100
	Aon PLC, Class A	9,927	2,889,154
	Apollo Global Management, Inc.	30,362	1,733,670
*	Arch Capital Group Ltd.	21,896	972,182
	Ares Management Corp., Class A	4,818	345,210
	Argo Group International Holdings Ltd.	5,421	177,755
	Arrow Financial Corp.	2,434	81,661
	Arthur J Gallagher & Co.	9,965	1,783,635
#	Artisan Partners Asset Management, Inc., Class A	9,113	362,333
*	AssetMark Financial Holdings, Inc.	4,542	86,253
	Associated Banc-Corp.	24,485	492,149
	Assurant, Inc.	5,558	976,985
	Assured Guaranty Ltd.	12,032	702,548
	Atlantic Union Bankshares Corp.	12,908	446,488
#*	Atlanticus Holdings Corp.	1,700	65,688
	Axis Capital Holdings Ltd.	14,024	708,072
*	Axos Financial, Inc.	10,344	431,965
#	B. Riley Financial, Inc.	1,571	80,969
	Banc of California, Inc.	11,134	194,956
	BancFirst Corp.	5,329	572,281
*	Bancorp, Inc.	11,054	271,928
	Bank of America Corp.	191,203	6,464,573
	Bank of Hawaii Corp.	6,432	515,268
	Bank of Marin Bancorp	2,687	87,919
	Bank of New York Mellon Corp.	41,860	1,819,236
	Bank of NT Butterfield & Son Ltd.	8,767	297,114
	Bank of Princeton	613	17,673
	Bank of South Carolina Corp.	502	8,654
	Bank OZK	20,654	828,225
	Bank7 Corp.	1,736	40,918
	BankFinancial Corp.	2,924	27,866
	BankUnited, Inc.	15,112	587,101
	Bankwell Financial Group, Inc.	700	22,946
	Banner Corp.	5,895	365,431
	Bar Harbor Bankshares	1,390	40,268
	Baycom Corp.	742	14,536
	BCB Bancorp, Inc.	2,723	52,445
	Berkshire Hills Bancorp, Inc.	5,404	152,231
	BGC Partners, Inc., Class A	49,135	179,343
	BlackRock, Inc.	4,454	2,980,528
	Blackstone, Inc.	18,095	1,846,957
	BOK Financial Corp.	7,615	670,348
	Bread Financial Holdings, Inc.	1,855	73,477
*	Bridgewater Bancshares, Inc.	3,552	62,089
*	Brighthouse Financial, Inc.	13,022	565,415
	BrightSphere Investment Group, Inc.	5,920	111,947
	Brookline Bancorp, Inc.	14,704	203,356
	Brown & Brown, Inc.	14,333	933,078
	Business First Bancshares, Inc.	1,865	43,790
	Byline Bancorp, Inc.	5,176	126,760
	C&F Financial Corp.	500	22,260
	Cadence Bank	25,145	656,285

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cambridge Bancorp	1,106	$92,119
	Camden National Corp.	3,149	143,909
*	Cannae Holdings, Inc.	14,199	299,741
	Capital Bancorp, Inc.	758	18,942
	Capital City Bank Group, Inc.	2,300	74,497
	Capital One Financial Corp.	19,177	2,106,210
	Capitol Federal Financial, Inc.	25,612	245,619
	Capstar Financial Holdings, Inc.	2,712	56,979
	Cathay General Bancorp	13,592	566,786
	Cboe Global Markets, Inc.	7,688	948,545
	CBTX, Inc.	4,682	144,908
	Central Pacific Financial Corp.	4,075	96,496
	Central Valley Community Bancorp	1,231	20,595
#	CF Bankshares, Inc.	840	17,228
	Charles Schwab Corp.	42,525	2,936,351
	Chemung Financial Corp.	400	18,108
	Chubb Ltd.	11,212	2,115,032
	Cincinnati Financial Corp.	8,325	810,356
	Citigroup, Inc.	68,225	3,540,878
	Citizens & Northern Corp.	1,891	46,197
	Citizens Community Bancorp, Inc.	816	10,567
	Citizens Financial Group, Inc.	36,668	1,392,284
	Citizens Holding Co.	160	2,760
*	Citizens, Inc.	3,580	13,855
	City Holding Co.	2,529	219,492
	Civista Bancshares, Inc.	1,487	32,208
	CME Group, Inc.	6,383	1,273,281
	CNA Financial Corp.	5,282	224,062
	CNB Financial Corp.	2,238	57,740
*	Coastal Financial Corp.	1,129	46,549
#	Codorus Valley Bancorp, Inc.	633	13,907
	Cohen & Steers, Inc.	6,215	457,983
	Colony Bankcorp, Inc.	838	12,168
	Columbia Banking System, Inc.	13,319	401,834
*	Columbia Financial, Inc.	16,862	342,973
	Comerica, Inc.	13,460	1,046,784
	Commerce Bancshares, Inc.	13,428	933,112
	Community Bank System, Inc.	8,896	598,968
	Community Financial Corp.	300	10,980
	Community Trust Bancorp, Inc.	2,916	126,350
	Community West Bancshares	700	9,730
	ConnectOne Bancorp, Inc.	5,084	134,421
*	Consumer Portfolio Services, Inc.	4,008	51,383
	Cowen, Inc., Class A	4,405	154,483
	Crawford & Co., Class A	2,549	18,480
	Crawford & Co., Class B	3,450	23,391
#*	Credit Acceptance Corp.	2,294	1,321,138
*	CrossFirst Bankshares, Inc.	901	12,362
	Cullen/Frost Bankers, Inc.	6,459	842,254
#	Curo Group Holdings Corp.	3,807	27,258
*	Customers Bancorp, Inc.	5,789	221,082
	CVB Financial Corp.	23,736	633,039
	Diamond Hill Investment Group, Inc.	832	159,053
#	Dime Community Bancshares, Inc.	8,479	288,964
	Discover Financial Services	27,795	2,807,295
	Donegal Group, Inc., Class A	3,167	44,845
*	Donnelley Financial Solutions, Inc.	7,548	256,557
	Eagle Bancorp Montana, Inc.	758	14,629
	Eagle Bancorp, Inc.	5,217	255,790

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	East West Bancorp, Inc.	16,498	$1,184,226
	Eastern Bankshares, Inc.	23,994	489,478
*	eHealth, Inc.	2,510	18,574
#*	Elevate Credit, Inc.	5,045	11,604
	Employers Holdings, Inc.	6,414	254,700
#*	Encore Capital Group, Inc.	4,540	328,832
*	Enova International, Inc.	6,877	237,325
*	Enstar Group Ltd.	2,148	425,132
	Enterprise Bancorp, Inc.	1,259	40,036
	Enterprise Financial Services Corp.	4,245	199,642
	Equitable Holdings, Inc.	57,837	1,644,306
	Equity Bancshares, Inc., Class A	2,425	77,479
	Erie Indemnity Co., Class A	3,615	735,146
	Esquire Financial Holdings, Inc.	1,120	40,566
	ESSA Bancorp, Inc.	1,600	28,256
	Essent Group Ltd.	16,067	670,958
	Evans Bancorp, Inc.	622	22,597
	Evercore, Inc., Class A	5,709	570,729
	Everest Re Group Ltd.	3,244	847,819
*	EZCORP, Inc., Class A	8,301	66,740
	FactSet Research Systems, Inc.	2,219	953,460
#	Farmers & Merchants Bancorp, Inc.	978	29,976
	Farmers National Banc Corp.	4,026	57,169
	FB Financial Corp.	7,432	318,461
	Federal Agricultural Mortgage Corp., Class C	1,582	174,479
	Federated Hermes, Inc.	15,549	530,376
	Fidelity National Financial, Inc.	35,441	1,416,222
	Fifth Third Bancorp	41,404	1,412,704
	Financial Institutions, Inc.	2,921	77,436
	First American Financial Corp.	15,228	883,224
	First BanCorp	37,338	563,430
	First BanCorp	5,859	221,939
	First Bancorp, Inc.	1,481	44,734
	First Bancshares, Inc.	2,421	70,209
	First Bank	916	13,795
	First Busey Corp.	8,680	213,962
	First Business Financial Services, Inc.	989	33,082
	First Citizens BancShares, Inc., Class A	1,659	1,255,332
	First Commonwealth Financial Corp.	19,240	285,137
	First Community Bankshares, Inc.	3,590	115,167
	First Community Corp.	2,429	44,329
	First Financial Bancorp	16,417	366,756
	First Financial Bankshares, Inc.	13,383	591,261
	First Financial Corp.	2,421	113,109
	First Financial Northwest, Inc.	1,800	27,756
	First Foundation, Inc.	5,470	113,885
#	First Guaranty Bancshares, Inc.	1,579	39,191
	First Hawaiian, Inc.	21,301	542,962
	First Horizon Corp.	57,027	1,275,124
	First Internet Bancorp	1,237	43,852
	First Interstate BancSystem, Inc., Class A	15,331	625,198
	First Merchants Corp.	10,327	428,880
	First Mid Bancshares, Inc.	2,167	81,414
	First National Corp.	673	12,067
	First Northwest Bancorp	1,283	21,426
	First of Long Island Corp.	3,590	65,338
	First Republic Bank	9,313	1,515,318
	First Savings Financial Group, Inc.	516	12,281
	First U.S. Bancshares, Inc.	1,038	10,245

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	1,505	$27,120
*	First Western Financial, Inc.	1,204	33,700
	FirstCash Holdings, Inc.	6,303	461,758
	Flagstar Bancorp, Inc.	9,515	392,018
	Flushing Financial Corp.	5,263	113,628
	FNB Corp.	48,814	583,815
	FNCB Bancorp, Inc.	1,605	12,599
	Franklin Financial Services Corp.	385	12,497
	Franklin Resources, Inc.	25,298	694,430
	FS Bancorp, Inc.	850	25,543
	Fulton Financial Corp.	30,303	505,757
*	FVCBankcorp, Inc.	872	16,699
#	GAMCO Investors, Inc., Class A	1,254	26,008
*	Genworth Financial, Inc., Class A	52,978	225,157
	German American Bancorp, Inc.	5,088	192,530
#	Glacier Bancorp, Inc.	15,074	755,057
	Glen Burnie Bancorp	200	2,085
	Global Indemnity Group LLC, Class A	1,700	45,390
	Globe Life, Inc.	8,850	891,461
	Goldman Sachs Group, Inc.	13,761	4,587,780
	Great Southern Bancorp, Inc.	2,505	155,160
*	Green Dot Corp., Class A	8,879	249,500
	Greene County Bancorp, Inc.	600	27,522
	Greenhill & Co., Inc.	4,627	40,255
	Guaranty Bancshares, Inc.	1,320	49,328
*	Hallmark Financial Services, Inc.	4,846	12,454
	Hamilton Lane, Inc., Class A	1,912	144,490
	Hancock Whitney Corp.	13,378	652,980
	Hanmi Financial Corp.	3,343	84,478
	Hanover Insurance Group, Inc.	5,119	698,590
#	HarborOne Bancorp, Inc.	7,463	108,214
	Hartford Financial Services Group, Inc.	31,574	2,035,576
	Hawthorn Bancshares, Inc.	898	22,863
	HBT Financial, Inc.	1,046	19,497
#	HCI Group, Inc.	1,645	112,633
	Heartland Financial USA, Inc.	5,901	264,955
#	Hennessy Advisors, Inc.	1,107	11,446
	Heritage Commerce Corp.	8,432	99,329
	Heritage Financial Corp.	5,691	148,080
*	Heritage Global, Inc.	7,005	11,698
	Hilltop Holdings, Inc.	12,037	347,267
	Hingham Institution For Savings	155	44,952
	HMN Financial, Inc.	237	5,382
	Home Bancorp, Inc.	1,154	43,471
	Home BancShares, Inc.	28,230	666,228
	Home Federal Bancorp Inc of Louisiana	261	5,463
	HomeStreet, Inc.	4,364	162,734
	HomeTrust Bancshares, Inc.	3,038	73,337
	Hope Bancorp, Inc.	21,458	322,728
	Horace Mann Educators Corp.	6,832	233,996
	Horizon Bancorp, Inc.	6,336	120,828
	Houlihan Lokey, Inc.	6,025	509,474
	Huntington Bancshares, Inc.	77,225	1,026,320
	Independent Bank Corp.	7,768	650,958
	Independent Bank Corp.	4,359	91,452
#	Independent Bank Group, Inc.	7,108	502,678
	Interactive Brokers Group, Inc., Class A	2,320	136,161
	Intercontinental Exchange, Inc.	9,776	997,054
	International Bancshares Corp.	10,585	464,258

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Invesco Ltd.	44,073	$781,855
	Investar Holding Corp.	501	10,997
	Investors Title Co.	166	24,734
	James River Group Holdings Ltd.	8,719	207,163
	Janus Henderson Group PLC	18,606	479,477
	Jefferies Financial Group, Inc.	24,349	793,047
	JPMorgan Chase & Co.	112,899	13,024,029
	Kearny Financial Corp.	16,555	193,859
	Kemper Corp.	9,402	440,014
	Kentucky First Federal Bancorp	27	208
	KeyCorp	66,726	1,221,086
	Kinsale Capital Group, Inc.	1,819	442,399
	KKR & Co., Inc.	21,933	1,216,404
	Lake Shore Bancorp, Inc.	170	2,372
	Lakeland Bancorp, Inc.	7,976	126,978
	Lakeland Financial Corp.	3,857	300,075
	Landmark Bancorp, Inc.	630	15,643
	Lazard Ltd., Class A	16,157	608,634
	LCNB Corp.	700	10,850
*	LendingClub Corp.	11,178	154,815
	Lincoln National Corp.	16,091	826,112
	Live Oak Bancshares, Inc.	5,676	213,645
	Loews Corp.	14,070	819,578
	LPL Financial Holdings, Inc.	10,927	2,293,796
	Luther Burbank Corp.	5,459	72,004
	M&T Bank Corp.	11,759	2,086,635
	Macatawa Bank Corp.	4,300	39,990
*	Maiden Holdings Ltd.	26,100	53,766
	MainStreet Bancshares, Inc.	550	13,008
#	Manning & Napier, Inc.	1,400	17,794
*	Markel Corp.	744	965,072
	MarketAxess Holdings, Inc.	1,510	408,878
	Marsh & McLennan Cos., Inc.	19,621	3,217,059
*	MBIA, Inc.	10,125	127,373
	Mercantile Bank Corp.	2,926	103,697
	Merchants Bancorp	3,993	105,655
	Mercury General Corp.	9,344	391,794
	Meridian Corp.	1,100	31,427
	Meta Financial Group, Inc.	5,963	201,072
	MetLife, Inc.	18,817	1,190,175
*	Metropolitan Bank Holding Corp.	506	35,106
	MGIC Investment Corp.	47,115	666,206
	Mid Penn Bancorp, Inc.	405	11,615
	Middlefield Banc Corp.	507	13,238
	Midland States Bancorp, Inc.	3,115	81,613
	MidWestOne Financial Group, Inc.	1,517	47,346
	Moelis & Co., Class A	9,870	459,745
	Moody's Corp.	6,232	1,933,478
	Morgan Stanley	50,042	4,218,541
	Morningstar, Inc.	3,526	900,364
*	Mr Cooper Group, Inc.	14,074	634,034
	MSCI, Inc.	1,349	649,328
	MVB Financial Corp.	1,500	48,750
	Nasdaq, Inc.	8,708	1,575,277
	National Bank Holdings Corp., Class A	5,328	221,751
	National Bankshares, Inc.	518	16,395
	National Western Life Group, Inc., Class A	548	110,696
	Navient Corp.	26,284	432,897
	NBT Bancorp, Inc.	7,509	304,415

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nelnet, Inc., Class A	4,287	$407,651
#	New York Community Bancorp, Inc.	64,741	687,549
*	NI Holdings, Inc.	1,752	26,000
*	Nicholas Financial, Inc.	801	7,882
*	Nicolet Bankshares, Inc.	1,540	123,169
*	NMI Holdings, Inc., Class A	9,763	184,911
#	Northeast Bank	772	30,726
	Northern Trust Corp.	14,815	1,478,241
	Northfield Bancorp, Inc.	8,607	126,695
	Northrim BanCorp, Inc.	900	37,485
	Northwest Bancshares, Inc.	19,009	273,349
#	Oak Valley Bancorp	1,680	30,391
	OceanFirst Financial Corp.	7,939	163,226
*	Ocwen Financial Corp.	1,900	65,170
	OFG Bancorp	9,654	265,195
	Old National Bancorp	44,416	773,283
	Old Republic International Corp.	33,486	779,219
	Old Second Bancorp, Inc.	4,090	57,465
	OneMain Holdings, Inc.	19,132	711,710
	OP Bancorp	1,874	21,176
	Oppenheimer Holdings, Inc., Class A	2,756	92,574
*	OptimumBank Holdings, Inc.	2,800	10,640
	Origin Bancorp, Inc.	3,105	133,732
	Orrstown Financial Services, Inc.	909	23,561
	Pacific Premier Bancorp, Inc.	15,229	512,304
	PacWest Bancorp	17,440	488,843
*	Palomar Holdings, Inc.	2,518	157,048
#	Park National Corp.	2,477	320,920
#	Parke Bancorp, Inc.	1,446	31,740
	Pathfinder Bancorp, Inc.	1	19
	PCB Bancorp	783	15,088
	PCSB Financial Corp.	2,196	42,800
	Peapack-Gladstone Financial Corp.	2,762	90,207
	Penns Woods Bancorp, Inc.	1,243	27,607
	PennyMac Financial Services, Inc.	1,883	103,170
#	Peoples Bancorp of North Carolina, Inc.	800	21,560
	Peoples Bancorp, Inc.	3,634	112,363
	Peoples Financial Services Corp.	400	21,296
	Pinnacle Financial Partners, Inc.	7,549	597,126
	Piper Sandler Cos.	2,600	328,120
	PJT Partners, Inc., Class A	2,345	167,621
	Plumas Bancorp	618	19,220
	PNC Financial Services Group, Inc.	10,863	1,802,606
#*	Ponce Financial Group, Inc.	1,534	14,343
	Popular, Inc.	8,710	676,506
*	PRA Group, Inc.	7,470	297,605
	Preferred Bank	2,495	181,387
	Premier Financial Corp.	6,036	171,905
	Primerica, Inc.	6,170	794,017
#	Primis Financial Corp.	3,254	44,092
	Principal Financial Group, Inc.	18,083	1,210,476
	ProAssurance Corp.	7,670	169,737
*	PROG Holdings, Inc.	10,680	196,726
	Progressive Corp.	17,466	2,009,638
	Prosperity Bancshares, Inc.	9,903	733,713
	Provident Bancorp, Inc.	1,022	15,473
	Provident Financial Holdings, Inc.	1,300	18,915
	Provident Financial Services, Inc.	12,942	315,267
	Prudential Financial, Inc.	19,433	1,943,106

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pzena Investment Management, Inc., Class A	1,300	$12,259
	QCR Holdings, Inc.	2,265	134,292
	Radian Group, Inc.	23,625	528,491
	Randolph Bancorp, Inc.	228	6,051
	Raymond James Financial, Inc.	16,512	1,625,937
	RBB Bancorp	2,116	48,266
	Red River Bancshares, Inc.	800	43,880
	Regional Management Corp.	1,515	62,115
	Regions Financial Corp.	66,871	1,416,328
	Reinsurance Group of America, Inc.	6,270	725,941
	RenaissanceRe Holdings Ltd.	4,050	523,706
	Renasant Corp.	9,006	300,800
	Republic Bancorp, Inc., Class A	3,438	154,160
#*	Republic First Bancorp, Inc.	1,200	4,344
*	Rhinebeck Bancorp, Inc.	1,100	10,230
	Richmond Mutual BanCorp, Inc.	807	11,217
	Riverview Bancorp, Inc.	100	736
	RLI Corp.	5,489	603,680
	S&P Global, Inc.	8,576	3,232,552
	S&T Bancorp, Inc.	5,166	159,836
	Safety Insurance Group, Inc.	2,330	201,662
	Salisbury Bancorp, Inc.	1,018	23,689
	Sandy Spring Bancorp, Inc.	6,720	277,536
	SB Financial Group, Inc.	1,000	17,110
	Seacoast Banking Corp. of Florida	7,469	267,241
*	Security National Financial Corp., Class A	3,274	25,439
	SEI Investments Co.	18,772	1,039,218
	Selective Insurance Group, Inc.	9,923	772,605
#	ServisFirst Bancshares, Inc.	7,036	601,226
	Shore Bancshares, Inc.	2,094	41,042
	Sierra Bancorp	1,944	43,643
	Signature Bank	3,292	610,896
	Silvercrest Asset Management Group, Inc., Class A	800	14,240
	Simmons First National Corp., Class A	18,727	444,766
	SLM Corp.	46,992	733,075
	SmartFinancial, Inc.	641	16,826
	Sound Financial Bancorp, Inc.	600	23,226
	South Plains Financial, Inc.	760	20,079
	South State Corp.	11,643	986,977
*	Southern First Bancshares, Inc.	700	31,325
	Southern Missouri Bancorp, Inc.	1,213	65,429
	Southside Bancshares, Inc.	5,693	227,378
	State Street Corp.	19,560	1,389,542
*	Sterling Bancorp, Inc.	3,844	24,063
	Stewart Information Services Corp.	3,962	216,523
	Stifel Financial Corp.	11,171	668,138
#	Stock Yards Bancorp, Inc.	3,589	248,179
*	StoneX Group, Inc.	3,467	302,080
	Summit Financial Group, Inc.	1,249	38,107
	Summit State Bank	441	6,769
*	SVB Financial Group	4,213	1,700,156
*	SWK Holdings Corp.	730	13,191
	Synchrony Financial	54,136	1,812,473
	Synovus Financial Corp.	16,274	657,144
	T Rowe Price Group, Inc.	15,493	1,912,921
	Territorial Bancorp, Inc.	1,300	29,120
*	Texas Capital Bancshares, Inc.	7,060	413,857
	TFS Financial Corp.	20,144	295,110
	Timberland Bancorp, Inc.	500	12,825

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	5,339	$59,316
	Tompkins Financial Corp.	2,533	195,421
	Towne Bank	12,538	374,510
	Tradeweb Markets, Inc., Class A	4,604	324,674
	Travelers Cos., Inc.	19,348	3,070,528
	TriCo Bancshares	5,202	248,656
*	Triumph Bancorp, Inc.	3,989	289,801
	Truist Financial Corp.	35,383	1,785,780
#*	Trupanion, Inc.	643	40,528
	TrustCo Bank Corp. NY	2,732	91,686
	Trustmark Corp.	10,221	331,876
	U.S. Bancorp	53,648	2,532,186
	UMB Financial Corp.	7,738	700,289
	Umpqua Holdings Corp.	36,936	650,443
	Union Bankshares, Inc.	320	8,038
	United Bancorp, Inc.	685	10,487
	United Bancshares, Inc.	436	10,115
	United Bankshares, Inc.	20,661	800,407
	United Community Banks, Inc.	14,610	497,178
	United Fire Group, Inc.	3,989	130,959
#	United Security Bancshares	402	2,957
	Unity Bancorp, Inc.	471	13,197
	Universal Insurance Holdings, Inc.	4,600	58,190
	Univest Financial Corp.	4,401	109,761
	Unum Group	32,096	1,033,170
	Valley National Bancorp	62,469	730,263
#	Value Line, Inc.	213	18,486
	Veritex Holdings, Inc.	5,016	155,195
#	Victory Capital Holdings, Inc., Class A	3,797	105,063
	Virtu Financial, Inc., Class A	15,467	360,845
	Virtus Investment Partners, Inc.	1,153	237,887
	Voya Financial, Inc.	14,962	900,114
	Walker & Dunlop, Inc.	5,376	605,553
	Washington Federal, Inc.	11,219	382,904
	Washington Trust Bancorp, Inc.	2,152	118,102
	Waterstone Financial, Inc.	4,026	75,085
	Webster Financial Corp.	26,429	1,227,627
	Wells Fargo & Co.	144,036	6,318,859
	WesBanco, Inc.	10,190	347,683
	West BanCorp, Inc.	1,799	46,792
	Westamerica BanCorp	3,633	218,016
	Western Alliance Bancorp	11,308	863,705
	Western New England Bancorp, Inc.	3,241	28,521
	Westwood Holdings Group, Inc.	850	11,025
	White Mountains Insurance Group Ltd.	520	644,504
	Willis Towers Watson PLC	7,536	1,559,500
	Wintrust Financial Corp.	8,704	748,892
#	WisdomTree Investments, Inc.	11,022	57,314
#*	World Acceptance Corp.	1,607	178,015
	WR Berkley Corp.	18,738	1,171,687
#	WSFS Financial Corp.	11,262	537,423
	Zions Bancorp NA	17,858	974,154
TOTAL FINANCIALS			249,540,580
HEALTH CARE — (6.5%)
*	ABIOMED, Inc.	1,121	328,464
*	Acadia Healthcare Co., Inc.	13,377	1,109,087
#*	Accuray, Inc.	19,974	41,945
††	Achillion Pharmaceuticals, Inc.	21,184	30,717

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Adaptive Biotechnologies Corp.	5,688	$52,102
*	Addus HomeCare Corp.	1,934	179,495
*	Adicet Bio, Inc.	1,454	24,558
#*	Agiliti, Inc.	5,742	125,692
*	Agios Pharmaceuticals, Inc.	5,393	116,327
#*	Albireo Pharma, Inc.	2,691	55,946
#*	Aldeyra Therapeutics, Inc.	4,658	23,476
*	Align Technology, Inc.	1,158	325,363
*	Alkermes PLC	19,063	488,013
*	Allscripts Healthcare Solutions, Inc.	23,232	367,530
*	Alnylam Pharmaceuticals, Inc.	868	123,291
*	Amedisys, Inc.	3,620	433,857
*	American Shared Hospital Services	2,300	5,405
	AmerisourceBergen Corp.	12,780	1,864,985
*	AMN Healthcare Services, Inc.	7,401	832,168
#*	AnaptysBio, Inc.	3,897	81,603
*	AngioDynamics, Inc.	5,619	127,495
*	Anika Therapeutics, Inc.	2,097	48,986
	Anthem, Inc.	7,087	3,381,208
#*	Apollo Medical Holdings, Inc.	3,170	168,105
*	Apyx Medical Corp.	1,247	11,797
*	Arcturus Therapeutics Holdings, Inc.	1,000	17,550
#*	Arcus Biosciences, Inc.	5,146	136,832
*	Arcutis Biotherapeutics, Inc.	2,200	53,372
#*	Armata Pharmaceuticals, Inc.	1,600	6,592
*	Artivion, Inc.	4,483	87,867
*	AtriCure, Inc.	4,511	222,889
	Atrion Corp.	237	160,188
*	Avanos Medical, Inc.	8,252	234,109
*	Avantor, Inc.	44,051	1,278,360
#*	Avid Bioservices, Inc.	4,868	95,656
#*	Avidity Biosciences, Inc.	2,342	38,151
*	AxoGen, Inc.	7,453	69,462
#*	Axonics, Inc.	3,199	207,519
	Azenta, Inc.	4,637	316,522
	Baxter International, Inc.	23,553	1,381,619
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,527	222,973
*	BioMarin Pharmaceutical, Inc.	8,192	704,922
#*	Bioxcel Therapeutics, Inc.	4,147	64,030
*	Blueprint Medicines Corp.	6,215	317,338
*	Boston Scientific Corp.	23,418	961,309
*	Brookdale Senior Living, Inc.	21,455	103,413
	Bruker Corp.	17,862	1,224,440
#*	Cara Therapeutics, Inc.	4,660	40,728
	Cardinal Health, Inc.	33,022	1,966,790
#*	CareDx, Inc.	1,304	31,022
*	Catalyst Pharmaceuticals, Inc.	11,568	118,456
#*	Celldex Therapeutics, Inc.	2,661	81,746
*	Change Healthcare, Inc.	16,516	400,843
	Chemed Corp.	1,762	847,681
#*	Chimerix, Inc.	3,581	7,842
*	Chinook Therapeutics, Inc.	7,288	134,901
	Cigna Corp.	12,230	3,367,653
*	Codexis, Inc.	3,003	20,601
*	Collegium Pharmaceutical, Inc.	5,115	87,927
*	Computer Programs & Systems, Inc.	2,070	69,883
*	Concert Pharmaceuticals, Inc.	5,000	28,000
	CONMED Corp.	3,322	324,327
#»††	Contra Zogenix, Inc.	5,473	3,722

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	CorVel Corp.	2,976	$490,713
*	Covetrus, Inc.	15,725	326,608
#*	Crinetics Pharmaceuticals, Inc.	3,887	74,669
#*	CRISPR Therapeutics AG	4,231	317,325
*	Cross Country Healthcare, Inc.	7,273	191,716
*	Cue Biopharma, Inc.	5,843	15,893
#*	Cutera, Inc.	1,041	48,323
	CVS Health Corp.	50,222	4,805,241
*	Cymabay Therapeutics, Inc.	3,800	11,894
*	DaVita, Inc.	13,787	1,160,314
*	Deciphera Pharmaceuticals, Inc.	7,751	98,360
*	Denali Therapeutics, Inc.	7,977	271,378
	DENTSPLY SIRONA, Inc.	18,271	660,679
*	DexCom, Inc.	1,912	156,937
*	Edwards Lifesciences Corp.	8,083	812,665
#*	Eiger BioPharmaceuticals, Inc.	5,400	46,926
*	Elanco Animal Health, Inc.	50,192	1,016,890
*††	Elanco Animal Health, Inc.	2,379	0
*	Electromed, Inc.	2,532	22,839
*	Emergent BioSolutions, Inc.	6,778	234,790
*	Enanta Pharmaceuticals, Inc.	1,946	107,322
	Encompass Health Corp.	13,306	673,550
	Enhabit, Inc.	6,653	116,494
*	Enovis Corp.	4,884	291,672
	Ensign Group, Inc.	8,218	654,892
*	Envista Holdings Corp.	17,238	700,725
*	Evolent Health, Inc., Class A	12,175	413,828
#*	Exact Sciences Corp.	10,351	466,830
*	Exelixis, Inc.	40,615	849,666
#*	EyePoint Pharmaceuticals, Inc.	1,450	13,239
#*	Fate Therapeutics, Inc.	1,764	53,855
#*	FibroGen, Inc.	3,867	48,647
*	FONAR Corp.	1,170	16,965
#*	G1 Therapeutics, Inc.	3,000	24,990
*	Glaukos Corp.	4,173	224,716
*	Globus Medical, Inc., Class A	6,798	398,975
*	Great Elm Group, Inc.	351	734
*	Haemonetics Corp.	5,420	376,636
*	Halozyme Therapeutics, Inc.	14,647	716,238
*	Hanger, Inc.	8,584	159,405
#*	Harmony Biosciences Holdings, Inc.	4,761	241,526
*	Harrow Health, Inc.	3,630	24,394
*	HealthEquity, Inc.	9,410	547,380
*	HealthStream, Inc.	4,637	111,566
*	Henry Schein, Inc.	12,214	962,830
*	Heska Corp.	644	58,920
*	Hologic, Inc.	24,023	1,714,762
*	Horizon Therapeutics PLC	11,862	984,190
	Humana, Inc.	3,755	1,809,910
*	ICU Medical, Inc.	2,996	530,801
#*	Ideaya Biosciences, Inc.	1,500	22,380
#*	IDEXX Laboratories, Inc.	5,010	1,999,892
*	ImmuCell Corp.	1,406	12,345
#*	Immunic, Inc.	2,100	7,434
#*	Inari Medical, Inc.	500	38,790
*	Incyte Corp.	7,236	562,092
*	InfuSystem Holdings, Inc.	1,421	13,883
*	Innoviva, Inc.	12,963	185,889
*	Inogen, Inc.	2,871	79,871

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Insmed, Inc.	3,053	$67,532
*	Insulet Corp.	490	121,422
*	Integer Holdings Corp.	5,238	366,084
*	Integra LifeSciences Holdings Corp.	9,335	513,798
*	Intellia Therapeutics, Inc.	4,713	305,214
*	Intra-Cellular Therapies, Inc.	6,750	365,310
*	Intuitive Surgical, Inc.	3,924	903,187
*	Ionis Pharmaceuticals, Inc.	1,849	69,448
*	Iovance Biotherapeutics, Inc.	10,532	122,698
*	IQVIA Holdings, Inc.	5,592	1,343,590
	iRadimed Corp.	1,040	43,940
#*	IVERIC bio, Inc.	5,889	62,953
*	KalVista Pharmaceuticals, Inc.	491	6,064
*	Kezar Life Sciences, Inc.	5,200	50,804
*	Kodiak Sciences, Inc.	2,554	25,412
*	Krystal Biotech, Inc.	3,235	234,796
#*	Kura Oncology, Inc.	7,291	111,625
#*	Kymera Therapeutics, Inc.	2,241	49,369
	Laboratory Corp. of America Holdings	8,601	2,255,096
*	Lantheus Holdings, Inc.	9,983	765,896
#	LeMaitre Vascular, Inc.	1,973	99,341
*	LENSAR, Inc.	1,586	9,976
*	Lexicon Pharmaceuticals, Inc.	2,300	5,474
*	LHC Group, Inc.	3,495	569,895
*	Ligand Pharmaceuticals, Inc.	2,579	237,345
*	LivaNova PLC	7,169	456,450
*	MacroGenics, Inc.	6,582	20,602
*	Madrigal Pharmaceuticals, Inc.	2,629	165,154
*	Masimo Corp.	2,518	364,052
	McKesson Corp.	5,690	1,943,590
*	Medpace Holdings, Inc.	4,237	718,299
	Medtronic PLC	33,159	3,067,871
*	Meridian Bioscience, Inc.	7,966	252,204
*	Merit Medical Systems, Inc.	7,916	455,012
*	Mersana Therapeutics, Inc.	2,705	13,714
#	Mesa Laboratories, Inc.	572	121,979
*	Mettler-Toledo International, Inc.	1,357	1,831,584
*	ModivCare, Inc.	2,214	220,957
*	Molina Healthcare, Inc.	4,419	1,448,195
#*	Morphic Holding, Inc.	1,383	36,608
*	Myriad Genetics, Inc.	11,062	291,816
	National HealthCare Corp.	2,673	189,863
	National Research Corp.	2,585	97,972
#*	Nektar Therapeutics	22,397	88,692
#*	Neogen Corp.	11,250	260,212
*	NeoGenomics, Inc.	9,155	92,649
*	Neurocrine Biosciences, Inc.	6,330	595,843
*	NextGen Healthcare, Inc.	7,770	133,022
*	Novocure Ltd.	944	64,183
*	NuVasive, Inc.	6,860	360,287
*	Omnicell, Inc.	3,092	340,491
*	Opiant Pharmaceuticals, Inc.	1,079	11,081
#*	OPKO Health, Inc.	73,784	174,130
#*	OptimizeRx Corp.	1,147	25,773
*	Option Care Health, Inc.	19,327	649,387
#*	OraSure Technologies, Inc.	4,389	13,430
*	Orthofix Medical, Inc.	2,578	66,126
#*	OrthoPediatrics Corp.	1,483	70,072
	Owens & Minor, Inc.	10,446	369,893

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Pacira BioSciences, Inc.	4,956	$280,311
	Patterson Cos., Inc.	11,256	349,611
#*††	PDL BioPharma, Inc.	20,904	50,797
*	Pennant Group, Inc.	4,190	55,895
*	Penumbra, Inc.	1,029	143,422
#*	PetIQ, Inc.	7,117	116,719
	Phibro Animal Health Corp., Class A	2,218	43,406
	Premier, Inc., Class A	16,422	631,590
*	Prestige Consumer Healthcare, Inc.	8,493	512,213
††	Progenic Pharmaceuticals, Inc.	4,762	5,048
*	Progyny, Inc.	1,493	45,581
#*	Protagonist Therapeutics, Inc.	3,345	33,283
#*	Prothena Corp. PLC	5,425	168,501
	Psychemedics Corp.	2,234	14,097
	Quest Diagnostics, Inc.	11,361	1,551,572
*	QuidelOrtho Corp.	5,636	575,097
*	R1 RCM, Inc.	24,164	604,100
*	RadNet, Inc.	5,706	117,372
#*	RAPT Therapeutics, Inc.	700	12,894
*	Repligen Corp.	2,792	595,701
*	Replimune Group, Inc.	5,009	96,574
	ResMed, Inc.	6,517	1,567,469
#*	Rhythm Pharmaceuticals, Inc.	2,859	36,023
#*	Rigel Pharmaceuticals, Inc.	7,414	8,823
#*	Rocket Pharmaceuticals, Inc.	5,094	73,863
	Royalty Pharma PLC, Class A	14,326	623,038
#*	Sage Therapeutics, Inc.	6,201	213,376
#*	Satsuma Pharmaceuticals, Inc.	3,870	17,531
#*	Scholar Rock Holding Corp.	800	5,488
#*	Schrodinger, Inc.	2,164	67,733
*	Seagen, Inc.	6,638	1,194,707
*	SeaSpine Holdings Corp.	959	5,696
	Select Medical Holdings Corp.	22,703	672,463
*	Sharps Compliance Corp.	3,897	33,631
#*	SI-BONE, Inc.	2,200	29,568
#	SIGA Technologies, Inc.	9,731	167,276
#*	Sotera Health Co.	6,922	132,902
*	STAAR Surgical Co.	1,031	83,202
	STERIS PLC	5,739	1,295,005
»††	Strongbridge LLC	6,381	1,914
	Stryker Corp.	5,471	1,174,897
*	Supernus Pharmaceuticals, Inc.	7,681	243,872
*	Surmodics, Inc.	898	31,250
#*	Syndax Pharmaceuticals, Inc.	4,162	84,780
*	Syneos Health, Inc.	10,861	859,540
*	Tandem Diabetes Care, Inc.	1,734	114,808
#*	Teladoc Health, Inc.	343	12,640
	Teleflex, Inc.	2,045	491,741
#*	TransMedics Group, Inc.	2,292	92,551
#*	Travere Therapeutics, Inc.	4,493	105,765
#*	Tricida, Inc.	5,144	47,119
*	Turning Point Therapeutics, Inc.	911	68,307
#	U.S. Physical Therapy, Inc.	1,390	180,394
#*	UFP Technologies, Inc.	1,356	109,185
*	United Therapeutics Corp.	4,730	1,092,961
	Utah Medical Products, Inc.	296	27,037
*	Vanda Pharmaceuticals, Inc.	3,750	40,425
*	Vapotherm, Inc.	1,586	3,616
#*	Varex Imaging Corp.	5,401	120,388

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Veeva Systems, Inc., Class A	1,167	$260,918
*	Verastem, Inc.	22,863	24,463
*	Vericel Corp.	2,712	88,248
*	ViewRay, Inc.	4,871	14,857
*	Waters Corp.	3,599	1,310,144
	West Pharmaceutical Services, Inc.	2,890	992,888
*	Xencor, Inc.	6,719	192,768
*	Xenon Pharmaceuticals, Inc.	6,068	201,154
#*	Y-mAbs Therapeutics, Inc.	2,415	37,650
	Zimmer Biomet Holdings, Inc.	9,586	1,058,199
#*	Zimvie, Inc.	958	18,604
	Zoetis, Inc.	20,031	3,656,659
TOTAL HEALTH CARE			101,476,026
INDUSTRIALS — (14.1%)
	3M Co.	25,583	3,664,509
#	AAON, Inc.	5,947	357,831
*	AAR Corp.	5,387	239,883
	ABM Industries, Inc.	11,937	535,255
	ACCO Brands Corp.	18,062	129,505
	Acme United Corp.	700	20,160
	Acuity Brands, Inc.	3,901	711,542
	Advanced Drainage Systems, Inc.	8,712	1,033,243
	AECOM	12,691	913,752
	AGCO Corp.	11,396	1,241,252
	Air Lease Corp.	17,658	655,288
#*	Air T, Inc.	601	9,051
*	Air Transport Services Group, Inc.	10,890	341,293
	Alamo Group, Inc.	1,943	251,444
*	Alaska Air Group, Inc.	13,866	614,680
	Albany International Corp., Class A	4,589	418,838
*	Allegiant Travel Co.	2,402	276,975
	Allegion PLC	9,295	982,481
	Allied Motion Technologies, Inc.	2,437	65,653
	Allison Transmission Holdings, Inc.	16,872	706,431
	Altra Industrial Motion Corp.	10,745	448,389
	AMERCO	2,909	1,562,366
#*	Ameresco, Inc., Class A	2,313	132,350
#*	American Airlines Group, Inc.	24,435	335,004
#*	American Superconductor Corp.	80	491
*	American Woodmark Corp.	2,938	147,546
	AMETEK, Inc.	11,753	1,451,495
	AO Smith Corp.	17,385	1,099,949
*	API Group Corp.	24,692	437,295
	Apogee Enterprises, Inc.	3,734	155,372
	Applied Industrial Technologies, Inc.	5,339	537,050
	ARC Document Solutions, Inc.	25,800	72,498
	ArcBest Corp.	4,841	428,913
	Arcosa, Inc.	8,034	414,233
	Argan, Inc.	2,682	99,663
	Armstrong World Industries, Inc.	8,125	725,969
*	Art's-Way Manufacturing Co., Inc.	3,212	6,938
*	ASGN, Inc.	5,295	549,409
	Astec Industries, Inc.	4,397	216,025
*	Astronics Corp.	3,705	41,570
*	Astronics Corp., Class B	835	8,976
*	Atkore, Inc.	6,451	640,391
*	Atlas Air Worldwide Holdings, Inc.	4,683	354,550
*	Avis Budget Group, Inc.	9,693	1,764,417

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	AZEK Co., Inc.	5,768	$119,282
	AZZ, Inc.	3,732	158,759
	Barnes Group, Inc.	8,640	292,205
	Barrett Business Services, Inc.	1,545	126,057
*	Beacon Roofing Supply, Inc.	11,328	679,907
	BGSF, Inc.	894	11,631
*	Blue Bird Corp.	3,546	39,573
#*	BlueLinx Holdings, Inc.	800	64,000
	Boise Cascade Co.	6,896	487,616
	Booz Allen Hamilton Holding Corp., Class A	16,183	1,553,244
	Brady Corp., Class A	6,607	316,145
*	BrightView Holdings, Inc.	10,140	133,240
	Brink's Co.	5,913	336,686
*	Builders FirstSource, Inc.	27,945	1,900,260
*	CACI International, Inc., Class A	2,544	769,026
	Carlisle Cos., Inc.	5,314	1,573,475
	Carrier Global Corp.	80,385	3,258,004
*	Casella Waste Systems, Inc., Class A	6,723	544,227
	Caterpillar, Inc.	23,837	4,725,685
#*	CBIZ, Inc.	8,891	405,607
*	CECO Environmental Corp.	4,856	37,634
	CH Robinson Worldwide, Inc.	16,399	1,815,369
#*	Chart Industries, Inc.	3,067	598,341
*	Cimpress PLC	3,000	120,570
	Cintas Corp.	3,703	1,575,589
*	Civeo Corp.	743	22,045
#*	Clarivate PLC	51,212	742,062
*	Clean Harbors, Inc.	8,883	866,892
	Columbus McKinnon Corp.	4,597	152,161
	Comfort Systems USA, Inc.	5,828	615,786
*	Commercial Vehicle Group, Inc.	4,608	35,482
	CompX International, Inc.	811	18,450
#*	Concrete Pumping Holdings, Inc.	2,727	17,807
*	Construction Partners, Inc., Class A	4,406	104,775
#*	Copa Holdings SA, Class A	4,105	275,938
*	Copart, Inc.	14,052	1,800,061
*	CoStar Group, Inc.	17,462	1,267,567
#	Covenant Logistics Group, Inc.	2,890	96,728
	CRA International, Inc.	1,211	119,901
	Crane Holdings Co.	7,858	777,392
	CSW Industrials, Inc.	2,635	314,803
	CSX Corp.	106,116	3,430,730
	Cummins, Inc.	9,418	2,084,298
	Curtiss-Wright Corp.	5,799	831,809
#*	Daseke, Inc.	2,900	24,302
	Deere & Co.	13,655	4,686,123
*	Delta Air Lines, Inc.	64,739	2,058,700
	Deluxe Corp.	5,480	137,767
*	DLH Holdings Corp.	1,100	19,525
	Donaldson Co., Inc.	17,549	954,841
	Douglas Dynamics, Inc.	4,778	152,227
	Dover Corp.	10,318	1,379,310
*	Dun & Bradstreet Holdings, Inc.	8,082	127,372
*	DXP Enterprises, Inc.	2,519	85,646
*	Dycom Industries, Inc.	4,836	498,882
	Eastern Co.	312	6,427
	Eaton Corp. PLC	12,551	1,862,443
	EMCOR Group, Inc.	5,425	631,307
	Emerson Electric Co.	27,004	2,432,250

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Encore Wire Corp.	3,557	$492,538
*	Energy Recovery, Inc.	4,025	89,476
	Enerpac Tool Group Corp.	8,520	172,956
	EnerSys	6,282	414,047
	Ennis, Inc.	3,943	86,155
	EnPro Industries, Inc.	3,788	354,102
	Equifax, Inc.	7,740	1,616,963
	Esab Corp.	4,884	201,318
	ESCO Technologies, Inc.	4,269	331,061
*	Espey Manufacturing & Electronics Corp.	200	2,692
*	EVI Industries, Inc.	463	3,778
*	Evoqua Water Technologies Corp.	12,053	459,340
	Expeditors International of Washington, Inc.	15,047	1,598,744
	Exponent, Inc.	6,714	674,690
	Fastenal Co.	50,910	2,614,738
	Federal Signal Corp.	8,906	369,777
	FedEx Corp.	11,680	2,722,491
	Flowserve Corp.	17,133	579,781
#*	Fluor Corp.	17,180	436,544
*	Forrester Research, Inc.	2,047	95,165
	Fortive Corp.	18,985	1,223,583
	Fortune Brands Home & Security, Inc.	12,787	890,998
	Forward Air Corp.	3,871	406,184
*	Franklin Covey Co.	1,696	88,752
	Franklin Electric Co., Inc.	6,549	594,780
*	FTI Consulting, Inc.	4,598	752,049
#*	Fuel Tech, Inc.	8,636	11,227
#*	FuelCell Energy, Inc.	38,354	137,691
*	Gates Industrial Corp. PLC	20,441	251,424
#	GATX Corp.	5,801	581,550
*	Gencor Industries, Inc.	1,048	10,386
*	Generac Holdings, Inc.	3,099	831,462
*	Gibraltar Industries, Inc.	4,567	213,690
	Global Industrial Co.	5,216	186,472
*	GMS, Inc.	6,537	346,919
	Gorman-Rupp Co.	4,380	134,466
	Graco, Inc.	20,704	1,390,481
	GrafTech International Ltd.	22,454	172,896
	Granite Construction, Inc.	8,076	241,472
*	Great Lakes Dredge & Dock Corp.	8,897	115,038
#	Greenbrier Cos., Inc.	5,318	169,219
	Griffon Corp.	9,266	278,073
*	GXO Logistics, Inc.	12,803	614,544
	H&E Equipment Services, Inc.	6,393	228,550
*	Harsco Corp.	12,092	58,163
#*	Hawaiian Holdings, Inc.	5,433	81,278
#	Healthcare Services Group, Inc.	4,905	70,338
	Heartland Express, Inc.	12,593	199,977
	HEICO Corp.	2,376	374,719
	HEICO Corp., Class A	3,546	452,753
	Heidrick & Struggles International, Inc.	2,552	79,469
	Helios Technologies, Inc.	4,776	328,684
	Herc Holdings, Inc.	4,935	612,039
*	Heritage-Crystal Clean, Inc.	3,611	121,185
	Hexcel Corp.	11,394	689,451
*	Hill International, Inc.	4,357	7,581
	Hillenbrand, Inc.	9,788	452,206
	HireQuest, Inc.	1,219	18,224
	HNI Corp.	6,631	234,207

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Honeywell International, Inc.	16,184	$3,114,773
	Howmet Aerospace, Inc.	22,815	847,121
*	Hub Group, Inc., Class A	5,939	453,740
	Hubbell, Inc.	6,699	1,467,215
*	Hudson Technologies, Inc.	12,780	113,870
	Hurco Cos., Inc.	876	22,189
*	Huron Consulting Group, Inc.	5,037	337,983
	Hyster-Yale Materials Handling, Inc.	1,412	48,841
*	IAA, Inc.	13,927	525,466
	ICF International, Inc.	2,339	220,685
	IDEX Corp.	3,028	632,095
*	IES Holdings, Inc.	2,130	70,290
#*††	IKONICS Corp.	1,200	0
	Illinois Tool Works, Inc.	11,592	2,408,354
	Ingersoll Rand, Inc.	22,336	1,112,333
*	Innovative Solutions & Support, Inc.	400	2,812
	Insperity, Inc.	4,225	463,651
	Insteel Industries, Inc.	2,607	81,599
	Interface, Inc.	7,820	113,312
	ITT, Inc.	9,145	686,149
	Jacobs Engineering Group, Inc.	5,660	777,118
	JB Hunt Transport Services, Inc.	9,817	1,799,162
*	JELD-WEN Holding, Inc.	15,474	275,128
*	JetBlue Airways Corp.	52,132	438,951
	John Bean Technologies Corp.	4,938	554,587
	Johnson Controls International PLC	36,843	1,986,206
	Kadant, Inc.	1,782	363,261
	Kaman Corp.	3,967	122,104
*	KAR Auction Services, Inc.	18,085	309,253
	KBR, Inc.	11,824	629,392
	Kelly Services, Inc., Class A	6,650	144,172
	Kennametal, Inc.	13,901	373,242
	Kforce, Inc.	3,986	262,478
	Kimball International, Inc., Class B	6,839	56,011
*	Kirby Corp.	9,704	615,622
	Knight-Swift Transportation Holdings, Inc.	19,235	1,056,963
	Korn Ferry	8,932	585,135
#	Landstar System, Inc.	5,285	827,525
*	Lawson Products, Inc.	700	34,720
*	LB Foster Co., Class A	876	12,807
	Lennox International, Inc.	2,113	506,127
	Lincoln Electric Holdings, Inc.	8,164	1,154,716
	Lindsay Corp.	933	143,645
*	LS Starrett Co., Class A	1,800	12,582
	LSI Industries, Inc.	3,205	19,390
	Luxfer Holdings PLC	1,400	22,876
*	Lyft, Inc., Class A	4,131	57,256
*	Manitex International, Inc.	2,502	15,637
*	Manitowoc Co., Inc.	3,562	40,714
	ManpowerGroup, Inc.	7,780	610,030
	ManTech International Corp., Class A	1,380	132,232
	Marten Transport Ltd.	11,811	254,645
	Masco Corp.	8,924	494,211
*	Masonite International Corp.	2,947	268,265
*	MasTec, Inc.	11,837	934,294
*	Mastech Digital, Inc.	3,000	44,460
*	Matrix Service Co.	1,886	10,448
	Matson, Inc.	7,726	708,242
	Matthews International Corp., Class A	4,577	127,927

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Maxar Technologies, Inc.	5,957	$163,698
*	Mayville Engineering Co., Inc.	932	6,654
	McGrath RentCorp	4,273	360,470
*	Mercury Systems, Inc.	6,988	412,362
*	Meritor, Inc.	12,723	463,372
*	Middleby Corp.	5,923	856,999
	Miller Industries, Inc.	1,300	31,239
	MillerKnoll, Inc.	11,922	358,971
*	Mistras Group, Inc.	2,600	16,042
	Moog, Inc., Class A	4,615	395,229
*	MRC Global, Inc.	7,169	83,304
	MSA Safety, Inc.	3,471	445,468
	MSC Industrial Direct Co., Inc., Class A	6,274	518,609
	Mueller Industries, Inc.	10,050	676,666
	Mueller Water Products, Inc., Class A	22,826	297,195
*	MYR Group, Inc.	2,344	223,219
	Nielsen Holdings PLC	45,649	1,093,294
	NL Industries, Inc.	7,700	71,841
*	NN, Inc.	1,333	3,866
	Nordson Corp.	3,283	758,340
*	Northwest Pipe Co.	1,465	45,928
*	NOW, Inc.	15,980	176,739
*	NV5 Global, Inc.	1,720	233,232
	nVent Electric PLC	17,239	608,709
	Old Dominion Freight Line, Inc.	10,226	3,103,693
#	Omega Flex, Inc.	981	112,805
	Oshkosh Corp.	7,089	610,363
	Otis Worldwide Corp.	14,286	1,116,737
	Owens Corning	15,704	1,456,389
*	P&F Industries, Inc., Class A	254	1,397
	PACCAR, Inc.	19,741	1,806,696
*	PAM Transportation Services, Inc.	3,004	107,483
#	Park Aerospace Corp.	1,437	17,531
	Parker-Hannifin Corp.	8,819	2,549,485
	Park-Ohio Holdings Corp.	1,783	31,648
#*	Parsons Corp.	12,580	543,833
	Pentair PLC	16,545	808,885
#*	Performant Financial Corp.	10,905	28,244
*	Perma-Pipe International Holdings, Inc.	300	2,778
*	PGT Innovations, Inc.	8,062	176,558
	Pioneer Power Solutions, Inc.	7,618	23,844
	Pitney Bowes, Inc.	15,585	50,963
#*	Plug Power, Inc.	31,990	682,667
	Powell Industries, Inc.	1,301	31,172
	Preformed Line Products Co.	889	53,162
	Primoris Services Corp.	8,827	206,199
*	Proto Labs, Inc.	2,337	114,256
	Quanex Building Products Corp.	5,988	147,365
	Quanta Services, Inc.	8,825	1,224,292
*	Radiant Logistics, Inc.	4,889	35,445
*	RBC Bearings, Inc.	520	122,720
*	RCM Technologies, Inc.	6,684	119,109
	Regal Rexnord Corp.	8,462	1,136,447
	Republic Services, Inc.	13,792	1,912,399
*	Resideo Technologies, Inc.	24,305	547,106
	Resources Connection, Inc.	5,098	109,403
	REV Group, Inc.	10,564	122,965
	Robert Half International, Inc.	15,436	1,221,605
	Rockwell Automation, Inc.	7,255	1,852,056

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rollins, Inc.	17,303	$667,377
	Rush Enterprises, Inc., Class A	7,207	347,305
	Rush Enterprises, Inc., Class B	1,950	105,787
	Ryder System, Inc.	8,414	658,984
*	Saia, Inc.	3,511	835,091
	Schneider National, Inc., Class B	12,728	322,400
	Science Applications International Corp.	7,590	735,243
	Sensata Technologies Holding PLC	17,075	759,325
	Shyft Group, Inc.	4,649	120,595
*	SIFCO Industries, Inc.	1,584	5,069
	Simpson Manufacturing Co., Inc.	7,074	730,603
*	SiteOne Landscape Supply, Inc.	5,590	778,855
*	SkyWest, Inc.	7,870	190,060
	Snap-on, Inc.	5,811	1,301,955
*	Southwest Airlines Co.	31,404	1,197,120
*	SP Plus Corp.	2,918	99,971
*	Spirit Airlines, Inc.	17,581	435,481
*	SPX Corp.	6,066	358,683
	Standex International Corp.	1,553	150,765
	Stanley Black & Decker, Inc.	9,655	939,721
	Steelcase, Inc., Class A	13,557	150,889
*	Stericycle, Inc.	12,165	570,174
*	Sterling Construction Co., Inc.	2,955	75,973
#*	Sunrun, Inc.	24,809	811,006
*	Taylor Devices, Inc.	1,040	8,840
	Tecnoglass, Inc.	6,128	137,328
	Tennant Co.	3,041	203,838
	Terex Corp.	9,959	333,726
	Tetra Tech, Inc.	4,303	659,521
#	Textainer Group Holdings Ltd.	7,819	265,611
*	Thermon Group Holdings, Inc.	2,364	36,807
	Timken Co.	12,588	823,003
*	Titan International, Inc.	8,094	135,655
*	Titan Machinery, Inc.	4,124	116,008
	Toro Co.	14,338	1,232,925
	Trane Technologies PLC	15,963	2,346,401
*	Transcat, Inc.	303	18,883
*	TransDigm Group, Inc.	1,804	1,122,701
	TransUnion	11,546	914,790
*	Trex Co., Inc.	11,458	739,270
*	TriNet Group, Inc.	9,757	804,952
	Trinity Industries, Inc.	16,456	427,033
#	Triton International Ltd.	11,276	722,566
*	Triumph Group, Inc.	2,654	41,243
*	TrueBlue, Inc.	6,368	137,804
*	Tutor Perini Corp.	11,511	104,520
*	Twin Disc, Inc.	300	2,652
*	U.S. Xpress Enterprises, Inc., Class A	2,800	9,828
*	Uber Technologies, Inc.	17,866	418,958
	UFP Industries, Inc.	10,160	936,854
*	Ultralife Corp.	900	4,032
	UniFirst Corp.	1,931	378,264
	Union Pacific Corp.	30,526	6,938,560
*	United Airlines Holdings, Inc.	21,439	787,883
	United Parcel Service, Inc., Class B	33,490	6,526,866
*	United Rentals, Inc.	8,192	2,643,313
*	Univar Solutions, Inc.	26,328	711,909
	Universal Logistics Holdings, Inc.	3,206	96,340
*	USA Truck, Inc.	905	28,218

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Valmont Industries, Inc.	2,887	$783,763
*	Vectrus, Inc.	1,615	53,683
	Verisk Analytics, Inc.	11,085	2,108,921
*	Veritiv Corp.	2,207	273,712
#*	Viad Corp.	1,680	56,734
*	Vicor Corp.	1,482	108,127
*	Virco Mfg. Corp.	4,104	17,237
#	VSE Corp.	1,308	54,871
	Wabash National Corp.	9,266	167,344
	Waste Management, Inc.	19,722	3,245,452
	Watsco, Inc.	4,118	1,128,126
	Watts Water Technologies, Inc., Class A	3,668	506,661
	Werner Enterprises, Inc.	11,037	485,187
*	WESCO International, Inc.	7,623	974,524
	Westinghouse Air Brake Technologies Corp.	10,703	1,000,409
#*	Wilhelmina International, Inc.	5,495	24,508
*	Willdan Group, Inc.	657	17,877
*	Willis Lease Finance Corp.	856	33,410
*	WillScot Mobile Mini Holdings Corp.	24,125	931,466
	Woodward, Inc.	5,727	599,617
	WW Grainger, Inc.	3,769	2,048,565
*	XPO Logistics, Inc.	15,203	908,227
	Xylem, Inc.	7,098	653,229
#*	Yellow Corp.	5,000	24,100
	Zurn Water Solutions Corp.	14,289	413,667
TOTAL INDUSTRIALS			221,820,511
INFORMATION TECHNOLOGY — (25.8%)
#*	3D Systems Corp.	14,574	166,727
	A10 Networks, Inc.	6,816	101,627
	Accenture PLC, Class A	26,919	8,244,213
*	ACI Worldwide, Inc.	14,122	402,901
#*	ACM Research, Inc., Class A	1,533	25,877
*	Adobe, Inc.	17,284	7,088,514
#	ADTRAN Holdings, Inc.	6,807	163,981
	Advanced Energy Industries, Inc.	4,534	405,748
*	Advanced Micro Devices, Inc.	58,345	5,511,852
*	Agilysys, Inc.	1,206	58,250
*	Akamai Technologies, Inc.	8,538	821,526
*	Alarm.com Holdings, Inc.	2,778	196,599
*	Alithya Group, Inc., Class A	6,866	15,723
#*	Alpha & Omega Semiconductor Ltd.	2,773	116,494
*	Altair Engineering, Inc., Class A	1,792	105,567
*	Ambarella, Inc.	3,014	260,862
	Amdocs Ltd.	12,531	1,090,949
	American Software, Inc., Class A	3,966	70,912
	Amkor Technology, Inc.	39,490	796,513
	Amphenol Corp., Class A	26,841	2,070,246
*	Amtech Systems, Inc.	531	4,152
	Analog Devices, Inc.	16,204	2,786,440
*	ANSYS, Inc.	3,009	839,481
	Apple, Inc.	482,608	78,428,626
	Applied Materials, Inc.	40,717	4,315,188
*	Arista Networks, Inc.	14,320	1,670,142
*	Arlo Technologies, Inc.	6,293	44,240
*	Arrow Electronics, Inc.	10,235	1,311,820
*	Aspen Technology, Inc.	2,811	573,697
*	AstroNova, Inc.	760	9,082
*	Asure Software, Inc.	4,001	22,806

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Atlassian Corp. PLC, Class A	4,506	$943,196
*	Autodesk, Inc.	7,230	1,563,994
	Automatic Data Processing, Inc.	18,010	4,342,571
	Autoscope Technologies Corp.	2,380	12,138
#*	Avalara, Inc.	4,341	379,490
#*	Avaya Holdings Corp.	15,027	13,503
*	Aviat Networks, Inc.	1,998	58,701
#*	Avid Technology, Inc.	4,744	133,117
	Avnet, Inc.	16,990	813,311
*	Axcelis Technologies, Inc.	5,425	381,540
*	AXT, Inc.	5,700	49,989
#	Badger Meter, Inc.	2,960	284,722
	Bel Fuse, Inc., Class B	200	4,946
	Belden, Inc.	7,461	482,876
	Benchmark Electronics, Inc.	7,549	193,103
#*	Benefitfocus, Inc.	1,600	13,552
	BK Technologies Corp.	1,100	3,025
*	Black Knight, Inc.	9,603	630,725
*	Blackbaud, Inc.	5,939	364,179
*	Block, Inc., Class A	1,247	94,847
#*	BM Technologies, Inc.	890	5,340
*	Box, Inc., Class A	16,213	461,098
*	Brightcove, Inc.	3,700	22,015
	Broadcom, Inc.	18,516	9,914,948
	Broadridge Financial Solutions, Inc.	10,628	1,706,325
*	Cadence Design Systems, Inc.	3,721	692,404
#*	CalAmp Corp.	4,856	22,872
*	Calix, Inc.	5,648	322,162
*	Casa Systems, Inc.	8,346	36,889
	Cass Information Systems, Inc.	1,795	65,446
	CDW Corp.	8,349	1,515,594
*	Cerence, Inc.	4,459	125,610
*	Ceridian HCM Holding, Inc.	7,299	399,766
*	CEVA, Inc.	3,198	119,062
*	ChannelAdvisor Corp.	2,425	35,745
*	Ciena Corp.	16,136	832,618
*	Cirrus Logic, Inc.	7,759	663,084
	Cisco Systems, Inc.	103,564	4,698,699
	Citrix Systems, Inc.	7,024	712,304
#*	Clearfield, Inc.	2,007	197,790
	Cognex Corp.	11,768	599,933
	Cognizant Technology Solutions Corp., Class A	26,175	1,778,853
*	Cohu, Inc.	7,663	219,009
*	CommScope Holding Co., Inc.	23,491	212,124
*	CommVault Systems, Inc.	2,704	151,667
*	Computer Task Group, Inc.	1,200	10,452
	Concentrix Corp.	7,294	975,645
*	Conduent, Inc.	32,814	152,913
#*	Consensus Cloud Solutions, Inc.	2,448	132,265
*	CPS Technologies Corp.	10,220	37,405
	CSG Systems International, Inc.	5,476	357,309
	CTS Corp.	5,074	206,410
*	CyberOptics Corp.	1,062	43,192
*	Daktronics, Inc.	6,045	22,850
*	Data I/O Corp.	2,012	7,122
*	Datadog, Inc., Class A	691	70,489
	Dell Technologies, Inc., Class C	10,159	457,765
*	Digi International, Inc.	3,785	107,835
*	Diodes, Inc.	6,214	505,633

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DocuSign, Inc.	762	$48,753
	Dolby Laboratories, Inc., Class A	5,761	445,901
*	Dropbox, Inc., Class A	18,219	414,300
*	Duck Creek Technologies, Inc.	7,479	103,210
*	DXC Technology Co.	27,283	862,143
*	Dynatrace, Inc.	7,404	278,613
*	DZS, Inc.	2,798	52,435
#	Ebix, Inc.	3,351	79,285
*	eGain Corp.	1,800	15,948
*	Elastic NV	669	53,446
*	EMCORE Corp.	2,998	9,594
*	Enphase Energy, Inc.	7,546	2,144,422
	Entegris, Inc.	7,501	824,360
*	Envestnet, Inc.	6,396	372,695
*	EPAM Systems, Inc.	2,074	724,344
*	ePlus, Inc.	4,618	256,622
*	Euronet Worldwide, Inc.	5,482	538,716
*	Everbridge, Inc.	1,815	45,629
	EVERTEC, Inc.	12,587	490,767
*	Evo Payments, Inc., Class A	3,142	85,902
*	ExlService Holdings, Inc.	2,981	501,911
*	Extreme Networks, Inc.	5,827	76,217
*	F5, Inc.	6,242	1,044,661
*	Fabrinet	4,857	466,563
*	Fair Isaac Corp.	1,131	522,556
*	FARO Technologies, Inc.	2,355	76,585
	Fidelity National Information Services, Inc.	16,418	1,677,263
*	First Solar, Inc.	11,980	1,188,057
*	Fiserv, Inc.	14,390	1,520,735
*	Five9, Inc.	706	76,333
*	FleetCor Technologies, Inc.	7,922	1,743,553
*	Flex Ltd.	67,077	1,126,894
*	FormFactor, Inc.	10,578	376,154
*	Fortinet, Inc.	38,160	2,276,244
*	Frequency Electronics, Inc.	400	2,640
*	Gartner, Inc.	5,525	1,466,777
	Genpact Ltd.	24,362	1,171,325
	Global Payments, Inc.	13,817	1,690,095
*	Globant SA	2,507	499,495
*	GoDaddy, Inc., Class A	11,078	821,766
*	Grid Dynamics Holdings, Inc.	1,640	30,947
*	GSI Technology, Inc.	1,378	5,650
#*	Guidewire Software, Inc.	4,963	385,724
	Hackett Group, Inc.	6,384	133,872
*	Harmonic, Inc.	12,292	134,229
	Hewlett Packard Enterprise Co.	84,511	1,203,437
	HP, Inc.	31,351	1,046,810
*	HubSpot, Inc.	457	140,756
#*	I3 Verticals, Inc., Class A	1,874	50,842
*	Ichor Holdings Ltd.	4,545	142,077
*	Identiv, Inc.	2,636	35,691
#*	II-VI, Inc.	12,863	677,108
#*	Infinera Corp.	26,528	173,758
	Information Services Group, Inc.	6,970	51,996
*	Innodata, Inc.	4,000	22,840
*	Insight Enterprises, Inc.	5,631	525,992
	Intel Corp.	179,476	6,516,774
#	InterDigital, Inc.	4,351	267,108
	International Business Machines Corp.	46,286	6,053,746

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	International Money Express, Inc.	7,334	$176,309
*	inTEST Corp.	5,747	48,735
	Intuit, Inc.	4,441	2,025,851
*	IPG Photonics Corp.	5,304	565,300
*	Issuer Direct Corp.	1,000	24,990
*	Iteris, Inc.	7,387	19,428
*	Itron, Inc.	7,757	453,009
	Jabil, Inc.	21,319	1,265,069
	Jack Henry & Associates, Inc.	8,527	1,771,655
#*	Jamf Holding Corp.	11,691	285,728
	Juniper Networks, Inc.	34,169	957,757
*	Keysight Technologies, Inc.	12,853	2,089,898
*	Kimball Electronics, Inc.	4,412	97,064
	KLA Corp.	6,929	2,657,549
#*	Knowles Corp.	16,417	324,236
#	Kulicke & Soffa Industries, Inc.	10,024	482,355
*	KVH Industries, Inc.	2,284	19,688
*	Kyndryl Holdings, Inc.	9,101	95,287
	Lam Research Corp.	6,419	3,212,774
*	Lattice Semiconductor Corp.	6,955	427,733
*	LGL Group, Inc.	276	3,762
#*	LightPath Technologies, Inc., Class A	13,253	23,723
*	Limelight Networks, Inc.	10,418	26,358
	Littelfuse, Inc.	2,767	771,633
*	LiveRamp Holdings, Inc.	9,464	251,837
#*	Lumentum Holdings, Inc.	7,258	656,559
*	Luna Innovations, Inc.	4,600	29,762
*	MACOM Technology Solutions Holdings, Inc., Class H	7,462	432,348
*	Magnachip Semiconductor Corp.	3,475	53,029
*	Mandiant, Inc.	29,728	677,204
*	Manhattan Associates, Inc.	6,275	882,704
	Marvell Technology, Inc.	14,057	782,694
	Mastercard, Inc., Class A	32,580	11,526,478
	Maximus, Inc.	8,637	577,383
*	MaxLinear, Inc.	7,743	312,895
	Methode Electronics, Inc.	6,969	287,402
	Microchip Technology, Inc.	55,413	3,815,739
	Micron Technology, Inc.	49,734	3,076,545
	Microsoft Corp.	261,608	73,443,830
	MKS Instruments, Inc.	5,982	707,072
#*	Model N, Inc.	1,432	35,972
*	Momentive Global, Inc.	3,201	27,689
*	MoneyGram International, Inc.	2,200	22,352
#*	MongoDB, Inc.	607	189,669
	Monolithic Power Systems, Inc.	1,329	617,613
	Motorola Solutions, Inc.	4,513	1,076,757
#*	N-Able, Inc.	7,204	70,743
*	Napco Security Technologies, Inc.	1,980	50,807
	National Instruments Corp.	14,502	551,076
*	NCR Corp.	18,377	596,334
*	NeoPhotonics Corp.	3,479	55,629
	NetApp, Inc.	13,305	949,046
#*	NETGEAR, Inc.	5,417	139,650
#*	NetScout Systems, Inc.	11,956	425,394
*	NetSol Technologies, Inc.	4,411	14,424
	Network-1 Technologies, Inc.	3,500	8,155
*	Nortech Systems, Inc.	3,549	37,797
	NortonLifeLock, Inc.	18,733	459,520
#*	Novanta, Inc.	3,633	560,209

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NVE Corp.	473	$25,977
	NVIDIA Corp.	26,415	4,797,756
	NXP Semiconductors NV	12,216	2,246,278
*	Okta, Inc.	828	81,517
#*	Olo, Inc., Class A	2,445	26,186
*	ON Semiconductor Corp.	43,581	2,910,339
*	OneSpan, Inc.	4,122	45,631
*	Onto Innovation, Inc.	7,022	584,581
*	Optical Cable Corp.	2,889	10,603
	Oracle Corp.	22,024	1,714,348
*	OSI Systems, Inc.	2,831	273,673
*	Palo Alto Networks, Inc.	654	326,411
	Paychex, Inc.	14,883	1,909,191
*	Paycom Software, Inc.	1,952	645,116
*	Paylocity Holding Corp.	2,281	469,726
*	PayPal Holdings, Inc.	9,628	833,111
	PC Connection, Inc.	4,626	219,411
	PC-Tel, Inc.	700	3,227
*	PDF Solutions, Inc.	3,755	101,310
*	Perficient, Inc.	3,104	327,534
*	PFSweb, Inc.	1,937	21,133
*	Photronics, Inc.	9,051	215,504
#*	Ping Identity Holding Corp.	11,705	200,741
#*	Pixelworks, Inc.	10,016	23,137
*	Plexus Corp.	4,564	428,788
	Power Integrations, Inc.	5,310	451,403
	Progress Software Corp.	6,898	323,930
*	PTC, Inc.	7,695	949,409
*	Pure Storage, Inc., Class A	15,275	433,046
*	Qorvo, Inc.	14,568	1,516,092
	QUALCOMM, Inc.	51,008	7,399,220
*	Qualys, Inc.	5,153	630,315
#*	QuickLogic Corp.	1,300	10,634
*	Rambus, Inc.	17,769	449,200
*	RF Industries Ltd.	4,019	27,570
	Richardson Electronics Ltd.	900	14,067
#*	Rimini Street, Inc.	6,715	47,139
*	Rogers Corp.	2,482	668,278
	Roper Technologies, Inc.	2,360	1,030,541
*	Sailpoint Technologies Holdings, Inc.	4,072	259,671
*	Salesforce, Inc.	16,660	3,065,773
*	Sanmina Corp.	10,807	497,662
	Sapiens International Corp. NV	5,349	140,732
*	ScanSource, Inc.	3,244	103,646
	Seagate Technology Holdings PLC	12,867	1,029,103
*	SecureWorks Corp., Class A	1,655	16,434
*	Semtech Corp.	6,767	421,787
*	ServiceNow, Inc.	955	426,560
#*	ShotSpotter, Inc.	600	20,154
*	SigmaTron International, Inc.	1,880	13,160
*	Silicon Laboratories, Inc.	3,684	543,316
	Skyworks Solutions, Inc.	11,053	1,203,451
#*	SMART Global Holdings, Inc.	6,946	136,281
*	SolarEdge Technologies, Inc.	1,547	557,121
	SolarWinds Corp.	8,136	87,137
*	Splunk, Inc.	1,241	128,952
*	SPS Commerce, Inc.	2,083	249,460
	SS&C Technologies Holdings, Inc.	12,712	752,169
*	StarTek, Inc.	2,316	7,411

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Stratasys Ltd.	9,417	$193,896
*	Super Micro Computer, Inc.	7,652	413,285
#	Switch, Inc., Class A	7,508	253,845
*	Synaptics, Inc.	5,180	750,841
*	Synopsys, Inc.	2,138	785,715
	Taitron Components, Inc., Class A	1,898	7,042
	TD SYNNEX Corp.	9,963	1,000,484
	TE Connectivity Ltd.	10,209	1,365,250
*	Teledyne Technologies, Inc.	2,206	863,428
*	Teradata Corp.	12,339	472,460
	Teradyne, Inc.	14,666	1,479,653
#*	Terawulf, Inc.	1,200	1,728
	Texas Instruments, Inc.	41,997	7,512,843
*	Trade Desk, Inc., Class A	4,976	223,920
*	Trimble, Inc.	11,115	771,714
*	Trio-Tech International	100	489
	TTEC Holdings, Inc.	7,261	531,287
*	TTM Technologies, Inc.	14,881	201,340
#*	Turtle Beach Corp.	1,985	25,805
*	Twilio, Inc., Class A	580	49,184
*	Tyler Technologies, Inc.	1,127	449,673
*	Ultra Clean Holdings, Inc.	6,838	229,757
*	Unisys Corp.	6,481	88,919
	Universal Display Corp.	3,098	357,695
*	Usio, Inc.	2,900	6,322
*	Veeco Instruments, Inc.	5,144	112,139
*	Verint Systems, Inc.	8,238	376,229
*	VeriSign, Inc.	4,227	799,579
*	Verra Mobility Corp.	19,952	329,008
#*	Viasat, Inc.	8,850	291,431
*	Viavi Solutions, Inc.	26,547	392,896
#	Visa, Inc., Class A	59,170	12,550,549
	Vishay Intertechnology, Inc.	22,767	470,366
*	Vishay Precision Group, Inc.	793	24,726
	VMware, Inc., Class A	2,091	242,974
	Vontier Corp.	25,529	658,648
	Wayside Technology Group, Inc.	200	6,300
*	Western Digital Corp.	21,488	1,055,061
	Western Union Co.	39,439	671,252
*	WEX, Inc.	4,644	771,879
#*	Wolfspeed, Inc.	9,912	825,670
*	Workday, Inc., Class A	1,069	165,802
	Xerox Holdings Corp.	28,998	496,736
	Xperi Holding Corp.	11,157	186,991
*	Zebra Technologies Corp., Class A	2,877	1,029,074
*	Zendesk, Inc.	863	65,087
*	Zscaler, Inc.	501	77,685
TOTAL INFORMATION TECHNOLOGY			403,772,106
MATERIALS — (5.2%)
*	Advanced Emissions Solutions, Inc.	6,959	34,030
	AdvanSix, Inc.	5,953	233,893
	Albemarle Corp.	6,034	1,474,167
*	Allegheny Technologies, Inc.	9,752	242,727
	Amcor PLC	102,823	1,331,558
	American Vanguard Corp.	4,707	110,191
*	Ampco-Pittsburgh Corp.	689	3,032
	AptarGroup, Inc.	7,061	760,893
*	Arconic Corp.	17,219	520,186

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ashland Global Holdings, Inc.	8,717	$875,797
*	Aspen Aerogels, Inc.	2,657	34,754
	Avery Dennison Corp.	8,103	1,543,297
	Avient Corp.	12,540	541,101
*	Axalta Coating Systems Ltd.	33,036	833,168
	Balchem Corp.	2,753	373,747
	Ball Corp.	30,371	2,229,839
*	Berry Global Group, Inc.	21,077	1,215,089
#*	Bioceres Crop Solutions Corp.	1,800	18,810
	Caledonia Mining Corp. PLC	1,877	21,041
	Carpenter Technology Corp.	6,331	203,478
	Celanese Corp.	10,808	1,270,048
*	Century Aluminum Co.	10,982	86,648
	Chase Corp.	1,440	130,925
	Chemours Co.	21,659	770,844
*	Clearwater Paper Corp.	2,420	86,394
*	Coeur Mining, Inc.	32,142	103,176
	Commercial Metals Co.	17,936	710,624
	Compass Minerals International, Inc.	5,350	199,180
*	Core Molding Technologies, Inc.	1,483	16,105
	Corteva, Inc.	47,534	2,735,582
	Crown Holdings, Inc.	17,717	1,801,465
	Dow, Inc.	58,908	3,134,495
	DuPont de Nemours, Inc.	26,933	1,649,108
	Eastman Chemical Co.	9,433	904,908
	Ecolab, Inc.	5,851	966,410
	Ecovyst, Inc.	9,656	98,781
	Element Solutions, Inc.	39,809	786,626
*	Flexible Solutions International, Inc.	3,105	7,250
	FMC Corp.	9,239	1,026,453
	Fortitude Gold Corp.	2,144	12,971
	Freeport-McMoRan, Inc.	70,746	2,232,036
	FutureFuel Corp.	5,733	41,220
*	GCP Applied Technologies, Inc.	10,850	341,775
	Graphic Packaging Holding Co.	45,360	1,009,260
	Greif, Inc., Class A	5,069	357,973
	Greif, Inc., Class B	2,213	154,512
	Hawkins, Inc.	3,498	139,045
#	Haynes International, Inc.	1,922	74,305
	HB Fuller Co.	8,435	541,527
	Hecla Mining Co.	75,093	340,171
	Huntsman Corp.	26,186	758,347
*	Ingevity Corp.	6,013	403,472
	Innospec, Inc.	3,617	368,934
	International Flavors & Fragrances, Inc.	12,616	1,565,015
	International Paper Co.	26,362	1,127,503
#*	Intrepid Potash, Inc.	1,065	48,564
	Kaiser Aluminum Corp.	1,125	85,241
	Koppers Holdings, Inc.	2,199	51,764
#	Kronos Worldwide, Inc.	10,041	176,420
	Linde PLC	15,837	4,782,774
#*	Livent Corp.	15,267	379,996
	Louisiana-Pacific Corp.	14,189	902,846
*	LSB Industries, Inc.	7,151	98,755
	LyondellBasell Industries NV, Class A	37,282	3,322,572
	Martin Marietta Materials, Inc.	3,043	1,071,379
	Materion Corp.	3,754	307,603
	Mercer International, Inc.	9,632	153,727
	Minerals Technologies, Inc.	5,497	367,255

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mosaic Co.	34,271	$1,804,711
#*	MP Materials Corp.	13,414	450,308
	Myers Industries, Inc.	5,581	135,786
	NewMarket Corp.	1,553	482,672
	Newmont Corp.	30,055	1,360,890
	Nexa Resources SA	8,788	58,616
	Northern Technologies International Corp.	1,079	12,031
	Nucor Corp.	27,423	3,724,043
*	O-I Glass, Inc.	29,625	435,784
	Packaging Corp. of America	9,177	1,290,378
	Pactiv Evergreen, Inc.	2,256	23,056
	PPG Industries, Inc.	14,847	1,919,569
#	Quaker Chemical Corp.	1,697	275,270
*	Ranpak Holdings Corp.	7,038	35,964
*	Rayonier Advanced Materials, Inc.	15,838	56,067
	Reliance Steel & Aluminum Co.	9,187	1,747,827
*	Resolute Forest Products, Inc.	12,553	254,575
	Royal Gold, Inc.	5,346	560,100
	RPM International, Inc.	16,248	1,468,819
	Ryerson Holding Corp.	2,729	74,775
	Schnitzer Steel Industries, Inc., Class A	3,200	113,792
	Scotts Miracle-Gro Co.	6,371	566,700
	Sealed Air Corp.	14,684	897,486
	Sensient Technologies Corp.	6,028	518,287
	Sherwin-Williams Co.	9,262	2,240,848
	Silgan Holdings, Inc.	18,127	806,651
	Sonoco Products Co.	15,876	1,007,967
#	Southern Copper Corp.	4,202	209,260
	Steel Dynamics, Inc.	30,386	2,366,462
	Stepan Co.	3,841	430,999
*	Summit Materials, Inc., Class A	14,696	404,287
	Sylvamo Corp.	4,214	165,357
	Tredegar Corp.	4,800	50,304
	TriMas Corp.	7,022	207,851
	Trinseo PLC	6,272	224,349
	Tronox Holdings PLC, Class A	1,185	18,498
	United States Lime & Minerals, Inc.	600	61,722
	Valvoline, Inc.	18,186	585,953
*	Venator Materials PLC	4,866	8,370
	Vulcan Materials Co.	6,953	1,149,539
	Westlake Corp.	8,677	844,619
	WestRock Co.	30,230	1,280,543
	Worthington Industries, Inc.	9,015	461,658
TOTAL MATERIALS			81,095,525
REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	21,206
*	CBRE Group, Inc., Class A	16,592	1,420,607
*	Cushman & Wakefield PLC	21,779	365,887
*	Forestar Group, Inc.	5,762	79,746
*	FRP Holdings, Inc.	1,450	85,550
*	Howard Hughes Corp.	9,125	646,871
*	Jones Lang LaSalle, Inc.	5,248	1,000,636
	Kennedy-Wilson Holdings, Inc.	22,401	462,805
	Marcus & Millichap, Inc.	6,213	254,236
	Newmark Group, Inc., Class A	24,576	280,166
#*	Rafael Holdings, Inc., Class B	1,879	3,796
	RE/MAX Holdings, Inc., Class A	4,713	119,427
*	Realogy Holdings Corp.	17,500	173,775

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RMR Group, Inc., Class A	2,582	$74,646
	St. Joe Co.	7,837	329,311
*	Stratus Properties, Inc.	889	28,155
*	Tejon Ranch Co.	1,536	25,375
*	Zillow Group, Inc., Class A	4,610	161,350
#*	Zillow Group, Inc., Class C	12,831	447,545
TOTAL REAL ESTATE			5,981,090
UTILITIES — (1.0%)
	American States Water Co.	4,161	362,714
	American Water Works Co., Inc.	6,942	1,079,064
	Artesian Resources Corp., Class A	900	46,404
	Atmos Energy Corp.	6,376	773,983
#	Avangrid, Inc.	4,875	237,559
	Avista Corp.	5,800	245,108
#	Brookfield Renewable Corp., Class A	15,352	600,570
	California Water Service Group	4,692	281,895
	Chesapeake Utilities Corp.	1,966	269,598
	Clearway Energy, Inc., Class A	4,357	150,447
	Clearway Energy, Inc., Class C	7,141	268,073
	Consolidated Edison, Inc.	11,725	1,163,941
	Consolidated Water Co. Ltd.	959	14,912
	Constellation Energy Corp.	12,615	833,851
	Edison International	12,623	855,461
	Essential Utilities, Inc.	14,890	773,387
	Eversource Energy	11,606	1,023,881
	Exelon Corp.	12,035	559,507
	Genie Energy Ltd., Class B	1,601	15,418
	Global Water Resources, Inc.	1,500	19,845
	Middlesex Water Co.	1,498	142,475
	New Jersey Resources Corp.	16,260	751,049
	Northwest Natural Holding Co.	2,744	147,270
	ONE Gas, Inc.	3,622	307,653
#	Ormat Technologies, Inc.	7,492	648,358
*	PG&E Corp.	65,094	706,921
	PNM Resources, Inc.	3,041	146,789
#*	Pure Cycle Corp.	3,694	39,009
	RGC Resources, Inc.	150	3,031
	Sempra Energy	9,707	1,609,421
	SJW Group	2,694	176,888
	South Jersey Industries, Inc.	8,056	276,160
	Southwest Gas Holdings, Inc.	4,256	370,102
	Spire, Inc.	4,326	325,488
#*	Sunnova Energy International, Inc.	17,807	463,338
	UGI Corp.	12,067	520,812
	Unitil Corp.	1,532	83,908
#	Via Renewables, Inc.	1,000	8,120
	York Water Co.	1,162	49,954
TOTAL UTILITIES			16,352,364
TOTAL COMMON STOCKS			1,532,499,627
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	26,753

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Shares	Value†

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	3,380	$95,147
TOTAL PREFERRED STOCKS		121,900
TOTAL INVESTMENT SECURITIES (Cost $877,571,823)		1,532,621,527

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	2,227,778	2,227,778
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	2,727,208	31,545,620
TOTAL INVESTMENTS — (100.0%)
(Cost $911,344,147)^^			$1,566,394,925
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$118,589,726	—	—	$118,589,726
Consumer Discretionary	189,776,901	$387	—	189,777,288
Consumer Staples	95,779,161	17,888	—	95,797,049
Energy	48,297,362	—	—	48,297,362
Financials	249,540,580	—	—	249,540,580
Health Care	101,383,828	—	$92,198	101,476,026
Industrials	221,820,511	—	—	221,820,511
Information Technology	403,772,106	—	—	403,772,106
Materials	81,095,525	—	—	81,095,525
Real Estate	5,981,090	—	—	5,981,090
Utilities	16,352,364	—	—	16,352,364
Preferred Stocks
Communication Services	26,753	—	—	26,753
Industrials	95,147	—	—	95,147
Temporary Cash Investments	2,227,778	—	—	2,227,778
Securities Lending Collateral	—	31,545,620	—	31,545,620
TOTAL	$1,534,738,832	$31,563,895	$92,198^	$1,566,394,925

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (8.0%)
	Activision Blizzard, Inc.	59,427	$4,751,189
*	Alphabet, Inc., Class A	726,160	84,466,931
*	Alphabet, Inc., Class C	682,120	79,562,477
*	Altice USA, Inc., Class A	56,290	591,608
*	AMC Networks, Inc., Class A	14,620	446,202
#*	Angi, Inc.	18,433	95,852
	AT&T, Inc.	207,990	3,906,052
	ATN International, Inc.	2,915	134,207
#*	Audacy, Inc., Class A	46,777	29,797
#*	Boston Omaha Corp., Class A	14,901	363,584
	Cable One, Inc.	2,203	3,032,826
*	Cargurus, Inc.	24,707	600,133
*	Cars.com, Inc.	37,498	440,977
*	Charter Communications, Inc., Class A	17,452	7,541,009
#*	Cinemark Holdings, Inc.	17,670	323,891
	Cogent Communications Holdings, Inc.	2,374	151,485
	Comcast Corp., Class A	513,827	19,278,789
#*	comScore, Inc.	31,872	64,063
*	Consolidated Communications Holdings, Inc.	4,371	28,849
#*	Daily Journal Corp.	490	132,447
#*	DISH Network Corp., Class A	69,197	1,201,952
*	EchoStar Corp., Class A	18,151	358,664
	Electronic Arts, Inc.	36,174	4,747,114
	Entravision Communications Corp., Class A	7,104	38,077
#*	EverQuote, Inc., Class A	3,400	35,530
*	EW Scripps Co., Class A	32,768	467,272
*	Facebook, Inc., Class A	549,371	87,404,926
*	Fluent, Inc.	15,836	17,736
	Fox Corp., Class A	58,287	1,929,883
	Fox Corp., Class B	44,206	1,365,965
#*	Gannett Co., Inc.	80,535	242,410
	Gray Television, Inc.	44,374	824,025
*	Hemisphere Media Group, Inc.	1,000	7,780
*	IDT Corp., Class B	7,865	204,726
*	iHeartMedia, Inc., Class A	43,767	327,377
#*	IMAX Corp.	9,764	164,133
	Interpublic Group of Cos., Inc.	187,534	5,601,641
*	Iridium Communications, Inc.	43,710	1,954,274
	John Wiley & Sons, Inc., Class A	13,388	699,121
	John Wiley & Sons, Inc., Class B	200	10,376
*	Liberty Broadband Corp., Class A	3,489	376,568
*	Liberty Broadband Corp., Class C	22,598	2,461,600
*	Liberty Media Corp.-Liberty Braves, Class C	9,240	255,671
*	Liberty Media Corp.-Liberty Formula One, Class C	1,951	132,219
*	Liberty Media Corp.-Liberty SiriusXM, Class A	17,784	708,692
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	1,792,059
#*	Lions Gate Entertainment Corp., Class A	11,522	100,933
*	Lions Gate Entertainment Corp., Class B	5,896	48,996
*	Live Nation Entertainment, Inc.	22,695	2,133,103
*	Loyalty Ventures, Inc.	8,710	25,695
*	Madison Square Garden Entertainment Corp.	9,147	532,630
*	Madison Square Garden Sports Corp.	335	51,516
*	Marchex, Inc., Class B	1,552	3,104

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Match Group, Inc.	21,277	$1,559,817
*	Netflix, Inc.	52,740	11,861,226
	New York Times Co., Class A	37,000	1,182,150
	News Corp., Class A	99,238	1,700,939
	News Corp., Class B	48,718	841,847
	Nexstar Media Group, Inc., Class A	19,527	3,678,301
	Omnicom Group, Inc.	79,884	5,579,099
#	Paramount Global, Class A	1,311	35,449
#	Paramount Global, Class B	109,123	2,580,759
*	Pinterest, Inc., Class A	22,609	440,423
*	QuinStreet, Inc.	15,010	161,358
#*	ROBLOX Corp., Class A	8,452	362,844
#*	Roku, Inc.	5,236	343,063
	Scholastic Corp.	11,332	533,397
*	Sciplay Corp., Class A	6,293	85,837
#	Shenandoah Telecommunications Co.	5,787	129,050
	Shutterstock, Inc.	13,633	770,265
	Sinclair Broadcast Group, Inc., Class A	6,275	137,046
#	Sirius XM Holdings, Inc.	208,535	1,393,014
*	Snap, Inc., Class A	59,047	583,384
*	Spotify Technology SA	26,805	3,029,501
*	Take-Two Interactive Software, Inc.	30,085	3,993,182
*	TechTarget, Inc.	6,809	443,879
	TEGNA, Inc.	102,594	2,148,318
*	Telesat Corp.	3,100	37,634
#*	Thryv Holdings, Inc.	9,061	220,545
*	T-Mobile U.S., Inc.	70,845	10,135,086
*	Townsquare Media, Inc., Class A	1,712	13,696
*	Travelzoo	800	4,072
*	TripAdvisor, Inc.	24,800	471,448
*	TrueCar, Inc.	28,167	72,389
*	Twitter, Inc.	74,984	3,120,084
	Verizon Communications, Inc.	414,370	19,139,750
*	Walt Disney Co.	91,124	9,668,256
*	Warner Bros Discovery, Inc.	160,302	2,404,530
*	WideOpenWest, Inc.	12,561	230,871
	World Wrestling Entertainment, Inc., Class A	9,617	666,554
*	Yelp, Inc.	22,392	686,539
*	Zedge, Inc., Class B	148	409
*	Ziff Davis, Inc.	16,614	1,360,520
TOTAL COMMUNICATION SERVICES			413,974,667
CONSUMER DISCRETIONARY — (13.4%)
#	Cheesecake Factory, Inc.	4,899	143,198
*	1-800-Flowers.com, Inc., Class A	16,230	161,813
#*	2U, Inc.	23,275	227,862
	Aaron's Co., Inc.	9,065	118,026
*	Abercrombie & Fitch Co., Class A	29,451	524,522
	Academy Sports & Outdoors, Inc.	19,523	840,075
#	Acushnet Holdings Corp.	27,826	1,355,961
*	Adient PLC	21,238	717,420
#	ADT, Inc.	182,730	1,333,929
*	Adtalem Global Education, Inc.	43	1,724
	Advance Auto Parts, Inc.	22,862	4,426,540
*	Amazon.com, Inc.	659,580	89,010,321
#	American Eagle Outfitters, Inc.	81,215	977,829
#*	America's Car-Mart, Inc.	3,515	364,049
*	Aptiv PLC	37,641	3,948,165
	Aramark	61,393	2,050,526

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Arko Corp.	39,867	$363,986
*	Asbury Automotive Group, Inc.	12,544	2,153,052
	Autoliv, Inc.	20,475	1,760,850
*	AutoNation, Inc.	35,678	4,236,406
*	AutoZone, Inc.	2,858	6,108,661
#*	Barnes & Noble Education, Inc.	13,906	37,685
	Bassett Furniture Industries, Inc.	1,000	22,950
	Bath & Body Works, Inc.	71,847	2,553,442
*	Beazer Homes USA, Inc.	16,885	249,054
#*	Bed Bath & Beyond, Inc.	32,773	164,848
	Best Buy Co., Inc.	88,391	6,805,223
#	Big Lots, Inc.	18,270	368,871
*	Biglari Holdings, Inc., Class A	4	2,398
*	BJ's Restaurants, Inc.	3,390	79,563
	Bloomin' Brands, Inc.	13,734	280,036
	Bluegreen Vacations Holding Corp.	4,236	111,322
*	Booking Holdings, Inc.	4,763	9,219,691
*	Boot Barn Holdings, Inc.	10,800	672,840
	BorgWarner, Inc.	78,662	3,025,341
*	Bright Horizons Family Solutions, Inc.	208	19,483
*	Brinker International, Inc.	3,076	85,359
	Brunswick Corp.	30,750	2,463,690
	Buckle, Inc.	27,372	826,634
*	Burlington Stores, Inc.	6,354	896,740
	Caleres, Inc.	13,300	330,106
#*	Callaway Golf Co.	14,240	326,808
#	Camping World Holdings, Inc., Class A	14,706	397,650
*	Capri Holdings Ltd.	58,450	2,845,346
*	CarMax, Inc.	45,078	4,487,064
*	CarParts.com, Inc.	14,000	111,720
	Carrols Restaurant Group, Inc.	3,123	7,776
#	Carter's, Inc.	23,541	1,918,121
#*	Carvana Co.	3,275	95,466
#	Cato Corp., Class A	7,874	97,244
*	Cavco Industries, Inc.	3,956	1,019,817
	Century Communities, Inc.	26,771	1,369,872
#*	Chegg, Inc.	18,945	403,529
#*	Chewy, Inc., Class A	12,822	497,622
*	Chico's FAS, Inc.	42,476	213,230
*	Children's Place, Inc.	6,364	275,816
*	Chipotle Mexican Grill, Inc.	1,766	2,762,413
*	Chuy's Holdings, Inc.	6,514	144,806
#*	Citi Trends, Inc.	4,712	115,821
	Columbia Sportswear Co.	22,033	1,630,662
#*	Conn's, Inc.	10,463	98,561
*	Container Store Group, Inc.	9,388	70,034
»	Contra Zagg, Inc.	2,300	207
#	Cracker Barrel Old Country Store, Inc.	5,970	567,568
*	Crocs, Inc.	9,265	663,745
	Crown Crafts, Inc.	1,603	10,484
	Culp, Inc.	400	2,008
	Dana, Inc.	29,727	498,225
*	Dave & Buster's Entertainment, Inc.	2,953	110,324
*	Deckers Outdoor Corp.	8,861	2,775,354
*	Delta Apparel, Inc.	231	5,403
#*	Denny's Corp.	6,774	65,776
	Designer Brands, Inc., Class A	23,730	342,424
#	Dick's Sporting Goods, Inc.	29,669	2,776,722
#	Dillard's, Inc., Class A	7,368	1,675,115

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Dine Brands Global, Inc.	2,815	$200,738
	Dollar General Corp.	41,689	10,356,798
*	Dollar Tree, Inc.	61,608	10,187,499
	Domino's Pizza, Inc.	1,212	475,237
*	Dorman Products, Inc.	6,159	622,613
	DR Horton, Inc.	154,279	12,038,390
*	Duluth Holdings, Inc., Class B	2,885	27,811
	eBay, Inc.	205,418	9,989,477
*	El Pollo Loco Holdings, Inc.	8,900	86,508
	Escalade, Inc.	1,044	13,165
	Ethan Allen Interiors, Inc.	10,184	234,130
*	Etsy, Inc.	34,653	3,594,209
*	Everi Holdings, Inc.	14,851	285,288
*	Expedia Group, Inc.	13,799	1,463,384
*	Fiesta Restaurant Group, Inc.	521	4,277
#*	Fisker, Inc.	4,640	44,451
*	Five Below, Inc.	14,838	1,885,465
	Flexsteel Industries, Inc.	1,661	30,330
#*	Floor & Decor Holdings, Inc., Class A	23,118	1,862,617
	Foot Locker, Inc.	54,389	1,543,016
	Ford Motor Co.	569,819	8,370,641
*	Fossil Group, Inc.	28,786	173,580
*	Fox Factory Holding Corp.	4,772	451,718
	Franchise Group, Inc.	2,020	66,519
*	frontdoor, Inc.	23,364	625,454
*	Funko, Inc., Class A	10,642	278,927
#	Gap, Inc.	125,447	1,206,800
	Garmin Ltd.	23,476	2,291,727
*	General Motors Co.	276,871	10,039,342
*	Genesco, Inc.	5,487	307,546
	Gentex Corp.	51,510	1,453,612
*	Gentherm, Inc.	9,394	606,477
	Genuine Parts Co.	44,561	6,812,040
*	G-III Apparel Group Ltd.	24,245	535,572
#*	GoPro, Inc., Class A	33,816	215,070
	Graham Holdings Co., Class B	741	440,517
*	Grand Canyon Education, Inc.	845	81,179
#*	Green Brick Partners, Inc.	19,788	530,318
	Group 1 Automotive, Inc.	10,400	1,839,968
	Guess?, Inc.	39,648	749,744
	H&R Block, Inc.	12,980	518,681
	Hamilton Beach Brands Holding Co., Class A	2,900	34,336
#	Hanesbrands, Inc.	97,553	1,090,643
	Harley-Davidson, Inc.	81,149	3,068,244
	Hasbro, Inc.	53,656	4,223,800
#	Haverty Furniture Cos., Inc.	9,089	248,402
#*	Helen of Troy Ltd.	7,531	1,007,572
	Hibbett, Inc.	7,948	372,920
*	Hilton Grand Vacations, Inc.	11,006	448,715
	Home Depot, Inc.	145,607	43,818,971
	Hooker Furnishings Corp.	4,239	70,113
*	Horizon Global Corp.	467	663
*	Hovnanian Enterprises, Inc., Class A	1,200	58,212
*	Hyatt Hotels Corp., Class A	3,975	328,931
	Installed Building Products, Inc.	15,704	1,592,700
#	International Game Technology PLC	41,844	792,944
*	iRobot Corp.	9,694	446,021
#	Jack in the Box, Inc.	4,079	282,022
	Johnson Outdoors, Inc., Class A	4,369	294,077

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	KB Home	49,972	$1,631,086
	Kohl's Corp.	61,631	1,795,927
	Kontoor Brands, Inc.	16,095	587,468
*	Lakeland Industries, Inc.	1,175	18,847
#*	Lands' End, Inc.	13,508	172,227
*	Las Vegas Sands Corp.	11,546	435,169
	La-Z-Boy, Inc.	17,069	475,713
#*	Lazydays Holdings, Inc.	3,490	47,534
	LCI Industries	11,156	1,507,064
	Lear Corp.	20,731	3,133,283
	Leggett & Platt, Inc.	53,067	2,103,576
	Lennar Corp., Class A	71,250	6,056,250
	Lennar Corp., Class B	5,765	391,328
#*	Leslie's, Inc.	6,759	102,466
#	Levi Strauss & Co., Class A	19,663	372,024
#*	LGI Homes, Inc.	15,438	1,741,406
	Lifetime Brands, Inc.	8,691	93,515
*	Lincoln Educational Services Corp.	4,082	29,554
*	Liquidity Services, Inc.	12,769	257,040
	Lithia Motors, Inc.	14,196	3,765,915
	LKQ Corp.	74,844	4,104,445
#*	LL Flooring Holdings, Inc.	6,809	68,362
*	Lovesac Co.	3,397	105,851
	Lowe's Cos., Inc.	82,736	15,846,426
*	Lululemon Athletica, Inc.	26,214	8,139,709
*	M/I Homes, Inc.	4,720	217,167
	Macy's, Inc.	146,492	2,585,584
*	Malibu Boats, Inc., Class A	9,170	572,667
#	Marine Products Corp.	1,421	15,432
#*	MarineMax, Inc.	9,769	398,966
*	MasterCraft Boat Holdings, Inc.	14,511	343,766
*	Mattel, Inc.	129,457	3,003,402
	McDonald's Corp.	66,182	17,430,353
	MDC Holdings, Inc.	46,071	1,670,074
*	Meritage Homes Corp.	7,013	619,248
	MGM Resorts International	8,144	266,553
*	Modine Manufacturing Co.	13,597	178,393
	Monro, Inc.	12,334	618,550
*	Motorcar Parts of America, Inc.	1,259	18,973
	Movado Group, Inc.	6,505	221,040
	Murphy USA, Inc.	14,523	4,129,760
	Nathan's Famous, Inc.	200	10,998
#*	National Vision Holdings, Inc.	26,510	772,501
#*	Nautilus, Inc.	12,818	22,303
	Newell Brands, Inc.	138,193	2,792,881
	NIKE, Inc., Class B	287,357	33,023,066
*	Noodles & Co.	7,000	36,470
	Nordstrom, Inc.	46,203	1,086,233
*	NVR, Inc.	1,436	6,308,492
*	ODP Corp.	22,416	813,701
#*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,097,295
#*	OneSpaWorld Holdings Ltd.	10,155	73,218
*	OneWater Marine, Inc., Class A	1,092	39,574
*	O'Reilly Automotive, Inc.	8,979	6,317,535
	Oxford Industries, Inc.	6,487	618,860
	Papa John's International, Inc.	6,127	587,518
	Patrick Industries, Inc.	6,454	391,887
#*	Peloton Interactive, Inc., Class A	9,758	92,603
#*	Penn National Gaming, Inc.	17,714	612,019

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Penske Automotive Group, Inc.	36,841	$4,217,926
#	PetMed Express, Inc.	3,207	69,977
*	Planet Fitness, Inc., Class A	19,850	1,564,379
*	PlayAGS, Inc.	2,600	12,324
#	Polaris, Inc.	27,720	3,251,002
	Pool Corp.	6,611	2,364,755
	PulteGroup, Inc.	168,372	7,344,387
#*	Purple Innovation, Inc.	12,757	44,522
	PVH Corp.	23,408	1,449,423
#*	QuantumScape Corp.	12,361	133,746
*	Quotient Technology, Inc.	34,246	94,861
	Qurate Retail, Inc., Class A	284,809	777,529
	Ralph Lauren Corp.	15,762	1,554,606
	RCI Hospitality Holdings, Inc.	2,033	115,800
	Rent-A-Center, Inc.	31,405	738,960
#*	Revolve Group, Inc.	10,625	300,900
#*	RH	4,587	1,281,745
	Rocky Brands, Inc.	2,430	79,898
	Ross Stores, Inc.	96,367	7,830,782
	Ruth's Hospitality Group, Inc.	6,863	120,446
*	Sally Beauty Holdings, Inc.	48,656	621,824
*	Scientific Games Corp., Class A	8,548	435,435
	Service Corp. International	19,455	1,448,619
*	Shake Shack, Inc., Class A	3,930	202,238
#	Shoe Carnival, Inc.	9,453	206,170
#	Signet Jewelers Ltd.	32,416	1,976,079
*	Six Flags Entertainment Corp.	2,614	59,259
*	Skechers USA, Inc., Class A	43,898	1,666,368
*	Skyline Champion Corp.	25,852	1,636,432
#*	Sleep Number Corp.	6,945	312,942
	Sonic Automotive, Inc., Class A	11,575	484,414
#*	Sonos, Inc.	25,569	565,331
*	Sportsman's Warehouse Holdings, Inc.	8,400	82,824
	Standard Motor Products, Inc.	4,500	205,830
	Starbucks Corp.	60,374	5,118,508
	Steven Madden Ltd.	21,062	667,665
#*	Stitch Fix, Inc., Class A	13,287	79,323
*	Stoneridge, Inc.	4,700	88,454
	Strategic Education, Inc.	1,474	105,877
	Superior Group of Cos., Inc.	2,597	47,941
	Tapestry, Inc.	162,326	5,459,023
	Target Corp.	89,907	14,689,006
*	Taylor Morrison Home Corp.	85,510	2,454,137
	Tempur Sealy International, Inc.	55,341	1,520,771
*	Terminix Global Holdings, Inc.	30,718	1,373,095
*	Tesla, Inc.	88,754	79,119,753
	Texas Roadhouse, Inc.	8,309	724,711
#	Thor Industries, Inc.	25,440	2,145,355
	Tilly's, Inc., Class A	9,904	74,973
	TJX Cos., Inc.	228,744	13,989,983
	Toll Brothers, Inc.	56,111	2,759,539
*	TopBuild Corp.	19,572	4,143,784
	Tractor Supply Co.	28,413	5,440,521
	Travel & Leisure Co.	12,488	538,358
*	Tri Pointe Homes, Inc.	74,908	1,387,296
#*	Tupperware Brands Corp.	10,331	77,069
*	Ulta Beauty, Inc.	15,117	5,879,152
*	Under Armour, Inc., Class A	57,805	535,274
*	Under Armour, Inc., Class C	77,263	638,192

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Unifi, Inc.	2,171	$29,591
*	Universal Electronics, Inc.	3,365	93,379
*	Universal Technical Institute, Inc.	2,800	22,512
#*	Urban Outfitters, Inc.	38,399	786,412
	Vail Resorts, Inc.	2,453	581,680
*	Vera Bradley, Inc.	19,800	82,962
	VF Corp.	93,209	4,164,578
#*	Victoria's Secret & Co.	24,215	894,986
*	Visteon Corp.	9,352	1,193,128
*	VOXX International Corp.	7,000	66,220
	Wendy's Co.	64,210	1,350,336
	Weyco Group, Inc.	1,334	35,138
	Whirlpool Corp.	26,185	4,526,601
#	Williams-Sonoma, Inc.	31,963	4,616,096
#	Wingstop, Inc.	6,721	848,056
	Winmark Corp.	1,315	292,127
#	Winnebago Industries, Inc.	15,388	928,974
	Wolverine World Wide, Inc.	24,959	560,829
#*	Wynn Resorts Ltd.	8,926	566,622
#*	XPEL, Inc.	1,306	80,045
*	YETI Holdings, Inc.	28,759	1,460,094
	Yum! Brands, Inc.	33,004	4,044,310
*	Zumiez, Inc.	11,415	296,790
TOTAL CONSUMER DISCRETIONARY			687,943,271
CONSUMER STAPLES — (5.8%)
	Albertsons Cos., Inc., Class A	10,757	288,825
	Alico, Inc.	390	14,212
	Andersons, Inc.	9,289	335,983
	B&G Foods, Inc.	4,822	119,152
*	BellRing Brands, Inc.	22,686	547,640
*	BJ's Wholesale Club Holdings, Inc.	30,887	2,091,050
#*	Boston Beer Co., Inc. , Class A	1,743	663,089
	Brown-Forman Corp., Class A	9,188	665,211
	Brown-Forman Corp., Class B	49,361	3,663,573
	Calavo Growers, Inc.	2,429	97,889
	Campbell Soup Co.	73,287	3,616,713
	Casey's General Stores, Inc.	15,950	3,232,267
#*	Celsius Holdings, Inc.	6,798	604,750
*	Central Garden & Pet Co.	2,583	111,947
*	Central Garden & Pet Co., Class A	9,918	404,654
#*	Chefs' Warehouse, Inc.	15,442	534,448
	Church & Dwight Co., Inc.	55,119	4,848,818
	Clorox Co.	17,421	2,470,995
	Coca-Cola Co.	471,218	30,238,059
	Coca-Cola Consolidated, Inc.	3,353	1,720,089
	Colgate-Palmolive Co.	86,541	6,814,238
	Constellation Brands, Inc., Class A	16,614	4,092,194
	Costco Wholesale Corp.	68,298	36,969,707
*	Coty, Inc., Class A	354,785	2,597,026
*	Darling Ingredients, Inc.	24,005	1,663,066
*	Duckhorn Portfolio, Inc.	2,967	54,415
	Edgewell Personal Care Co.	24,670	981,373
*	elf Beauty, Inc.	17,014	570,479
	Energizer Holdings, Inc.	22,443	662,742
	Estee Lauder Cos., Inc., Class A	45,576	12,446,806
*	Farmer Bros Co.	4,900	24,892
	Flowers Foods, Inc.	46,150	1,311,122
	Fresh Del Monte Produce, Inc.	6,265	186,133

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Freshpet, Inc.	3,803	$203,232
	General Mills, Inc.	128,689	9,624,650
*	Grocery Outlet Holding Corp.	29,683	1,268,058
*	Hain Celestial Group, Inc.	34,947	795,044
*	Herbalife Nutrition Ltd.	35,997	878,687
*	Hostess Brands, Inc.	45,830	1,036,675
	Ingles Markets, Inc., Class A	6,895	658,197
	Inter Parfums, Inc.	10,682	891,627
	J M Smucker Co.	24,158	3,196,587
	J&J Snack Foods Corp.	2,953	400,161
	John B. Sanfilippo & Son, Inc.	1,549	116,020
	Kellogg Co.	54,901	4,058,282
	Keurig Dr Pepper, Inc.	70,028	2,712,885
	Kraft Heinz Co.	141,597	5,215,018
	Kroger Co.	234,479	10,889,205
	Lamb Weston Holdings, Inc.	15,234	1,213,540
	Lancaster Colony Corp.	4,727	625,760
*	Landec Corp.	1,591	16,674
	Lifevantage Corp.	2,374	10,090
	McCormick & Co., Inc.	46,008	4,018,799
	McCormick & Co., Inc.	400	35,020
	Medifast, Inc.	3,664	616,248
*	Monster Beverage Corp.	42,209	4,204,861
	National Beverage Corp.	18,821	1,019,722
*	Natural Alternatives International, Inc.	1,014	10,150
	Natural Grocers by Vitamin Cottage, Inc.	2,440	40,455
	Natural Health Trends Corp.	187	1,008
*	Nature's Sunshine Products, Inc.	900	9,405
	Nu Skin Enterprises, Inc., Class A	24,658	1,072,870
#	Oil-Dri Corp. of America	489	14,738
	PepsiCo, Inc.	121,503	21,258,165
*	Performance Food Group Co.	42,051	2,090,355
*	Post Holdings, Inc.	14,585	1,268,020
	PriceSmart, Inc.	11,338	752,616
	Procter & Gamble Co.	283,948	39,443,217
#*	Rite Aid Corp.	29,832	245,517
*	Seneca Foods Corp., Class A	504	28,688
*	Simply Good Foods Co.	18,795	613,093
	SpartanNash Co.	16,618	536,595
	Spectrum Brands Holdings, Inc.	17,795	1,237,464
*	Sprouts Farmers Market, Inc.	58,387	1,613,817
	Sysco Corp.	88,788	7,538,101
#	Tootsie Roll Industries, Inc.	6,998	245,770
*	TreeHouse Foods, Inc.	11,515	499,981
*	U.S. Foods Holding Corp.	73,838	2,325,897
*	United Natural Foods, Inc.	32,392	1,376,984
	United-Guardian, Inc.	1,797	28,123
*	USANA Health Sciences, Inc.	9,227	642,384
	Village Super Market, Inc., Class A	2,601	58,705
*	Vital Farms, Inc.	2,649	31,258
	Walgreens Boots Alliance, Inc.	215,339	8,531,731
	Walmart, Inc.	216,309	28,563,603
#	Weis Markets, Inc.	12,018	924,545
*	Willamette Valley Vineyards, Inc.	500	3,115
TOTAL CONSUMER STAPLES			299,354,969
ENERGY — (1.5%)
	Adams Resources & Energy, Inc.	101	3,434
*	Alto Ingredients, Inc.	8,505	36,571

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Archrock, Inc.	122,289	$1,032,119
	Baker Hughes Co.	199,606	5,127,878
	Cactus, Inc., Class A	16,888	702,372
#*	Centrus Energy Corp., Class A	4,400	145,860
	ChampionX Corp.	111,828	2,336,087
	Cheniere Energy, Inc.	15,362	2,297,848
#*	Clean Energy Fuels Corp.	84,049	544,637
#	Core Laboratories NV	22,033	417,305
	CVR Energy, Inc.	58,856	1,974,030
	Delek U.S. Holdings, Inc.	32,445	864,984
	DHT Holdings, Inc.	37,400	245,718
*	DMC Global, Inc.	8,310	189,136
#*	Dril-Quip, Inc.	17,927	459,828
*	DTE Midstream LLC	33,519	1,844,551
	Equitrans Midstream Corp.	100,398	788,124
#*	Expro Group Holdings NV	31,237	380,467
*	Exterran Corp.	25,198	103,564
#*	Forum Energy Technologies, Inc.	1,231	24,374
#*	Geospace Technologies Corp.	3,600	17,028
*	Green Plains, Inc.	10,200	367,404
*	Helix Energy Solutions Group, Inc.	125,835	508,373
	Helmerich & Payne, Inc.	35,043	1,622,491
	HF Sinclair Corp.	37,478	1,792,198
	Kinder Morgan, Inc.	123,360	2,219,246
*	Liberty Energy, Inc., Class A	112,894	1,603,095
	Marathon Petroleum Corp.	42,969	3,938,539
#*	Nabors Industries Ltd.	1,666	237,388
*	Natural Gas Services Group, Inc.	3,000	30,150
*	Newpark Resources, Inc.	88,168	310,351
*	NexTier Oilfield Solutions, Inc.	108,251	1,079,262
	NOV, Inc.	201,825	3,755,963
*	Oceaneering International, Inc.	78,931	838,247
*	Oil States International, Inc.	38,178	194,708
	ONEOK, Inc.	41,996	2,508,841
	Patterson-UTI Energy, Inc.	81,836	1,354,386
*	PBF Energy, Inc., Class A	75,441	2,515,957
	Phillips 66	43,263	3,850,407
*	ProPetro Holding Corp.	57,896	609,066
*	REX American Resources Corp.	2,581	246,382
#*	RPC, Inc.	98,238	801,622
	Schlumberger NV	328,618	12,168,725
	Scorpio Tankers, Inc.	29,100	1,123,551
*	Select Energy Services, Inc., Class A	65,163	486,768
	SFL Corp. Ltd.	6,603	65,832
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	53,565
*	TechnipFMC PLC	258,930	2,094,744
*	Teekay Tankers Ltd., Class A	7,837	163,558
*	TETRA Technologies, Inc.	35,998	157,671
	Texas Pacific Land Corp.	2,022	3,708,045
*	Tidewater, Inc.	1,389	30,600
#*	Transocean Ltd.	71,603	242,018
*	U.S. Silica Holdings, Inc.	10,175	140,720
	Valero Energy Corp.	53,864	5,966,515
*	Weatherford International PLC	30,708	710,276
	World Fuel Services Corp.	36,451	1,010,422
TOTAL ENERGY			78,043,001
FINANCIALS — (15.0%)
	1st Source Corp.	11,484	553,758

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Acacia Research Corp.	4,456	$22,458
#	ACNB Corp.	674	22,168
	Affiliated Managers Group, Inc.	19,859	2,509,780
	Aflac, Inc.	152,931	8,762,946
*	Alleghany Corp.	4,130	3,458,792
	Allegiance Bancshares, Inc.	7,415	326,557
	Allstate Corp.	117,996	13,801,992
	Ally Financial, Inc.	142,383	4,708,606
	A-Mark Precious Metals, Inc.	12,498	378,689
*	Ambac Financial Group, Inc.	20,291	238,825
	Amerant Bancorp, Inc.	4,467	122,038
	American Equity Investment Life Holding Co.	58,923	2,213,148
	American Express Co.	104,945	16,163,629
	American Financial Group, Inc.	44,634	5,966,673
	American International Group, Inc.	128,955	6,676,000
	American National Bankshares, Inc.	1,300	47,177
	Ameriprise Financial, Inc.	49,516	13,365,359
	Ameris Bancorp	18,224	861,813
	AMERISAFE, Inc.	13,084	596,107
	AmeriServ Financial, Inc.	3,000	11,820
	Ames National Corp.	512	11,366
	Aon PLC, Class A	24,485	7,126,114
	Apollo Global Management, Inc.	97,074	5,542,925
*	Arch Capital Group Ltd.	109,663	4,869,037
	Ares Management Corp., Class A	16,927	1,212,820
	Argo Group International Holdings Ltd.	22,504	737,906
	Arrow Financial Corp.	1,864	62,537
	Arthur J Gallagher & Co.	28,851	5,164,040
#	Artisan Partners Asset Management, Inc., Class A	20,780	826,213
*	AssetMark Financial Holdings, Inc.	14,527	275,868
	Associated Banc-Corp.	59,848	1,202,945
	Associated Capital Group, Inc., Class A	670	27,403
	Assurant, Inc.	18,171	3,194,098
	Assured Guaranty Ltd.	36,145	2,110,507
	Atlantic Union Bankshares Corp.	19,303	667,691
#*	Atlanticus Holdings Corp.	6,885	266,036
	Auburn National BanCorp, Inc.	400	10,800
	Axis Capital Holdings Ltd.	54,623	2,757,915
*	Axos Financial, Inc.	26,620	1,111,651
#	B. Riley Financial, Inc.	9,799	505,040
	Banc of California, Inc.	19,483	341,147
	BancFirst Corp.	11,358	1,219,736
*	Bancorp, Inc.	17,743	436,478
	Bank of America Corp.	441,396	14,923,599
	Bank of Hawaii Corp.	14,004	1,121,860
	Bank of Marin Bancorp	3,571	116,843
	Bank of New York Mellon Corp.	61,700	2,681,482
	Bank of NT Butterfield & Son Ltd.	9,036	306,230
	Bank of Princeton	708	20,412
	Bank of South Carolina Corp.	350	6,034
	Bank OZK	32,500	1,303,250
	BankFinancial Corp.	1,550	14,772
	BankUnited, Inc.	36,351	1,412,236
	Bankwell Financial Group, Inc.	459	15,046
	Banner Corp.	14,810	918,072
	Bar Harbor Bankshares	1,356	39,283
	Baycom Corp.	656	12,851
	Berkshire Hills Bancorp, Inc.	19,061	536,948
	BGC Partners, Inc., Class A	122,947	448,757

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BlackRock, Inc.	22,460	$15,029,783
	Blackstone, Inc.	79,987	8,164,273
*	Blucora, Inc.	3,816	76,320
	BOK Financial Corp.	21,201	1,866,324
	Bread Financial Holdings, Inc.	21,777	862,587
*	Bridgewater Bancshares, Inc.	1,630	28,492
*	Brighthouse Financial, Inc.	35,415	1,537,719
	BrightSphere Investment Group, Inc.	13,581	256,817
	Brookline Bancorp, Inc.	33,400	461,922
	Brown & Brown, Inc.	50,048	3,258,125
	Business First Bancshares, Inc.	925	21,719
	Byline Bancorp, Inc.	12,751	312,272
	C&F Financial Corp.	202	8,993
	Cadence Bank	62,643	1,634,982
	Cambridge Bancorp	1,038	86,455
	Camden National Corp.	5,650	258,205
*	Cannae Holdings, Inc.	15,701	331,448
	Capital City Bank Group, Inc.	2,327	75,372
	Capital One Financial Corp.	95,469	10,485,360
	Capitol Federal Financial, Inc.	69,311	664,692
	Capstar Financial Holdings, Inc.	2,354	49,458
	Cathay General Bancorp	31,475	1,312,507
	Cboe Global Markets, Inc.	16,943	2,090,427
	CBTX, Inc.	3,895	120,550
	Central Pacific Financial Corp.	7,522	178,121
	Central Valley Community Bancorp	1,512	25,296
#	CF Bankshares, Inc.	1,038	21,289
	Charles Schwab Corp.	145,789	10,066,730
	Chemung Financial Corp.	900	40,743
	Chubb Ltd.	72,820	13,736,765
	Cincinnati Financial Corp.	33,505	3,261,377
	Citigroup, Inc.	209,204	10,857,688
	Citizens & Northern Corp.	1,544	37,720
	Citizens Financial Group, Inc.	84,994	3,227,222
*	Citizens, Inc.	4,745	18,363
#	City Holding Co.	5,664	491,579
	Civista Bancshares, Inc.	2,072	44,880
	CME Group, Inc.	14,925	2,977,239
	CNA Financial Corp.	13,819	586,202
	CNB Financial Corp.	2,020	52,116
	CNO Financial Group, Inc.	7,390	138,562
*	Coastal Financial Corp.	1,753	72,276
#	Codorus Valley Bancorp, Inc.	849	18,653
	Cohen & Steers, Inc.	13,400	987,446
	Colony Bankcorp, Inc.	989	14,360
	Columbia Banking System, Inc.	24,100	727,097
*	Columbia Financial, Inc.	45,214	919,653
	Comerica, Inc.	19,842	1,543,112
	Commerce Bancshares, Inc.	29,237	2,031,679
	Community Bank System, Inc.	15,227	1,025,234
	Community Financial Corp.	92	3,367
	Community Trust Bancorp, Inc.	5,088	220,463
	Community West Bancshares	1,400	19,460
	ConnectOne Bancorp, Inc.	15,155	400,698
*	Consumer Portfolio Services, Inc.	2,632	33,742
	Cowen, Inc., Class A	8,579	300,866
	Crawford & Co., Class A	2,485	18,016
	Crawford & Co., Class B	3,005	20,374
#*	Credit Acceptance Corp.	6,608	3,805,613

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cullen/Frost Bankers, Inc.	17,570	$2,291,128
	Curo Group Holdings Corp.	7,060	50,550
*	Customers Bancorp, Inc.	15,155	578,769
	CVB Financial Corp.	34,296	914,674
	Diamond Hill Investment Group, Inc.	1,753	335,121
#	Dime Community Bancshares, Inc.	17,175	585,324
	Discover Financial Services	95,544	9,649,944
	Donegal Group, Inc., Class A	14,292	202,375
*	Donnelley Financial Solutions, Inc.	13,002	441,938
	Eagle Bancorp, Inc.	13,350	654,550
	East West Bancorp, Inc.	37,101	2,663,110
	Eastern Bankshares, Inc.	2,579	52,612
#*	eHealth, Inc.	11,013	81,496
	Employers Holdings, Inc.	13,115	520,797
#*	Encore Capital Group, Inc.	14,337	1,038,429
*	Enova International, Inc.	17,477	603,131
*	Enstar Group Ltd.	9,703	1,920,418
	Enterprise Bancorp, Inc.	881	28,016
	Enterprise Financial Services Corp.	6,262	294,502
	Equitable Holdings, Inc.	206,084	5,858,968
	Equity Bancshares, Inc., Class A	500	15,975
	Erie Indemnity Co., Class A	14,677	2,984,715
	Esquire Financial Holdings, Inc.	910	32,960
	ESSA Bancorp, Inc.	1,868	32,989
	Essent Group Ltd.	48,964	2,044,737
	Evans Bancorp, Inc.	394	14,314
	Evercore, Inc., Class A	22,001	2,199,440
	Everest Re Group Ltd.	13,057	3,412,447
*	EZCORP, Inc., Class A	7,270	58,451
	FactSet Research Systems, Inc.	5,580	2,397,614
#	Farmers & Merchants Bancorp, Inc.	657	20,137
	Farmers National Banc Corp.	1,526	21,669
	FB Financial Corp.	17,408	745,933
	Federal Agricultural Mortgage Corp., Class C	4,638	511,525
	Federated Hermes, Inc.	40,734	1,389,437
	Fidelity National Financial, Inc.	178,471	7,131,701
	Fifth Third Bancorp	45,834	1,563,856
	Financial Institutions, Inc.	3,311	87,775
	First American Financial Corp.	76,345	4,428,010
	First BanCorp	90,917	1,371,938
	First BanCorp	12,632	478,500
	First Bancorp, Inc.	1,624	49,053
	First Bancshares, Inc.	3,312	96,048
	First Bank	1,208	18,192
	First Busey Corp.	25,205	621,303
	First Business Financial Services, Inc.	1,369	45,793
	First Capital, Inc.	400	12,316
	First Citizens BancShares, Inc., Class A	2,816	2,130,811
	First Commonwealth Financial Corp.	38,311	567,769
	First Community Bankshares, Inc.	2,068	66,341
	First Community Corp.	1,506	27,484
	First Financial Bancorp	41,503	927,177
	First Financial Bankshares, Inc.	35,617	1,573,559
	First Financial Corp.	1,687	78,817
	First Financial Northwest, Inc.	1,300	20,046
	First Foundation, Inc.	16,008	333,287
#	First Guaranty Bancshares, Inc.	665	16,505
	First Hawaiian, Inc.	47,843	1,219,518
	First Horizon Corp.	145,965	3,263,777

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	909	$32,224
	First Interstate BancSystem, Inc., Class A	21,931	894,346
	First Merchants Corp.	16,791	697,330
	First Mid Bancshares, Inc.	350	13,150
	First Northwest Bancorp	817	13,644
	First of Long Island Corp.	12,744	231,941
	First Republic Bank	19,458	3,166,011
	First Savings Financial Group, Inc.	714	16,993
	First U.S. Bancshares, Inc.	700	6,909
	First United Corp.	402	7,244
*	First Western Financial, Inc.	900	25,191
	FirstCash Holdings, Inc.	15,361	1,125,347
	Flagstar Bancorp, Inc.	31,741	1,307,729
	Flushing Financial Corp.	13,093	282,678
	FNB Corp.	120,154	1,437,042
	Franklin Financial Services Corp.	387	12,562
	Franklin Resources, Inc.	64,285	1,764,623
	FS Bancorp, Inc.	1,212	36,421
	Fulton Financial Corp.	69,584	1,161,357
	GAMCO Investors, Inc., Class A	1,439	29,845
*	Genworth Financial, Inc., Class A	310,878	1,321,231
	German American Bancorp, Inc.	7,528	284,860
	Glacier Bancorp, Inc.	33,709	1,688,484
	Glen Burnie Bancorp	300	3,128
	Global Indemnity Group LLC, Class A	1,893	50,543
	Globe Life, Inc.	30,289	3,051,011
	Goldman Sachs Group, Inc.	65,105	21,705,356
#	Goosehead Insurance, Inc., Class A	588	33,051
	Great Southern Bancorp, Inc.	5,348	331,255
*	Green Dot Corp., Class A	22,267	625,703
	Greene County Bancorp, Inc.	3,316	152,105
	Greenhill & Co., Inc.	3,044	26,483
#*	Greenlight Capital Re Ltd., Class A	12,078	86,841
	Guaranty Bancshares, Inc.	581	21,712
	Hamilton Lane, Inc., Class A	7,221	545,691
	Hancock Whitney Corp.	18,226	889,611
	Hanmi Financial Corp.	5,958	150,559
	Hanover Insurance Group, Inc.	20,422	2,786,990
#	HarborOne Bancorp, Inc.	17,022	246,819
	Hartford Financial Services Group, Inc.	149,141	9,615,120
	Hawthorn Bancshares, Inc.	686	17,466
#	HCI Group, Inc.	3,180	217,735
	Heartland Financial USA, Inc.	16,470	739,503
#	Hennessy Advisors, Inc.	1,267	13,101
	Heritage Commerce Corp.	16,589	195,418
	Heritage Financial Corp.	12,193	317,262
	Heritage Insurance Holdings, Inc.	5,231	13,548
	Hilltop Holdings, Inc.	10,662	307,599
	Hingham Institution For Savings	221	64,092
	HMN Financial, Inc.	600	13,626
	Home Bancorp, Inc.	196	7,383
	Home BancShares, Inc.	56,950	1,344,020
	HomeStreet, Inc.	7,899	294,554
	HomeTrust Bancshares, Inc.	2,385	57,574
	Hope Bancorp, Inc.	47,320	711,693
	Horace Mann Educators Corp.	20,657	707,502
	Horizon Bancorp, Inc.	18,244	347,913
	Houlihan Lokey, Inc.	17,924	1,515,653
	Huntington Bancshares, Inc.	42,241	561,383

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	IF Bancorp, Inc.	1,300	$22,503
	Independent Bank Corp.	14,596	1,223,145
	Independent Bank Corp.	6,401	134,293
	Independent Bank Group, Inc.	11,179	790,579
	Interactive Brokers Group, Inc., Class A	8,838	518,702
	Intercontinental Exchange, Inc.	24,428	2,491,412
	International Bancshares Corp.	24,898	1,092,026
	Invesco Ltd.	120,175	2,131,904
	Investar Holding Corp.	440	9,658
	Investors Title Co.	67	9,983
	James River Group Holdings Ltd.	21,155	502,643
	Janus Henderson Group PLC	73,993	1,906,800
	Jefferies Financial Group, Inc.	16,970	552,713
	JPMorgan Chase & Co.	433,410	49,998,178
	Kearny Financial Corp.	33,320	390,177
	Kemper Corp.	36,214	1,694,815
	KeyCorp	101,323	1,854,211
	Kingstone Cos., Inc.	1,394	4,977
	Kinsale Capital Group, Inc.	5,810	1,413,050
	KKR & Co., Inc.	73,499	4,076,255
	Lake Shore Bancorp, Inc.	663	9,249
	Lakeland Bancorp, Inc.	20,224	321,966
#	Lakeland Financial Corp.	7,937	617,499
	Landmark Bancorp, Inc.	501	12,440
	Lazard Ltd., Class A	51,532	1,941,210
	LCNB Corp.	917	14,214
*	LendingClub Corp.	36,786	509,486
*	LendingTree, Inc.	2,645	120,559
	Limestone Bancorp, Inc.	1,000	20,500
	Lincoln National Corp.	63,698	3,270,255
	Live Oak Bancshares, Inc.	12,621	475,054
	Loews Corp.	5,495	320,084
	LPL Financial Holdings, Inc.	34,091	7,156,383
	Luther Burbank Corp.	1,713	22,594
	M&T Bank Corp.	19,721	3,499,491
	Macatawa Bank Corp.	3,313	30,811
	Magyar Bancorp, Inc.	1,343	16,076
*	Maiden Holdings Ltd.	26,869	55,350
	MainStreet Bancshares, Inc.	515	12,180
*	Malvern Bancorp, Inc.	515	8,137
*	Markel Corp.	1,821	2,362,092
	MarketAxess Holdings, Inc.	6,426	1,740,032
	Marsh & McLennan Cos., Inc.	55,844	9,156,182
*	MBIA, Inc.	3,063	38,533
	Mercantile Bank Corp.	3,791	134,353
	Merchants Bancorp	19,746	522,479
	Mercury General Corp.	35,359	1,482,603
	Meridian Corp.	1,050	29,998
	Meta Financial Group, Inc.	11,998	404,573
	MetLife, Inc.	124,338	7,864,378
*	Metropolitan Bank Holding Corp.	2,400	166,512
	MGIC Investment Corp.	147,516	2,085,876
	Mid Penn Bancorp, Inc.	810	23,231
	Middlefield Banc Corp.	954	24,909
	Midland States Bancorp, Inc.	6,651	174,256
	MidWestOne Financial Group, Inc.	1,531	47,783
	Moelis & Co., Class A	25,379	1,182,154
	Moody's Corp.	26,783	8,309,426
	Morgan Stanley	203,317	17,139,623

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morningstar, Inc.	12,452	$3,179,618
*	Mr Cooper Group, Inc.	33,693	1,517,870
	MSCI, Inc.	11,059	5,323,139
	MVB Financial Corp.	945	30,712
	Nasdaq, Inc.	16,062	2,905,616
	National Bank Holdings Corp., Class A	12,016	500,106
	National Bankshares, Inc.	507	16,047
	National Western Life Group, Inc., Class A	1,264	255,328
	Navient Corp.	103,670	1,707,445
	NBT Bancorp, Inc.	8,704	352,860
	Nelnet, Inc., Class A	13,645	1,297,503
#	New York Community Bancorp, Inc.	184,824	1,962,831
*	NI Holdings, Inc.	962	14,276
*	Nicholas Financial, Inc.	2,510	24,698
#*	Nicolet Bankshares, Inc.	3,267	261,295
*	NMI Holdings, Inc., Class A	40,576	768,509
	Northeast Bank	1,100	43,780
	Northern Trust Corp.	28,610	2,854,706
	Northfield Bancorp, Inc.	23,216	341,740
	Northrim BanCorp, Inc.	383	15,952
	Northwest Bancshares, Inc.	62,183	894,192
	Norwood Financial Corp.	600	15,594
#	Oak Valley Bancorp	817	14,780
	OceanFirst Financial Corp.	26,516	545,169
*	Ocwen Financial Corp.	3,051	104,649
	OFG Bancorp	19,192	527,204
	Ohio Valley Banc Corp.	243	6,882
	Old National Bancorp	117,993	2,054,258
	Old Point Financial Corp.	189	4,610
	Old Republic International Corp.	170,031	3,956,621
	Old Second Bancorp, Inc.	1,641	23,056
	OneMain Holdings, Inc.	60,968	2,268,010
*	Open Lending Corp., Class A	8,122	84,144
	Oppenheimer Holdings, Inc., Class A	4,778	160,493
	Origin Bancorp, Inc.	5,668	244,121
	Orrstown Financial Services, Inc.	1,386	35,925
	Pacific Premier Bancorp, Inc.	22,240	748,154
	PacWest Bancorp	44,953	1,260,033
*	Palomar Holdings, Inc.	7,865	490,540
	Park National Corp.	5,221	676,433
	Parke Bancorp, Inc.	661	14,509
	Pathfinder Bancorp, Inc.	900	17,505
	PCB Bancorp	653	12,583
	PCSB Financial Corp.	610	11,889
	Peapack-Gladstone Financial Corp.	2,215	72,342
	Penns Woods Bancorp, Inc.	853	18,945
	PennyMac Financial Services, Inc.	10,313	565,049
	Peoples Bancorp of North Carolina, Inc.	1,287	34,685
	Peoples Bancorp, Inc.	6,928	214,214
	Peoples Financial Services Corp.	500	26,620
	Pinnacle Financial Partners, Inc.	21,604	1,708,876
	Piper Sandler Cos.	7,407	934,763
	PJT Partners, Inc., Class A	4,492	321,088
	Plumas Bancorp	646	20,091
	PNC Financial Services Group, Inc.	20,167	3,346,512
#*	Ponce Financial Group, Inc.	1,223	11,435
	Popular, Inc.	31,365	2,436,120
*	PRA Group, Inc.	19,003	757,080
	Preferred Bank	5,125	372,587

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Premier Financial Corp.	16,625	$473,480
	Primerica, Inc.	19,688	2,533,649
	Primis Financial Corp.	1,339	18,143
	Principal Financial Group, Inc.	61,526	4,118,550
	ProAssurance Corp.	30,967	685,300
*	PROG Holdings, Inc.	18,130	333,955
	Progressive Corp.	97,794	11,252,178
	Prosperity Bancshares, Inc.	26,448	1,959,532
	Provident Bancorp, Inc.	1,077	16,306
	Provident Financial Holdings, Inc.	990	14,405
	Provident Financial Services, Inc.	37,760	919,834
	Prudential Financial, Inc.	77,746	7,773,823
	Pzena Investment Management, Inc., Class A	1,038	9,788
	QCR Holdings, Inc.	7,184	425,939
	Radian Group, Inc.	77,752	1,739,312
	Raymond James Financial, Inc.	50,785	5,000,799
	RBB Bancorp	2,496	56,934
	Regional Management Corp.	1,439	58,999
	Regions Financial Corp.	96,306	2,039,761
	Reinsurance Group of America, Inc.	21,490	2,488,112
	RenaissanceRe Holdings Ltd.	16,838	2,177,322
	Renasant Corp.	23,164	773,678
	Republic Bancorp, Inc., Class A	2,095	93,940
	Richmond Mutual BanCorp, Inc.	1,351	18,779
	Riverview Bancorp, Inc.	1,676	12,335
#	RLI Corp.	20,377	2,241,062
	S&P Global, Inc.	38,392	14,471,097
	S&T Bancorp, Inc.	12,318	381,119
	Safety Insurance Group, Inc.	8,226	711,960
	Salisbury Bancorp, Inc.	1,600	37,232
	Sandy Spring Bancorp, Inc.	20,416	843,181
	SB Financial Group, Inc.	1,702	29,121
	Seacoast Banking Corp. of Florida	18,946	677,888
*	Security National Financial Corp., Class A	1,045	8,120
	SEI Investments Co.	50,600	2,801,216
	Selective Insurance Group, Inc.	26,664	2,076,059
	ServisFirst Bancshares, Inc.	16,346	1,396,766
	Shore Bancshares, Inc.	2,956	57,938
	Sierra Bancorp	1,779	39,939
	Signature Bank	9,397	1,743,801
	Silvercrest Asset Management Group, Inc., Class A	953	16,963
	Simmons First National Corp., Class A	41,791	992,536
*	SiriusPoint Ltd.	27,906	122,228
	SLM Corp.	138,971	2,167,948
	SmartFinancial, Inc.	900	23,625
	Sound Financial Bancorp, Inc.	200	7,742
	South State Corp.	31,029	2,630,328
*	Southern First Bancshares, Inc.	700	31,325
	Southern Missouri Bancorp, Inc.	700	37,758
	Southside Bancshares, Inc.	11,359	453,678
	State Street Corp.	31,595	2,244,509
*	Sterling Bancorp, Inc.	2,334	14,611
	Stewart Information Services Corp.	15,213	831,390
	Stifel Financial Corp.	29,988	1,793,582
	Stock Yards Bancorp, Inc.	8,129	562,120
*	StoneX Group, Inc.	6,136	534,630
	Summit Financial Group, Inc.	488	14,889
	Summit State Bank	922	14,153
*	SVB Financial Group	12,707	5,127,910

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Synchrony Financial	304,297	$10,187,864
	Synovus Financial Corp.	40,986	1,655,015
	T Rowe Price Group, Inc.	55,213	6,817,149
	Territorial Bancorp, Inc.	1,317	29,501
*	Texas Capital Bancshares, Inc.	19,486	1,142,269
	TFS Financial Corp.	49,800	729,570
	Timberland Bancorp, Inc.	618	15,852
	Tiptree, Inc.	5,883	65,360
	Tompkins Financial Corp.	5,586	430,960
	Towne Bank	16,159	482,669
	Travelers Cos., Inc.	100,155	15,894,598
	TriCo Bancshares	9,493	453,765
*	Triumph Bancorp, Inc.	9,377	681,239
	Truist Financial Corp.	83,260	4,202,132
	TrustCo Bank Corp. NY	14,125	474,035
	Trustmark Corp.	23,825	773,598
	U.S. Bancorp	51,247	2,418,858
	UMB Financial Corp.	19,051	1,724,115
	Umpqua Holdings Corp.	95,453	1,680,927
#	United Bancorp, Inc.	1,200	18,372
	United Bancshares, Inc.	300	6,960
	United Bankshares, Inc.	50,371	1,951,373
	United Community Banks, Inc.	32,621	1,110,093
	United Fire Group, Inc.	21,363	701,347
	United Security Bancshares	3,542	26,051
	Unity Bancorp, Inc.	600	16,812
	Universal Insurance Holdings, Inc.	17,456	220,818
	Univest Financial Corp.	13,273	331,029
	Unum Group	104,966	3,378,856
	Valley National Bancorp	160,043	1,870,903
	Value Line, Inc.	245	21,264
	Veritex Holdings, Inc.	18,594	575,298
#	Victory Capital Holdings, Inc., Class A	9,334	258,272
	Virtu Financial, Inc., Class A	53,574	1,249,881
	Virtus Investment Partners, Inc.	3,246	669,715
#	Voya Financial, Inc.	74,691	4,493,411
	Walker & Dunlop, Inc.	19,179	2,160,323
	Washington Federal, Inc.	31,040	1,059,395
	Washington Trust Bancorp, Inc.	5,572	305,791
	Waterstone Financial, Inc.	8,901	166,004
	Webster Financial Corp.	66,322	3,080,657
	Wells Fargo & Co.	251,527	11,034,489
	WesBanco, Inc.	15,851	540,836
	West BanCorp, Inc.	2,622	68,198
	Westamerica BanCorp	9,110	546,691
	Western Alliance Bancorp	27,292	2,084,563
	Western New England Bancorp, Inc.	2,300	20,240
	White Mountains Insurance Group Ltd.	1,380	1,710,413
	Willis Towers Watson PLC	24,666	5,104,382
	Wintrust Financial Corp.	20,536	1,766,917
#	WisdomTree Investments, Inc.	69,753	362,716
#*	World Acceptance Corp.	3,007	333,100
	WR Berkley Corp.	99,418	6,216,608
	WSFS Financial Corp.	24,165	1,153,154
	WVS Financial Corp.	100	1,461
	Zions Bancorp NA	36,532	1,992,821
TOTAL FINANCIALS			772,517,336

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (14.9%)
	Abbott Laboratories	96,878	$10,544,202
	AbbVie, Inc.	269,102	38,618,828
*	ABIOMED, Inc.	5,835	1,709,713
*	Acadia Healthcare Co., Inc.	19,826	1,643,774
*	ACADIA Pharmaceuticals, Inc.	13,168	193,438
#*	Accuray, Inc.	46,485	97,619
††	Achillion Pharmaceuticals, Inc.	15,963	23,146
#*	Adaptive Biotechnologies Corp.	4,795	43,922
*	Addus HomeCare Corp.	1,700	157,777
	Agilent Technologies, Inc.	47,047	6,309,003
*	Agios Pharmaceuticals, Inc.	11,540	248,918
*	Akero Therapeutics, Inc.	7,764	79,503
#*	Albireo Pharma, Inc.	3,349	69,626
*	Align Technology, Inc.	8,240	2,315,193
#*	Allakos, Inc.	5,521	17,833
#*	Allogene Therapeutics, Inc.	9,926	128,839
*	Allscripts Healthcare Solutions, Inc.	70,922	1,121,986
*	Alnylam Pharmaceuticals, Inc.	8,297	1,178,506
*	Amedisys, Inc.	6,299	754,935
	AmerisourceBergen Corp.	57,743	8,426,436
	Amgen, Inc.	87,600	21,678,372
*	AMN Healthcare Services, Inc.	20,154	2,266,116
*	Amneal Pharmaceuticals, Inc.	40,935	144,910
*	Amphastar Pharmaceuticals, Inc.	11,078	414,206
#*	AnaptysBio, Inc.	12,900	270,126
*	AngioDynamics, Inc.	15,177	344,366
#*	ANI Pharmaceuticals, Inc.	589	20,173
*	Anika Therapeutics, Inc.	4,935	115,282
#*	Annexon, Inc.	3,800	19,038
	Anthem, Inc.	50,809	24,240,974
#*	Apollo Medical Holdings, Inc.	5,473	290,233
#*	Arcus Biosciences, Inc.	7,587	201,738
*	Arcutis Biotherapeutics, Inc.	2,908	70,548
*	Artivion, Inc.	11,098	217,521
#*	Atara Biotherapeutics, Inc.	21,615	65,493
*	AtriCure, Inc.	7,571	374,083
	Atrion Corp.	613	414,327
*	Avanos Medical, Inc.	19,966	566,435
*	Avantor, Inc.	134,162	3,893,381
#*	Avidity Biosciences, Inc.	4,229	68,890
*	AxoGen, Inc.	9,935	92,594
#*	Axonics, Inc.	11,260	730,436
	Azenta, Inc.	18,582	1,268,407
	Becton Dickinson & Co.	18,711	4,571,284
*	Biogen, Inc.	37,288	8,019,157
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,676	390,750
*	BioMarin Pharmaceutical, Inc.	25,090	2,158,994
*	Bio-Rad Laboratories, Inc., Class A	2,438	1,373,228
	Bio-Techne Corp.	5,334	2,055,084
*	Bluebird Bio, Inc.	9,783	39,621
*	Blueprint Medicines Corp.	13,020	664,801
*	Boston Scientific Corp.	99,912	4,101,388
	Bristol-Myers Squibb Co.	392,409	28,951,936
	Bruker Corp.	45,795	3,139,247
#*	Cara Therapeutics, Inc.	11,364	99,321
	Cardinal Health, Inc.	111,344	6,631,649
*	Cardiovascular Systems, Inc.	11,173	172,176
*	Catalent, Inc.	16,040	1,814,124
*	Catalyst Pharmaceuticals, Inc.	22,500	230,400

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Celldex Therapeutics, Inc.	3,355	$103,066
*	Centene Corp.	93,525	8,695,019
*	Change Healthcare, Inc.	39,030	947,258
*	Charles River Laboratories International, Inc.	5,797	1,452,380
	Chemed Corp.	2,171	1,044,446
#*	Chimerix, Inc.	28,501	62,417
	Cigna Corp.	68,560	18,878,682
*	Codexis, Inc.	11,800	80,948
*	Collegium Pharmaceutical, Inc.	5,728	98,464
*	Community Health Systems, Inc.	15,500	46,190
*	Computer Programs & Systems, Inc.	7,089	239,325
	CONMED Corp.	8,123	793,048
#»††	Contra Zogenix, Inc.	6,333	4,306
	Cooper Cos., Inc.	6,571	2,148,717
#*	Corcept Therapeutics, Inc.	6,953	199,273
*	CorVel Corp.	8,512	1,403,544
*	Covetrus, Inc.	45,154	937,849
*	Crinetics Pharmaceuticals, Inc.	2,525	48,505
#*	CRISPR Therapeutics AG	13,438	1,007,850
*	Cross Country Healthcare, Inc.	12,756	336,248
*	Cue Biopharma, Inc.	13,497	36,712
*	Cumberland Pharmaceuticals, Inc.	1,705	3,836
#*	Cutera, Inc.	1,819	84,438
	CVS Health Corp.	249,508	23,872,925
*	Cymabay Therapeutics, Inc.	8,753	27,397
	Danaher Corp.	63,599	18,537,201
*	DaVita, Inc.	27,629	2,325,257
*	Deciphera Pharmaceuticals, Inc.	7,925	100,568
*	Denali Therapeutics, Inc.	15,439	525,235
	DENTSPLY SIRONA, Inc.	42,467	1,535,607
*	DexCom, Inc.	21,560	1,769,645
*	Eagle Pharmaceuticals, Inc.	2,161	85,792
#*	Editas Medicine, Inc.	20,664	328,764
*	Edwards Lifesciences Corp.	55,725	5,602,591
#*	Eiger BioPharmaceuticals, Inc.	3,191	27,730
*	Elanco Animal Health, Inc.	92,378	1,871,578
*††	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	20,746
	Eli Lilly & Co.	55,799	18,396,372
#*	Embecta Corp.	4,135	121,693
*	Emergent BioSolutions, Inc.	13,585	470,584
*	Enanta Pharmaceuticals, Inc.	8,794	484,989
	Encompass Health Corp.	17,304	875,928
	Enhabit, Inc.	8,652	151,497
*	Enovis Corp.	13,512	806,937
*	Envista Holdings Corp.	46,144	1,875,754
*	Enzo Biochem, Inc.	1,646	3,901
*	Evolent Health, Inc., Class A	32,987	1,121,228
#*	Exact Sciences Corp.	8,877	400,353
*	Exelixis, Inc.	24,711	516,954
#*	EyePoint Pharmaceuticals, Inc.	6,721	61,363
#*	FibroGen, Inc.	7,001	88,073
*	FONAR Corp.	776	11,252
*	Forma Therapeutics Holdings, Inc.	6,029	49,920
#*	Fulcrum Therapeutics, Inc.	4,704	27,660
*	Fulgent Genetics, Inc.	986	58,914
#*	G1 Therapeutics, Inc.	14,605	121,660
*	Generation Bio Co.	2,670	17,035
	Gilead Sciences, Inc.	315,769	18,867,198

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Glaukos Corp.	4,803	$258,642
*	Globus Medical, Inc., Class A	18,969	1,113,291
*	Great Elm Group, Inc.	393	821
*	Haemonetics Corp.	14,275	991,970
*	Halozyme Therapeutics, Inc.	24,085	1,177,756
*	Hanger, Inc.	9,076	168,541
*	Harvard Bioscience, Inc.	3,317	12,472
	HCA Healthcare, Inc.	12,611	2,678,829
#*	Health Catalyst, Inc.	9,032	151,196
*	HealthEquity, Inc.	26,202	1,524,170
*	HealthStream, Inc.	14,850	357,291
*	Henry Schein, Inc.	36,896	2,908,512
*	Heska Corp.	2,685	245,651
*	Hologic, Inc.	93,507	6,674,530
*	Horizon Therapeutics PLC	18,312	1,519,347
	Humana, Inc.	24,190	11,659,580
#*	ICU Medical, Inc.	9,657	1,710,931
#*	Ideaya Biosciences, Inc.	3,250	48,490
#*	IDEXX Laboratories, Inc.	4,139	1,652,206
*	Illumina, Inc.	8,419	1,824,229
*	Immunovant, Inc.	5,583	23,002
#*	Inari Medical, Inc.	2,037	158,030
*	Incyte Corp.	23,300	1,809,944
*	InfuSystem Holdings, Inc.	2,116	20,673
*	Innoviva, Inc.	14,687	210,612
*	Inogen, Inc.	5,653	157,266
*	Insulet Corp.	7,670	1,900,626
*	Integer Holdings Corp.	12,489	872,856
*	Integra LifeSciences Holdings Corp.	18,336	1,009,213
*	Intellia Therapeutics, Inc.	11,057	716,051
*	Intra-Cellular Therapies, Inc.	19,496	1,055,124
*	Intuitive Surgical, Inc.	21,266	4,894,795
*	Invacare Corp.	8,544	9,655
*	Ionis Pharmaceuticals, Inc.	27,047	1,015,885
*	Iovance Biotherapeutics, Inc.	33,866	394,539
*	IQVIA Holdings, Inc.	30,628	7,358,990
#	iRadimed Corp.	1,652	69,797
#*	Ironwood Pharmaceuticals, Inc.	56,634	648,459
#*	IVERIC bio, Inc.	21,365	228,392
*	Jazz Pharmaceuticals PLC	4,101	640,002
	Johnson & Johnson	358,175	62,508,701
*	Joint Corp.	1,721	29,429
*	Jounce Therapeutics, Inc.	30,124	92,481
*	Kezar Life Sciences, Inc.	300	2,931
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	68,785
*	Krystal Biotech, Inc.	7,585	550,519
*	Kura Oncology, Inc.	10,428	159,653
#*	Kymera Therapeutics, Inc.	4,504	99,223
	Laboratory Corp. of America Holdings	22,159	5,809,868
*	Lantheus Holdings, Inc.	22,886	1,755,814
#	LeMaitre Vascular, Inc.	5,455	274,659
*	LENSAR, Inc.	1,319	8,297
#*	Lexicon Pharmaceuticals, Inc.	15,189	36,150
*	LHC Group, Inc.	7,898	1,287,848
*	Ligand Pharmaceuticals, Inc.	2,737	251,886
*	LivaNova PLC	13,536	861,837
#*	MacroGenics, Inc.	13,803	43,203
*	Madrigal Pharmaceuticals, Inc.	4,322	271,508
#*	Marinus Pharmaceuticals, Inc.	2,161	12,037

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Masimo Corp.	10,479	$1,515,054
	McKesson Corp.	38,419	13,123,162
*	MEDNAX, Inc.	32,160	728,746
*	Medpace Holdings, Inc.	8,275	1,402,861
	Medtronic PLC	131,326	12,150,282
	Merck & Co., Inc.	245,442	21,927,788
*	Meridian Bioscience, Inc.	9,117	288,644
*	Merit Medical Systems, Inc.	17,637	1,013,775
#*	Merrimack Pharmaceuticals, Inc.	2,200	11,198
*	Mersana Therapeutics, Inc.	5,538	28,078
#	Mesa Laboratories, Inc.	573	122,192
*	Mettler-Toledo International, Inc.	3,222	4,348,830
*	Mirati Therapeutics, Inc.	6,718	432,639
*	Moderna, Inc.	58,812	9,650,461
*	ModivCare, Inc.	3,946	393,811
*	Molina Healthcare, Inc.	20,742	6,797,568
#*	Morphic Holding, Inc.	2,364	62,575
*	Myriad Genetics, Inc.	17,325	457,034
	National Research Corp.	4,399	166,722
#*	Nektar Therapeutics	25,605	101,396
#*	Neogen Corp.	16,246	375,770
*	NeoGenomics, Inc.	28,513	288,552
*	Neurocrine Biosciences, Inc.	3,175	298,863
*	NextCure, Inc.	2,418	10,397
*	NextGen Healthcare, Inc.	28,664	490,728
#*	NGM Biopharmaceuticals, Inc.	7,438	107,702
*	Novocure Ltd.	7,457	507,001
*	NuVasive, Inc.	10,233	537,437
*	Omnicell, Inc.	9,633	1,060,786
#*	OPKO Health, Inc.	171,993	405,903
#*	OptimizeRx Corp.	2,546	57,209
*	Option Care Health, Inc.	50,018	1,680,605
*	OraSure Technologies, Inc.	11,284	34,529
	Organon & Co.	45,296	1,436,789
#*	OrthoPediatrics Corp.	3,500	165,375
	Owens & Minor, Inc.	34,940	1,237,225
*	Pacira BioSciences, Inc.	5,489	310,458
#*††	PDL BioPharma, Inc.	17,391	42,260
*	PDS Biotechnology Corp.	5,700	24,396
*	Pennant Group, Inc.	2,661	35,498
*	Penumbra, Inc.	4,257	593,341
	PerkinElmer, Inc.	31,544	4,831,594
	Perrigo Co. PLC	30,388	1,272,346
#*	Personalis, Inc.	7,670	28,302
*	PetIQ, Inc.	4,300	70,520
	Pfizer, Inc.	392,681	19,834,317
	Premier, Inc., Class A	47,320	1,819,927
*	Prestige Consumer Healthcare, Inc.	9,997	602,919
#*	Pro-Dex, Inc.	1,452	23,232
*	Progyny, Inc.	9,662	294,981
*	Protagonist Therapeutics, Inc.	8,401	83,590
*	Prothena Corp. PLC	14,364	446,146
	Psychemedics Corp.	600	3,786
*	Quanterix Corp.	3,651	58,379
	Quest Diagnostics, Inc.	35,494	4,847,416
*	QuidelOrtho Corp.	9,803	1,000,298
*	R1 RCM, Inc.	52,691	1,317,275
*	RadNet, Inc.	11,558	237,748
#*	RAPT Therapeutics, Inc.	1,537	28,312

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Regeneron Pharmaceuticals, Inc.	18,764	$10,914,831
*	REGENXBIO, Inc.	16,403	514,562
*	Repligen Corp.	7,789	1,661,861
*	Replimune Group, Inc.	12,671	244,297
	ResMed, Inc.	27,793	6,684,772
#*	Rhythm Pharmaceuticals, Inc.	8,744	110,174
#*	Rocket Pharmaceuticals, Inc.	10,114	146,653
	Royalty Pharma PLC, Class A	7,473	325,001
*	Sage Therapeutics, Inc.	16,128	554,964
*	Sangamo Therapeutics, Inc.	74,347	318,949
*	Sarepta Therapeutics, Inc.	809	75,197
#*	Schrodinger, Inc.	2,054	64,290
*	Seagen, Inc.	16,197	2,915,136
*	SeaSpine Holdings Corp.	289	1,717
#*	Seres Therapeutics, Inc.	501	2,059
*	Sharps Compliance Corp.	10,800	93,204
#*	Shockwave Medical, Inc.	3,170	668,648
*	SI-BONE, Inc.	4,400	59,136
	SIGA Technologies, Inc.	8,665	148,951
#	Simulations Plus, Inc.	1,301	83,459
#*	SpringWorks Therapeutics, Inc.	7,926	236,829
*	STAAR Surgical Co.	904	72,953
#*	Standard BioTools, Inc.	25,184	36,517
	STERIS PLC	7,681	1,733,218
*	Stoke Therapeutics, Inc.	3,338	49,369
	Stryker Corp.	31,892	6,848,807
*	Supernus Pharmaceuticals, Inc.	4,453	141,383
*	Surface Oncology, Inc.	5,738	9,812
#*	Surmodics, Inc.	3,112	108,298
#*	Sutro Biopharma, Inc.	6,100	35,685
*	Syndax Pharmaceuticals, Inc.	5,336	108,694
*	Syneos Health, Inc.	29,067	2,300,362
*	Tactile Systems Technology, Inc.	2,940	22,785
*	Tandem Diabetes Care, Inc.	2,348	155,461
*	Taro Pharmaceutical Industries Ltd.	3,972	141,761
*	TCR2 Therapeutics, Inc.	4,873	15,496
#*	Teladoc Health, Inc.	31,103	1,146,146
	Teleflex, Inc.	6,548	1,574,532
	Thermo Fisher Scientific, Inc.	32,388	19,381,303
#*	Travere Therapeutics, Inc.	5,712	134,460
#*	Twist Bioscience Corp.	3,283	143,598
#	U.S. Physical Therapy, Inc.	3,880	503,546
*	Ultragenyx Pharmaceutical, Inc.	9,768	520,439
*	United Therapeutics Corp.	3,683	851,031
	UnitedHealth Group, Inc.	160,605	87,102,516
	Utah Medical Products, Inc.	407	37,175
*	Vanda Pharmaceuticals, Inc.	9,558	103,035
*	Vapotherm, Inc.	3,372	7,688
*	Varex Imaging Corp.	4,300	95,847
*	Veeva Systems, Inc., Class A	10,473	2,341,553
*	Vericel Corp.	5,917	192,539
*	Vertex Pharmaceuticals, Inc.	33,912	9,509,264
	Viatris, Inc.	95,227	922,750
*	ViewRay, Inc.	28,435	86,727
*	Viking Therapeutics, Inc.	15,705	47,272
*	Waters Corp.	11,045	4,020,711
*	Xencor, Inc.	15,772	452,499
*	Xenon Pharmaceuticals, Inc.	5,473	181,430
#*	Y-mAbs Therapeutics, Inc.	3,393	52,897

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	25,949	$2,864,510
#*	Zimvie, Inc.	2,594	50,375
	Zoetis, Inc.	50,649	9,245,975
TOTAL HEALTH CARE			770,073,860
INDUSTRIALS — (12.4%)
	3M Co.	57,713	8,266,810
	AAON, Inc.	14,494	872,104
*	AAR Corp.	12,924	575,506
	ABM Industries, Inc.	38,714	1,735,936
	ACCO Brands Corp.	47,108	337,764
	Acme United Corp.	500	14,400
	Acuity Brands, Inc.	10,503	1,915,747
	Advanced Drainage Systems, Inc.	11,029	1,308,039
	AECOM	57,654	4,151,088
*	Aerojet Rocketdyne Holdings, Inc.	21,792	952,092
*	AeroVironment, Inc.	5,825	504,678
	AGCO Corp.	39,019	4,249,949
	Air Lease Corp.	50,901	1,888,936
	Alamo Group, Inc.	4,755	615,345
	Albany International Corp., Class A	10,339	943,641
	Allegion PLC	25,848	2,732,134
	Allied Motion Technologies, Inc.	2,700	72,738
	Allison Transmission Holdings, Inc.	50,036	2,095,007
	Altra Industrial Motion Corp.	27,377	1,142,442
	AMERCO	9,888	5,310,647
#*	Ameresco, Inc., Class A	9,993	571,799
*	American Superconductor Corp.	9,413	57,796
*	American Woodmark Corp.	3,600	180,792
	AMETEK, Inc.	29,818	3,682,523
	AO Smith Corp.	30,662	1,939,985
*	API Group Corp.	99,820	1,767,812
	Apogee Enterprises, Inc.	8,543	355,474
	Applied Industrial Technologies, Inc.	13,457	1,353,640
	ArcBest Corp.	5,840	517,424
	Arcosa, Inc.	8,448	435,579
	Argan, Inc.	6,356	236,189
	Armstrong World Industries, Inc.	10,064	899,218
*	ASGN, Inc.	24,679	2,560,693
	Astec Industries, Inc.	8,909	437,699
*	Astronics Corp.	12,713	142,640
*	Astronics Corp., Class B	988	10,621
*	Atkore, Inc.	21,145	2,099,064
*	AZEK Co., Inc.	23,596	487,965
	AZZ, Inc.	10,432	443,777
	Barnes Group, Inc.	17,709	598,918
	Barrett Business Services, Inc.	4,200	342,678
*	Beacon Roofing Supply, Inc.	40,242	2,415,325
	BGSF, Inc.	2,055	26,736
#*	Blue Bird Corp.	7,351	82,037
#*	BlueLinx Holdings, Inc.	5,699	455,920
	Boise Cascade Co.	19,523	1,380,471
	Booz Allen Hamilton Holding Corp., Class A	69,477	6,668,402
	Brady Corp., Class A	5,547	265,424
*	BrightView Holdings, Inc.	39,495	518,964
	Brink's Co.	14,105	803,139
*	Builders FirstSource, Inc.	86,070	5,852,760
	BWX Technologies, Inc.	31,813	1,803,161
*	CACI International, Inc., Class A	12,061	3,645,920

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Carlisle Cos., Inc.	8,428	$2,495,531
	Carrier Global Corp.	214,541	8,695,347
	Caterpillar, Inc.	71,630	14,200,647
*	CBIZ, Inc.	17,662	805,740
*	CECO Environmental Corp.	2,011	15,585
	CH Robinson Worldwide, Inc.	68,622	7,596,455
#*	Chart Industries, Inc.	10,560	2,060,150
*	Cimpress PLC	6,614	265,817
	Cintas Corp.	15,932	6,778,907
*	CIRCOR International, Inc.	5,527	96,225
*	Civeo Corp.	1,011	29,996
#*	Clarivate PLC	83,112	1,204,293
	Columbus McKinnon Corp.	10,361	342,949
	Comfort Systems USA, Inc.	21,453	2,266,724
*	Commercial Vehicle Group, Inc.	4,998	38,485
*	Construction Partners, Inc., Class A	13,366	317,843
#*	Copa Holdings SA, Class A	1,674	112,526
*	Copart, Inc.	42,014	5,381,993
*	CoStar Group, Inc.	70,618	5,126,161
	Covenant Logistics Group, Inc.	3,969	132,842
	CRA International, Inc.	3,712	367,525
	Crane Holdings Co.	19,929	1,971,576
	CSW Industrials, Inc.	2,666	318,507
	CSX Corp.	91,785	2,967,409
	Cummins, Inc.	31,466	6,963,740
	Curtiss-Wright Corp.	14,543	2,086,048
*	Daseke, Inc.	17,521	146,826
	Deere & Co.	47,079	16,156,571
	Deluxe Corp.	16,164	406,363
*	DLH Holdings Corp.	1,775	31,506
	Donaldson Co., Inc.	43,607	2,372,657
	Douglas Dynamics, Inc.	9,728	309,934
	Dover Corp.	28,880	3,860,678
*	Ducommun, Inc.	4,599	217,717
*	Dun & Bradstreet Holdings, Inc.	8,322	131,155
*	DXP Enterprises, Inc.	8,736	297,024
*	Dycom Industries, Inc.	13,062	1,347,476
	Eastern Co.	406	8,364
	Eaton Corp. PLC	48,798	7,241,135
	EMCOR Group, Inc.	21,238	2,471,466
	Emerson Electric Co.	91,300	8,223,391
	Encore Wire Corp.	9,446	1,307,988
*	Energy Recovery, Inc.	15,444	343,320
	Enerpac Tool Group Corp.	19,790	401,737
	EnerSys	15,678	1,033,337
	Ennis, Inc.	7,441	162,586
	EnPro Industries, Inc.	7,949	743,073
	Equifax, Inc.	27,307	5,704,705
	Esab Corp.	13,512	556,965
	ESCO Technologies, Inc.	10,261	795,741
*	Evoqua Water Technologies Corp.	33,587	1,280,001
	Expeditors International of Washington, Inc.	81,777	8,688,806
	Exponent, Inc.	17,890	1,797,766
	Fastenal Co.	120,564	6,192,167
	Federal Signal Corp.	20,957	870,135
	FedEx Corp.	33,122	7,720,407
	Flowserve Corp.	58,570	1,982,009
#*	Fluor Corp.	80,455	2,044,362
*	Forrester Research, Inc.	6,479	301,209

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fortive Corp.	62,984	$4,059,319
	Fortune Brands Home & Security, Inc.	35,156	2,449,670
	Forward Air Corp.	5,320	558,228
*	Franklin Covey Co.	1,000	52,330
	Franklin Electric Co., Inc.	16,186	1,470,013
*	FTI Consulting, Inc.	11,305	1,849,046
#*	FuelCell Energy, Inc.	33,205	119,206
*	Gates Industrial Corp. PLC	50,501	621,162
	GATX Corp.	10,927	1,095,432
*	Gencor Industries, Inc.	1,295	12,833
*	Generac Holdings, Inc.	11,397	3,057,815
	General Dynamics Corp.	46,927	10,636,943
	General Electric Co.	67,008	4,952,561
*	Gibraltar Industries, Inc.	10,389	486,101
	Global Industrial Co.	13,866	495,709
*	GMS, Inc.	21,337	1,132,355
	Gorman-Rupp Co.	10,775	330,793
	Graco, Inc.	41,968	2,818,571
	GrafTech International Ltd.	65,197	502,017
	Graham Corp.	400	2,860
	Granite Construction, Inc.	20,453	611,545
*	Great Lakes Dredge & Dock Corp.	24,151	312,272
#	Greenbrier Cos., Inc.	14,051	447,103
	Griffon Corp.	11,346	340,493
*	GXO Logistics, Inc.	21,506	1,032,288
	H&E Equipment Services, Inc.	18,812	672,529
*	Harsco Corp.	18,453	88,759
#*	Hayward Holdings, Inc.	13,301	155,223
#	Healthcare Services Group, Inc.	25,268	362,343
	Heartland Express, Inc.	21,648	343,770
	HEICO Corp.	7,970	1,256,949
	HEICO Corp., Class A	12,701	1,621,664
	Heidrick & Struggles International, Inc.	13,193	410,830
	Helios Technologies, Inc.	10,966	754,680
	Herc Holdings, Inc.	13,754	1,705,771
#*	Hertz Global Holdings, Inc.	3,585	76,791
	Hexcel Corp.	24,874	1,505,126
#*	Hill International, Inc.	4,682	8,147
	Hillenbrand, Inc.	30,207	1,395,563
	HNI Corp.	17,939	633,605
	Honeywell International, Inc.	67,150	12,923,689
	Howmet Aerospace, Inc.	63,864	2,371,270
*	Hub Group, Inc., Class A	13,890	1,061,196
	Hubbell, Inc.	17,714	3,879,720
	Huntington Ingalls Industries, Inc.	15,881	3,443,636
	Hurco Cos., Inc.	600	15,198
*	Huron Consulting Group, Inc.	15,259	1,023,879
	Hyster-Yale Materials Handling, Inc.	4,600	159,114
*	IAA, Inc.	45,728	1,725,317
	ICF International, Inc.	11,598	1,094,271
	IDEX Corp.	13,064	2,727,110
*	IES Holdings, Inc.	5,100	168,300
	Illinois Tool Works, Inc.	45,363	9,424,617
#*	Infrastructure & Energy Alternatives, Inc.	2,600	36,712
	Ingersoll Rand, Inc.	57,396	2,858,321
	Insperity, Inc.	15,143	1,661,793
	Insteel Industries, Inc.	8,702	272,373
	Interface, Inc.	26,096	378,131
	ITT, Inc.	34,285	2,572,404

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Jacobs Engineering Group, Inc.	38,960	$5,349,208
	JB Hunt Transport Services, Inc.	16,190	2,967,141
*	JELD-WEN Holding, Inc.	23,982	426,400
	John Bean Technologies Corp.	14,222	1,597,273
	Johnson Controls International PLC	74,963	4,041,255
	Kadant, Inc.	3,282	669,036
	Kaman Corp.	10,382	319,558
*	KAR Auction Services, Inc.	58,121	993,869
	KBR, Inc.	70,863	3,772,037
	Kelly Services, Inc., Class A	24,247	525,675
	Kennametal, Inc.	33,089	888,440
	Kforce, Inc.	10,203	671,868
	Kimball International, Inc., Class B	8,882	72,744
*	Kirby Corp.	9,581	607,819
	Knight-Swift Transportation Holdings, Inc.	35,735	1,963,638
	Korn Ferry	35,552	2,329,012
*	Kratos Defense & Security Solutions, Inc.	47,526	683,899
	L3Harris Technologies, Inc.	25,967	6,231,301
	Landstar System, Inc.	6,751	1,057,072
*	Lawson Products, Inc.	796	39,482
*	LB Foster Co., Class A	958	14,006
	Leidos Holdings, Inc.	71,615	7,662,805
	Lennox International, Inc.	8,078	1,934,923
	Lincoln Electric Holdings, Inc.	15,261	2,158,516
	Lindsay Corp.	2,870	441,865
	LSI Industries, Inc.	1,800	10,890
*	Lyft, Inc., Class A	15,041	208,468
*	Manitex International, Inc.	3,706	23,163
*	Manitowoc Co., Inc.	10,263	117,306
	ManpowerGroup, Inc.	26,050	2,042,580
	ManTech International Corp., Class A	16,529	1,583,809
	Marten Transport Ltd.	18,264	393,772
	Masco Corp.	36,846	2,040,531
*	Masonite International Corp.	5,689	517,870
*	MasTec, Inc.	29,492	2,327,804
*	Matrix Service Co.	7,677	42,531
	Matson, Inc.	7,707	706,501
	Matthews International Corp., Class A	10,982	306,947
	Maxar Technologies, Inc.	21,344	586,533
*	Mayville Engineering Co., Inc.	2,139	15,272
	McGrath RentCorp	13,124	1,107,141
*	Mercury Systems, Inc.	21,123	1,246,468
*	Meritor, Inc.	23,978	873,279
*	Mesa Air Group, Inc.	11,500	25,990
*	Middleby Corp.	16,463	2,382,031
	Miller Industries, Inc.	3,368	80,933
	MillerKnoll, Inc.	21,051	633,846
*	Mistras Group, Inc.	3,871	23,884
	Moog, Inc., Class A	11,052	946,493
*	MRC Global, Inc.	40,563	471,342
	MSA Safety, Inc.	12,027	1,543,545
	MSC Industrial Direct Co., Inc., Class A	20,705	1,711,475
	Mueller Industries, Inc.	7,007	471,781
	Mueller Water Products, Inc., Class A	50,101	652,315
*	MYR Group, Inc.	7,511	715,273
	Nielsen Holdings PLC	251,014	6,011,785
*	NN, Inc.	16,998	49,294
	Nordson Corp.	10,528	2,431,863
	Northrop Grumman Corp.	31,489	15,080,082

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Northwest Pipe Co.	1,100	$34,485
*	NOW, Inc.	52,096	576,182
*	NV5 Global, Inc.	4,791	649,660
	nVent Electric PLC	59,476	2,100,098
	Old Dominion Freight Line, Inc.	13,358	4,054,287
#	Omega Flex, Inc.	391	44,961
#*	Orion Energy Systems, Inc.	5,000	10,600
	Oshkosh Corp.	23,164	1,994,420
	Otis Worldwide Corp.	54,344	4,248,070
	PACCAR, Inc.	97,863	8,956,422
*	PAM Transportation Services, Inc.	6,042	216,183
	Park Aerospace Corp.	2,965	36,173
	Parker-Hannifin Corp.	30,225	8,737,745
	Park-Ohio Holdings Corp.	3,500	62,125
*	Parsons Corp.	51,875	2,242,556
	Pentair PLC	53,787	2,629,646
*	PGT Innovations, Inc.	11,092	242,915
	Pitney Bowes, Inc.	50,197	164,144
#*	Plug Power, Inc.	62,025	1,323,613
#	Powell Industries, Inc.	8,550	204,858
	Preformed Line Products Co.	500	29,900
	Primoris Services Corp.	18,591	434,286
*	Proto Labs, Inc.	5,189	253,690
*	Quad/Graphics, Inc.	7,409	23,561
	Quanex Building Products Corp.	7,566	186,199
	Quanta Services, Inc.	35,830	4,970,696
*	Radiant Logistics, Inc.	3,151	22,845
	Raytheon Technologies Corp.	175,840	16,390,046
*	RBC Bearings, Inc.	3,565	841,340
*	RCM Technologies, Inc.	4,300	76,626
	Regal Rexnord Corp.	15,264	2,049,955
*	Resideo Technologies, Inc.	62,423	1,405,142
	Resources Connection, Inc.	10,502	225,373
	REV Group, Inc.	23,603	274,739
	Robert Half International, Inc.	66,571	5,268,429
	Rockwell Automation, Inc.	21,413	5,466,311
	Rollins, Inc.	42,419	1,636,101
	Rush Enterprises, Inc., Class A	21,180	1,020,664
	Rush Enterprises, Inc., Class B	6,222	337,544
	Ryder System, Inc.	13,664	1,070,164
*	Saia, Inc.	5,800	1,379,530
	Schneider National, Inc., Class B	24,897	630,641
	Science Applications International Corp.	33,243	3,220,249
	Sensata Technologies Holding PLC	42,595	1,894,200
	Shyft Group, Inc.	9,151	237,377
*	SiteOne Landscape Supply, Inc.	12,878	1,794,292
	Snap-on, Inc.	17,524	3,926,252
*	SP Plus Corp.	7,147	244,856
*	SPX Corp.	14,335	847,629
	Standex International Corp.	4,182	405,989
	Stanley Black & Decker, Inc.	27,187	2,646,111
	Steelcase, Inc., Class A	38,053	423,530
*	Stericycle, Inc.	11,925	558,925
*	Sterling Construction Co., Inc.	12,473	320,681
#*	Sunrun, Inc.	60,635	1,982,158
	Tecnoglass, Inc.	5,817	130,359
	Tennant Co.	5,214	349,494
	Terex Corp.	25,302	847,870
	Tetra Tech, Inc.	14,065	2,155,743

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Textainer Group Holdings Ltd.	32,786	$1,113,740
	Textron, Inc.	52,780	3,464,479
*	Thermon Group Holdings, Inc.	12,145	189,098
	Timken Co.	24,186	1,581,281
*	Titan International, Inc.	19,800	331,848
*	Titan Machinery, Inc.	10,052	282,763
	Toro Co.	31,583	2,715,822
#*	TPI Composites, Inc.	10,362	170,662
	Trane Technologies PLC	30,237	4,444,537
*	Transcat, Inc.	923	57,521
*	TransDigm Group, Inc.	6,038	3,757,689
	TransUnion	31,381	2,486,317
*	Trex Co., Inc.	15,862	1,023,416
*	TriNet Group, Inc.	33,098	2,730,585
	Trinity Industries, Inc.	49,407	1,282,112
	Triton International Ltd.	40,227	2,577,746
*	TrueBlue, Inc.	19,940	431,502
*	Tutor Perini Corp.	27,914	253,459
*	Twin Disc, Inc.	3,200	28,288
*	U.S. Xpress Enterprises, Inc., Class A	11,642	40,863
*	Uber Technologies, Inc.	96,639	2,266,185
	UFP Industries, Inc.	15,953	1,471,026
*	Ultralife Corp.	1,376	6,164
	UniFirst Corp.	5,617	1,100,314
	Union Pacific Corp.	3,656	831,009
	United Parcel Service, Inc., Class B	64,490	12,568,456
*	United Rentals, Inc.	23,892	7,709,232
*	Univar Solutions, Inc.	74,372	2,011,019
	Universal Logistics Holdings, Inc.	3,439	103,342
*	USA Truck, Inc.	1,300	40,534
	Valmont Industries, Inc.	5,653	1,534,676
*	Vectrus, Inc.	3,988	132,561
	Verisk Analytics, Inc.	53,470	10,172,667
*	Veritiv Corp.	2,463	305,461
#*	Viad Corp.	2,443	82,500
*	Vicor Corp.	3,380	246,605
	VSE Corp.	5,608	235,256
	Wabash National Corp.	16,346	295,209
	Watsco, Inc.	9,449	2,588,554
	Watts Water Technologies, Inc., Class A	9,849	1,360,442
	Werner Enterprises, Inc.	20,925	919,863
*	WESCO International, Inc.	27,404	3,503,327
	Westinghouse Air Brake Technologies Corp.	37,639	3,518,117
*	Willdan Group, Inc.	2,400	65,304
*	Willis Lease Finance Corp.	474	18,500
*	WillScot Mobile Mini Holdings Corp.	64,564	2,492,816
	Woodward, Inc.	13,450	1,408,215
	WW Grainger, Inc.	18,655	10,139,552
*	XPO Logistics, Inc.	28,710	1,715,135
	Xylem, Inc.	24,134	2,221,052
#*	Yellow Corp.	4,100	19,762
	Zurn Water Solutions Corp.	33,915	981,839
TOTAL INDUSTRIALS			639,087,313
INFORMATION TECHNOLOGY — (22.7%)
	A10 Networks, Inc.	19,143	285,422
	Accenture PLC, Class A	88,943	27,239,683
*	ACI Worldwide, Inc.	38,080	1,086,422
*	Adobe, Inc.	52,437	21,505,462

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	ADTRAN Holdings, Inc.	21,373	$514,876
	Advanced Energy Industries, Inc.	1,001	89,579
*	Advanced Micro Devices, Inc.	161,028	15,212,315
*	Agilysys, Inc.	5,872	283,618
*	Airgain, Inc.	869	7,178
*	Akamai Technologies, Inc.	10,100	971,822
*	Alarm.com Holdings, Inc.	11,920	843,578
*	Alithya Group, Inc., Class A	5,238	11,995
*	Altair Engineering, Inc., Class A	5,164	304,211
	Amdocs Ltd.	34,245	2,981,370
	American Software, Inc., Class A	10,000	178,800
	Amkor Technology, Inc.	40,886	824,671
	Amphenol Corp., Class A	49,529	3,820,172
*	Amtech Systems, Inc.	2,892	22,615
	Analog Devices, Inc.	36,423	6,263,299
*	ANSYS, Inc.	8,869	2,474,362
*	Appfolio, Inc., Class A	3,060	311,539
	Apple, Inc.	1,686,299	274,040,450
	Applied Materials, Inc.	136,989	14,518,094
*	Arista Networks, Inc.	48,282	5,631,130
*	Arlo Technologies, Inc.	29,474	207,202
*	Arrow Electronics, Inc.	31,698	4,062,733
*	Aspen Technology, Inc.	7,522	1,535,165
*	Asure Software, Inc.	1,020	5,814
*	Atlassian Corp. PLC, Class A	8,387	1,755,567
*	Autodesk, Inc.	30,251	6,543,896
	Automatic Data Processing, Inc.	64,607	15,578,040
#*	Avalara, Inc.	10,871	950,343
#*	Avaya Holdings Corp.	32,023	28,776
*	Aviat Networks, Inc.	3,288	96,601
*	Avid Technology, Inc.	11,813	331,473
	Avnet, Inc.	51,032	2,442,902
*	Aware, Inc.	500	1,025
*	Axcelis Technologies, Inc.	3,800	267,254
*	AXT, Inc.	2,116	18,557
	Badger Meter, Inc.	4,664	448,630
	Bel Fuse, Inc., Class B	878	21,713
	Belden, Inc.	4,998	323,470
	Benchmark Electronics, Inc.	15,479	395,953
#*	Benefitfocus, Inc.	13,251	112,236
#*	Bill.Com Holdings, Inc.	9,844	1,329,727
*	Black Knight, Inc.	31,507	2,069,380
*	Blackbaud, Inc.	13,856	849,650
*	Block, Inc., Class A	15,006	1,141,356
#*	BM Technologies, Inc.	501	3,006
*	Box, Inc., Class A	39,920	1,135,325
*	Brightcove, Inc.	4,594	27,334
	Broadcom, Inc.	71,170	38,110,112
	Broadridge Financial Solutions, Inc.	26,587	4,268,543
*	Cadence Design Systems, Inc.	33,333	6,202,605
#*	CalAmp Corp.	12,829	60,425
*	Calix, Inc.	17,025	971,106
#*	Cambium Networks Corp.	7,569	142,676
*	Cantaloupe, Inc.	4,100	24,887
*	Casa Systems, Inc.	49,890	220,514
	Cass Information Systems, Inc.	3,680	134,173
	CDW Corp.	23,351	4,238,907
*	Cerence, Inc.	9,764	275,052
*	Ceridian HCM Holding, Inc.	25,197	1,380,040

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CEVA, Inc.	3,835	$142,777
*	ChannelAdvisor Corp.	7,802	115,001
*	Ciena Corp.	51,755	2,670,558
*	Cirrus Logic, Inc.	16,433	1,404,364
	Cisco Systems, Inc.	538,922	24,450,891
	Citrix Systems, Inc.	19,144	1,941,393
*	Clearfield, Inc.	2,900	285,795
#*	Cloudflare, Inc., Class A	4,401	221,458
	Cognex Corp.	14,837	756,390
	Cognizant Technology Solutions Corp., Class A	97,526	6,627,867
*	Cognyte Software Ltd.	11,933	53,818
*	Cohu, Inc.	14,632	418,182
*	CommScope Holding Co., Inc.	55,901	504,786
*	CommVault Systems, Inc.	9,409	527,751
*	Computer Task Group, Inc.	2,600	22,646
	Comtech Telecommunications Corp.	16,490	191,614
	Concentrix Corp.	17,435	2,332,106
*	Conduent, Inc.	93,630	436,316
*	Consensus Cloud Solutions, Inc.	5,537	299,164
*	Crowdstrike Holdings, Inc., Class A	5,896	1,082,506
	CSG Systems International, Inc.	13,407	874,807
*	CyberOptics Corp.	2,083	84,716
*	Daktronics, Inc.	27,724	104,797
*	Datadog, Inc., Class A	12,787	1,304,402
	Dell Technologies, Inc., Class C	49,170	2,215,600
*	Digi International, Inc.	12,339	351,538
*	DocuSign, Inc.	7,161	458,161
	Dolby Laboratories, Inc., Class A	10,134	784,372
*	Dropbox, Inc., Class A	60,938	1,385,730
*	Duck Creek Technologies, Inc.	9,719	134,122
*	DXC Technology Co.	62,870	1,986,692
*	Dynatrace, Inc.	37,766	1,421,135
*	DZS, Inc.	4,045	75,803
#	Ebix, Inc.	7,750	183,365
*	eGain Corp.	5,400	47,844
*	Elastic NV	6,855	547,646
#*	EMCORE Corp.	2,616	8,371
	Entegris, Inc.	3,617	397,508
*	Envestnet, Inc.	16,573	965,709
*	EPAM Systems, Inc.	5,611	1,959,642
*	ePlus, Inc.	9,684	538,140
*	Euronet Worldwide, Inc.	15,261	1,499,698
*	Everbridge, Inc.	4,939	124,166
	EVERTEC, Inc.	23,630	921,334
*	Evo Payments, Inc., Class A	10,429	285,129
*	ExlService Holdings, Inc.	7,262	1,222,703
*	Extreme Networks, Inc.	27,934	365,377
*	F5, Inc.	16,825	2,815,832
*	Fabrinet	3,800	365,028
*	Fair Isaac Corp.	4,835	2,233,915
*	FARO Technologies, Inc.	4,029	131,023
	Fidelity National Information Services, Inc.	51,547	5,266,041
*	Fiserv, Inc.	56,859	6,008,859
*	Five9, Inc.	3,645	394,097
*	FleetCor Technologies, Inc.	19,087	4,200,858
*	Flex Ltd.	117,628	1,976,150
*	FormFactor, Inc.	21,305	757,606
*	Fortinet, Inc.	121,845	7,268,054
*	Frequency Electronics, Inc.	1,723	11,372

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Gartner, Inc.	19,737	$5,239,779
*	Genasys, Inc.	2,697	9,035
	Genpact Ltd.	65,648	3,156,356
	Global Payments, Inc.	42,779	5,232,727
*	Globant SA	8,114	1,616,633
*	GoDaddy, Inc., Class A	30,178	2,238,604
*	GSI Technology, Inc.	2,247	9,213
*	Guidewire Software, Inc.	11,462	890,827
	Hackett Group, Inc.	6,800	142,596
*	Harmonic, Inc.	23,729	259,121
	Hewlett Packard Enterprise Co.	256,118	3,647,120
	HP, Inc.	159,732	5,333,451
*	HubSpot, Inc.	3,347	1,030,876
#*	I3 Verticals, Inc., Class A	3,815	103,501
*	Ichor Holdings Ltd.	4,111	128,510
*	Identiv, Inc.	2,402	32,523
*	II-VI, Inc.	4,347	228,826
*	Immersion Corp.	17,100	96,615
#*	Infinera Corp.	64,771	424,250
	Information Services Group, Inc.	10,339	77,129
*	Insight Enterprises, Inc.	15,003	1,401,430
	Intel Corp.	291,942	10,600,414
#	InterDigital, Inc.	8,028	492,839
	International Business Machines Corp.	179,379	23,460,979
*	International Money Express, Inc.	13,736	330,213
*	Intevac, Inc.	1,900	9,158
	Intuit, Inc.	29,734	13,563,759
*	Iteris, Inc.	2,900	7,627
*	Itron, Inc.	15,418	900,411
	Jabil, Inc.	28,489	1,690,537
	Jack Henry & Associates, Inc.	22,152	4,602,521
#*	Jamf Holding Corp.	11,140	272,262
	Juniper Networks, Inc.	90,121	2,526,092
*	Key Tronic Corp.	334	1,673
*	Keysight Technologies, Inc.	30,280	4,923,528
*	Kimball Electronics, Inc.	1,207	26,554
	KLA Corp.	26,146	10,028,037
#*	Knowles Corp.	36,203	715,009
#	Kulicke & Soffa Industries, Inc.	16,980	817,078
*	KVH Industries, Inc.	1,119	9,646
*	Kyndryl Holdings, Inc.	35,875	375,611
	Lam Research Corp.	21,505	10,763,467
*	Lantronix, Inc.	3,255	23,468
*	Lattice Semiconductor Corp.	13,590	835,785
*	LGL Group, Inc.	400	5,452
*	Limelight Networks, Inc.	19,272	48,758
*	LiveRamp Holdings, Inc.	21,184	563,706
#*	Lumentum Holdings, Inc.	11,512	1,041,375
*	Luna Innovations, Inc.	6,774	43,828
*	Magnachip Semiconductor Corp.	3,441	52,510
*	Mandiant, Inc.	91,645	2,087,673
*	Manhattan Associates, Inc.	12,444	1,750,497
	Marvell Technology, Inc.	79,109	4,404,789
	Mastercard, Inc., Class A	125,721	44,478,833
	Maximus, Inc.	23,155	1,547,912
*	MaxLinear, Inc.	13,554	547,717
	Methode Electronics, Inc.	5,836	240,677
	Microsoft Corp.	511,094	143,484,529
#*	Mitek Systems, Inc.	11,112	120,899

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MKS Instruments, Inc.	6,884	$813,689
#*	Model N, Inc.	3,029	76,088
*	Momentive Global, Inc.	18,413	159,272
*	MoneyGram International, Inc.	23,223	235,946
#*	MongoDB, Inc.	5,288	1,652,341
	Monolithic Power Systems, Inc.	4,308	2,002,014
	Motorola Solutions, Inc.	18,324	4,371,923
#*	N-Able, Inc.	26,510	260,328
*	Napco Security Technologies, Inc.	5,808	149,033
	National Instruments Corp.	37,283	1,416,754
*	NCR Corp.	60,286	1,956,281
*	NeoPhotonics Corp.	13,287	212,459
	NetApp, Inc.	38,528	2,748,202
*	NETGEAR, Inc.	10,304	265,637
#*	NetScout Systems, Inc.	33,294	1,184,600
	NortonLifeLock, Inc.	88,965	2,182,311
#*	Novanta, Inc.	5,473	843,937
	NVIDIA Corp.	257,800	46,824,214
*	Okta, Inc.	18,335	1,805,081
*	OneSpan, Inc.	9,289	102,829
*	Onto Innovation, Inc.	11,356	945,387
	Oracle Corp.	216,390	16,843,798
*	OSI Systems, Inc.	5,992	579,247
#*	Palantir Technologies, Inc., Class A	88,099	911,825
*	Palo Alto Networks, Inc.	4,034	2,013,369
	Paychex, Inc.	65,481	8,399,903
*	Paycom Software, Inc.	7,995	2,642,267
*	Paylocity Holding Corp.	8,247	1,698,305
*	PayPal Holdings, Inc.	100,548	8,700,418
	PC Connection, Inc.	8,318	394,523
	PC-Tel, Inc.	8,847	40,785
*	PDF Solutions, Inc.	9,700	261,706
*	Perficient, Inc.	7,464	787,601
*	PFSweb, Inc.	1,693	18,471
*	Photronics, Inc.	20,910	497,867
#*	Ping Identity Holding Corp.	31,511	540,414
#*	Pixelworks, Inc.	4,600	10,626
*	Plexus Corp.	5,981	561,915
	Power Integrations, Inc.	13,516	1,148,995
	Progress Software Corp.	20,683	971,274
*	PTC, Inc.	21,998	2,714,113
*	Pure Storage, Inc., Class A	48,262	1,368,228
*	Q2 Holdings, Inc.	2,587	113,569
	QUALCOMM, Inc.	173,996	25,239,860
*	Qualys, Inc.	10,551	1,290,598
*	Rambus, Inc.	24,838	627,905
*	RF Industries Ltd.	1,338	9,179
*	Ribbon Communications, Inc.	44,248	150,001
	Richardson Electronics Ltd.	500	7,815
#*	Rimini Street, Inc.	8,000	56,160
	Roper Technologies, Inc.	10,925	4,770,620
*	Sailpoint Technologies Holdings, Inc.	17,435	1,111,830
*	Salesforce, Inc.	58,386	10,744,192
	Sapiens International Corp. NV	13,958	367,235
*	ScanSource, Inc.	10,387	331,865
*	SecureWorks Corp., Class A	1,149	11,410
*	Semtech Corp.	10,248	638,758
*	ServiceNow, Inc.	8,494	3,793,930
#*	ShotSpotter, Inc.	2,086	70,069

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SigmaTron International, Inc.	497	$3,479
*	Silicon Laboratories, Inc.	8,571	1,264,051
*	Smith Micro Software, Inc.	5,201	13,991
*	Snowflake, Inc., Class A	5,978	896,162
	SolarWinds Corp.	23,926	256,247
*	Splunk, Inc.	9,233	959,401
*	SPS Commerce, Inc.	6,903	826,703
	SS&C Technologies Holdings, Inc.	52,452	3,103,585
*	Stratasys Ltd.	16,577	341,320
*	Super Micro Computer, Inc.	19,450	1,050,494
#	Switch, Inc., Class A	23,997	811,339
*	Synaptics, Inc.	7,788	1,128,871
*	Synopsys, Inc.	14,238	5,232,465
	TD SYNNEX Corp.	23,345	2,344,305
	TE Connectivity Ltd.	3,794	507,372
*	Teledyne Technologies, Inc.	8,330	3,260,362
*	Teradata Corp.	35,940	1,376,143
	Teradyne, Inc.	39,378	3,972,846
*	Trade Desk, Inc., Class A	20,170	907,650
*	TransAct Technologies, Inc.	300	1,350
*	Trimble, Inc.	41,381	2,873,083
	TTEC Holdings, Inc.	16,398	1,199,842
#*	Turtle Beach Corp.	7,085	92,105
*	Twilio, Inc., Class A	10,932	927,034
*	Tyler Technologies, Inc.	6,196	2,472,204
*	Unisys Corp.	13,340	183,025
	Universal Display Corp.	6,689	772,312
*	Upland Software, Inc.	5,855	66,279
*	Verint Systems, Inc.	22,732	1,038,170
*	VeriSign, Inc.	11,886	2,248,356
*	Verra Mobility Corp.	44,350	731,331
#*	Viasat, Inc.	15,788	519,899
*	Viavi Solutions, Inc.	69,486	1,028,393
#	Visa, Inc., Class A	240,741	51,063,573
*	Vishay Precision Group, Inc.	335	10,445
	VMware, Inc., Class A	27,689	3,217,462
	Vontier Corp.	38,222	986,128
	Western Union Co.	71,151	1,210,990
*	WEX, Inc.	8,835	1,468,465
*	Workday, Inc., Class A	9,527	1,477,638
	Xerox Holdings Corp.	75,444	1,292,356
	Xperi Holding Corp.	11,148	186,840
*	Zebra Technologies Corp., Class A	4,490	1,606,028
*	Zendesk, Inc.	6,228	469,716
*	Zoom Video Communications, Inc., Class A	9,313	967,248
*	Zscaler, Inc.	6,657	1,032,234
TOTAL INFORMATION TECHNOLOGY			1,170,040,765
MATERIALS — (3.5%)
	AdvanSix, Inc.	7,805	306,658
*	AgroFresh Solutions, Inc.	3,791	6,710
	Albemarle Corp.	18,782	4,588,630
*	Allegheny Technologies, Inc.	43,216	1,075,646
	Amcor PLC	413,245	5,351,523
	American Vanguard Corp.	18,721	438,259
	AptarGroup, Inc.	33,904	3,653,495
*	Arconic Corp.	28,124	849,626
	Ashland Global Holdings, Inc.	10,742	1,079,249
*	Aspen Aerogels, Inc.	9,663	126,392

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Avery Dennison Corp.	28,380	$5,405,255
	Avient Corp.	52,689	2,273,530
*	Axalta Coating Systems Ltd.	126,183	3,182,335
	Balchem Corp.	10,731	1,456,841
	Ball Corp.	79,409	5,830,209
*	Berry Global Group, Inc.	65,210	3,759,356
#*	Bioceres Crop Solutions Corp.	1,600	16,720
	Celanese Corp.	16,231	1,907,305
	Chase Corp.	2,929	266,305
*	Clearwater Paper Corp.	3,528	125,950
#*	Coeur Mining, Inc.	45,578	146,305
	Commercial Metals Co.	43,428	1,720,617
	Compass Minerals International, Inc.	12,951	482,166
	Corteva, Inc.	127,761	7,352,646
	Crown Holdings, Inc.	53,890	5,479,535
	Dow, Inc.	75,887	4,037,947
	DuPont de Nemours, Inc.	74,817	4,581,045
	Eastman Chemical Co.	1,001	96,026
	Ecolab, Inc.	31,027	5,124,730
	Element Solutions, Inc.	114,478	2,262,085
	FMC Corp.	47,321	5,257,363
	FutureFuel Corp.	5,003	35,972
*	GCP Applied Technologies, Inc.	18,083	569,615
	Glatfelter Corp.	6,681	41,021
	Graphic Packaging Holding Co.	110,898	2,467,480
	Greif, Inc., Class A	13,296	938,964
	Greif, Inc., Class B	1,339	93,489
	Hawkins, Inc.	8,004	318,159
	HB Fuller Co.	22,634	1,453,103
	Hecla Mining Co.	203,037	919,758
	Huntsman Corp.	56,965	1,649,706
*	Ingevity Corp.	10,768	722,533
	Innospec, Inc.	11,478	1,170,756
	International Flavors & Fragrances, Inc.	44,004	5,458,696
	International Paper Co.	23,561	1,007,704
#*	Intrepid Potash, Inc.	3,405	155,268
	Koppers Holdings, Inc.	5,805	136,650
	Kronos Worldwide, Inc.	25,736	452,182
#*	Livent Corp.	41,022	1,021,038
	Louisiana-Pacific Corp.	23,804	1,514,649
	Martin Marietta Materials, Inc.	6,116	2,153,321
	Materion Corp.	5,029	412,076
	Mercer International, Inc.	9,541	152,274
	Minerals Technologies, Inc.	8,295	554,189
	Mosaic Co.	49,355	2,599,034
	Myers Industries, Inc.	11,436	278,238
	NewMarket Corp.	4,416	1,372,493
	Newmont Corp.	43,771	1,981,951
	Northern Technologies International Corp.	2,004	22,345
	Nucor Corp.	52,452	7,122,982
	Packaging Corp. of America	25,829	3,631,816
	PPG Industries, Inc.	55,104	7,124,396
#	Quaker Chemical Corp.	2,069	335,612
*	Ranpak Holdings Corp.	36,015	184,037
*	Rayonier Advanced Materials, Inc.	40,102	141,961
	Reliance Steel & Aluminum Co.	42,621	8,108,645
*	Resolute Forest Products, Inc.	1,960	39,749
	Royal Gold, Inc.	26,906	2,818,942
	RPM International, Inc.	24,608	2,224,563

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ryerson Holding Corp.	12,245	$335,513
	Schnitzer Steel Industries, Inc., Class A	14,549	517,362
#	Scotts Miracle-Gro Co.	27,813	2,473,966
	Sealed Air Corp.	37,703	2,304,407
	Sensient Technologies Corp.	12,748	1,096,073
	Sherwin-Williams Co.	53,394	12,918,144
	Silgan Holdings, Inc.	48,162	2,143,209
	Sonoco Products Co.	41,200	2,615,788
	Steel Dynamics, Inc.	43,275	3,370,257
	Stepan Co.	9,824	1,102,351
	Sylvamo Corp.	2,221	87,152
	TriMas Corp.	5,537	163,895
	Trinseo PLC	10,873	388,927
	Valvoline, Inc.	72,625	2,339,977
*	Venator Materials PLC	2,800	4,816
	Vulcan Materials Co.	16,633	2,749,934
	Westlake Corp.	10,076	980,798
	WestRock Co.	35,000	1,482,600
	Worthington Industries, Inc.	23,049	1,180,339
TOTAL MATERIALS			177,881,334
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	64,518	5,524,031
*	Cushman & Wakefield PLC	76,722	1,288,930
#	eXp World Holdings, Inc.	16,255	241,549
*	Five Point Holdings LLC, Class A	2,194	9,259
*	Forestar Group, Inc.	10,714	148,282
*	FRP Holdings, Inc.	513	30,267
*	Howard Hughes Corp.	13,802	978,424
*	Jones Lang LaSalle, Inc.	19,813	3,777,745
	Kennedy-Wilson Holdings, Inc.	10,259	211,951
	Marcus & Millichap, Inc.	13,033	533,310
*	Maui Land & Pineapple Co., Inc.	7,404	70,412
	Newmark Group, Inc., Class A	56,992	649,709
#*	Rafael Holdings, Inc., Class B	781	1,578
	RE/MAX Holdings, Inc., Class A	6,670	169,018
*	Realogy Holdings Corp.	55,495	551,065
	RMR Group, Inc., Class A	4,376	126,510
	St. Joe Co.	3,317	139,380
*	Stratus Properties, Inc.	321	10,166
*	Zillow Group, Inc., Class A	8,093	283,255
#*	Zillow Group, Inc., Class C	22,358	779,847
TOTAL REAL ESTATE			15,524,688
UTILITIES — (1.1%)
	American States Water Co.	12,309	1,072,976
	American Water Works Co., Inc.	38,737	6,021,279
	Atmos Energy Corp.	21,760	2,641,446
#	Avangrid, Inc.	17,764	865,640
#	Brookfield Renewable Corp., Class A	35,412	1,385,317
	California Water Service Group	20,275	1,218,122
	CenterPoint Energy, Inc.	38,400	1,216,896
	Chesapeake Utilities Corp.	3,028	415,230
	Clearway Energy, Inc., Class A	5,815	200,792
	Clearway Energy, Inc., Class C	10,478	393,344
	Consolidated Edison, Inc.	53,246	5,285,730
	Consolidated Water Co. Ltd.	2,963	46,075
	Constellation Energy Corp.	9,822	649,234

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Edison International	61,041	$4,136,749
	Essential Utilities, Inc.	67,432	3,502,418
	Eversource Energy	73,375	6,473,143
	Exelon Corp.	103,717	4,821,803
	Genie Energy Ltd., Class B	2,902	27,946
	Global Water Resources, Inc.	1,296	17,146
#	Middlesex Water Co.	7,528	715,988
	New Jersey Resources Corp.	48,614	2,245,481
	Northwest Natural Holding Co.	11,007	590,746
	ONE Gas, Inc.	10,209	867,152
#	Ormat Technologies, Inc.	34,429	2,979,486
#*	Pure Cycle Corp.	1,310	13,834
	SJW Group	11,828	776,627
	South Jersey Industries, Inc.	47,947	1,643,623
	Southwest Gas Holdings, Inc.	17,545	1,525,713
	Spire, Inc.	12,340	928,462
#*	Sunnova Energy International, Inc.	65,670	1,708,733
	UGI Corp.	56,927	2,456,969
	Unitil Corp.	2,002	109,650
	York Water Co.	1,961	84,303
TOTAL UTILITIES			57,038,053
TOTAL COMMON STOCKS			5,081,479,257
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	4,748	133,657
TOTAL INVESTMENT SECURITIES (Cost $3,505,817,469)			5,081,612,914

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	3,472,088	3,472,088
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	5,731,091	66,291,529
TOTAL INVESTMENTS — (100.0%)
(Cost $3,575,580,496)^^			$5,151,376,531
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$413,974,667	—	—	$413,974,667
Consumer Discretionary	687,943,064	$207	—	687,943,271
Consumer Staples	299,354,969	—	—	299,354,969
Energy	78,043,001	—	—	78,043,001
Financials	772,517,336	—	—	772,517,336
Health Care	770,004,148	—	$69,712	770,073,860
Industrials	639,087,313	—	—	639,087,313
Information Technology	1,170,040,765	—	—	1,170,040,765
Materials	177,881,334	—	—	177,881,334

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$15,524,688	—	—	$15,524,688
Utilities	57,038,053	—	—	57,038,053
Preferred Stocks
Industrials	133,657	—	—	133,657
Temporary Cash Investments	3,472,088	—	—	3,472,088
Securities Lending Collateral	—	$66,291,529	—	66,291,529
TOTAL	$5,085,015,083	$66,291,736	$69,712^	$5,151,376,531

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (3.8%)
*	AMC Networks, Inc., Class A	8,081	$246,632
#*	Angi, Inc.	4,461	23,197
	ATN International, Inc.	5,832	268,505
*	Audacy, Inc., Class A	31,635	20,151
*	Ballantyne Strong, Inc.	2,277	6,489
*	Boston Omaha Corp., Class A	6,984	170,410
*	Cars.com, Inc.	10,381	122,081
#*	comScore, Inc.	25,311	50,875
*	Consolidated Communications Holdings, Inc.	20,375	134,475
*	Cumulus Media, Inc., Class A	2,857	22,685
*	Daily Journal Corp.	335	90,550
*	DHI Group, Inc.	10,038	49,086
*	DISH Network Corp., Class A	3,510	60,969
*	EchoStar Corp., Class A	9,537	188,451
	Entravision Communications Corp., Class A	19,330	103,609
*	EW Scripps Co., Class A	18,084	257,878
*	Fluent, Inc.	8,675	9,716
*	Frontier Communications Parent, Inc.	3,769	97,655
*	Gaia, Inc.	2,180	8,655
*	Gannett Co., Inc.	32,999	99,327
	Gray Television, Inc.	22,082	410,063
*	Hemisphere Media Group, Inc.	2,724	21,193
*	iHeartMedia, Inc., Class A	11,909	89,079
*	IMAX Corp.	4,665	78,419
	John Wiley & Sons, Inc., Class A	7,357	384,183
*	Lee Enterprises, Inc.	1,119	20,925
*	Liberty Latin America Ltd., Class A	11,554	85,153
*	Liberty Latin America Ltd., Class C	38,700	284,058
*	Liberty Media Corp.-Liberty Formula One, Class A	1,025	63,540
*	Liberty Media Corp.-Liberty Formula One, Class C	11,493	778,881
*	Lions Gate Entertainment Corp., Class A	18,219	159,598
*	Lions Gate Entertainment Corp., Class B	28,938	240,475
*	Loyalty Ventures, Inc.	2,396	7,068
#	Lumen Technologies, Inc.	177,899	1,937,320
*	Madison Square Garden Entertainment Corp.	6,721	391,364
*	Magnite, Inc.	5,690	43,472
#*	Marcus Corp.	7,922	130,158
	News Corp., Class A	57,787	990,469
	News Corp., Class B	28,956	500,360
	Nexstar Media Group, Inc., Class A	5,609	1,056,567
*	QuinStreet, Inc.	9,126	98,104
*	Reading International, Inc., Class A	3,100	14,446
	Saga Communications, Inc., Class A	900	21,069
*	Salem Media Group, Inc.	3,530	7,660
	Scholastic Corp.	8,136	382,962
	Shenandoah Telecommunications Co.	8,648	192,850
	Sinclair Broadcast Group, Inc., Class A	6,143	134,163
	TEGNA, Inc.	36,705	768,603
	Telephone & Data Systems, Inc.	25,836	408,467
#*	Thryv Holdings, Inc.	3,572	86,942
*	TrueCar, Inc.	26,700	68,619
*	U.S. Cellular Corp.	11,257	329,718
*	Urban One, Inc.	10,394	36,483

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Urban One, Inc.	3,882	$19,526
*	WideOpenWest, Inc.	7,497	137,795
*	Yelp, Inc.	5,317	163,019
*	Ziff Davis, Inc.	2,972	243,377
TOTAL COMMUNICATION SERVICES			12,817,544
CONSUMER DISCRETIONARY — (15.0%)
*	1-800-Flowers.com, Inc., Class A	2,960	29,511
	Aaron's Co., Inc.	1,083	14,101
*	Abercrombie & Fitch Co., Class A	14,924	265,796
	Academy Sports & Outdoors, Inc.	19,783	851,262
	Acushnet Holdings Corp.	12,607	614,339
*	Adient PLC	24,120	814,774
	ADT, Inc.	43,213	315,455
*	Adtalem Global Education, Inc.	12,698	509,190
*	American Axle & Manufacturing Holdings, Inc.	35,055	312,340
#	American Eagle Outfitters, Inc.	40,503	487,656
*	American Public Education, Inc.	4,851	76,209
*	America's Car-Mart, Inc.	1,792	185,597
*	Asbury Automotive Group, Inc.	2,560	439,398
	Autoliv, Inc.	9,083	781,138
*	AutoNation, Inc.	12,131	1,440,435
*	Barnes & Noble Education, Inc.	14,129	38,290
	Bassett Furniture Industries, Inc.	3,752	86,108
*	BBQ Holdings, Inc.	2,705	32,460
*	Beazer Homes USA, Inc.	7,307	107,778
#	Big Lots, Inc.	9,100	183,729
*	Biglari Holdings, Inc., Class B	611	73,448
*	BJ's Restaurants, Inc.	7,074	166,027
	BorgWarner, Inc.	44,461	1,709,970
	Brunswick Corp.	1,355	108,563
	Build-A-Bear Workshop, Inc.	3,093	49,395
	Caleres, Inc.	6,200	153,884
#*	Callaway Golf Co.	1,817	41,700
*	Capri Holdings Ltd.	12,171	592,484
	Carriage Services, Inc.	2,900	105,212
	Carrols Restaurant Group, Inc.	13,500	33,615
	Carter's, Inc.	228	18,577
	Cato Corp., Class A	6,492	80,176
*	Cavco Industries, Inc.	1,090	280,991
*	Century Casinos, Inc.	4,256	35,878
	Century Communities, Inc.	8,462	433,001
*	Charles & Colvard Ltd.	3,600	4,860
*	Chegg, Inc.	1,246	26,540
*	Chico's FAS, Inc.	17,440	87,549
*	Children's Place, Inc.	2,553	110,647
*	Chuy's Holdings, Inc.	6,465	143,717
	Columbia Sportswear Co.	2,679	198,273
#*	Conn's, Inc.	7,549	71,112
*	Container Store Group, Inc.	12,732	94,981
»	Contra Zagg, Inc.	5,384	485
*	Cooper-Standard Holdings, Inc.	5,005	21,572
	Culp, Inc.	4,000	20,080
	Dana, Inc.	32,952	552,275
*	Delta Apparel, Inc.	2,016	47,154
#	Designer Brands, Inc., Class A	9,772	141,010
#	Dick's Sporting Goods, Inc.	2,090	195,603
#	Dillard's, Inc., Class A	1,958	445,151
*	Dorman Products, Inc.	3,353	338,955

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Duluth Holdings, Inc., Class B	5,607	$54,051
*	El Pollo Loco Holdings, Inc.	10,862	105,579
	Escalade, Inc.	2,840	35,812
#	Ethan Allen Interiors, Inc.	8,291	190,610
*	Fiesta Restaurant Group, Inc.	8,112	66,600
	Flexsteel Industries, Inc.	2,659	48,553
	Foot Locker, Inc.	22,970	651,659
*	Fossil Group, Inc.	14,885	89,757
	Franchise Group, Inc.	2,987	98,362
*	Full House Resorts, Inc.	2,414	14,991
*	Funko, Inc., Class A	5,789	151,730
	Gap, Inc.	53,895	518,470
*	Genesco, Inc.	4,398	246,508
*	G-III Apparel Group Ltd.	10,288	227,262
*	Goodyear Tire & Rubber Co.	68,630	842,776
*	GoPro, Inc., Class A	25,672	163,274
	Graham Holdings Co., Class B	1,028	611,136
*	Grand Canyon Education, Inc.	4,891	469,878
*	Green Brick Partners, Inc.	12,789	342,745
	Group 1 Automotive, Inc.	3,949	698,657
	Guess?, Inc.	8,357	158,031
	Hamilton Beach Brands Holding Co., Class A	3,030	35,875
	Harley-Davidson, Inc.	21,690	820,099
#	Haverty Furniture Cos., Inc.	5,221	142,690
*	Helen of Troy Ltd.	907	121,348
	Hibbett, Inc.	2,907	136,396
	Hooker Furnishings Corp.	4,090	67,649
*	iRobot Corp.	6,456	297,041
	Johnson Outdoors, Inc., Class A	2,692	181,199
	KB Home	15,696	512,317
	Kohl's Corp.	25,134	732,405
*	Lakeland Industries, Inc.	2,662	42,698
*	Lands' End, Inc.	8,477	108,082
*	Landsea Homes Corp.	5,542	40,789
	Laureate Education, Inc., Class A	32,696	387,121
	La-Z-Boy, Inc.	11,253	313,621
*	Lazydays Holdings, Inc.	2,255	30,713
	LCI Industries	3,038	410,403
	Lear Corp.	10,355	1,565,055
*	Legacy Housing Corp.	6,100	82,838
	Leggett & Platt, Inc.	5,947	235,739
#*	LGI Homes, Inc.	5,755	649,164
	Lifetime Brands, Inc.	6,271	67,476
*	Lincoln Educational Services Corp.	9,167	66,369
	Lithia Motors, Inc.	4,109	1,090,035
*	LL Flooring Holdings, Inc.	9,036	90,721
	Macy's, Inc.	44,025	777,041
*	Malibu Boats, Inc., Class A	2,240	139,888
*	MarineMax, Inc.	6,297	257,169
	Marriott Vacations Worldwide Corp.	74	10,132
	MDC Holdings, Inc.	17,105	620,056
*	Modine Manufacturing Co.	14,884	195,278
*	Mohawk Industries, Inc.	12,312	1,581,846
*	Monarch Casino & Resort, Inc.	1,391	89,233
	Monro, Inc.	6,352	318,553
*	Motorcar Parts of America, Inc.	5,801	87,421
	Movado Group, Inc.	5,203	176,798
#*	National Vision Holdings, Inc.	8,886	258,938
*	Nautilus, Inc.	4,315	7,508

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Newell Brands, Inc.	57,793	$1,167,997
*	ODP Corp.	12,767	463,442
#*	Ollie's Bargain Outlet Holdings, Inc.	5,530	325,993
*	OneWater Marine, Inc., Class A	700	25,368
	Oxford Industries, Inc.	2,037	194,330
	Patrick Industries, Inc.	5,840	354,605
*	Penn National Gaming, Inc.	15,994	552,593
	Penske Automotive Group, Inc.	13,166	1,507,375
*	Perdoceo Education Corp.	17,696	242,435
*	Playa Hotels & Resorts NV	30,575	209,744
	PulteGroup, Inc.	49,414	2,155,439
	PVH Corp.	11,858	734,247
	Qurate Retail, Inc., Class A	72,568	198,111
	Ralph Lauren Corp.	2,587	255,156
	RCI Hospitality Holdings, Inc.	1,296	73,820
#*	Red Robin Gourmet Burgers, Inc.	2,129	18,607
	Rent-A-Center, Inc.	6,647	156,404
	Rocky Brands, Inc.	2,089	68,686
	Shoe Carnival, Inc.	7,245	158,013
#	Signet Jewelers Ltd.	8,278	504,627
*	Skechers USA, Inc., Class A	13,422	509,499
	Sonic Automotive, Inc., Class A	7,204	301,487
*	Sportsman's Warehouse Holdings, Inc.	14,535	143,315
	Standard Motor Products, Inc.	5,877	268,814
*	Stoneridge, Inc.	6,961	131,006
	Strategic Education, Inc.	4,821	346,292
*	Strattec Security Corp.	1,038	30,829
*	Stride, Inc.	7,287	325,583
	Superior Group of Cos., Inc.	4,197	77,477
	Tapestry, Inc.	11,302	380,086
*	Taylor Morrison Home Corp.	30,921	887,433
*	Terminix Global Holdings, Inc.	10,758	480,883
#	Thor Industries, Inc.	9,545	804,930
	Tile Shop Holdings, Inc.	6,519	21,708
	Tilly's, Inc., Class A	7,075	53,558
	Toll Brothers, Inc.	21,149	1,040,108
*	TravelCenters of America, Inc.	2,865	119,528
*	Tri Pointe Homes, Inc.	27,851	515,801
*	Unifi, Inc.	5,046	68,777
*	Universal Electronics, Inc.	3,964	110,001
*	Universal Technical Institute, Inc.	8,739	70,262
*	Urban Outfitters, Inc.	22,906	469,115
*	Vera Bradley, Inc.	8,847	37,069
*	VOXX International Corp.	7,772	73,523
	Weyco Group, Inc.	3,084	81,233
	Whirlpool Corp.	3,434	593,636
	Winnebago Industries, Inc.	8,264	498,898
	Wolverine World Wide, Inc.	2,251	50,580
*	Zumiez, Inc.	5,448	141,648
TOTAL CONSUMER DISCRETIONARY			50,502,667
CONSUMER STAPLES — (3.6%)
	Andersons, Inc.	10,801	390,672
*	BellRing Brands, Inc.	13,436	324,345
	Calavo Growers, Inc.	1,748	70,444
*	Central Garden & Pet Co.	2,300	99,682
*	Central Garden & Pet Co., Class A	8,343	340,394
*	Coty, Inc., Class A	5,503	40,282
*	Darling Ingredients, Inc.	3,123	216,361

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Edgewell Personal Care Co.	12,633	$502,541
*	Farmer Bros Co.	5,200	26,416
	Fresh Del Monte Produce, Inc.	12,396	368,285
*	Grocery Outlet Holding Corp.	7,531	321,724
*	Hain Celestial Group, Inc.	8,677	197,402
#*	HF Foods Group, Inc.	4,587	24,128
*	Hostess Brands, Inc.	32,642	738,362
	Ingles Markets, Inc., Class A	3,739	356,925
	J&J Snack Foods Corp.	1,609	218,036
*	Landec Corp.	7,133	74,754
	Lifevantage Corp.	2,900	12,325
#	MGP Ingredients, Inc.	1,548	162,819
	Molson Coors Beverage Co., Class B	34,494	2,061,017
	Natural Grocers by Vitamin Cottage, Inc.	6,617	109,710
*	Nature's Sunshine Products, Inc.	7,471	78,072
	Nu Skin Enterprises, Inc., Class A	7,665	333,504
	Oil-Dri Corp. of America	2,079	62,661
*	Post Holdings, Inc.	10,598	921,390
	PriceSmart, Inc.	4,000	265,520
*	Seneca Foods Corp., Class A	1,485	84,526
*	Simply Good Foods Co.	10,003	326,298
	SpartanNash Co.	9,556	308,563
	Spectrum Brands Holdings, Inc.	3,049	212,027
*	Sprouts Farmers Market, Inc.	15,186	419,741
	Tootsie Roll Industries, Inc.	6,490	227,929
*	TreeHouse Foods, Inc.	12,216	530,419
*	U.S. Foods Holding Corp.	13,201	415,832
*	United Natural Foods, Inc.	14,420	612,994
	Village Super Market, Inc., Class A	3,681	83,080
	Weis Markets, Inc.	6,066	466,657
#*	Whole Earth Brands, Inc.	8,762	47,140
TOTAL CONSUMER STAPLES			12,052,977
ENERGY — (3.8%)
	Archrock, Inc.	37,723	318,382
	Brigham Minerals, Inc., Class A	7,981	211,896
	ChampionX Corp.	21,666	452,603
*	Clean Energy Fuels Corp.	56,392	365,420
	CVR Energy, Inc.	9,287	311,486
	Delek U.S. Holdings, Inc.	13,072	348,500
*	DMC Global, Inc.	1,986	45,201
*	Dril-Quip, Inc.	9,081	232,928
*	DTE Midstream LLC	14,168	779,665
#*	Expro Group Holdings NV	22,425	273,136
*	Exterran Corp.	4,343	17,850
*	Forum Energy Technologies, Inc.	2,297	45,481
*	Geospace Technologies Corp.	3,758	17,775
*	Helix Energy Solutions Group, Inc.	42,491	171,664
	Helmerich & Payne, Inc.	19,465	901,229
	HF Sinclair Corp.	27,751	1,327,053
*	Independence Contract Drilling, Inc.	2,563	9,047
*	Liberty Energy, Inc., Class A	27,185	386,027
*	Nabors Industries Ltd.	1,579	224,992
	NACCO Industries, Inc., Class A	800	31,440
*	National Energy Services Reunited Corp.	20,339	143,390
*	Natural Gas Services Group, Inc.	5,528	55,556
*	Newpark Resources, Inc.	27,372	96,349
*	NexTier Oilfield Solutions, Inc.	45,780	456,427
	NOV, Inc.	56,819	1,057,402

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	12,885	$136,839
*	Oil States International, Inc.	19,305	98,455
*	Overseas Shipholding Group, Inc., Class A	4,410	10,319
	Patterson-UTI Energy, Inc.	41,922	693,809
*	PBF Energy, Inc., Class A	22,297	743,605
*	ProPetro Holding Corp.	23,807	250,450
*	REX American Resources Corp.	1,773	169,251
*	RPC, Inc.	37,932	309,525
*	Select Energy Services, Inc., Class A	23,353	174,447
	Solaris Oilfield Infrastructure, Inc., Class A	5,772	64,011
*	TechnipFMC PLC	98,091	793,556
*	Tidewater, Inc.	1,541	33,948
#*	Transocean Ltd.	131,653	444,987
*	U.S. Silica Holdings, Inc.	20,730	286,696
	World Fuel Services Corp.	15,457	428,468
TOTAL ENERGY			12,919,265
FINANCIALS — (28.6%)
	1st Source Corp.	4,113	198,329
*	Acacia Research Corp.	3,095	15,599
#	ACNB Corp.	1,459	47,987
	Affiliated Managers Group, Inc.	449	56,745
	Alerus Financial Corp.	4,356	107,332
*	Alleghany Corp.	2,014	1,686,685
	Allegiance Bancshares, Inc.	5,237	230,637
	Amalgamated Financial Corp.	6,044	139,496
	A-Mark Precious Metals, Inc.	2,914	88,294
*	Ambac Financial Group, Inc.	13,700	161,249
	Amerant Bancorp, Inc.	6,866	187,579
	American Equity Investment Life Holding Co.	23,219	872,106
	American Financial Group, Inc.	4,885	653,027
	American National Bankshares, Inc.	2,683	97,366
	Ameris Bancorp	12,581	594,955
	Ames National Corp.	1,467	32,567
	Argo Group International Holdings Ltd.	6,222	204,019
	Arrow Financial Corp.	4,202	140,977
*	AssetMark Financial Holdings, Inc.	3,253	61,774
	Associated Banc-Corp.	33,631	675,983
	Associated Capital Group, Inc., Class A	306	12,515
	Assurant, Inc.	130	22,851
	Assured Guaranty Ltd.	11,492	671,018
	Atlantic Union Bankshares Corp.	15,834	547,698
*	Atlanticus Holdings Corp.	1,585	61,244
	Axis Capital Holdings Ltd.	11,123	561,600
*	Axos Financial, Inc.	6,630	276,869
	Banc of California, Inc.	12,993	227,507
	BancFirst Corp.	3,544	380,590
*	Bancorp, Inc.	9,802	241,129
	Bank of Marin Bancorp	4,560	149,203
	Bank of NT Butterfield & Son Ltd.	767	25,994
	Bank of Princeton	25	721
	Bank OZK	20,231	811,263
	BankFinancial Corp.	3,100	29,543
	BankUnited, Inc.	16,392	636,829
	Bankwell Financial Group, Inc.	1,826	59,856
	Banner Corp.	7,229	448,126
	Bar Harbor Bankshares	4,147	120,139
	Baycom Corp.	3,607	70,661
	BCB Bancorp, Inc.	5,064	97,533

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Berkshire Hills Bancorp, Inc.	10,648	$299,954
	Blue Ridge Bankshares, Inc.	4,083	61,000
	BOK Financial Corp.	10,977	966,305
	Bread Financial Holdings, Inc.	7,625	302,026
*	Bridgewater Bancshares, Inc.	3,669	64,134
*	Brighthouse Financial, Inc.	15,326	665,455
	Brookline Bancorp, Inc.	18,362	253,946
	Business First Bancshares, Inc.	4,381	102,866
	Byline Bancorp, Inc.	7,549	184,875
	C&F Financial Corp.	728	32,411
	Cadence Bank	27,344	713,678
	Cambridge Bancorp	1,034	86,122
	Camden National Corp.	3,508	160,316
*	Cannae Holdings, Inc.	16,678	352,073
	Capital Bancorp, Inc.	1,866	46,631
	Capital City Bank Group, Inc.	3,510	113,689
	Capitol Federal Financial, Inc.	32,874	315,262
	Capstar Financial Holdings, Inc.	5,544	116,479
*	Carter Bankshares, Inc.	5,444	75,944
	Cathay General Bancorp	15,655	652,813
	CBTX, Inc.	5,947	184,060
	Central Pacific Financial Corp.	5,022	118,921
	Central Valley Community Bancorp	3,231	54,055
	Chemung Financial Corp.	124	5,613
	Citizens & Northern Corp.	3,770	92,101
	City Holding Co.	1,775	154,052
	Civista Bancshares, Inc.	4,388	95,044
	CNA Financial Corp.	7,557	320,568
	CNB Financial Corp.	4,649	119,944
	Codorus Valley Bancorp, Inc.	1,949	42,820
	Colony Bankcorp, Inc.	1,567	22,753
	Columbia Banking System, Inc.	15,307	461,812
*	Columbia Financial, Inc.	8,543	173,765
	Comerica, Inc.	11,881	923,985
	Community Financial Corp.	1,752	64,123
	Community Trust Bancorp, Inc.	4,558	197,498
	ConnectOne Bancorp, Inc.	9,325	246,553
*	Consumer Portfolio Services, Inc.	5,067	64,959
	Cowen, Inc., Class A	6,639	232,830
*	CrossFirst Bankshares, Inc.	11,531	158,205
*	Customers Bancorp, Inc.	6,797	259,577
	CVB Financial Corp.	19,055	508,197
	Dime Community Bancshares, Inc.	8,676	295,678
	Donegal Group, Inc., Class A	7,840	111,014
	Eagle Bancorp Montana, Inc.	1,400	27,020
	Eagle Bancorp, Inc.	6,672	327,128
	Eastern Bankshares, Inc.	10,273	209,569
*	eHealth, Inc.	454	3,360
#*	Elevate Credit, Inc.	7,023	16,153
	Employers Holdings, Inc.	5,582	221,661
*	Encore Capital Group, Inc.	5,327	385,835
*	Enova International, Inc.	6,642	229,215
*	Enstar Group Ltd.	2,441	483,123
	Enterprise Bancorp, Inc.	1,700	54,060
	Enterprise Financial Services Corp.	7,005	329,445
	Equitable Holdings, Inc.	48,315	1,373,595
	Equity Bancshares, Inc., Class A	4,372	139,685
	Esquire Financial Holdings, Inc.	631	22,855
	Essent Group Ltd.	16,742	699,146

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	496	$18,020
	Everest Re Group Ltd.	6,042	1,579,077
*	EZCORP, Inc., Class A	15,052	121,018
	Farmers & Merchants Bancorp, Inc.	288	8,827
	Farmers National Banc Corp.	8,010	113,742
	FB Financial Corp.	7,935	340,015
	Federal Agricultural Mortgage Corp., Class C	1,526	168,303
	Fidelity National Financial, Inc.	16,983	678,641
	Financial Institutions, Inc.	4,756	126,082
	First American Financial Corp.	17,027	987,566
	First BanCorp	36,277	547,420
	First BanCorp	7,952	301,222
	First Bancorp, Inc.	2,300	69,472
	First Bancshares, Inc.	3,864	112,056
	First Bank	5,876	88,493
	First Busey Corp.	9,317	229,664
	First Business Financial Services, Inc.	1,650	55,193
	First Citizens BancShares, Inc., Class A	920	696,146
	First Commonwealth Financial Corp.	21,193	314,080
	First Community Bankshares, Inc.	4,987	159,983
	First Community Corp.	600	10,950
	First Financial Bancorp	20,963	468,313
	First Financial Corp.	1,600	74,752
	First Foundation, Inc.	12,580	261,916
	First Hawaiian, Inc.	24,348	620,631
	First Horizon Corp.	74,501	1,665,842
	First Internet Bancorp	2,790	98,905
	First Interstate BancSystem, Inc., Class A	11,441	466,564
	First Merchants Corp.	11,402	473,525
	First Mid Bancshares, Inc.	3,740	140,512
	First Northwest Bancorp	1,286	21,476
	First of Long Island Corp.	6,040	109,928
*	First Western Financial, Inc.	1,176	32,916
	Flagstar Bancorp, Inc.	13,321	548,825
	Flushing Financial Corp.	8,815	190,316
	FNB Corp.	54,788	655,264
	FS Bancorp, Inc.	2,327	69,926
	Fulton Financial Corp.	33,808	564,256
*	FVCBankcorp, Inc.	585	11,203
*	Genworth Financial, Inc., Class A	87,493	371,845
	German American Bancorp, Inc.	2,736	103,530
	Global Indemnity Group LLC, Class A	1,156	30,865
	Globe Life, Inc.	15,255	1,536,636
	Great Southern Bancorp, Inc.	3,195	197,898
*	Green Dot Corp., Class A	9,170	257,677
*	Greenlight Capital Re Ltd., Class A	7,969	57,297
	Guaranty Bancshares, Inc.	1,531	57,213
	Hancock Whitney Corp.	13,496	658,740
	Hanmi Financial Corp.	8,689	219,571
	Hanover Insurance Group, Inc.	2,953	402,996
	HarborOne Bancorp, Inc.	13,588	197,026
	HBT Financial, Inc.	289	5,387
	Heartland Financial USA, Inc.	7,452	334,595
	Heritage Commerce Corp.	15,470	182,237
	Heritage Financial Corp.	8,254	214,769
	Heritage Insurance Holdings, Inc.	8,778	22,735
	Hingham Institution For Savings	68	19,721
	Home Bancorp, Inc.	2,324	87,545
	Home BancShares, Inc.	27,711	653,980

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	3,600	$134,244
	Hope Bancorp, Inc.	24,866	373,985
	Horace Mann Educators Corp.	10,297	352,672
	Horizon Bancorp, Inc.	10,022	191,120
	Independent Bank Corp.	6,410	537,158
	Independent Bank Corp.	5,704	119,670
	Independent Bank Group, Inc.	10,491	741,924
	International Bancshares Corp.	13,567	595,049
	Invesco Ltd.	72,026	1,277,741
	Investar Holding Corp.	2,226	48,861
	Investors Title Co.	193	28,757
	Jackson Financial, Inc., Class A	935	25,722
	James River Group Holdings Ltd.	8,380	199,109
	Janus Henderson Group PLC	22,016	567,352
	Jefferies Financial Group, Inc.	34,726	1,131,026
	Kearny Financial Corp.	20,045	234,727
	Kemper Corp.	12,903	603,860
	Lakeland Bancorp, Inc.	12,427	197,838
	LCNB Corp.	2,465	38,208
*	LendingClub Corp.	9,723	134,664
	Lincoln National Corp.	18,177	933,207
	Luther Burbank Corp.	11,664	153,848
	M&T Bank Corp.	5,830	1,034,533
	Macatawa Bank Corp.	10,179	94,665
	MainStreet Bancshares, Inc.	866	20,481
	Mercantile Bank Corp.	4,297	152,286
	Merchants Bancorp	7,486	198,080
	Mercury General Corp.	10,802	452,928
	Meridian Corp.	931	26,599
	Meta Financial Group, Inc.	3,311	111,647
	Metrocity Bankshares, Inc.	700	14,497
*	Metropolitan Bank Holding Corp.	1,215	84,297
	MGIC Investment Corp.	49,704	702,815
	Mid Penn Bancorp, Inc.	3,685	105,686
	Midland States Bancorp, Inc.	4,530	118,686
	MidWestOne Financial Group, Inc.	3,040	94,878
*	Mr Cooper Group, Inc.	10,331	465,412
	MVB Financial Corp.	1,763	57,298
	National Bank Holdings Corp., Class A	5,516	229,576
	National Bankshares, Inc.	833	26,364
	National Western Life Group, Inc., Class A	806	162,812
	Navient Corp.	33,454	550,987
	NBT Bancorp, Inc.	7,901	320,307
	Nelnet, Inc., Class A	5,800	551,522
#	New York Community Bancorp, Inc.	71,802	762,537
*	Nicolet Bankshares, Inc.	2,886	230,822
*	NMI Holdings, Inc., Class A	17,544	332,283
	Northeast Bank	1,916	76,257
	Northeast Community Bancorp, Inc.	2,108	26,350
	Northfield Bancorp, Inc.	13,458	198,102
	Northrim BanCorp, Inc.	1,300	54,145
	Northwest Bancshares, Inc.	29,297	421,291
	Norwood Financial Corp.	406	10,552
	OceanFirst Financial Corp.	13,528	278,136
*	Ocwen Financial Corp.	2,286	78,410
	OFG Bancorp	10,967	301,263
	Old National Bancorp	47,201	821,769
	Old Republic International Corp.	47,311	1,100,927
	Old Second Bancorp, Inc.	4,800	67,440

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	13,424	$499,373
	OP Bancorp	4,129	46,658
*	Oportun Financial Corp.	3,323	30,505
	Oppenheimer Holdings, Inc., Class A	2,246	75,443
	Origin Bancorp, Inc.	4,705	202,644
	Orrstown Financial Services, Inc.	1,812	46,967
	Pacific Premier Bancorp, Inc.	20,000	672,800
	PacWest Bancorp	21,825	611,755
	Park National Corp.	1,377	178,404
	Parke Bancorp, Inc.	1,744	38,281
	PCB Bancorp	1,351	26,034
	PCSB Financial Corp.	4,774	93,045
	Peapack-Gladstone Financial Corp.	4,995	163,137
	Penns Woods Bancorp, Inc.	542	12,038
	PennyMac Financial Services, Inc.	9,590	525,436
	Peoples Bancorp, Inc.	7,410	229,117
	Peoples Financial Services Corp.	1,092	58,138
	Pinnacle Financial Partners, Inc.	10,504	830,866
	Popular, Inc.	12,446	966,681
*	PRA Group, Inc.	8,326	331,708
	Preferred Bank	1,600	116,320
	Premier Financial Corp.	7,584	215,992
	Primis Financial Corp.	6,655	90,175
	ProAssurance Corp.	9,369	207,336
*	Professional Holding Corp., Class A	2,606	58,505
*	PROG Holdings, Inc.	3,325	61,247
	Prosperity Bancshares, Inc.	15,766	1,168,103
	Provident Bancorp, Inc.	2,278	34,489
	Provident Financial Services, Inc.	16,987	413,803
	QCR Holdings, Inc.	3,000	177,870
	Radian Group, Inc.	26,144	584,841
	RBB Bancorp	4,729	107,868
	Red River Bancshares, Inc.	588	32,252
	Regional Management Corp.	1,830	75,030
	Reinsurance Group of America, Inc.	11,935	1,381,834
	RenaissanceRe Holdings Ltd.	3,259	421,421
	Renasant Corp.	12,471	416,531
	Republic Bancorp, Inc., Class A	3,844	172,365
#*	Republic First Bancorp, Inc.	19,807	71,701
	Richmond Mutual BanCorp, Inc.	550	7,645
	Riverview Bancorp, Inc.	4,900	36,064
	S&T Bancorp, Inc.	7,690	237,929
	Safety Insurance Group, Inc.	2,264	195,949
	Sandy Spring Bancorp, Inc.	9,697	400,486
	Seacoast Banking Corp. of Florida	6,216	222,408
*	Security National Financial Corp., Class A	2,579	20,039
	Selective Insurance Group, Inc.	3,087	240,354
	Shore Bancshares, Inc.	4,448	87,181
	Sierra Bancorp	4,135	92,831
	Simmons First National Corp., Class A	21,242	504,497
*	SiriusPoint Ltd.	12,199	53,432
	SmartFinancial, Inc.	4,132	108,465
	South Plains Financial, Inc.	2,608	68,903
	South State Corp.	14,192	1,203,056
*	Southern First Bancshares, Inc.	1,962	87,799
	Southern Missouri Bancorp, Inc.	1,759	94,880
	Southside Bancshares, Inc.	3,285	131,203
	Stewart Information Services Corp.	5,679	310,357
	Stifel Financial Corp.	16,486	986,028

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	StoneX Group, Inc.	2,890	$251,806
	Summit Financial Group, Inc.	898	27,398
	Synovus Financial Corp.	19,801	799,564
	Territorial Bancorp, Inc.	2,739	61,354
*	Texas Capital Bancshares, Inc.	10,627	622,955
	Timberland Bancorp, Inc.	1,300	33,345
	Tiptree, Inc.	9,546	106,056
	Tompkins Financial Corp.	1,660	128,069
	Towne Bank	16,776	501,099
	TriCo Bancshares	5,594	267,393
*	Triumph Bancorp, Inc.	1,030	74,829
	TrustCo Bank Corp. NY	4,745	159,242
	Trustmark Corp.	13,264	430,682
	UMB Financial Corp.	3,133	283,536
	Umpqua Holdings Corp.	29,883	526,240
	United Bankshares, Inc.	20,999	813,501
	United Community Banks, Inc.	17,398	592,054
	United Fire Group, Inc.	6,394	209,915
	United Insurance Holdings Corp.	14,302	15,875
	Unity Bancorp, Inc.	1,986	55,648
	Universal Insurance Holdings, Inc.	7,877	99,644
	Univest Financial Corp.	8,210	204,757
	Unum Group	31,156	1,002,912
	Valley National Bancorp	64,811	757,641
	Veritex Holdings, Inc.	8,899	275,335
	Virtus Investment Partners, Inc.	676	139,472
	Voya Financial, Inc.	16,495	992,339
	Washington Federal, Inc.	16,260	554,954
	Washington Trust Bancorp, Inc.	1,943	106,632
	Waterstone Financial, Inc.	6,614	123,351
	Webster Financial Corp.	12,334	572,914
	WesBanco, Inc.	13,113	447,416
	West BanCorp, Inc.	2,070	53,841
	Western Alliance Bancorp	3,680	281,078
	Western New England Bancorp, Inc.	5,200	45,760
	Westwood Holdings Group, Inc.	546	7,082
	White Mountains Insurance Group Ltd.	539	668,053
	Wintrust Financial Corp.	8,929	768,251
	WSFS Financial Corp.	12,710	606,521
	Zions Bancorp NA	23,363	1,274,452
TOTAL FINANCIALS			95,951,421
HEALTH CARE — (7.3%)
*	Acadia Healthcare Co., Inc.	10,810	896,257
*	Actinium Pharmaceuticals, Inc.	1,500	7,395
*	Addus HomeCare Corp.	5,075	471,011
*	Agios Pharmaceuticals, Inc.	13,527	291,777
#*	Akouos, Inc.	1,324	4,277
#*	Allogene Therapeutics, Inc.	14,403	186,951
*	Allscripts Healthcare Solutions, Inc.	40,445	639,840
*	Altimmune, Inc.	1,745	20,957
*	American Well Corp., Class A	2,523	9,840
*	Amphastar Pharmaceuticals, Inc.	8,758	327,462
#*	AnaptysBio, Inc.	7,929	166,033
*	AngioDynamics, Inc.	10,016	227,263
*	ANI Pharmaceuticals, Inc.	5,337	182,792
*	Anika Therapeutics, Inc.	4,837	112,992
*	Annexon, Inc.	401	2,009
*	Artivion, Inc.	5,856	114,778

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Assembly Biosciences, Inc.	6,700	$13,869
*	Avanos Medical, Inc.	11,827	335,532
*	Avidity Biosciences, Inc.	7,853	127,925
#*	Bioventus, Inc., Class A	1,543	13,100
#*	Bioxcel Therapeutics, Inc.	672	10,376
#*	Bluebird Bio, Inc.	7,364	29,824
*	Brookdale Senior Living, Inc.	49,556	238,860
*	Catalyst Pharmaceuticals, Inc.	13,815	141,466
*	Chinook Therapeutics, Inc.	5,971	110,523
*	Collegium Pharmaceutical, Inc.	5,136	88,288
*	Computer Programs & Systems, Inc.	3,355	113,265
*	Corvus Pharmaceuticals, Inc.	9,288	8,173
*	Covetrus, Inc.	26,499	550,384
*	Cross Country Healthcare, Inc.	5,716	150,674
*	Cumberland Pharmaceuticals, Inc.	6,200	13,950
*	Cymabay Therapeutics, Inc.	20,580	64,415
	DENTSPLY SIRONA, Inc.	5,225	188,936
*	Dyne Therapeutics, Inc.	2,148	22,533
*	Eagle Pharmaceuticals, Inc.	1,429	56,731
*	Elanco Animal Health, Inc.	54,757	1,109,377
*	Electromed, Inc.	666	6,007
*	Emergent BioSolutions, Inc.	11,407	395,138
	Encompass Health Corp.	4,470	226,271
	Enhabit, Inc.	2,235	39,135
*	Enovis Corp.	8,696	519,325
*	Envista Holdings Corp.	29,308	1,191,370
*	Enzo Biochem, Inc.	10,600	25,122
*	FONAR Corp.	1,044	15,138
#*	Fulcrum Therapeutics, Inc.	4,822	28,353
*	Fulgent Genetics, Inc.	3,874	231,471
*	Generation Bio Co.	3,119	19,899
#*	Gritstone bio, Inc.	6,400	16,256
*	Harvard Bioscience, Inc.	6,000	22,560
*	HealthEquity, Inc.	527	30,656
*	HealthStream, Inc.	6,475	155,788
*	Heat Biologics, Inc.	2,400	5,568
*	Heska Corp.	1,219	111,526
*	Homology Medicines, Inc.	17,551	37,735
*	ICU Medical, Inc.	207	36,674
#*	Ideaya Biosciences, Inc.	4,552	67,916
*	Immunic, Inc.	1,080	3,823
#*	Immunovant, Inc.	21,710	89,445
*	Innoviva, Inc.	12,131	173,959
*	Inogen, Inc.	6,488	180,496
*	Integer Holdings Corp.	4,931	344,628
*	Invacare Corp.	3,019	3,411
#*	Ironwood Pharmaceuticals, Inc.	8,973	102,741
*	Jazz Pharmaceuticals PLC	8,094	1,263,150
*	Jounce Therapeutics, Inc.	12,002	36,846
*	KalVista Pharmaceuticals, Inc.	3,851	47,560
*	Kura Oncology, Inc.	14,474	221,597
*	LENSAR, Inc.	858	5,397
*	LHC Group, Inc.	3,089	503,692
*	LifeStance Health Group, Inc.	4,077	24,299
*	Ligand Pharmaceuticals, Inc.	1,546	142,278
*	MEDNAX, Inc.	11,057	250,552
*	Meridian Bioscience, Inc.	5,100	161,466
*	Merit Medical Systems, Inc.	3,827	219,976
#	Mesa Laboratories, Inc.	603	128,590

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Myriad Genetics, Inc.	23,811	$628,134
	National HealthCare Corp.	3,722	264,374
*	Neuronetics, Inc.	4,549	18,969
*	NextCure, Inc.	8,834	37,986
*	NextGen Healthcare, Inc.	12,188	208,659
*	NuVasive, Inc.	5,211	273,682
*	Nuvation Bio, Inc.	3,493	9,641
*	Opiant Pharmaceuticals, Inc.	1,108	11,379
#*	OPKO Health, Inc.	80,284	189,470
*	OraSure Technologies, Inc.	16,401	50,187
*	Organogenesis Holdings, Inc.	14,062	80,716
	Organon & Co.	933	29,595
*	Orgenesis, Inc.	1,208	2,247
*	Orthofix Medical, Inc.	5,032	129,071
	Owens & Minor, Inc.	9,081	321,558
	Patterson Cos., Inc.	12,151	377,410
#*††	PDL BioPharma, Inc.	11,311	27,486
	Perrigo Co. PLC	27,645	1,157,496
#*	Personalis, Inc.	4,035	14,889
*	PetIQ, Inc.	2,385	39,114
	Phibro Animal Health Corp., Class A	2,200	43,054
*	Pliant Therapeutics, Inc.	874	15,181
#*	Poseida Therapeutics, Inc.	5,249	13,070
*	Prelude Therapeutics, Inc.	8,459	42,295
	Premier, Inc., Class A	10,380	399,215
*	Prestige Consumer Healthcare, Inc.	8,155	491,828
#	ProPhase Labs, Inc.	2,203	22,779
*	Prothena Corp. PLC	4,292	133,310
*	QuidelOrtho Corp.	3,972	405,303
*	REGENXBIO, Inc.	8,399	263,477
*	Replimune Group, Inc.	4,110	79,241
*	Retractable Technologies, Inc.	3,622	17,168
#*	Rhythm Pharmaceuticals, Inc.	5,039	63,491
*	Sage Therapeutics, Inc.	10,601	364,780
*	SeaSpine Holdings Corp.	11,127	66,094
	Select Medical Holdings Corp.	17,001	503,570
*	Sharps Compliance Corp.	4,628	39,940
*	Supernus Pharmaceuticals, Inc.	8,338	264,731
*	Surface Oncology, Inc.	9,112	15,582
*	Surgery Partners, Inc.	4,437	174,729
#*	Sutro Biopharma, Inc.	9,381	54,879
*	Taro Pharmaceutical Industries Ltd.	6,098	217,638
*	Turning Point Therapeutics, Inc.	4,466	334,861
*	UFP Technologies, Inc.	1,153	92,840
*	United Therapeutics Corp.	898	207,501
	Universal Health Services, Inc., Class B	13,077	1,470,770
	Utah Medical Products, Inc.	400	36,536
*	Vanda Pharmaceuticals, Inc.	12,226	131,796
#*	Varex Imaging Corp.	8,341	185,921
*	Viking Therapeutics, Inc.	18,588	55,950
*	XBiotech, Inc.	6,691	34,592
*	Xencor, Inc.	3,346	95,997
TOTAL HEALTH CARE			24,345,831
INDUSTRIALS — (18.3%)
*	AAR Corp.	9,715	432,609
	ABM Industries, Inc.	12,753	571,845
	ACCO Brands Corp.	33,501	240,202
	Acme United Corp.	800	23,040

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Acuity Brands, Inc.	4,744	$865,306
*	AeroVironment, Inc.	1,682	145,728
	AGCO Corp.	8,585	935,078
	Air Lease Corp.	20,876	774,708
	Alamo Group, Inc.	3,217	416,312
	Albany International Corp., Class A	5,711	521,243
	Allied Motion Technologies, Inc.	4,747	127,884
*	Alta Equipment Group, Inc.	9,605	107,960
	Altra Industrial Motion Corp.	13,364	557,680
	AMERCO	2,144	1,151,500
*	American Superconductor Corp.	4,301	26,408
*	American Woodmark Corp.	4,781	240,102
*	API Group Corp.	6,939	122,890
	Apogee Enterprises, Inc.	6,785	282,324
	Applied Industrial Technologies, Inc.	1,921	193,233
	ARC Document Solutions, Inc.	15,000	42,150
	ArcBest Corp.	5,105	452,303
	Arcosa, Inc.	10,905	562,262
	Argan, Inc.	4,368	162,315
*	ASGN, Inc.	2,171	225,263
	Astec Industries, Inc.	6,414	315,120
*	Astronics Corp.	8,264	92,722
*	AZEK Co., Inc.	6,589	136,261
	AZZ, Inc.	4,534	192,876
	Barnes Group, Inc.	12,945	437,800
	Barrett Business Services, Inc.	1,644	134,134
*	Beacon Roofing Supply, Inc.	9,961	597,859
	BGSF, Inc.	1,600	20,816
*	BlueLinx Holdings, Inc.	2,672	213,760
	Boise Cascade Co.	9,835	695,433
	Brady Corp., Class A	5,975	285,904
*	BrightView Holdings, Inc.	19,093	250,882
*	Builders FirstSource, Inc.	25,630	1,742,840
*	CACI International, Inc., Class A	3,531	1,067,386
	Carlisle Cos., Inc.	172	50,929
*	CBIZ, Inc.	6,497	296,393
*	CECO Environmental Corp.	13,548	104,997
*	CIRCOR International, Inc.	3,300	57,453
*	Civeo Corp.	3,082	91,443
#*	Clarivate PLC	9,471	137,235
	Columbus McKinnon Corp.	7,131	236,036
*	Commercial Vehicle Group, Inc.	8,639	66,520
#*	Concrete Pumping Holdings, Inc.	11,209	73,195
*	Construction Partners, Inc., Class A	5,446	129,506
	Covenant Logistics Group, Inc.	3,467	116,040
	CRA International, Inc.	1,236	122,376
	Crane Holdings Co.	345	34,131
	Curtiss-Wright Corp.	4,799	688,369
	Deluxe Corp.	5,098	128,164
*	DLH Holdings Corp.	1,750	31,063
*	Ducommun, Inc.	3,393	160,625
*	DXP Enterprises, Inc.	5,603	190,502
*	Dycom Industries, Inc.	3,477	358,687
	Eastern Co.	1,042	21,465
	EMCOR Group, Inc.	6,289	731,851
	Encore Wire Corp.	4,477	619,930
	Enerpac Tool Group Corp.	7,441	151,052
	EnerSys	5,156	339,832
	Ennis, Inc.	8,289	181,115

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EnPro Industries, Inc.	5,655	$528,629
	Esab Corp.	8,696	358,449
	ESCO Technologies, Inc.	6,001	465,378
*	EVI Industries, Inc.	201	1,640
	Federal Signal Corp.	7,757	322,071
	Flowserve Corp.	10,750	363,780
#*	Fluor Corp.	15,679	398,403
*	FTI Consulting, Inc.	3,735	610,897
*	Gates Industrial Corp. PLC	35,316	434,387
	GATX Corp.	6,688	670,472
*	Gencor Industries, Inc.	1,912	18,948
*	Gibraltar Industries, Inc.	7,351	343,953
*	GMS, Inc.	5,602	297,298
	Gorman-Rupp Co.	3,500	107,450
	Graham Corp.	3,300	23,595
	Granite Construction, Inc.	12,330	368,667
*	Great Lakes Dredge & Dock Corp.	11,450	148,049
	Greenbrier Cos., Inc.	9,282	295,353
	Griffon Corp.	9,746	292,477
*	Harsco Corp.	19,072	91,736
#*	Hayward Holdings, Inc.	25,934	302,650
	Healthcare Services Group, Inc.	7,198	103,219
	Heartland Express, Inc.	15,734	249,856
	Heidrick & Struggles International, Inc.	3,341	104,039
	Helios Technologies, Inc.	4,056	279,134
	Herc Holdings, Inc.	3,567	442,379
*	Hertz Global Holdings, Inc.	1,226	26,261
*	Hill International, Inc.	9,621	16,741
	Hillenbrand, Inc.	8,297	383,321
	HNI Corp.	5,236	184,936
*	Hub Group, Inc., Class A	6,057	462,755
*	Hudson Global, Inc.	783	22,073
*	Hudson Technologies, Inc.	8,682	77,357
	Huntington Ingalls Industries, Inc.	1,597	346,293
	Hurco Cos., Inc.	1,672	42,352
*	Huron Consulting Group, Inc.	3,943	264,575
	Hyster-Yale Materials Handling, Inc.	2,869	99,239
	ICF International, Inc.	2,423	228,610
*	IES Holdings, Inc.	4,381	144,573
	Insteel Industries, Inc.	3,169	99,190
	Interface, Inc.	9,515	137,872
	ITT, Inc.	457	34,289
*	JELD-WEN Holding, Inc.	12,699	225,788
	Kaman Corp.	7,100	218,538
*	KAR Auction Services, Inc.	20,640	352,944
	Kelly Services, Inc., Class A	11,141	241,537
	Kennametal, Inc.	22,458	602,997
	Kimball International, Inc., Class B	11,661	95,504
*	Kirby Corp.	9,517	603,758
	Knight-Swift Transportation Holdings, Inc.	30,450	1,673,227
	Korn Ferry	6,514	426,732
*	Kratos Defense & Security Solutions, Inc.	15,995	230,168
*	Lawson Products, Inc.	1,240	61,504
*	LB Foster Co., Class A	2,470	36,111
	Leidos Holdings, Inc.	1,939	207,473
	LSI Industries, Inc.	6,900	41,745
	Luxfer Holdings PLC	4,497	73,481
*	Manitowoc Co., Inc.	10,482	119,809
	ManpowerGroup, Inc.	2,183	171,169

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ManTech International Corp., Class A	4,691	$449,492
	Marten Transport Ltd.	13,239	285,433
*	Masonite International Corp.	1,379	125,530
*	MasTec, Inc.	7,782	614,233
*	Mastech Digital, Inc.	560	8,299
*	Matrix Service Co.	12,100	67,034
	Matson, Inc.	4,908	449,916
	Matthews International Corp., Class A	8,763	244,926
	Maxar Technologies, Inc.	15,033	413,107
*	Mayville Engineering Co., Inc.	3,816	27,246
	McGrath RentCorp	3,278	276,532
*	Mercury Systems, Inc.	8,690	512,797
*	Meritor, Inc.	6,280	228,718
	Miller Industries, Inc.	4,055	97,442
	MillerKnoll, Inc.	8,419	253,496
*	Mistras Group, Inc.	10,831	66,827
	Moog, Inc., Class A	5,428	464,854
*	MRC Global, Inc.	13,629	158,369
	Mueller Industries, Inc.	6,925	466,260
	Mueller Water Products, Inc., Class A	18,972	247,015
*	MYR Group, Inc.	1,663	158,367
	Nielsen Holdings PLC	38,821	929,763
	NL Industries, Inc.	3,378	31,517
*	NN, Inc.	15,900	46,110
*	Northwest Pipe Co.	2,991	93,768
*	NOW, Inc.	30,086	332,751
*	NV5 Global, Inc.	1,750	237,300
	nVent Electric PLC	2,561	90,429
*	Orion Energy Systems, Inc.	5,080	10,770
*	Orion Group Holdings, Inc.	9,300	24,924
	Oshkosh Corp.	3,418	294,290
*	PAM Transportation Services, Inc.	3,814	136,465
	Park Aerospace Corp.	4,183	51,033
	Park-Ohio Holdings Corp.	2,400	42,600
*	Parsons Corp.	13,449	581,400
*	PGT Innovations, Inc.	7,668	167,929
	Powell Industries, Inc.	3,447	82,590
	Preformed Line Products Co.	1,342	80,252
	Primoris Services Corp.	14,529	339,397
*	Proto Labs, Inc.	6,003	293,487
*	Quad/Graphics, Inc.	14,200	45,156
	Quanex Building Products Corp.	9,522	234,336
	Quanta Services, Inc.	266	36,902
*	Radiant Logistics, Inc.	12,253	88,834
*	RCM Technologies, Inc.	1,800	32,076
	Regal Rexnord Corp.	7,732	1,038,408
*	Resideo Technologies, Inc.	25,874	582,424
	Resources Connection, Inc.	9,286	199,278
	REV Group, Inc.	15,298	178,069
	Rush Enterprises, Inc., Class A	8,000	385,520
	Rush Enterprises, Inc., Class B	2,270	123,148
	Ryder System, Inc.	7,719	604,552
	Schneider National, Inc., Class B	14,882	376,961
	Science Applications International Corp.	3,923	380,021
	Sensata Technologies Holding PLC	19,470	865,831
	Snap-on, Inc.	6,228	1,395,383
*	SP Plus Corp.	3,864	132,381
*	SPX Corp.	4,796	283,587
	Standex International Corp.	1,587	154,066

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Steelcase, Inc., Class A	24,130	$268,567
*	Sterling Construction Co., Inc.	4,807	123,588
#*	Sunrun, Inc.	6,266	204,836
	Tennant Co.	2,189	146,729
	Terex Corp.	9,544	319,819
	Textainer Group Holdings Ltd.	13,051	443,342
*	Thermon Group Holdings, Inc.	10,515	163,719
	Timken Co.	10,151	663,672
*	Titan International, Inc.	6,300	105,588
*	Titan Machinery, Inc.	6,214	174,800
	Trinity Industries, Inc.	16,012	415,511
	Triton International Ltd.	15,751	1,009,324
*	TrueBlue, Inc.	10,311	223,130
*	Tutor Perini Corp.	16,068	145,897
*	U.S. Xpress Enterprises, Inc., Class A	7,356	25,820
	UFP Industries, Inc.	7,410	683,276
*	Ultralife Corp.	3,073	13,767
	UniFirst Corp.	2,971	581,989
*	Univar Solutions, Inc.	22,107	597,773
	Universal Logistics Holdings, Inc.	4,902	147,305
*	USA Truck, Inc.	4,200	130,956
*	Vectrus, Inc.	3,321	110,390
*	Veritiv Corp.	1,824	226,212
	VSE Corp.	3,678	154,292
	Wabash National Corp.	7,365	133,012
	Werner Enterprises, Inc.	8,495	373,440
*	WESCO International, Inc.	9,271	1,185,205
*	Willdan Group, Inc.	2,042	55,563
*	Willis Lease Finance Corp.	424	16,549
TOTAL INDUSTRIALS			61,522,550
INFORMATION TECHNOLOGY — (9.4%)
#*	3D Systems Corp.	9,568	109,458
*	ACI Worldwide, Inc.	19,902	567,804
	ADTRAN Holdings, Inc.	15,842	381,634
	Advanced Energy Industries, Inc.	3,352	299,970
*	Airgain, Inc.	1,200	9,912
*	Alpha & Omega Semiconductor Ltd.	9,246	388,424
	Amdocs Ltd.	8,290	721,727
	Amkor Technology, Inc.	47,560	959,285
*	Amtech Systems, Inc.	4,841	37,857
*	Arrow Electronics, Inc.	13,615	1,745,035
*	AstroNova, Inc.	670	8,007
*	Asure Software, Inc.	3,988	22,732
#*	Avaya Holdings Corp.	8,340	7,494
*	Aviat Networks, Inc.	2,496	73,332
	Avnet, Inc.	18,853	902,493
*	Axcelis Technologies, Inc.	2,871	201,917
*	AXT, Inc.	19,227	168,621
	Bel Fuse, Inc., Class B	3,300	81,609
	Belden, Inc.	5,277	341,527
	Benchmark Electronics, Inc.	9,999	255,774
*	BM Technologies, Inc.	554	3,324
*	Brightcove, Inc.	4,038	24,026
*	Cantaloupe, Inc.	4,393	26,666
	Cass Information Systems, Inc.	2,569	93,666
#*	Cerence, Inc.	3,101	87,355
*	CEVA, Inc.	3,114	115,934
*	ChannelAdvisor Corp.	4,093	60,331

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ciena Corp.	2,980	$153,768
*	Cirrus Logic, Inc.	1,781	152,204
#*	Cleanspark, Inc.	2,856	11,395
*	Cognyte Software Ltd.	300	1,353
*	Cohu, Inc.	11,749	335,786
*	Computer Task Group, Inc.	3,298	28,726
	Comtech Telecommunications Corp.	6,397	74,333
	Concentrix Corp.	5,115	684,182
*	Conduent, Inc.	54,937	256,006
*	Consensus Cloud Solutions, Inc.	106	5,727
	CSG Systems International, Inc.	3,041	198,425
	CTS Corp.	3,893	158,367
*	CyberOptics Corp.	700	28,469
*	Daktronics, Inc.	13,790	52,126
*	Digi International, Inc.	7,591	216,268
*	Diodes, Inc.	5,867	477,398
*	DXC Technology Co.	52,131	1,647,340
	Ebix, Inc.	7,400	175,084
*	EMCORE Corp.	14,193	45,418
*	ePlus, Inc.	3,499	194,439
*	Fabrinet	4,815	462,529
*	FARO Technologies, Inc.	1,567	50,959
*	First Solar, Inc.	18,313	1,816,100
*	Flex Ltd.	52,047	874,390
*	GSI Technology, Inc.	6,000	24,600
*	Ichor Holdings Ltd.	7,264	227,073
#*	II-VI, Inc.	2,926	154,025
*	Immersion Corp.	2,490	14,069
	Information Services Group, Inc.	5,878	43,850
*	Insight Enterprises, Inc.	4,513	421,559
#	InterDigital, Inc.	4,086	250,840
*	inTEST Corp.	3,000	25,440
*	Intevac, Inc.	6,900	33,258
*	Issuer Direct Corp.	971	24,265
*	Iteris, Inc.	13,102	34,458
*	Itron, Inc.	5,257	307,009
	Jabil, Inc.	4,238	251,483
	Juniper Networks, Inc.	27,179	761,827
*	Kimball Electronics, Inc.	6,146	135,212
*	Knowles Corp.	23,646	467,009
#	Kulicke & Soffa Industries, Inc.	7,688	369,947
*	KVH Industries, Inc.	8,584	73,994
*	Kyndryl Holdings, Inc.	7,390	77,373
*	Lantronix, Inc.	4,611	33,245
	Littelfuse, Inc.	718	200,229
*	LiveRamp Holdings, Inc.	3,718	98,936
*	Luna Innovations, Inc.	5,944	38,458
*	Magnachip Semiconductor Corp.	4,192	63,970
*	Mandiant, Inc.	3,622	82,509
	Maximus, Inc.	2,473	165,320
	Methode Electronics, Inc.	8,349	344,313
	MKS Instruments, Inc.	4,790	566,178
#*	N-Able, Inc.	14,804	145,375
*	NeoPhotonics Corp.	4,900	78,351
*	NETGEAR, Inc.	8,199	211,370
*	NetScout Systems, Inc.	18,215	648,090
*	nLight, Inc.	3,696	45,313
*	ON24, Inc.	2,075	19,941
*	One Stop Systems, Inc.	3,504	13,666

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Onto Innovation, Inc.	5,626	$468,365
*	OSI Systems, Inc.	2,012	194,500
*	Paya Holdings, Inc.	2,758	19,278
#*	Paysafe Ltd.	4,922	9,893
	PC Connection, Inc.	7,291	345,812
	PC-Tel, Inc.	2,500	11,525
*	PFSweb, Inc.	2,012	21,951
*	Plexus Corp.	3,596	337,844
*	Powerfleet, Inc.	3,651	10,040
*	Qorvo, Inc.	3,585	373,091
#*	Rackspace Technology, Inc.	10,336	69,665
*	Rambus, Inc.	12,259	309,908
*	Ribbon Communications, Inc.	47,142	159,811
	Richardson Electronics Ltd.	4,279	66,881
*	Rogers Corp.	2,025	545,231
*	Sanmina Corp.	15,230	701,342
	Sapiens International Corp. NV	5,082	133,707
*	ScanSource, Inc.	7,075	226,046
*	SecureWorks Corp., Class A	5,306	52,689
*	Smith Micro Software, Inc.	6,223	16,740
	SolarWinds Corp.	19,792	211,972
*	StarTek, Inc.	2,568	8,218
*	Stratasys Ltd.	16,679	343,421
*	Super Micro Computer, Inc.	9,017	487,008
*	Synchronoss Technologies, Inc.	10,900	14,606
	TD SYNNEX Corp.	9,565	960,517
*	TTM Technologies, Inc.	25,148	340,252
#*	Turtle Beach Corp.	2,652	34,476
*	Ultra Clean Holdings, Inc.	12,500	420,000
*	Upland Software, Inc.	6,906	78,176
*	Veeco Instruments, Inc.	5,882	128,228
*	Verint Systems, Inc.	6,961	317,909
*	Viasat, Inc.	13,899	457,694
	Vishay Intertechnology, Inc.	31,946	660,004
*	Vishay Precision Group, Inc.	4,379	136,537
	Wayside Technology Group, Inc.	390	12,285
*	WidePoint Corp.	452	1,329
	Xerox Holdings Corp.	37,878	648,850
TOTAL INFORMATION TECHNOLOGY			31,585,062
MATERIALS — (5.9%)
*	Allegheny Technologies, Inc.	5,688	141,574
	American Vanguard Corp.	8,342	195,286
*	Ampco-Pittsburgh Corp.	3,968	17,459
*	Arconic Corp.	13,537	408,953
	Ashland Global Holdings, Inc.	4,817	483,964
	Avient Corp.	4,757	205,265
*	Berry Global Group, Inc.	14,127	814,422
	Chase Corp.	1,430	130,016
*	Coeur Mining, Inc.	76,308	244,949
	Commercial Metals Co.	16,765	664,229
	Element Solutions, Inc.	21,337	421,619
*	GCP Applied Technologies, Inc.	2,733	86,090
	Glatfelter Corp.	10,960	67,294
	Graphic Packaging Holding Co.	16,234	361,207
	Greif, Inc., Class A	5,160	364,399
	Greif, Inc., Class B	2,501	174,620
	Hawkins, Inc.	3,185	126,604
	HB Fuller Co.	6,803	436,753

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hecla Mining Co.	139,077	$630,019
	Huntsman Corp.	46,597	1,349,449
	Innospec, Inc.	2,743	279,786
*	Intrepid Potash, Inc.	2,592	118,195
	Koppers Holdings, Inc.	6,188	145,666
	Kronos Worldwide, Inc.	6,700	117,719
*	LSB Industries, Inc.	6,415	88,591
	Materion Corp.	2,532	207,472
	Mercer International, Inc.	4,026	64,255
	Minerals Technologies, Inc.	7,930	529,803
	Mosaic Co.	13,900	731,974
	Myers Industries, Inc.	5,156	125,445
*	Ranpak Holdings Corp.	8,004	40,900
*	Rayonier Advanced Materials, Inc.	9,900	35,046
	Reliance Steel & Aluminum Co.	9,827	1,869,587
	Royal Gold, Inc.	3,389	355,066
	Ryerson Holding Corp.	9,683	265,314
	Schnitzer Steel Industries, Inc., Class A	7,102	252,547
	Silgan Holdings, Inc.	10,649	473,880
	Sonoco Products Co.	12,062	765,816
	Steel Dynamics, Inc.	25,741	2,004,709
	Stepan Co.	2,862	321,145
	TriMas Corp.	5,779	171,058
	Trinseo PLC	7,241	259,011
*	Venator Materials PLC	21,052	36,209
	Westlake Corp.	12,020	1,170,027
	WestRock Co.	33,423	1,415,798
	Worthington Industries, Inc.	11,494	588,608
TOTAL MATERIALS			19,757,798
REAL ESTATE — (1.5%)
*	Cushman & Wakefield PLC	27,846	467,813
	Douglas Elliman, Inc.	5,128	30,768
*	Five Point Holdings LLC, Class A	18,171	76,682
*	Forestar Group, Inc.	11,757	162,717
*	FRP Holdings, Inc.	2,238	132,042
*	Howard Hughes Corp.	11,306	801,482
*	Jones Lang LaSalle, Inc.	8,646	1,648,533
	Kennedy-Wilson Holdings, Inc.	20,196	417,249
	Marcus & Millichap, Inc.	6,813	278,788
	Newmark Group, Inc., Class A	21,700	247,380
	RE/MAX Holdings, Inc., Class A	6,394	162,024
*	Realogy Holdings Corp.	32,559	323,311
*	Stratus Properties, Inc.	236	7,474
*	Tejon Ranch Co.	7,622	125,915
TOTAL REAL ESTATE			4,882,178
UTILITIES — (0.4%)
	Genie Energy Ltd., Class B	5,803	55,883
	New Jersey Resources Corp.	11,055	510,630
#	Ormat Technologies, Inc.	6,513	563,635
#*	Sunnova Energy International, Inc.	2,030	52,821
TOTAL UTILITIES			1,182,969
TOTAL COMMON STOCKS Cost ($290,372,756)			327,520,262

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	387,450	$387,450
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	670,957	7,760,955
TOTAL INVESTMENTS — (100.0%)
(Cost $298,520,252)^^			$335,668,667
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,817,544	—	—	$12,817,544
Consumer Discretionary	50,502,182	$485	—	50,502,667
Consumer Staples	12,052,977	—	—	12,052,977
Energy	12,919,265	—	—	12,919,265
Financials	95,951,421	—	—	95,951,421
Health Care	24,318,345	—	$27,486	24,345,831
Industrials	61,522,550	—	—	61,522,550
Information Technology	31,585,062	—	—	31,585,062
Materials	19,757,798	—	—	19,757,798
Real Estate	4,882,178	—	—	4,882,178
Utilities	1,182,969	—	—	1,182,969
Temporary Cash Investments	387,450	—	—	387,450
Securities Lending Collateral	—	7,760,955	—	7,760,955
TOTAL	$327,879,741	$7,761,440	$27,486^	$335,668,667

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (5.0%)
*	A2B Australia Ltd.	60,856	$49,453
	Accent Group Ltd.	167,164	154,173
#	Adairs Ltd.	59,821	101,397
*	Ainsworth Game Technology Ltd.	22,621	14,230
*	Alkane Resources Ltd.	157,526	87,348
*	Allkem Ltd.	23,336	188,237
	ALS Ltd.	186,102	1,528,536
	Altium Ltd.	35,086	774,798
#*	AMA Group Ltd.	274,682	29,797
*	AMP Ltd.	1,343,088	1,028,550
	Ampol Ltd.	118,680	2,811,707
#*	Andromeda Metals Ltd.	315,894	22,243
	APA Group	88,088	722,264
#	Appen Ltd.	39,993	163,979
#*	Arafura Resources Ltd.	147,527	36,724
	ARB Corp. Ltd.	15,647	367,423
	Aristocrat Leisure Ltd.	85,539	2,134,031
	Atlas Arteria Ltd.	179,436	976,372
	AUB Group Ltd.	8,176	112,141
#*	Audinate Group Ltd.	3,011	19,924
#*	Aurelia Metals Ltd.	392,076	75,836
*	Aussie Broadband Ltd.	250	640
	Austal Ltd.	147,496	277,081
	Austin Engineering Ltd.	59,853	10,094
	Australia & New Zealand Banking Group Ltd.	220,026	3,555,898
	Australia & New Zealand Banking Group Ltd.	14,668	234,691
	Australian Ethical Investment Ltd.	20,568	94,428
	Australian Finance Group Ltd.	74,702	99,518
*	Australian Strategic Materials Ltd.	9,362	23,585
	Australian Vintage Ltd.	75,851	35,110
	Auswide Bank Ltd.	3,537	16,575
	Autosports Group Ltd.	7,525	9,641
*	AVZ Minerals Ltd.	69,347	38,779
	Baby Bunting Group Ltd.	48,509	164,218
#	Bank of Queensland Ltd.	232,348	1,230,560
	Bapcor Ltd.	153,512	719,765
	Base Resources Ltd.	129,722	27,677
	Beacon Lighting Group Ltd.	36,860	61,680
#	Bell Financial Group Ltd.	28,791	23,458
#*	Bellevue Gold Ltd.	158,330	94,169
#*	Betmakers Technology Group Ltd.	68,890	24,467
	Blackmores Ltd.	4,817	263,040
	Brambles Ltd.	362,865	2,920,592
	Bravura Solutions Ltd.	82,235	88,240
#	Breville Group Ltd.	35,460	524,245
	BWX Ltd.	51,883	24,820
*	Calix Ltd.	716	3,189
	Capitol Health Ltd.	341,460	66,710
	Capral Ltd.	4,914	29,392
*	Capricorn Metals Ltd.	66,512	182,525
#*	Carnarvon Energy Ltd.	403,991	59,613
	Carsales.com Ltd.	108,597	1,583,150
#*	Catapult Group International Ltd.	40,885	28,536
	Cedar Woods Properties Ltd.	29,993	87,786
	Challenger Ltd.	286,954	1,417,484

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Champion Iron Ltd.	205,533	$701,256
*	City Chic Collective Ltd.	55,775	91,265
	Clinuvel Pharmaceuticals Ltd.	6,242	82,712
#	Clover Corp. Ltd.	30,399	22,909
	Cochlear Ltd.	13,629	2,054,257
#	Codan Ltd.	36,432	223,223
#*	Cogstate Ltd.	11,856	14,987
	Coles Group Ltd.	154,537	2,035,304
*	Collection House Ltd.	24,532	1,166
	Collins Foods Ltd.	27,094	197,496
	Commonwealth Bank of Australia	107,971	7,667,820
	Computershare Ltd.	130,792	2,310,701
#*	Corporate Travel Management Ltd.	18,230	243,106
	CSL Ltd.	36,365	7,404,531
	CSR Ltd.	221,382	710,483
#*	Dacian Gold Ltd.	112,896	9,026
	Data#3 Ltd.	58,341	254,102
*	De Grey Mining Ltd.	118,081	74,465
#*	Deep Yellow Ltd.	23,568	12,634
	Deterra Royalties Ltd.	248,438	758,283
	Dicker Data Ltd.	20,277	160,643
	Domain Holdings Australia Ltd.	71,529	179,086
	Domino's Pizza Enterprises Ltd.	11,309	578,227
	Downer EDI Ltd.	160,823	626,109
	Eagers Automotive Ltd.	77,781	687,619
	Earlypay Ltd.	93,433	32,699
#*	Eclipx Group Ltd.	137,513	254,638
	Elanor Investor Group	9,659	11,160
	Elders Ltd.	80,561	640,154
#*	Elmo Software Ltd.	1,893	3,686
	Emeco Holdings Ltd.	163,382	84,491
#*	EML Payments Ltd.	96,044	71,356
	Endeavour Group Ltd.	173,971	969,268
	Enero Group Ltd.	18,021	39,623
	EQT Holdings Ltd.	1,903	34,161
	Estia Health Ltd.	43,628	61,068
	Evolution Mining Ltd.	707,065	1,306,146
	Fleetwood Ltd.	63,521	76,471
#*	Flight Centre Travel Group Ltd.	21,982	267,328
	Fortescue Metals Group Ltd.	390,412	5,024,039
#*	Frontier Digital Ventures Ltd.	35,346	23,367
	Genworth Mortgage Insurance Australia Ltd.	256,449	508,152
	Gold Road Resources Ltd.	381,188	372,599
	GR Engineering Services Ltd.	11,000	16,406
	GrainCorp Ltd., Class A	105,630	637,660
	Grange Resources Ltd.	114,446	90,493
	GUD Holdings Ltd.	34,808	215,349
	GWA Group Ltd.	109,455	159,634
	Hansen Technologies Ltd.	78,695	315,387
	Harvey Norman Holdings Ltd.	166,964	487,224
*	Hastings Technology Metals Ltd.	5,883	16,890
	Healius Ltd.	200,377	545,955
	Hot Chili Ltd.	5,149	2,572
	HT&E Ltd.	113,080	103,482
	HUB24 Ltd.	5,512	95,221
#	Humm Group Ltd.	140,361	49,333
	IDP Education Ltd.	41,954	844,109
	IGO Ltd.	123,643	968,846
	Iluka Resources Ltd.	71,525	485,442

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Imdex Ltd.	270,498	$344,396
*	Immutep Ltd., Sponsored ADR	4,300	9,718
	Infomedia Ltd.	194,198	217,008
	Insignia Financial Ltd.	281,478	612,389
	Insurance Australia Group Ltd.	303,201	954,042
	Integral Diagnostics Ltd.	71,344	154,666
	InvoCare Ltd.	24,160	187,424
#*	ioneer Ltd.	107,905	42,813
	IPH Ltd.	92,219	569,293
	IRESS Ltd.	91,983	737,615
	IVE Group Ltd.	45,812	69,075
	James Hardie Industries PLC	112,553	2,779,688
#	JB Hi-Fi Ltd.	60,679	1,796,730
	Johns Lyng Group Ltd.	60,158	319,815
	Jumbo Interactive Ltd.	3,096	31,376
#*	Kogan.com Ltd.	19,588	63,403
	Lendlease Corp. Ltd.	169,153	1,225,452
	Lifestyle Communities Ltd.	41,790	497,848
	Link Administration Holdings Ltd.	189,551	584,407
*	Lottery Corp. Ltd.	514,191	1,631,065
	Lovisa Holdings Ltd.	20,293	254,923
	Lycopodium Ltd.	7,406	32,131
*	Lynas Rare Earths Ltd.	149,996	922,377
	MA Financial Group Ltd.	11,193	48,493
#	MACA Ltd.	202,773	142,471
	Macmahon Holdings Ltd.	475,764	48,291
	Macquarie Group Ltd.	32,438	4,151,553
*	Macquarie Telecom Group Ltd.	2,406	113,724
	Mader Group Ltd.	4,543	9,176
#	Magellan Financial Group Ltd.	46,275	475,441
	MaxiPARTS Ltd.	3,380	4,850
	McMillan Shakespeare Ltd.	53,003	457,030
	McPherson's Ltd.	79,250	45,561
	Medibank Pvt Ltd.	838,712	2,016,710
#*	Medical Developments International Ltd.	366	646
#*	Megaport Ltd.	9,942	68,261
#*	Mesoblast Ltd.	101,712	66,747
#*	Metals X Ltd.	132,918	29,554
	Metcash Ltd.	686,835	2,002,082
	Michael Hill International Ltd.	39,511	29,422
	Mineral Resources Ltd.	52,263	1,991,434
#	Monadelphous Group Ltd.	37,711	273,771
	Monash IVF Group Ltd.	94,248	73,761
	Money3 Corp. Ltd.	60,005	93,148
	MotorCycle Holdings Ltd.	6,156	10,345
	Mount Gibson Iron Ltd.	438,600	161,731
	Myer Holdings Ltd.	152,902	50,440
	MyState Ltd.	25,308	84,985
#*	Nanosonics Ltd.	30,069	100,038
	National Australia Bank Ltd.	253,961	5,484,671
	National Tyre & Wheel Ltd.	8,342	5,413
	Navigator Global Investments Ltd.	59,914	64,446
#*	Nearmap Ltd.	53,938	52,821
	Netwealth Group Ltd.	42,956	390,252
	Newcrest Mining Ltd.	61,450	827,919
	nib holdings Ltd.	264,031	1,350,271
	Nick Scali Ltd.	19,461	132,131
	Nickel Industries Ltd.	95,609	73,425
	Nine Entertainment Co. Holdings Ltd.	636,454	928,566

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Northern Star Resources Ltd.	119,052	$654,266
*	Novonix Ltd.	7,542	15,248
	Nufarm Ltd.	221,527	806,770
	Objective Corp. Ltd.	7,562	81,202
#	OM Holdings Ltd.	45,803	20,731
*	Omni Bridgeway Ltd.	72,211	209,520
	oOh!media Ltd.	271,984	239,304
	Orica Ltd.	63,960	758,069
	Orora Ltd.	502,295	1,257,315
	OZ Minerals Ltd.	128,228	1,712,516
	Pacific Current Group Ltd.	18,366	97,626
	Pact Group Holdings Ltd.	95,712	136,149
#*	Paladin Energy Ltd.	368,436	192,699
*	Panoramic Resources Ltd.	139,984	19,372
*	Pantoro Ltd.	50,884	6,727
	Peet Ltd.	185,175	135,120
#	Pendal Group Ltd.	129,815	439,648
	PeopleIN Ltd.	13,166	31,473
	Perenti Global Ltd.	311,515	125,671
#	Perpetual Ltd.	13,323	284,367
	Perseus Mining Ltd.	524,260	622,203
*	Pilbara Minerals Ltd.	225,962	445,536
#	Pinnacle Investment Management Group Ltd.	15,225	108,109
	Platinum Asset Management Ltd.	202,223	259,650
#*	PointsBet Holdings Ltd.	11,537	26,145
*	PolyNovo Ltd.	25,038	28,935
	Praemium Ltd.	52,399	23,286
	Premier Investments Ltd.	38,353	570,450
#	Pro Medicus Ltd.	26,831	939,860
	PSC Insurance Group Ltd.	9,476	29,140
	PTB Group Ltd.	6,207	5,024
	PWR Holdings Ltd.	14,264	83,826
	QBE Insurance Group Ltd.	242,622	1,961,774
#	Ramelius Resources Ltd.	384,278	291,157
	Ramsay Health Care Ltd.	37,700	1,862,446
	REA Group Ltd.	9,090	801,959
*	ReadyTech Holdings Ltd.	14,937	33,841
	Reckon Ltd.	17,452	14,900
*	Red 5 Ltd.	226,524	42,015
*	Redbubble Ltd.	58,802	48,832
	Reece Ltd.	36,749	396,901
#	Regis Resources Ltd.	93,785	116,196
*	Reject Shop Ltd.	6,652	20,104
	Reliance Worldwide Corp. Ltd.	239,007	746,745
#*	Resolute Mining Ltd.	173,016	33,995
*	Retail Food Group Ltd.	1,070,114	36,012
	Rio Tinto Ltd.	68,313	4,733,035
*	RPMGlobal Holdings Ltd.	20,564	22,837
	Sandfire Resources Ltd.	187,265	604,332
	SEEK Ltd.	48,455	784,832
	Servcorp Ltd.	10,583	23,360
*	Service Stream Ltd.	281,340	207,718
	Seven Group Holdings Ltd.	41,917	519,345
*	Seven West Media Ltd.	342,179	114,361
	SG Fleet Group Ltd.	36,966	67,909
	Shaver Shop Group Ltd.	14,608	10,685
*	Sierra Rutile Holdings, Ltd.	71,525	15,992
	Sigma Healthcare Ltd.	608,514	264,303
*	Silver Lake Resources Ltd.	394,518	398,899

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Sims Ltd.	116,910	$1,215,747
	Sims Ltd., Sponsored ADR	819	8,084
	SmartGroup Corp. Ltd.	49,144	238,100
	Sonic Healthcare Ltd.	146,513	3,528,255
	Southern Cross Electrical Engineering Ltd.	30,707	13,928
	Southern Cross Media Group Ltd.	119,462	100,290
	SRG Global Ltd.	57,132	27,972
	St Barbara Ltd.	323,652	255,187
	Steadfast Group Ltd.	314,392	1,178,668
*	Strike Energy Ltd.	91,213	18,679
	Suncorp Group Ltd.	173,319	1,368,748
#	Sunland Group Ltd.	38,677	68,455
	Super Retail Group Ltd.	46,824	326,869
	Symbio Holdings Ltd.	16,103	45,264
	Tabcorp Holdings Ltd.	582,724	406,496
	Tassal Group Ltd.	99,625	343,084
	Technology One Ltd.	151,247	1,254,937
*	Temple & Webster Group Ltd.	13,735	51,057
	Ten Sixty Four Ltd.	46,306	20,426
	TPG Telecom Ltd.	40,322	179,919
	Transurban Group	214,972	2,197,377
	Treasury Wine Estates Ltd.	110,055	948,678
*	Tuas Ltd.	30,977	33,590
*	Tyro Payments Ltd.	50,610	29,614
	Vita Group Ltd.	82,279	11,265
Ω	Viva Energy Group Ltd.	584,084	1,097,243
#*	Webjet Ltd.	77,377	281,931
	Wesfarmers Ltd.	101,902	3,338,871
*	West African Resources Ltd.	372,394	346,691
	Westgold Resources Ltd.	142,670	130,209
	Westpac Banking Corp.	271,811	4,116,072
	WiseTech Global Ltd.	13,058	462,444
	Woolworths Group Ltd.	119,747	3,150,434
	Worley Ltd.	111,688	1,127,188
*	Xero Ltd.	12,771	841,337
TOTAL AUSTRALIA			156,537,123
AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	40,318
	Agrana Beteiligungs AG	2,289	37,958
	ANDRITZ AG	27,149	1,270,296
Ω	BAWAG Group AG	25,921	1,196,766
	CA Immobilien Anlagen AG	8,121	265,069
*	DO & Co. AG	711	59,405
	Erste Group Bank AG	32,043	812,376
*	FACC AG	2,711	20,598
*	Flughafen Wien AG	1,532	51,495
	Immofinanz AG	25,524	0
	Lenzing AG	1,469	118,546
	Mayr Melnhof Karton AG	2,688	429,482
#	Oesterreichische Post AG	10,635	306,467
	Palfinger AG	5,570	138,074
	Porr AG	7,322	90,962
	Raiffeisen Bank International AG	45,335	549,222
#	Rosenbauer International AG	1,549	53,105
	S IMMO AG	8,477	197,726
	Schoeller-Bleckmann Oilfield Equipment AG	5,380	307,624
	Strabag SE	3,689	152,714
#	UBM Development AG	2,066	71,183

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	UNIQA Insurance Group AG	61,131	$418,814
#	Verbund AG	9,015	991,339
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	370,409
	Wienerberger AG	13,247	304,913
	Zumtobel Group AG	11,802	84,328
TOTAL AUSTRIA			8,339,189
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	10,436	1,534,109
	Ageas SA	54,300	2,369,939
	Anheuser-Busch InBev SA	67,658	3,624,290
*	Argenx SE, ADR	954	347,456
*	Argenx SE	2,483	907,043
	Banque Nationale de Belgique	8	13,119
	Barco NV	18,184	476,445
	Bekaert SA	19,494	690,428
#*Ω	Biocartis Group NV	1,000	1,768
#	bpost SA	50,596	317,536
#*	Cie d'Entreprises CFE	3,294	32,185
	Deceuninck NV	16,709	43,301
*	Deme Group NV	3,294	380,833
	D'ieteren Group	3,780	620,397
	Econocom Group SA/NV	103,664	352,668
#	Elia Group SA	11,919	1,809,444
	Etablissements Franz Colruyt NV	26,865	742,793
	EVS Broadcast Equipment SA	2,905	65,747
	Fagron	24,496	373,633
*	Galapagos NV	16,161	819,913
*	Galapagos NV, Sponsored ADR	491	24,997
	Gimv NV	10,069	543,620
*	Greenyard NV	5,108	45,729
	Immobel SA	3,364	202,104
	Ion Beam Applications	8,660	151,567
	Jensen-Group NV	1,531	46,536
	KBC Group NV	50,040	2,620,943
	Melexis NV	5,690	488,218
*	Ontex Group NV	21,609	141,282
*	Orange Belgium SA	12,728	245,084
	Picanol	86	6,243
	Proximus SADP	93,963	1,302,045
	Recticel SA	20,914	321,054
	Roularta Media Group NV	1,354	24,984
	Shurgard Self Storage SA	9,503	490,175
	Solvay SA	10,991	965,372
	Telenet Group Holding NV	15,239	243,722
*	Tessenderlo Group SA	9,945	311,683
	UCB SA	34,774	2,717,197
	Umicore SA	139,732	5,061,423
	Van de Velde NV	2,854	107,375
	VGP NV	3,264	573,276
TOTAL BELGIUM			32,157,676
CANADA — (9.6%)
#*	5N Plus, Inc.	41,197	57,587
#	Absolute Software Corp.	7,570	69,815
	Acadian Timber Corp.	4,200	55,757
*	Aclara Resources, Inc.	13,498	2,951
#*	AcuityAds Holdings, Inc.	10,500	25,911

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Aecon Group, Inc.	23,864	$206,857
#	AG Growth International, Inc.	5,100	135,132
	AGF Management Ltd., Class B	12,300	60,033
	Agnico Eagle Mines Ltd.	109,975	4,727,954
*	Aimia, Inc.	40,723	147,239
#	AirBoss of America Corp.	10,023	126,329
*	AKITA Drilling Ltd., Class A	5,300	8,112
#	Alamos Gold, Inc.,Class A	196,553	1,551,315
	Alimentation Couche-Tard, Inc.	138,139	6,171,514
	AltaGas Ltd.	90,256	2,010,858
#	Altus Group Ltd.	9,257	380,025
	Amerigo Resources Ltd.	13,500	13,705
	Andlauer Healthcare Group, Inc.	6,598	253,811
	Andrew Peller Ltd., Class A	11,700	52,993
*	Argonaut Gold, Inc.	108,800	40,358
*	Aritzia, Inc.	57,111	1,801,792
	Atco Ltd., Class I	25,853	955,544
*	ATS Automation Tooling Systems, Inc.	31,401	994,347
	Aura Minerals, Inc.	2,700	15,213
#*	Aurora Cannabis, Inc.	4,248	5,999
*	AutoCanada, Inc.	2,455	49,692
	B2Gold Corp.	174,975	613,778
#	Badger Infrastructure Solutions Ltd.	15,535	372,801
#*	Ballard Power Systems, Inc.	37,800	303,534
	Bank of Montreal	116,890	11,724,788
	Bank of Nova Scotia	182,557	11,123,411
	Barrick Gold Corp.	59,852	950,179
#	BCE, Inc.	16,490	833,231
	Bird Construction, Inc.	24,125	137,152
#*	BlackBerry Ltd.	110,181	676,007
	BMTC Group, Inc.	1,803	20,064
#*	Bombardier, Inc., Class A	801	14,030
*	Bombardier, Inc., Class B	26,707	446,524
	Boralex, Inc., Class A	73,074	2,651,219
#	Boyd Group Services, Inc.	5,946	747,574
#	Bridgemarq Real Estate Services	1,000	10,410
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	817	40,629
	Brookfield Asset Management, Inc., Class A	154,837	7,687,657
#	Brookfield Infrastructure Corp., Class A	38,240	1,750,796
#	BRP, Inc.	12,787	972,633
#*	CAE, Inc.	48,659	1,288,392
*	Calfrac Well Services Ltd.	11,600	42,575
	Calian Group Ltd.	3,100	167,038
	Cameco Corp.	51,264	1,321,053
	Canaccord Genuity Group, Inc.	39,923	310,206
#*	Canada Goose Holdings, Inc.	24,376	477,414
	Canadian Imperial Bank of Commerce	153,770	7,778,976
	Canadian Tire Corp. Ltd., Class A	30,103	3,867,279
#	Canadian Utilities Ltd., Class A	42,400	1,372,442
	Canadian Western Bank	21,100	426,268
#*	Canfor Pulp Products, Inc.	12,900	56,413
#*	Canopy Growth Corp.	13,391	35,218
*	Capstone Mining Corp.	66,109	149,198
#	Cascades, Inc.	41,397	316,810
	CCL Industries, Inc., Class B	50,922	2,558,129
*	Celestica, Inc.	28,848	304,000
	Centerra Gold, Inc.	95,498	594,367
	CES Energy Solutions Corp.	159,571	331,466
*	CGI, Inc.	68,849	5,902,406

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Charlottes Web Holdings, Inc.	3,924	$2,819
	Chesswood Group Ltd.	1,100	9,964
	CI Financial Corp.	100,596	1,159,499
	Cogeco Communications, Inc.	7,925	512,985
	Cogeco, Inc.	2,829	150,756
#*	Colabor Group, Inc.	30,300	19,403
#	Colliers International Group, Inc.	6,601	824,769
	Computer Modelling Group Ltd.	41,594	161,757
	Constellation Software, Inc.	3,758	6,392,782
*	Converge Technology Solutions Corp.	28,233	130,962
*	Copper Mountain Mining Corp.	62,680	79,295
	Corby Spirit & Wine Ltd.	5,600	76,530
#	Corus Entertainment, Inc., Class B	88,190	258,947
#*	Cronos Group, Inc.	27,000	85,050
#*	Denison Mines Corp.	64,125	76,616
*	Descartes Systems Group, Inc.	14,420	995,581
#*	DIRTT Environmental Solutions	19,000	19,140
	Dollarama, Inc.	60,395	3,660,346
#	Doman Building Materials Group Ltd.	38,876	204,315
#	Dorel Industries, Inc., Class B	7,028	38,583
	DREAM Unlimited Corp., Class A	13,224	340,785
	Dundee Precious Metals, Inc.	21,816	105,455
	Dynacor Gold Mines, Inc.	4,300	10,208
	ECN Capital Corp.	70,161	327,643
	E-L Financial Corp. Ltd.	600	377,182
*	Eldorado Gold Corp.	89,365	549,938
#	Element Fleet Management Corp.	211,832	2,431,713
#	Empire Co. Ltd., Class A	72,750	2,207,696
#	Enbridge, Inc.	211,068	9,482,668
#	Endeavour Mining PLC	88,457	1,744,885
#*	Endeavour Silver Corp.	20,104	73,375
	Enghouse Systems Ltd.	14,900	381,649
*	Ensign Energy Services, Inc.	51,678	139,229
	EQB, Inc.	10,800	468,839
#*	Equinox Gold Corp.	96,534	430,590
*	ERO Copper Corp.	27,628	273,357
	Evertz Technologies Ltd.	10,130	115,100
#	Extendicare, Inc.	18,000	105,986
	Fairfax Financial Holdings Ltd.	7,754	4,176,884
#	Fiera Capital Corp.	33,139	235,755
	Finning International, Inc.	81,889	1,790,552
	Firm Capital Mortgage Investment Corp.	7,800	74,799
#	First Majestic Silver Corp.	63,052	482,985
#	First National Financial Corp.	6,643	194,432
	First Quantum Minerals Ltd.	49,213	899,289
	FirstService Corp.	15,852	2,121,379
*	Fission Uranium Corp.	18,500	10,835
#*	Fortuna Silver Mines, Inc.	43,768	125,287
#*	Galiano Gold, Inc.	10,852	4,576
*	GDI Integrated Facility Services, Inc.	6,500	253,848
	George Weston Ltd.	31,511	3,760,994
#	Gibson Energy, Inc.	94,342	1,939,074
	goeasy Ltd.	6,113	534,467
#*	GoldMoney, Inc.	13,300	16,306
	Great-West Lifeco, Inc.	45,901	1,115,489
*	H2O Innovation, Inc.	6,800	10,355
*	Haivision Systems, Inc.	3,000	12,276
	Hammond Power Solutions, Inc.	1,147	12,540
#	Hardwoods Distribution, Inc.	10,822	282,265

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Heroux-Devtek, Inc.	10,559	$117,583
#	HLS Therapeutics, Inc.	2,100	21,155
#	Home Capital Group, Inc.	21,000	428,675
	Hudbay Minerals, Inc.	93,059	358,271
#Ω	Hydro One Ltd.	69,789	1,948,348
*	i-80 Gold Corp.	14,411	27,347
#	iA Financial Corp., Inc.	59,354	3,265,849
#*	IAMGOLD Corp.	178,540	295,294
*	IBI Group, Inc.	11,900	179,074
#	IGM Financial, Inc.	40,333	1,171,044
*	Imperial Metals Corp.	2,530	5,473
	Information Services Corp.	6,943	108,492
#	Innergex Renewable Energy, Inc.	48,871	734,277
	Intact Financial Corp.	26,383	3,926,906
*	Interfor Corp.	31,142	768,974
*	Ivanhoe Mines Ltd., Class A	32,721	203,396
Ω	Jamieson Wellness, Inc.	17,574	510,525
*	Karora Resources, Inc.	68,188	178,384
	K-Bro Linen, Inc.	3,622	92,293
	Keyera Corp.	45,865	1,188,754
*	Kinaxis, Inc.	7,060	843,969
	Kinross Gold Corp.	479,757	1,641,269
*	Knight Therapeutics, Inc.	23,582	106,626
#	KP Tissue, Inc.	2,300	18,715
#	Labrador Iron Ore Royalty Corp.	8,900	196,689
*	Laramide Resources Ltd.	9,500	3,858
	Lassonde Industries, Inc., Class A	405	38,269
	Laurentian Bank of Canada	19,611	639,993
	Leon's Furniture Ltd.	14,365	187,338
	LifeWorks, Inc.	30,344	748,322
#*	Lightspeed Commerce, Inc.	36,651	786,164
#	Linamar Corp.	12,776	582,455
	Loblaw Cos. Ltd.	50,857	4,629,559
	Logistec Corp., Class B	700	22,888
#*	Lucara Diamond Corp.	91,530	46,460
#*	Lundin Gold, Inc.	23,728	158,428
	Lundin Mining Corp.	352,498	1,987,455
#*	MAG Silver Corp.	5,500	76,560
	Magellan Aerospace Corp.	4,606	26,149
	Magna International, Inc.	64,977	4,149,403
*	Major Drilling Group International, Inc.	8,743	65,476
*	Mandalay Resources Corp.	5,600	12,114
	Martinrea International, Inc.	22,900	167,027
	Maverix Metals, Inc.	13,364	56,797
	Melcor Developments Ltd.	5,400	59,332
	Metro, Inc.	59,568	3,298,539
	Morguard Corp.	1,153	99,548
*	Mountain Province Diamonds, Inc.	5,600	2,187
#	MTY Food Group, Inc.	4,607	207,760
#	Mullen Group Ltd.	27,221	310,356
#	National Bank of Canada	124,906	8,764,050
	Neo Performance Materials, Inc.	5,900	67,038
#*	New Gold, Inc.	225,998	185,309
#	NFI Group, Inc.	20,078	216,216
	North American Construction Group Ltd.	22,994	256,153
#	North West Co., Inc.	25,905	697,516
	Northland Power, Inc.	31,297	1,026,003
*	Novagold Resources, Inc.	8,500	41,480
	Nutrien Ltd.	27,607	2,364,816

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*Ω	Nuvei Corp.	6,114	$213,367
*	OceanaGold Corp.	263,630	479,683
	Open Text Corp.	63,357	2,591,342
#*	Organigram Holdings, Inc.	42,683	45,671
	Osisko Gold Royalties Ltd.	88,427	924,553
#*	Osisko Mining, Inc.	20,728	45,970
#	Pan American Silver Corp.	89,755	1,824,904
#	Parkland Corp.	131,134	3,679,391
	Pason Systems, Inc.	41,730	501,197
	Pembina Pipeline Corp.	36,424	1,390,668
	PHX Energy Services Corp.	29,100	133,621
*	Pipestone Energy Corp.	11,500	38,526
	Polaris Renewable Energy, Inc.	11,000	191,129
#	Pollard Banknote Ltd.	700	12,081
*	Precision Drilling Corp.	5,553	378,532
#	Premium Brands Holdings Corp.	10,426	837,711
	Primo Water Corp.	43,165	570,641
	Pulse Seismic, Inc.	6,600	11,442
	Quarterhill, Inc.	53,700	89,322
	Quebecor, Inc., Class B	74,238	1,649,347
#*	Real Matters, Inc.	22,026	101,138
#*	Recipe Unlimited Corp.	4,869	50,684
	Restaurant Brands International, Inc.	34,678	1,859,087
	Richelieu Hardware Ltd.	27,450	830,649
	Ritchie Bros Auctioneers, Inc.	42,186	3,040,392
	Rogers Communications, Inc.,Class B	91,813	4,220,358
	Rogers Sugar, Inc.	19,343	97,731
#	Royal Bank of Canada	234,028	22,819,465
	Russel Metals, Inc.	31,041	667,095
*	Sabina Gold & Silver Corp.	67,741	62,951
#	Sandstorm Gold Ltd.	47,969	285,430
#	Savaria Corp.	11,100	117,800
*	Seabridge Gold, Inc.	9,303	127,637
	Secure Energy Services, Inc.	139,240	698,076
	Shaw Communications, Inc.,Class B	164,143	4,437,461
*	ShawCor Ltd.	46,654	212,039
*	Shopify, Inc.,Class A	49,750	1,732,812
#	Sienna Senior Living, Inc.	7,800	82,718
#*	Sierra Wireless, Inc.	11,299	281,223
Ω	Sleep Country Canada Holdings, Inc.	16,805	375,850
#	SNC-Lavalin Group, Inc.	79,915	1,494,018
	SNDL, Inc.	4,981	11,207
	Softchoice Corp.	1,533	28,684
*Ω	Spin Master Corp.	23,665	882,067
	Sprott, Inc.	3,670	138,817
#	SSR Mining, Inc.	63,365	1,042,988
	Stantec, Inc.	41,412	2,044,127
#	Stella-Jones, Inc.	32,643	968,928
*	Steppe Gold Ltd.	5,600	4,810
	Sun Life Financial, Inc.	111,963	5,199,425
*	SunOpta, Inc.	1,600	14,112
#	Superior Plus Corp.	44,376	400,945
	Supremex, Inc.	4,000	10,808
*	Taiga Building Products Ltd.	5,000	9,059
#*	Taseko Mines Ltd.	75,600	83,436
	TECSYS, Inc.	1,764	53,903
	TELUS Corp.	9,416	216,769
*	TELUS International CDA, Inc.	2,564	70,997
#	TerraVest Industries, Inc.	7,060	130,940

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TFI International, Inc.	23,090	$2,306,220
#	Thomson Reuters Corp.	13,358	1,499,837
	Tidewater Midstream & Infrastructure Ltd.	113,657	110,058
	Timbercreek Financial Corp.	34,530	225,697
	TMX Group Ltd.	8,501	872,240
*	Torex Gold Resources, Inc.	32,393	246,638
	Toromont Industries Ltd.	33,520	2,823,109
#	Toronto-Dominion Bank	198,396	12,888,593
	Total Energy Services, Inc.	28,970	174,423
	Transcontinental, Inc., Class A	50,726	643,310
*	Trican Well Service Ltd.	127,154	376,333
#	Tricon Residential, Inc.	80,699	877,246
*	Trisura Group Ltd.	7,100	198,105
*	Turquoise Hill Resources Ltd.	40,199	1,051,103
*	Uni-Select, Inc.	14,819	428,062
*	Viemed Healthcare, Inc.	3,400	26,690
*	Vitalhub Corp.	5,100	10,594
	Wajax Corp.	10,700	174,469
*	Wall Financial Corp.	300	2,750
#*	Wesdome Gold Mines Ltd.	57,851	465,320
#	West Fraser Timber Co. Ltd.	48,704	4,559,933
	Western Forest Products, Inc.	192,961	224,522
	Wheaton Precious Metals Corp.	58,078	1,992,075
*	WildBrain Ltd.	18,132	33,133
	Winpak Ltd.	11,100	402,115
	WSP Global, Inc.	21,568	2,602,207
	Yamana Gold, Inc.	478,723	2,288,099
	Yellow Pages Ltd.	6,064	59,667
TOTAL CANADA			299,174,376
CHINA — (0.0%)
*	China Display Optoelectronics Technology Holdings Ltd.	144,000	7,167
	China Gold International Resources Corp. Ltd.	34,632	95,738
	Fountain SET Holdings Ltd.	74,000	10,169
*††	Hanfeng Evergreen, Inc.	2,300	0
TOTAL CHINA			113,074
DENMARK — (3.3%)
*	ALK-Abello AS	42,500	848,543
	Alm Brand AS	365,365	549,838
	Ambu AS, Class B	15,902	180,794
#*	Bang & Olufsen AS	44,123	92,661
#*	Bavarian Nordic AS	35,084	1,739,691
*	Brodrene Hartmann AS	980	36,646
	Carlsberg AS, Class B	16,398	2,120,948
	cBrain AS	1,895	54,340
	Chemometec AS	3,561	425,370
#	Chr Hansen Holding AS	54,234	3,549,768
	Coloplast AS, Class B	19,872	2,325,797
	Columbus AS	33,734	39,380
	Danske Bank AS	130,721	1,828,041
#*	Demant AS	39,254	1,495,410
*	Drilling Co. of 1972 AS	8,152	386,877
	DSV AS	31,410	5,292,571
#	FLSmidth & Co. AS	26,410	725,410
	Fluegger Group AS	455	30,244
*	Genmab AS	5,697	2,027,106
#	GN Store Nord AS	33,366	1,161,941

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS	194,085	$959,287
*	H Lundbeck AS, Class A	13,199	62,927
*	H+H International A/S, Class B	5,147	104,990
#*	ISS AS	80,337	1,404,012
*	Jyske Bank AS	21,728	1,137,168
	Matas AS	18,155	194,787
#*Ω	Netcompany Group AS	12,799	717,733
*	Nilfisk Holding AS	5,922	139,964
*	NKT AS	18,105	927,613
*Ω	NNIT AS	5,720	56,686
	North Media AS	2,886	30,185
	Novo Nordisk AS, Sponsored ADR	14,665	1,702,020
	Novo Nordisk AS, Class B	374,500	43,619,421
	Novozymes AS, Class B	50,078	3,198,996
*	NTG Nordic Transport Group AS, Class A	3,647	160,791
Ω	Orsted AS	23,193	2,700,051
	Pandora AS	52,533	3,902,766
*	Parken Sport & Entertainment AS	758	8,956
	Per Aarsleff Holding AS	7,791	239,871
	Ringkjoebing Landbobank AS	16,997	1,908,698
	Royal Unibrew AS	18,827	1,605,634
*	RTX AS	2,621	60,767
	Schouw & Co. AS	3,035	225,974
	SimCorp AS	12,995	969,924
	Solar AS, Class B	3,891	365,930
	SP Group AS	1,094	49,131
	Spar Nord Bank AS	35,908	411,435
	Sparekassen Sjaelland-Fyn AS	4,139	89,280
	Sydbank AS	17,811	546,959
	TCM Group AS	3,151	40,285
*	Tivoli AS	528	58,674
	Topdanmark AS	25,894	1,262,446
	Tryg AS	85,977	1,960,391
#	Vestas Wind Systems AS	232,372	6,107,602
*	Zealand Pharma AS	10,485	189,102
TOTAL DENMARK			102,031,832
FINLAND — (1.9%)
	Aktia Bank Oyj	23,868	228,874
	Alandsbanken Abp, Class B	2,751	81,779
	Alma Media Oyj	15,884	166,201
	Anora Group Oyj	14,517	123,359
	Aspo Oyj	10,737	82,670
#	Bittium Oyj	1,503	8,043
	Cargotec Oyj, Class B	20,036	708,610
	Caverion Oyj	54,007	269,344
#	Citycon Oyj	13,769	97,965
	Digia Oyj	6,198	47,061
	Elisa Oyj	54,829	3,032,322
Ω	Enento Group Oyj	6,936	166,960
	Enersense International Oyj	1,285	7,461
	Fiskars Oyj Abp	6,430	127,015
	Fortum Oyj	19,000	213,262
*	F-Secure Oyj	24,898	77,232
	Glaston OYJ ABP	6,908	6,010
	Gofore Oyj	577	14,146
#	Harvia Oyj	5,142	109,721
	Huhtamaki Oyj	51,341	2,001,198
	Ilkka Oyj	2,760	11,855

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Incap Oyj	1,295	$20,689
	Kamux Corp.	12,213	100,705
	Kemira Oyj	51,885	658,794
	Kesko Oyj, Class A	56,954	1,290,382
	Kesko Oyj, Class B	177,351	4,386,451
	Kojamo Oyj	26,058	464,858
	Kone Oyj, Class B	86,521	3,954,134
	Konecranes Oyj	26,533	712,380
#	Lassila & Tikanoja Oyj	26,743	313,798
	Marimekko Oyj	11,350	157,785
	Metsa Board Oyj, Class A	133	1,351
	Metsa Board Oyj, Class B	77,208	688,292
	Metso Outotec Oyj	313,768	2,593,823
#	Musti Group Oyj	11,647	241,400
	Neste Oyj	91,663	4,713,429
*	NoHo Partners Oyj	1,829	13,954
	Nokia Oyj	469,553	2,445,709
	Nokian Renkaat Oyj	32,510	384,521
	Nordea Bank Abp	505,323	4,980,503
	Olvi Oyj, Class A	5,420	199,545
	Oma Saastopankki Oyj	1,944	43,430
	Oriola Oyj, Class A	17,876	36,427
	Oriola Oyj, Class B	80,101	162,755
	Orion Oyj, Class A	10,006	477,552
	Orion Oyj, Class B	45,341	2,164,466
	Outokumpu Oyj	172,295	758,581
	Pihlajalinna Oyj	8,421	91,492
#	Ponsse Oyj	5,991	161,242
#*	QT Group Oyj	5,361	433,494
#	Raisio Oyj, Class V	66,133	146,686
	Rapala VMC Oyj	2,115	12,203
	Revenio Group Oyj	7,790	401,259
Ω	Rovio Entertainment Oyj	19,791	134,233
	Sampo Oyj, Class A	175,524	7,583,116
	Sanoma Oyj	47,469	670,529
	Scanfil Oyj	4,207	31,049
	Stora Enso Oyj, Class R	128,341	1,984,882
	Taaleri Oyj	4,565	48,857
#	Talenom Oyj	2,789	31,957
#*	Tecnotree Oyj	22,408	18,682
	Teleste Oyj	2,478	9,615
#Ω	Terveystalo Oyj	65,640	616,588
	TietoEVRY Oyj	55,831	1,518,598
	Tokmanni Group Corp.	24,333	320,082
	UPM-Kymmene Oyj	64,188	2,034,102
	Uponor Oyj	27,251	410,270
	Vaisala Oyj, Class A	9,389	433,200
	Valmet Oyj	82,825	2,304,801
#	Verkkokauppa.com Oyj	4,781	19,934
	Wartsila OYJ Abp	157,451	1,383,450
*	WithSecure Oyj	24,898	45,212
#	YIT Oyj	56,931	193,659
TOTAL FINLAND			60,585,994
FRANCE — (8.6%)
	ABC arbitrage	12,905	92,290
#*	Aeroports de Paris	3,565	492,583
	Airbus SE	113,134	12,198,299
	AKWEL	2,084	37,529

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	ALD SA	72,736	$861,633
#	Alstom SA	107,446	2,553,529
	Altamir	2,530	65,657
	Alten SA	13,272	1,797,560
Ω	Amundi SA	22,304	1,210,991
	Arkema SA	29,416	2,786,741
	Assystem SA	1,932	72,792
#*	Atari SA	21,703	2,961
#*	Atos SE	36,852	454,330
	Aubay	2,680	142,503
	AXA SA	348,035	8,019,600
	Axway Software SA	4,622	89,647
#	Bastide le Confort Medical	1,130	42,530
	Beneteau SA	17,564	201,978
#	Bigben Interactive	9,903	149,271
	BioMerieux	12,868	1,392,798
	BNP Paribas SA	151,420	7,154,184
	Boiron SA	1,876	87,746
#	Bonduelle SCA	4,870	65,492
	Bouygues SA	66,102	1,998,246
#	Bureau Veritas SA	97,555	2,690,626
	Capgemini SE	27,849	5,311,830
#	Carrefour SA	340,347	5,800,208
#*	Casino Guichard Perrachon SA	15,160	178,801
	Catana Group	9,173	68,541
	CBo Territoria	19,983	74,210
#	Cegedim SA	4,449	95,303
*	CGG SA	495,044	442,154
	Chargeurs SA	3,184	54,586
	Cie de Saint-Gobain	55,113	2,569,909
*	Cie des Alpes	7,620	133,784
	Cie Plastic Omnium SA	12,731	238,113
#*	Claranova SE	24,407	95,871
*	Coface SA	53,480	560,087
	Credit Agricole SA	191,991	1,768,972
	Danone SA	40,806	2,250,008
	Dassault Aviation SA	6,316	903,331
	Dassault Systemes SE	77,929	3,342,505
	Derichebourg SA	50,509	321,935
	Edenred	82,267	4,222,806
	Eiffage SA	41,730	3,915,901
	Electricite de France SA	75,172	912,907
#*Ω	Elior Group SA	49,414	160,580
	Elis SA	51,341	766,308
	Engie SA	59,288	733,531
	Equasens	1,274	110,985
*	ESI Group	906	64,321
	EssilorLuxottica SA	12,599	1,975,301
*	Euroapi SA	4,142	69,875
	Eurofins Scientific SE	45,220	3,525,277
Ω	Euronext NV	30,878	2,515,895
	Eutelsat Communications SA	109,984	836,948
	Exel Industries, Class A	353	16,522
*	Faurecia SE	43,818	792,195
	FERMENTALG COMMON STOCK EUR.04	2,714	6,068
	Fnac Darty SA	13,959	559,933
	Gaztransport Et Technigaz SA	13,882	1,914,661
	Getlink SE	63,577	1,272,451
*	GL Events	4,130	79,054

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Groupe Crit	1,898	$118,512
*	Groupe Gorge SA	547	10,745
	Groupe SFPI	6,247	16,885
	Guerbet	1,951	40,253
	Haulotte Group SA	9,012	31,847
#	Hermes International	8,092	11,101,769
	HEXAOM	1,318	35,314
*	ID Logistics Group	749	242,517
	Imerys SA	6,872	232,867
	Infotel SA	2,578	141,236
	Interparfums SA	282	14,147
	Ipsen SA	26,084	2,638,583
	IPSOS	21,861	1,120,501
	Jacquet Metals SACA	7,542	135,848
*	JCDecaux SA	32,150	518,467
#	Kaufman & Broad SA	11,998	333,109
	Kering SA	13,378	7,658,784
	Korian SA	17,758	262,752
Ω	La Francaise des Jeux SAEM	63,048	2,251,950
	Laurent-Perrier	972	99,016
	Lectra	10,147	356,654
	Legrand SA	41,794	3,421,617
	Linedata Services	1,111	41,555
	LISI	5,977	140,827
#	LNA Sante SA	962	32,945
	L'Oreal SA	49,504	18,715,350
#*	Lumibird	872	18,277
	LVMH Moet Hennessy Louis Vuitton SE	55,094	38,254,739
#Ω	Maisons du Monde SA	17,092	182,687
	Manitou BF SA	4,378	83,331
	Manutan International	280	19,169
	Mersen SA	5,070	178,370
	Metropole Television SA	13,689	180,318
#*	Nacon SA	6,145	34,424
	Nexans SA	11,733	1,126,891
#	Nexity SA	29,792	732,129
	Oeneo SA	5,443	81,834
*	OL Groupe SA	6,601	19,634
	Orange SA	530,209	5,417,904
#*	Orpea SA	8,154	203,028
	Pernod Ricard SA	19,941	3,917,296
#*	Prodways Group SA	4,249	12,870
	Publicis Groupe SA	62,565	3,329,418
	Quadient SA	15,198	295,899
*††	Recylex SA	633	224
#	Remy Cointreau SA	8,830	1,744,430
*	Renault SA	71,020	2,099,662
	Rexel SA	180,173	3,202,114
	Robertet SA	61	57,108
	Rothschild & Co.	15,536	572,142
	Rubis SCA	50,344	1,230,469
	Safran SA	22,098	2,428,913
	Samse SA	200	36,245
	Sanofi	95,270	9,467,315
	Sartorius Stedim Biotech	4,252	1,700,967
	Schneider Electric SE	48,933	6,767,701
#	SCOR SE	116,628	2,052,363
	SEB SA	12,412	1,044,972
	SES SA	165,187	1,246,625

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*Ω	SMCP SA	20,526	$111,761
	Societe BIC SA	10,512	593,961
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	37,899
	Societe Generale SA	163,487	3,663,154
	Societe pour l'Informatique Industrielle	3,552	167,952
#*	Solocal Group	17,197	17,465
	Somfy SA	4,011	507,184
	Sopra Steria Group SACA	9,773	1,628,485
	SPIE SA	65,100	1,563,372
	Stef SA	917	87,534
	Sword Group	4,402	181,875
	Synergie SE	4,886	146,317
*	Technicolor SA	21,549	69,046
	Technip Energies NV	88,015	1,039,480
	Teleperformance	12,431	4,156,938
#	Television Francaise 1	33,050	227,671
	Thales SA	36,100	4,489,382
	Thermador Groupe	4,406	370,788
#	Tikehau Capital SCA	8,066	199,562
*	Touax SA	905	7,765
	Trigano SA	3,700	362,029
*	Ubisoft Entertainment SA	49,337	2,100,494
	Valeo	61,030	1,310,926
*	Vallourec SA	74,345	688,882
	Vilmorin & Cie SA	2,737	113,194
	Vinci SA	63,976	6,132,659
	Virbac SA	1,494	551,817
	Vivendi SE	93,323	885,943
	Vranken-Pommery Monopole SA	1,133	20,575
	Wavestone	5,088	265,684
*Ω	Worldline SA	85,720	3,783,520
TOTAL FRANCE			266,260,015
GERMANY — (5.9%)
	3U Holding AG	1,542	4,079
	7C Solarparken AG	19,158	102,338
*	Aareal Bank AG	29,277	952,261
#	Adesso SE	1,161	201,149
	Adidas AG	46,381	8,023,518
	AIXTRON SE	3,694	95,500
	All for One Group SE	1,306	68,871
	Allgeier SE	3,172	108,916
	Allianz SE	47,864	8,692,394
	AlzChem Group AG	138	2,698
	Amadeus Fire AG	3,458	386,361
	Aroundtown SA	417,762	1,339,776
	Atoss Software AG	2,250	355,034
	Aurubis AG	16,913	1,221,069
	Basler AG	2,142	81,613
#*	Bauer AG	5,212	46,327
	Bayerische Motoren Werke AG	75,446	6,164,944
	BayWa AG	7,674	330,319
	Bechtle AG	37,350	1,727,582
	Beiersdorf AG	14,490	1,494,277
	Bertrandt AG	2,343	87,507
*	Bijou Brigitte AG	1,981	54,432
	Bilfinger SE	13,167	397,875
*	Borussia Dortmund GmbH & Co. KGaA	27,309	106,526
	Brenntag SE	65,986	4,635,192

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CANCOM SE	9,579	$327,456
	Carl Zeiss Meditec AG	9,221	1,345,711
#	CECONOMY AG	98,554	198,767
	CENIT AG	3,758	62,315
	Cewe Stiftung & Co. KGAA	3,729	320,237
*	Commerzbank AG	496,969	3,404,795
	CompuGroup Medical SE & Co. KgaA	13,885	601,891
	Continental AG	24,837	1,769,416
Ω	Covestro AG	110,403	3,723,383
	CropEnergies AG	7,503	110,572
*	CTS Eventim AG & Co. KGaA	19,773	1,089,162
*	Daimler Truck Holding AG	117,058	3,198,605
#*Ω	Delivery Hero SE	17,568	847,592
	Dermapharm Holding SE	3,463	195,100
	Deutsche Bank AG	170,256	1,482,930
	Deutsche Beteiligungs AG	6,612	190,837
	Deutsche Boerse AG	31,990	5,584,344
Ω	Deutsche Pfandbriefbank AG	34,408	318,045
	Deutsche Post AG	92,993	3,714,128
	Deutsche Telekom AG, Sponsored ADR	3,713	70,807
	Deutsche Telekom AG	328,772	6,246,331
	Deutsche Wohnen SE	6,356	157,160
	Deutz AG	50,368	210,281
*	DFV Deutsche Familienversicherung AG	1,942	22,149
#	DIC Asset AG	22,026	250,534
	DMG Mori AG	2,478	103,373
	Dr Hoenle AG	1,006	23,600
	Draegerwerk AG & Co. KGaA	1,079	49,113
	Duerr AG	20,859	518,611
Ω	DWS Group GmbH & Co. KGaA	7,587	221,463
	E.ON SE	1,009,672	9,076,042
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,681	74,540
	ElringKlinger AG	6,586	52,713
	Encavis AG	42,998	940,915
	Energiekontor AG	2,432	238,689
	Evonik Industries AG	55,356	1,180,726
#	Fabasoft AG	1,254	27,839
	Fielmann AG	6,642	268,484
	First Sensor AG	411	24,543
#*	flatexDEGIRO AG	13,649	138,827
	FORTEC Elektronik AG	383	9,244
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	356,577
	Freenet AG	57,573	1,355,651
	Fresenius Medical Care AG & Co. KGaA	30,092	1,115,615
	Fresenius SE & Co. KGaA	61,621	1,576,817
	Fuchs Petrolub SE	10,321	263,701
*	Gateway Real Estate AG	354	1,747
	GEA Group AG	63,419	2,367,278
*	Gesco AG	3,348	90,084
	GFT Technologies SE	9,787	442,322
*	GK Software SE	380	50,592
*	Global Fashion Group SA	4,210	6,247
	Grand City Properties SA	28,743	392,016
	GRENKE AG	4,514	118,529
*	H&R GmbH & Co. KGaA	8,388	55,101
	Hamburger Hafen und Logistik AG	7,861	109,561
	Hannover Rueck SE	11,912	1,689,682
	Hawesko Holding AG	1,210	51,800
#*	Heidelberger Druckmaschinen AG	91,729	140,784

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	HelloFresh SE	88,481	$2,445,591
	Henkel AG & Co. KGaA	13,114	826,901
	Hensoldt AG	9,473	242,883
	Hornbach Holding AG & Co. KGaA	4,575	359,092
	Hugo Boss AG	31,860	1,882,683
*	Hypoport SE	1,058	219,907
#	Indus Holding AG	10,640	255,137
	Infineon Technologies AG	77,254	2,118,650
Ω	Instone Real Estate Group SE	22,434	245,788
	IVU Traffic Technologies AG	3,842	63,332
	Jenoptik AG	15,445	374,083
#Ω	JOST Werke AG	5,123	212,979
	K+S AG	15,465	326,098
	KION Group AG	33,411	1,523,963
	Kloeckner & Co. SE	38,915	381,391
	Knaus Tabbert AG	330	9,960
	Knorr-Bremse AG	22,418	1,335,565
*	Koenig & Bauer AG	6,934	105,175
#	Kontron AG	12,351	184,035
	KPS AG	5,062	21,191
	Krones AG	6,004	523,129
	Lanxess AG	34,586	1,271,927
	Leifheit AG	3,048	54,688
#*	Leoni AG	6,219	48,035
*	LPKF Laser & Electronics AG	2,487	24,425
*	Manz AG	596	21,825
*	Medios AG	1,354	39,364
	Mercedes-Benz Group AG	184,475	10,879,225
*	METRO AG	64,789	526,547
	MLP SE	26,024	152,259
	MTU Aero Engines AG	12,792	2,472,865
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,614	3,539,787
#	Mutares SE & Co. KGaA	3,415	62,163
#*	Nagarro SE	3,729	437,328
	Nemetschek SE	26,223	1,755,540
	New Work SE	929	124,348
	Nexus AG	4,699	251,044
#*	Nordex SE	51,445	499,876
	Norma Group SE	6,035	112,589
	OHB SE	2,457	84,328
	Patrizia AG	9,522	122,910
	Pfeiffer Vacuum Technology AG	1,776	280,805
	PNE AG	7,350	116,999
	ProSiebenSat.1 Media SE	117,178	1,002,190
	PSI Software AG	3,733	93,299
#	Puma SE	47,181	3,184,486
#*	QIAGEN NV	71,453	3,555,003
#	Rational AG	3,119	2,174,084
	Rheinmetall AG	16,355	2,999,132
	RTL Group SA	23,010	903,863
	SAF-Holland SE	21,483	173,780
	SAP SE, Sponsored ADR	1,458	135,900
	SAP SE	79,831	7,446,053
Ω	Scout24 SE	19,707	1,126,619
	Secunet Security Networks AG	662	191,492
	Siemens AG	84,373	9,411,299
*	Siemens Energy AG	146,436	2,433,398
Ω	Siemens Healthineers AG	26,737	1,370,101
	Sixt SE	7,230	882,651

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	SMA Solar Technology AG	983	$53,635
	Software AG	23,965	647,450
	Stabilus SE	10,627	598,916
	Stemmer Imaging AG	242	8,430
	STRATEC SE	4,619	426,073
	Stroeer SE & Co. KGaA	12,716	556,169
#	SUESS MicroTec SE	5,423	85,744
	Surteco Group SE	706	16,942
	Symrise AG	20,855	2,433,478
	TAG Immobilien AG	58,868	651,920
	Takkt AG	12,576	171,488
*	Talanx AG	16,587	605,521
*Ω	TeamViewer AG	75,681	787,966
	Technotrans SE	943	24,259
	Telefonica Deutschland Holding AG	368,740	980,343
*	thyssenkrupp AG	70,329	434,357
	Traffic Systems SE	755	17,468
#	Uniper SE	11,898	79,495
	United Internet AG	55,803	1,469,916
#*	va-Q-tec AG	818	11,001
#	Varta AG	6,336	515,778
	VERBIO Vereinigte BioEnergie AG	13,879	861,308
*	Vitesco Technologies Group AG, Class A	4,468	243,010
	Vonovia SE	23,611	786,721
	Vossloh AG	3,530	125,985
	Wacker Chemie AG	7,992	1,203,165
	Wacker Neuson SE	12,326	237,163
	Washtec AG	4,114	172,682
#*	Westwing Group SE	3,418	25,207
	Wuestenrot & Wuerttembergische AG	16,757	287,763
#*Ω	Zalando SE	17,332	487,950
	Zeal Network SE	3,022	96,813
TOTAL GERMANY			183,979,808
HONG KONG — (1.7%)
	AIA Group Ltd.	1,762,200	17,704,195
*	Aidigong Maternal & Child Health Ltd.	266,000	15,756
	Analogue Holdings Ltd.	192,000	30,553
	APAC Resources Ltd.	80,000	11,044
*	Apollo Future Mobility Group Ltd.	1,728,000	69,380
	Asia Standard International Group Ltd.	80,000	6,831
	Asiasec Properties Ltd.	17,000	849
	ASM Pacific Technology Ltd.	81,800	651,752
	Best Mart 360 Holdings Ltd.	48,000	10,063
Ω	BOC Aviation Ltd.	114,500	974,465
	BOC Hong Kong Holdings Ltd.	375,000	1,356,493
	BOCOM International Holdings Co. Ltd.	343,000	26,192
	Bright Smart Securities & Commodities Group Ltd.	54,000	9,354
††	Brightoil Petroleum Holdings Ltd.	229,000	8,206
	Chen Hsong Holdings	46,000	12,834
	China Motor Bus Co. Ltd.	1,000	10,966
*	China Star Entertainment Ltd.	130,000	13,068
#*	China Strategic Holdings Ltd.	10,625,000	44,796
*	Chinese Estates Holdings Ltd.	140,000	38,533
	Chow Sang Sang Holdings International Ltd.	197,000	203,648
	Chow Tai Fook Jewellery Group Ltd.	554,000	1,095,678
	Chuang's China Investments Ltd.	190,000	9,809
	Chuang's Consortium International Ltd.	92,000	13,349
	CITIC Telecom International Holdings Ltd.	444,000	148,069

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings Ltd.	299,823	$2,122,665
	CMBC Capital Holdings Ltd.	52,250	12,147
*	C-Mer Eye Care Holdings Ltd.	106,000	54,014
	Convenience Retail Asia Ltd.	114,000	13,069
*	Cowell e Holdings, Inc.	1,000	1,757
Ω	Crystal International Group Ltd.	149,500	47,211
	CSI Properties Ltd.	2,220,000	53,431
*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	108,000	82,374
	Dah Sing Financial Holdings Ltd.	43,600	114,496
	Dickson Concepts International Ltd.	63,000	32,701
*	Digital Domain Holdings Ltd.	290,000	15,474
*	DTXS Silk Road Investment Holdings Co. Ltd.	36,000	3,386
	Dynamic Holdings Ltd.	12,000	14,223
	EC Healthcare	169,000	145,277
	Emperor International Holdings Ltd.	402,000	38,117
	Emperor Watch & Jewellery Ltd.	490,000	8,729
*	ENM Holdings Ltd.	376,000	26,373
*	Esprit Holdings Ltd.	843,100	123,646
	EuroEyes International Eye Clinic Ltd., Class C	26,000	19,238
	Fairwood Holdings Ltd.	22,500	38,376
	Far East Consortium International Ltd.	435,361	140,445
*Ω	FIT Hon Teng Ltd.	78,000	12,552
	FSE Lifestyle Services Ltd.	67,000	43,320
*	Fullwealth International Group Holdings Ltd.	48,000	13,405
	Giordano International Ltd.	560,000	132,014
	Glorious Sun Enterprises Ltd.	129,000	12,668
*	Gold Fin Holdings	44,000	0
	Great Eagle Holdings Ltd.	113,693	247,267
	Greentech Technology International Ltd.	432,000	49,502
	G-Resources Group Ltd.	130,050	37,833
	Guoco Group Ltd.	10,000	98,329
#	Haitong International Securities Group Ltd.	1,166,383	139,624
	Hang Lung Group Ltd.	128,000	230,864
	Hang Lung Properties Ltd.	338,000	616,679
	Hang Seng Bank Ltd.	83,200	1,342,067
	Hanison Construction Holdings Ltd.	89,806	13,286
	Henderson Land Development Co. Ltd.	196,740	684,881
	HKBN Ltd.	237,500	263,849
	HKR International Ltd.	371,600	127,290
	Hon Kwok Land Investment Co. Ltd.	26,000	7,998
*	Hong Kong ChaoShang Group Ltd.	8,000	866
	Hong Kong Exchanges & Clearing Ltd.	102,700	4,712,948
	Hong Kong Ferry Holdings Co. Ltd.	111,000	94,150
	Hong Kong Technology Venture Co. Ltd.	190,000	118,445
	Hongkong Chinese Ltd.	58,000	4,522
Ω	Honma Golf Ltd.	11,500	4,928
*	Hypebeast Ltd.	210,000	23,490
	Hysan Development Co. Ltd.	106,000	324,952
	IGG, Inc.	570,000	228,598
*	Imagi International Holdings Ltd.	56,000	2,654
Ω	Impro Precision Industries Ltd.	96,000	28,221
	International Housewares Retail Co. Ltd.	169,000	62,447
	ITC Properties Group Ltd.	49,758	6,454
	K Wah International Holdings Ltd.	572,000	212,674
	Karrie International Holdings Ltd.	132,000	23,703
	Kerry Logistics Network Ltd.	128,000	256,938
	Kerry Properties Ltd.	250,500	602,487
	Kowloon Development Co. Ltd.	234,000	285,237

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Lai Sun Development Co. Ltd.	55,350	$30,449
*	Lifestyle International Holdings Ltd.	133,000	45,657
	Liu Chong Hing Investment Ltd.	96,000	86,622
	L'Occitane International SA	248,500	847,724
	Luk Fook Holdings International Ltd.	167,000	407,752
	Lung Kee Bermuda Holdings	44,000	15,731
	Man Wah Holdings Ltd.	421,200	329,716
	MECOM Power & Construction Ltd.	538,500	156,407
*	Midland Holdings Ltd.	251,026	23,325
	Modern Dental Group Ltd.	116,000	36,961
	MTR Corp. Ltd.	79,500	420,993
*	NagaCorp Ltd.	386,000	359,996
	New World Development Co. Ltd.	334,000	1,116,862
*††	NewOcean Energy Holdings Ltd.	550,000	2,053
	NWS Holdings Ltd.	428,242	424,735
	Oriental Watch Holdings	142,476	77,664
*	Pacific Century Premium Developments Ltd.	162,000	9,392
	Pacific Textiles Holdings Ltd.	354,000	140,769
#	PC Partner Group Ltd.	50,000	44,923
	Pentamaster International Ltd.	126,000	13,531
	Perfect Medical Health Management Ltd.	183,000	86,002
	Pico Far East Holdings Ltd.	406,000	57,422
	Playmates Holdings Ltd.	90,000	7,458
	Playmates Toys Ltd.	96,000	6,248
	Plover Bay Technologies Ltd.	80,000	29,213
	Power Assets Holdings Ltd.	201,500	1,319,371
	Prada SpA	152,700	881,332
*	PT International Development Co. Ltd.	390,000	9,493
#*	Sa Sa International Holdings Ltd.	278,000	46,025
*Ω	Samsonite International SA	548,700	1,150,957
	SEA Holdings Ltd.	35,170	22,294
	Singamas Container Holdings Ltd.	276,000	33,472
	Sino Land Co. Ltd.	430,534	639,703
	Soundwill Holdings Ltd.	11,500	9,456
*	Space Group Holdings Ltd.	22,500	10,470
	Sun Hung Kai & Co. Ltd.	89,000	41,037
	Sun Hung Kai Properties Ltd.	153,707	1,834,821
*	Suncorp Technologies Ltd.	290,000	14,825
	Swire Properties Ltd.	92,400	220,164
#	TAI Cheung Holdings Ltd.	170,000	97,143
	Tai Hing Group Holdings Ltd.	112,000	14,432
	Techtronic Industries Co. Ltd.	290,000	3,218,020
*	Television Broadcasts Ltd.	110,600	56,267
	Texhong Textile Group Ltd.	104,000	96,788
*	TOM Group Ltd.	360,000	32,216
	Town Health International Medical Group Ltd.	936,000	60,767
	Tradelink Electronic Commerce Ltd.	224,000	28,808
	United Laboratories International Holdings Ltd.	252,000	132,940
††	Untrade Convoy	528,000	2,105
	Value Partners Group Ltd.	528,000	175,342
	VSTECS Holdings Ltd.	330,400	252,349
	VTech Holdings Ltd.	45,000	306,767
	Wai Kee Holdings Ltd.	120,000	41,023
	Wang On Group Ltd.	2,940,000	25,402
	Wharf Real Estate Investment Co. Ltd.	230,000	1,023,778
#	Wing Tai Properties Ltd.	18,000	9,045
*	Xingye Alloy Materials Group Ltd.	73,000	10,662
	YTO Express Holdings Ltd.	82,000	26,013
*	Yunfeng Financial Group Ltd.	28,000	4,843

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Zensun Enterprises Ltd.	299,999	$91,746
*	Zhaobangji Properties Holdings Ltd.	376,000	20,853
TOTAL HONG KONG			53,378,508
IRELAND — (0.4%)
	AIB Group PLC	344,279	783,113
	Bank of Ireland Group PLC	414,757	2,375,628
	Cairn Homes PLC	358,413	398,698
*	Datalex PLC	473	296
	FBD Holdings PLC	11,875	123,745
*	Flutter Entertainment PLC	22,564	2,266,034
*Ω	Glenveagh Properties PLC	277,630	308,145
	Kerry Group PLC, Class A	3,086	325,731
	Kingspan Group PLC	23,921	1,548,360
*	Permanent TSB Group Holdings PLC	23,545	33,659
	Smurfit Kappa Group PLC	126,941	4,601,281
TOTAL IRELAND			12,764,690
ISRAEL — (0.8%)
*	Abra Information Technologies Ltd.	8,194	9,566
	Afcon Holdings Ltd.	885	41,685
#	AFI Properties Ltd.	6,869	359,291
	Africa Israel Residences Ltd.	928	53,507
#*	Airport City Ltd.	19,752	381,858
*	Allot Ltd.	5,136	26,640
	Alony Hetz Properties & Investments Ltd.	43,397	633,302
	Alrov Properties & Lodgings Ltd.	1,381	76,655
	Amot Investments Ltd.	45,710	313,382
	Arad Ltd.	4,385	60,636
	Ashtrom Group Ltd.	6,992	162,956
	AudioCodes Ltd.	8,936	217,145
	Automatic Bank Services Ltd.	1,674	9,783
*	Avgol Industries 1953 Ltd.	36,631	25,110
*	Ayalon Holdings Ltd.	3,614	22,516
	Azorim-Investment Development & Construction Co. Ltd.	25,722	98,168
	Azrieli Group Ltd.	2,180	174,742
	Bank Leumi Le-Israel BM	251,601	2,446,470
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	64,725
	Bezeq The Israeli Telecommunication Corp. Ltd.	421,125	721,027
#	Big Shopping Centers Ltd.	1,907	254,012
	Blue Square Real Estate Ltd.	1,779	138,780
	Carasso Motors Ltd.	14,778	76,330
	Castro Model Ltd.	1,314	35,084
*	Clal Insurance Enterprises Holdings Ltd.	25,576	500,310
*	Compugen Ltd.	6,256	10,785
	Danel Adir Yeoshua Ltd.	2,392	303,377
	Delek Automotive Systems Ltd.	24,708	310,935
	Delta Galil Industries Ltd.	5,566	271,978
#	Delta Israel Brands Ltd.	609	11,121
	Dor Alon Energy in Israel 1988 Ltd.	2,113	79,035
	Duniec Brothers Ltd.	1,928	127,501
#	E&M Computing Ltd.	5,670	17,291
	Elbit Systems Ltd.	1,879	435,421
	Electra Consumer Products 1970 Ltd.	2,703	127,280
	Electra Ltd.	772	462,661
	Electra Real Estate Ltd.	5,625	92,945
*	Ellomay Capital Ltd.	1,542	40,895
#	Energix-Renewable Energies Ltd.	57,808	234,307

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy Ltd.	243,676	$555,125
	FMS Enterprises Migun Ltd.	2,021	64,558
	Formula Systems 1985 Ltd.	2,359	245,414
	Formula Systems 1985 Ltd., Sponsored ADR	1,510	157,267
	Fox Wizel Ltd.	3,717	472,597
#	Gav-Yam Lands Corp. Ltd.	23,616	227,336
*	Gilat Satellite Networks Ltd.	12,151	82,048
	Hagag Group Real Estate Development	7,304	49,431
	Hamat Group Ltd.	6,948	69,028
	Harel Insurance Investments & Financial Services Ltd.	57,285	585,746
	Hilan Ltd.	3,413	198,863
#*	Hiper Global Ltd.	5,670	21,027
	ICL Group Ltd.	41,568	378,785
	IDI Insurance Co. Ltd.	3,478	90,680
	IES Holdings Ltd.	818	73,739
	Ilex Medical Ltd.	2,010	68,964
#	Infinya Ltd.	1,439	129,240
#	Inrom Construction Industries Ltd.	35,497	171,768
	Isracard Ltd.	85,561	267,472
	Israel Canada T.R Ltd.	30,911	119,298
	Israel Land Development - Urban Renewal Ltd.	1,926	30,780
	Isras Investment Co. Ltd.	647	128,046
*	Kamada Ltd.	6,587	33,109
	Kerur Holdings Ltd.	1,061	26,104
	Klil Industries Ltd.	267	23,243
	M Yochananof & Sons Ltd.	2,246	129,430
	Magic Software Enterprises Ltd.	17,442	342,849
	Malam - Team Ltd.	2,870	64,286
	Matrix IT Ltd.	13,031	331,157
#	Maytronics Ltd.	9,928	130,824
	Mega Or Holdings Ltd.	7,709	258,316
*	Melisron Ltd.	4,502	340,644
*	Menora Mivtachim Holdings Ltd.	10,987	219,910
	Meshulam Levinstein Contracting & Engineering Ltd.	350	31,511
	Migdal Insurance & Financial Holdings Ltd.	177,504	277,239
	Mivne Real Estate KD Ltd.	137,238	466,107
	Mivtach Shamir Holdings Ltd.	1,600	42,653
	Mizrahi Tefahot Bank Ltd.	9,122	339,122
*	Nice Ltd.	1,056	225,453
#*	Nice Ltd., Sponsored ADR	4,410	943,828
*	Nova Ltd.	3,694	392,315
#	Novolog Ltd.	129,670	134,447
*	NR Spuntech Industries Ltd.	3,315	4,798
	Oil Refineries Ltd.	888,828	334,953
	One Software Technologies Ltd.	14,338	235,487
	Palram Industries 1990 Ltd.	1,658	21,240
*	Paz Oil Co. Ltd.	6,520	804,186
	Peninsula Group Ltd.	14,086	9,448
*	Perion Network Ltd.	8,697	167,767
	Phoenix Holdings Ltd.	88,490	945,570
	Plasson Industries Ltd.	1,135	63,615
	Pluristem Therapeutics, Inc.	5,947	5,933
	Prashkovsky Investments & Construction Ltd.	4,675	151,342
*	Priortech Ltd.	1,051	27,064
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	297,926
	Rani Zim Shopping Centers Ltd	9,915	16,050
	Rapac Communication & Infrastructure Ltd.	1,869	19,201
	Raval Ics Ltd.	4,981	7,057
	S.R Accord Ltd.	1,571	22,853

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Sano-Brunos Enterprises Ltd.	978	$86,594
	Scope Metals Group Ltd.	3,768	179,432
	Shapir Engineering & Industry Ltd.	38,552	343,291
*	Shikun & Binui Ltd.	39,892	188,032
	Shufersal Ltd.	63,751	416,562
#	Strauss Group Ltd.	11,872	315,455
	Summit Real Estate Holdings Ltd.	10,702	195,007
#	Suny Cellular Communication Ltd.	47,494	24,980
	Tadiran Group Ltd.	1,256	194,325
	Tel Aviv Stock Exchange Ltd.	12,321	59,473
*	Tera Light Ltd.	10,987	20,525
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	89,568	840,148
	Tiv Taam Holdings 1 Ltd.	19,821	41,967
	Victory Supermarket Chain Ltd.	3,518	52,790
	YD More Investments Ltd.	3,684	12,952
	YH Dimri Construction & Development Ltd.	3,362	280,487
TOTAL ISRAEL			24,755,535
ITALY — (2.0%)
	A2A SpA	245,232	316,079
	ACEA SpA	32,542	469,927
*	Aeffe SpA	9,974	15,047
	Amplifon SpA	72,785	2,406,864
Ω	Anima Holding SpA	94,319	331,139
	Arnoldo Mondadori Editore SpA	81,401	141,162
	Ascopiave SpA	41,478	117,873
	Assicurazioni Generali SpA	232,116	3,470,052
	Atlantia SpA	5,161	119,274
*	Autogrill SpA	6,905	45,050
	Autostrade Meridionali SpA	304	11,625
	Avio SpA	4,827	56,669
	Azimut Holding SpA	68,448	1,197,369
	Banca Generali SpA	20,668	601,306
	Banca IFIS SpA	9,820	132,125
	Banca Mediolanum SpA	84,430	559,129
#*	Banca Monte dei Paschi di Siena SpA	519	220
Ω	Banca Sistema SpA	7,802	12,414
	Banco di Desio e della Brianza SpA	5,932	18,407
	BasicNet SpA	12,465	71,186
	Be Shaping The Future SpA	21,403	73,821
	BF SpA	3,496	12,700
Ω	BFF Bank SpA	37,643	264,477
#	Biesse SpA	1,076	15,344
	BPER Banca	452,881	628,652
	Brunello Cucinelli SpA	13,124	762,751
	Cairo Communication SpA	40,575	77,368
Ω	Carel Industries SpA	15,967	363,780
#*	CIR SpA-Compagnie Industriali	136,243	57,749
	CNH Industrial NV	172,286	2,219,502
	Credito Emiliano SpA	22,111	125,151
*	d'Amico International Shipping SA	97,864	19,577
	Danieli & C Officine Meccaniche SpA	10,707	151,889
	Danieli & C Officine Meccaniche SpA	2,722	55,988
	Davide Campari-Milano NV	73,443	815,354
	De' Longhi SpA	17,554	333,870
	DiaSorin SpA	4,286	595,936
	Digital Bros SpA	2,171	58,898
*	Elica SpA	6,100	17,706
	Emak SpA	29,507	40,343

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*Ω	Enav SpA	38,380	$167,801
	Enel SpA	517,680	2,609,762
	Esprinet SpA	14,964	108,309
#*	Eurotech SpA	3,709	11,021
	Exprivia SpA	5,998	11,209
#	Ferrari NV	18,607	3,939,932
	Fila SpA	4,512	36,717
#*	Fincantieri SpA	63,031	33,137
	FinecoBank Banca Fineco SpA	168,820	2,098,089
*	FNM SpA	43,781	19,649
*	Garofalo Health Care SpA	1,780	7,240
	Gefran SpA	856	7,797
#*	Geox SpA	18,566	15,111
	Gruppo MutuiOnline SpA	7,943	212,839
Ω	GVS SpA	9,423	91,557
	Hera SpA	415,497	1,193,838
	IMMSI SpA	84,339	33,084
*	Intek Group SpA	109,260	65,429
	Interpump Group SpA	7,956	340,022
	Intesa Sanpaolo SpA	2,052,231	3,644,368
	Italgas SpA	261,644	1,496,810
	Italmobiliare SpA	3,302	91,999
*	Iveco Group NV	71,673	438,825
*	IVS Group SA	5,951	25,231
#*	Juventus Football Club SpA	144,287	53,160
	Leonardo SpA	146,882	1,375,785
	LU-VE SpA	2,541	57,595
#	Maire Tecnimont SpA	67,483	187,406
	Mediobanca Banca di Credito Finanziario SpA	233,950	2,006,521
#*	MFE-MediaForEurope NV, Class A	649,480	292,349
#*	MFE-MediaForEurope NV, Class B	134,065	86,278
	Moncler SpA	57,345	2,874,640
*	Newlat Food SpA	4,999	29,448
#*Ω	Nexi SpA	58,367	530,091
	Openjobmetis SpA agenzia per il lavoro	1,095	9,575
Ω	OVS SpA	142,296	228,865
	Pharmanutra SpA	1,465	100,832
	Piaggio & C SpA	84,642	222,991
Ω	Piovan SpA	2,340	21,246
#	Prima Industrie SpA	1,531	35,300
	Prysmian SpA	47,146	1,499,096
	Recordati Industria Chimica e Farmaceutica SpA	28,910	1,282,138
	Reply SpA	6,739	887,165
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	45,150
#	SAES Getters SpA	1,290	27,923
	SAES Getters SpA	1,885	27,162
*	Safilo Group SpA	45,604	62,315
#	Salvatore Ferragamo SpA	17,294	306,758
	Sanlorenzo SpA/Ameglia	1,559	54,275
	Sesa SpA	4,695	666,394
#	SIT SpA	806	5,683
	Snam SpA	421,782	2,116,305
	SOL SpA	2,612	48,445
*	Spaxs SpA	6,912	71,164
	Stellantis NV	422,418	6,066,029
	Tamburi Investment Partners SpA	25,548	212,266
Ω	Technogym SpA	47,176	332,355
*	Telecom Italia SpA	1,921,018	426,196
*	Telecom Italia SpA	1,068,081	223,569

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Telecom Italia SpA, Sponsored ADR	6,420	$14,092
	Tenaris SA	200	2,799
	Tenaris SA, Sponsored ADR	35,980	1,009,599
	Terna - Rete Elettrica Nazionale	164,867	1,262,189
	Tinexta SpA	8,563	213,236
*	Tod's SpA	2,892	102,717
*	TXT e-solutions SpA	2,388	28,861
	UniCredit SpA	117,737	1,164,382
#Ω	Unieuro SpA	9,248	111,133
	Unipol Gruppo SpA	168,219	705,627
	UnipolSai Assicurazioni SpA	160,989	364,517
#	Webuild SpA	12,528	19,335
	Wiit SpA	1,145	23,464
	Zignago Vetro SpA	2,782	35,291
TOTAL ITALY			61,013,261
JAPAN — (20.3%)
*	&Do Holdings Co. Ltd.	2,700	17,117
	77 Bank Ltd.	13,800	184,441
	A&D HOLON Holdings Co. Ltd.	8,800	64,169
	ABC-Mart, Inc.	6,200	262,564
*	Access Co. Ltd.	14,500	87,250
	Accrete, Inc.	1,700	24,909
	Achilles Corp.	7,700	81,010
#	AD Works Group Co. Ltd.	7,600	8,906
	Adastria Co. Ltd.	11,900	178,713
	ADEKA Corp.	50,300	909,841
	Ad-sol Nissin Corp.	3,900	51,012
#	Adtec Plasma Technology Co. Ltd.	2,400	33,765
	Advan Group Co. Ltd.	6,400	39,047
	Advance Create Co. Ltd.	2,500	18,965
*	Advanced Media, Inc.	6,100	34,936
	Advantest Corp.	42,200	2,509,929
	Aeon Co. Ltd.	107,799	2,173,973
	Aeon Delight Co. Ltd.	9,800	212,099
	Aeon Fantasy Co. Ltd.	2,500	55,995
	AEON Financial Service Co. Ltd.	31,600	345,956
	Aeon Hokkaido Corp.	7,300	58,008
	Aeon Kyushu Co. Ltd.	1,900	30,793
	Agro-Kanesho Co. Ltd.	4,400	45,577
	AGS Corp.	1,600	9,024
	Ai Holdings Corp.	5,400	68,359
#*	AI inside, Inc.	1,000	31,446
	Aica Kogyo Co. Ltd.	11,300	261,831
	Aichi Bank Ltd.	600	24,653
	Aichi Corp.	13,000	83,730
	Aichi Steel Corp.	4,500	72,922
	Aichi Tokei Denki Co. Ltd.	3,600	39,186
	Aida Engineering Ltd.	26,500	182,399
	Aiful Corp.	102,800	301,440
	Aiming, Inc.	17,200	40,068
	Ain Holdings, Inc.	8,800	507,198
	Aiphone Co. Ltd.	3,600	50,823
	Air Water, Inc.	97,400	1,311,285
	Airport Facilities Co. Ltd.	7,900	32,405
#	Airtech Japan Ltd.	2,700	21,401
#	Airtrip Corp.	5,500	102,118
	Aisan Industry Co. Ltd.	14,500	75,112
	AIT Corp.	8,400	115,396

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ajis Co. Ltd.	2,400	$37,888
	Akatsuki Corp.	6,800	16,662
	Akatsuki, Inc.	2,500	49,575
*	Akebono Brake Industry Co. Ltd.	30,700	35,225
	Albis Co. Ltd.	3,200	54,397
	Alfresa Holdings Corp.	96,100	1,282,540
#	Alinco, Inc.	5,700	38,641
	Alleanza Holdings Co. Ltd.	5,900	46,074
*	Allied Architects, Inc.	2,700	14,364
*	Allied Telesis Holdings KK	16,600	11,760
#	Alpen Co. Ltd.	6,900	107,790
	Alpha Systems, Inc.	300	11,077
*	AlphaPolis Co. Ltd.	800	14,384
	Alps Alpine Co. Ltd.	48,616	505,970
	Alps Logistics Co. Ltd.	4,700	40,575
	Altech Corp.	13,900	202,824
	Amada Co. Ltd.	114,800	926,632
	Amano Corp.	11,700	225,110
	Amiyaki Tei Co. Ltd.	1,600	35,338
	Amvis Holdings, Inc.	2,400	84,632
	Anabuki Kosan, Inc.	2,300	37,112
	Anest Iwata Corp.	17,000	124,363
	Anicom Holdings, Inc.	16,100	82,668
	Anritsu Corp.	48,400	591,572
	Aohata Corp.	500	9,527
	AOKI Holdings, Inc.	10,100	49,724
	Aoyama Trading Co. Ltd.	17,800	117,798
	Aoyama Zaisan Networks Co. Ltd.	15,000	120,753
	Aozora Bank Ltd.	21,700	453,626
	Arakawa Chemical Industries Ltd.	9,100	68,742
	Arata Corp.	6,200	191,660
#	Arcland Service Holdings Co. Ltd.	3,700	59,185
	Arcs Co. Ltd.	17,923	285,626
#	Ardepro Co. Ltd.	8,330	29,901
	Arealink Co. Ltd.	5,400	64,552
	Argo Graphics, Inc.	4,700	122,013
	Arisawa Manufacturing Co. Ltd.	7,600	60,271
	Artiza Networks, Inc.	1,900	16,399
	Artnature, Inc.	6,400	36,955
#	ArtSpark Holdings, Inc.	12,100	74,300
*	Aruhi Corp.	19,100	153,202
	As One Corp.	8,400	398,555
	Asahi Broadcasting Group Holdings Corp.	4,000	19,758
	Asahi Co. Ltd.	6,200	60,978
	Asahi Diamond Industrial Co. Ltd.	14,700	71,483
	Asahi Group Holdings Ltd.	53,500	1,859,999
	Asahi Holdings, Inc.	52,200	796,693
	Asahi Intelligence Service Co. Ltd.	700	6,326
	Asahi Kasei Corp.	604,300	4,847,939
	Asahi Kogyosha Co. Ltd.	5,600	79,740
	Asahi Net, Inc.	7,400	33,220
	ASAHI YUKIZAI Corp.	9,500	149,983
	Asanuma Corp.	5,000	100,412
	Asax Co. Ltd.	1,700	7,854
	Asia Pile Holdings Corp.	700	2,579
	Asics Corp.	53,600	1,021,267
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	58,622
	ASKUL Corp.	21,200	279,677
	Astellas Pharma, Inc.	112,500	1,761,906

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Astena Holdings Co. Ltd.	18,000	$57,627
	Asteria Corp.	5,900	38,668
	Asti Corp.	500	7,293
#	Atled Corp.	1,000	14,476
*	Atrae, Inc.	5,600	80,795
*	Atsugi Co. Ltd.	7,800	27,063
	Aucnet, Inc.	5,500	97,191
	Autobacs Seven Co. Ltd.	48,900	515,481
	Aval Data Corp.	2,000	42,673
	Avant Corp.	8,900	92,626
	Avantia Co. Ltd.	5,600	34,939
	Awa Bank Ltd.	8,100	122,509
	Axial Retailing, Inc.	7,600	195,014
	Azbil Corp.	28,900	869,981
	Bandai Namco Holdings, Inc.	31,600	2,468,668
	Bando Chemical Industries Ltd.	8,500	61,761
	Bank of Iwate Ltd.	2,400	35,780
	Bank of Kyoto Ltd.	10,800	459,491
#	Bank of Nagoya Ltd.	800	18,211
	Bank of the Ryukyus Ltd.	9,300	56,350
	Baroque Japan Ltd.	6,000	36,894
	Base Co. Ltd.	500	23,035
	BayCurrent Consulting, Inc.	5,200	1,626,895
	Beaglee, Inc.	1,200	13,297
#	Beauty Garage, Inc.	1,900	40,820
	Beenos, Inc.	6,500	126,355
	Belc Co. Ltd.	4,700	194,361
	Bell System24 Holdings, Inc.	19,100	221,490
	Belluna Co. Ltd.	21,500	125,662
	Benefit One, Inc.	35,900	583,102
	Benesse Holdings, Inc.	29,500	531,650
#*	Bengo4.com, Inc.	3,100	89,407
#	Bic Camera, Inc.	31,800	276,493
	BIPROGY, Inc.	42,800	913,326
	BML, Inc.	9,800	289,845
	Bookoff Group Holdings Ltd.	2,900	21,880
	Bourbon Corp.	1,800	29,054
#	BP Castrol KK	3,700	31,541
#	Br Holdings Corp.	17,400	45,553
*	BrainPad, Inc.	7,200	67,640
	Broadband Tower, Inc.	8,200	11,922
	Broadleaf Co. Ltd.	38,700	136,856
	Broccoli Co. Ltd.	2,300	19,848
	Brother Industries Ltd.	42,400	794,213
	Bull-Dog Sauce Co. Ltd.	1,100	15,207
	Bunka Shutter Co. Ltd.	27,200	211,134
	Business Brain Showa-Ota, Inc.	4,200	47,764
#	Business Engineering Corp.	2,400	48,797
	BuySell Technologies Co. Ltd.	500	19,345
	C Uyemura & Co. Ltd.	6,800	316,976
	CAC Holdings Corp.	5,100	55,311
	Calbee, Inc.	20,000	429,198
#	Can Do Co. Ltd.	360	5,986
	Canare Electric Co. Ltd.	1,800	20,900
	Canon Marketing Japan, Inc.	17,700	415,667
#	Canon, Inc., Sponsored ADR	14,250	337,440
#	Canon, Inc.	41,700	986,531
	Capcom Co. Ltd.	38,600	1,072,985
	CareerIndex, Inc.	1,700	6,610

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Careerlink Co. Ltd.	4,900	$83,955
#	Carenet, Inc.	13,100	113,487
	Carlit Holdings Co. Ltd.	10,600	52,724
	Carta Holdings, Inc.	3,400	49,024
#	Casa, Inc.	3,100	19,797
	Casio Computer Co. Ltd.	63,800	624,088
	Cawachi Ltd.	6,000	96,984
	CDS Co. Ltd.	300	4,225
	CE Holdings Co. Ltd.	1,900	7,120
#*	CellSource Co. Ltd.	2,000	69,860
	Central Automotive Products Ltd.	4,100	75,125
	Central Japan Railway Co.	8,655	1,013,473
	Central Security Patrols Co. Ltd.	3,900	74,731
	Central Sports Co. Ltd.	1,100	21,266
	Ceres, Inc.	4,600	41,178
	Charle Co. Ltd.	1,900	5,672
	Charm Care Corp. KK	7,900	73,081
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	32,035
	Chino Corp.	3,100	39,242
	Chiyoda Co. Ltd.	8,300	50,339
*	Chiyoda Corp.	54,200	166,788
	Chiyoda Integre Co. Ltd.	2,700	42,943
	Chofu Seisakusho Co. Ltd.	5,400	75,468
	Chubu Shiryo Co. Ltd.	8,700	71,618
	Chudenko Corp.	14,100	226,430
	Chuetsu Pulp & Paper Co. Ltd.	3,700	25,176
	Chugai Pharmaceutical Co. Ltd.	107,800	3,028,402
	Chugai Ro Co. Ltd.	3,400	44,281
	Chugoku Bank Ltd.	37,300	271,246
	Chugoku Marine Paints Ltd.	25,900	171,193
	Chuo Spring Co. Ltd.	3,700	19,931
	CI Takiron Corp.	29,600	124,178
	Citizen Watch Co. Ltd.	68,500	300,305
	CKD Corp.	20,800	295,395
#	CK-San-Etsu Co. Ltd.	1,800	56,365
#	CL Holdings, Inc.	2,400	16,907
	Cleanup Corp.	7,400	34,604
	CMIC Holdings Co. Ltd.	4,200	48,359
	Coca-Cola Bottlers Japan Holdings, Inc.	40,600	462,880
	COLOPL, Inc.	17,600	88,717
#	Colowide Co. Ltd.	11,300	165,728
#	Computer Engineering & Consulting Ltd.	10,700	98,748
	Computer Institute of Japan Ltd.	5,520	32,274
	COMSYS Holdings Corp.	55,921	1,123,467
	Comture Corp.	10,400	234,852
	CONEXIO Corp.	6,700	66,508
*	COOKPAD, Inc.	11,600	18,782
	Core Corp.	2,600	29,747
#	Corona Corp.	6,600	41,434
	Cosel Co. Ltd.	13,300	86,770
	Cosmos Pharmaceutical Corp.	9,600	1,032,119
	Cota Co. Ltd.	5,733	68,559
#	CRE, Inc.	8,400	104,424
	Create Restaurants Holdings, Inc.	21,700	165,268
	Create SD Holdings Co. Ltd.	13,100	303,449
	Creek & River Co. Ltd.	9,000	160,472
	Cresco Ltd.	7,100	111,828
*	CROOZ, Inc.	4,000	23,928
	CTI Engineering Co. Ltd.	6,700	137,033

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CTS Co. Ltd.	8,700	$53,677
#	Cube System, Inc.	2,900	23,233
	Curves Holdings Co. Ltd.	10,400	56,603
	CyberAgent, Inc.	113,400	1,131,550
	Cyberlinks Co. Ltd.	2,900	24,956
	Cybernet Systems Co. Ltd.	9,900	71,661
	Cybozu, Inc.	11,300	97,645
	Dai Nippon Printing Co. Ltd.	20,900	461,207
	Dai Nippon Toryo Co. Ltd.	14,600	79,857
	Daicel Corp.	40,400	256,997
	Dai-Dan Co. Ltd.	8,700	144,099
	Daido Kogyo Co. Ltd.	3,700	22,072
	Daido Steel Co. Ltd.	13,900	414,865
	Daifuku Co. Ltd.	19,300	1,230,694
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	36,793
	Daihen Corp.	7,800	245,709
#	Daiho Corp.	5,800	186,384
	Dai-Ichi Cutter Kogyo KK	3,000	30,394
	Daiichi Jitsugyo Co. Ltd.	3,400	85,501
	Daiichi Kensetsu Corp.	2,300	22,894
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	79,697
	Dai-ichi Life Holdings, Inc.	112,400	1,955,184
	Daiichi Sankyo Co. Ltd.	64,200	1,702,244
	Daiken Corp.	7,000	102,583
	Daiken Medical Co. Ltd.	4,300	15,499
	Daiki Aluminium Industry Co. Ltd.	7,900	73,655
	Daikin Industries Ltd.	24,100	4,226,615
	Daikoku Denki Co. Ltd.	2,000	19,167
#	Daikokutenbussan Co. Ltd.	2,800	114,961
	Dainichi Co. Ltd.	5,700	28,443
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,400	115,241
#	Daio Paper Corp.	8,700	93,155
	Daiohs Corp.	1,000	8,101
	Daiseki Co. Ltd.	6,680	198,576
	Daishi Hokuetsu Financial Group, Inc.	9,700	187,185
	Daisue Construction Co. Ltd.	4,800	56,173
	Daito Chemix Corp.	4,100	18,885
	Daito Pharmaceutical Co. Ltd.	4,800	95,333
	Daito Trust Construction Co. Ltd.	27,200	2,578,630
	Daiwa House Industry Co. Ltd.	116,300	2,873,548
	Daiwa Industries Ltd.	13,400	114,143
	Daiwa Securities Group, Inc.	132,900	613,496
	Daiwabo Holdings Co. Ltd.	43,400	623,034
	Dawn Corp.	500	6,713
	DCM Holdings Co. Ltd.	54,000	422,588
	Dear Life Co. Ltd.	18,200	85,939
	Delica Foods Holdings Co. Ltd.	2,200	8,392
	DeNA Co. Ltd.	34,500	509,604
	Denka Co. Ltd.	11,100	287,807
#	Densan System Holdings Co. Ltd.	3,700	66,344
	Denso Corp.	30,700	1,679,138
	Dentsu Group, Inc.	119,100	4,160,348
	Denyo Co. Ltd.	8,200	100,567
	Dexerials Corp.	15,900	429,192
	DIC Corp.	41,800	773,025
	Digital Arts, Inc.	5,100	252,459
	Digital Garage, Inc.	20,800	604,364
	Digital Hearts Holdings Co. Ltd.	5,000	73,534
#	Digital Holdings, Inc.	4,100	41,714

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Information Technologies Corp.	1,800	$19,634
	Dip Corp.	16,200	435,166
	Direct Marketing MiX, Inc.	8,200	127,658
	Disco Corp.	3,200	781,855
	DKK Co. Ltd.	4,300	80,310
	DKK-Toa Corp.	1,600	10,520
	DKS Co. Ltd.	5,100	90,189
	DMG Mori Co. Ltd.	74,600	1,001,894
	DMW Corp.	300	6,781
	Doshisha Co. Ltd.	10,300	122,391
	Double Standard, Inc.	1,000	15,593
	Doutor Nichires Holdings Co. Ltd.	8,200	102,484
	Dowa Holdings Co. Ltd.	27,800	1,008,214
	Drecom Co. Ltd.	4,200	23,515
	DTS Corp.	11,700	297,212
	Duskin Co. Ltd.	17,500	394,827
	Dvx, Inc.	1,300	10,124
#	DyDo Group Holdings, Inc.	3,300	126,062
	Eagle Industry Co. Ltd.	8,400	63,621
	East Japan Railway Co.	18,000	939,725
	EAT & Holdings Co. Ltd.	2,200	39,796
	Ebara Corp.	42,200	1,653,147
	Ebara Foods Industry, Inc.	1,900	44,210
	Ebara Jitsugyo Co. Ltd.	4,400	77,322
	Ebase Co. Ltd.	6,500	28,221
	Eco's Co. Ltd.	4,400	66,110
	EDION Corp.	34,000	320,554
#	EF-ON, Inc.	8,900	37,298
	eGuarantee, Inc.	10,900	191,296
	E-Guardian, Inc.	4,600	109,690
	Ehime Bank Ltd.	1,500	9,815
	Eidai Co. Ltd.	3,400	6,618
	Eiken Chemical Co. Ltd.	8,500	125,733
	Eisai Co. Ltd.	17,900	819,728
	Eizo Corp.	7,700	215,369
#	EJ Holdings, Inc.	5,000	49,313
	Elan Corp.	11,200	99,246
	Elecom Co. Ltd.	14,000	179,170
	Elematec Corp.	9,400	88,736
	en Japan, Inc.	22,500	353,612
	Endo Lighting Corp.	4,900	28,447
	Enigmo, Inc.	12,800	49,666
	Enomoto Co. Ltd.	900	10,620
	Enplas Corp.	1,100	24,668
#	eRex Co. Ltd.	16,900	305,743
	ERI Holdings Co. Ltd.	800	6,391
	ES-Con Japan Ltd.	10,900	69,057
	Escrow Agent Japan, Inc.	10,000	11,976
	Eslead Corp.	4,000	51,607
	ESPEC Corp.	4,200	58,016
	Exedy Corp.	12,600	164,071
	EXEO Group, Inc.	58,300	976,869
	Ezaki Glico Co. Ltd.	16,100	470,406
	F&M Co. Ltd.	3,000	50,377
#	Faith, Inc.	2,300	10,037
	FALCO HOLDINGS Co. Ltd.	4,200	60,532
	Fancl Corp.	40,300	768,141
	FANUC Corp.	15,100	2,604,153
	Fast Retailing Co. Ltd.	11,000	6,661,493

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FCC Co. Ltd.	16,600	$176,753
*	FDK Corp.	4,100	27,489
	Feed One Co. Ltd.	5,600	29,752
	Felissimo Corp.	1,200	9,847
	Ferrotec Holdings Corp.	10,900	204,254
*	FFRI Security, Inc.	1,900	15,354
#	Fibergate, Inc.	3,100	20,454
	Fields Corp.	3,500	27,259
	Financial Products Group Co. Ltd.	12,800	99,925
	FINDEX, Inc.	5,100	26,757
	First Brothers Co. Ltd.	900	5,607
	First Juken Co. Ltd.	3,400	28,895
	Fixstars Corp.	3,700	33,034
	FJ Next Holdings Co. Ltd.	8,800	71,791
	Focus Systems Corp.	3,300	23,130
	Food & Life Cos. Ltd.	24,200	471,595
	Forum Engineering, Inc.	2,600	19,115
	Forval Corp.	1,100	7,497
	Foster Electric Co. Ltd.	6,000	32,009
	FP Corp.	25,700	578,634
	France Bed Holdings Co. Ltd.	8,100	56,025
*	FreakOut Holdings, Inc.	1,100	13,288
	Freund Corp.	3,700	20,627
#	Fronteo, Inc.	9,500	74,177
	F-Tech, Inc.	3,400	13,554
	FTGroup Co. Ltd.	3,600	24,589
	Fudo Tetra Corp.	5,200	64,133
#	Fuji Co. Ltd.	8,700	142,256
	Fuji Corp.	23,200	359,533
	Fuji Corp.	5,500	52,143
	Fuji Corp. Ltd.	11,500	57,678
	Fuji Die Co. Ltd.	1,600	7,876
	Fuji Electric Co. Ltd.	14,700	663,938
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	44,887
	Fuji Kosan Co. Ltd.	2,800	23,875
	Fuji Kyuko Co. Ltd.	3,700	113,542
	Fuji Media Holdings, Inc.	18,300	159,289
#	Fuji Oil Co. Ltd.	21,300	52,888
	Fuji Seal International, Inc.	30,800	356,893
	Fuji Soft, Inc.	9,300	565,941
	FUJIFILM Holdings Corp.	20,000	1,142,440
	Fujikura Kasei Co. Ltd.	16,600	61,169
	Fujikura Ltd.	110,000	664,973
	Fujimi, Inc.	9,800	436,534
	Fujimori Kogyo Co. Ltd.	7,800	208,313
	Fujishoji Co. Ltd.	2,500	16,644
	Fujitec Co. Ltd.	4,000	85,863
	Fujitsu General Ltd.	11,400	243,066
	Fujitsu Ltd.	21,800	2,922,559
	Fukuda Corp.	3,400	127,336
	Fukuda Denshi Co. Ltd.	2,400	133,558
	Fukui Computer Holdings, Inc.	4,400	116,313
	Fukushima Galilei Co. Ltd.	3,900	107,230
	Fukuyama Transporting Co. Ltd.	7,300	170,491
	FULLCAST Holdings Co. Ltd.	13,400	237,170
	Fumakilla Ltd.	1,700	14,718
	Funai Soken Holdings, Inc.	17,650	311,149
	Furukawa Battery Co. Ltd.	2,000	18,067
	Furukawa Co. Ltd.	15,100	140,346

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furukawa Electric Co. Ltd.	17,500	$305,894
	Furuno Electric Co. Ltd.	10,400	86,201
	Furyu Corp.	10,100	83,601
	Fuso Chemical Co. Ltd.	7,600	194,822
	Fuso Pharmaceutical Industries Ltd.	2,000	32,232
	Futaba Corp.	11,500	59,496
	Futaba Industrial Co. Ltd.	26,800	74,857
	Future Corp.	18,000	218,066
	Fuyo General Lease Co. Ltd.	12,200	751,007
	G-7 Holdings, Inc.	11,300	126,232
	Gakkyusha Co. Ltd.	3,400	40,469
	Gecoss Corp.	7,500	46,334
	Genki Sushi Co. Ltd.	2,600	50,813
	Genky DrugStores Co. Ltd.	4,300	104,793
	Geo Holdings Corp.	13,700	144,724
	Gift Holdings, Inc.	1,000	20,075
#	Gig Works, Inc.	3,500	11,173
	Giken Ltd.	400	9,933
	GL Sciences, Inc.	1,000	17,910
	GLOBERIDE, Inc.	13,100	224,562
	Glory Ltd.	25,900	430,063
#	GMO Financial Holdings, Inc.	17,700	104,468
	GMO GlobalSign Holdings KK	2,700	121,288
	GMO internet, Inc.	34,500	677,661
	GMO Payment Gateway, Inc.	11,500	955,684
	Goldcrest Co. Ltd.	9,300	126,491
	Goldwin, Inc.	15,000	935,864
	Golf Digest Online, Inc.	6,800	88,359
	Good Com Asset Co. Ltd.	2,400	23,017
	Grandy House Corp.	7,300	30,992
	gremz, Inc.	5,400	66,387
	GS Yuasa Corp.	17,400	317,691
	GSI Creos Corp.	3,600	39,685
	G-Tekt Corp.	5,500	55,404
	Gun-Ei Chemical Industry Co. Ltd.	2,100	41,115
	GungHo Online Entertainment, Inc.	27,010	527,025
	Gunma Bank Ltd.	94,000	269,720
	H.U. Group Holdings, Inc.	23,900	572,761
	H2O Retailing Corp.	41,460	311,797
	Hachijuni Bank Ltd.	90,100	335,428
	Hagihara Industries, Inc.	6,700	55,818
	Hagoromo Foods Corp.	700	16,254
	Hakudo Co. Ltd.	3,100	57,828
	Hakuhodo DY Holdings, Inc.	158,500	1,630,275
	Hakuto Co. Ltd.	7,500	145,199
	Halows Co. Ltd.	3,900	91,875
	Hamakyorex Co. Ltd.	4,200	100,813
	Hamamatsu Photonics KK	14,300	649,805
#	Hamee Corp.	1,600	12,703
	Hankyu Hanshin Holdings, Inc.	21,300	617,843
	Hanwa Co. Ltd.	24,300	531,460
	Happinet Corp.	11,900	143,783
	Hard Off Corp. Co. Ltd.	4,300	31,202
	Harima Chemicals Group, Inc.	7,600	43,479
#	Harmonic Drive Systems, Inc.	9,500	362,205
*	Haruyama Holdings, Inc.	2,900	9,558
	Haseko Corp.	158,700	1,932,079
#	Hashimoto Sogyo Holdings Co. Ltd.	2,400	38,439
	Hazama Ando Corp.	79,800	537,194

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Heiwa Corp.	14,600	$227,908
	Heiwa Real Estate Co. Ltd.	10,800	325,155
	Heiwado Co. Ltd.	11,700	175,986
	Helios Techno Holding Co. Ltd.	4,500	11,705
#*	Hennge KK	4,600	37,301
	Hibino Corp.	1,100	11,903
	Hibiya Engineering Ltd.	9,700	140,916
	Hikari Tsushin, Inc.	3,900	429,734
	Himacs Ltd.	1,080	12,278
	Himaraya Co. Ltd.	1,100	8,095
	Hino Motors Ltd.	47,300	245,828
	Hioki EE Corp.	4,200	211,113
	Hirakawa Hewtech Corp.	4,700	38,996
	Hirano Tecseed Co. Ltd.	4,200	59,476
#	Hirata Corp.	4,200	150,585
	Hirose Electric Co. Ltd.	2,025	290,923
	Hirose Tusyo, Inc.	1,400	27,322
	Hiroshima Gas Co. Ltd.	21,200	51,773
	Hisaka Works Ltd.	8,100	51,810
	Hisamitsu Pharmaceutical Co., Inc.	10,700	279,061
	Hitachi Construction Machinery Co. Ltd.	33,000	728,042
	Hitachi Ltd.	147,600	7,472,699
	Hitachi Ltd., ADR	3,100	303,490
*	Hitachi Metals Ltd.	29,210	449,158
	Hitachi Transport System Ltd.	17,000	1,107,264
	Hitachi Zosen Corp.	85,200	533,189
	Hito Communications Holdings, Inc.	2,000	24,677
	Hochiki Corp.	4,700	46,946
	Hodogaya Chemical Co. Ltd.	4,200	111,138
	Hogy Medical Co. Ltd.	5,300	139,727
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,100	33,879
	Hokkaido Gas Co. Ltd.	6,500	79,951
	Hokkan Holdings Ltd.	4,700	44,434
	Hokko Chemical Industry Co. Ltd.	10,800	79,520
	Hokkoku Financial Holdings, Inc.	5,500	191,489
	Hokuetsu Corp.	56,100	295,816
	Hokuetsu Industries Co. Ltd.	9,300	64,210
	Hokuhoku Financial Group, Inc.	14,000	90,466
	Hokuriku Electric Industry Co. Ltd.	1,800	15,146
#	Hokuriku Electrical Construction Co. Ltd.	7,319	42,795
#	Honda Motor Co. Ltd., Sponsored ADR	25,574	657,763
	Honda Motor Co. Ltd.	116,100	2,975,315
	Honda Tsushin Kogyo Co. Ltd.	3,200	13,559
	H-One Co. Ltd.	6,200	28,653
	Honeys Holdings Co. Ltd.	8,600	82,781
	Hoosiers Holdings Co. Ltd.	13,800	84,548
	Horiba Ltd.	18,100	892,169
	Hoshizaki Corp.	13,400	399,749
	Hosokawa Micron Corp.	5,000	102,758
	Hotland Co. Ltd.	5,300	53,552
*	Hotto Link, Inc.	3,600	12,585
	House Foods Group, Inc.	17,700	380,576
	Howa Machinery Ltd.	5,000	32,852
#	HPC Systems, Inc.	1,000	24,510
	HS Holdings Co. Ltd.	4,800	43,301
	Hulic Co. Ltd.	100,500	806,019
	Hyakugo Bank Ltd.	50,600	124,261
	Hyakujushi Bank Ltd.	2,500	32,001
#	IBJ, Inc.	8,500	49,461

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichigo, Inc.	117,200	$264,706
	Ichiken Co. Ltd.	3,800	52,337
	Ichikoh Industries Ltd.	15,100	41,739
	Ichinen Holdings Co. Ltd.	10,700	102,515
	Icom, Inc.	3,400	66,604
	ID Holdings Corp.	5,599	35,773
	Idec Corp.	12,900	287,862
	IDOM, Inc.	34,200	207,892
	Ihara Science Corp.	1,300	21,432
	IHI Corp.	53,800	1,418,582
	Iida Group Holdings Co. Ltd.	41,820	684,694
	IJTT Co. Ltd.	3,900	15,440
	Ikegami Tsushinki Co. Ltd.	1,000	4,541
	I'll, Inc.	3,300	40,993
	Imagica Group, Inc.	6,500	41,965
	Imagineer Co. Ltd.	900	6,282
	Imasen Electric Industrial	2,900	13,683
	i-mobile Co. Ltd.	2,400	23,856
#	Impact HD, Inc.	2,500	68,557
	Imuraya Group Co. Ltd.	1,400	24,050
	Inaba Denki Sangyo Co. Ltd.	20,600	429,515
	Inaba Seisakusho Co. Ltd.	4,300	42,611
#	Inageya Co. Ltd.	5,900	56,451
*	I-NE Co. Ltd.	1,200	42,781
	Ines Corp.	8,300	101,074
	I-Net Corp.	2,600	25,163
	Infocom Corp.	12,200	196,068
	Infomart Corp.	51,600	182,136
	Information Services International-Dentsu Ltd.	10,000	336,261
	INFRONEER Holdings, Inc.	76,680	562,872
	Innotech Corp.	2,000	20,311
	Insource Co. Ltd.	8,850	187,267
	Intage Holdings, Inc.	17,900	193,479
	Intelligent Wave, Inc.	3,200	18,641
	Inter Action Corp.	2,300	34,413
#	Inui Global Logistics Co. Ltd.	3,000	41,991
	IPS, Inc.	1,600	31,280
	IR Japan Holdings Ltd.	4,788	80,610
	I'rom Group Co. Ltd.	1,500	22,090
	ISB Corp.	3,500	27,348
	Ise Chemicals Corp.	900	27,825
	Iseki & Co. Ltd.	8,500	77,224
	Isetan Mitsukoshi Holdings Ltd.	110,540	884,988
	Ishihara Chemical Co. Ltd.	7,100	67,829
	Ishihara Sangyo Kaisha Ltd.	4,100	32,409
	Ishii Iron Works Co. Ltd.	500	10,874
	Ishizuka Glass Co. Ltd.	1,300	16,367
*	Istyle, Inc.	9,400	19,640
	Isuzu Motors Ltd.	195,200	2,141,071
*	ITbook Holdings Co. Ltd.	3,300	11,881
	Itfor, Inc.	15,000	93,350
	ITmedia, Inc.	3,800	47,326
	Ito En Ltd.	30,700	1,446,624
	Itochu Enex Co. Ltd.	40,000	321,994
	Itochu Techno-Solutions Corp.	19,000	509,194
	Itochu-Shokuhin Co. Ltd.	2,700	101,297
	Itoki Corp.	17,500	51,970
	Iwaki Co. Ltd.	4,300	32,334
	Iwasaki Electric Co. Ltd.	3,100	62,592

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iwatani Corp.	25,600	$1,073,068
	Iwatsu Electric Co. Ltd.	1,800	10,926
	Iwatsuka Confectionery Co. Ltd.	800	24,400
	Iyo Bank Ltd.	57,000	276,526
	Izumi Co. Ltd.	14,300	335,193
	J Front Retailing Co. Ltd.	63,500	534,576
	JAC Recruitment Co. Ltd.	10,500	154,992
	Jaccs Co. Ltd.	8,900	254,549
	JAFCO Group Co. Ltd.	35,400	481,430
	JANOME Corp.	3,900	22,016
*	Japan Airport Terminal Co. Ltd.	5,000	195,992
*	Japan Animal Referral Medical Center Co. Ltd.	600	8,678
	Japan Aviation Electronics Industry Ltd.	11,500	196,437
	Japan Cash Machine Co. Ltd.	6,000	31,308
*	Japan Communications, Inc.	51,700	77,474
	Japan Electronic Materials Corp.	4,500	59,599
	Japan Elevator Service Holdings Co. Ltd.	22,100	264,484
#	Japan Foundation Engineering Co. Ltd.	11,300	50,899
*	Japan Hospice Holdings, Inc.	600	7,121
	Japan Investment Adviser Co. Ltd.	4,100	43,412
	Japan Lifeline Co. Ltd.	27,700	206,673
	Japan Material Co. Ltd.	17,200	255,211
	Japan Medical Dynamic Marketing, Inc.	4,600	57,182
	Japan Post Bank Co., Ltd.	41,000	327,986
	Japan Post Insurance Co. Ltd.	50,600	818,093
	Japan Pulp & Paper Co. Ltd.	4,600	143,901
	Japan Pure Chemical Co. Ltd.	1,900	33,385
	Japan Securities Finance Co. Ltd.	39,200	243,180
	Japan Steel Works Ltd.	3,800	88,029
	Japan System Techniques Co. Ltd.	1,700	35,267
	Japan Wool Textile Co. Ltd.	20,200	157,529
	Jastec Co. Ltd.	2,900	26,932
	JBCC Holdings, Inc.	2,600	33,662
	JCR Pharmaceuticals Co. Ltd.	16,700	310,270
	JCU Corp.	11,700	313,686
	JDC Corp.	15,700	71,820
	Jeol Ltd.	7,300	331,896
	JFE Systems, Inc.	2,800	48,424
	JGC Holdings Corp.	73,300	901,473
#*	JIG-SAW, Inc.	1,500	61,004
	JINS Holdings, Inc.	3,800	108,811
	JINUSHI Co. Ltd.	8,600	130,754
	JK Holdings Co. Ltd.	5,600	41,925
#	JM Holdings Co. Ltd.	5,400	65,303
	JMDC, Inc.	9,600	477,712
	Joshin Denki Co. Ltd.	7,400	111,513
	Joyful Honda Co. Ltd.	19,300	228,346
	JP-Holdings, Inc.	40,700	78,468
	JSP Corp.	7,700	85,311
	JSR Corp.	25,000	692,449
	J-Stream, Inc.	4,400	24,188
	JTEKT Corp.	48,000	355,917
#	Juki Corp.	10,400	58,992
	Juroku Financial Group, Inc.	6,900	129,512
	Justsystems Corp.	14,300	441,488
	JVCKenwood Corp.	83,620	107,819
	K&O Energy Group, Inc.	7,000	81,165
	Kadokawa Corp.	21,603	524,603
	Kadoya Sesame Mills, Inc.	500	13,307

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaga Electronics Co. Ltd.	7,600	$185,185
	Kagome Co. Ltd.	15,200	359,521
	Kajima Corp.	97,301	1,110,765
	Kakaku.com, Inc.	49,800	975,415
	Kaken Pharmaceutical Co. Ltd.	5,900	172,266
	Kamakura Shinsho Ltd.	6,300	29,338
	Kamigumi Co. Ltd.	34,800	707,638
	Kanaden Corp.	10,000	80,191
	Kanagawa Chuo Kotsu Co. Ltd.	1,900	51,493
	Kanamic Network Co. Ltd.	7,600	35,126
	Kanamoto Co. Ltd.	13,600	209,398
	Kandenko Co. Ltd.	47,700	296,130
	Kaneka Corp.	21,100	571,706
	Kaneko Seeds Co. Ltd.	4,700	57,718
	Kanematsu Corp.	34,500	359,638
	Kanematsu Electronics Ltd.	5,400	169,613
	Kanemi Co. Ltd.	1,000	20,856
	Kansai Food Market Ltd.	600	5,760
	Kansai Paint Co. Ltd.	34,600	497,552
	Kanto Denka Kogyo Co. Ltd.	8,400	57,611
	Kao Corp.	42,400	1,844,162
	Katakura Industries Co. Ltd.	9,000	138,140
	Katitas Co. Ltd.	23,900	601,688
	Kato Sangyo Co. Ltd.	11,000	272,552
	Kato Works Co. Ltd.	3,900	23,709
	Kawada Technologies, Inc.	1,400	38,591
	Kawai Musical Instruments Manufacturing Co. Ltd.	3,200	68,995
	Kawasaki Heavy Industries Ltd.	70,300	1,380,729
	KDDI Corp.	307,000	9,843,132
	KeePer Technical Laboratory Co. Ltd.	6,600	177,294
	Keihan Holdings Co. Ltd.	10,500	261,976
	Keihanshin Building Co. Ltd.	9,000	88,552
	Keikyu Corp.	51,600	573,105
	Keio Corp.	12,300	470,968
	Keisei Electric Railway Co. Ltd.	11,800	323,519
	KEIWA, Inc.	300	8,229
	Keiyo Bank Ltd.	26,200	93,459
	Keiyo Co. Ltd.	15,600	115,628
	Kewpie Corp.	42,300	734,798
	Keyence Corp.	25,700	10,185,992
	KFC Ltd.	1,100	14,039
	KH Neochem Co. Ltd.	8,000	152,769
	Kikkoman Corp.	23,700	1,405,285
	Kimoto Co. Ltd.	12,900	24,674
#	Kimura Chemical Plants Co. Ltd.	4,600	25,646
	Kinden Corp.	40,000	472,252
#	King Jim Co. Ltd.	4,300	29,235
	Kintetsu Group Holdings Co. Ltd.	12,700	419,696
	Kirin Holdings Co. Ltd.	55,700	916,173
	Kissei Pharmaceutical Co. Ltd.	5,800	122,967
	Ki-Star Real Estate Co. Ltd.	5,500	201,271
	Kitagawa Corp.	2,700	28,556
	Kitano Construction Corp.	1,200	19,973
#	Kitanotatsujin Corp.	43,000	71,292
	Kito Corp.	11,000	219,361
	Kitz Corp.	23,100	121,997
	Kiyo Bank Ltd.	15,000	164,751
*	KLab, Inc.	14,700	51,525
	Koa Shoji Holdings Co. Ltd.	1,600	8,916

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kobayashi Pharmaceutical Co. Ltd.	8,700	$579,593
#	Kobe Bussan Co. Ltd.	31,200	889,361
*	Kobe Electric Railway Co. Ltd.	900	22,687
	Koei Chemical Co. Ltd.	500	8,799
	Koei Tecmo Holdings Co. Ltd.	9,700	338,630
	Kohnan Shoji Co. Ltd.	10,700	300,047
	Kohsoku Corp.	6,000	67,789
	Koito Manufacturing Co. Ltd.	19,300	634,424
	Kojima Co. Ltd.	11,500	57,493
#	Kokusai Pulp & Paper Co. Ltd.	9,600	35,884
	Kokuyo Co. Ltd.	43,200	576,037
	KOMAIHALTEC, Inc.	2,400	30,363
	Komatsu Ltd.	88,100	2,036,729
	Komatsu Matere Co. Ltd.	11,300	89,586
	Komatsu Wall Industry Co. Ltd.	2,600	37,706
	KOMEDA Holdings Co. Ltd.	11,400	195,386
	Komehyo Holdings Co. Ltd.	3,100	64,087
	Komeri Co. Ltd.	9,100	183,098
	Komori Corp.	21,600	131,761
#	Konaka Co. Ltd.	8,100	20,908
	Konami Holdings Corp.	18,700	1,105,272
	Kondotec, Inc.	5,200	40,671
	Konica Minolta, Inc.	111,000	393,705
	Konishi Co. Ltd.	20,000	244,502
	Konoike Transport Co. Ltd.	6,500	63,097
	Konoshima Chemical Co. Ltd.	3,700	34,530
*	Kosaido Holdings Co. Ltd.	5,700	46,109
	Kose Corp.	4,500	401,679
	Kotobukiya Co. Ltd.	400	19,870
	Kozo Keikaku Engineering, Inc.	1,800	34,210
	Krosaki Harima Corp.	1,800	60,238
	KRS Corp.	4,200	36,985
	K's Holdings Corp.	64,076	647,017
	KU Holdings Co. Ltd.	5,300	49,078
	Kubota Corp.	95,400	1,583,959
	Kumagai Gumi Co. Ltd.	15,400	327,660
	Kumiai Chemical Industry Co. Ltd.	7,800	58,345
	Kunimine Industries Co. Ltd.	3,100	21,889
	Kurabo Industries Ltd.	6,400	98,168
	Kuraray Co. Ltd.	50,900	409,696
	Kureha Corp.	7,100	539,983
	Kurimoto Ltd.	5,200	64,887
	Kurita Water Industries Ltd.	33,200	1,346,577
	Kuriyama Holdings Corp.	9,700	67,385
	Kusuri no Aoki Holdings Co. Ltd.	9,500	395,272
	KYB Corp.	8,500	197,653
	Kyocera Corp.	16,600	922,775
	Kyodo Printing Co. Ltd.	2,600	48,955
#	Kyokuto Boeki Kaisha Ltd.	3,300	66,106
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	175,832
	Kyokuyo Co. Ltd.	5,700	155,161
	KYORIN Holdings, Inc.	12,900	175,241
	Kyoritsu Printing Co. Ltd.	3,900	4,375
	Kyosan Electric Manufacturing Co. Ltd.	21,800	72,437
	Kyowa Electronic Instruments Co. Ltd.	3,500	8,577
	Kyowa Kirin Co. Ltd.	19,500	459,717
	Kyowa Leather Cloth Co. Ltd.	8,600	36,895
	Kyudenko Corp.	16,900	367,854
	Kyushu Financial Group, Inc.	86,640	256,057

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kyushu Leasing Service Co. Ltd.	4,700	$20,506
	Kyushu Railway Co.	26,200	549,302
	LAC Co. Ltd.	6,900	40,634
#*	Laox Co. Ltd.	13,500	23,941
	Lasertec Corp.	16,900	2,419,574
	LEC, Inc.	8,000	43,254
	Life Corp.	7,600	147,317
	LIFULL Co. Ltd.	12,600	16,640
	LIKE, Inc.	3,700	65,904
	Linical Co. Ltd.	2,500	15,912
#	Link & Motivation, Inc.	13,000	56,910
	Lintec Corp.	26,600	467,643
	Lion Corp.	67,800	780,610
	Lixil Corp.	51,700	1,069,944
	Loadstar Capital KK	1,200	17,203
*	Locondo, Inc.	2,200	20,251
	Look Holdings, Inc.	1,900	24,808
*	M&A Capital Partners Co. Ltd.	2,900	81,277
	M3, Inc.	82,000	2,856,873
	Mabuchi Motor Co. Ltd.	12,600	361,120
#*	Macbee Planet, Inc.	300	16,440
	Macnica Fuji Electronics Holdings, Inc.	25,000	510,275
	Macromill, Inc.	16,900	117,112
#	Maeda Kosen Co. Ltd.	8,500	198,609
	Maezawa Industries, Inc.	4,100	19,078
#	Maezawa Kasei Industries Co. Ltd.	4,500	45,038
	Maezawa Kyuso Industries Co. Ltd.	7,400	51,226
	Mainichi Comnet Co. Ltd.	3,000	13,959
	Makino Milling Machine Co. Ltd.	10,600	360,877
	Makita Corp.	47,600	1,163,270
#*	Management Solutions Co. Ltd.	1,700	39,611
	Mandom Corp.	12,900	157,491
	Mani, Inc.	13,500	159,861
	MarkLines Co. Ltd.	3,900	67,472
	Maruha Nichiro Corp.	19,100	356,427
	Maruichi Steel Tube Ltd.	12,600	278,891
	MARUKA FURUSATO Corp.	8,141	177,178
#	Marumae Co. Ltd.	1,800	27,352
#	Marusan Securities Co. Ltd.	12,900	45,783
#	Maruwa Unyu Kikan Co. Ltd.	9,400	107,891
	Maruyama Manufacturing Co., Inc.	700	8,301
#	Maruzen CHI Holdings Co. Ltd.	9,400	26,063
	Maruzen Co. Ltd.	4,500	63,388
	Maruzen Showa Unyu Co. Ltd.	3,400	83,783
	Marvelous, Inc.	12,200	63,490
#	Matching Service Japan Co. Ltd.	800	5,273
	Matsuda Sangyo Co. Ltd.	5,600	85,311
	Matsui Construction Co. Ltd.	10,300	49,087
	Matsui Securities Co. Ltd.	28,800	174,051
	MatsukiyoCocokara & Co.	15,820	597,295
	Matsuyafoods Holdings Co. Ltd.	900	27,431
	Max Co. Ltd.	10,000	127,963
	Maxell Ltd.	11,600	121,333
	Maxvalu Tokai Co. Ltd.	4,000	81,361
	Mazda Motor Corp.	117,400	989,632
	McDonald's Holdings Co. Japan Ltd.	9,400	352,833
	MCJ Co. Ltd.	28,400	201,463
	Mebuki Financial Group, Inc.	142,589	287,679
	MEC Co. Ltd.	10,500	189,854

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Media Do Co. Ltd.	4,300	$71,294
	Medical Data Vision Co. Ltd.	11,200	110,628
	Medical System Network Co. Ltd.	14,700	48,961
	Medikit Co. Ltd.	1,500	26,261
	Medipal Holdings Corp.	92,100	1,389,550
	Medius Holdings Co. Ltd.	6,200	47,187
*	MedPeer, Inc.	5,700	94,381
	Megachips Corp.	1,800	45,094
	Megmilk Snow Brand Co. Ltd.	19,300	268,715
	Meidensha Corp.	15,400	238,353
	Meiho Facility Works Ltd.	5,300	26,636
	Meiji Electric Industries Co. Ltd.	3,900	32,231
	MEIJI Holdings Co. Ltd.	18,600	971,106
	Meisei Industrial Co. Ltd.	21,400	114,427
	Meitec Corp.	36,300	684,311
	Meito Sangyo Co. Ltd.	2,400	30,114
#	Meiwa Corp.	9,600	54,369
	Meiwa Estate Co. Ltd.	4,200	19,995
#	Melco Holdings, Inc.	1,700	45,571
#	Members Co. Ltd.	2,600	54,508
	Menicon Co. Ltd.	15,400	388,328
#*	Mercari, Inc.	18,200	313,821
	Mercuria Holdings Co. Ltd.	900	4,100
*	Metaps, Inc.	6,800	28,518
*	MetaReal Corp.	600	5,347
	METAWATER Co. Ltd.	5,400	80,720
	Micronics Japan Co. Ltd.	8,100	77,796
	Milbon Co. Ltd.	12,700	512,193
	MIMAKI ENGINEERING Co. Ltd.	4,800	21,942
#	Minebea Mitsumi, Inc.	57,200	1,028,921
#	Minkabu The Infonoid, Inc.	1,300	25,734
	Mipox Corp.	3,100	14,934
	Mirai Industry Co. Ltd.	2,400	28,131
	Mirainovate Co. Ltd.	19,730	25,703
	Mirait Holdings Corp.	61,200	764,402
	Miroku Jyoho Service Co. Ltd.	9,800	110,902
	MISUMI Group, Inc.	80,200	1,995,240
	Mitani Corp.	11,200	133,078
	Mitani Sangyo Co. Ltd.	12,600	30,138
	Mitani Sekisan Co. Ltd.	1,700	50,443
	Mitsuba Corp.	8,400	26,410
	Mitsubishi Chemical Holdings Corp.	299,200	1,682,559
	Mitsubishi Electric Corp.	183,700	1,938,811
	Mitsubishi Estate Co. Ltd.	102,100	1,516,349
	Mitsubishi Gas Chemical Co., Inc.	60,000	872,138
	Mitsubishi Heavy Industries Ltd.	52,900	1,964,307
	Mitsubishi Kakoki Kaisha Ltd.	1,500	23,147
	Mitsubishi Logisnext Co. Ltd.	22,300	148,415
	Mitsubishi Logistics Corp.	19,999	536,617
*	Mitsubishi Motors Corp.	165,000	574,909
*	Mitsubishi Paper Mills Ltd.	10,067	22,524
	Mitsubishi Pencil Co. Ltd.	15,600	166,215
	Mitsubishi Research Institute, Inc.	2,800	92,504
	Mitsubishi Shokuhin Co. Ltd.	7,900	205,422
	Mitsubishi UFJ Financial Group, Inc.	1,260,300	7,101,150
	Mitsuboshi Belting Ltd.	5,600	135,898
	Mitsui Chemicals, Inc.	94,300	1,986,357
	Mitsui DM Sugar Holdings Co. Ltd.	3,600	51,377
#*	Mitsui E&S Holdings Co. Ltd.	25,800	69,598

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Fudosan Co. Ltd.	90,600	$2,024,857
	Mitsui Mining & Smelting Co. Ltd.	26,500	634,632
	Mitsui-Soko Holdings Co. Ltd.	4,800	111,946
	Mitsuuroko Group Holdings Co. Ltd.	21,100	150,789
	Miura Co. Ltd.	12,200	294,125
	Mixi, Inc.	19,300	339,746
	Miyaji Engineering Group, Inc.	1,800	45,201
	Miyazaki Bank Ltd.	2,100	33,254
	Mizuho Financial Group, Inc.	120,671	1,439,173
#	Mizuho Financial Group, Inc., ADR	8,184	19,969
	Mizuho Leasing Co. Ltd.	12,100	301,246
#	Mizuho Medy Co. Ltd.	700	15,940
	Mizuno Corp.	8,900	167,132
*	Mobile Factory, Inc.	900	6,806
	Mochida Pharmaceutical Co. Ltd.	9,200	225,859
	Modec, Inc.	10,400	96,928
#	Monex Group, Inc.	82,600	291,444
	Monogatari Corp.	1,600	70,465
	MonotaRO Co. Ltd.	53,500	955,260
#	MORESCO Corp.	2,300	20,083
	Morinaga & Co. Ltd.	16,600	521,695
	Morinaga Milk Industry Co. Ltd.	10,300	379,791
	Moriroku Holdings Co. Ltd.	1,200	16,798
	Morita Holdings Corp.	13,200	133,780
	Morito Co. Ltd.	7,100	40,046
	Morningstar Japan KK	9,200	34,671
	Morozoff Ltd.	600	16,462
#	Mortgage Service Japan Ltd.	3,100	23,038
	MRK Holdings, Inc.	11,100	9,258
	MrMax Holdings Ltd.	11,600	54,632
	MS&AD Insurance Group Holdings, Inc.	50,952	1,652,442
	MTG Co. Ltd.	2,000	19,814
	Mugen Estate Co. Ltd.	5,700	20,785
	m-up Holdings, Inc.	13,200	153,503
	Murakami Corp.	1,300	22,437
	Murata Manufacturing Co. Ltd.	6,600	385,511
	Nabtesco Corp.	35,800	857,988
#	NAC Co. Ltd.	5,200	38,055
	Nachi-Fujikoshi Corp.	4,100	114,214
	Nafco Co. Ltd.	6,100	73,351
	Nagano Keiki Co. Ltd.	4,600	40,799
	Nagase & Co. Ltd.	53,900	810,742
	Nagatanien Holdings Co. Ltd.	5,500	83,669
#	Nagawa Co. Ltd.	1,600	98,976
	Nagoya Railroad Co. Ltd.	62,200	1,002,668
	Naigai Tec Corp.	800	15,778
#	Nakabayashi Co. Ltd.	10,000	39,124
	Nakamoto Packs Co. Ltd.	1,600	19,516
	Nakamuraya Co. Ltd.	1,701	40,422
	Nakanishi, Inc.	25,300	476,148
	Nakano Corp.	6,500	15,547
	Nakano Refrigerators Co. Ltd.	400	18,328
	Nakayamafuku Co. Ltd.	4,800	11,226
*	Namura Shipbuilding Co. Ltd.	16,000	50,691
	Nankai Electric Railway Co. Ltd.	19,800	391,156
	Nanto Bank Ltd.	3,500	53,276
	Nanyo Corp.	1,200	16,286
	Nasu Denki Tekko Co. Ltd.	500	30,666
	Natori Co. Ltd.	3,300	51,707

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Capital Solutions Ltd.	6,000	$96,680
	NEC Corp.	57,000	2,104,123
	NEC Networks & System Integration Corp.	43,700	603,204
	NEOJAPAN, Inc.	1,400	12,161
	NET One Systems Co. Ltd.	40,800	950,213
	New Art Holdings Co. Ltd.	2,600	27,099
	New Cosmos Electric Co. Ltd.	200	2,893
	New Japan Chemical Co. Ltd.	5,000	10,397
	Nexon Co. Ltd.	33,300	755,980
	Nextage Co. Ltd.	17,300	382,660
*	NexTone, Inc.	1,300	35,222
	NF Holdings Corp.	1,100	9,862
	NGK Insulators Ltd.	41,000	599,675
	NGK Spark Plug Co. Ltd.	40,700	797,006
	NHK Spring Co. Ltd.	83,400	568,349
	Nicca Chemical Co. Ltd.	3,100	19,120
	Nice Corp.	3,400	42,987
	Nichias Corp.	15,000	267,672
	Nichiban Co. Ltd.	4,000	50,279
	Nichiden Corp.	6,300	93,704
	Nichiha Corp.	6,700	138,414
#*	Nichi-iko Pharmaceutical Co. Ltd.	9,300	25,132
	Nichirei Corp.	33,500	597,754
	Nichireki Co. Ltd.	5,200	54,551
	Nichirin Co. Ltd.	6,130	72,576
	Nidec Corp.	56,800	3,947,262
	Nidec Corp., Sponsored ADR	10,600	183,804
	Nifco, Inc.	66,800	1,621,121
	Nihon Chouzai Co. Ltd.	6,400	68,438
#	Nihon Dempa Kogyo Co. Ltd.	5,100	44,308
	Nihon Dengi Co. Ltd.	2,200	54,349
	Nihon Flush Co. Ltd.	8,200	60,517
#	Nihon House Holdings Co. Ltd.	14,000	43,602
	Nihon Kagaku Sangyo Co. Ltd.	8,000	62,734
	Nihon Kohden Corp.	45,300	1,013,550
	Nihon M&A Center Holdings, Inc.	185,300	2,479,691
	Nihon Nohyaku Co. Ltd.	21,500	111,073
	Nihon Parkerizing Co. Ltd.	43,700	314,857
	Nihon Tokushu Toryo Co. Ltd.	5,600	41,055
	Nihon Trim Co. Ltd.	1,200	22,257
*	Nihon Yamamura Glass Co. Ltd.	3,300	16,650
	Niitaka Co. Ltd.	1,100	19,086
	Nikkato Corp.	1,500	5,172
#	Nikkiso Co. Ltd.	21,800	135,346
	Nikko Co. Ltd.	13,500	65,876
	Nikkon Holdings Co. Ltd.	14,600	268,499
	Nikon Corp.	31,300	360,468
	Nintendo Co. Ltd.	28,800	12,878,584
	Nippi, Inc.	600	15,459
	Nippon Air Conditioning Services Co. Ltd.	4,500	26,499
	Nippon Aqua Co. Ltd.	4,300	20,173
*	Nippon Avionics Co. Ltd.	600	14,670
	Nippon Beet Sugar Manufacturing Co. Ltd.	2,600	33,097
	Nippon Carbide Industries Co., Inc.	2,900	29,997
	Nippon Ceramic Co. Ltd.	1,900	29,895
	Nippon Chemical Industrial Co. Ltd.	3,300	50,709
	Nippon Chemiphar Co. Ltd.	500	6,986
	Nippon Densetsu Kogyo Co. Ltd.	14,900	203,067
	Nippon Dry-Chemical Co. Ltd.	2,100	26,530

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Express Holdings, Inc.	27,500	$1,643,273
	Nippon Felt Co. Ltd.	2,900	9,065
	Nippon Filcon Co. Ltd.	3,100	11,444
	Nippon Fine Chemical Co. Ltd.	5,800	85,842
	Nippon Gas Co. Ltd.	63,100	947,414
	Nippon Kanzai Co. Ltd.	300	6,102
	Nippon Kayaku Co. Ltd.	68,600	577,470
*	Nippon Kinzoku Co. Ltd.	900	7,873
	Nippon Koei Co. Ltd.	5,100	133,191
#	Nippon Light Metal Holdings Co. Ltd.	29,860	357,106
#	Nippon Paint Holdings Co. Ltd.	77,500	592,423
	Nippon Paper Industries Co. Ltd.	13,500	97,904
#	Nippon Parking Development Co. Ltd.	78,100	99,295
	Nippon Pillar Packing Co. Ltd.	12,000	243,621
	Nippon Rietec Co. Ltd.	7,800	55,892
	Nippon Road Co. Ltd.	800	40,735
	Nippon Sanso Holdings Corp.	16,800	283,293
	Nippon Seiki Co. Ltd.	16,300	104,627
	Nippon Seisen Co. Ltd.	1,000	34,198
	Nippon Sharyo Ltd.	3,700	59,379
	Nippon Shinyaku Co. Ltd.	16,100	996,454
	Nippon Shokubai Co. Ltd.	11,900	465,779
	Nippon Signal Co. Ltd	12,900	95,236
	Nippon Soda Co. Ltd.	11,100	350,927
	Nippon Steel Trading Corp.	6,600	256,588
	Nippon Suisan Kaisha Ltd.	98,700	444,351
	Nippon Systemware Co. Ltd.	3,100	57,035
	Nippon Telegraph & Telephone Corp.	91,700	2,619,440
	Nippon Thompson Co. Ltd.	19,900	79,801
	Nipro Corp.	56,900	498,994
	Nishimatsu Construction Co. Ltd.	20,800	623,021
	Nishimatsuya Chain Co. Ltd.	18,500	228,384
	Nishimoto Co. Ltd.	1,700	50,672
	Nishi-Nippon Railroad Co. Ltd.	11,400	251,584
	Nishio Rent All Co. Ltd.	8,200	177,307
	Nissan Chemical Corp.	31,600	1,615,807
	Nissan Motor Co. Ltd.	201,400	765,896
	Nissan Shatai Co. Ltd.	26,700	130,831
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	10,652
	Nissei ASB Machine Co. Ltd.	4,100	113,675
	Nissei Plastic Industrial Co. Ltd.	5,900	41,258
	Nissha Co. Ltd.	6,200	72,994
	Nisshin Group Holdings Co. Ltd.	19,600	65,496
	Nisshin Oillio Group Ltd.	10,100	245,954
	Nisshin Seifun Group, Inc.	20,280	249,636
	Nisshinbo Holdings, Inc.	34,604	275,631
	Nissin Corp.	7,900	98,162
	Nissin Electric Co. Ltd.	10,200	117,203
	Nisso Corp.	11,600	52,394
	Nissui Pharmaceutical Co. Ltd.	3,800	48,793
	Nitori Holdings Co. Ltd.	16,800	1,777,416
	Nitta Corp.	5,100	112,206
	Nitta Gelatin, Inc.	7,100	32,993
	Nitto Boseki Co. Ltd.	5,900	107,339
	Nitto Denko Corp.	44,200	2,846,271
	Nitto Kogyo Corp.	10,900	212,260
	Nitto Kohki Co. Ltd.	4,900	58,702
	Nitto Seiko Co. Ltd.	10,500	40,828
	Nittoc Construction Co. Ltd.	6,500	42,518

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nittoku Co. Ltd.	1,400	$27,892
	NJS Co. Ltd.	3,300	49,031
	Noevir Holdings Co. Ltd.	6,100	270,942
	NOF Corp.	30,600	1,210,751
	Nohmi Bosai Ltd.	4,900	68,039
	Nojima Corp.	15,400	337,800
	Nomura Co. Ltd.	1,500	9,956
	Nomura Holdings, Inc.	411,000	1,568,175
#	Nomura Holdings, Inc., Sponsored ADR	77,706	297,614
#	Nomura Micro Science Co. Ltd.	3,700	101,076
	Nomura Real Estate Holdings, Inc.	36,600	887,893
	Nomura Research Institute Ltd.	51,366	1,543,256
	Noritake Co. Ltd.	2,200	70,411
	Noritsu Koki Co. Ltd.	8,500	152,251
	Noritz Corp.	11,900	133,292
	NS Solutions Corp.	11,500	338,388
	NS Tool Co. Ltd.	3,800	36,433
	NSD Co. Ltd.	23,000	432,044
	NSK Ltd.	72,200	404,327
*	NTN Corp.	106,000	196,761
	NTT Data Corp.	101,000	1,528,635
	Oat Agrio Co. Ltd.	5,000	65,783
#	Obara Group, Inc.	3,300	74,483
	Obayashi Corp.	151,400	1,113,462
	OBIC Business Consultants Co. Ltd.	6,300	214,923
	Obic Co. Ltd.	13,200	2,110,279
	Ocean System Corp.	1,000	7,451
	Ochi Holdings Co. Ltd.	1,800	16,614
	Odakyu Electric Railway Co. Ltd.	24,000	344,218
	Oenon Holdings, Inc.	11,900	27,399
	Ogaki Kyoritsu Bank Ltd.	8,000	104,814
	Ohashi Technica, Inc.	2,500	25,999
#	Ohba Co. Ltd.	4,500	24,129
	Ohki Healthcare Holdings Co. Ltd.	2,800	16,047
	Ohmoto Gumi Co. Ltd.	500	23,984
	Ohsho Food Service Corp.	1,700	89,079
	Oiles Corp.	5,300	63,709
#*	Oisix ra daichi, Inc.	11,900	159,958
	Oita Bank Ltd.	2,400	35,318
	Oji Holdings Corp.	121,200	505,302
	Okabe Co. Ltd.	12,800	59,980
	Okamoto Industries, Inc.	3,700	109,797
	Okamoto Machine Tool Works Ltd.	1,100	33,097
	Okamura Corp.	24,100	240,518
	Okasan Securities Group, Inc.	64,600	165,071
	Oki Electric Industry Co. Ltd.	32,200	186,041
	Okinawa Financial Group, Inc.	4,980	83,591
	OKUMA Corp.	10,600	416,490
	Okumura Corp.	14,600	324,563
	Okura Industrial Co. Ltd.	4,000	53,410
	Okuwa Co. Ltd.	9,400	62,267
	Olba Healthcare Holdings, Inc.	800	9,756
	Olympic Group Corp.	2,900	13,151
	Olympus Corp.	193,000	4,130,616
	Omron Corp.	12,800	715,878
	Ono Pharmaceutical Co. Ltd.	37,300	1,048,835
	Onoken Co. Ltd.	10,300	109,786
#	Onward Holdings Co. Ltd.	40,800	77,567
	Open House Group Co. Ltd.	30,200	1,317,481

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Optex Group Co. Ltd.	5,600	$87,138
*	Optim Corp.	7,000	44,297
	Optorun Co. Ltd.	3,700	52,502
	Oracle Corp.	8,700	542,603
#	Orchestra Holdings, Inc.	900	18,310
	Organo Corp.	2,400	167,916
	Oricon, Inc.	2,500	15,386
	Orient Corp.	249,300	253,426
	Oriental Consultants Holdings Co. Ltd.	2,100	44,200
	Oriental Shiraishi Corp.	40,000	75,513
	Origin Co. Ltd.	1,200	11,114
	Oro Co. Ltd.	2,200	26,055
	Osaka Gas Co. Ltd.	55,700	1,001,380
	Osaka Organic Chemical Industry Ltd.	8,300	155,966
	Osaka Soda Co. Ltd.	2,800	71,562
	Osaki Electric Co. Ltd.	9,400	36,516
	OSG Corp.	25,500	349,978
	Otsuka Corp.	39,000	1,216,242
	OUG Holdings, Inc.	1,000	21,080
	Outsourcing, Inc.	69,200	622,503
*	Oxide Corp.	700	29,079
	Oyo Corp.	9,900	131,932
#	Ozu Corp.	1,500	20,911
	Pacific Industrial Co. Ltd.	10,500	81,034
#	Pack Corp.	8,900	162,726
	PAL GROUP Holdings Co. Ltd.	7,100	121,424
	PALTAC Corp.	14,000	438,879
	Pan Pacific International Holdings Corp.	63,400	987,168
	Panasonic Corp.	297,600	2,457,026
	PAPYLESS Co. Ltd.	2,000	17,817
#	Paraca, Inc.	900	12,852
	Paramount Bed Holdings Co. Ltd.	9,600	177,963
*	Park24 Co. Ltd.	50,200	705,396
	Parker Corp.	7,900	32,490
#	Pasco Corp.	2,100	20,936
	Pasona Group, Inc.	17,600	270,646
	PC Depot Corp.	18,520	42,431
	PCA Corp.	2,500	22,567
	PCI Holdings, Inc.	2,900	21,283
	Pegasus Sewing Machine Manufacturing Co. Ltd.	7,900	45,335
	Penta-Ocean Construction Co. Ltd.	120,400	661,774
	People Dreams & Technologies Group Co. Ltd.	3,600	72,559
*	PeptiDream, Inc.	4,800	60,106
	Persol Holdings Co. Ltd.	77,600	1,606,458
#	Pharma Foods International Co. Ltd.	3,900	43,153
	Phil Co., Inc.	500	4,731
*	PIA Corp.	900	21,872
	Pigeon Corp.	43,800	638,075
	Pilot Corp.	11,900	454,816
#	Pipedo HD, Inc.	1,400	29,510
	Plenus Co. Ltd.	3,900	58,331
	Pola Orbis Holdings, Inc.	28,600	350,566
	Pole To Win Holdings, Inc.	14,300	110,779
	Poppins Corp.	1,000	14,758
*	PR Times, Inc.	700	11,786
	Premium Group Co. Ltd.	3,700	127,127
#	Press Kogyo Co. Ltd.	20,000	61,630
	Pressance Corp.	10,600	125,053
	Prestige International, Inc.	50,500	262,845

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Procrea Holdings, Inc.	5,525	$84,954
	Pronexus, Inc.	4,500	38,351
#	Property Agent, Inc.	1,200	13,294
	Pro-Ship, Inc.	5,300	64,646
	Proto Corp.	10,400	87,242
	PS Mitsubishi Construction Co. Ltd.	15,100	71,342
	Punch Industry Co. Ltd.	8,400	29,294
	QB Net Holdings Co. Ltd.	3,500	35,822
	Qol Holdings Co. Ltd.	19,600	220,479
	Quick Co. Ltd.	8,500	97,720
	Raccoon Holdings, Inc.	5,300	61,136
	Raito Kogyo Co. Ltd.	15,900	234,567
	Raiznext Corp.	5,500	50,595
	Rakus Co. Ltd.	32,400	458,365
	Rakuten Group, Inc.	115,900	574,579
	Rasa Corp.	2,500	18,267
	Rasa Industries Ltd.	4,800	68,874
	Raysum Co. Ltd.	7,500	74,340
	Recruit Holdings Co. Ltd.	367,100	13,719,640
	Relia, Inc.	10,600	88,415
	Relo Group, Inc.	71,500	1,187,256
	Rengo Co. Ltd.	95,500	558,498
*	RENOVA, Inc.	9,500	179,619
	Resorttrust, Inc.	12,800	210,438
	Retail Partners Co. Ltd.	9,000	82,338
	Rheon Automatic Machinery Co. Ltd.	3,700	36,166
	Rhythm Co. Ltd.	1,800	21,015
	Riberesute Corp.	2,000	11,435
	Ricoh Co. Ltd.	68,700	552,558
	Ricoh Leasing Co. Ltd.	9,700	260,665
	Ride On Express Holdings Co. Ltd.	3,000	29,427
#*	Right On Co. Ltd.	4,800	26,803
	Riken Keiki Co. Ltd.	5,400	168,394
	Riken Technos Corp.	21,600	76,356
	Riken Vitamin Co. Ltd.	6,200	80,515
	Rinnai Corp.	7,300	555,008
	Rion Co. Ltd.	3,400	61,596
	Riso Kagaku Corp.	2,700	49,453
	Rix Corp.	900	13,975
	Rohto Pharmaceutical Co. Ltd.	61,100	1,831,398
	Rokko Butter Co. Ltd.	2,600	28,321
	Roland Corp.	5,800	187,966
	Roland DG Corp.	5,700	144,601
	Rorze Corp.	2,900	186,596
	Round One Corp.	13,300	149,895
	Ryobi Ltd.	8,200	69,030
	Ryoden Corp.	8,900	109,494
	Ryohin Keikaku Co. Ltd.	167,400	1,661,572
	Ryosan Co. Ltd.	12,800	215,607
	S&B Foods, Inc.	2,900	80,716
#	Sac's Bar Holdings, Inc.	7,300	33,751
	Saibu Gas Holdings Co. Ltd.	11,800	163,998
	Saison Information Systems Co. Ltd.	3,100	42,658
	Sakai Chemical Industry Co. Ltd.	3,600	52,657
	Sakai Heavy Industries Ltd.	1,900	42,700
	Sakai Moving Service Co. Ltd.	2,400	89,185
	Sakata INX Corp.	28,900	214,633
	Sakura Internet, Inc.	8,400	37,242
	Sala Corp.	23,600	128,726

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SAMTY Co. Ltd.	7,300	$113,141
	San Holdings, Inc.	2,400	33,672
	San ju San Financial Group, Inc.	2,200	23,341
	San-A Co. Ltd.	7,300	229,353
	San-Ai Obbli Co. Ltd.	42,000	338,058
*	Sanden Corp.	4,200	7,625
	Sanei Architecture Planning Co. Ltd.	3,700	46,315
	Sangetsu Corp.	24,000	289,140
#*	Sanix, Inc.	16,200	30,186
	Sanken Electric Co. Ltd.	4,799	185,002
	Sanki Engineering Co. Ltd.	28,500	355,149
	Sanko Gosei Ltd.	5,600	15,987
	Sanko Metal Industrial Co. Ltd.	1,300	26,289
	Sankyo Co. Ltd.	6,900	217,009
	Sankyo Frontier Co. Ltd.	1,400	42,351
	Sankyo Seiko Co. Ltd.	22,200	85,044
	Sankyu, Inc.	14,200	470,883
	Sansei Technologies, Inc.	4,600	28,544
	Sansha Electric Manufacturing Co. Ltd.	4,600	31,336
	Sanshin Electronics Co. Ltd.	5,000	57,976
	Santen Pharmaceutical Co. Ltd.	118,700	961,487
	Sanwa Holdings Corp.	100,200	1,082,423
	Sanyo Chemical Industries Ltd.	6,100	220,395
	Sanyo Denki Co. Ltd.	3,800	157,824
*	Sanyo Shokai Ltd.	4,300	28,282
	Sanyo Trading Co. Ltd.	10,700	81,290
	Sapporo Holdings Ltd.	25,600	573,239
#	Sata Construction Co. Ltd.	7,700	26,085
	Sato Foods Co. Ltd.	300	11,362
	Sato Holdings Corp.	9,800	146,688
	Sato Shoji Corp.	6,100	51,499
	Sawai Group Holdings Co. Ltd.	9,700	314,669
	Saxa Holdings, Inc.	1,300	12,689
	SB Technology Corp.	5,000	97,322
	SBI Holdings, Inc.	55,200	1,119,866
*	SBI Insurance Group Co. Ltd.	1,900	12,664
	SBS Holdings, Inc.	9,500	199,444
	Scala, Inc.	6,000	33,733
	SCREEN Holdings Co. Ltd.	11,000	796,062
	Scroll Corp.	10,400	69,435
	SCSK Corp.	35,129	618,630
	SE Corp.	3,000	7,299
	SEC Carbon Ltd.	200	7,659
	Secom Co. Ltd.	19,300	1,289,048
	Seed Co. Ltd.	2,100	8,315
	Sega Sammy Holdings, Inc.	30,900	530,656
	Seibu Holdings, Inc.	39,200	396,254
	Seika Corp.	4,900	60,857
	Seikitokyu Kogyo Co. Ltd.	5,800	36,151
	Seiko Electric Co. Ltd.	1,500	13,501
	Seiko Epson Corp.	66,000	991,496
	Seiko Holdings Corp.	7,500	165,554
	Seiko PMC Corp.	5,300	21,841
	Seino Holdings Co. Ltd.	31,800	263,765
	Seiren Co. Ltd.	14,500	221,481
	Seiwa Electric Manufacturing Co. Ltd.	1,700	5,852
	Sekisui Chemical Co. Ltd.	28,500	400,980
#	Sekisui House Ltd.	140,100	2,481,367
	Sekisui Jushi Corp.	11,500	150,291

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sekisui Kasei Co. Ltd.	12,400	$38,557
	SEMITEC Corp.	500	27,131
	Senko Group Holdings Co. Ltd.	43,020	297,784
	Senshu Electric Co. Ltd.	4,400	172,302
	Senshu Ikeda Holdings, Inc.	34,800	54,204
#	Senshukai Co. Ltd.	11,400	33,683
	SERAKU Co. Ltd.	1,100	10,137
	Seria Co. Ltd.	25,400	505,939
	Seven & I Holdings Co. Ltd.	69,100	2,816,530
	Seven Bank Ltd.	319,000	633,032
	SG Holdings Co. Ltd.	73,500	1,402,713
	Sharp Corp.	47,600	383,132
#	Shibaura Electronics Co. Ltd.	1,600	60,229
	Shibaura Machine Co. Ltd.	9,000	192,648
	Shibaura Mechatronics Corp.	1,700	128,782
	Shibuya Corp.	6,300	117,962
	Shidax Corp.	6,600	26,747
*	SHIFT, Inc.	4,600	722,955
	Shiga Bank Ltd.	9,700	197,458
	Shikibo Ltd.	3,500	23,775
	Shikoku Bank Ltd.	2,000	12,744
	Shikoku Chemicals Corp.	18,700	177,077
	Shima Seiki Manufacturing Ltd.	11,100	186,052
	Shimadzu Corp.	45,100	1,604,610
	Shimamura Co. Ltd.	8,400	805,505
	Shimano, Inc.	7,700	1,286,256
	Shimizu Corp.	110,800	628,086
#	Shimojima Co. Ltd.	4,600	34,812
	Shin Maint Holdings Co. Ltd.	900	7,955
	Shin Nippon Air Technologies Co. Ltd.	4,300	61,310
	Shinagawa Refractories Co. Ltd.	2,800	78,119
	Shin-Etsu Chemical Co. Ltd.	49,400	6,327,855
	Shin-Etsu Polymer Co. Ltd.	22,000	228,033
	Shin-Keisei Electric Railway Co. Ltd.	600	13,408
	Shinmaywa Industries Ltd.	23,100	184,848
	Shinnihon Corp.	9,900	55,345
	Shin-Nihon Tatemono Co. Ltd.	4,300	13,827
	Shinnihonseiyaku Co. Ltd.	5,100	61,791
	Shinoken Group Co. Ltd.	16,300	135,005
	Shinsei Bank Ltd.	6,700	101,346
	Shinsho Corp.	2,000	58,017
	Shinwa Co. Ltd.	3,900	66,985
	Shinwa Co. Ltd.	2,600	15,388
	Shionogi & Co. Ltd.	11,200	574,464
	Ship Healthcare Holdings, Inc.	39,100	747,240
	Shiseido Co. Ltd.	53,100	2,184,174
	Shizuoka Bank Ltd.	71,100	430,256
	Shizuoka Gas Co. Ltd.	26,100	185,195
	SHL-Japan Ltd.	1,100	22,160
	SHO-BOND Holdings Co. Ltd.	10,200	451,294
	Shoei Co. Ltd.	9,200	395,083
#	Shoei Foods Corp.	2,700	80,223
	Shofu, Inc.	2,800	37,944
	Showa Denko KK	80,500	1,350,029
	Sigma Koki Co. Ltd.	700	7,929
#	SIGMAXYZ Holdings, Inc.	11,800	111,295
#*	Silver Life Co. Ltd.	500	5,049
	Sinanen Holdings Co. Ltd.	2,700	74,388
	Sinfonia Technology Co. Ltd.	8,600	93,617

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sinko Industries Ltd.	7,600	$96,337
	Sintokogio Ltd.	8,900	48,874
	SK Kaken Co. Ltd.	300	77,511
	SK-Electronics Co. Ltd.	3,800	27,280
	SKY Perfect JSAT Holdings, Inc.	42,800	179,316
	SMC Corp.	4,500	2,217,763
	SMK Corp.	800	13,251
	SMS Co. Ltd.	41,300	992,837
#	Snow Peak, Inc.	10,700	214,909
	SNT Corp.	2,900	4,800
	Soda Nikka Co. Ltd.	6,600	28,507
	Sodick Co. Ltd.	18,500	115,736
	Softbank Corp.	453,800	5,246,950
	SoftBank Group Corp.	161,168	6,770,165
	Softcreate Holdings Corp.	4,000	124,167
	Software Service, Inc.	900	45,781
	Sohgo Security Services Co. Ltd.	30,600	857,532
	Soiken Holdings, Inc.	9,300	22,866
	Soken Chemical & Engineering Co. Ltd.	5,100	72,245
	Soliton Systems KK	5,500	55,909
	Solxyz Co. Ltd.	7,200	19,984
	Sompo Holdings, Inc.	38,100	1,700,449
	Sony Group Corp.	167,800	14,234,123
	Sotetsu Holdings, Inc.	13,100	231,618
	Sotoh Co. Ltd.	2,400	15,150
#	Space Co. Ltd.	6,900	47,127
	Sparx Group Co. Ltd.	51,800	117,501
	SPK Corp.	3,600	37,817
	S-Pool, Inc.	37,100	307,149
	Sprix Ltd.	3,000	23,357
	Square Enix Holdings Co. Ltd.	19,300	895,516
	SRA Holdings	7,000	154,612
#*	SRE Holdings Corp.	3,700	76,688
	St. Marc Holdings Co. Ltd.	3,400	41,661
	Star Mica Holdings Co. Ltd.	7,600	90,852
	Star Micronics Co. Ltd.	9,000	116,626
	Starts Corp., Inc.	16,500	358,148
	Stella Chemifa Corp.	5,100	96,696
	STI Foods Holdings, Inc.	400	7,208
	Strike Co. Ltd.	2,800	82,230
#	Studio Alice Co. Ltd.	3,900	67,891
	Subaru Corp.	103,500	1,800,994
	Subaru Enterprise Co. Ltd.	500	32,764
	Sugi Holdings Co. Ltd.	17,500	789,494
	Sugimoto & Co. Ltd.	4,900	77,060
	Sumida Corp.	5,800	36,412
	Suminoe Textile Co. Ltd.	2,300	29,905
	Sumitomo Bakelite Co. Ltd.	18,300	592,303
	Sumitomo Chemical Co. Ltd.	494,231	1,942,293
	Sumitomo Dainippon Pharma Co. Ltd.	64,300	503,563
	Sumitomo Densetsu Co. Ltd.	8,800	176,612
	Sumitomo Electric Industries Ltd.	93,100	1,037,952
	Sumitomo Forestry Co. Ltd.	38,900	603,982
	Sumitomo Heavy Industries Ltd.	42,400	970,105
	Sumitomo Metal Mining Co. Ltd.	84,000	2,641,279
	Sumitomo Mitsui Construction Co. Ltd.	66,200	224,998
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	940,966
	Sumitomo Mitsui Financial Group, Inc.	124,304	3,899,676
	Sumitomo Mitsui Trust Holdings, Inc.	53,800	1,767,289

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Precision Products Co. Ltd.	1,700	$34,881
	Sumitomo Realty & Development Co. Ltd.	36,600	1,010,638
	Sumitomo Seika Chemicals Co. Ltd.	4,100	92,205
	Sun Frontier Fudousan Co. Ltd.	15,400	129,100
	Sundrug Co. Ltd.	33,400	783,471
	Suntory Beverage & Food Ltd.	23,500	927,250
	Suruga Bank Ltd.	42,800	119,959
	Suzuken Co. Ltd.	33,790	933,920
#	Suzuki Co. Ltd.	3,200	19,325
	Suzuki Motor Corp.	26,800	878,486
	SWCC Showa Holdings Co. Ltd.	9,700	129,408
#*	SymBio Pharmaceuticals Ltd.	7,700	39,344
	Sysmex Corp.	34,200	2,394,404
	System D, Inc.	700	6,922
	System Information Co. Ltd.	1,100	8,181
	System Research Co. Ltd.	2,300	36,440
	System Support, Inc.	700	6,867
	Systems Engineering Consultants Co. Ltd.	1,000	18,420
	Systena Corp.	107,700	369,333
	Syuppin Co. Ltd.	13,500	143,272
	T Hasegawa Co. Ltd.	8,100	185,725
	T RAD Co. Ltd.	1,600	31,281
	T&D Holdings, Inc.	79,700	902,048
	T&K Toka Co. Ltd.	14,500	95,755
	Tachibana Eletech Co. Ltd.	2,200	25,616
	Tachikawa Corp.	2,200	18,293
	Tachi-S Co. Ltd.	3,000	26,713
	Tadano Ltd.	44,900	326,299
	Taihei Dengyo Kaisha Ltd.	5,000	114,486
	Taiho Kogyo Co. Ltd.	4,100	20,735
	Taikisha Ltd.	18,200	450,491
	Taisei Corp.	26,700	851,912
	Taisei Lamick Co. Ltd.	2,800	57,223
	Taisei Oncho Co. Ltd.	1,900	26,721
	Taisho Pharmaceutical Holdings Co. Ltd.	7,000	278,725
	Taiyo Holdings Co. Ltd.	21,700	467,970
	Taiyo Yuden Co. Ltd.	17,300	614,843
	Takamatsu Construction Group Co. Ltd.	7,500	119,894
	Takamiya Co. Ltd.	13,900	39,668
	Takano Co. Ltd.	1,800	11,142
	Takaoka Toko Co. Ltd.	4,100	59,607
	Takara & Co. Ltd.	5,100	76,966
	Takara Bio, Inc.	13,800	223,022
	Takara Holdings, Inc.	55,500	448,994
	Takara Leben Co. Ltd.	49,500	137,476
	Takara Standard Co. Ltd.	8,400	84,110
#	Takasago International Corp.	8,800	170,693
	Takasago Thermal Engineering Co. Ltd.	33,700	428,636
	Takashima & Co. Ltd.	1,300	25,740
	Takashimaya Co. Ltd.	45,200	485,573
	Takasho Co. Ltd.	4,500	23,876
	Takeda Pharmaceutical Co. Ltd.	178,730	5,243,972
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	84,036
	Takemoto Yohki Co. Ltd.	2,800	16,145
	Takeuchi Manufacturing Co. Ltd.	17,700	342,051
#	Takihyo Co. Ltd.	2,000	12,367
	Takisawa Machine Tool Co. Ltd.	3,300	29,425
	Takuma Co. Ltd.	30,000	317,391
#	Tama Home Co. Ltd.	8,100	150,659

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tanseisha Co. Ltd.	17,500	$105,770
	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	55,510
	Tayca Corp.	7,000	63,357
	Tazmo Co. Ltd.	1,100	10,484
	Tbk Co. Ltd.	3,900	9,824
	TBS Holdings, Inc.	10,500	134,462
	TDC Soft, Inc.	5,900	51,837
	TechMatrix Corp.	14,200	197,692
	TECHNO ASSOCIE Co. Ltd.	3,000	26,590
	Techno Horizon Co. Ltd.	7,800	32,399
	Techno Medica Co. Ltd.	2,500	29,694
	Techno Quartz, Inc.	100	22,718
	Techno Ryowa Ltd.	4,200	28,198
	Techno Smart Corp.	1,700	16,588
	Technoflex Corp.	1,200	9,099
	TechnoPro Holdings, Inc.	68,100	1,582,559
	Tecnos Japan, Inc.	6,800	25,222
	Teijin Ltd.	114,200	1,210,056
	Teikoku Electric Manufacturing Co. Ltd.	4,000	54,970
	Teikoku Sen-I Co. Ltd.	7,800	98,870
	Teikoku Tsushin Kogyo Co. Ltd.	900	10,031
	Tekken Corp.	5,500	75,261
	Temairazu, Inc.	1,100	42,867
	Tenma Corp.	3,300	57,716
	Terumo Corp.	3,800	129,746
	Tess Holdings Co. Ltd.	3,800	35,630
	T-Gaia Corp.	10,600	130,135
	THK Co. Ltd.	20,400	432,797
	Tigers Polymer Corp.	2,500	8,021
	TIS, Inc.	48,200	1,366,669
	TKC Corp.	9,100	239,110
	Toa Corp.	9,200	54,271
	Toa Corp.	5,700	111,266
	TOA ROAD Corp.	1,400	62,602
	Toagosei Co. Ltd.	42,200	327,642
	Tobishima Corp.	10,030	80,140
	Tobu Railway Co. Ltd.	13,400	318,181
	TOC Co. Ltd.	13,400	80,003
	Tocalo Co. Ltd.	13,200	126,929
	Toda Corp.	96,300	516,538
#*	Toda Kogyo Corp.	2,000	36,362
#	Toei Animation Co. Ltd.	2,000	165,794
	Toei Co. Ltd.	900	129,096
	Toell Co. Ltd.	3,900	26,915
	Toenec Corp.	4,700	131,898
	Togami Electric Manufacturing Co. Ltd.	800	10,611
	Toho Co. Ltd.	9,400	373,281
	Toho Co. Ltd.	3,300	31,223
	Toho Gas Co. Ltd.	39,400	948,508
	Toho Holdings Co. Ltd.	34,300	525,263
	Toho Titanium Co. Ltd.	14,000	235,939
	Toho Zinc Co. Ltd.	6,800	110,598
	Tohokushinsha Film Corp.	5,900	29,221
	Tokai Carbon Co. Ltd.	20,000	161,693
	Tokai Corp.	9,500	127,284
	TOKAI Holdings Corp.	29,800	198,749
	Tokai Rika Co. Ltd.	13,500	148,573
	Tokai Tokyo Financial Holdings, Inc.	62,600	177,285
	Token Corp.	2,320	154,939

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokio Marine Holdings, Inc.	69,300	$4,056,816
	Tokushu Tokai Paper Co. Ltd.	2,800	66,685
*	Tokyo Base Co. Ltd.	5,000	11,878
	Tokyo Century Corp.	23,100	816,934
	Tokyo Electron Ltd.	23,600	8,122,965
	Tokyo Energy & Systems, Inc.	12,500	97,559
	Tokyo Gas Co. Ltd.	68,500	1,345,402
	Tokyo Individualized Educational Institute, Inc.	7,100	31,493
	Tokyo Keiki, Inc.	4,000	40,469
*	Tokyo Kikai Seisakusho Ltd.	1,600	9,329
	Tokyo Ohka Kogyo Co. Ltd.	14,200	736,270
	Tokyo Sangyo Co. Ltd.	11,000	58,772
	Tokyo Seimitsu Co. Ltd.	16,000	555,872
	Tokyo Steel Manufacturing Co. Ltd.	5,800	59,661
	Tokyo Tatemono Co. Ltd.	83,600	1,231,200
#	Tokyo Theatres Co., Inc.	3,200	29,250
	Tokyotokeiba Co. Ltd.	4,500	139,391
	Tokyu Construction Co. Ltd.	35,700	169,337
	Tokyu Corp.	58,583	718,314
	Tokyu Fudosan Holdings Corp.	201,000	1,089,209
	Toli Corp.	19,900	30,654
	Tomoe Corp.	6,300	21,294
	Tomoe Engineering Co. Ltd.	3,700	67,138
	Tomoku Co. Ltd.	4,400	49,275
	TOMONY Holdings, Inc.	33,900	80,228
	Tomy Co. Ltd.	58,500	648,298
	Tonami Holdings Co. Ltd.	2,100	57,055
	Topcon Corp.	51,600	729,301
	Toppan, Inc.	24,740	420,962
	Topre Corp.	9,900	76,697
	Toray Industries, Inc.	292,007	1,599,421
	Torex Semiconductor Ltd.	2,000	41,165
	Toridoll Holdings Corp.	10,200	198,141
	Torishima Pump Manufacturing Co. Ltd.	6,900	69,723
	Tosei Corp.	14,000	134,452
	Toshiba Corp.	50,300	2,040,546
	Toshiba TEC Corp.	12,900	425,868
	Totech Corp.	3,200	83,021
	Totetsu Kogyo Co. Ltd.	10,900	195,073
	TOTO Ltd.	15,900	541,583
#	Totoku Electric Co. Ltd.	800	13,838
	Tow Co. Ltd.	17,400	41,196
	Towa Corp.	7,800	106,281
	Towa Pharmaceutical Co. Ltd.	6,400	121,763
	Toyo Construction Co. Ltd.	31,500	205,486
	Toyo Corp.	5,100	47,005
	Toyo Denki Seizo KK	2,600	17,771
#*	Toyo Engineering Corp.	23,300	115,570
#	Toyo Gosei Co. Ltd.	1,700	104,511
	Toyo Ink SC Holdings Co. Ltd.	26,000	378,947
	Toyo Kanetsu KK	5,100	106,413
	Toyo Logistics Co. Ltd.	7,500	16,594
	Toyo Machinery & Metal Co. Ltd.	5,800	24,574
	Toyo Seikan Group Holdings Ltd.	56,400	649,480
	Toyo Suisan Kaisha Ltd.	5,500	233,683
	Toyo Tanso Co. Ltd.	5,400	122,902
	Toyo Wharf & Warehouse Co. Ltd.	1,300	12,534
	Toyobo Co. Ltd.	37,023	287,759
	Toyoda Gosei Co. Ltd.	18,100	285,640

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Boshoku Corp.	32,200	$476,154
	Toyota Industries Corp.	17,400	1,059,476
	Toyota Motor Corp.	1,239,500	20,118,354
	Toyota Tsusho Corp.	62,400	2,129,677
	TPR Co. Ltd.	9,900	93,070
	Trancom Co. Ltd.	1,500	82,901
#	Trans Genic, Inc.	8,600	24,607
	Transaction Co. Ltd.	7,000	59,567
	Transcosmos, Inc.	7,200	204,283
	Treasure Factory Co. Ltd.	1,500	16,960
	Trend Micro, Inc.	36,000	2,092,111
	Trenders, Inc.	1,400	16,532
	Trusco Nakayama Corp.	27,200	387,093
	TS Tech Co. Ltd.	41,300	470,940
	TSI Holdings Co. Ltd.	23,500	58,940
	Tsubaki Nakashima Co. Ltd.	15,700	111,818
	Tsubakimoto Chain Co.	8,400	199,932
	Tsubakimoto Kogyo Co. Ltd.	2,400	68,186
	Tsugami Corp.	19,400	178,516
	Tsuruha Holdings, Inc.	20,400	1,162,259
	Tsurumi Manufacturing Co. Ltd.	6,800	104,453
	Tsutsumi Jewelry Co. Ltd.	2,500	41,005
	TV Asahi Holdings Corp.	9,700	108,957
	Tv Tokyo Holdings Corp.	3,700	54,539
#	Twinbird Corp.	2,100	10,130
	TYK Corp.	7,300	15,325
	UACJ Corp.	17,100	290,119
	Ubicom Holdings, Inc.	1,600	33,534
	Uchida Yoko Co. Ltd.	4,900	184,691
	Ueki Corp.	1,200	12,347
	ULS Group, Inc.	1,400	42,999
	Ultrafabrics Holdings Co. Ltd.	1,400	35,979
	Ulvac, Inc.	8,400	317,200
	Unicharm Corp.	36,600	1,325,734
	Uniden Holdings Corp.	1,000	30,809
	Union Tool Co.	1,300	33,062
	Unipres Corp.	18,200	114,457
	UNIRITA, Inc.	600	7,880
	United Super Markets Holdings, Inc.	22,300	180,648
	UNITED, Inc.	4,400	55,036
	Urbanet Corp. Co. Ltd.	14,400	32,431
	User Local, Inc.	1,000	12,339
	Ushio, Inc.	37,500	518,481
	USS Co. Ltd.	54,400	1,067,465
	UT Group Co. Ltd.	17,200	334,960
*	UUUM Co. Ltd.	3,100	26,928
	V Technology Co. Ltd.	4,700	105,542
	Valor Holdings Co. Ltd.	14,700	207,277
	Valqua Ltd.	10,100	208,141
	Value HR Co. Ltd.	3,200	33,954
	ValueCommerce Co. Ltd.	7,300	151,905
	Valuence Holdings, Inc.	1,300	24,829
	V-Cube, Inc.	7,600	79,902
	Vector, Inc.	17,100	156,078
	Vertex Corp.	4,800	46,589
	VINX Corp.	2,100	23,143
*	Visional, Inc.	8,300	454,575
	Vital KSK Holdings, Inc.	11,600	59,832
	VT Holdings Co. Ltd.	37,300	135,942

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wacoal Holdings Corp.	29,400	$476,823
	Wacom Co. Ltd.	44,900	294,583
	Waida Manufacturing Co. Ltd.	1,800	13,785
	Wakachiku Construction Co. Ltd.	2,300	41,577
	Wakita & Co. Ltd.	15,300	126,821
#	Waseda Academy Co. Ltd.	3,600	31,405
	Watahan & Co. Ltd.	7,500	80,793
	Watts Co. Ltd.	3,400	18,902
	Wavelock Holdings Co. Ltd.	1,400	6,643
	WDB Holdings Co. Ltd.	8,000	153,374
	Wealth Management, Inc./ Tokyo	1,800	34,961
	Weathernews, Inc.	1,600	93,453
	Welbe, Inc.	2,500	14,767
	Welcia Holdings Co. Ltd.	42,100	940,299
#	Wellnet Corp.	9,400	32,077
#	West Holdings Corp.	14,884	458,457
	West Japan Railway Co.	15,300	561,980
	Will Group, Inc.	11,800	107,933
	WingArc1st, Inc.	6,200	92,263
	WIN-Partners Co. Ltd.	4,900	37,494
	Wood One Co. Ltd.	4,921	43,303
	Workman Co. Ltd.	8,100	389,147
	World Co. Ltd.	10,200	102,816
	World Holdings Co. Ltd.	4,000	71,566
	Wow World, Inc.	1,700	12,885
	Wowow, Inc.	3,100	34,032
*	Writeup Co. Ltd.	400	5,611
	Xebio Holdings Co. Ltd.	9,700	67,230
	YAC Holdings Co. Ltd.	3,300	39,464
	Yachiyo Industry Co. Ltd.	1,400	7,167
	Yahagi Construction Co. Ltd.	12,700	76,442
	Yakult Honsha Co. Ltd.	18,400	1,120,551
	YAKUODO Holdings Co. Ltd.	4,600	72,648
	YAMABIKO Corp.	14,200	128,964
	YAMADA Consulting Group Co. Ltd.	7,800	68,561
	Yamada Holdings Co. Ltd.	277,820	1,003,036
	Yamae Group Holdings Co. Ltd.	2,900	29,982
	Yamagata Bank Ltd.	3,400	23,426
	Yamaguchi Financial Group, Inc.	51,800	293,233
	Yamaha Corp.	8,500	362,559
	Yamaha Motor Co. Ltd.	66,700	1,288,453
	YA-MAN Ltd.	19,300	225,378
	Yamashin-Filter Corp.	5,000	12,456
	Yamatane Corp.	2,200	26,194
	Yamato Corp.	10,100	59,054
	Yamato Holdings Co. Ltd.	43,100	754,207
#	Yamato International, Inc.	6,300	13,305
#	Yamaura Corp.	1,600	11,515
#	Yamaya Corp.	1,000	19,744
	Yamazaki Baking Co. Ltd.	45,100	544,517
	Yamazawa Co. Ltd.	1,400	14,924
	Yamazen Corp.	26,000	196,583
	Yaoko Co. Ltd.	8,500	413,370
	Yaskawa Electric Corp.	44,700	1,565,568
	Yasuda Logistics Corp.	5,700	40,359
	YE DIGITAL Corp.	5,200	17,849
	Yellow Hat Ltd.	14,500	189,700
	Yodogawa Steel Works Ltd.	10,200	182,979
	Yokogawa Bridge Holdings Corp.	14,300	206,659

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokogawa Electric Corp.	11,500	$203,933
	Yokorei Co. Ltd.	18,400	125,502
	Yokowo Co. Ltd.	4,600	68,052
	Yomeishu Seizo Co. Ltd.	2,100	28,666
	Yondenko Corp.	5,800	79,727
	Yondoshi Holdings, Inc.	6,000	81,650
	Yonex Co. Ltd.	11,900	106,598
	Yoshinoya Holdings Co. Ltd.	11,800	228,749
	Yotai Refractories Co. Ltd.	9,100	104,118
	Yuasa Funashoku Co. Ltd.	400	7,684
	Yuasa Trading Co. Ltd.	7,200	195,517
	Yurtec Corp.	19,500	106,694
	Yushin Precision Equipment Co. Ltd.	6,100	32,425
	Yushiro Chemical Industry Co. Ltd.	2,700	18,363
	Yutaka Giken Co. Ltd.	1,500	21,235
	Z Holdings Corp.	247,600	875,077
	Zaoh Co. Ltd.	2,300	33,778
	Zenitaka Corp.	900	22,185
	Zenkoku Hosho Co. Ltd.	20,000	680,420
	Zenrin Co. Ltd.	9,950	69,198
	Zensho Holdings Co. Ltd.	21,368	565,718
	Zeon Corp.	69,400	704,701
	ZERIA Pharmaceutical Co. Ltd.	2,000	32,903
	ZIGExN Co. Ltd.	30,800	79,150
	ZOZO, Inc.	27,100	585,406
	Zuiko Corp.	6,500	38,094
TOTAL JAPAN			631,176,892
NETHERLANDS — (4.4%)
	Aalberts NV	23,609	1,011,786
Ω	ABN AMRO Bank NV	151,696	1,546,980
*Ω	Adyen NV	2,911	5,236,225
	Aegon NV	438,489	1,925,933
	Aegon NV	290,070	1,276,308
	Akzo Nobel NV	57,707	3,883,739
*Ω	Alfen Beheer BV	10,318	1,204,505
#	AMG Advanced Metallurgical Group NV	8,773	246,272
	Amsterdam Commodities NV	10,798	248,731
	APERAM SA	25,541	832,746
	Arcadis NV	36,472	1,348,575
	ASM International NV	7,232	2,221,465
	ASML Holding NV	6,365	3,658,282
	ASML Holding NV	53,424	30,688,883
	ASR Nederland NV	97,797	4,087,663
*	Avantium NV	4,980	16,153
Ω	B&S Group Sarl	10,369	54,106
*Ω	Basic-Fit NV	8,718	353,582
	BE Semiconductor Industries NV	34,549	1,854,650
	Beter Bed Holding NV	3,566	14,417
	Brunel International NV	13,873	157,143
	Coca-Cola Europacific Partners PLC	44,682	2,425,958
#	Corbion NV	19,456	678,050
Ω	Flow Traders	12,349	268,360
#	ForFarmers NV	14,215	43,879
*	Fugro NV	35,053	417,212
	Heijmans NV	16,800	201,146
	Heineken NV	17,742	1,749,127
*	Hunter Douglas NV	853	152,444
	IMCD NV	18,540	2,969,160

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ING Groep NV	669,178	$6,500,277
*Ω	Intertrust NV	31,283	617,837
#	JDE Peet's NV	8,539	247,651
	Kendrion NV	6,117	96,342
	Koninklijke Ahold Delhaize NV	392,646	10,812,970
*	Koninklijke BAM Groep NV	117,991	287,700
	Koninklijke DSM NV	31,556	5,053,664
#	Koninklijke KPN NV	1,485,489	4,900,614
	Koninklijke Philips NV	111,278	2,303,037
	Koninklijke Philips NV	84,221	1,746,750
	Koninklijke Vopak NV	28,107	652,336
*Ω	Lucas Bols NV	4,403	46,361
	Nedap NV	2,325	137,540
	NN Group NV	90,931	4,266,700
	Ordina NV	40,483	205,159
#	PostNL NV	242,172	636,985
	Prosus NV	118,163	7,708,362
	Randstad NV	74,566	3,768,788
Ω	Signify NV	53,692	1,743,810
*	Sligro Food Group NV	12,067	238,970
	TKH Group NV	14,207	583,210
#*	TomTom NV	9,443	85,359
	Universal Music Group NV	66,813	1,512,412
	Van Lanschot Kempen NV	13,168	301,538
	Wolters Kluwer NV	101,227	10,993,481
TOTAL NETHERLANDS			136,221,333
NEW ZEALAND — (0.4%)
*	AFT Pharmaceuticals Ltd.	3,673	8,542
	Arvida Group Ltd.	115,414	108,931
*	Auckland International Airport Ltd.	133,485	626,807
	Briscoe Group Ltd.	8,008	28,192
	Chorus Ltd.	207,081	1,042,220
	Chorus Ltd., ADR	880	21,516
	Contact Energy Ltd.	47,122	227,323
	EBOS Group Ltd.	28,690	712,901
	Fisher & Paykel Healthcare Corp. Ltd.	72,482	969,274
	Fletcher Building Ltd.	87,753	285,509
	Freightways Ltd.	77,207	501,495
#*	Gentrack Group Ltd.	3,743	3,371
	Hallenstein Glasson Holdings Ltd.	25,034	81,934
	Heartland Group Holdings Ltd.	201,166	263,254
	Infratil Ltd.	171,343	904,729
	Investore Property Ltd.	76,064	79,524
	KMD Brands Ltd.	256,380	176,302
	Mainfreight Ltd.	9,184	446,133
#	Manawa Energy Ltd.	30,134	114,477
	Mercury NZ Ltd.	87,634	335,193
	Meridian Energy Ltd.	175,920	552,080
	Napier Port Holdings Ltd.	4,632	8,759
*	NEW Zealand King Salmon Investments Ltd.	7,998	1,033
	NZME Ltd.	21,581	15,840
	NZX Ltd.	120,753	91,375
	Oceania Healthcare Ltd.	113,838	67,533
*	Pacific Edge Ltd.	50,042	24,548
#	PGG Wrightson Ltd.	9,241	26,145
	Port of Tauranga Ltd.	26,898	118,180
*	Pushpay Holdings Ltd.	243,055	198,089
*	Rakon Ltd.	23,774	22,012

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Restaurant Brands New Zealand Ltd.	7,448	$45,118
	Ryman Healthcare Ltd.	22,629	132,361
*	Serko Ltd.	12,104	28,181
	Skellerup Holdings Ltd.	41,550	146,992
*	SKY Network Television Ltd.	74,505	108,159
	SKYCITY Entertainment Group Ltd.	282,943	494,222
	Spark New Zealand Ltd.	354,075	1,138,555
	Summerset Group Holdings Ltd.	48,228	325,117
	TOWER Ltd.	162,997	64,045
	Turners Automotive Group Ltd.	11,522	26,711
	Vector Ltd.	56,952	166,688
*	Vista Group International Ltd.	55,777	64,289
#	Warehouse Group Ltd.	78,685	161,076
TOTAL NEW ZEALAND			10,964,735
NORWAY — (0.7%)
	2020 Bulkers Ltd.	1,662	19,520
	ABG Sundal Collier Holding ASA	136,945	83,467
*	Adevinta ASA	35,450	269,574
	AF Gruppen ASA	13,278	236,535
#*	Akastor ASA	93,032	84,776
	Aker Solutions ASA	170,260	527,741
	AKVA Group ASA	1,484	10,485
*	Archer Ltd.	62,371	22,896
*	ArcticZymes Technologies ASA	5,394	46,468
	Atea ASA	58,300	711,858
*	Axactor ASA	35,548	26,321
*	Borr Drilling Ltd.	7,159	27,352
	Borregaard ASA	34,451	618,421
	Bouvet ASA	22,684	150,847
*Ω	Crayon Group Holding ASA	17,098	274,101
	DNB Bank ASA	178,049	3,512,153
Ω	Elmera Group ASA	45,580	100,124
Ω	Entra ASA	16,178	227,826
Ω	Europris ASA	109,562	647,828
*	Gaming Innovation Group, Inc.	24,286	41,269
	Gjensidige Forsikring ASA	41,621	870,535
	Grieg Seafood ASA	7,301	112,109
#*	Hexagon Composites ASA	33,877	113,769
	Hunter Group ASA	166,241	60,551
Ω	Kid ASA	12,875	127,711
#	Kitron ASA	67,277	145,391
Ω	Klaveness Combination Carriers ASA	1,888	12,280
*	Komplett Bank ASA	37,152	24,031
*	Kongsberg Automotive ASA	217,736	62,771
	Kongsberg Gruppen ASA	26,225	966,358
	Leroy Seafood Group ASA	35,948	282,398
*	LINK Mobility Group Holding ASA	50,415	66,127
*	Magnora ASA	9,926	21,023
*	Magseis Fairfield ASA	60,655	51,158
	Medistim ASA	2,470	75,680
*	Meltwater NV	31,438	40,848
	Mowi ASA	33,620	775,789
#Ω	Multiconsult ASA	5,960	81,993
*	Napatech AS	6,392	7,968
*	Nekkar ASA	31,393	25,667
#*	NEL ASA	229,814	396,455
*	Nordic Semiconductor ASA	38,974	684,911
	Norsk Hydro ASA	53,340	361,391

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*Ω	Norske Skog ASA	8,765	$64,274
#*	Norway Royal Salmon ASA	6,537	168,262
*	NRC Group ASA	26,226	52,577
*	Odfjell Drilling Ltd.	68,093	163,401
*	Odfjell Technology Ltd.	10,663	25,118
Ω	Okeanis Eco Tankers Corp.	2,192	27,964
	Olav Thon Eiendomsselskap ASA	2,372	42,973
	Orkla ASA	86,136	743,549
#*	Otello Corp. ASA	15,843	48,400
	Pareto Bank ASA	9,104	49,854
#*	PGS ASA	113,028	77,761
*	PhotoCure ASA	1,744	18,394
	Protector Forsikring ASA	26,718	314,758
*	Q-Free ASA	16,611	11,355
#	Salmar ASA	7,869	563,646
	Sandnes Sparebank	3,741	34,489
*	SATS ASA	4,713	6,786
Ω	Scatec ASA	54,170	646,841
	Schibsted ASA, Class A	13,506	253,852
	Schibsted ASA, Class B	21,036	378,409
*	Self Storage Group ASA	10,099	30,214
	Selvaag Bolig ASA	22,230	94,414
*Ω	Shelf Drilling Ltd.	52,855	69,175
	SpareBank 1 Helgeland	658	8,118
	Sparebank 1 Oestlandet	17,546	216,780
	SpareBank 1 SR-Bank ASA	55,393	654,986
	Storebrand ASA	146,639	1,233,387
	Subsea 7 SA	132,812	1,196,978
	TGS ASA	86,990	1,291,196
	TOMRA Systems ASA	32,116	751,823
#*	Ultimovacs ASA	1,432	10,325
	Veidekke ASA	40,140	415,019
*	Volue ASA	12,919	32,878
Ω	XXL ASA	53,140	36,363
TOTAL NORWAY			22,740,795
PORTUGAL — (0.2%)
	Altri SGPS SA	40,466	238,768
*††	Banco Espirito Santo SA	18,689	0
	Corticeira Amorim SGPS SA	15,139	161,096
	CTT-Correios de Portugal SA	38,927	133,128
	EDP - Energias de Portugal SA	182,020	920,822
#	EDP Renovaveis SA	70,796	1,841,353
*	Greenvolt-Energias Renovaveis SA	9,612	86,805
	Jeronimo Martins SGPS SA	72,253	1,672,436
	Navigator Co. SA	89,065	367,564
	NOS SGPS SA	65,436	247,184
#	Novabase SGPS SA	2,429	11,964
	REN - Redes Energeticas Nacionais SGPS SA	160,128	452,711
	Sonae SGPS SA	388,768	442,330
TOTAL PORTUGAL			6,576,161
SINGAPORE — (0.7%)
#	AEM Holdings Ltd.	58,200	184,325
#*††	AssetCo PLC	200,100	0
*	Avarga Ltd.	145,200	24,693
#*	Best World International Ltd.	31,000	30,520
	Boustead Projects Ltd.	5,100	3,325

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Boustead Singapore Ltd.	106,100	$70,694
	BRC Asia Ltd.	23,800	28,863
	Bukit Sembawang Estates Ltd.	79,000	285,918
	Bund Center Investment Ltd.	1,250	462
	Capitaland Investment Ltd.	162,500	462,366
	CDL Hospitality Trusts	15,756	15,084
	Centurion Corp. Ltd.	148,900	40,962
	China Aviation Oil Singapore Corp. Ltd.	148,900	92,711
	China Sunsine Chemical Holdings Ltd.	198,500	62,424
	Chip Eng Seng Corp. Ltd.	265,600	123,109
	City Developments Ltd.	99,100	556,767
*	COSCO Shipping International Singapore Co. Ltd.	268,200	38,336
	CSE Global Ltd.	200,000	66,599
	Dairy Farm International Holdings Ltd.	120,400	337,639
	Dasin Retail Trust	37,500	8,832
	DBS Group Holdings Ltd.	250,277	5,710,907
*	Dyna-Mac Holdings Ltd.	91,200	15,908
††	Ezion Holdings Ltd.	350,280	2,054
#*††	Ezra Holdings Ltd.	194,482	290
	Far East Orchard Ltd.	51,607	40,798
	Food Empire Holdings Ltd.	66,800	25,183
	Frasers Property Ltd.	103,300	78,636
	Frencken Group Ltd.	127,100	112,838
	Fu Yu Corp. Ltd.	192,800	37,043
*	Gallant Venture Ltd.	272,800	25,512
	GK Goh Holdings Ltd.	1,700	1,107
	Great Eastern Holdings Ltd.	16,100	226,514
#	GuocoLand Ltd.	129,966	150,747
	Haw Par Corp. Ltd.	37,400	298,128
	Ho Bee Land Ltd.	82,800	167,371
	Hongkong Land Holdings Ltd.	124,300	646,119
	Hour Glass Ltd.	66,500	107,069
	HRnetgroup Ltd.	119,200	67,372
	Hutchison Port Holdings Trust	1,042,500	245,497
	iFAST Corp. Ltd.	76,600	234,107
	InnoTek Ltd.	33,100	10,189
	Metro Holdings Ltd.	159,400	83,682
	Micro-Mechanics Holdings Ltd.	22,100	47,710
	Nanofilm Technologies International Ltd.	42,600	62,157
	NSL Ltd.	2,000	1,224
	OUE Ltd.	72,500	68,787
	Oversea-Chinese Banking Corp. Ltd.	392,345	3,325,005
	Oxley Holdings Ltd.	373,865	48,482
	Pacific Century Regional Developments Ltd.	48,300	14,179
	Pan-United Corp. Ltd.	73,600	24,041
	Propnex Ltd.	34,600	41,343
	PSC Corp. Ltd.	60,700	16,046
	Q&M Dental Group Singapore Ltd.	53,280	17,388
*	Raffles Education Corp. Ltd.	86,403	4,074
	Raffles Medical Group Ltd.	164,600	137,105
	Riverstone Holdings Ltd.	69,000	39,025
*	SATS Ltd.	43,960	126,730
*	Sembcorp Marine Ltd.	3,803,700	300,449
	Sheng Siong Group Ltd.	187,800	217,540
*	SIA Engineering Co. Ltd.	33,500	58,792
	SIIC Environment Holdings Ltd.	661,100	98,087
	Silverlake Axis Ltd.	183,600	53,371
	Singapore Exchange Ltd.	144,800	1,038,012
	Singapore Land Group Ltd.	68,500	122,902

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Post Ltd.	613,600	$282,576
	Singapore Technologies Engineering Ltd.	308,300	898,929
	StarHub Ltd.	111,900	101,321
	Straits Trading Co. Ltd.	95,900	204,176
*††	Swiber Holdings Ltd.	50,250	742
	Thomson Medical Group Ltd.	916,800	53,154
	Tuan Sing Holdings Ltd.	103,562	28,574
	UMS Holdings Ltd.	187,375	160,575
	United Overseas Bank Ltd.	18,900	377,080
	UOB-Kay Hian Holdings Ltd.	101,929	105,660
	UOL Group Ltd.	90,451	488,696
	Valuetronics Holdings Ltd.	237,310	93,762
	Venture Corp. Ltd.	55,500	707,082
	Vicom Ltd.	32,400	48,351
	Wing Tai Holdings Ltd.	258,800	316,720
*	Yangzijiang Financial Holding Pte. Ltd.	521,700	149,176
	Yangzijiang Shipbuilding Holdings Ltd.	521,700	351,733
TOTAL SINGAPORE			20,951,456
SPAIN — (1.9%)
#	Acciona SA	20,585	4,235,785
	Acerinox SA	80,730	787,630
#	ACS Actividades de Construccion y Servicios SA	65,961	1,585,548
Ω	Aedas Homes SA	5,100	87,382
*Ω	Aena SME SA	7,035	889,855
	Almirall SA	18,348	177,149
*	Amadeus IT Group SA	95,995	5,597,488
*	Amper SA	270,945	54,691
	Applus Services SA	73,138	532,291
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	144,704
	Azkoyen SA	1,659	10,774
	Banco de Sabadell SA	3,796,534	2,430,781
#	Banco Santander SA	2,297,271	5,747,474
	Banco Santander SA, Sponsored ADR	69,983	172,858
	Bankinter SA	256,264	1,261,725
	CaixaBank SA	975,005	2,927,681
*††	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	11,780	348,796
*	Distribuidora Internacional de Alimentacion SA	1,987,142	26,723
#*	Duro Felguera SA	19,192	13,772
*	eDreams ODIGEO SA	8,936	47,322
	Elecnor SA	13,628	161,061
#	Enagas SA	124,066	2,448,896
	Ence Energia y Celulosa SA	25,982	86,068
	Endesa SA	69,302	1,270,265
	Ercros SA	25,749	96,585
	Faes Farma SA	133,829	570,743
	Ferrovial SA	50,398	1,349,564
#	Fluidra SA	47,204	882,343
Ω	Gestamp Automocion SA	49,585	190,752
Ω	Global Dominion Access SA	26,409	106,210
*	Grenergy Renovables SA	669	26,483
#	Grifols SA	38,006	554,569
	Grupo Catalana Occidente SA	17,672	526,989
	Grupo Empresarial San Jose SA	2,330	9,753
	Iberdrola SA	623,628	6,659,395
	Iberdrola SA	17,323	184,663
	Iberpapel Gestion SA	2,308	33,012
	Indra Sistemas SA	114,028	1,043,094

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Industria de Diseno Textil SA	169,172	$4,108,673
	Laboratorios Farmaceuticos Rovi SA	9,102	476,572
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	271,201	300,980
	Mapfre SA	458,976	741,313
Ω	Metrovacesa SA	1,944	13,526
#	Naturgy Energy Group SA	14,730	432,062
Ω	Neinor Homes SA	14,848	159,705
*	Obrascon Huarte Lain SA	90,887	54,359
#	Pharma Mar SA	5,612	345,697
*	Promotora de Informaciones SA, Class A	51,144	22,975
#Ω	Prosegur Cash SA	168,648	122,890
#	Prosegur Cia de Seguridad SA	103,085	183,840
*	Realia Business SA	163,953	162,753
	Red Electrica Corp. SA	180,255	3,543,882
#	Renta Corp. Real Estate SA	3,910	7,046
#	Sacyr SA	130,809	299,156
*	Solaria Energia y Medio Ambiente SA	45,599	1,051,402
Ω	Talgo SA	18,449	54,860
#*	Tecnicas Reunidas SA	9,421	62,545
	Telefonica SA, Sponsored ADR	10,999	49,496
	Telefonica SA	865,275	3,862,320
	Vidrala SA	3,413	227,337
TOTAL SPAIN			59,564,263
SWEDEN — (3.8%)
#	AddLife AB, Class B	42,408	730,647
	AddNode Group AB, Class B	27,908	290,621
	AddTech AB, Class B	116,128	1,987,956
	AFRY AB	40,278	615,038
	Alfa Laval AB	31,752	949,442
Ω	Alimak Group AB	14,456	128,786
	Alligo AB, Class B	10,977	112,716
Ω	Ambea AB	41,814	206,125
*	Annehem Fastigheter AB, Class B	13,412	39,717
	AQ Group AB	1,915	53,984
	Arjo AB, Class B	62,678	344,309
	Assa Abloy AB, Class B	72,525	1,713,477
	Atlas Copco AB, Class A	498,548	5,827,707
	Atlas Copco AB, Class B	290,780	3,020,532
	Atrium Ljungberg AB, Class B	14,480	215,315
*Ω	Attendo AB	61,296	149,216
#	Avanza Bank Holding AB	51,690	997,386
	Axfood AB	52,659	1,671,843
	Balco Group AB	1,903	13,254
	Beijer Alma AB	16,990	341,198
	Beijer Electronics Group AB	10,291	68,270
#	Beijer Ref AB, Class B	60,757	963,777
	Bergman & Beving AB	14,044	149,153
	Bergs Timber AB, Class B	5,250	24,579
	Besqab AB	764	7,961
	Betsson AB, Class B	74,445	514,607
#*	Better Collective AS	11,333	180,012
#*	BHG Group AB	17,409	59,502
	Bilia AB, Class A	60,641	856,825
	BillerudKorsnas AB	97,915	1,262,962
	BioGaia AB, Class B	39,355	371,042
	Biotage AB	14,670	322,716
	Bjorn Borg AB	8,728	33,673
	Boliden AB	79,276	2,649,314

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bonava AB, Class B	47,264	$177,064
#*Ω	Boozt AB	11,337	79,862
	Boule Diagnostics AB	3,131	8,051
Ω	Bravida Holding AB	60,418	611,871
	BTS Group AB, Class B	554	19,671
	Bufab AB	17,769	536,093
	Bulten AB	4,602	32,418
	Bure Equity AB	28,861	768,308
	Byggmax Group AB	39,743	192,965
*	Calliditas Therapeutics AB, Class B	2,326	21,990
*	Careium AB	11,863	14,149
#	Castellum AB	25,073	401,971
	Catella AB	15,471	52,087
	Catena AB	11,657	534,164
#*	Catena Media PLC	25,625	82,818
#*	Cavotec SA	12,463	21,503
	Cellavision AB	3,827	137,861
	Cibus Nordic Real Estate AB	5,517	98,887
	Clas Ohlson AB, Class B	32,028	363,299
	Cloetta AB, Class B	95,864	191,877
*	Collector AB	13,954	48,486
	Concentric AB	18,657	399,723
Ω	Coor Service Management Holding AB	39,524	327,244
	Corem Property Group AB, Class B	147,943	198,949
	Dios Fastigheter AB	34,818	275,218
Ω	Dometic Group AB	99,143	672,360
*	Doro AB	11,863	18,601
*	Duni AB	12,872	123,094
#Ω	Dustin Group AB	38,901	265,632
	Eastnine AB	4,897	49,276
	Elanders AB, Class B	9,017	134,655
#	Electrolux AB, Class B	88,709	1,279,523
	Electrolux Professional AB, Class B	113,936	696,696
#	Elekta AB, Class B	188,846	1,363,942
*Ω	Eltel AB	21,941	17,528
#*	Enea AB	6,109	55,201
	Eolus Vind AB, Class B	4,899	51,307
	Epiroc AB, Class A	120,449	2,129,741
	Epiroc AB, Class B	71,896	1,141,966
Ω	Evolution AB	8,190	794,682
	eWork Group AB	2,490	28,088
	Fabege AB	77,569	796,231
	Fagerhult AB	32,191	175,113
*	Fastighets AB Balder, Class B	69,216	442,157
	FastPartner AB, Class A	12,345	91,385
#	Fenix Outdoor International AG	1,981	177,616
	FormPipe Software AB	5,484	15,229
	G5 Entertainment AB	2,728	60,138
	GARO AB	11,553	201,866
	Getinge AB, Class B	49,804	1,123,873
	Granges AB	45,107	418,244
*Ω	Green Landscaping Group AB	1,322	8,905
#	H & M Hennes & Mauritz AB, Class B	177,951	2,276,801
*	Haldex AB	15,422	96,292
*	Hansa Biopharma AB	4,352	34,932
	Hanza Holding AB	9,770	53,539
	Heba Fastighets AB, Class B	27,228	131,412
	Hexagon AB, Class B	143,475	1,689,352
	Hexatronic Group AB	34,568	419,337

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Hexpol AB	77,313	$806,379
	HMS Networks AB	16,079	766,470
*Ω	Hoist Finance AB	31,835	118,027
	Holmen AB, Class B	21,726	892,763
	Hufvudstaden AB, Class A	43,738	603,729
	Husqvarna AB, Class A	11,102	90,575
	Husqvarna AB, Class B	144,110	1,148,518
	Indutrade AB	64,155	1,507,870
#	Instalco AB	93,995	465,282
#	Intrum AB	37,740	806,125
	INVISIO AB	10,216	166,757
	Inwido AB	21,528	261,224
*	ITAB Shop Concept AB	2,638	2,675
	JM AB	32,586	604,716
#*	John Mattson Fastighetsforetagen AB	3,438	35,491
	Kabe Group AB, Class B	1,438	28,404
*	Karnov Group AB	18,445	118,904
#*	Karo Pharma AB	7,201	36,034
*	K-fast Holding AB	14,921	42,863
#	Kindred Group PLC, SDR	172,474	1,518,989
	KNOW IT AB	8,710	257,439
	Lagercrantz Group AB, Class B	85,860	936,143
Ω	LeoVegas AB	18,258	109,280
	Lifco AB, Class B	57,055	1,110,632
	Lime Technologies AB	3,590	103,061
	Lindab International AB	27,447	480,415
	Loomis AB	22,206	626,171
*	Medcap AB	998	21,461
	Medicover AB, Class B	24,763	373,214
*	Medivir AB, Class B	11,208	9,037
	Mekonomen AB	14,407	169,357
*	Micro Systemation AB, Class B	4,618	21,783
#	Midsona AB, Class B	10,809	24,495
*	Millicom International Cellular SA, SDR	52,902	831,835
#	MIPS AB	9,935	531,520
	Modern Times Group MTG AB, Class B	51,679	534,908
*	Momentum Group AB	10,977	62,894
#Ω	Munters Group AB	41,722	311,165
	Mycronic AB	39,641	583,038
	NCAB Group AB	11,550	70,732
	NCC AB, Class B	39,975	415,148
	Nederman Holding AB	6,890	126,053
*	Net Insight AB, Class B	124,933	51,763
	New Wave Group AB, Class B	17,811	272,991
	Nibe Industrier AB, Class B	132,687	1,336,703
	Nilorngruppen AB, Class B	3,984	43,735
	Nobia AB	44,971	130,624
*	Nordic Entertainment Group AB, Class B	34,324	1,019,106
	Nordic Waterproofing Holding AB	12,584	181,640
	Nordnet AB publ	18,413	247,333
*	Note AB	9,202	188,945
	NP3 Fastigheter AB	6,447	161,152
	Nyfosa AB	64,866	605,621
	OEM International AB, Class B	32,132	242,425
*	Pandox AB	37,344	547,656
	Peab AB, Class B	108,710	741,667
	Platzer Fastigheter Holding AB, Class B	30,544	261,854
	Prevas AB, Class B	3,001	33,696
	Proact IT Group AB	11,094	97,788

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Probi AB	616	$14,972
	Ratos AB, Class B	145,087	726,839
*	RaySearch Laboratories AB	8,329	59,627
	Rejlers AB	5,502	75,734
Ω	Resurs Holding AB	50,452	117,860
	Rottneros AB	32,778	51,673
	Saab AB, Class B	17,088	618,135
	Sagax AB, Class A	309	7,928
	Sagax AB, Class B	26,684	687,703
#	Samhallsbyggnadsbolaget i Norden AB	120,629	223,823
#	Samhallsbyggnadsbolaget i Norden AB, Class D	31,924	61,242
	Sandvik AB	168,845	3,111,168
#*Ω	Scandic Hotels Group AB	68,935	282,296
*	Sdiptech AB, Class B	1,428	39,818
#	Sectra AB, Class B	57,492	1,055,489
#	Securitas AB, Class B	177,186	1,791,761
	Semcon AB	4,539	50,335
*	Sensys Gatso Group AB	459,748	47,421
*	Serneke Group AB	7,020	28,355
#*Ω	Sinch AB	53,770	136,328
	Sintercast AB	846	10,147
	Skandinaviska Enskilda Banken AB, Class A	279,587	3,028,885
	Skandinaviska Enskilda Banken AB, Class C	3,672	45,402
	Skanska AB, Class B	116,885	1,994,052
#	SKF AB, Class A	5,509	107,176
#	SKF AB, Class B	84,710	1,425,622
	SkiStar AB	15,728	244,159
	Softronic AB, Class B	16,050	39,556
*	Solid Forsakring AB	5,045	24,237
*	Stillfront Group AB	151,708	397,536
	Svenska Cellulosa AB SCA, Class A	5,252	77,574
	Svenska Cellulosa AB SCA, Class B	106,623	1,558,783
	Svenska Handelsbanken AB, Class A	192,672	1,732,489
#	Svenska Handelsbanken AB, Class B	4,821	50,092
	Sweco AB, Class B	44,232	493,332
	Swedbank AB, Class A	125,710	1,741,103
*	Swedish Orphan Biovitrum AB	73,355	1,610,948
	Systemair AB	32,584	197,201
	Tele2 AB, Class B	239,224	2,732,807
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	384,653
	Telefonaktiebolaget LM Ericsson, Class A	14,695	120,671
	Telefonaktiebolaget LM Ericsson, Class B	619,304	4,710,577
	Telia Co. AB	592,192	2,187,763
	TF Bank AB	960	16,331
#Ω	Thule Group AB	54,466	1,581,246
	Trelleborg AB, Class B	28,755	706,526
	Troax Group AB	13,833	294,085
	VBG Group AB, Class B	7,388	94,230
*	Vicore Pharma Holding AB	16,746	47,704
	Vitec Software Group AB, Class B	8,824	406,848
	Vitrolife AB	10,604	345,958
	Volati AB	7,284	103,038
	Volvo AB, Class A	48,000	894,409
	Volvo AB, Class B	313,831	5,634,529
	Wallenstam AB, Class B	91,631	467,073
	Wihlborgs Fastigheter AB	122,152	1,041,609
	XANO Industri AB, Class B	2,940	36,178
*	XSpray Pharma AB	716	3,957
TOTAL SWEDEN			119,178,173

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (8.7%)
	ABB Ltd., Sponsored ADR	26,720	$811,486
	ABB Ltd.	327,875	9,967,269
#	Adecco Group AG	123,565	4,352,825
	Alcon, Inc.	57,038	4,454,097
	Allreal Holding AG	6,863	1,135,466
	ALSO Holding AG	2,962	549,174
*	Aluflexpack AG	618	10,889
*	ams-OSRAM AG	27,360	225,845
	APG SGA SA	747	142,767
*	Aryzta AG	254,127	290,429
#	Ascom Holding AG	20,796	162,126
	Bachem Holding AG, Class B	2,251	151,793
	Baloise Holding AG	22,991	3,663,135
	Banque Cantonale de Geneve	496	89,401
	Banque Cantonale Vaudoise	12,119	1,128,404
	Belimo Holding AG	5,029	2,064,473
	Bellevue Group AG	3,622	121,189
	Berner Kantonalbank AG	2,328	526,201
	BKW AG	7,031	799,902
	Bobst Group SA	1,972	162,644
	Bossard Holding AG, Class A	2,590	577,268
	Bucher Industries AG	2,910	1,117,256
	Burckhardt Compression Holding AG	2,110	953,242
	Burkhalter Holding AG	2,850	224,328
	Bystronic AG	344	254,510
	Calida Holding AG	2,365	113,727
	Carlo Gavazzi Holding AG	182	54,983
	Cembra Money Bank AG	15,276	1,110,464
*	Cicor Technologies Ltd.	223	9,847
	Cie Financiere Richemont SA, Class A	86,607	10,442,856
#	Clariant AG	113,235	2,121,519
	Coltene Holding AG	1,916	186,872
	Comet Holding AG	759	139,984
#	COSMO Pharmaceuticals NV	574	30,800
	Credit Suisse Group AG	142,149	826,819
#	Credit Suisse Group AG, Sponsored ADR	287,904	1,669,843
	Daetwyler Holding AG	1,268	309,082
	DKSH Holding AG	26,021	2,138,887
	dormakaba Holding AG	1,108	527,831
*	Dufry AG	35,322	1,329,937
	EFG International AG	39,852	310,372
	Emmi AG	983	978,042
	EMS-Chemie Holding AG	437	347,015
	Energiedienst Holding AG	2,093	94,101
	Feintool International Holding AG	840	18,106
*	Flughafen Zurich AG	9,073	1,508,805
	Fundamenta Real Estate AG	141	2,520
Ω	Galenica AG	38,027	3,010,613
#*	GAM Holding AG	58,536	65,352
	Geberit AG	4,382	2,307,897
	Georg Fischer AG	17,520	1,070,803
	Givaudan SA	3,155	11,028,481
	Glarner Kantonalbank	1,134	30,141
#	Gurit Holding AG, Class BR	970	118,177
	Helvetia Holding AG	19,614	2,242,442
	Huber & Suhner AG	8,765	789,226
*	Implenia AG	6,444	170,425
#*	Ina Invest Holding AG	1,289	26,127
	Inficon Holding AG	405	337,997

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Interroll Holding AG	253	$667,677
	Intershop Holding AG	436	293,155
	Investis Holding SA	1,724	188,582
	Julius Baer Group Ltd.	92,210	4,768,183
*	Jungfraubahn Holding AG	622	82,731
	Kardex Holding AG	2,698	541,033
	Komax Holding AG	1,243	337,195
#	Kudelski SA	3,540	10,835
	Kuehne + Nagel International AG	16,582	4,465,886
	Landis+Gyr Group AG	9,722	641,695
	LEM Holding SA	124	246,362
	Liechtensteinische Landesbank AG	5,716	315,420
#	Logitech International SA	125,147	7,074,365
	Luzerner Kantonalbank AG	816	351,748
Ω	Medacta Group SA	1,884	186,517
*Ω	Medartis Holding AG	208	18,529
	Meier Tobler Group AG	2,096	58,299
	Metall Zug AG, Class B	62	125,486
	Mobilezone Holding AG	17,377	310,142
	Mobimo Holding AG	3,322	855,354
	Novartis AG, Sponsored ADR	260,625	22,369,444
	Novartis AG	62,723	5,389,764
	Novavest Real Estate AG	701	32,341
	OC Oerlikon Corp. AG	68,951	533,617
*	Orascom Development Holding AG	4,687	39,945
	Orell Fuessli AG	246	21,380
	Partners Group Holding AG	5,218	5,696,730
	Peach Property Group AG	933	33,901
	Phoenix Mecano AG	277	99,593
	Plazza AG, Class A	51	17,999
	PSP Swiss Property AG	18,047	2,158,280
	Rieter Holding AG	1,435	162,848
#	Roche Holding AG	5,649	2,302,897
	Roche Holding AG	136,068	45,175,191
	Schaffner Holding AG	38	11,946
	Schindler Holding AG	6,631	1,259,139
	Schweiter Technologies AG	457	518,210
*Ω	Sensirion Holding AG	4,284	497,180
	SFS Group AG	5,636	619,517
	SGS SA	1,392	3,397,131
	SIG Group AG	132,636	3,460,249
	Sika AG	40,428	9,989,252
	Softwareone Holding AG	30,394	413,684
	Sonova Holding AG	13,317	4,796,541
	St Galler Kantonalbank AG	943	449,209
#	Stadler Rail AG	8,988	291,089
	Straumann Holding AG	21,930	2,966,043
	Sulzer AG	8,243	552,564
	Swatch Group AG	9,208	2,451,324
	Swatch Group AG	16,668	832,378
	Swiss Life Holding AG	7,292	3,862,837
	Swiss Prime Site AG	32,354	2,946,271
	Swiss Re AG	75,936	5,697,994
*	Swiss Steel Holding AG	143,894	40,545
	Swisscom AG	16,582	8,964,848
	Swissquote Group Holding SA	3,570	434,020
	Tecan Group AG	1,218	432,556
	Temenos AG	31,172	2,474,200
	TX Group AG	1,266	165,817

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	u-blox Holding AG	1,725	$201,930
#*	UBS Group AG	324,996	5,304,708
	Valiant Holding AG	7,159	644,918
	Valora Holding AG	1,870	511,151
	Varia U.S. Properties AG	791	38,597
Ω	VAT Group AG	10,852	3,159,792
	Vaudoise Assurances Holding SA	441	188,895
	Vetropack Holding AG	597	23,722
*	Vifor Pharma AG	27,278	4,776,294
	Vontobel Holding AG	16,069	1,056,962
	VZ Holding AG	5,907	483,167
*	V-ZUG Holding AG	1,148	93,953
	Walliser Kantonalbank	751	90,330
	Warteck Invest AG	30	71,883
	Ypsomed Holding AG	1,162	164,925
	Zehnder Group AG	2,466	159,226
	Zug Estates Holding AG, Class B	122	268,155
	Zuger Kantonalbank AG	30	224,064
#*	Zur Rose Group AG	1,347	96,178
	Zurich Insurance Group AG	24,372	10,639,068
TOTAL SWITZERLAND			270,701,798
UNITED KINGDOM — (13.7%)
	3i Group PLC	469,333	7,292,378
	4imprint Group PLC	10,519	410,905
	888 Holdings PLC	189,309	340,648
	Abrdn Plc	926,856	1,879,128
*	accesso Technology Group PLC	3,723	27,745
	Admiral Group PLC	58,594	1,369,434
	Advanced Medical Solutions Group PLC	35,430	121,264
	AG Barr PLC	28,648	188,853
	AJ Bell PLC	97,205	374,016
Ω	Alfa Financial Software Holdings PLC	51,602	94,469
	Alliance Pharma PLC	79,159	93,782
	Antofagasta PLC	122,335	1,740,666
*	AO World PLC	32,606	17,255
	Appreciate Group PLC	23,406	8,254
	Aptitude Software Group PLC	5,495	26,883
	Argentex Group PLC	9,454	8,890
*	Ascential PLC	144,890	518,015
	Ashmore Group PLC	184,764	486,928
	Ashtead Group PLC	89,750	5,052,001
*	ASOS PLC	43,836	557,903
#*Ω	Aston Martin Lagonda Global Holdings PLC	10,060	59,166
	AstraZeneca PLC, Sponsored ADR	192,987	12,781,529
	AstraZeneca PLC	25,658	3,375,084
Ω	Auto Trader Group PLC	574,794	4,431,382
Ω	Avast PLC	328,476	1,862,093
	AVEVA Group PLC	16,698	483,082
	Aviva PLC	773,959	3,748,147
	Avon Protection PLC	10,138	131,415
	B&M European Value Retail SA	337,386	1,746,933
*	Babcock International Group PLC	186,427	779,657
	BAE Systems PLC	689,803	6,483,278
Ω	Bakkavor Group PLC	37,376	39,879
	Balfour Beatty PLC	188,688	645,693
	Bank of Georgia Group PLC	9,726	178,907
	Barclays PLC, Sponsored ADR	281,451	2,192,503
	Barclays PLC	1,256,791	2,407,462

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Barratt Developments PLC	340,380	$2,087,106
	Beazley PLC	306,248	2,028,321
	Begbies Traynor Group PLC	34,007	58,520
	Bellway PLC	53,035	1,584,900
	Berkeley Group Holdings PLC	59,196	3,067,741
	Bloomsbury Publishing PLC	32,220	162,338
*	boohoo Group PLC	332,375	271,593
	Braemar Shipping Services PLC	3,084	9,799
	Brewin Dolphin Holdings PLC	135,677	848,091
	Britvic PLC	145,386	1,527,559
	Brooks Macdonald Group PLC	412	10,929
	BT Group PLC	1,691,456	3,339,480
	Bunzl PLC	84,405	3,167,775
	Burberry Group PLC	159,862	3,514,336
	Burford Capital Ltd.	77,457	832,579
	Bytes Technology Group PLC	115,483	637,389
*	C&C Group PLC	125,118	302,401
*	Capita PLC	467,669	164,217
	Capital Ltd.	33,220	37,488
*	Card Factory PLC	138,000	89,197
	CareTech Holdings PLC	6,259	57,316
	Carr's Group PLC	37,151	59,497
	Castings PLC	1,710	6,652
*	Cazoo Group Ltd.	24,662	13,428
	Centamin PLC	136,701	138,215
	Central Asia Metals PLC	27,437	83,562
*	CentralNic Group PLC	14,147	21,343
	Chemring Group PLC	93,389	395,233
	Chesnara PLC	82,403	296,876
*	Circassia Group PLC	9,031	3,857
	City of London Investment Group PLC	3,050	15,426
	Clarkson PLC	11,351	477,337
	Close Brothers Group PLC	63,073	852,598
	CLS Holdings PLC	18,649	46,079
Ω	CMC Markets PLC	56,021	175,643
	CNH Industrial NV	168,161	2,144,777
	Coca-Cola HBC AG	21,468	528,362
	Compass Group PLC	278,542	6,528,026
	Computacenter PLC	64,711	2,051,109
Ω	ConvaTec Group PLC	411,913	1,148,614
*	Costain Group PLC	23,192	12,416
*Ω	Countryside Partnerships PLC	169,219	599,796
	Crest Nicholson Holdings PLC	140,116	471,102
	Croda International PLC	34,642	3,167,989
	Currys PLC	727,358	594,734
	CVS Group PLC	20,466	429,681
	DCC PLC	51,896	3,388,254
*	De La Rue PLC	55,351	60,708
	Dechra Pharmaceuticals PLC	25,693	1,156,253
	DFS Furniture PLC	84,939	149,546
	Diageo PLC, Sponsored ADR	82,195	15,732,123
	Diageo PLC	22,401	1,061,177
#*	Dialight PLC	4,837	16,197
#*	Dignity PLC	13,155	70,983
	Diploma PLC	38,501	1,292,960
	Direct Line Insurance Group PLC	473,991	1,189,503
	DiscoverIE Group PLC	21,648	200,590
	Domino's Pizza Group PLC	135,974	473,867
#	dotdigital group PLC	111,034	132,803

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Drax Group PLC	151,864	$1,456,788
	DS Smith PLC	511,703	1,824,012
	Dunelm Group PLC	45,981	478,087
Ω	DWF Group PLC	93,586	106,723
	EKF Diagnostics Holdings PLC	33,900	15,390
	Electrocomponents PLC	317,313	4,005,972
*	Elementis PLC	236,217	314,557
	EMIS Group PLC	37,062	827,645
*	Entain PLC	114,904	1,690,817
	Epwin Group PLC	48,473	45,839
*	Ergomed PLC	2,791	41,001
*	Esken Ltd.	93,715	8,331
	Euromoney Institutional Investor PLC	35,169	622,678
	Experian PLC	303,614	10,630,210
*	FD Technologies PLC	676	16,145
	FDM Group Holdings PLC	54,591	615,769
	Ferguson PLC	62,290	7,838,579
	Fevertree Drinks PLC	27,257	357,126
	Fintel PLC	2,266	5,622
	Flowtech Fluidpower PLC	100	153
Ω	Forterra PLC	43,760	157,678
	Foxtons Group PLC	113,292	60,880
*	Frasers Group PLC	57,780	632,212
#	Fresnillo PLC	78,892	709,174
#*	Frontier Developments PLC	9,364	177,862
*Ω	Funding Circle Holdings PLC	29,473	13,372
	Galliford Try Holdings PLC	39,810	83,044
	Games Workshop Group PLC	12,207	1,155,304
*	Gaming Realms PLC	36,865	11,344
	Gamma Communications PLC	27,236	369,426
	GB Group PLC	21,132	130,766
	Gem Diamonds Ltd.	41,554	22,262
	Genuit Group PLC	43,825	226,960
*	Go-Ahead Group PLC	12,828	231,771
	Gooch & Housego PLC	1,981	21,061
	Grafton Group PLC	72,119	745,960
	Grainger PLC	380,452	1,375,021
*	Greencore Group PLC	181,745	222,956
	Greggs PLC	29,792	742,776
	GSK PLC	300,133	6,305,851
#	GSK PLC	95,614	4,032,059
*Ω	Gym Group PLC	27,078	58,833
*	Haleon PLC	375,166	1,333,167
#	Haleon PLC	119,518	840,212
	Halfords Group PLC	110,196	230,554
	Halma PLC	60,031	1,690,646
	Hargreaves Lansdown PLC	118,067	1,222,320
	Harworth Group PLC	40,984	79,673
	Hays PLC	867,377	1,353,254
	Headlam Group PLC	23,382	86,984
	Helical PLC	46,616	222,111
	Henry Boot PLC	36,954	128,836
	Hill & Smith Holdings PLC	35,570	571,751
	Hilton Food Group PLC	43,543	586,745
	Hiscox Ltd.	115,745	1,260,311
	Hochschild Mining PLC	98,240	96,992
	Hollywood Bowl Group PLC	72,325	177,803
	HomeServe PLC	178,793	2,562,269
*Ω	Hostelworld Group PLC	52,387	62,025

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Howden Joinery Group PLC	298,788	$2,466,361
	HSBC Holdings PLC	52,879	331,232
#	HSBC Holdings PLC, Sponsored ADR	269,126	8,450,556
*Ω	HSS Hire Group PLC	115,356	18,812
*	Hyve Group PLC	84,665	72,687
Ω	Ibstock PLC	61,250	153,525
	IDOX PLC	187,403	141,750
	IG Group Holdings PLC	123,663	1,199,809
	IMI PLC	114,629	1,871,785
	Impax Asset Management Group PLC	24,433	214,532
	Inchcape PLC	252,429	2,583,655
*	Indivior PLC	426,296	1,669,437
*	Informa PLC	204,402	1,486,546
	IntegraFin Holdings PLC	14,300	47,716
	Intermediate Capital Group PLC	198,446	3,699,331
	Intertek Group PLC	34,969	1,868,925
	Investec PLC	153,498	830,371
	iomart Group PLC	32,165	67,147
	IP Group PLC	407,592	429,364
	ITV PLC	1,963,925	1,766,390
*	IWG PLC	284,310	666,760
*	J D Wetherspoon PLC	13,774	94,063
	J Sainsbury PLC	700,925	1,890,795
*	James Fisher & Sons PLC	8,525	31,343
	James Halstead PLC	30,761	79,826
	JD Sports Fashion PLC	831,885	1,321,334
*	John Menzies PLC	25,855	191,268
*	John Wood Group PLC	492,299	943,641
	Johnson Matthey PLC	123,688	3,233,759
*	Johnson Service Group PLC	18,755	25,849
	Jupiter Fund Management PLC	198,450	304,706
*Ω	Just Eat Takeaway.com NV	16,126	296,516
	Just Group PLC	721,559	628,553
	Kainos Group PLC	49,008	816,957
	Keller Group PLC	21,231	206,422
	Keywords Studios PLC	14,056	432,136
*	Kier Group PLC	137,926	128,607
*	Kin & Carta PLC	44,135	100,838
	Kingfisher PLC	736,733	2,330,928
*	Lamprell PLC	132,019	13,987
	Lancashire Holdings Ltd.	123,251	671,429
	Learning Technologies Group PLC	74,652	121,482
	Legal & General Group PLC	1,759,908	5,620,296
*	Liberty Global PLC, Class A	1,555	33,837
*	Liberty Global PLC, Class C	3,809	87,188
	Lloyds Banking Group PLC	6,635,337	3,673,708
#	Lloyds Banking Group PLC, ADR	944,884	2,088,194
	London Stock Exchange Group PLC	14,802	1,444,567
	Lookers PLC	179,737	165,331
	LSL Property Services PLC	36,243	142,347
Ω	Luceco PLC	38,080	50,610
*	M&C Saatchi PLC	1,389	2,586
	M&G PLC	1,347,959	3,513,727
	Macfarlane Group PLC	58,171	82,113
	Man Group PLC	653,084	2,172,641
*	Marks & Spencer Group PLC	804,300	1,394,397
	Marshalls PLC	130,393	787,256
*	McBride PLC	67,145	13,203
	Mears Group PLC	56,029	131,950

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Medica Group PLC	15,713	$30,484
*	Meggitt PLC	193,117	1,860,235
	Melrose Industries PLC	506,344	996,717
*	Metro Bank PLC	30,646	30,583
#	Micro Focus International PLC, Sponsored ADR	10,594	36,337
	Micro Focus International PLC	112,969	393,542
*	Mitchells & Butlers PLC	63,425	133,974
	MJ Gleeson PLC	9,400	60,753
	Mondi PLC	32,966	625,603
	Moneysupermarket.com Group PLC	443,697	1,104,546
*	Moonpig Group PLC	21,163	53,919
	Morgan Sindall Group PLC	30,154	747,592
	Mortgage Advice Bureau Holdings Ltd.	6,632	75,067
*	Motorpoint group PLC	33,776	79,669
*	N Brown Group PLC	88,702	27,494
#*	Naked Wines PLC	6,499	11,838
*	National Express Group PLC	134,920	302,275
	National Grid PLC	107,541	1,480,795
	National Grid PLC, Sponsored ADR	54,344	3,782,886
	Natwest Group PLC	471,618	1,432,425
	NCC Group PLC	138,619	378,640
*Ω	Network International Holdings PLC	29,017	71,554
	Next Fifteen Communications Group PLC	40,205	503,407
	Next PLC	28,757	2,394,072
	Nichols PLC	547	8,013
	Ninety One PLC	217,291	541,126
	Norcros PLC	14,489	39,432
	Numis Corp. PLC	16,616	52,366
*	Ocado Group PLC	27,953	287,364
*Ω	On the Beach Group PLC	42,302	57,375
	OSB Group PLC	193,156	1,240,786
	Oxford Instruments PLC	23,998	665,959
	Pagegroup PLC	242,226	1,348,222
	Paragon Banking Group PLC	107,844	704,123
	PayPoint PLC	54,695	399,486
	Pearson PLC	97,772	904,905
#	Pearson PLC, Sponsored ADR	85,353	790,369
*	Pendragon PLC	903,169	242,126
	Pennon Group PLC	115,368	1,412,156
	Persimmon PLC	124,001	2,860,233
*	Petrofac Ltd.	207,070	291,284
	Pets at Home Group PLC	197,709	793,270
*	Pharos Energy PLC	129,257	36,308
	Phoenix Group Holdings PLC	278,396	2,193,376
	Phoenix Spree Deutschland Ltd.	8,926	36,789
*	Playtech PLC	141,116	845,586
	Polar Capital Holdings PLC	36,113	215,190
	Porvair PLC	3,332	22,761
*	PPHE Hotel Group Ltd.	2,471	43,075
	Premier Foods PLC	282,287	400,759
	Provident Financial PLC	102,823	242,987
#	Prudential PLC, ADR	69,495	1,732,510
	Prudential PLC	107,192	1,322,147
*	PureTech Health PLC	54,704	130,621
	PZ Cussons PLC	33,538	86,049
	QinetiQ Group PLC	192,326	895,722
Ω	Quilter PLC	668,882	857,040
*	Rank Group PLC	52,117	57,252
	Rathbones Group PLC	23,532	519,549

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach PLC	119,382	$140,975
	Reckitt Benckiser Group PLC	111,369	9,033,667
	Redde Northgate PLC	138,978	622,608
	Redrow PLC	134,805	953,160
#	RELX PLC, Sponsored ADR	395,718	11,681,589
	RELX PLC	90,812	2,693,205
#	Renew Holdings PLC	44,466	403,077
	Renishaw PLC	8,349	443,233
*	Renold PLC	60,850	18,195
	Rentokil Initial PLC	398,446	2,630,922
*	Restaurant Group PLC	108,708	67,395
	RHI Magnesita NV	1,796	49,511
	Rightmove PLC	354,105	2,768,313
	Rio Tinto PLC	190,562	11,504,128
#	Rio Tinto PLC, Sponsored ADR	24,745	1,510,187
	RM PLC	23,732	28,906
	Robert Walters PLC	41,286	272,489
*	Rolls-Royce Holdings PLC	1,232,706	1,347,272
	Rotork PLC	367,890	1,167,413
	Royal Mail PLC	399,769	1,381,520
	RPS Group PLC	132,928	183,720
*	RTW Venture Fund Ltd.	6,722	8,530
	RWS Holdings PLC	52,018	243,016
	S&U PLC	2,061	52,121
*	S4 Capital PLC	29,412	45,485
Ω	Sabre Insurance Group PLC	84,130	112,091
	Sage Group PLC	343,446	2,959,856
	Savills PLC	101,241	1,476,040
	Schroders PLC	28,018	1,016,260
	Schroders PLC	9,483	291,683
	ScS Group PLC	8,051	14,418
	Secure Trust Bank PLC	32	487
*	Senior PLC	141,694	250,556
	Severfield PLC	101,799	72,949
	Severn Trent PLC	61,254	2,202,193
*	SIG PLC	202,918	90,302
	Sirius Real Estate Ltd.	224,685	261,531
	Smart Metering Systems PLC	29,356	337,010
#	Smith & Nephew PLC, Sponsored ADR	40,429	1,045,090
	Smith & Nephew PLC	32,916	422,021
	Smiths Group PLC	114,685	2,164,357
	Smiths News PLC	42,736	17,345
	Softcat PLC	77,749	1,326,414
*	SolGold PLC	203,497	63,038
	Spectris PLC	18,310	696,432
	Speedy Hire PLC	234,031	133,789
	Spirax-Sarco Engineering PLC	13,280	1,937,676
*Ω	Spire Healthcare Group PLC	68,748	199,506
	Spirent Communications PLC	226,115	777,763
*	SSP Group PLC	173,006	537,999
	St. James's Place PLC	381,224	5,726,392
*	Staffline Group PLC	14,976	8,273
	Standard Chartered PLC	233,316	1,608,175
	SThree PLC	106,066	487,163
	Strix Group PLC	35,702	69,470
††	Studio Retail Group PLC	11,005	11,559
	STV Group PLC	14,208	48,503
*	Superdry PLC	28,746	49,537
	Synthomer PLC	166,163	473,983

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Tatton Asset Management PLC	6,054	$30,152
	Taylor Wimpey PLC	1,544,334	2,403,723
	TBC Bank Group PLC	8,796	148,072
	TClarke PLC	21,176	41,815
*	Ted Baker PLC	97,934	105,161
	Telecom Plus PLC	44,907	1,234,404
*	TEN Entertainment Group PLC	3,989	11,093
	Tesco PLC	1,410,399	4,523,341
	Topps Tiles PLC	74,684	35,544
	TP ICAP Group PLC	337,884	490,459
	Travis Perkins PLC	104,368	1,339,531
	Treatt PLC	11,828	116,377
*	Trellus Health PLC	2,022	221
*	Tremor International Ltd.	1,199	6,299
*	Tremor International Ltd., ADR	5,294	54,846
	Tribal Group PLC	18,656	19,769
	Trifast PLC	15,252	17,460
	TT Electronics PLC	38,585	90,418
	Tyman PLC	32,170	103,998
*	ULS Technology PLC	9,798	8,085
	Ultra Electronics Holdings PLC	27,897	1,191,331
	Unilever PLC, Sponsored ADR	385,422	18,754,635
	Unilever PLC	90,093	4,388,837
	United Utilities Group PLC	157,223	2,088,949
*	Verici Dx PLC	678	188
	Vertu Motors PLC	143,701	103,022
	Vesuvius PLC	43,783	191,810
	Victrex PLC	33,322	784,833
	VIDENDUM PLC	13,638	214,795
	Virgin Money UK PLC	315,185	549,733
	Vistry Group PLC	150,271	1,693,994
	Vodafone Group PLC	2,942,573	4,336,344
	Vodafone Group PLC, Sponsored ADR	165,888	2,448,510
	Volex PLC	33,246	127,730
	Volution Group PLC	97,486	498,644
	Vp PLC	2,934	31,315
*Ω	Watches of Switzerland Group PLC	124,488	1,349,487
	Watkin Jones PLC	159,735	427,880
	Weir Group PLC	50,360	1,029,801
*	WH Smith PLC	43,974	776,162
	Wickes Group PLC	161,317	267,860
	Wilmington PLC	6,622	22,166
	Wincanton PLC	45,050	206,843
#	WPP PLC, Sponsored ADR	18,251	984,824
	WPP PLC	187,049	2,018,704
*	Xaar PLC	14,947	41,126
	XP Power Ltd.	6,231	231,241
	XPS Pensions Group PLC	35,978	64,393
	Young & Co's Brewery PLC, Class A	5,048	76,347
	Zotefoams PLC	6,455	19,582
TOTAL UNITED KINGDOM			427,873,843
UNITED STATES — (0.0%)
#	ADTRAN Holdings, Inc.	21,379	500,378
#	Arko Corp.	7,299	66,638
*	GXO Logistics, Inc.	418	20,080
TOTAL UNITED STATES			587,096
TOTAL COMMON STOCKS			2,967,627,626

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG	13,415	$1,018,535
	Draegerwerk AG & Co. KGaA	4,110	215,650
	Fuchs Petrolub SE	21,135	633,269
	Henkel AG & Co. KGaA	21,956	1,402,622
	Jungheinrich AG	27,858	758,280
	Porsche Automobil Holding SE	23,879	1,728,403
	Sartorius AG	5,467	2,445,385
	Sixt SE	9,031	637,124
	STO SE & Co. KGaA	1,606	249,193
	Villeroy & Boch AGSeries A	866	16,634
TOTAL GERMANY			9,105,095
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	PointsBet Holdings Ltd.	571	0
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	17,925	0
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	29,500	977
ITALY — (0.0%)
#*	Webuild SpA	1,134	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	210,168	0
TOTAL RIGHTS/WARRANTS			977
TOTAL INVESTMENT SECURITIES (Cost $2,760,736,967)			2,976,733,698

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	11,801,929	136,512,915
TOTAL INVESTMENTS — (100.0%)
(Cost $2,897,249,469)^^			$3,113,246,613
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,782,766	$154,754,357	—	$156,537,123
Austria	—	8,339,189	—	8,339,189
Belgium	753,286	31,404,390	—	32,157,676
Canada	298,954,840	219,536	—	299,174,376
China	95,738	17,336	—	113,074
Denmark	2,724,234	99,307,598	—	102,031,832
Finland	77,232	60,508,762	—	60,585,994
France	69,875	266,189,916	$224	266,260,015
Germany	4,594,289	179,385,519	—	183,979,808
Hong Kong	—	53,366,144	12,364	53,378,508

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$12,764,690	—	$12,764,690
Israel	$2,956,872	21,798,663	—	24,755,535
Italy	3,191,333	57,821,928	—	61,013,261
Japan	2,825,082	628,351,810	—	631,176,892
Netherlands	33,711,941	102,509,392	—	136,221,333
New Zealand	21,516	10,943,219	—	10,964,735
Norway	24,703	22,716,092	—	22,740,795
Portugal	—	6,576,161	—	6,576,161
Singapore	149,176	20,799,194	$3,086	20,951,456
Spain	222,354	59,341,909	—	59,564,263
Sweden	851,726	118,326,447	—	119,178,173
Switzerland	34,468,782	236,233,016	—	270,701,798
United Kingdom	91,559,139	336,303,145	11,559	427,873,843
United States	587,096	—	—	587,096
Preferred Stocks
Germany	—	9,105,095	—	9,105,095
Rights/Warrants
Hong Kong	—	977	—	977
Securities Lending Collateral	—	136,512,915	—	136,512,915
TOTAL	$479,621,980	$2,633,597,400	$27,233^	$3,113,246,613

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (6.0%)
*	A2B Australia Ltd.	22,390	$18,195
	Accent Group Ltd.	97,187	89,634
#	Adairs Ltd.	38,959	66,036
*	Alkane Resources Ltd.	83,562	46,335
*	Alliance Aviation Services Ltd.	20,675	46,593
*	Allkem Ltd.	58,160	469,141
	ALS Ltd.	61,250	503,073
	Altium Ltd.	13,106	289,417
#*	AMA Group Ltd.	133,227	14,452
*	AMP Ltd.	814,411	623,684
	Ampol Ltd.	37,223	881,869
#*	Andromeda Metals Ltd.	315,894	22,243
	Ansell Ltd.	31,377	576,071
	APA Group	65,967	540,887
#	Appen Ltd.	14,360	58,879
*	Arafura Resources Ltd.	266,182	66,262
	ARB Corp. Ltd.	12,211	286,739
#	Ardent Leisure Group Ltd.	99,253	35,882
	ASX Ltd.	5,930	368,578
	Atlas Arteria Ltd.	98,706	537,093
	AUB Group Ltd.	8,619	118,217
*	Audinate Group Ltd.	1,376	9,105
#*	Aurelia Metals Ltd.	257,586	49,823
	Aurizon Holdings Ltd.	360,914	1,021,493
*	Aussie Broadband Ltd.	217	555
	Austin Engineering Ltd.	32,800	5,532
	Australia & New Zealand Banking Group Ltd.	119,695	1,934,422
	Australia & New Zealand Banking Group Ltd.	7,980	127,682
*	Australian Agricultural Co. Ltd.	85,892	111,395
	Australian Ethical Investment Ltd.	10,860	49,859
#	Australian Finance Group Ltd.	46,965	62,567
*	Australian Strategic Materials Ltd.	6,099	15,365
	Auswide Bank Ltd.	8,970	42,035
	AVJennings Ltd.	17,132	5,693
	Baby Bunting Group Ltd.	28,930	97,937
	Bank of Queensland Ltd.	134,209	710,797
	Bapcor Ltd.	92,223	432,402
	Base Resources Ltd.	44,322	9,456
	Beach Energy Ltd.	386,444	498,018
	Beacon Lighting Group Ltd.	6,329	10,591
	Bega Cheese Ltd.	76,349	186,792
	Bell Financial Group Ltd.	31,306	25,507
#*	Bellevue Gold Ltd.	81,920	48,723
	Bendigo & Adelaide Bank Ltd.	113,923	826,697
	Blackmores Ltd.	2,054	112,162
	BlueScope Steel Ltd.	105,469	1,238,879
	Brambles Ltd.	131,083	1,055,048
	Bravura Solutions Ltd.	50,452	54,136
#	Breville Group Ltd.	17,787	262,965
	BWX Ltd.	37,285	17,836
*	Calima Energy Ltd.	66,452	6,338
*	Calix Ltd.	2,341	10,427
	Capitol Health Ltd.	196,117	38,315
*	Capricorn Metals Ltd.	48,360	132,712
#*	Carnarvon Energy Ltd.	238,404	35,179

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Carsales.com Ltd.	40,513	$590,607
#*	Catapult Group International Ltd.	10,074	7,031
	Cedar Woods Properties Ltd.	20,812	60,914
	Challenger Ltd.	126,439	624,578
	Champion Iron Ltd.	60,966	208,009
*	City Chic Collective Ltd.	30,336	49,639
	Cleanaway Waste Management Ltd.	362,576	698,499
	Clinuvel Pharmaceuticals Ltd.	5,858	77,624
	Clover Corp. Ltd.	9,346	7,043
	Cochlear Ltd.	4,032	607,731
	Codan Ltd.	29,559	181,112
	COG Financial Services Ltd.	11,446	14,382
*	Cogstate Ltd.	10,170	12,856
	Coles Group Ltd.	82,301	1,083,932
*	Collection House Ltd.	41,771	1,985
	Collins Foods Ltd.	32,032	233,491
	Commonwealth Bank of Australia	53,609	3,807,172
	Computershare Ltd.	41,423	731,820
*	Cooper Energy Ltd.	747,953	118,306
*	Corporate Travel Management Ltd.	10,214	136,209
	Costa Group Holdings Ltd.	88,027	159,585
	Credit Corp. Group Ltd.	12,606	214,312
	CSR Ltd.	133,419	428,182
	Data#3 Ltd.	35,101	152,881
*	De Grey Mining Ltd.	62,525	39,430
#*	Deep Yellow Ltd.	18,458	9,895
	Deterra Royalties Ltd.	89,770	273,996
#	Dicker Data Ltd.	12,753	101,034
	Domain Holdings Australia Ltd.	40,407	101,166
	Domino's Pizza Enterprises Ltd.	8,085	413,385
	Downer EDI Ltd.	134,182	522,391
	Eagers Automotive Ltd.	38,452	339,936
	Earlypay Ltd.	34,921	12,221
*	Eclipx Group Ltd.	94,515	175,017
	Elanor Investor Group	20,923	24,175
	Elders Ltd.	36,551	290,442
#*	Elmo Software Ltd.	3,368	6,559
	Emeco Holdings Ltd.	117,846	60,942
*	Emerald Resources NL	15,219	11,402
#*	EML Payments Ltd.	41,522	30,849
	Enero Group Ltd.	8,165	17,952
	EQT Holdings Ltd.	2,286	41,037
#	Estia Health Ltd.	58,859	82,388
	Euroz Hartleys Group Ltd.	29,619	34,455
*	EVENT Hospitality & Entertainment Ltd.	22,511	225,164
	Evolution Mining Ltd.	315,634	583,064
	Finbar Group Ltd.	8,281	4,228
#*	Firefinch Ltd.	64,123	8,961
	Fleetwood Ltd.	27,378	32,959
#*	Flight Centre Travel Group Ltd.	10,360	125,990
	Fortescue Metals Group Ltd.	117,879	1,516,933
#	G8 Education Ltd.	243,192	181,556
*	Galan Lithium Ltd.	21,501	18,077
	Genworth Mortgage Insurance Australia Ltd.	115,070	228,011
	Gold Road Resources Ltd.	222,112	217,107
#*	Goulamina Holdings Pty Ltd.	45,802	13,921
	GR Engineering Services Ltd.	13,879	20,700
	GrainCorp Ltd., Class A	66,530	401,624
	Grange Resources Ltd.	136,583	107,997

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	39,875	$246,698
	GWA Group Ltd.	56,704	82,700
	Hansen Technologies Ltd.	30,144	120,809
	Harvey Norman Holdings Ltd.	151,378	441,742
*	Hastings Technology Metals Ltd.	3,921	11,257
	Healthia Ltd.	14,072	16,975
*	Helloworld Travel Ltd.	7,605	10,325
*	Highfield Resources Ltd.	33,308	22,221
	Horizon Oil Ltd.	178,886	17,634
	Hot Chili Ltd.	8,052	4,023
	HT&E Ltd.	64,154	58,709
	HUB24 Ltd.	4,253	73,472
#	Humm Group Ltd.	108,774	38,231
	IDP Education Ltd.	19,441	391,150
	IGO Ltd.	28,387	222,436
	Iluka Resources Ltd.	84,280	572,010
	Image Resources NL	51,498	5,578
	Imdex Ltd.	101,591	129,345
#*	Immutep Ltd.	55,736	13,303
	Incitec Pivot Ltd.	301,750	768,812
	Infomedia Ltd.	73,305	81,915
#	Inghams Group Ltd.	79,515	164,860
	Insignia Financial Ltd.	168,629	366,873
	Insurance Australia Group Ltd.	144,552	454,843
	Integral Diagnostics Ltd.	37,045	80,309
*	Integrated Research Ltd.	16,999	6,083
	InvoCare Ltd.	19,356	150,156
#*	ioneer Ltd.	78,000	30,948
	IPH Ltd.	36,537	225,553
	IRESS Ltd.	39,893	319,903
	IVE Group Ltd.	23,613	35,603
	James Hardie Industries PLC	38,040	939,463
#	JB Hi-Fi Ltd.	25,041	741,474
	Johns Lyng Group Ltd.	37,470	199,200
	Jumbo Interactive Ltd.	6,105	61,870
	Jupiter Mines Ltd.	187,826	26,146
*	Karoon Energy Ltd.	76,239	100,737
#	Kelsian Group Ltd.	26,652	114,788
#*	Kogan.com Ltd.	4,740	15,342
	Lendlease Corp. Ltd.	58,419	423,224
	Lifestyle Communities Ltd.	20,894	248,912
	Link Administration Holdings Ltd.	117,887	363,459
	Lovisa Holdings Ltd.	11,337	142,417
	Lycopodium Ltd.	4,030	17,484
*	Lynas Rare Earths Ltd.	52,853	325,011
	MA Financial Group Ltd.	5,744	24,886
	MACA Ltd.	83,592	58,733
	Macmahon Holdings Ltd.	237,156	24,072
	Macquarie Group Ltd.	8,642	1,106,069
*	Macquarie Telecom Group Ltd.	774	36,585
#	Magellan Financial Group Ltd.	16,032	164,717
	MaxiPARTS Ltd.	3,272	4,695
	McMillan Shakespeare Ltd.	25,400	219,017
	McPherson's Ltd.	35,328	20,310
	Medibank Pvt Ltd.	245,365	589,988
#*	Mesoblast Ltd.	55,890	36,677
#*	Metals X Ltd.	186,167	41,394
	Michael Hill International Ltd.	22,149	16,493
	Mineral Resources Ltd.	17,676	673,528

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	MMA Offshore Ltd.	79,348	$33,410
	Monadelphous Group Ltd.	21,451	155,728
	Monash IVF Group Ltd.	94,179	73,707
	Money3 Corp. Ltd.	43,961	68,242
	Mount Gibson Iron Ltd.	137,627	50,749
	Myer Holdings Ltd.	210,138	69,321
	MyState Ltd.	27,641	92,819
#*	Nanosonics Ltd.	7,694	25,598
	National Australia Bank Ltd.	154,866	3,344,565
	Navigator Global Investments Ltd.	33,939	36,506
#*	Nearmap Ltd.	28,527	27,936
*	Neometals Ltd.	32,125	25,303
	Netwealth Group Ltd.	27,019	245,466
#*	New Century Resources Ltd.	6,855	8,312
	New Energy Solar	7,463	4,301
	Newcrest Mining Ltd.	75,453	1,016,815
*	NEXTDC Ltd.	25,724	214,140
	nib holdings Ltd.	84,055	429,862
	Nick Scali Ltd.	15,205	103,235
	Nickel Industries Ltd.	202,848	155,781
	Nine Entertainment Co. Holdings Ltd.	327,593	477,947
	Northern Star Resources Ltd.	118,221	649,699
	Nufarm Ltd.	92,986	338,642
	Objective Corp. Ltd.	1,671	17,943
*	OFX Group Ltd.	53,605	102,172
#	OM Holdings Ltd.	98,157	44,427
*	Omni Bridgeway Ltd.	49,334	143,142
	oOh!media Ltd.	146,275	128,699
#*	Opthea Ltd.	11,263	10,139
	Orica Ltd.	66,087	783,278
	Orora Ltd.	215,203	538,683
	OZ Minerals Ltd.	59,180	790,363
	Pacific Current Group Ltd.	12,386	65,839
	Pact Group Holdings Ltd.	47,849	68,065
#*	Paladin Energy Ltd.	191,021	99,908
*	Panoramic Resources Ltd.	172,413	23,859
*	Pantoro Ltd.	124,046	16,399
	Peet Ltd.	95,638	69,786
#	Pendal Group Ltd.	70,295	238,070
	PeopleIN Ltd.	3,991	9,540
	Perenti Global Ltd.	188,216	75,930
#	Perpetual Ltd.	13,249	282,787
	Perseus Mining Ltd.	319,933	379,703
*	Pilbara Minerals Ltd.	52,683	103,877
	Pinnacle Investment Management Group Ltd.	2,716	19,286
	Platinum Asset Management Ltd.	58,479	75,086
*	PolyNovo Ltd.	26,127	30,193
#	Praemium Ltd.	43,406	19,290
	Premier Investments Ltd.	19,471	289,605
	Pro Medicus Ltd.	7,405	259,389
	Propel Funeral Partners Ltd.	4,482	14,713
	PSC Insurance Group Ltd.	21,461	65,995
#	PWR Holdings Ltd.	15,753	92,576
*	Qantas Airways Ltd.	51,836	167,034
	QANTM Intellectual Property Ltd.	9,599	6,679
	QBE Insurance Group Ltd.	125,736	1,016,666
	Qube Holdings Ltd.	189,294	368,202
#	Ramelius Resources Ltd.	222,768	168,785
	REA Group Ltd.	3,826	337,546

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	ReadyTech Holdings Ltd.	4,608	$10,440
	Reckon Ltd.	11,675	9,968
*	Red 5 Ltd.	195,753	36,308
#*	Redbubble Ltd.	33,472	27,797
	Reece Ltd.	10,668	115,218
#	Regis Healthcare Ltd.	30,740	46,657
#	Regis Resources Ltd.	200,648	248,595
#*	Reject Shop Ltd.	5,557	16,795
	Reliance Worldwide Corp. Ltd.	133,653	417,581
	Resimac Group Ltd.	15,412	14,470
#*	Resolute Mining Ltd.	168,251	33,058
*	Retail Food Group Ltd.	216,688	7,292
	Ridley Corp. Ltd.	62,846	74,501
	Rio Tinto Ltd.	40,879	2,832,283
*	RPMGlobal Holdings Ltd.	10,615	11,788
	Sandfire Resources Ltd.	133,953	432,287
	SEEK Ltd.	11,593	187,773
	Select Harvests Ltd.	36,940	119,374
	Servcorp Ltd.	12,793	28,238
*	Service Stream Ltd.	137,240	101,326
	Seven Group Holdings Ltd.	13,611	168,638
*	Seven West Media Ltd.	229,807	76,805
	SG Fleet Group Ltd.	17,389	31,945
	Shaver Shop Group Ltd.	20,068	14,679
	Shine Justice Ltd.	11,047	8,647
*	Sierra Rutile Holdings, Ltd.	84,280	18,844
	Sigma Healthcare Ltd.	302,534	131,403
*	Silver Lake Resources Ltd.	247,418	250,166
#*	Silver Mines Ltd.	86,665	11,473
	Sims Ltd.	48,431	503,634
	SmartGroup Corp. Ltd.	22,136	107,247
	Sonic Healthcare Ltd.	78,150	1,881,970
	Southern Cross Electrical Engineering Ltd.	53,407	24,224
	Southern Cross Media Group Ltd.	72,250	60,655
*††	Speedcast International Ltd.	76,666	0
	SRG Global Ltd.	113,718	55,678
	St Barbara Ltd.	218,829	172,538
	Steadfast Group Ltd.	143,202	536,870
	Suncorp Group Ltd.	110,196	870,248
#	Sunland Group Ltd.	20,765	36,752
	Super Retail Group Ltd.	43,940	306,737
*	Superloop Ltd.	92,203	54,721
	Symbio Holdings Ltd.	9,613	27,021
	Tassal Group Ltd.	58,013	199,782
	Technology One Ltd.	55,817	463,129
	Telstra Corp. Ltd.	295,605	807,891
#*	Temple & Webster Group Ltd.	7,540	28,029
	Ten Sixty Four Ltd.	45,149	19,915
*	Tesserent Ltd.	114,733	9,730
	TPG Telecom Ltd.	40,084	178,857
	Transurban Group	81,227	830,277
*	Tuas Ltd.	44,136	47,859
*	Tyro Payments Ltd.	11,023	6,450
Ω	Viva Energy Group Ltd.	227,605	427,572
#*	Webjet Ltd.	30,555	111,330
	Wesfarmers Ltd.	52,756	1,728,577
*	West African Resources Ltd.	188,260	175,266
	Westgold Resources Ltd.	118,872	108,490
	Westpac Banking Corp.	146,618	2,220,257

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Wiluna Mining Corp. Ltd.	10,550	$1,511
	WiseTech Global Ltd.	7,471	264,583
#	Woodside Energy Group Ltd.	104,336	2,355,957
	Woolworths Group Ltd.	57,381	1,509,641
	Worley Ltd.	45,048	454,638
*	Xero Ltd.	1,876	123,588
#*	Zip Co. Ltd.	36,629	29,596
TOTAL AUSTRALIA			80,087,061
AUSTRIA — (0.6%)
	Addiko Bank AG	2,404	25,326
	Agrana Beteiligungs AG	4,134	68,553
	ANDRITZ AG	14,055	657,631
	AT&S Austria Technologie & Systemtechnik AG	7,846	392,019
Ω	BAWAG Group AG	14,757	681,327
	CA Immobilien Anlagen AG	678	22,130
#*	DO & Co. AG	1,322	110,455
	Erste Group Bank AG	21,328	540,722
	EVN AG	10,142	239,202
*	FACC AG	1,800	13,676
*	Flughafen Wien AG	563	18,924
	Immofinanz AG	11,636	0
	Lenzing AG	2,336	188,511
	Mayr Melnhof Karton AG	1,336	213,463
#	Oesterreichische Post AG	7,785	224,339
	OMV AG	21,697	924,074
	Palfinger AG	2,862	70,946
#	POLYTEC Holding AG	2,865	17,141
	Porr AG	4,562	56,674
	Raiffeisen Bank International AG	45,874	555,752
	Rosenbauer International AG	724	24,821
	S IMMO AG	8,446	197,003
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	84,625
	Semperit AG Holding	2,677	54,282
	Strabag SE	2,510	103,907
	Telekom Austria AG	26,772	165,888
	UBM Development AG	1,080	37,211
	UNIQA Insurance Group AG	32,998	226,072
#	Verbund AG	1,899	208,824
	voestalpine AG	31,426	707,608
	Wienerberger AG	23,214	534,328
	Zumtobel Group AG	7,627	54,497
TOTAL AUSTRIA			7,419,931
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	5,645	829,824
	Ageas SA	31,527	1,376,005
*	AGFA-Gevaert NV	41,313	149,476
*	Argenx SE, ADR	455	165,716
	Atenor	1,229	63,927
	Banque Nationale de Belgique	19	31,158
	Barco NV	6,310	165,331
	Bekaert SA	10,969	388,494
	bpost SA	20,562	129,046
#*	Cie d'Entreprises CFE	2,314	22,610
	Deceuninck NV	13,585	35,205
*	Deme Group NV	2,314	267,531
	D'ieteren Group	3,607	592,003

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Econocom Group SA/NV	34,290	$116,656
#	Elia Group SA	4,267	647,781
	Etablissements Franz Colruyt NV	10,547	291,615
	EVS Broadcast Equipment SA	1,977	44,744
	Exmar NV	9,024	49,704
	Fagron	12,854	196,059
	Gimv NV	5,999	323,883
*	Greenyard NV	2,112	18,907
	Immobel SA	938	56,354
	Ion Beam Applications	2,451	42,897
	Jensen-Group NV	1,201	36,505
	KBC Group NV	28,414	1,488,239
*	Kinepolis Group NV	3,384	166,671
	Lotus Bakeries NV	88	500,626
	Melexis NV	4,071	349,303
#*	Ontex Group NV	18,660	122,001
*	Orange Belgium SA	526	10,128
	Picanol	441	32,016
	Proximus SADP	33,631	466,025
	Recticel SA	11,663	179,041
	Roularta Media Group NV	370	6,827
	Shurgard Self Storage SA	3,633	187,394
	Solvay SA	18,698	1,642,300
#	Telenet Group Holding NV	6,332	101,269
	TER Beke SA	198	19,963
*	Tessenderlo Group SA	6,214	194,751
	UCB SA	12,201	953,371
	Umicore SA	29,197	1,057,584
	Van de Velde NV	1,542	58,014
	VGP NV	1,600	281,018
TOTAL BELGIUM			13,857,972
CANADA — (11.1%)
#*	5N Plus, Inc.	21,900	30,613
	Acadian Timber Corp.	3,200	42,482
*	Aclara Resources, Inc.	11,241	2,458
	Aecon Group, Inc.	18,295	158,584
	AG Growth International, Inc.	4,100	108,635
	AGF Management Ltd., Class B	15,987	78,028
#	Agnico Eagle Mines Ltd.	49,020	2,107,577
*	Aimia, Inc.	25,250	91,295
#*	Air Canada	18,758	254,736
	AirBoss of America Corp.	3,978	50,139
	Alamos Gold, Inc.,Class A	103,926	820,968
	Algoma Central Corp.	3,100	38,249
	Algonquin Power & Utilities Corp.	32,537	455,193
	Alimentation Couche-Tard, Inc.	46,595	2,081,684
	AltaGas Ltd.	55,064	1,226,798
	Altus Group Ltd.	2,516	103,289
	Amerigo Resources Ltd.	45,106	45,791
	Andlauer Healthcare Group, Inc.	3,888	149,563
#*	Argonaut Gold, Inc.	81,374	30,184
*	Aritzia, Inc.	20,386	643,157
	Atco Ltd., Class I	10,864	401,541
*	ATS Automation Tooling Systems, Inc.	12,469	394,844
*	AutoCanada, Inc.	4,621	93,535
	B2Gold Corp.	277,920	973,260
#	Badger Infrastructure Solutions Ltd.	7,656	183,725
#*	Ballard Power Systems, Inc.	21,800	175,054

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Bank of Montreal	62,460	$6,280,535
	Bank of Nova Scotia	74,200	4,521,869
	Barrick Gold Corp.	119,302	1,886,131
	BCE, Inc.	4,320	218,275
	Bird Construction, Inc.	9,530	54,179
	Black Diamond Group Ltd.	7,742	22,732
#*	BlackBerry Ltd.	18,340	112,714
#	BMTC Group, Inc.	3,210	35,721
#*	Bombardier, Inc., Class A	257	4,502
*	Bombardier, Inc., Class B	11,194	187,154
	Boralex, Inc., Class A	14,766	535,729
#	Boyd Group Services, Inc.	2,439	306,649
	Bridgemarq Real Estate Services	1,100	11,451
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	109	5,421
	Brookfield Asset Management, Inc., Class A	18,769	931,881
	Brookfield Infrastructure Corp., Class A	15,537	711,362
#	BRP, Inc.	4,768	362,659
*	Calfrac Well Services Ltd.	3,500	12,846
	Calian Group Ltd.	1,100	59,271
#	Cameco Corp.	11,541	297,411
	Canaccord Genuity Group, Inc.	29,719	230,920
#*	Canada Goose Holdings, Inc.	12,281	240,462
	Canadian Imperial Bank of Commerce	61,732	3,122,960
	Canadian National Railway Co.	18,770	2,377,784
	Canadian Pacific Railway Ltd.	9,932	783,325
	Canadian Tire Corp. Ltd., Class A	10,555	1,355,982
#	Canadian Utilities Ltd., Class A	13,383	433,193
	Canadian Utilities Ltd., Class B	500	16,214
#	Canadian Western Bank	27,023	545,926
*	Canfor Corp.	17,127	364,461
#*	Canfor Pulp Products, Inc.	11,391	49,814
*	Capstone Mining Corp.	122,175	275,730
	Cardinal Energy Ltd.	32,252	234,230
#	Cascades, Inc.	24,694	188,982
	CCL Industries, Inc., Class B	20,843	1,047,074
*	Celestica, Inc.	32,828	346,007
	Centerra Gold, Inc.	64,603	402,082
	CES Energy Solutions Corp.	71,198	147,895
*	CGI, Inc.	20,894	1,791,227
#	Chesswood Group Ltd.	2,800	25,364
	CI Financial Corp.	47,464	547,084
*	Cineplex, Inc.	1,096	9,603
	Cogeco Communications, Inc.	4,447	287,854
	Cogeco, Inc.	1,976	105,300
#*	Colabor Group, Inc.	11,200	7,172
#	Colliers International Group, Inc.	831	103,849
	Computer Modelling Group Ltd.	15,890	61,795
	Constellation Software, Inc.	952	1,619,459
*	Copper Mountain Mining Corp.	51,894	65,650
#	Corus Entertainment, Inc., Class B	63,465	186,348
#*	Denison Mines Corp.	97,775	116,821
*	Descartes Systems Group, Inc.	1,922	132,695
	Dexterra Group, Inc.	10,672	52,420
#*	DIRTT Environmental Solutions	12,800	12,894
	Dollarama, Inc.	22,151	1,342,501
#	Doman Building Materials Group Ltd.	20,500	107,739
#	Dorel Industries, Inc., Class B	8,016	44,006
	DREAM Unlimited Corp., Class A	9,274	238,980
	Dundee Precious Metals, Inc.	48,738	235,593

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Dynacor Gold Mines, Inc.	9,100	$21,603
	ECN Capital Corp.	45,365	211,849
	E-L Financial Corp. Ltd.	200	125,727
*	Eldorado Gold Corp.	48,083	295,666
#	Element Fleet Management Corp.	121,652	1,396,497
	Empire Co. Ltd., Class A	27,733	841,595
	Enbridge, Inc.	49,806	2,237,329
#	Endeavour Mining PLC	43,160	851,367
	Enghouse Systems Ltd.	9,518	243,794
*	Ensign Energy Services, Inc.	37,617	101,346
#	EQB, Inc.	5,500	238,761
*	Equinox Gold Corp.	59,303	264,567
*	ERO Copper Corp.	11,587	114,644
	Evertz Technologies Ltd.	7,206	81,877
	Exchange Income Corp.	5,458	199,813
#	Exco Technologies Ltd.	6,801	46,418
	Extendicare, Inc.	16,049	94,498
	Fairfax Financial Holdings Ltd.	5,126	2,761,247
#	Fiera Capital Corp.	15,753	112,069
	Finning International, Inc.	35,635	779,181
	Firm Capital Mortgage Investment Corp.	9,400	90,143
#	First Majestic Silver Corp.	24,317	186,268
#*	First Mining Gold Corp.	44,500	8,688
#	First National Financial Corp.	4,125	120,733
	First Quantum Minerals Ltd.	79,042	1,444,367
	FirstService Corp.	5,794	775,364
*	Fission Uranium Corp.	72,500	42,462
*	Foraco International SA	7,600	10,386
	Fortis, Inc.	23,737	1,121,719
#*	Fortuna Silver Mines, Inc.	73,119	209,535
#	Freehold Royalties Ltd.	40,700	461,492
*	Frontera Energy Corp.	5,333	52,266
#*	Galiano Gold, Inc.	35,902	15,140
*	GDI Integrated Facility Services, Inc.	3,200	124,971
	George Weston Ltd.	7,389	881,914
#	GFL Environmental, Inc.	5,305	146,683
	Gibson Energy, Inc.	32,935	676,935
	Gildan Activewear, Inc.	33,804	991,107
	goeasy Ltd.	3,450	301,638
*	GoGold Resources, Inc.	11,234	18,774
#*	GoldMoney, Inc.	5,800	7,111
#	Great-West Lifeco, Inc.	20,172	490,221
	Guardian Capital Group Ltd., Class A	5,628	129,564
	Hardwoods Distribution, Inc.	3,658	95,410
*	Headwater Exploration, Inc.	35,140	170,411
*	Heroux-Devtek, Inc.	8,414	93,697
	High Liner Foods, Inc.	5,650	52,725
	HLS Therapeutics, Inc.	700	7,052
#	Home Capital Group, Inc.	15,142	309,095
	Hudbay Minerals, Inc.	66,705	256,811
#Ω	Hydro One Ltd.	17,100	477,393
#*	i-80 Gold Corp.	22,660	43,000
	iA Financial Corp., Inc.	22,600	1,243,525
*	IAMGOLD Corp.	127,795	210,802
*	IBI Group, Inc.	5,300	79,756
	IGM Financial, Inc.	12,364	358,981
*	Imperial Metals Corp.	8,315	17,986
	Information Services Corp.	3,800	59,379
#	Innergex Renewable Energy, Inc.	15,851	238,149

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Intact Financial Corp.	8,216	$1,222,888
*	Interfor Corp.	21,569	532,593
*	Ivanhoe Mines Ltd., Class A	25,875	160,841
Ω	Jamieson Wellness, Inc.	6,632	192,660
*	Journey Energy, Inc.	5,500	24,310
*	Karora Resources, Inc.	21,675	56,703
	K-Bro Linen, Inc.	2,521	64,238
#	Keyera Corp.	33,197	860,418
*	Kinaxis, Inc.	3,895	465,618
	Kinross Gold Corp.	407,851	1,397,703
*	Knight Therapeutics, Inc.	28,671	129,636
	KP Tissue, Inc.	3,500	28,480
#	Labrador Iron Ore Royalty Corp.	12,609	278,657
#*	Largo, Inc.	4,043	30,785
	Lassonde Industries, Inc., Class A	2,281	215,533
	Laurentian Bank of Canada	12,373	403,786
	Leon's Furniture Ltd.	8,006	104,408
	LifeWorks, Inc.	13,000	320,597
#*	Lightspeed Commerce, Inc.	20,955	449,485
	Linamar Corp.	14,328	653,210
	Loblaw Cos. Ltd.	16,488	1,500,959
*	Lucara Diamond Corp.	114,752	58,247
*	Lundin Gold, Inc.	15,911	106,235
	Lundin Mining Corp.	167,701	945,532
#*	MAG Silver Corp.	3,365	46,841
	Magellan Aerospace Corp.	4,737	26,893
	Magna International, Inc.	48,874	3,121,036
*	Mainstreet Equity Corp.	900	90,334
*	Major Drilling Group International, Inc.	6,588	49,337
*	Mandalay Resources Corp.	5,100	11,032
	Manulife Financial Corp.	81,933	1,501,013
#	Maple Leaf Foods, Inc.	15,000	318,262
#	Martinrea International, Inc.	28,236	205,946
	Maverix Metals, Inc.	6,908	29,359
	Medical Facilities Corp.	14,050	108,073
	Melcor Developments Ltd.	3,200	35,160
	Metro, Inc.	19,068	1,055,905
	Morguard Corp.	700	60,437
	MTY Food Group, Inc.	3,585	161,676
#	Mullen Group Ltd.	29,081	331,563
#	National Bank of Canada	47,437	3,328,425
	Neo Performance Materials, Inc.	1,900	21,588
#*	New Gold, Inc.	178,103	146,037
#	NFI Group, Inc.	14,396	155,028
	North American Construction Group Ltd.	10,692	119,309
#	North West Co., Inc.	11,509	309,891
	Northland Power, Inc.	43,390	1,422,445
	Nutrien Ltd.	51,722	4,430,521
*	OceanaGold Corp.	197,015	358,475
	Onex Corp.	14,220	759,999
	Open Text Corp.	24,863	1,016,921
#	Osisko Gold Royalties Ltd.	35,761	373,894
#*	Osisko Mining, Inc.	41,503	92,045
	Pan American Silver Corp.	45,096	916,798
	Park Lawn Corp.	5,600	150,654
#	Parkland Corp.	37,385	1,048,958
	Pason Systems, Inc.	14,685	176,374
	Pembina Pipeline Corp.	26,444	1,009,632
	PHX Energy Services Corp.	13,038	59,868

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pine Cliff Energy Ltd.	21,000	$30,175
#	Pizza Pizza Royalty Corp.	7,900	83,223
	Polaris Renewable Energy, Inc.	6,500	112,940
#	PrairieSky Royalty Ltd.	55,279	811,130
*	Precision Drilling Corp.	3,590	244,746
#	Premium Brands Holdings Corp.	5,254	422,150
	Primo Water Corp.	26,376	348,691
	Quarterhill, Inc.	31,600	52,562
	Quebecor, Inc., Class B	28,612	635,673
#*	Real Matters, Inc.	10,100	46,377
*	Recipe Unlimited Corp.	5,300	55,171
	Restaurant Brands International, Inc.	23,231	1,245,414
*	RF Capital Group, Inc.	696	7,366
	Richelieu Hardware Ltd.	11,988	362,762
	Ritchie Bros Auctioneers, Inc.	15,397	1,109,670
	Rogers Communications, Inc.,Class B	34,222	1,573,053
	Rogers Sugar, Inc.	23,918	120,846
#	Royal Bank of Canada	115,012	11,214,768
	Russel Metals, Inc.	18,045	387,801
*	Sabina Gold & Silver Corp.	51,951	48,277
	Sandstorm Gold Ltd.	23,520	139,946
#	Saputo, Inc.	34,565	853,767
#	Savaria Corp.	5,400	57,308
*	Seabridge Gold, Inc.	8,561	117,457
	Secure Energy Services, Inc.	78,686	394,490
	Shaw Communications, Inc.,Class B	67,438	1,823,022
*	ShawCor Ltd.	18,794	85,417
*	Shopify, Inc., Class A	5,470	190,520
#	Sienna Senior Living, Inc.	13,800	146,346
#*	Sierra Wireless, Inc.	8,998	223,870
*	SilverCrest Metals, Inc.	2,775	18,870
Ω	Sleep Country Canada Holdings, Inc.	10,687	239,019
#	SNC-Lavalin Group, Inc.	23,052	430,959
*Ω	Spin Master Corp.	6,931	258,339
	Sprott, Inc.	754	28,516
#	SSR Mining, Inc.	57,515	947,386
	Stantec, Inc.	11,851	585,401
#	Stelco Holdings, Inc.	11,268	318,008
#	Stella-Jones, Inc.	15,995	474,773
	Sun Life Financial, Inc.	47,615	2,211,238
#*	SunOpta, Inc.	9,292	82,005
#	Superior Plus Corp.	21,430	193,624
*	Taseko Mines Ltd.	77,879	85,860
	TECSYS, Inc.	400	12,223
	TELUS Corp.	2,996	68,972
	TerraVest Industries, Inc.	1,300	24,111
#	TFI International, Inc.	14,177	1,416,064
#	Thomson Reuters Corp.	3,238	363,563
	Tidewater Midstream & Infrastructure Ltd.	71,300	69,042
	Timbercreek Financial Corp.	20,935	136,836
	TMX Group Ltd.	5,147	528,105
*	Torex Gold Resources, Inc.	25,114	191,216
	Toromont Industries Ltd.	10,230	861,587
	Toronto-Dominion Bank	63,326	4,114,198
	Total Energy Services, Inc.	13,840	83,329
	Transcontinental, Inc., Class A	19,732	250,242
	TransGlobe Energy Corp.	14,843	57,278
*	Trican Well Service Ltd.	61,315	181,472
	Tricon Residential, Inc.	34,591	376,052

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Trisura Group Ltd.	3,552	$99,108
*	Turquoise Hill Resources Ltd.	26,525	693,614
*	Uni-Select, Inc.	7,311	211,186
	VersaBank	2,400	17,655
*	Viemed Healthcare, Inc.	5,400	42,338
	Wajax Corp.	6,875	112,100
	Waste Connections, Inc.	6,148	819,958
*	Wesdome Gold Mines Ltd.	30,900	248,542
	West Fraser Timber Co. Ltd.	22,356	2,093,054
	Western Forest Products, Inc.	117,111	136,266
#	Westshore Terminals Investment Corp.	14,446	382,767
	Wheaton Precious Metals Corp.	6,986	239,620
*	WildBrain Ltd.	40,263	73,574
	Winpak Ltd.	4,914	178,018
	WSP Global, Inc.	6,856	827,185
	Yamana Gold, Inc.	244,899	1,170,520
	Yellow Pages Ltd.	5,429	53,419
TOTAL CANADA			147,804,171
CHINA — (0.0%)
*	China Display Optoelectronics Technology Holdings Ltd.	176,000	8,760
	China Gold International Resources Corp. Ltd.	56,934	157,390
	Fountain SET Holdings Ltd.	164,000	22,536
*	Goodbaby International Holdings Ltd.	231,000	27,086
TOTAL CHINA			215,772
DENMARK — (1.6%)
*	ALK-Abello AS	22,280	444,836
	Alm Brand AS	173,758	261,488
	Ambu AS, Class B	4,610	52,412
	AP Moller - Maersk AS, Class A	196	525,079
	AP Moller - Maersk AS, Class B	248	677,123
#*	Bang & Olufsen AS	27,144	57,004
	BankNordik P/F	1,197	20,728
*	Bavarian Nordic AS	19,397	961,829
*	Brodrene Hartmann AS	947	35,412
	cBrain AS	1,564	44,848
	Chr Hansen Holding AS	10,994	719,588
	Coloplast AS, Class B	4,842	566,702
	Columbus AS	25,009	29,195
	D/S Norden AS	1,485	64,802
	Danske Bank AS	61,163	855,322
#*	Demant AS	16,245	618,865
	Dfds AS	9,816	351,791
*	Drilling Co. of 1972 AS	4,017	190,639
	DSV AS	9,557	1,610,363
	FLSmidth & Co. AS	14,116	387,728
#	GN Store Nord AS	31,189	1,086,129
#	GronlandsBANKEN AS	259	21,678
*	H+H International A/S, Class B	3,579	73,006
*	ISS AS	41,489	725,084
	Jeudan AS	1,620	63,736
*	Jyske Bank AS	15,613	817,130
	Matas AS	11,752	126,088
#*Ω	Netcompany Group AS	4,986	279,601
*	Nilfisk Holding AS	6,920	163,552
*	NKT AS	11,448	586,540
*Ω	NNIT AS	3,366	33,357

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	North Media AS	2,064	$21,588
*	NTG Nordic Transport Group AS, Class A	3,239	142,803
Ω	Orsted AS	4,967	578,241
	Pandora AS	21,448	1,593,408
*	Parken Sport & Entertainment AS	1,139	13,458
	Per Aarsleff Holding AS	4,795	147,630
	Ringkjoebing Landbobank AS	7,641	858,030
	Rockwool International AS, Class A	1,003	247,167
	Rockwool International AS, Class B	1,649	408,621
#*	RTX AS	1,768	40,991
	Schouw & Co. AS	3,662	272,658
	SimCorp AS	7,855	586,283
	Solar AS, Class B	1,580	148,591
	SP Group AS	1,454	65,299
	Spar Nord Bank AS	24,008	275,084
	Sparekassen Sjaelland-Fyn AS	1,486	32,054
	Sydbank AS	16,028	492,205
	TCM Group AS	1,798	22,987
#*	Tivoli AS	661	73,453
	Topdanmark AS	12,899	628,883
	Tryg AS	31,262	712,816
	UIE PLC	387	111,950
	Vestas Wind Systems AS	66,513	1,748,209
TOTAL DENMARK			21,674,064
FINLAND — (1.7%)
	Aktia Bank Oyj	15,644	150,013
	Alandsbanken Abp, Class B	1,334	39,656
	Alma Media Oyj	6,819	71,350
	Aspo Oyj	5,171	39,814
	Atria Oyj	4,031	38,354
	Cargotec Oyj, Class B	8,350	295,313
	Caverion Oyj	16,523	82,404
	Citycon Oyj	7,699	54,776
	Digia Oyj	3,511	26,659
	Elisa Oyj	22,402	1,238,944
Ω	Enento Group Oyj	967	23,277
#*	Finnair Oyj	77,652	31,924
	Fiskars Oyj Abp	6,389	126,205
	Fortum Oyj	23,115	259,449
*	F-Secure Oyj	9,210	28,569
	Glaston OYJ ABP	7,940	6,907
	Gofore Oyj	367	8,997
#	Harvia Oyj	3,039	64,847
#	HKScan Oyj, Class A	10,963	13,063
#	Huhtamaki Oyj	23,170	903,133
	Ilkka Oyj	2,909	12,495
	Kamux Corp.	5,559	45,838
	Kemira Oyj	32,835	416,913
	Kesko Oyj, Class A	17,107	387,586
	Kesko Oyj, Class B	52,528	1,299,184
	Kojamo Oyj	19,435	346,708
	Kone Oyj, Class B	26,229	1,198,703
	Konecranes Oyj	15,797	424,131
	Lassila & Tikanoja Oyj	11,013	129,225
	Marimekko Oyj	5,950	82,715
	Metsa Board Oyj, Class B	41,089	366,299
	Metso Outotec Oyj	65,228	539,220
#	Musti Group Oyj	4,426	91,735

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Neste Oyj	17,412	$895,347
	Nokia Oyj	230,717	1,201,708
	Nokia Oyj, Sponsored ADR	124,076	642,714
	Nokian Renkaat Oyj	33,630	397,768
	Nordea Bank Abp	186,485	1,838,201
	Oriola Oyj, Class A	2,227	4,538
	Oriola Oyj, Class B	38,503	78,233
#	Outokumpu Oyj	100,730	443,494
	Ponsse Oyj	2,973	80,016
*	QT Group Oyj	595	48,112
	Raisio Oyj, Class V	36,963	81,985
	Rapala VMC Oyj	1,151	6,641
	Revenio Group Oyj	5,089	262,132
Ω	Rovio Entertainment Oyj	9,200	62,399
	Sampo Oyj, Class A	33,729	1,457,185
	Sanoma Oyj	21,019	296,907
	Scanfil Oyj	2,122	15,661
	Stora Enso Oyj, Class R	67,100	1,037,748
	Taaleri Oyj	4,591	49,135
#	Talenom Oyj	3,569	40,895
	Teleste Oyj	3,087	11,978
	TietoEVRY Oyj	23,353	635,200
	Tokmanni Group Corp.	12,950	170,348
	UPM-Kymmene Oyj	52,586	1,666,438
	Uponor Oyj	18,691	281,397
	Vaisala Oyj, Class A	3,193	147,322
	Valmet Oyj	46,874	1,304,380
	Verkkokauppa.com Oyj	1,932	8,055
	Wartsila OYJ Abp	49,352	433,636
#*	WithSecure Oyj	9,210	16,724
	YIT Oyj	41,269	140,382
TOTAL FINLAND			22,601,085
FRANCE — (7.0%)
	ABC arbitrage	8,258	59,057
*	Accor SA	20,157	523,052
#*	Aeroports de Paris	1,257	173,682
	Air Liquide SA	10,526	1,447,139
	Airbus SE	24,597	2,652,090
	AKWEL	2,771	49,901
Ω	ALD SA	20,555	243,495
#	Alstom SA	38,634	918,164
	Altamir	3,848	99,861
	Alten SA	5,685	769,977
Ω	Amundi SA	9,522	516,995
	Arkema SA	17,148	1,624,525
	Assystem SA	1,573	59,266
#*	Atos SE	20,684	255,003
	Aubay	1,418	75,399
	AXA SA	76,328	1,758,789
	Axway Software SA	1,727	33,496
#	Bastide le Confort Medical	789	29,695
	Beneteau SA	9,994	114,926
#	Bigben Interactive	3,977	59,946
	BioMerieux	7,457	807,126
	BNP Paribas SA	50,102	2,367,184
	Boiron SA	1,017	47,568
	Bollore SE	83,620	422,186
#	Bonduelle SCA	4,816	64,766

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*††	Bourbon Corp.	3,477	$0
	Bouygues SA	56,197	1,698,820
#	Bureau Veritas SA	34,298	945,960
	Burelle SA	30	15,733
	Capgemini SE	9,709	1,851,864
#	Carrefour SA	145,743	2,483,758
#*	Casino Guichard Perrachon SA	9,663	113,968
	Catana Group	5,629	42,060
	CBo Territoria	5,862	21,769
	Cegedim SA	1,934	41,429
*	CGG SA	219,811	196,327
	Chargeurs SA	4,384	75,158
	Cie de Saint-Gobain	49,501	2,308,223
*	Cie des Alpes	5,270	92,525
	Cie Generale des Etablissements Michelin SCA	120,288	3,366,207
	Cie Plastic Omnium SA	13,242	247,670
*	Coface SA	29,061	304,351
#	Credit Agricole SA	91,286	841,094
	Danone SA	17,675	974,585
	Dassault Systemes SE	7,704	330,437
	Derichebourg SA	27,761	176,944
	Edenred	18,447	946,894
	Eiffage SA	20,201	1,895,641
	Electricite de France SA	33,136	402,412
#*Ω	Elior Group SA	28,156	91,498
	Elis SA	56,876	848,923
	Engie SA	166,336	2,057,965
	Equasens	680	59,239
	Eramet SA	2,328	246,434
*	ESI Group	210	14,909
	EssilorLuxottica SA	7,122	1,116,604
	Eurazeo SE	10,234	730,989
Ω	Euronext NV	16,193	1,319,382
	Eutelsat Communications SA	48,179	366,629
	Exel Industries, Class A	266	12,450
*	Faurecia SE	35,922	649,416
	Fnac Darty SA	4,588	184,243
	Gaztransport Et Technigaz SA	6,008	828,647
	Getlink SE	21,835	437,013
*	GL Events	2,690	51,490
	Groupe Crit	826	51,576
*	Groupe Gorge SA	1,473	28,936
	Guerbet	2,118	43,699
	Guillemot Corp.	678	8,984
	Haulotte Group SA	2,041	7,213
	Hermes International	1,209	1,658,680
	HEXAOM	901	24,141
*	ID Logistics Group	600	194,273
	Imerys SA	8,616	291,965
	Infotel SA	752	41,198
	Ipsen SA	8,567	866,613
	IPSOS	10,845	555,868
	Jacquet Metals SACA	3,858	69,491
*	JCDecaux SA	19,782	319,014
#	Kaufman & Broad SA	3,936	109,278
	Kering SA	4,379	2,506,938
	Korian SA	19,831	293,424
	Lectra	6,056	212,861
	Legrand SA	11,256	921,513

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Linedata Services	750	$28,052
	LISI	5,674	133,688
#	LNA Sante SA	1,295	44,349
	L'Oreal SA	5,705	2,156,817
*	Lumibird	601	12,597
	LVMH Moet Hennessy Louis Vuitton SE	13,237	9,191,164
#Ω	Maisons du Monde SA	9,651	103,154
	Manitou BF SA	2,842	54,095
	Manutan International	278	19,033
	Mersen SA	4,927	173,339
	Metropole Television SA	8,095	106,631
#*	Nacon SA	1,788	10,018
	Nexans SA	6,710	644,459
#	Nexity SA	11,925	293,053
*	Nicox	1,341	2,503
	NRJ Group	4,221	27,581
#	Oeneo SA	5,302	79,714
*	OL Groupe SA	4,903	14,584
	Orange SA	250,974	2,564,561
#*	Orpea SA	8,408	209,352
#*	Prodways Group SA	1,203	3,644
	Publicis Groupe SA	26,949	1,434,100
	Quadient SA	10,199	198,571
#*††	Recylex SA	3,158	1,118
*	Renault SA	39,401	1,164,866
	Rexel SA	66,260	1,177,602
	Robertet SA	177	165,706
	Rothschild & Co.	8,231	303,122
	Rubis SCA	13,191	322,404
	Safran SA	2,694	296,112
	Samse SA	106	19,210
	Savencia SA	1,061	62,460
#	SCOR SE	45,936	808,359
	SEB SA	5,772	485,947
	SES SA	101,833	768,508
*Ω	SMCP SA	5,369	29,233
	Societe BIC SA	6,130	346,365
	Societe Generale SA	73,604	1,649,200
	Societe LDC SA	88	8,782
	Societe pour l'Informatique Industrielle	1,833	86,671
*	SOITEC	2,414	386,345
#*	Solocal Group	15,928	16,176
	Somfy SA	1,368	172,981
	Sopra Steria Group SACA	4,072	678,605
	SPIE SA	34,312	824,000
#*Ω	SRP Groupe SA	5,370	6,927
	Stef SA	1,222	116,649
#	STMicroelectronics NV	39,978	1,512,908
	Sword Group	1,865	77,055
	Synergie SE	2,431	72,799
*	Technicolor SA	3,412	10,933
	Technip Energies NV	31,415	371,019
	Teleperformance	5,587	1,868,298
#	Television Francaise 1	14,992	103,275
	Thermador Groupe	1,879	158,128
#	Tikehau Capital SCA	4,312	106,684
	Totalenergies EP Gabon	250	42,679
*	Touax SA	1,701	14,595
	Trigano SA	2,260	221,131

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	21,705	$924,078
	Union Financiere de France BQE SA	1,264	19,663
	Valeo	55,021	1,181,852
*	Vallourec SA	33,250	308,092
#	Veolia Environnement SA	35,647	891,561
Ω	Verallia SA	17,439	446,380
	Vetoquinol SA	322	40,424
	Vilmorin & Cie SA	2,171	89,780
	Vinci SA	25,000	2,396,469
	Virbac SA	752	277,755
	Vivendi SE	92,769	880,687
*	Voltalia SA	1,058	22,435
	Wavestone	1,251	65,324
*Ω	Worldline SA	29,024	1,281,059
*Ω	X-Fab Silicon Foundries SE	10,365	69,220
*	Xilam Animation SA	537	22,089
TOTAL FRANCE			92,647,392
GERMANY — (6.1%)
	1&1 AG	12,408	214,997
	3U Holding AG	898	2,376
	7C Solarparken AG	9,723	51,938
*	Aareal Bank AG	15,902	517,227
	Adesso SE	821	142,243
	Adidas AG	7,722	1,335,840
	AIXTRON SE	6,363	164,502
	All for One Group SE	614	32,379
	Allgeier SE	1,476	50,681
	Allianz SE	16,516	2,999,406
	AlzChem Group AG	529	10,342
	Amadeus Fire AG	1,214	135,640
#	Aroundtown SA	115,812	371,414
	Atoss Software AG	1,303	205,604
#Ω	Aumann AG	643	9,229
	Aurubis AG	9,731	702,550
	BASF SE	82,021	3,655,280
	Basler AG	2,115	80,584
*	Bauer AG	3,724	33,101
	Bayerische Motoren Werke AG	25,608	2,092,515
	BayWa AG	4,809	206,998
	Bechtle AG	12,369	572,114
Ω	Befesa SA	5,142	238,180
	Bertrandt AG	1,821	68,011
*	Bijou Brigitte AG	1,184	32,533
	Bilfinger SE	8,032	242,707
#*	Borussia Dortmund GmbH & Co. KGaA	15,822	61,718
	Brenntag SE	25,896	1,819,067
	CANCOM SE	3,921	134,039
	Carl Zeiss Meditec AG	2,888	421,474
	CECONOMY AG	43,005	86,734
	CENIT AG	1,138	18,870
	Cewe Stiftung & Co. KGAA	1,993	171,154
*	Commerzbank AG	224,411	1,537,469
	CompuGroup Medical SE & Co. KgaA	5,869	254,411
	Continental AG	18,946	1,349,735
Ω	Covestro AG	52,330	1,764,849
	CropEnergies AG	9,615	141,696
*	CTS Eventim AG & Co. KGaA	10,509	578,870
*	Daimler Truck Holding AG	60,796	1,661,248

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*Ω	Delivery Hero SE	3,337	$160,998
	Deutsche Bank AG	169,530	1,476,606
	Deutsche Beteiligungs AG	3,648	105,289
	Deutsche Boerse AG	4,289	748,711
#*	Deutsche Lufthansa AG	65,988	406,212
Ω	Deutsche Pfandbriefbank AG	38,281	353,844
	Deutsche Post AG	56,332	2,249,892
	Deutsche Telekom AG	335,833	6,380,483
	Deutz AG	31,772	132,645
	DIC Asset AG	8,141	92,600
	DMG Mori AG	1,384	57,735
	Dr Hoenle AG	981	23,013
	Draegerwerk AG & Co. KGaA	933	42,468
	Duerr AG	12,109	301,062
Ω	DWS Group GmbH & Co. KGaA	588	17,164
	E.ON SE	409,780	3,683,553
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,220	54,098
	EDAG Engineering Group AG	3,367	39,229
	Elmos Semiconductor SE	1,451	70,277
	ElringKlinger AG	8,030	64,270
	Encavis AG	13,853	303,142
	Energiekontor AG	2,205	216,410
	Evonik Industries AG	42,067	897,276
#	Fabasoft AG	710	15,762
	Fielmann AG	5,296	214,076
	First Sensor AG	297	17,736
#*	flatexDEGIRO AG	6,637	67,506
	FORTEC Elektronik AG	65	1,569
*	Fraport AG Frankfurt Airport Services Worldwide	5,641	257,978
	Freenet AG	41,967	988,182
	Fresenius Medical Care AG & Co. KGaA	18,865	699,391
	Fuchs Petrolub SE	7,294	186,362
	GEA Group AG	25,943	968,390
#	Gerresheimer AG	7,746	465,267
*	Gesco AG	2,374	63,877
	GFT Technologies SE	5,152	232,844
*	GK Software SE	194	25,829
*	Global Fashion Group SA	34	50
	Grand City Properties SA	14,135	192,783
	GRENKE AG	1,834	48,157
*	H&R GmbH & Co. KGaA	3,109	20,423
	Hamburger Hafen und Logistik AG	6,797	94,732
	Hannover Rueck SE	3,469	492,067
#Ω	Hapag-Lloyd AG	2,513	865,746
#*	Heidelberger Druckmaschinen AG	78,275	120,135
*	HelloFresh SE	19,611	542,043
	Henkel AG & Co. KGaA	6,076	383,121
	Hensoldt AG	6,889	176,630
*	Highlight Communications AG	1,578	5,987
	Hornbach Holding AG & Co. KGaA	2,894	227,150
	Hugo Boss AG	13,952	824,457
*	Hypoport SE	566	117,644
#	Indus Holding AG	5,552	133,132
	Infineon Technologies AG	41,902	1,149,140
Ω	Instone Real Estate Group SE	7,772	85,150
	IVU Traffic Technologies AG	1,335	22,006
	Jenoptik AG	8,533	206,672
#Ω	JOST Werke AG	2,923	121,518
	K+S AG	54,456	1,148,271

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	KION Group AG	15,108	$689,115
	Kloeckner & Co. SE	20,604	201,932
	Knaus Tabbert AG	422	12,737
	Knorr-Bremse AG	9,070	540,350
*	Koenig & Bauer AG	4,031	61,142
#	Kontron AG	10,332	153,951
	Krones AG	2,629	229,065
	KSB SE & Co. KGaA	11	4,365
	KWS Saat SE & Co. KGaA	2,056	125,619
	Lanxess AG	21,964	807,743
	LEG Immobilien SE	8,184	743,478
	Leifheit AG	1,652	29,641
#*	Leoni AG	6,883	53,164
#*	Manz AG	577	21,130
	Mercedes-Benz Group AG	101,669	5,995,826
*	METRO AG	37,295	303,100
	MLP SE	19,862	116,207
	MTU Aero Engines AG	3,062	591,926
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,664	1,057,357
#*	Nagarro SE	2,001	234,672
	Nemetschek SE	9,306	623,005
	New Work SE	503	67,327
	Nexus AG	2,550	136,234
#*	Nordex SE	12,816	124,529
	Norma Group SE	8,985	167,624
	OHB SE	1,146	39,332
	Patrizia AG	7,619	98,344
	Pfeiffer Vacuum Technology AG	567	89,649
	PNE AG	20,038	318,968
	Progress-Werk Oberkirch AG	549	16,040
	ProSiebenSat.1 Media SE	50,556	432,391
	PSI Software AG	2,436	60,883
	Puma SE	15,418	1,040,566
*	PVA TePla AG	2,092	45,697
*	q.beyond AG	24,716	27,973
	Rational AG	640	446,109
	RTL Group SA	9,743	382,718
	SAF-Holland SE	15,350	124,169
	Salzgitter AG	8,046	204,856
	SAP SE	10,082	940,375
#Ω	Scout24 SE	7,733	442,084
	Secunet Security Networks AG	415	120,044
*	SGL Carbon SE	15,607	118,211
Ω	Siemens Healthineers AG	3,915	200,619
	Siltronic AG	3,715	301,615
	Sixt SE	3,540	432,169
#*	SMA Solar Technology AG	840	45,832
#	Software AG	7,374	199,220
	Stabilus SE	6,518	367,341
	Stemmer Imaging AG	320	11,147
	STRATEC SE	1,302	120,101
	Stroeer SE & Co. KGaA	7,447	325,715
	Suedzucker AG	20,485	288,989
	SUESS MicroTec SE	3,494	55,244
	Surteco Group SE	989	23,733
	Symrise AG	4,187	488,563
	TAG Immobilien AG	26,161	289,714
	Takkt AG	9,239	125,984
*	Talanx AG	8,802	321,323

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*Ω	TeamViewer AG	27,561	$286,956
	Technotrans SE	1,771	45,559
	Telefonica Deutschland Holding AG	291,699	775,520
*	thyssenkrupp AG	89,658	553,735
	Traffic Systems SE	1,284	29,708
	United Internet AG	22,099	582,114
#*	va-Q-tec AG	1,198	16,111
#	Varta AG	3,218	261,959
	VERBIO Vereinigte BioEnergie AG	6,536	405,613
*	Vitesco Technologies Group AG, Class A	3,631	197,509
	Volkswagen AG	4,057	803,560
	Vonovia SE	34,796	1,159,396
	Vossloh AG	2,156	76,947
	Wacker Chemie AG	3,580	538,955
	Wacker Neuson SE	8,347	160,603
	Washtec AG	2,506	105,187
*	Westwing Group SE	2,342	17,272
	Wuestenrot & Wuerttembergische AG	6,502	111,657
#*Ω	Zalando SE	12,044	339,076
TOTAL GERMANY			81,332,879
HONG KONG — (2.7%)
	Aeon Credit Service Asia Co. Ltd.	38,000	23,705
	AIA Group Ltd.	697,200	7,004,520
*	Aidigong Maternal & Child Health Ltd.	352,000	20,850
	Analogue Holdings Ltd.	58,000	9,230
	APAC Resources Ltd.	24,000	3,313
	Asia Financial Holdings Ltd.	40,000	16,857
	Asia Standard International Group Ltd.	156,000	13,321
	Asiasec Properties Ltd.	62,000	3,097
	ASM Pacific Technology Ltd.	70,400	560,921
	Bank of East Asia Ltd.	224,571	285,421
Ω	BOC Aviation Ltd.	60,800	517,445
	BOC Hong Kong Holdings Ltd.	223,500	808,470
	BOCOM International Holdings Co. Ltd.	130,000	9,927
	Bright Smart Securities & Commodities Group Ltd.	140,000	24,251
††	Brightoil Petroleum Holdings Ltd.	444,000	15,911
††	Burwill Holdings Ltd.	1,052,000	1,782
	Cafe de Coral Holdings Ltd.	102,000	155,649
*	Cathay Pacific Airways Ltd.	261,000	270,390
#*	Central Holding Group Co. Ltd.	37,000	69,222
	Chen Hsong Holdings	40,000	11,160
	Chevalier International Holdings Ltd.	12,000	13,256
*	China Energy Development Holdings Ltd.	1,680,000	36,319
	China Motor Bus Co. Ltd.	1,400	15,352
#*	China Star Entertainment Ltd.	180,000	18,095
*	China Strategic Holdings Ltd.	2,830,000	11,932
*	Chinese Estates Holdings Ltd.	121,000	33,304
	Chow Sang Sang Holdings International Ltd.	104,000	107,509
	Chow Tai Fook Jewellery Group Ltd.	189,600	374,983
	Chuang's China Investments Ltd.	190,000	9,809
	Chuang's Consortium International Ltd.	200,000	29,021
	CITIC Telecom International Holdings Ltd.	571,000	190,423
	CK Asset Holdings Ltd.	166,069	1,175,723
	CK Hutchison Holdings Ltd.	87,000	577,095
	CK Life Sciences International Holdings, Inc.	264,000	26,954
*	C-Mer Eye Care Holdings Ltd.	76,000	38,727
	CNT Group Ltd.	128,000	6,187
	Convenience Retail Asia Ltd.	54,000	6,191

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Cowell e Holdings, Inc.	30,000	$52,697
Ω	Crystal International Group Ltd.	111,500	35,211
	CSI Properties Ltd.	1,190,000	28,641
	Dah Sing Banking Group Ltd.	131,328	100,167
	Dah Sing Financial Holdings Ltd.	44,920	117,962
	Dickson Concepts International Ltd.	43,500	22,579
	Dynamic Holdings Ltd.	10,000	11,852
	Eagle Nice International Holdings Ltd.	74,000	39,337
*	Emperor Capital Group Ltd.	888,000	7,577
	Emperor Watch & Jewellery Ltd.	810,000	14,429
*	ENM Holdings Ltd.	376,000	26,373
*	Esprit Holdings Ltd.	596,750	87,517
*Ω	ESR Cayman Ltd.	68,600	178,389
*	Eternity Investment Ltd.	710,000	11,966
	EuroEyes International Eye Clinic Ltd., Class C	16,000	11,839
	Fairwood Holdings Ltd.	16,500	28,143
	Far East Consortium International Ltd.	422,856	136,411
	First Pacific Co. Ltd.	646,000	257,780
*Ω	FIT Hon Teng Ltd.	234,000	37,657
*Ω	Frontage Holdings Corp.	42,000	13,758
	FSE Lifestyle Services Ltd.	29,000	18,751
*	Fullwealth International Group Holdings Ltd.	56,000	15,640
	Get Nice Financial Group Ltd.	101,500	9,433
	Giordano International Ltd.	382,000	90,052
	Glorious Sun Enterprises Ltd.	80,000	7,856
*	Gold Fin Holdings	38,000	0
	Goodresources	410,000	830
*	GR Properties Ltd.	170,000	24,224
	Great Eagle Holdings Ltd.	59,520	129,448
	Greentech Technology International Ltd.	96,000	11,001
	G-Resources Group Ltd.	113,760	33,094
	Guotai Junan International Holdings Ltd.	906,000	91,278
#	Haitong International Securities Group Ltd.	684,151	81,898
	Hang Lung Group Ltd.	195,000	351,707
	Hang Lung Properties Ltd.	347,000	633,100
	Hang Seng Bank Ltd.	25,100	404,878
	Hanison Construction Holdings Ltd.	26,565	3,930
	Henderson Land Development Co. Ltd.	121,249	422,085
	HKBN Ltd.	238,000	264,405
	HKT Trust & HKT Ltd.	758,000	1,062,045
	Hon Kwok Land Investment Co. Ltd.	38,000	11,689
	Hong Kong Exchanges & Clearing Ltd.	50,340	2,310,125
	Hong Kong Ferry Holdings Co. Ltd.	22,000	18,660
	Hong Kong Technology Venture Co. Ltd.	102,000	63,586
*	Hongkong & Shanghai Hotels Ltd.	119,511	104,419
	Hongkong Chinese Ltd.	136,000	10,603
Ω	Honma Golf Ltd.	25,000	10,712
	Hung Hing Printing Group Ltd.	86,000	11,501
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	61,463
*	Hypebeast Ltd.	200,000	22,372
	Hysan Development Co. Ltd.	81,000	248,313
	IGG, Inc.	220,000	88,231
*	Imagi International Holdings Ltd.	103,500	4,906
Ω	Impro Precision Industries Ltd.	36,000	10,583
	International Housewares Retail Co. Ltd.	91,000	33,625
	ITC Properties Group Ltd.	124,018	16,086
	Johnson Electric Holdings Ltd.	102,775	131,421
	K Wah International Holdings Ltd.	183,000	68,041
*	Kader Holdings Co. Ltd.	102,000	5,598

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Karrie International Holdings Ltd.	166,000	$29,808
	Kerry Logistics Network Ltd.	122,500	245,898
	Kerry Properties Ltd.	143,500	345,137
*	Kingston Financial Group Ltd.	644,000	19,580
	Kowloon Development Co. Ltd.	101,000	123,115
*	Lai Sun Development Co. Ltd.	82,680	45,483
#	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	41,153
*	Lifestyle International Holdings Ltd.	122,500	42,053
	Liu Chong Hing Investment Ltd.	46,000	41,506
	L'Occitane International SA	82,000	279,732
	Luk Fook Holdings International Ltd.	97,000	236,838
	Lung Kee Bermuda Holdings	24,000	8,580
	Man Wah Holdings Ltd.	382,800	299,656
*	Mason Group Holdings Ltd.	3,999,598	13,768
	MECOM Power & Construction Ltd.	188,498	54,749
	Miramar Hotel & Investment	47,000	79,262
	Modern Dental Group Ltd.	72,000	22,941
	MTR Corp. Ltd.	51,420	272,295
	Nameson Holdings Ltd.	206,000	10,895
	New World Development Co. Ltd.	248,270	830,189
*††	NewOcean Energy Holdings Ltd.	238,000	888
	Nissin Foods Co. Ltd.	74,000	53,800
	Orient Overseas International Ltd.	21,500	749,291
	Oriental Watch Holdings	83,457	45,493
*	Oshidori International Holdings Ltd.	1,002,000	47,778
	Pacific Basin Shipping Ltd.	1,225,000	585,839
	Pacific Textiles Holdings Ltd.	300,000	119,296
*	Paliburg Holdings Ltd.	58,000	14,233
#	PC Partner Group Ltd.	60,000	53,908
	PCCW Ltd.	1,041,797	557,578
	Pentamaster International Ltd.	144,000	15,464
	Perfect Medical Health Management Ltd.	88,000	41,356
	Pico Far East Holdings Ltd.	162,000	22,912
	Playmates Holdings Ltd.	140,000	11,602
	Plover Bay Technologies Ltd.	56,000	20,449
	Power Assets Holdings Ltd.	70,000	458,342
	Prada SpA	52,100	300,703
	Public Financial Holdings Ltd.	104,000	31,378
*	Regal Hotels International Holdings Ltd.	76,000	31,722
Ω	Regina Miracle International Holdings Ltd.	87,000	54,796
*	Sa Sa International Holdings Ltd.	162,000	26,820
*Ω	Samsonite International SA	246,300	516,641
	SAS Dragon Holdings Ltd.	64,000	27,690
#	SEA Holdings Ltd.	47,706	30,241
*	Shangri-La Asia Ltd.	286,000	233,273
*	Shun Ho Property Investments Ltd.	1,683	239
*	Shun Tak Holdings Ltd.	394,000	73,861
	Singamas Container Holdings Ltd.	386,000	46,812
	Sino Land Co. Ltd.	583,052	866,320
	SITC International Holdings Co. Ltd.	238,000	810,372
	SmarTone Telecommunications Holdings Ltd.	111,000	57,948
	Solomon Systech International Ltd.	272,000	18,017
	Soundwill Holdings Ltd.	25,500	20,968
	Stella International Holdings Ltd.	107,000	104,220
	Sun Hung Kai & Co. Ltd.	139,000	64,091
	Sun Hung Kai Properties Ltd.	48,696	581,291
	SUNeVision Holdings Ltd.	164,000	107,259
	Swire Pacific Ltd., Class A	85,000	484,085
	Swire Pacific Ltd., Class B	142,500	134,179

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Properties Ltd.	55,800	$132,956
#	TAI Cheung Holdings Ltd.	82,000	46,857
	Techtronic Industries Co. Ltd.	103,500	1,148,500
*	Television Broadcasts Ltd.	88,000	44,769
	Texhong Textile Group Ltd.	64,500	60,027
	Texwinca Holdings Ltd.	224,000	41,427
*	TOM Group Ltd.	250,000	22,372
	Town Health International Medical Group Ltd.	538,998	34,993
	Tradelink Electronic Commerce Ltd.	164,000	21,091
	Transport International Holdings Ltd.	56,513	76,802
	United Laboratories International Holdings Ltd.	256,000	135,050
††	Untrade Convoy	576,000	2,297
	Untrade Master Glory GP	163,500	1,016
††	Untrade Mh Development NPV	28,000	107
*	Value Convergence Holdings Ltd.	152,000	4,276
	Value Partners Group Ltd.	277,000	91,988
	Vedan International Holdings Ltd.	124,000	9,916
	Vitasoy International Holdings Ltd.	104,000	156,717
Ω	VPower Group International Holdings Ltd., Class H	134,638	14,279
	VSTECS Holdings Ltd.	196,000	149,699
	VTech Holdings Ltd.	43,300	295,178
	Wai Kee Holdings Ltd.	56,000	19,144
	Wang On Group Ltd.	3,440,000	29,722
*	Wealthking Investments Ltd.	224,000	12,871
Ω	WH Group Ltd.	2,099,425	1,589,972
	Wharf Real Estate Investment Co. Ltd.	77,000	342,743
	Wing On Co. International Ltd.	9,000	19,386
	Wing Tai Properties Ltd.	62,000	31,154
*	Xingye Alloy Materials Group Ltd.	95,000	13,875
	YTO Express Holdings Ltd.	16,000	5,076
	Yue Yuen Industrial Holdings Ltd.	217,000	288,354
#	Zensun Enterprises Ltd.	115,999	35,475
*	Zhaobangji Properties Holdings Ltd.	328,000	18,191
TOTAL HONG KONG			35,964,269
IRELAND — (0.7%)
	AIB Group PLC	213,486	485,605
	Bank of Ireland Group PLC	247,083	1,415,230
	Cairn Homes PLC	190,398	211,799
#	CRH PLC, Sponsored ADR	89,956	3,471,402
*	Dalata Hotel Group PLC	28,191	103,875
*	Datalex PLC	15,426	9,661
	FBD Holdings PLC	6,986	72,799
	Glanbia PLC	28,275	333,177
*Ω	Glenveagh Properties PLC	138,603	153,837
	Irish Continental Group PLC	52,931	211,882
	Kerry Group PLC, Class A	4,832	510,023
	Kingspan Group PLC	14,757	955,192
*	Permanent TSB Group Holdings PLC	13,273	18,974
	Smurfit Kappa Group PLC	40,086	1,453,013
TOTAL IRELAND			9,406,469
ISRAEL — (1.1%)
	Adgar Investment & Development Ltd.	12,287	25,867
	Afcon Holdings Ltd.	306	14,413
	AFI Properties Ltd.	1,879	98,278
	Africa Israel Residences Ltd.	894	51,546
*	Airport City Ltd.	8,088	156,365

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Alony Hetz Properties & Investments Ltd.	12,913	$188,442
	Alrov Properties & Lodgings Ltd.	1,669	92,618
	Amot Investments Ltd.	12,245	83,950
	Arad Ltd.	2,441	33,754
	Ashtrom Group Ltd.	3,684	85,858
	AudioCodes Ltd.	4,883	118,657
	Aura Investments Ltd.	30,276	58,388
	Automatic Bank Services Ltd.	2,578	15,066
#*	Avgol Industries 1953 Ltd.	23,344	16,002
	Azorim-Investment Development & Construction Co. Ltd.	13,323	50,847
	Azrieli Group Ltd.	1,019	81,680
	Bank Hapoalim BM	73,495	684,974
	Bank Leumi Le-Israel BM	138,571	1,347,410
*	Bet Shemesh Engines Holdings 1997 Ltd.	851	27,444
	Bezeq The Israeli Telecommunication Corp. Ltd.	257,695	441,211
	Big Shopping Centers Ltd.	717	95,504
*	BioLine RX Ltd.	80,555	7,163
	Blue Square Real Estate Ltd.	677	52,813
*	Brack Capital Properties NV	439	49,545
	Carasso Motors Ltd.	7,213	37,256
*	Cellcom Israel Ltd.	26,953	145,996
#*	Ceragon Networks Ltd.	7,505	19,513
*	Clal Insurance Enterprises Holdings Ltd.	12,566	245,813
*	Compugen Ltd.	2,478	4,272
	Danel Adir Yeoshua Ltd.	1,176	149,152
	Delek Automotive Systems Ltd.	10,942	137,698
	Delta Galil Industries Ltd.	3,106	151,772
	Dor Alon Energy in Israel 1988 Ltd.	2,111	78,960
	Duniec Brothers Ltd.	816	53,963
	E&M Computing Ltd.	1,400	4,269
	Electra Consumer Products 1970 Ltd.	2,172	102,276
	Electra Ltd.	372	222,941
	Electra Real Estate Ltd.	2,488	41,111
*	Ellomay Capital Ltd.	322	8,540
#*	Elron Ventures Ltd.	3,300	9,684
	Energix-Renewable Energies Ltd.	7,468	30,269
*	Enlight Renewable Energy Ltd.	66,724	152,006
*	Fattal Holdings 1998 Ltd.	1,002	117,185
	First International Bank of Israel Ltd.	7,577	320,356
	FMS Enterprises Migun Ltd.	794	25,363
	Formula Systems 1985 Ltd.	2,261	235,219
#	Fox Wizel Ltd.	2,057	261,537
	Gav-Yam Lands Corp. Ltd.	10,333	99,471
*	Gilat Satellite Networks Ltd.	5,876	39,677
	Hamat Group Ltd.	2,729	27,112
	Harel Insurance Investments & Financial Services Ltd.	29,089	297,439
	Hilan Ltd.	3,154	183,772
*	Hiper Global Ltd.	1,400	5,192
	ICL Group Ltd.	39,835	362,993
	IDI Insurance Co. Ltd.	1,786	46,565
	IES Holdings Ltd.	544	49,039
	Ilex Medical Ltd.	1,313	45,049
#	Infinya Ltd.	954	85,681
	Inrom Construction Industries Ltd.	24,007	116,168
	Isracard Ltd.	37,096	115,965
	Israel Canada T.R Ltd.	13,036	50,311
	Israel Discount Bank Ltd., Class A	166,086	944,342
	Israel Land Development - Urban Renewal Ltd.	2,713	43,357
	Isras Investment Co. Ltd.	461	91,235

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Kamada Ltd.	4,706	$24,142
	Kardan Real Estate Enterprise & Development Ltd.	5,616	6,574
	Kerur Holdings Ltd.	1,414	34,790
	Klil Industries Ltd.	213	18,542
	Lahav L.R. Real Estate Ltd.	8,287	12,782
	Levinstein Properties Ltd.	644	20,479
	M Yochananof & Sons Ltd.	1,041	59,990
	Magic Software Enterprises Ltd.	11,555	227,542
	Malam - Team Ltd.	1,640	36,735
	Matrix IT Ltd.	7,710	195,934
#	Maytronics Ltd.	9,449	124,512
	Mediterranean Towers Ltd.	14,962	46,537
	Mega Or Holdings Ltd.	3,782	126,728
	Meitav Dash Investments Ltd.	5,044	25,491
*	Melisron Ltd.	1,210	91,555
*	Menora Mivtachim Holdings Ltd.	7,969	159,504
	Meshulam Levinstein Contracting & Engineering Ltd.	129	11,614
	Migdal Insurance & Financial Holdings Ltd.	104,926	163,881
	Mivne Real Estate KD Ltd.	29,795	101,194
	Mivtach Shamir Holdings Ltd.	1,285	34,256
	Mizrahi Tefahot Bank Ltd.	15,832	588,571
	Nawi Brothers Ltd.	4,936	40,729
*	Neto Malinda Trading Ltd.	1,436	54,189
	Neto ME Holdings Ltd.	583	32,118
*	Nice Ltd., Sponsored ADR	336	71,911
*	Nova Ltd.	1,978	210,070
	Novolog Ltd.	54,425	56,430
	Oil Refineries Ltd.	527,463	198,774
	One Software Technologies Ltd.	7,831	128,616
	Palram Industries 1990 Ltd.	2,570	32,923
*	Partner Communications Co. Ltd.	38,913	310,576
*	Partner Communications Co. Ltd., ADR	1,321	10,304
*	Paz Oil Co. Ltd.	2,644	326,065
*	Perion Network Ltd.	4,225	81,501
	Phoenix Holdings Ltd.	40,195	429,508
	Plasson Industries Ltd.	1,084	60,757
	Prashkovsky Investments & Construction Ltd.	1,441	46,649
*	Priortech Ltd.	1,092	28,120
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	158,430
	Rani Zim Shopping Centers Ltd	8,000	12,950
	Sano-Brunos Enterprises Ltd.	96	8,500
	Scope Metals Group Ltd.	1,610	76,668
	Shapir Engineering & Industry Ltd.	9,869	87,880
*	Shikun & Binui Ltd.	17,066	80,442
	Shufersal Ltd.	24,510	160,153
	Strauss Group Ltd.	4,860	129,137
	Summit Real Estate Holdings Ltd.	9,319	169,807
	Suny Cellular Communication Ltd.	24,074	12,662
	Tadiran Group Ltd.	810	125,321
Ω	Tamar Petroleum Ltd.	19,353	57,184
	Tel Aviv Stock Exchange Ltd.	4,669	22,537
	Telsys Ltd.	437	20,308
*	Tera Light Ltd.	7,969	14,887
	Tiv Taam Holdings 1 Ltd.	11,482	24,311
	Victory Supermarket Chain Ltd.	1,493	22,404
	YD More Investments Ltd.	3,606	12,678
	YH Dimri Construction & Development Ltd.	1,190	99,280
TOTAL ISRAEL			14,562,446

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (2.4%)
	A2A SpA	314,442	$405,284
	ACEA SpA	11,720	169,244
*	Aeffe SpA	5,749	8,673
	Amplifon SpA	21,343	705,773
Ω	Anima Holding SpA	55,509	194,883
	Aquafil SpA	5,883	38,143
	Arnoldo Mondadori Editore SpA	26,239	45,503
	Ascopiave SpA	14,613	41,527
	Assicurazioni Generali SpA	74,702	1,116,768
	Atlantia SpA	1,826	42,190
*	Autogrill SpA	8,758	57,139
	Avio SpA	3,017	35,420
	Azimut Holding SpA	29,473	515,575
	Banca Generali SpA	9,770	284,244
	Banca IFIS SpA	5,863	78,885
	Banca Mediolanum SpA	25,872	171,335
#*	Banca Monte dei Paschi di Siena SpA	18,902	8,016
	Banca Popolare di Sondrio SPA	128,084	425,056
	Banca Profilo SpA	37,962	7,540
#Ω	Banca Sistema SpA	9,819	15,624
	Banco BPM SpA	377,363	977,398
	Banco di Desio e della Brianza SpA	6,714	20,833
	BasicNet SpA	2,136	12,198
	Be Shaping The Future SpA	20,448	70,527
	BF SpA	5,253	19,083
Ω	BFF Bank SpA	17,840	125,343
	Biesse SpA	567	8,086
	BPER Banca	286,229	397,319
	Brunello Cucinelli SpA	7,966	462,975
	Cairo Communication SpA	17,083	32,575
Ω	Carel Industries SpA	7,180	163,584
#*	CIR SpA-Compagnie Industriali	129,886	55,055
	CNH Industrial NV	100,698	1,297,258
	Credito Emiliano SpA	25,960	146,937
#*	d'Amico International Shipping SA	117,657	23,536
	Danieli & C Officine Meccaniche SpA	11,141	158,046
#	Danieli & C Officine Meccaniche SpA	3,400	69,934
	De' Longhi SpA	9,853	187,400
	DeA Capital SpA	29,586	34,545
#	DiaSorin SpA	1,181	164,209
#	Digital Bros SpA	1,015	27,536
Ω	doValue SpA	13,756	83,998
*	Elica SpA	4,248	12,330
	Emak SpA	12,990	17,761
*Ω	Enav SpA	18,751	81,981
	Enel SpA	366,840	1,849,337
	ERG SpA	9,634	314,234
	Esprinet SpA	4,881	35,329
	Exprivia SpA	8,445	15,783
#	Ferrari NV	5,895	1,251,145
	Fila SpA	4,579	37,262
	FinecoBank Banca Fineco SpA	36,901	458,604
*	FNM SpA	35,502	15,933
	Gefran SpA	1,074	9,783
#*	Geox SpA	10,145	8,257
	GPI SpA	1,315	19,216
	Gruppo MutuiOnline SpA	4,502	120,635
Ω	GVS SpA	3,560	34,590
	Hera SpA	189,391	544,173

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	IMMSI SpA	64,785	$25,413
Ω	Infrastrutture Wireless Italiane SpA	25,353	266,419
*	Intek Group SpA	60,280	36,098
	Interpump Group SpA	3,138	134,111
	Intesa Sanpaolo SpA	653,914	1,161,226
	Iren SpA	97,914	184,521
	Italgas SpA	85,312	488,052
	Italmobiliare SpA	2,883	80,325
*	Iveco Group NV	22,377	137,007
*	IVS Group SA	1,533	6,500
	LU-VE SpA	828	18,768
#	Maire Tecnimont SpA	33,875	94,074
	Mediobanca Banca di Credito Finanziario SpA	111,837	959,193
*	MFE-MediaForEurope NV, Class A	367,380	165,367
#*	MFE-MediaForEurope NV, Class B	103,891	66,859
#	Moncler SpA	13,637	683,607
*	Newlat Food SpA	1,730	10,191
*Ω	Nexi SpA	33,617	305,311
	Openjobmetis SpA agenzia per il lavoro	2,295	20,068
	Orsero SpA	1,057	15,612
Ω	OVS SpA	84,346	135,660
	Pharmanutra SpA	756	52,033
	Piaggio & C SpA	53,220	140,209
Ω	Piovan SpA	1,646	14,945
Ω	Pirelli & C SpA	67,807	293,579
Ω	Poste Italiane SpA	42,173	354,266
	Prima Industrie SpA	595	13,719
	Prysmian SpA	20,906	664,746
Ω	RAI Way SpA	18,777	93,453
	Recordati Industria Chimica e Farmaceutica SpA	14,235	631,312
	Reply SpA	2,221	292,387
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	17,783
	Sabaf SpA	2,130	52,577
#	SAES Getters SpA	1,127	24,395
	SAES Getters SpA	1,099	15,836
*	Safilo Group SpA	13,132	17,944
	Salvatore Ferragamo SpA	10,896	193,271
	Sanlorenzo SpA/Ameglia	646	22,490
*	Saras SpA	153,095	194,204
*	Servizi Italia SpA	2,903	3,973
	Sesa SpA	1,687	239,448
	SIT SpA	906	6,388
	Snam SpA	104,495	524,307
	SOL SpA	6,774	125,638
*	Spaxs SpA	7,923	81,573
	Stellantis NV	247,907	3,560,007
	Stellantis NV	6,633	95,383
	Tamburi Investment Partners SpA	16,230	134,847
Ω	Technogym SpA	24,305	171,229
*	Telecom Italia SpA	1,877,143	416,462
*	Telecom Italia SpA	1,240,179	259,593
	Tenaris SA	26,177	366,322
	Tenaris SA, Sponsored ADR	3,455	96,947
	Terna - Rete Elettrica Nazionale	96,238	736,779
	Tinexta SpA	4,209	104,812
*	Tod's SpA	1,460	51,856
*	TXT e-solutions SpA	1,430	17,283
	UniCredit SpA	187,004	1,849,413
#Ω	Unieuro SpA	4,835	58,102

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Unipol Gruppo SpA	110,662	$464,194
	UnipolSai Assicurazioni SpA	116,152	262,995
#	Webuild SpA	11,659	17,993
	Wiit SpA	998	20,451
	Zignago Vetro SpA	4,955	62,856
TOTAL ITALY			31,543,932
JAPAN — (21.9%)
*	&Do Holdings Co. Ltd.	1,200	7,608
	77 Bank Ltd.	15,000	200,480
	A&D HOLON Holdings Co. Ltd.	7,100	51,773
	ABC-Mart, Inc.	2,300	97,403
*	Access Co. Ltd.	8,700	52,350
	Accrete, Inc.	1,000	14,652
	Achilles Corp.	3,200	33,667
	Acom Co. Ltd.	46,700	116,829
#	AD Works Group Co. Ltd.	7,200	8,438
	Adastria Co. Ltd.	4,080	61,273
	ADEKA Corp.	19,000	343,677
	Ad-sol Nissin Corp.	1,300	17,004
	Adtec Plasma Technology Co. Ltd.	900	12,662
	Advan Group Co. Ltd.	4,200	25,625
#	Advance Create Co. Ltd.	1,400	10,621
*	Advanced Media, Inc.	2,400	13,745
	Advantest Corp.	14,700	874,312
	Aeon Co. Ltd.	40,065	807,997
	Aeon Delight Co. Ltd.	4,800	103,885
	Aeon Fantasy Co. Ltd.	1,300	29,117
	AEON Financial Service Co. Ltd.	23,500	257,278
	Aeon Hokkaido Corp.	4,700	37,348
	Aeon Kyushu Co. Ltd.	700	11,345
	Aeon Mall Co. Ltd.	12,100	154,388
	Aeria, Inc.	2,400	8,098
	AFC-HD AMS Life Science Co. Ltd.	2,200	13,492
	AGC, Inc.	39,300	1,432,612
	Agro-Kanesho Co. Ltd.	2,200	22,788
	AGS Corp.	1,300	7,332
	Ahresty Corp.	8,100	23,146
	Ai Holdings Corp.	3,300	41,775
#*	AI inside, Inc.	500	15,723
	Aica Kogyo Co. Ltd.	6,100	141,342
	Aichi Bank Ltd.	2,200	90,393
	Aichi Corp.	10,500	67,628
	Aichi Steel Corp.	2,600	42,133
	Aichi Tokei Denki Co. Ltd.	2,400	26,124
	Aida Engineering Ltd.	13,100	90,167
	Aiful Corp.	59,000	173,006
	Aiming, Inc.	7,400	17,239
	Ain Holdings, Inc.	3,200	184,436
	Aiphone Co. Ltd.	3,100	43,764
	Air Water, Inc.	43,700	588,328
	Airport Facilities Co. Ltd.	6,100	25,022
#	Airtech Japan Ltd.	2,100	16,645
#	Airtrip Corp.	3,100	57,557
	Aisan Industry Co. Ltd.	10,100	52,320
	Aisin Corp.	33,018	980,588
	AIT Corp.	2,000	27,475
	Aizawa Securities Group Co. Ltd.	9,400	48,828
	Ajis Co. Ltd.	1,100	17,365

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Akatsuki Corp.	8,400	$20,582
	Akatsuki, Inc.	1,500	29,745
*	Akebono Brake Industry Co. Ltd.	28,700	32,930
	Akita Bank Ltd.	4,100	50,914
	Albis Co. Ltd.	1,400	23,799
	Alconix Corp.	7,100	70,125
	Alfresa Holdings Corp.	35,200	469,775
#	Alinco, Inc.	3,800	25,761
	Alleanza Holdings Co. Ltd.	1,700	13,275
*	Allied Telesis Holdings KK	16,600	11,760
#	Alpen Co. Ltd.	4,700	73,422
*	AlphaPolis Co. Ltd.	400	7,192
	Alps Alpine Co. Ltd.	52,327	544,592
	Alps Logistics Co. Ltd.	4,100	35,396
	Altech Corp.	3,630	52,968
	Amada Co. Ltd.	62,800	506,903
	Amano Corp.	9,700	186,630
	Amiyaki Tei Co. Ltd.	600	13,252
	Amuse, Inc.	1,700	25,980
	Amvis Holdings, Inc.	1,400	49,369
*	ANA Holdings, Inc.	8,000	149,349
	Anabuki Kosan, Inc.	1,000	16,136
	Anest Iwata Corp.	6,600	48,282
	Anicom Holdings, Inc.	7,600	39,024
	Anritsu Corp.	30,600	374,010
	AOI Electronics Co. Ltd.	1,500	22,591
	AOKI Holdings, Inc.	9,700	47,755
	Aoyama Trading Co. Ltd.	12,200	80,738
#	Aoyama Zaisan Networks Co. Ltd.	3,600	28,981
	Aozora Bank Ltd.	20,500	428,541
	Arakawa Chemical Industries Ltd.	4,300	32,482
	Arata Corp.	3,400	105,104
#	Arcland Service Holdings Co. Ltd.	2,200	35,191
	Arcs Co. Ltd.	11,300	180,080
	Ardepro Co. Ltd.	2,510	9,010
	Arealink Co. Ltd.	1,900	22,713
	Argo Graphics, Inc.	1,900	49,324
	Arisawa Manufacturing Co. Ltd.	10,600	84,063
	ARTERIA Networks Corp.	5,700	54,436
	Artiza Networks, Inc.	1,300	11,220
	Artnature, Inc.	5,000	28,871
#	ArtSpark Holdings, Inc.	6,800	41,755
*	Aruhi Corp.	9,200	73,793
	As One Corp.	2,400	113,873
	Asahi Broadcasting Group Holdings Corp.	3,400	16,794
	Asahi Co. Ltd.	4,900	48,192
	Asahi Diamond Industrial Co. Ltd.	17,600	85,585
	Asahi Holdings, Inc.	21,200	323,561
	Asahi Intecc Co. Ltd.	6,800	125,800
	Asahi Kasei Corp.	260,500	2,089,836
	Asahi Kogyosha Co. Ltd.	2,152	30,643
	Asahi Net, Inc.	3,500	15,712
	Asahi Printing Co. Ltd.	1,200	7,618
	ASAHI YUKIZAI Corp.	3,400	53,678
	Asanuma Corp.	2,600	52,214
	Asax Co. Ltd.	2,400	11,087
	Ashimori Industry Co. Ltd.	1,100	8,300
	Asia Pile Holdings Corp.	6,300	23,215
	Asics Corp.	18,200	346,773

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ASKUL Corp.	10,200	$134,561
	Astena Holdings Co. Ltd.	9,400	30,094
	Asteria Corp.	2,900	19,006
#	Atled Corp.	700	10,133
*	Atrae, Inc.	2,300	33,183
*	Atsugi Co. Ltd.	5,100	17,695
	Aucnet, Inc.	2,500	44,178
	Autobacs Seven Co. Ltd.	17,900	188,693
	Aval Data Corp.	900	19,203
	Avant Corp.	4,800	49,956
	Avantia Co. Ltd.	2,500	15,598
	Avex, Inc.	4,400	50,440
	Awa Bank Ltd.	9,800	148,221
	Axell Corp.	1,700	11,322
	Axial Retailing, Inc.	5,100	130,865
	Azbil Corp.	8,300	249,856
	Bandai Namco Holdings, Inc.	6,000	468,734
	Bando Chemical Industries Ltd.	9,300	67,574
	Bank of Iwate Ltd.	4,200	62,616
	Bank of Kyoto Ltd.	10,599	450,939
	Bank of Nagoya Ltd.	3,399	77,374
	Bank of Saga Ltd.	4,700	51,941
	Bank of the Ryukyus Ltd.	11,900	72,104
	Baroque Japan Ltd.	3,800	23,366
	Base Co. Ltd.	400	18,428
	BayCurrent Consulting, Inc.	1,300	406,724
	Beaglee, Inc.	1,000	11,081
	Beauty Garage, Inc.	400	8,594
	Beenos, Inc.	1,400	27,215
	Belc Co. Ltd.	2,900	119,925
	Bell System24 Holdings, Inc.	8,100	93,930
	Belluna Co. Ltd.	15,900	92,932
	Benefit One, Inc.	10,800	175,418
	Benesse Holdings, Inc.	18,000	324,397
#*	Bengo4.com, Inc.	1,800	51,914
#	Bic Camera, Inc.	13,200	114,770
	BIPROGY, Inc.	16,300	347,832
	BML, Inc.	6,800	201,117
	Bookoff Group Holdings Ltd.	3,100	23,389
	Bourbon Corp.	2,500	40,352
	BP Castrol KK	2,100	17,902
	Br Holdings Corp.	8,100	21,206
*	BrainPad, Inc.	3,500	32,880
	Bridgestone Corp.	52,600	2,051,708
	Broadleaf Co. Ltd.	14,000	49,509
	Broccoli Co. Ltd.	1,000	8,630
	Brother Industries Ltd.	33,300	623,757
	Bull-Dog Sauce Co. Ltd.	2,700	37,325
	Bunka Shutter Co. Ltd.	15,200	117,987
	Business Brain Showa-Ota, Inc.	1,700	19,333
	Business Engineering Corp.	800	16,266
	BuySell Technologies Co. Ltd.	500	19,345
	C Uyemura & Co. Ltd.	2,100	97,890
	CAC Holdings Corp.	3,200	34,705
	Calbee, Inc.	17,400	373,403
#	Can Do Co. Ltd.	170	2,827
	Canare Electric Co. Ltd.	1,700	19,739
	Canon Electronics, Inc.	6,700	83,865
	Canon Marketing Japan, Inc.	8,600	201,962

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canon, Inc.	31,400	$742,856
	Capcom Co. Ltd.	16,600	461,439
	Careerlink Co. Ltd.	1,300	22,274
	Carenet, Inc.	3,500	30,321
	Carlit Holdings Co. Ltd.	5,200	25,864
	Carta Holdings, Inc.	800	11,535
	Casa, Inc.	2,200	14,049
	Casio Computer Co. Ltd.	33,000	322,804
	Cawachi Ltd.	3,900	63,039
	CE Holdings Co. Ltd.	2,000	7,495
#*	CellSource Co. Ltd.	1,300	45,409
	Central Automotive Products Ltd.	2,600	47,640
	Central Glass Co. Ltd.	9,100	224,100
	Central Japan Railway Co.	3,900	456,678
	Central Security Patrols Co. Ltd.	3,200	61,317
	Central Sports Co. Ltd.	1,200	23,200
	Ceres, Inc.	1,800	16,113
	Charm Care Corp. KK	3,000	27,752
	Chiba Bank Ltd.	52,300	290,101
	Chiba Kogyo Bank Ltd.	12,300	23,727
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	46,754
	Chino Corp.	2,800	35,444
	Chiyoda Co. Ltd.	4,500	27,292
#*	Chiyoda Corp.	23,300	71,700
	Chiyoda Integre Co. Ltd.	2,800	44,533
	Chofu Seisakusho Co. Ltd.	5,500	76,866
	Chori Co. Ltd.	3,300	49,261
	Chubu Shiryo Co. Ltd.	6,500	53,508
	Chudenko Corp.	8,500	136,500
	Chugai Ro Co. Ltd.	1,400	18,233
	Chugoku Bank Ltd.	39,300	285,790
	Chugoku Marine Paints Ltd.	8,500	56,183
	Chukyo Bank Ltd.	2,900	37,405
	Chuo Spring Co. Ltd.	5,000	26,934
	Chuo Warehouse Co. Ltd.	2,300	16,864
	CI Takiron Corp.	10,600	44,469
	Citizen Watch Co. Ltd.	71,300	312,580
	CKD Corp.	10,800	153,378
#	CK-San-Etsu Co. Ltd.	700	21,920
	Cleanup Corp.	4,700	21,978
	CMC Corp.	1,600	13,739
	CMIC Holdings Co. Ltd.	2,400	27,634
	CMK Corp.	12,600	42,759
	Coca-Cola Bottlers Japan Holdings, Inc.	23,555	268,556
	COLOPL, Inc.	8,000	40,326
#	Computer Engineering & Consulting Ltd.	4,800	44,298
#	Computer Institute of Japan Ltd.	3,600	21,048
	COMSYS Holdings Corp.	18,563	372,935
	Comture Corp.	4,900	110,651
	Concordia Financial Group Ltd.	116,132	395,081
	CONEXIO Corp.	4,900	48,640
*	COOKPAD, Inc.	3,000	4,857
	Core Corp.	1,800	20,594
	Corona Corp.	3,800	23,856
	Cosel Co. Ltd.	6,600	43,059
	Cosmo Energy Holdings Co. Ltd.	19,800	600,541
	Cosmos Initia Co. Ltd.	2,100	6,966
	Cosmos Pharmaceutical Corp.	3,200	344,040
	Cota Co. Ltd.	3,882	46,423

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	CRE, Inc.	2,300	$28,592
	Create Restaurants Holdings, Inc.	19,900	151,559
	Create SD Holdings Co. Ltd.	6,600	152,883
	Credit Saison Co. Ltd.	35,200	449,488
	Creek & River Co. Ltd.	2,900	51,708
#	Cresco Ltd.	4,200	66,152
#*	CrowdWorks, Inc.	2,200	24,783
	CTI Engineering Co. Ltd.	3,300	67,494
	CTS Co. Ltd.	5,600	34,551
#	Cube System, Inc.	1,200	9,614
	Curves Holdings Co. Ltd.	9,900	53,882
	CyberAgent, Inc.	35,000	349,244
	Cybernet Systems Co. Ltd.	3,400	24,611
	Cybozu, Inc.	7,300	63,081
	Dai Nippon Printing Co. Ltd.	20,200	445,760
	Dai Nippon Toryo Co. Ltd.	5,000	27,348
	Daicel Corp.	66,600	423,664
	Dai-Dan Co. Ltd.	3,700	61,283
	Daido Kogyo Co. Ltd.	2,100	12,527
	Daido Steel Co. Ltd.	7,200	214,894
	Daifuku Co. Ltd.	3,000	191,300
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	18,590
	Daihen Corp.	5,000	157,506
#	Daiho Corp.	3,400	109,260
	Dai-Ichi Cutter Kogyo KK	2,000	20,263
	Daiichi Jitsugyo Co. Ltd.	2,500	62,869
	Daiichi Kensetsu Corp.	1,900	18,913
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	49,589
	Dai-ichi Life Holdings, Inc.	40,300	701,014
	Daiken Corp.	3,600	52,757
	Daiken Medical Co. Ltd.	2,300	8,290
	Daiki Aluminium Industry Co. Ltd.	9,000	83,911
	Daikin Industries Ltd.	7,600	1,332,875
#	Daikokutenbussan Co. Ltd.	1,700	69,797
	Daikyonishikawa Corp.	11,800	49,548
	Daimaruenawin Co. Ltd.	700	6,354
	Dainichi Co. Ltd.	4,300	21,457
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	52,133
	Daio Paper Corp.	18,600	199,159
	Daiohs Corp.	1,500	12,151
	Daiseki Co. Ltd.	4,680	139,122
	Daishi Hokuetsu Financial Group, Inc.	10,300	198,763
	Daishinku Corp.	7,600	54,156
	Daisue Construction Co. Ltd.	2,500	29,257
	Daito Chemix Corp.	2,800	12,897
	Daito Pharmaceutical Co. Ltd.	3,400	67,528
	Daito Trust Construction Co. Ltd.	6,700	635,177
	Daitron Co. Ltd.	2,500	35,517
	Daiwa House Industry Co. Ltd.	55,900	1,381,181
	Daiwa Industries Ltd.	9,100	77,515
	Daiwa Securities Group, Inc.	128,904	595,050
	Daiwabo Holdings Co. Ltd.	24,600	353,148
	DCM Holdings Co. Ltd.	31,600	247,292
	Dear Life Co. Ltd.	3,800	17,943
	Delica Foods Holdings Co. Ltd.	2,000	7,629
	DeNA Co. Ltd.	15,500	228,953
	Denka Co. Ltd.	19,700	510,793
#	Densan System Holdings Co. Ltd.	1,800	32,275
	Denso Corp.	15,100	825,895

International Social Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Dentsu Group, Inc.	39,200	$1,369,317
Denyo Co. Ltd.	4,200	51,510
Dexerials Corp.	14,400	388,702
DIC Corp.	19,765	365,523
Digital Arts, Inc.	2,600	128,705
Digital Garage, Inc.	6,800	197,581
Digital Hearts Holdings Co. Ltd.	3,400	50,003
Digital Holdings, Inc.	4,300	43,749
Digital Information Technologies Corp.	2,300	25,088
Dip Corp.	7,400	198,779
Direct Marketing MiX, Inc.	4,000	62,272
Disco Corp.	2,700	659,690
DKK Co. Ltd.	3,400	63,501
DKK-Toa Corp.	1,400	9,205
DKS Co. Ltd.	2,300	40,674
DMG Mori Co. Ltd.	29,400	394,848
Doshisha Co. Ltd.	7,500	89,120
Double Standard, Inc.	1,600	24,950
Doutor Nichires Holdings Co. Ltd.	8,000	99,985
Dowa Holdings Co. Ltd.	13,800	500,481
Drecom Co. Ltd.	3,100	17,356
DTS Corp.	6,900	175,279
Duskin Co. Ltd.	9,800	221,103
Dvx, Inc.	1,700	13,240
DyDo Group Holdings, Inc.	1,700	64,941
Dynic Corp.	1,100	5,211
Eagle Industry Co. Ltd.	7,800	59,077
Earth Corp.	4,000	160,546
EAT & Holdings Co. Ltd.	600	10,853
Ebara Corp.	16,700	654,207
Ebara Foods Industry, Inc.	1,600	37,229
Ebara Jitsugyo Co. Ltd.	1,900	33,389
Ebase Co. Ltd.	3,000	13,025
Eco's Co. Ltd.	2,100	31,553
EDION Corp.	19,900	187,619
EF-ON, Inc.	6,039	25,308
eGuarantee, Inc.	5,500	96,526
E-Guardian, Inc.	2,200	52,460
Ehime Bank Ltd.	8,700	56,929
Eiken Chemical Co. Ltd.	6,100	90,232
Eizo Corp.	4,200	117,474
EJ Holdings, Inc.	2,000	19,725
Elan Corp.	6,500	57,598
Elecom Co. Ltd.	11,700	149,735
Elematec Corp.	4,200	39,648
EM Systems Co. Ltd.	2,300	19,088
en Japan, Inc.	8,600	135,158
Endo Lighting Corp.	3,700	21,481
Enigmo, Inc.	6,000	23,281
Enomoto Co. Ltd.	600	7,080
Enplas Corp.	1,200	26,911
eRex Co. Ltd.	5,300	95,884
ES-Con Japan Ltd.	5,500	34,845
Eslead Corp.	2,600	33,545
ESPEC Corp.	3,100	42,821
Exedy Corp.	8,000	104,172
EXEO Group, Inc.	21,619	362,246
Ezaki Glico Co. Ltd.	5,200	151,933
F&M Co. Ltd.	700	11,755

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Faith, Inc.	1,900	$8,292
	FALCO HOLDINGS Co. Ltd.	1,900	27,384
	FANUC Corp.	3,200	551,873
	Fast Retailing Co. Ltd.	2,500	1,513,976
	FCC Co. Ltd.	10,100	107,543
#*	FDK Corp.	4,400	29,501
	Feed One Co. Ltd.	7,600	40,378
	Felissimo Corp.	1,000	8,206
	Fenwal Controls of Japan Ltd.	1,200	12,605
#	Ferrotec Holdings Corp.	9,500	178,019
	Fibergate, Inc.	1,300	8,578
	FIDEA Holdings Co. Ltd.	4,770	46,348
	Financial Products Group Co. Ltd.	10,100	78,847
	FINDEX, Inc.	2,900	15,215
	First Bank of Toyama Ltd.	13,200	41,610
	First Juken Co. Ltd.	2,200	18,697
	Fixstars Corp.	4,900	43,748
	FJ Next Holdings Co. Ltd.	3,700	30,185
	Focus Systems Corp.	1,800	12,617
	Food & Life Cos. Ltd.	16,700	325,439
	Forum Engineering, Inc.	2,700	19,850
	Forval Corp.	1,100	7,497
	Foster Electric Co. Ltd.	7,000	37,344
	FP Corp.	9,700	218,395
	France Bed Holdings Co. Ltd.	6,600	45,650
	Freebit Co. Ltd.	2,300	15,136
#	Fronteo, Inc.	2,900	22,643
	F-Tech, Inc.	4,000	15,946
	FTGroup Co. Ltd.	1,800	12,295
	Fudo Tetra Corp.	4,390	54,143
	Fuji Co. Ltd.	6,100	99,743
	Fuji Corp.	16,000	247,954
	Fuji Corp.	3,600	34,130
	Fuji Corp. Ltd.	7,000	35,109
	Fuji Die Co. Ltd.	1,600	7,876
	Fuji Electric Co. Ltd.	12,800	578,123
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	27,431
	Fuji Kyuko Co. Ltd.	4,499	138,061
	Fuji Media Holdings, Inc.	9,800	85,302
#	Fuji Oil Co. Ltd.	12,400	30,789
	Fuji Oil Holdings, Inc.	8,600	146,767
	Fuji Seal International, Inc.	10,800	125,144
	Fuji Soft, Inc.	5,000	304,270
	Fujibo Holdings, Inc.	3,000	78,755
	Fujicco Co. Ltd.	4,700	68,144
	Fujikura Composites, Inc.	4,800	32,167
	Fujikura Kasei Co. Ltd.	8,100	29,848
	Fujikura Ltd.	66,700	403,216
	Fujimi, Inc.	3,100	138,087
	Fujimori Kogyo Co. Ltd.	4,500	120,180
	Fujitec Co. Ltd.	2,600	55,811
	Fujitsu General Ltd.	6,600	140,722
	Fujitsu Ltd.	11,600	1,555,123
	Fujiya Co. Ltd.	2,300	41,343
	FuKoKu Co. Ltd.	2,600	18,988
	Fukuda Corp.	1,600	59,923
	Fukuda Denshi Co. Ltd.	2,900	161,382
	Fukui Bank Ltd.	5,600	57,296
	Fukui Computer Holdings, Inc.	2,300	60,800

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuoka Financial Group, Inc.	29,928	$530,465
	Fukushima Galilei Co. Ltd.	2,300	63,238
	Fukuyama Transporting Co. Ltd.	6,900	161,149
	FULLCAST Holdings Co. Ltd.	4,700	83,187
	Funai Soken Holdings, Inc.	8,980	158,307
	Furukawa Battery Co. Ltd.	4,000	36,134
	Furukawa Co. Ltd.	7,400	68,779
	Furukawa Electric Co. Ltd.	18,300	319,877
	Furuno Electric Co. Ltd.	7,300	60,506
#	Furuya Metal Co. Ltd.	600	39,682
	Furyu Corp.	5,800	48,009
	Fuso Chemical Co. Ltd.	4,500	115,355
	Fuso Pharmaceutical Industries Ltd.	1,700	27,397
	Futaba Corp.	12,100	62,600
	Futaba Industrial Co. Ltd.	18,200	50,836
	Future Corp.	9,400	113,879
	Fuyo General Lease Co. Ltd.	5,800	357,036
	G-7 Holdings, Inc.	7,500	83,782
	Gakken Holdings Co. Ltd.	6,400	45,752
	Gakkyusha Co. Ltd.	1,500	17,854
	Gecoss Corp.	3,900	24,094
	Genki Sushi Co. Ltd.	1,200	23,452
	Genky DrugStores Co. Ltd.	2,400	58,489
	Geo Holdings Corp.	9,500	100,356
	Gift Holdings, Inc.	1,100	22,083
	Giken Ltd.	500	12,417
	GL Sciences, Inc.	1,400	25,075
	GLOBERIDE, Inc.	6,400	109,710
	Glory Ltd.	12,300	204,238
#	GMO Financial Gate, Inc.	200	21,359
#	GMO Financial Holdings, Inc.	10,400	61,382
	GMO GlobalSign Holdings KK	600	26,953
	GMO internet, Inc.	12,100	237,673
	GMO Payment Gateway, Inc.	3,600	299,170
*	Godo Steel Ltd.	3,100	34,106
	Goldcrest Co. Ltd.	5,400	73,447
	Goldwin, Inc.	3,000	187,173
	Golf Digest Online, Inc.	1,000	12,994
	Good Com Asset Co. Ltd.	2,000	19,181
	Grandy House Corp.	3,100	13,161
	gremz, Inc.	2,000	24,588
	GS Yuasa Corp.	17,699	323,150
	GSI Creos Corp.	3,000	33,071
	G-Tekt Corp.	6,700	67,493
	Gun-Ei Chemical Industry Co. Ltd.	1,500	29,368
	GungHo Online Entertainment, Inc.	11,570	225,756
	Gunma Bank Ltd.	81,500	233,853
	Gunze Ltd.	4,000	116,566
	H.U. Group Holdings, Inc.	14,000	335,508
	H2O Retailing Corp.	24,860	186,958
	HABA Laboratories, Inc.	500	9,153
	Hachijuni Bank Ltd.	88,700	330,216
	Hagihara Industries, Inc.	3,400	28,326
	Hagiwara Electric Holdings Co. Ltd.	2,500	37,973
	Hakudo Co. Ltd.	1,900	35,443
	Hakuhodo DY Holdings, Inc.	43,000	442,283
#	Hakuto Co. Ltd.	3,600	69,696
#	Halows Co. Ltd.	2,800	65,961
	Hamakyorex Co. Ltd.	5,100	122,416

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hamamatsu Photonics KK	8,400	$381,703
	Handsman Co. Ltd.	1,500	10,123
	Hankyu Hanshin Holdings, Inc.	15,600	452,505
	Hanwa Co. Ltd.	8,700	190,276
	Happinet Corp.	4,100	49,539
	Hard Off Corp. Co. Ltd.	2,800	20,318
	Harima Chemicals Group, Inc.	3,800	21,740
#	Harmonic Drive Systems, Inc.	2,200	83,879
*	Haruyama Holdings, Inc.	2,200	7,251
	Haseko Corp.	60,900	741,422
	Hashimoto Sogyo Holdings Co. Ltd.	800	12,813
	Hazama Ando Corp.	51,900	349,378
	Heiwa Real Estate Co. Ltd.	7,000	210,749
	Heiwado Co. Ltd.	9,000	135,373
#*	Hennge KK	2,600	21,083
	Hibiya Engineering Ltd.	4,400	63,921
	Hikari Tsushin, Inc.	1,900	209,358
	HI-LEX Corp.	5,900	49,685
	Himaraya Co. Ltd.	1,200	8,831
	Hino Motors Ltd.	54,100	281,169
	Hioki EE Corp.	2,200	110,583
	Hirakawa Hewtech Corp.	2,600	21,572
	Hirano Tecseed Co. Ltd.	1,800	25,490
#	Hirata Corp.	1,300	46,610
	Hirogin Holdings, Inc.	67,300	310,940
	Hirose Electric Co. Ltd.	1,000	143,665
	Hirose Tusyo, Inc.	900	17,564
	Hiroshima Gas Co. Ltd.	7,500	18,316
	Hisaka Works Ltd.	5,000	31,981
	Hisamitsu Pharmaceutical Co., Inc.	5,000	130,403
	Hitachi Transport System Ltd.	3,900	254,019
	Hitachi Zosen Corp.	50,700	317,285
	Hito Communications Holdings, Inc.	1,700	20,975
	Hochiki Corp.	4,800	47,945
	Hodogaya Chemical Co. Ltd.	1,400	37,046
	Hogy Medical Co. Ltd.	4,600	121,273
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	27,719
	Hokkaido Gas Co. Ltd.	2,000	24,600
	Hokkan Holdings Ltd.	2,500	23,635
	Hokko Chemical Industry Co. Ltd.	6,000	44,178
	Hokkoku Financial Holdings, Inc.	6,400	222,824
	Hokuetsu Corp.	34,700	182,973
	Hokuetsu Industries Co. Ltd.	6,000	41,426
	Hokuhoku Financial Group, Inc.	33,600	217,118
	Hokuriku Electric Industry Co. Ltd.	1,000	8,414
	Hokuriku Electrical Construction Co. Ltd.	3,480	20,348
	Hokuto Corp.	5,800	84,163
	Honda Motor Co. Ltd., Sponsored ADR	8,470	217,848
	Honda Motor Co. Ltd.	95,800	2,455,084
	Honda Tsushin Kogyo Co. Ltd.	4,400	18,643
	H-One Co. Ltd.	5,000	23,107
	Honeys Holdings Co. Ltd.	4,450	42,834
	Hoosiers Holdings Co. Ltd.	7,100	43,499
	Horiba Ltd.	6,400	315,463
	Hoshizaki Corp.	2,400	71,597
	Hosiden Corp.	13,000	144,728
	Hosokawa Micron Corp.	3,600	73,986
	Hotland Co. Ltd.	3,400	34,354
	House Foods Group, Inc.	7,700	165,561

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Howa Machinery Ltd.	3,900	$25,625
	Hoya Corp.	15,800	1,583,028
#	HPC Systems, Inc.	1,000	24,510
	HS Holdings Co. Ltd.	4,600	41,497
	Hulic Co. Ltd.	52,269	419,202
	Hyakugo Bank Ltd.	59,200	145,380
	Hyakujushi Bank Ltd.	6,400	81,921
	Ibiden Co. Ltd.	23,200	684,668
#	IBJ, Inc.	3,800	22,112
	Ichigo, Inc.	74,000	167,135
	Ichiken Co. Ltd.	1,200	16,528
	Ichikoh Industries Ltd.	11,300	31,235
#	Ichimasa Kamaboko Co. Ltd.	1,500	8,973
	Ichinen Holdings Co. Ltd.	5,400	51,737
	Ichiyoshi Securities Co. Ltd.	10,100	47,596
#	Icom, Inc.	1,900	37,220
	ID Holdings Corp.	3,750	23,959
#	IDEA Consultants, Inc.	700	9,361
	Idec Corp.	7,300	162,899
	IDOM, Inc.	19,900	120,966
	Ihara Science Corp.	2,000	32,972
	IHI Corp.	17,200	453,524
	Iida Group Holdings Co. Ltd.	15,540	254,427
	Iino Kaiun Kaisha Ltd.	20,000	106,669
	IJTT Co. Ltd.	7,800	30,879
	Ikegami Tsushinki Co. Ltd.	1,400	6,358
	I'll, Inc.	2,100	26,087
	Imagica Group, Inc.	5,700	36,800
	Imagineer Co. Ltd.	1,000	6,980
	Imasen Electric Industrial	2,600	12,267
	i-mobile Co. Ltd.	1,300	12,922
#	Impact HD, Inc.	800	21,938
	Imuraya Group Co. Ltd.	1,800	30,922
	Inaba Denki Sangyo Co. Ltd.	10,700	223,098
	Inaba Seisakusho Co. Ltd.	2,800	27,746
	Inabata & Co. Ltd.	12,000	217,771
	Inageya Co. Ltd.	5,300	50,710
*	I-NE Co. Ltd.	400	14,260
	Ines Corp.	4,700	57,234
	I-Net Corp.	3,730	36,099
	Infocom Corp.	6,100	98,034
	Infomart Corp.	30,500	107,658
	Information Services International-Dentsu Ltd.	3,300	110,966
	INFRONEER Holdings, Inc.	46,640	342,363
	Innotech Corp.	4,100	41,637
	Insource Co. Ltd.	5,550	117,439
#	Intage Holdings, Inc.	8,600	92,956
	Intelligent Wave, Inc.	2,300	13,398
	Inter Action Corp.	2,400	35,909
	Internet Initiative Japan, Inc.	8,400	341,072
#	Inui Global Logistics Co. Ltd.	2,900	40,591
	I-PEX, Inc.	3,800	38,493
#	IPS, Inc.	600	11,730
	IR Japan Holdings Ltd.	2,200	37,039
	Iriso Electronics Co. Ltd.	3,700	83,279
	ISB Corp.	3,100	24,223
	Ise Chemicals Corp.	400	12,367
	Iseki & Co. Ltd.	6,600	59,963
	Isetan Mitsukoshi Holdings Ltd.	64,900	519,592

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ishihara Chemical Co. Ltd.	3,400	$32,482
	Ishihara Sangyo Kaisha Ltd.	8,500	67,190
	Ishizuka Glass Co. Ltd.	1,000	12,590
	Isuzu Motors Ltd.	98,900	1,084,795
*	ITbook Holdings Co. Ltd.	3,200	11,521
	Itfor, Inc.	5,500	34,229
	ITmedia, Inc.	2,300	28,645
	Ito En Ltd.	7,400	348,698
	Itochu Enex Co. Ltd.	17,400	140,067
	Itochu Techno-Solutions Corp.	7,800	209,038
	Itoham Yonekyu Holdings, Inc.	40,700	203,971
	Itoki Corp.	9,400	27,915
	IwaiCosmo Holdings, Inc.	5,600	52,987
	Iwaki Co. Ltd.	1,700	12,783
	Iwasaki Electric Co. Ltd.	2,000	40,382
	Iwatani Corp.	11,500	482,042
	Iwatsu Electric Co. Ltd.	2,900	17,602
	Iwatsuka Confectionery Co. Ltd.	900	27,449
	Iyo Bank Ltd.	57,100	277,011
	Izumi Co. Ltd.	8,900	208,616
	J Front Retailing Co. Ltd.	49,600	417,558
#	J Trust Co. Ltd.	17,200	62,948
	JAC Recruitment Co. Ltd.	4,000	59,044
	Jaccs Co. Ltd.	6,700	191,627
	JAFCO Group Co. Ltd.	19,800	269,274
	JANOME Corp.	7,199	40,639
*	Japan Airlines Co. Ltd.	9,300	161,106
*	Japan Airport Terminal Co. Ltd.	1,500	58,798
	Japan Aviation Electronics Industry Ltd.	15,000	256,223
	Japan Best Rescue System Co. Ltd.	3,600	21,123
*	Japan Communications, Inc.	27,200	40,760
	Japan Electronic Materials Corp.	2,700	35,760
	Japan Elevator Service Holdings Co. Ltd.	13,000	155,579
	Japan Exchange Group, Inc.	45,100	717,123
#	Japan Foundation Engineering Co. Ltd.	6,500	29,278
*	Japan Hospice Holdings, Inc.	600	7,121
	Japan Investment Adviser Co. Ltd.	2,100	22,235
	Japan Lifeline Co. Ltd.	14,400	107,440
	Japan Material Co. Ltd.	14,200	210,697
	Japan Medical Dynamic Marketing, Inc.	3,200	39,779
	Japan Oil Transportation Co. Ltd.	700	12,909
	Japan Property Management Center Co. Ltd.	3,600	28,704
	Japan Pulp & Paper Co. Ltd.	3,400	106,361
	Japan Securities Finance Co. Ltd.	27,400	169,978
	Japan Steel Works Ltd.	900	20,849
	Japan Transcity Corp.	8,700	32,726
	Japan Wool Textile Co. Ltd.	14,300	111,518
	Jastec Co. Ltd.	1,400	13,002
	JBCC Holdings, Inc.	3,800	49,198
	JCU Corp.	4,600	123,330
	JDC Corp.	7,800	35,681
	Jeol Ltd.	2,300	104,570
	JFE Systems, Inc.	1,300	22,483
	JGC Holdings Corp.	31,000	381,251
*	JIG-SAW, Inc.	900	36,602
	Jimoto Holdings, Inc.	4,650	19,812
	JINS Holdings, Inc.	2,800	80,176
	JINUSHI Co. Ltd.	3,100	47,132
	JK Holdings Co. Ltd.	3,200	23,957

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	JM Holdings Co. Ltd.	3,300	$39,907
	JMDC, Inc.	2,300	114,452
#	JMS Co. Ltd.	5,000	21,985
	J-Oil Mills, Inc.	5,400	65,709
	Joshin Denki Co. Ltd.	5,100	76,854
	Joyful Honda Co. Ltd.	11,900	140,794
	JP-Holdings, Inc.	13,200	25,449
	JSB Co. Ltd.	600	14,455
	JSP Corp.	3,300	36,562
	JTEKT Corp.	51,200	379,644
#	Juki Corp.	9,000	51,051
	Juroku Financial Group, Inc.	7,700	144,528
	Justsystems Corp.	7,600	234,637
	JVCKenwood Corp.	55,200	71,175
	K&O Energy Group, Inc.	3,800	44,061
	Kadokawa Corp.	5,869	142,519
	Kadoya Sesame Mills, Inc.	400	10,646
	Kaga Electronics Co. Ltd.	4,200	102,339
	Kagome Co. Ltd.	6,200	146,647
	Kajima Corp.	42,000	479,459
	Kakaku.com, Inc.	19,000	372,146
	Kakiyasu Honten Co. Ltd.	2,400	42,563
	Kamakura Shinsho Ltd.	4,900	22,818
	Kameda Seika Co. Ltd.	3,300	117,115
	Kamei Corp.	6,100	49,333
	Kamigumi Co. Ltd.	20,800	422,956
	Kanaden Corp.	4,800	38,492
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	48,783
	Kanamic Network Co. Ltd.	6,700	30,966
	Kanamoto Co. Ltd.	8,356	128,657
	Kandenko Co. Ltd.	25,600	158,929
	Kaneko Seeds Co. Ltd.	2,900	35,613
	Kanematsu Corp.	25,200	262,692
	Kanematsu Electronics Ltd.	3,100	97,370
	Kanemi Co. Ltd.	500	10,428
	Kansai Electric Power Co., Inc.	38,600	391,355
	Kansai Paint Co. Ltd.	17,900	257,404
	Kanto Denka Kogyo Co. Ltd.	13,300	91,217
	Kao Corp.	27,000	1,174,349
	Katakura & Co-op Agri Corp.	700	6,482
	Katakura Industries Co. Ltd.	6,600	101,302
	Katitas Co. Ltd.	11,300	284,480
	Kato Works Co. Ltd.	2,500	15,198
	Kawada Technologies, Inc.	1,400	38,591
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,400	30,185
	Kawasaki Heavy Industries Ltd.	38,200	750,268
#	Kawasaki Kisen Kaisha Ltd.	1,100	81,114
	KDDI Corp.	103,300	3,312,037
	KeePer Technical Laboratory Co. Ltd.	3,200	85,960
	Keihan Holdings Co. Ltd.	6,500	162,175
	Keihanshin Building Co. Ltd.	4,200	41,324
	Keihin Co. Ltd.	900	9,295
	Keikyu Corp.	21,000	233,240
	Keio Corp.	8,000	306,321
	Keisei Electric Railway Co. Ltd.	6,500	178,209
	KEIWA, Inc.	1,000	27,432
	Keiyo Bank Ltd.	28,100	100,236
	Keiyo Co. Ltd.	8,600	63,743
	KEL Corp.	1,000	12,144

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co. Ltd.	2,600	$29,287
	Kewpie Corp.	15,800	274,464
	Keyence Corp.	4,600	1,823,174
	KFC Holdings Japan Ltd.	3,200	70,734
	KFC Ltd.	1,400	17,868
	KH Neochem Co. Ltd.	8,400	160,407
	Kimoto Co. Ltd.	15,800	30,221
#	Kimura Chemical Plants Co. Ltd.	5,400	30,107
	Kimura Unity Co. Ltd.	2,400	14,673
	Kinden Corp.	22,500	265,642
	King Co. Ltd.	3,600	13,605
	King Jim Co. Ltd.	1,300	8,839
	Kinki Sharyo Co. Ltd.	1,300	10,842
	Kintetsu Group Holdings Co. Ltd.	8,800	290,813
	Kissei Pharmaceutical Co. Ltd.	8,000	169,610
	Ki-Star Real Estate Co. Ltd.	1,900	69,530
	Kitagawa Corp.	2,400	25,383
	Kita-Nippon Bank Ltd.	3,200	39,946
	Kitano Construction Corp.	1,000	16,644
#	Kitanotatsujin Corp.	16,900	28,019
	Kito Corp.	7,100	141,588
	Kitz Corp.	20,200	106,682
	Kiyo Bank Ltd.	16,100	176,833
	Koa Corp.	5,600	90,258
	Koa Shoji Holdings Co. Ltd.	2,000	11,145
	Koatsu Gas Kogyo Co. Ltd.	6,900	35,453
	Kobayashi Pharmaceutical Co. Ltd.	1,400	93,268
	Kobe Bussan Co. Ltd.	12,200	347,763
*	Kobe Electric Railway Co. Ltd.	1,300	32,770
	Kobe Steel Ltd.	88,120	409,657
	Koei Tecmo Holdings Co. Ltd.	1,440	50,271
	Kohnan Shoji Co. Ltd.	6,800	190,684
	Kohsoku Corp.	2,000	22,596
	Koito Manufacturing Co. Ltd.	8,600	282,697
#	Kojima Co. Ltd.	7,900	39,495
	Kokusai Pulp & Paper Co. Ltd.	4,800	17,942
	Kokuyo Co. Ltd.	17,400	232,015
#	KOMAIHALTEC, Inc.	1,300	16,447
	Komatsu Ltd.	32,100	742,100
	Komatsu Matere Co. Ltd.	7,000	55,496
	Komatsu Wall Industry Co. Ltd.	2,000	29,005
	KOMEDA Holdings Co. Ltd.	9,900	169,677
	Komehyo Holdings Co. Ltd.	1,800	37,212
	Komeri Co. Ltd.	10,600	213,279
	Komori Corp.	11,900	72,590
	Konaka Co. Ltd.	5,700	14,713
	Konami Holdings Corp.	6,800	401,917
	Kondotec, Inc.	4,900	38,325
	Konica Minolta, Inc.	127,500	452,229
	Konishi Co. Ltd.	6,700	81,908
	Konoike Transport Co. Ltd.	6,500	63,097
	Konoshima Chemical Co. Ltd.	1,600	14,932
*	Kosaido Holdings Co. Ltd.	4,300	34,784
	Kose Corp.	400	35,705
	Kozo Keikaku Engineering, Inc.	1,000	19,006
	Krosaki Harima Corp.	1,400	46,852
	KRS Corp.	3,000	26,418
	K's Holdings Corp.	35,800	361,496
	KU Holdings Co. Ltd.	3,800	35,188

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kubota Corp.	32,000	$531,307
	Kumagai Gumi Co. Ltd.	10,900	231,915
	Kumiai Chemical Industry Co. Ltd.	12,810	95,820
	Kunimine Industries Co. Ltd.	2,600	18,359
	Kurabo Industries Ltd.	4,400	67,491
	Kuraray Co. Ltd.	80,528	648,173
	Kureha Corp.	3,600	273,794
	Kurimoto Ltd.	2,100	26,204
	Kurita Water Industries Ltd.	11,100	450,211
	Kuriyama Holdings Corp.	2,700	18,757
	Kusuri no Aoki Holdings Co. Ltd.	3,600	149,787
	KYB Corp.	5,400	125,568
	Kyocera Corp.	9,300	516,976
#	Kyoden Co. Ltd.	6,700	29,775
	Kyodo Printing Co. Ltd.	2,100	39,541
	Kyoei Steel Ltd.	5,500	60,989
#	Kyokuto Boeki Kaisha Ltd.	1,500	30,048
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	81,909
	Kyokuto Securities Co. Ltd.	5,500	28,809
	Kyokuyo Co. Ltd.	3,000	81,664
	KYORIN Holdings, Inc.	10,100	137,204
	Kyoritsu Printing Co. Ltd.	7,400	8,301
	Kyosan Electric Manufacturing Co. Ltd.	10,000	33,228
	Kyowa Kirin Co. Ltd.	6,600	155,596
	Kyowa Leather Cloth Co. Ltd.	3,800	16,303
	Kyudenko Corp.	11,000	239,431
	Kyushu Electric Power Co., Inc.	41,900	273,881
	Kyushu Financial Group, Inc.	85,550	252,835
	Kyushu Leasing Service Co. Ltd.	2,100	9,162
	Kyushu Railway Co.	13,500	283,037
	LAC Co. Ltd.	1,800	10,600
	Lacto Japan Co. Ltd.	1,700	31,287
	Lasertec Corp.	5,900	844,703
	Lawson, Inc.	9,000	319,153
	LEC, Inc.	7,300	39,470
	Life Corp.	5,200	100,796
	LIFULL Co. Ltd.	12,600	16,640
	LIKE, Inc.	1,800	32,062
	Linical Co. Ltd.	2,200	14,003
	Link & Motivation, Inc.	5,900	25,828
	Lintec Corp.	10,700	188,112
	Lion Corp.	19,000	218,755
	LITALICO, Inc.	4,200	79,628
	Lixil Corp.	42,600	881,617
	Look Holdings, Inc.	2,000	26,113
*	LTS, Inc.	700	19,564
*	M&A Capital Partners Co. Ltd.	3,500	98,093
	M3, Inc.	20,000	696,798
	Mabuchi Motor Co. Ltd.	9,900	283,737
#*	Macbee Planet, Inc.	200	10,960
	Macnica Fuji Electronics Holdings, Inc.	12,550	256,158
	Macromill, Inc.	11,800	81,770
	Maeda Kosen Co. Ltd.	4,200	98,136
	Maezawa Industries, Inc.	3,600	16,751
#	Maezawa Kasei Industries Co. Ltd.	3,600	36,030
	Maezawa Kyuso Industries Co. Ltd.	4,200	29,074
	Makino Milling Machine Co. Ltd.	6,200	211,079
	Makita Corp.	18,100	442,336
#*	Management Solutions Co. Ltd.	1,800	41,941

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mandom Corp.	7,100	$86,681
	Mani, Inc.	5,200	61,576
	MarkLines Co. Ltd.	2,700	46,712
	Marubun Corp.	3,300	19,458
	Marudai Food Co. Ltd.	5,000	59,065
	Marufuji Sheet Piling Co. Ltd.	400	5,820
	Maruha Nichiro Corp.	10,500	195,942
	Marui Group Co. Ltd.	11,100	202,620
	Maruichi Steel Tube Ltd.	13,600	301,025
	MARUKA FURUSATO Corp.	3,392	73,822
#	Marumae Co. Ltd.	1,200	18,234
	Marusan Securities Co. Ltd.	16,100	57,140
	Maruwa Co. Ltd.	2,300	295,565
	Maruwa Unyu Kikan Co. Ltd.	9,200	105,595
	Maruyama Manufacturing Co., Inc.	600	7,115
#	Maruzen CHI Holdings Co. Ltd.	3,900	10,814
	Maruzen Co. Ltd.	1,300	18,312
	Maruzen Showa Unyu Co. Ltd.	3,100	76,391
	Marvelous, Inc.	8,400	43,714
	Matsuda Sangyo Co. Ltd.	3,100	47,226
	Matsui Construction Co. Ltd.	6,000	28,594
	Matsui Securities Co. Ltd.	28,100	169,820
	MatsukiyoCocokara & Co.	3,060	115,532
	Max Co. Ltd.	5,000	63,981
	Maxell Ltd.	12,500	130,746
	Maxvalu Tokai Co. Ltd.	2,300	46,783
	Mazda Motor Corp.	61,206	515,940
	McDonald's Holdings Co. Japan Ltd.	5,000	187,677
	MCJ Co. Ltd.	23,800	168,832
	Mebuki Financial Group, Inc.	170,450	343,890
	MEC Co. Ltd.	3,000	54,244
	Media Do Co. Ltd.	1,800	29,844
	Medical Data Vision Co. Ltd.	6,200	61,241
	Medical System Network Co. Ltd.	7,000	23,315
	Medikit Co. Ltd.	700	12,255
	Medipal Holdings Corp.	19,400	292,696
	Medius Holdings Co. Ltd.	1,500	11,416
*	MedPeer, Inc.	3,100	51,330
	Megachips Corp.	2,600	65,136
	Megmilk Snow Brand Co. Ltd.	11,300	157,330
	Meidensha Corp.	11,700	181,086
	Meiho Facility Works Ltd.	1,800	9,046
	Meiji Electric Industries Co. Ltd.	1,500	12,397
	Meiko Electronics Co. Ltd.	6,600	159,105
	Meisei Industrial Co. Ltd.	10,800	57,748
	Meitec Corp.	17,100	322,361
	Meito Sangyo Co. Ltd.	2,500	31,368
#	Meiwa Corp.	5,000	28,317
	Meiwa Estate Co. Ltd.	2,100	9,998
#	Melco Holdings, Inc.	1,500	40,210
#	Members Co. Ltd.	1,100	23,061
	Menicon Co. Ltd.	13,200	332,852
*	Mercari, Inc.	1,000	17,243
#*	MetaReal Corp.	900	8,021
	METAWATER Co. Ltd.	5,500	82,215
	Micronics Japan Co. Ltd.	7,900	75,875
	Midac Holdings Co. Ltd.	1,500	33,270
	Mie Kotsu Group Holdings, Inc.	12,100	44,015
	Mikuni Corp.	7,000	18,505

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Milbon Co. Ltd.	4,280	$172,613
	MIMAKI ENGINEERING Co. Ltd.	1,500	6,857
	Mimasu Semiconductor Industry Co. Ltd.	4,500	72,161
	Minebea Mitsumi, Inc.	35,490	638,398
	Ministop Co. Ltd.	3,800	41,694
	Mipox Corp.	3,200	15,416
	Mirai Industry Co. Ltd.	1,400	16,410
	Miraial Co. Ltd.	1,700	23,398
	Mirait Holdings Corp.	23,410	292,396
	Miroku Jyoho Service Co. Ltd.	4,500	50,924
	MISUMI Group, Inc.	23,700	589,616
	Mitani Corp.	8,000	95,055
	Mitani Sangyo Co. Ltd.	7,800	18,657
	Mitani Sekisan Co. Ltd.	1,200	35,607
#	Mito Securities Co. Ltd.	16,800	33,552
	Mitsuba Corp.	11,200	35,214
	Mitsubishi Electric Corp.	60,100	634,309
	Mitsubishi Estate Co. Ltd.	32,700	485,648
	Mitsubishi Gas Chemical Co., Inc.	33,000	479,676
	Mitsubishi HC Capital, Inc.	148,570	719,955
	Mitsubishi Heavy Industries Ltd.	22,900	850,333
	Mitsubishi Kakoki Kaisha Ltd.	1,800	27,776
	Mitsubishi Logisnext Co. Ltd.	8,300	55,240
	Mitsubishi Logistics Corp.	11,300	303,204
*	Mitsubishi Motors Corp.	71,100	247,733
*	Mitsubishi Paper Mills Ltd.	6,500	14,543
	Mitsubishi Pencil Co. Ltd.	8,500	90,566
	Mitsubishi Research Institute, Inc.	1,900	62,771
	Mitsubishi UFJ Financial Group, Inc.	488,200	2,750,759
	Mitsuboshi Belting Ltd.	5,800	140,751
	Mitsui Chemicals, Inc.	40,566	854,501
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	64,221
#*	Mitsui E&S Holdings Co. Ltd.	6,500	17,534
	Mitsui Fudosan Co. Ltd.	27,400	612,374
#	Mitsui High-Tec, Inc.	3,400	228,384
	Mitsui Mining & Smelting Co. Ltd.	18,200	435,860
#	Mitsui OSK Lines Ltd.	19,100	523,739
	Mitsui-Soko Holdings Co. Ltd.	5,400	125,940
	Mitsuuroko Group Holdings Co. Ltd.	8,300	59,315
	Miura Co. Ltd.	7,100	171,171
	Mixi, Inc.	11,800	207,720
	Miyaji Engineering Group, Inc.	1,500	37,668
	Miyazaki Bank Ltd.	4,300	68,091
	Mizuho Financial Group, Inc.	98,380	1,173,315
	Mizuho Leasing Co. Ltd.	9,200	229,046
#	Mizuho Medy Co. Ltd.	1,800	40,988
	Mizuno Corp.	5,500	103,284
	Modec, Inc.	5,300	49,396
	Monex Group, Inc.	52,500	185,240
	Monogatari Corp.	1,100	48,445
	MonotaRO Co. Ltd.	22,800	407,102
	Morinaga & Co. Ltd.	8,500	267,133
	Morinaga Milk Industry Co. Ltd.	9,700	357,667
	Moriroku Holdings Co. Ltd.	2,200	30,797
	Morita Holdings Corp.	8,100	82,092
	Morito Co. Ltd.	5,100	28,766
	Morningstar Japan KK	6,900	26,003
	Morozoff Ltd.	1,000	27,437
#	Mortgage Service Japan Ltd.	2,200	16,350

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	MrMax Holdings Ltd.	8,700	$40,974
	MS&AD Insurance Group Holdings, Inc.	17,600	570,792
	MTI Ltd.	4,700	18,895
	m-up Holdings, Inc.	5,600	65,122
	Murakami Corp.	1,400	24,163
	Murata Manufacturing Co. Ltd.	33,900	1,980,123
	Musashi Co. Ltd.	300	3,298
	Musashi Seimitsu Industry Co. Ltd.	15,600	167,801
	Musashino Bank Ltd.	7,800	103,847
	Mutoh Holdings Co. Ltd.	200	3,150
	Nabtesco Corp.	11,600	278,007
	NAC Co. Ltd.	2,700	19,759
	Nachi-Fujikoshi Corp.	4,500	125,357
	Nadex Co. Ltd.	1,100	6,229
	Nafco Co. Ltd.	2,900	34,872
	Nagano Bank Ltd.	1,800	17,346
	Nagano Keiki Co. Ltd.	4,100	36,365
	Nagase & Co. Ltd.	26,100	392,586
	Nagatanien Holdings Co. Ltd.	2,700	41,074
	Nagawa Co. Ltd.	900	55,674
	Nagoya Railroad Co. Ltd.	18,000	290,161
	Naigai Tec Corp.	600	11,833
	Naigai Trans Line Ltd.	600	9,180
	Nakabayashi Co. Ltd.	4,900	19,171
	Nakamoto Packs Co. Ltd.	1,600	19,516
*	Nakamura Choukou Co. Ltd.	3,800	16,663
	Nakamuraya Co. Ltd.	900	21,387
	Nakanishi, Inc.	12,300	231,487
	Nakayamafuku Co. Ltd.	1,900	4,444
	Nakayo, Inc.	1,100	9,439
*	Namura Shipbuilding Co. Ltd.	12,900	40,869
	Nankai Electric Railway Co. Ltd.	11,300	223,236
	Nanto Bank Ltd.	7,800	118,729
	Narasaki Sangyo Co. Ltd.	1,000	13,279
	Natori Co. Ltd.	2,900	45,439
	NEC Capital Solutions Ltd.	2,400	38,672
	NEC Corp.	23,500	867,489
	NEC Networks & System Integration Corp.	11,500	158,738
	NET One Systems Co. Ltd.	20,600	479,764
	New Art Holdings Co. Ltd.	2,100	21,888
	New Japan Chemical Co. Ltd.	5,200	10,813
	Nexon Co. Ltd.	3,300	74,917
	Nextage Co. Ltd.	10,600	234,462
*	NexTone, Inc.	800	21,675
	NGK Insulators Ltd.	33,700	492,904
	NGK Spark Plug Co. Ltd.	32,000	626,638
	NH Foods Ltd.	18,500	560,488
	NHK Spring Co. Ltd.	53,200	362,544
	Nicca Chemical Co. Ltd.	1,900	11,719
	Nice Corp.	1,400	17,700
	Nichias Corp.	15,700	280,164
	Nichiban Co. Ltd.	2,800	35,195
	Nichicon Corp.	9,200	88,264
	Nichiden Corp.	3,400	50,571
	Nichiha Corp.	7,200	148,743
	Nichirei Corp.	23,000	410,398
	Nichireki Co. Ltd.	5,800	60,845
	Nichirin Co. Ltd.	2,810	33,269
	Nidec Corp.	11,200	778,333

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nifco, Inc.	17,300	$419,841
	Nihon Chouzai Co. Ltd.	2,800	29,942
#	Nihon Dempa Kogyo Co. Ltd.	4,700	40,833
	Nihon Dengi Co. Ltd.	900	22,234
	Nihon Denkei Co. Ltd.	1,350	14,873
	Nihon Flush Co. Ltd.	5,100	37,639
#	Nihon House Holdings Co. Ltd.	11,100	34,570
	Nihon Kagaku Sangyo Co. Ltd.	2,900	22,741
	Nihon Kohden Corp.	13,500	302,051
	Nihon M&A Center Holdings, Inc.	43,300	579,442
	Nihon Nohyaku Co. Ltd.	9,800	50,629
	Nihon Parkerizing Co. Ltd.	19,400	139,776
	Nihon Plast Co. Ltd.	3,800	13,159
	Nihon Tokushu Toryo Co. Ltd.	2,700	19,794
	Niitaka Co. Ltd.	500	8,676
	Nikkato Corp.	1,400	4,828
	Nikkiso Co. Ltd.	16,700	103,682
	Nikko Co. Ltd.	8,000	39,037
	Nikkon Holdings Co. Ltd.	14,900	274,016
	Nikon Corp.	22,500	259,122
	Nintendo Co. Ltd.	4,900	2,191,148
	Nippi, Inc.	400	10,306
	Nippn Corp.	13,100	157,973
	Nippon Air Conditioning Services Co. Ltd.	3,800	22,377
	Nippon Aqua Co. Ltd.	1,900	8,914
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	38,189
	Nippon Carbide Industries Co., Inc.	1,700	17,584
	Nippon Carbon Co. Ltd.	2,400	73,740
	Nippon Care Supply Co. Ltd.	700	7,929
	Nippon Ceramic Co. Ltd.	2,100	33,041
	Nippon Chemical Industrial Co. Ltd.	1,799	27,644
*	Nippon Chemi-Con Corp.	5,200	68,036
	Nippon Concept Corp.	2,200	26,574
	Nippon Concrete Industries Co. Ltd.	4,300	8,832
	Nippon Densetsu Kogyo Co. Ltd.	9,600	130,835
	Nippon Dry-Chemical Co. Ltd.	1,600	20,213
	Nippon Electric Glass Co. Ltd.	15,600	310,594
	Nippon Express Holdings, Inc.	13,100	782,796
	Nippon Felt Co. Ltd.	2,300	7,190
	Nippon Filcon Co. Ltd.	1,900	7,014
	Nippon Fine Chemical Co. Ltd.	2,700	39,961
	Nippon Gas Co. Ltd.	29,300	439,924
	Nippon Hume Corp.	6,600	32,822
#	Nippon Kodoshi Corp.	1,600	24,821
	Nippon Koei Co. Ltd.	3,800	99,241
	Nippon Light Metal Holdings Co. Ltd.	15,081	180,359
	Nippon Paint Holdings Co. Ltd.	8,500	64,975
	Nippon Paper Industries Co. Ltd.	26,678	193,473
#	Nippon Parking Development Co. Ltd.	51,500	65,476
	Nippon Pillar Packing Co. Ltd.	5,000	101,509
	Nippon Piston Ring Co. Ltd.	2,300	22,065
	Nippon Rietec Co. Ltd.	2,400	17,198
	Nippon Road Co. Ltd.	1,000	50,918
	Nippon Seiki Co. Ltd.	13,400	86,013
	Nippon Seisen Co. Ltd.	600	20,519
	Nippon Sharyo Ltd.	2,200	35,306
*	Nippon Sheet Glass Co. Ltd.	24,600	71,757
	Nippon Shinyaku Co. Ltd.	3,000	185,675
	Nippon Shokubai Co. Ltd.	5,300	207,448

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Signal Co. Ltd	11,500	$84,900
	Nippon Soda Co. Ltd.	6,500	205,498
	Nippon Steel Trading Corp.	4,100	159,396
	Nippon Suisan Kaisha Ltd.	91,200	410,585
	Nippon Systemware Co. Ltd.	1,800	33,117
	Nippon Telegraph & Telephone Corp.	36,300	1,036,921
	Nippon Thompson Co. Ltd.	14,800	59,349
	Nippon Yusen KK	20,400	1,602,447
	Nishikawa Rubber Co. Ltd.	2,100	19,699
	Nishimatsu Construction Co. Ltd.	10,700	320,496
	Nishimatsuya Chain Co. Ltd.	5,600	69,133
	Nishimoto Co. Ltd.	700	20,865
	Nishi-Nippon Financial Holdings, Inc.	33,700	188,021
	Nishi-Nippon Railroad Co. Ltd.	7,400	163,309
	Nishio Rent All Co. Ltd.	6,100	131,899
	Nissan Motor Co. Ltd.	149,100	567,007
	Nissan Shatai Co. Ltd.	17,700	86,730
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	9,848
	Nissei ASB Machine Co. Ltd.	2,500	69,314
	Nissei Plastic Industrial Co. Ltd.	4,600	32,168
#	Nissha Co. Ltd.	11,400	134,215
	Nisshin Group Holdings Co. Ltd.	9,400	31,411
	Nisshin Oillio Group Ltd.	6,200	150,982
	Nisshin Seifun Group, Inc.	20,340	250,374
	Nisshinbo Holdings, Inc.	40,311	321,089
	Nissin Corp.	3,500	43,489
	Nissin Electric Co. Ltd.	12,400	142,482
	Nissin Foods Holdings Co. Ltd.	2,600	188,308
	Nissin Sugar Co. Ltd.	3,100	41,476
	Nisso Corp.	2,800	12,647
	Nissui Pharmaceutical Co. Ltd.	2,600	33,385
	Nitori Holdings Co. Ltd.	6,300	666,531
	Nitta Corp.	5,800	127,607
	Nitta Gelatin, Inc.	3,200	14,870
	Nitto Boseki Co. Ltd.	3,200	58,218
	Nitto Denko Corp.	13,200	850,017
	Nitto Fuji Flour Milling Co. Ltd.	600	20,608
	Nitto Kogyo Corp.	7,300	142,155
	Nitto Kohki Co. Ltd.	3,400	40,732
	Nitto Seiko Co. Ltd.	6,900	26,830
	Nittoc Construction Co. Ltd.	6,700	43,826
	NJS Co. Ltd.	1,500	22,287
	Noda Corp.	2,000	19,461
	Noevir Holdings Co. Ltd.	2,700	119,925
	NOF Corp.	8,600	340,276
	Nojima Corp.	8,500	186,448
	NOK Corp.	22,000	197,550
	Nomura Co. Ltd.	2,200	14,602
	Nomura Holdings, Inc.	158,600	605,140
#	Nomura Holdings, Inc., Sponsored ADR	54,647	209,298
#	Nomura Micro Science Co. Ltd.	1,400	38,245
	Nomura Real Estate Holdings, Inc.	12,000	291,112
	Nomura Research Institute Ltd.	14,489	435,312
	Noritake Co. Ltd.	2,700	86,413
	Noritsu Koki Co. Ltd.	4,200	75,230
	Noritz Corp.	8,000	89,608
	North Pacific Bank Ltd.	80,000	137,643
	Nozawa Corp.	2,000	10,729
	NS Solutions Corp.	3,200	94,160

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NS Tool Co. Ltd.	3,500	$33,557
	NSD Co. Ltd.	12,700	238,563
	NSK Ltd.	71,600	400,967
*	NTN Corp.	107,821	200,141
	NTT Data Corp.	42,500	643,237
	Oat Agrio Co. Ltd.	1,200	15,788
#	Obara Group, Inc.	2,300	51,913
	Obayashi Corp.	63,100	464,065
	OBIC Business Consultants Co. Ltd.	1,400	47,761
	Obic Co. Ltd.	1,100	175,857
	Ocean System Corp.	1,000	7,451
#	Ochi Holdings Co. Ltd.	1,000	9,230
	Odakyu Electric Railway Co. Ltd.	15,199	217,990
	Odawara Engineering Co. Ltd.	600	7,215
	Ogaki Kyoritsu Bank Ltd.	9,300	121,846
	Ohara, Inc.	1,700	15,890
#	Ohashi Technica, Inc.	3,300	34,319
	Ohba Co. Ltd.	1,700	9,115
#	Ohizumi Mfg. Co. Ltd.	700	4,663
	Ohsho Food Service Corp.	2,100	110,039
	Oiles Corp.	6,940	83,423
#*	Oisix ra daichi, Inc.	5,700	76,618
	Oita Bank Ltd.	3,900	57,392
	Oji Holdings Corp.	164,800	687,077
	Okabe Co. Ltd.	10,200	47,797
	Okada Aiyon Corp.	800	8,822
	Okamoto Machine Tool Works Ltd.	1,100	33,097
	Okamura Corp.	14,900	148,702
	Okasan Securities Group, Inc.	45,100	115,243
	Oki Electric Industry Co. Ltd.	22,348	129,119
	Okinawa Cellular Telephone Co.	3,700	150,643
	Okinawa Financial Group, Inc.	6,380	107,091
	OKUMA Corp.	5,100	200,387
	Okumura Corp.	8,000	177,843
	Okura Industrial Co. Ltd.	2,600	34,717
	Okuwa Co. Ltd.	5,900	39,082
	Omron Corp.	6,000	335,568
	ONO Sokki Co. Ltd.	3,200	10,003
	Onoken Co. Ltd.	4,000	42,635
	Onward Holdings Co. Ltd.	29,800	56,654
	Open House Group Co. Ltd.	10,200	444,977
	Optex Group Co. Ltd.	5,800	90,250
*	Optim Corp.	3,400	21,516
	Optorun Co. Ltd.	4,300	61,016
	Oracle Corp.	2,900	180,868
	Orchestra Holdings, Inc.	400	8,138
	Organo Corp.	1,800	125,937
	Oricon, Inc.	2,300	14,155
	Orient Corp.	149,800	152,279
	Oriental Consultants Holdings Co. Ltd.	500	10,524
	Oriental Land Co. Ltd.	1,100	167,012
	Oriental Shiraishi Corp.	31,900	60,222
	ORIX Corp.	133,000	2,370,302
	Oro Co. Ltd.	1,400	16,581
	Osaka Gas Co. Ltd.	20,800	373,944
	Osaka Organic Chemical Industry Ltd.	3,000	56,373
	Osaka Soda Co. Ltd.	2,700	69,006
	Osaki Electric Co. Ltd.	11,100	43,120
	OSG Corp.	13,900	190,772

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Otsuka Corp.	9,500	$296,264
	OUG Holdings, Inc.	1,000	21,080
	Outsourcing, Inc.	28,700	258,177
	Oyo Corp.	5,800	77,293
	Ozu Corp.	700	9,759
	Pacific Industrial Co. Ltd.	14,400	111,133
#	Pack Corp.	3,200	58,508
	PAL GROUP Holdings Co. Ltd.	4,200	71,828
	PALTAC Corp.	4,000	125,394
	Pan Pacific International Holdings Corp.	40,700	633,718
	Panasonic Corp.	202,600	1,672,693
	Paraca, Inc.	1,500	21,419
	Paramount Bed Holdings Co. Ltd.	10,200	189,085
	Paris Miki Holdings, Inc.	8,700	17,455
*	Park24 Co. Ltd.	19,100	268,388
	Parker Corp.	3,000	12,338
	Pasona Group, Inc.	6,100	93,803
	PC Depot Corp.	7,800	17,870
	PCA Corp.	900	8,124
	PCI Holdings, Inc.	1,100	8,073
	Pegasus Sewing Machine Manufacturing Co. Ltd.	5,300	30,415
	Penta-Ocean Construction Co. Ltd.	60,200	330,887
	People Dreams & Technologies Group Co. Ltd.	1,400	28,217
*	PeptiDream, Inc.	7,300	91,411
	Persol Holdings Co. Ltd.	13,500	279,474
*	PIA Corp.	1,400	34,024
	Pickles Corp.	2,400	20,578
	Pigeon Corp.	23,200	337,976
	Pilot Corp.	5,100	194,921
	Piolax, Inc.	7,100	106,162
	Pipedo HD, Inc.	1,300	27,402
	Plenus Co. Ltd.	2,300	34,401
	Pola Orbis Holdings, Inc.	3,900	47,804
	Pole To Win Holdings, Inc.	8,400	65,073
	Poppins Corp.	1,400	20,661
	Premium Group Co. Ltd.	2,900	99,640
	Premium Water Holdings, Inc.	800	16,713
#	Press Kogyo Co. Ltd.	23,000	70,874
	Pressance Corp.	7,000	82,582
	Prestige International, Inc.	20,100	104,617
	Prima Meat Packers Ltd.	7,199	122,690
	Procrea Holdings, Inc.	8,008	123,126
	Pronexus, Inc.	1,800	15,340
	Pro-Ship, Inc.	800	9,758
	Proto Corp.	5,000	41,943
	PS Mitsubishi Construction Co. Ltd.	10,100	47,719
	Punch Industry Co. Ltd.	4,300	14,996
	QB Net Holdings Co. Ltd.	2,900	29,681
	Qol Holdings Co. Ltd.	8,200	92,241
	Quick Co. Ltd.	1,500	17,245
	Raccoon Holdings, Inc.	4,100	47,294
	Raito Kogyo Co. Ltd.	8,000	118,021
	Raiznext Corp.	7,900	72,673
	Rakus Co. Ltd.	14,100	199,473
	Rakuten Group, Inc.	51,700	256,305
	Rasa Corp.	1,700	12,422
	Rasa Industries Ltd.	2,100	30,132
	Raysum Co. Ltd.	3,300	32,709
	Recruit Holdings Co. Ltd.	56,500	2,111,576

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Relia, Inc.	11,900	$99,258
	Relo Group, Inc.	18,100	300,550
*	Renesas Electronics Corp.	68,100	648,642
	Rengo Co. Ltd.	55,500	324,572
*	RENOVA, Inc.	2,400	45,378
	Resona Holdings, Inc.	180,163	700,157
	Resorttrust, Inc.	13,700	225,235
	Restar Holdings Corp.	4,900	71,737
	Retail Partners Co. Ltd.	4,600	42,084
	Rheon Automatic Machinery Co. Ltd.	3,400	33,234
	Rhythm Co. Ltd.	1,100	12,843
	Riberesute Corp.	1,300	7,433
	Ricoh Co. Ltd.	54,500	438,347
	Ricoh Leasing Co. Ltd.	3,900	104,804
	Ride On Express Holdings Co. Ltd.	1,500	14,714
*	Right On Co. Ltd.	4,200	23,453
	Riken Corp.	2,100	37,559
	Riken Keiki Co. Ltd.	2,600	81,078
	Riken Technos Corp.	12,300	43,481
	Riken Vitamin Co. Ltd.	3,400	44,153
	Rinnai Corp.	5,100	387,745
	Rion Co. Ltd.	1,800	32,610
	Riso Kyoiku Co. Ltd.	25,100	58,805
	Rix Corp.	800	12,422
	Rohm Co. Ltd.	5,600	415,579
	Rohto Pharmaceutical Co. Ltd.	12,000	359,685
	Rokko Butter Co. Ltd.	3,500	38,124
	Roland Corp.	3,300	106,946
	Roland DG Corp.	3,900	98,938
	Rorze Corp.	2,700	173,727
	Round One Corp.	5,900	66,495
	RS Technologies Co. Ltd.	400	18,812
	Ryobi Ltd.	6,600	55,561
	Ryoden Corp.	3,500	43,059
	Ryohin Keikaku Co. Ltd.	55,500	550,880
	Ryosan Co. Ltd.	5,400	90,959
	S Foods, Inc.	4,600	105,700
	S&B Foods, Inc.	1,300	36,183
	Sac's Bar Holdings, Inc.	4,300	19,881
	Saibu Gas Holdings Co. Ltd.	4,800	66,711
	Saison Information Systems Co. Ltd.	1,400	19,265
	Sakai Chemical Industry Co. Ltd.	3,500	51,195
	Sakai Heavy Industries Ltd.	500	11,237
	Sakai Moving Service Co. Ltd.	2,300	85,469
	Sakata INX Corp.	11,900	88,378
	Sakura Internet, Inc.	4,600	20,394
	Sala Corp.	16,500	89,999
	SAMTY Co. Ltd.	4,700	72,844
	San Holdings, Inc.	2,600	36,478
	San ju San Financial Group, Inc.	6,050	64,189
	San-A Co. Ltd.	2,700	84,829
	San-Ai Obbli Co. Ltd.	15,800	127,174
*	Sanden Corp.	3,600	6,535
	Sanei Architecture Planning Co. Ltd.	2,700	33,797
	Sangetsu Corp.	8,700	104,813
	San-In Godo Bank Ltd.	39,100	198,683
#*	Sanix, Inc.	7,600	14,161
	Sanken Electric Co. Ltd.	4,700	181,186
	Sanki Engineering Co. Ltd.	9,000	112,152

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanko Gosei Ltd.	4,500	$12,847
	Sanko Metal Industrial Co. Ltd.	800	16,178
	Sankyo Frontier Co. Ltd.	1,100	33,276
	Sankyo Seiko Co. Ltd.	8,500	32,562
	Sankyo Tateyama, Inc.	6,600	32,098
	Sankyu, Inc.	13,000	431,090
	Sanoh Industrial Co. Ltd.	8,500	44,581
	Sansei Landic Co. Ltd.	2,000	12,418
	Sansei Technologies, Inc.	2,400	14,892
	Sansha Electric Manufacturing Co. Ltd.	2,800	19,074
	Sanshin Electronics Co. Ltd.	2,600	30,148
	Santen Pharmaceutical Co. Ltd.	64,300	520,839
	Sanwa Holdings Corp.	39,800	429,945
	Sanyo Chemical Industries Ltd.	3,100	112,004
	Sanyo Denki Co. Ltd.	2,500	103,832
	Sanyo Electric Railway Co. Ltd.	3,200	54,114
	Sanyo Engineering & Construction, Inc.	2,300	11,747
*	Sanyo Shokai Ltd.	3,599	23,672
	Sanyo Special Steel Co. Ltd.	6,500	99,196
	Sanyo Trading Co. Ltd.	4,800	36,467
	Sata Construction Co. Ltd.	3,000	10,163
	Sato Foods Co. Ltd.	300	11,362
	Sato Holdings Corp.	6,600	98,790
	Sato Shoji Corp.	3,600	30,393
#	Satori Electric Co. Ltd.	3,200	26,643
	SB Technology Corp.	2,100	40,875
	SBI Holdings, Inc.	39,300	797,296
*	SBI Insurance Group Co. Ltd.	900	5,999
	SBS Holdings, Inc.	6,000	125,964
	Scala, Inc.	2,800	15,742
	SCREEN Holdings Co. Ltd.	5,700	412,505
	Scroll Corp.	9,300	62,091
	SCSK Corp.	17,100	301,135
	SEC Carbon Ltd.	500	19,146
	Sega Sammy Holdings, Inc.	7,300	125,365
	Seibu Electric & Machinery Co. Ltd.	1,200	12,985
	Seibu Holdings, Inc.	21,500	217,333
	Seika Corp.	2,100	26,082
	Seikagaku Corp.	8,300	53,819
	Seikitokyu Kogyo Co. Ltd.	9,100	56,719
	Seiko Electric Co. Ltd.	700	6,301
	Seiko Epson Corp.	52,500	788,690
	Seiko Holdings Corp.	7,499	165,532
	Seiko PMC Corp.	3,600	14,835
	Seino Holdings Co. Ltd.	32,500	269,572
#	Seiren Co. Ltd.	7,900	120,669
	Sekisui Chemical Co. Ltd.	44,400	624,684
#	Sekisui House Ltd.	43,800	775,759
	Sekisui Jushi Corp.	5,900	77,106
	Sekisui Kasei Co. Ltd.	7,400	23,010
#	SEMITEC Corp.	300	16,278
	Senko Group Holdings Co. Ltd.	34,400	238,116
	Senshu Electric Co. Ltd.	1,000	39,159
	Senshu Ikeda Holdings, Inc.	61,400	95,636
	Senshukai Co. Ltd.	8,300	24,524
	Seria Co. Ltd.	11,900	237,035
	Seven & I Holdings Co. Ltd.	43,200	1,760,841
	Seven Bank Ltd.	146,500	290,719
	SG Holdings Co. Ltd.	28,800	549,635

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sharp Corp.	45,300	$364,620
	Shibaura Electronics Co. Ltd.	2,300	86,580
	Shibaura Machine Co. Ltd.	3,900	83,481
	Shibaura Mechatronics Corp.	1,000	75,754
	Shibusawa Warehouse Co. Ltd.	2,600	42,166
	Shibuya Corp.	3,900	73,024
	Shidax Corp.	6,100	24,720
*	SHIFT, Inc.	1,400	220,030
	Shiga Bank Ltd.	10,700	217,814
	Shikibo Ltd.	2,900	19,699
	Shikoku Bank Ltd.	9,300	59,259
	Shikoku Chemicals Corp.	11,400	107,950
	Shima Seiki Manufacturing Ltd.	7,600	127,387
	Shimamura Co. Ltd.	3,300	316,448
	Shimano, Inc.	4,100	684,889
	Shimizu Bank Ltd.	3,400	37,550
	Shimizu Corp.	54,500	308,941
	Shimojima Co. Ltd.	2,400	18,163
	Shin Nippon Air Technologies Co. Ltd.	2,800	39,923
	Shin Nippon Biomedical Laboratories Ltd.	5,300	82,014
	Shinagawa Refractories Co. Ltd.	1,600	44,640
#	Shindengen Electric Manufacturing Co. Ltd.	2,200	57,952
	Shin-Etsu Chemical Co. Ltd.	18,000	2,305,696
	Shin-Etsu Polymer Co. Ltd.	10,400	107,798
	Shin-Keisei Electric Railway Co. Ltd.	700	15,643
	Shinki Bus Co. Ltd.	600	14,814
	Shinko Electric Industries Co. Ltd.	10,200	262,687
	Shinko Shoji Co. Ltd.	6,300	42,978
	Shinmaywa Industries Ltd.	15,800	126,433
	Shinnihon Corp.	8,500	47,518
	Shin-Nihon Tatemono Co. Ltd.	3,800	12,219
#	Shinnihonseiyaku Co. Ltd.	1,400	16,962
	Shinoken Group Co. Ltd.	7,200	59,634
	Shinsho Corp.	1,400	40,612
	Shinwa Co. Ltd.	2,600	44,657
	Shinwa Co. Ltd.	1,900	11,245
	Ship Healthcare Holdings, Inc.	17,100	326,798
	Shizuki Electric Co., Inc.	3,200	12,965
	Shizuoka Bank Ltd.	45,000	272,314
	Shizuoka Gas Co. Ltd.	14,300	101,467
	SHO-BOND Holdings Co. Ltd.	1,700	75,216
*	Shobunsha Holdings, Inc.	3,000	7,502
	Shoei Co. Ltd.	5,500	236,191
#	Shoei Foods Corp.	2,200	65,367
	Shofu, Inc.	2,600	35,234
	Showa Denko KK	46,800	784,861
	Showa Sangyo Co. Ltd.	4,700	89,458
	Showa Shinku Co. Ltd.	700	7,566
	Sigma Koki Co. Ltd.	700	7,929
	SIGMAXYZ Holdings, Inc.	5,200	49,045
	Siix Corp.	7,900	57,616
#*	Silver Life Co. Ltd.	800	8,079
	Sinanen Holdings Co. Ltd.	1,900	52,347
	Sinfonia Technology Co. Ltd.	6,900	75,111
	Sinko Industries Ltd.	4,500	57,042
	Sintokogio Ltd.	10,000	54,914
	SK Kaken Co. Ltd.	200	51,674
	SK-Electronics Co. Ltd.	2,100	15,076
	SKY Perfect JSAT Holdings, Inc.	38,100	159,625

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Skylark Holdings Co. Ltd.	41,900	$499,931
	SMC Corp.	900	443,553
	SMK Corp.	1,100	18,220
	SMS Co. Ltd.	14,400	346,171
#	Snow Peak, Inc.	6,200	124,527
	Soda Nikka Co. Ltd.	4,200	18,141
	Sodick Co. Ltd.	13,900	86,959
	Soft99 Corp.	3,800	32,132
	Softbank Corp.	121,900	1,409,438
	SoftBank Group Corp.	140,800	5,914,554
	Softcreate Holdings Corp.	1,300	40,354
	Software Service, Inc.	600	30,521
	Sohgo Security Services Co. Ltd.	12,900	361,509
	Soken Chemical & Engineering Co. Ltd.	2,200	31,164
	Solasto Corp.	12,000	77,044
	Soliton Systems KK	2,100	21,347
	Solxyz Co. Ltd.	4,200	11,657
	Sompo Holdings, Inc.	22,400	999,739
	Sony Group Corp.	67,900	5,759,815
	Sotetsu Holdings, Inc.	11,500	203,328
	Sotoh Co. Ltd.	2,900	18,307
	Space Co. Ltd.	4,390	29,984
	Sparx Group Co. Ltd.	24,200	54,894
	SPK Corp.	2,200	23,110
	S-Pool, Inc.	13,400	110,938
	Sprix Ltd.	800	6,228
	Square Enix Holdings Co. Ltd.	3,700	171,679
	SRA Holdings	2,600	57,427
*	SRE Holdings Corp.	900	18,654
	ST Corp.	2,000	23,495
	St. Marc Holdings Co. Ltd.	3,900	47,788
	Stanley Electric Co. Ltd.	23,000	404,164
	Star Mica Holdings Co. Ltd.	3,200	38,253
	Star Micronics Co. Ltd.	8,300	107,555
	Starts Corp., Inc.	9,300	201,865
	Starzen Co. Ltd.	4,200	64,442
#	St-Care Holding Corp.	2,700	18,673
	Stella Chemifa Corp.	2,900	54,984
	Step Co. Ltd.	2,300	30,219
	Strike Co. Ltd.	1,700	49,925
#	Studio Alice Co. Ltd.	3,200	55,706
	Subaru Corp.	26,800	466,344
	Subaru Enterprise Co. Ltd.	400	26,211
	Sugi Holdings Co. Ltd.	6,600	297,752
	Sugimoto & Co. Ltd.	2,600	40,889
	SUMCO Corp.	49,500	692,640
	Sumida Corp.	8,500	53,362
	Sumitomo Densetsu Co. Ltd.	4,100	82,285
	Sumitomo Electric Industries Ltd.	81,700	910,856
	Sumitomo Forestry Co. Ltd.	31,700	492,191
	Sumitomo Heavy Industries Ltd.	23,300	533,100
	Sumitomo Metal Mining Co. Ltd.	31,100	977,902
	Sumitomo Mitsui Construction Co. Ltd.	37,320	126,842
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	72,533
	Sumitomo Mitsui Financial Group, Inc.	49,800	1,562,330
	Sumitomo Mitsui Trust Holdings, Inc.	29,700	975,623
	Sumitomo Precision Products Co. Ltd.	600	12,311
	Sumitomo Realty & Development Co. Ltd.	22,000	607,487
	Sumitomo Rubber Industries Ltd.	45,025	405,961

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Seika Chemicals Co. Ltd.	2,800	$62,969
	Sumitomo Warehouse Co. Ltd.	14,500	228,838
	Sun Frontier Fudousan Co. Ltd.	9,900	82,993
	Suncall Corp.	3,600	17,157
	Sundrug Co. Ltd.	15,300	358,895
	Suntory Beverage & Food Ltd.	7,400	291,985
	Sun-Wa Technos Corp.	3,300	35,391
	Suruga Bank Ltd.	39,300	110,150
	Suzuken Co. Ltd.	12,150	335,813
	Suzuki Co. Ltd.	4,100	24,760
	Suzuki Motor Corp.	13,300	435,965
	SWCC Showa Holdings Co. Ltd.	5,900	78,712
*	SymBio Pharmaceuticals Ltd.	5,100	26,059
	System D, Inc.	1,300	12,855
	System Information Co. Ltd.	4,200	31,238
	System Research Co. Ltd.	1,200	19,012
	System Support, Inc.	900	8,830
	Systems Engineering Consultants Co. Ltd.	500	9,210
	Systena Corp.	64,600	221,531
	Syuppin Co. Ltd.	3,700	39,267
	T Hasegawa Co. Ltd.	6,900	158,210
	T RAD Co. Ltd.	1,500	29,326
	T&D Holdings, Inc.	44,300	501,389
	T&K Toka Co. Ltd.	6,000	39,623
	Tachibana Eletech Co. Ltd.	4,880	56,821
	Tachikawa Corp.	2,800	23,282
	Tachi-S Co. Ltd.	7,100	63,221
	Tadano Ltd.	26,800	194,762
	Taihei Dengyo Kaisha Ltd.	4,200	96,168
	Taiho Kogyo Co. Ltd.	4,700	23,769
	Taikisha Ltd.	6,100	150,989
	Taiko Bank Ltd.	1,900	19,807
	Taisei Corp.	11,900	379,691
	Taisei Lamick Co. Ltd.	1,500	30,655
	Taisei Oncho Co. Ltd.	1,100	15,470
	Taisho Pharmaceutical Holdings Co. Ltd.	7,050	280,716
	Taiyo Holdings Co. Ltd.	8,400	181,150
	Taiyo Yuden Co. Ltd.	13,500	479,790
	Takachiho Koheki Co. Ltd.	1,900	28,889
	Takamatsu Construction Group Co. Ltd.	4,400	70,338
	Takamatsu Machinery Co. Ltd.	900	4,328
	Takamiya Co. Ltd.	4,700	13,413
	Takano Co. Ltd.	2,300	14,238
	Takaoka Toko Co. Ltd.	3,000	43,615
	Takara & Co. Ltd.	3,000	45,274
	Takara Leben Co. Ltd.	27,900	77,487
	Takara Standard Co. Ltd.	9,200	92,121
	Takasago International Corp.	4,200	81,467
	Takasago Thermal Engineering Co. Ltd.	9,400	119,560
	Takashima & Co. Ltd.	600	11,880
	Takashimaya Co. Ltd.	39,500	424,339
	Takasho Co. Ltd.	1,100	5,836
	TAKEBISHI Corp.	2,200	24,827
	Takemoto Yohki Co. Ltd.	2,500	14,415
	Takeuchi Manufacturing Co. Ltd.	5,700	110,152
	Takisawa Machine Tool Co. Ltd.	1,800	16,050
	Takuma Co. Ltd.	8,100	85,696
	Tama Home Co. Ltd.	4,700	87,420
	Tamron Co. Ltd.	4,300	92,943

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tamura Corp.	18,000	$83,759
	Tanabe Engineering Corp.	1,100	7,455
	Tanseisha Co. Ltd.	9,100	55,000
	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	36,547
	Tayca Corp.	4,200	38,014
	Tazmo Co. Ltd.	2,800	26,686
	Tbk Co. Ltd.	6,200	15,618
	TBS Holdings, Inc.	7,500	96,044
	TDC Soft, Inc.	2,800	24,600
	TDK Corp.	54,800	1,725,907
	TechMatrix Corp.	7,500	104,415
	TECHNO ASSOCIE Co. Ltd.	1,500	13,295
	Techno Horizon Co. Ltd.	4,200	17,446
	Techno Medica Co. Ltd.	900	10,690
	Techno Ryowa Ltd.	1,600	10,742
	Techno Smart Corp.	2,600	25,370
	Technoflex Corp.	700	5,308
	TechnoPro Holdings, Inc.	17,400	404,354
	Tecnos Japan, Inc.	1,700	6,306
	Teikoku Electric Manufacturing Co. Ltd.	2,400	32,982
	Teikoku Sen-I Co. Ltd.	4,600	58,308
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	17,833
	Tekken Corp.	3,300	45,157
	Temairazu, Inc.	400	15,588
	Tenma Corp.	4,400	76,954
	Terasaki Electric Co. Ltd.	800	6,307
	Terumo Corp.	8,600	293,635
	TESEC Corp.	700	9,574
	T-Gaia Corp.	5,300	65,068
	THK Co. Ltd.	13,600	288,531
	TIS, Inc.	21,000	595,437
	TKC Corp.	4,800	126,124
	Toa Corp.	6,200	36,574
	Toa Corp.	4,100	80,033
	TOA ROAD Corp.	1,200	53,658
	Toagosei Co. Ltd.	29,500	229,039
	Toba, Inc.	500	10,833
	Tobishima Corp.	5,970	47,701
	Tobu Railway Co. Ltd.	9,700	230,325
	TOC Co. Ltd.	9,500	56,719
	Tocalo Co. Ltd.	13,600	130,775
	Tochigi Bank Ltd.	29,200	65,578
	Toda Corp.	49,600	266,047
*	Toda Kogyo Corp.	700	12,727
#	Toei Animation Co. Ltd.	800	66,318
	Toei Co. Ltd.	700	100,408
	Toell Co. Ltd.	1,900	13,112
	Toenec Corp.	2,000	56,127
	Togami Electric Manufacturing Co. Ltd.	1,000	13,264
	Toho Bank Ltd.	57,400	92,373
	Toho Co. Ltd.	2,200	87,364
	Toho Co. Ltd.	2,500	23,654
	Toho Gas Co. Ltd.	7,300	175,739
	Toho Holdings Co. Ltd.	13,300	203,674
	Toho Titanium Co. Ltd.	5,300	89,320
	Toho Zinc Co. Ltd.	3,500	56,926
	Tohoku Bank Ltd.	1,800	13,112
	Tohoku Electric Power Co., Inc.	42,800	236,965
	Tohokushinsha Film Corp.	5,700	28,231

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokai Carbon Co. Ltd.	36,900	$298,324
	Tokai Corp.	4,900	65,652
	TOKAI Holdings Corp.	28,600	190,746
	Tokai Lease Co. Ltd.	1,100	12,457
	Tokai Rika Co. Ltd.	15,300	168,382
	Tokai Tokyo Financial Holdings, Inc.	55,700	157,744
	Token Corp.	910	60,774
	Tokio Marine Holdings, Inc.	23,600	1,381,542
	Tokushu Tokai Paper Co. Ltd.	2,300	54,777
	Tokyo Century Corp.	9,300	328,895
*	Tokyo Electric Power Co. Holdings, Inc.	89,600	352,609
	Tokyo Electron Device Ltd.	1,800	71,215
	Tokyo Electron Ltd.	6,400	2,202,838
	Tokyo Energy & Systems, Inc.	4,500	35,121
	Tokyo Gas Co. Ltd.	20,600	404,603
	Tokyo Individualized Educational Institute, Inc.	7,600	33,711
	Tokyo Keiki, Inc.	2,000	20,235
	Tokyo Kiraboshi Financial Group, Inc.	7,022	115,691
	Tokyo Ohka Kogyo Co. Ltd.	2,500	129,625
	Tokyo Printing Ink Manufacturing Co. Ltd.	300	5,213
#	Tokyo Rakutenchi Co. Ltd.	900	26,990
	Tokyo Sangyo Co. Ltd.	6,600	35,263
	Tokyo Seimitsu Co. Ltd.	8,700	302,255
	Tokyo Steel Manufacturing Co. Ltd.	9,100	93,607
	Tokyo Tatemono Co. Ltd.	41,200	606,763
	Tokyo Tekko Co. Ltd.	900	8,399
#	Tokyo Theatres Co., Inc.	1,900	17,367
	Tokyu Construction Co. Ltd.	21,564	102,285
	Tokyu Corp.	24,800	304,087
	Tokyu Fudosan Holdings Corp.	84,143	455,967
*	Tokyu Recreation Co. Ltd.	300	11,367
	Toli Corp.	10,700	16,482
	Tomoe Corp.	5,400	18,252
	Tomoe Engineering Co. Ltd.	2,000	36,291
	Tomoku Co. Ltd.	3,500	39,196
	TOMONY Holdings, Inc.	38,500	91,115
	Tomy Co. Ltd.	26,400	292,565
	Tonami Holdings Co. Ltd.	1,300	35,320
	Topcon Corp.	24,400	344,863
	Toppan, Inc.	23,300	396,460
	Topre Corp.	11,400	88,317
	Toray Industries, Inc.	152,700	836,389
	Torex Semiconductor Ltd.	1,600	32,932
	Toridoll Holdings Corp.	11,600	225,337
	Torigoe Co. Ltd.	4,100	20,316
	Torii Pharmaceutical Co. Ltd.	3,700	91,617
	Torishima Pump Manufacturing Co. Ltd.	4,500	45,471
	Tosei Corp.	8,900	85,473
	Toshiba Corp.	18,600	754,556
	Toshiba TEC Corp.	5,800	191,476
	Tosoh Corp.	53,200	693,473
	Totech Corp.	2,100	54,483
	Totetsu Kogyo Co. Ltd.	6,900	123,486
	TOTO Ltd.	11,599	395,083
	Totoku Electric Co. Ltd.	500	8,649
	Tottori Bank Ltd.	2,400	20,817
	Toukei Computer Co. Ltd.	700	33,982
#	Tow Co. Ltd.	10,200	24,149
	Towa Bank Ltd.	9,200	36,284

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Towa Corp.	5,200	$70,854
	Towa Pharmaceutical Co. Ltd.	8,100	154,107
	Toyo Construction Co. Ltd.	24,800	161,779
	Toyo Corp.	5,600	51,613
	Toyo Denki Seizo KK	1,200	8,202
*	Toyo Engineering Corp.	7,500	37,201
#	Toyo Gosei Co. Ltd.	1,400	86,068
	Toyo Ink SC Holdings Co. Ltd.	10,400	151,579
	Toyo Kanetsu KK	2,200	45,904
#	Toyo Logistics Co. Ltd.	6,300	13,939
	Toyo Machinery & Metal Co. Ltd.	4,900	20,761
#	Toyo Securities Co. Ltd.	14,000	25,148
	Toyo Seikan Group Holdings Ltd.	25,200	290,193
	Toyo Suisan Kaisha Ltd.	2,600	110,468
	Toyo Tanso Co. Ltd.	3,500	79,659
	Toyo Tire Corp.	29,500	396,483
	Toyo Wharf & Warehouse Co. Ltd.	1,500	14,462
	Toyobo Co. Ltd.	20,600	160,113
	Toyoda Gosei Co. Ltd.	14,400	227,249
	Toyota Boshoku Corp.	16,900	249,907
	Toyota Industries Corp.	5,600	340,981
	TPR Co. Ltd.	6,600	62,046
	Trancom Co. Ltd.	2,400	132,642
	Trans Genic, Inc.	2,000	5,722
	Transaction Co. Ltd.	3,200	27,231
	Transcosmos, Inc.	6,900	195,771
	TRE Holdings Corp.	10,380	121,547
	Trend Micro, Inc.	11,100	645,068
	Trenders, Inc.	2,000	23,617
	Tri Chemical Laboratories, Inc.	1,300	22,140
	Trinity Industrial Corp.	2,000	9,975
	Trusco Nakayama Corp.	8,200	116,697
	TS Tech Co. Ltd.	23,800	271,389
	TSI Holdings Co. Ltd.	13,100	32,856
	Tsubaki Nakashima Co. Ltd.	11,229	79,974
	Tsubakimoto Chain Co.	7,100	168,990
	Tsubakimoto Kogyo Co. Ltd.	1,200	34,093
	Tsugami Corp.	10,600	97,540
	Tsukishima Kikai Co. Ltd.	6,600	44,920
#	Tsukuba Bank Ltd.	28,700	42,379
	Tsumura & Co.	11,400	267,476
	Tsuruha Holdings, Inc.	8,000	455,788
	Tsurumi Manufacturing Co. Ltd.	4,800	73,732
	Tsutsumi Jewelry Co. Ltd.	1,500	24,603
	Tsuzuki Denki Co. Ltd.	1,700	17,363
	TV Asahi Holdings Corp.	6,600	74,135
	Tv Tokyo Holdings Corp.	2,500	36,851
	UACJ Corp.	8,900	150,998
	Ubicom Holdings, Inc.	1,100	23,055
	Uchida Yoko Co. Ltd.	2,300	86,691
	Ueki Corp.	400	4,116
	ULS Group, Inc.	400	12,286
	Ultrafabrics Holdings Co. Ltd.	1,000	25,699
	Ulvac, Inc.	7,300	275,662
	Unicharm Corp.	15,700	568,689
	Uniden Holdings Corp.	1,300	40,052
	Union Tool Co.	1,200	30,518
	Unipres Corp.	11,700	73,579
	United Super Markets Holdings, Inc.	19,400	157,156

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	UNITED, Inc.	2,400	$30,019
*	Unitika Ltd.	18,800	32,503
	Urbanet Corp. Co. Ltd.	3,300	7,432
	Usen-Next Holdings Co. Ltd.	3,900	61,076
	User Local, Inc.	1,200	14,807
	Ushio, Inc.	17,000	235,045
	USS Co. Ltd.	21,300	417,960
	UT Group Co. Ltd.	6,000	116,846
*	UUUM Co. Ltd.	2,400	20,847
	V Technology Co. Ltd.	2,900	65,121
	Valor Holdings Co. Ltd.	9,451	133,264
	Valqua Ltd.	4,800	98,918
	Value HR Co. Ltd.	2,800	29,710
	ValueCommerce Co. Ltd.	3,400	70,750
	Valuence Holdings, Inc.	1,100	21,009
#	V-Cube, Inc.	4,000	42,054
	Vector, Inc.	6,200	56,590
	Vertex Corp.	6,180	59,983
*	Village Vanguard Co. Ltd.	1,200	9,714
	VINX Corp.	1,100	12,122
	Vital KSK Holdings, Inc.	11,600	59,832
	VT Holdings Co. Ltd.	25,500	92,936
	Wacoal Holdings Corp.	11,300	183,269
	Wacom Co. Ltd.	38,100	249,969
	Wakachiku Construction Co. Ltd.	2,500	45,193
#*	Wakamoto Pharmaceutical Co. Ltd.	4,500	8,642
	Wakita & Co. Ltd.	11,200	92,836
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	63,283
#	Waseda Academy Co. Ltd.	2,000	17,447
	Watahan & Co. Ltd.	3,100	33,395
#	Watts Co. Ltd.	3,400	18,902
	WDB Holdings Co. Ltd.	1,900	36,426
	Wealth Management, Inc./ Tokyo	500	9,712
	Weathernews, Inc.	1,300	75,931
	Welcia Holdings Co. Ltd.	16,660	372,099
	Wellnet Corp.	2,900	9,896
#	West Holdings Corp.	5,757	177,327
	Will Group, Inc.	3,100	28,355
	WIN-Partners Co. Ltd.	1,900	14,538
	Wood One Co. Ltd.	1,900	16,719
	Workman Co. Ltd.	3,100	148,933
	World Co. Ltd.	5,800	58,464
	World Holdings Co. Ltd.	2,600	46,518
	Wow World, Inc.	1,100	8,337
	Wowow, Inc.	1,700	18,663
*	Writeup Co. Ltd.	800	11,223
	Xebio Holdings Co. Ltd.	6,300	43,665
	YAC Holdings Co. Ltd.	1,700	20,330
	Yachiyo Industry Co. Ltd.	1,500	7,679
	Yagi & Co. Ltd.	800	7,511
	Yahagi Construction Co. Ltd.	6,700	40,328
	Yaizu Suisankagaku Industry Co. Ltd.	1,700	11,540
	Yakult Honsha Co. Ltd.	4,600	280,138
	YAKUODO Holdings Co. Ltd.	3,000	47,379
	YAMABIKO Corp.	11,400	103,534
	YAMADA Consulting Group Co. Ltd.	2,400	21,096
	Yamada Holdings Co. Ltd.	162,280	585,893
	Yamagata Bank Ltd.	7,399	50,980
	Yamaguchi Financial Group, Inc.	54,000	305,687

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaha Corp.	4,500	$191,943
	Yamaha Motor Co. Ltd.	56,400	1,089,486
	Yamaichi Electronics Co. Ltd.	5,300	71,238
	YA-MAN Ltd.	7,400	86,414
	Yamanashi Chuo Bank Ltd.	7,300	62,642
	Yamashin-Filter Corp.	4,500	11,210
	Yamatane Corp.	2,600	30,956
	Yamato Corp.	4,700	27,481
	Yamato Holdings Co. Ltd.	46,100	806,704
	Yamato Kogyo Co. Ltd.	11,100	379,574
#	Yamaura Corp.	2,200	15,833
	Yamazaki Baking Co. Ltd.	27,100	327,193
	Yamazawa Co. Ltd.	900	9,594
	Yamazen Corp.	15,300	115,681
	Yaoko Co. Ltd.	4,000	194,527
	Yashima Denki Co. Ltd.	4,900	37,848
	Yaskawa Electric Corp.	13,600	476,325
	Yasuda Logistics Corp.	4,800	33,987
	Yellow Hat Ltd.	8,100	105,970
	Yodogawa Steel Works Ltd.	5,700	102,253
	Yokogawa Bridge Holdings Corp.	11,400	164,749
	Yokogawa Electric Corp.	7,700	136,546
	Yokohama Rubber Co. Ltd.	27,600	404,269
	Yokorei Co. Ltd.	12,100	82,531
	Yokowo Co. Ltd.	5,400	79,887
	Yondenko Corp.	2,200	30,241
	Yondoshi Holdings, Inc.	3,700	50,351
	Yonex Co. Ltd.	1,300	11,645
	Yorozu Corp.	5,900	39,318
	Yoshinoya Holdings Co. Ltd.	5,100	98,866
	Yotai Refractories Co. Ltd.	3,800	43,478
	Yuasa Trading Co. Ltd.	4,400	119,482
	Yuken Kogyo Co. Ltd.	700	9,533
	Yukiguni Maitake Co. Ltd.	3,400	24,361
	Yurtec Corp.	10,600	57,998
	Yushin Precision Equipment Co. Ltd.	4,600	24,452
	Yushiro Chemical Industry Co. Ltd.	2,000	13,602
	Yutaka Giken Co. Ltd.	200	2,831
	Z Holdings Corp.	65,200	230,432
	Zaoh Co. Ltd.	800	11,749
	Zenitaka Corp.	600	14,790
	Zenkoku Hosho Co. Ltd.	11,400	387,839
	Zenrin Co. Ltd.	6,800	47,291
	Zensho Holdings Co. Ltd.	13,200	349,470
	Zeon Corp.	32,100	325,950
	ZERIA Pharmaceutical Co. Ltd.	2,300	37,838
	ZIGExN Co. Ltd.	15,100	38,804
	ZOZO, Inc.	12,500	270,021
	Zuiko Corp.	4,100	24,028
TOTAL JAPAN			290,919,215
NETHERLANDS — (3.6%)
	Aalberts NV	21,234	910,003
Ω	ABN AMRO Bank NV	68,391	697,444
*Ω	Adyen NV	252	453,291
	Aegon NV	233,361	1,024,969
	Aegon NV	89,935	395,714
	Akzo Nobel NV	16,058	1,080,726
*Ω	Alfen Beheer BV	2,479	289,394

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	AMG Advanced Metallurgical Group NV	6,267	$175,924
	Amsterdam Commodities NV	4,113	94,742
	APERAM SA	14,271	465,296
	Arcadis NV	17,587	650,290
	ASM International NV	1,951	599,292
	ASML Holding NV	2,461	1,414,479
	ASML Holding NV	17,994	10,336,410
	ASR Nederland NV	39,201	1,638,501
*Ω	Basic-Fit NV	7,406	300,370
	BE Semiconductor Industries NV	11,883	637,900
	Beter Bed Holding NV	3,857	15,593
	Brunel International NV	4,547	51,505
	Coca-Cola Europacific Partners PLC	16,289	884,393
	Corbion NV	13,805	481,111
#Ω	Flow Traders	8,675	188,519
#	ForFarmers NV	11,164	34,461
*	Fugro NV	22,130	263,398
	Heijmans NV	7,436	89,031
*	Hunter Douglas NV	405	72,380
	IMCD NV	6,235	998,528
	ING Groep NV	157,316	1,528,140
*Ω	Intertrust NV	22,243	439,298
	JDE Peet's NV	8,418	244,142
	Kendrion NV	4,341	68,370
	Koninklijke Ahold Delhaize NV	182,934	5,037,761
*	Koninklijke BAM Groep NV	75,512	184,122
	Koninklijke DSM NV	11,521	1,845,077
#	Koninklijke KPN NV	663,883	2,190,144
	Koninklijke Philips NV	18,064	373,857
	Koninklijke Philips NV	43,617	904,625
	Koninklijke Vopak NV	16,293	378,145
	Nedap NV	1,644	97,254
	NN Group NV	24,267	1,138,666
	Ordina NV	25,878	131,144
#	PostNL NV	99,155	260,807
	Prosus NV	18,826	1,228,114
	Randstad NV	25,460	1,286,824
	SBM Offshore NV	32,230	449,825
#	SIF Holding NV	1,299	16,400
Ω	Signify NV	29,747	966,124
*	Sligro Food Group NV	4,381	86,760
	TKH Group NV	10,156	416,913
#*	TomTom NV	9,509	85,960
	Universal Music Group NV	39,613	896,700
	Van Lanschot Kempen NV	4,552	104,238
	Wolters Kluwer NV	24,527	2,663,688
TOTAL NETHERLANDS			47,266,762
NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	73,422	230,707
*	Air New Zealand Ltd.	276,416	106,436
	Arvida Group Ltd.	80,940	76,393
*	Auckland International Airport Ltd.	46,633	218,973
	Briscoe Group Ltd.	7,212	25,390
*	Channel Infrastructure NZ Ltd.	52,639	40,174
	Chorus Ltd.	108,198	544,551
	Comvita Ltd.	3,438	6,894
	Contact Energy Ltd.	26,240	126,586
	EBOS Group Ltd.	6,656	165,391

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Eroad Ltd.	3,923	$5,321
	Fisher & Paykel Healthcare Corp. Ltd.	16,031	214,376
	Fletcher Building Ltd.	75,032	244,120
	Fonterra Co-operative Group Ltd.	11,157	21,242
	Freightways Ltd.	36,203	235,155
	Genesis Energy Ltd.	45,380	82,294
#*	Gentrack Group Ltd.	5,468	4,924
	Hallenstein Glasson Holdings Ltd.	9,781	32,012
#	Heartland Group Holdings Ltd.	113,691	148,781
	Infratil Ltd.	51,258	270,654
	Investore Property Ltd.	32,045	33,503
	KMD Brands Ltd.	154,764	106,425
	Mainfreight Ltd.	4,778	232,102
	Manawa Energy Ltd.	7,314	27,785
	Mercury NZ Ltd.	13,267	50,745
	Meridian Energy Ltd.	29,394	92,246
	Napier Port Holdings Ltd.	14,915	28,204
*	NEW Zealand King Salmon Investments Ltd.	12,378	1,599
	NZME Ltd.	18,597	13,535
	NZX Ltd.	83,177	62,941
	Oceania Healthcare Ltd.	140,654	83,441
*	Pacific Edge Ltd.	28,042	13,756
	PGG Wrightson Ltd.	9,143	25,867
	Port of Tauranga Ltd.	20,843	91,577
*	Pushpay Holdings Ltd.	138,638	112,990
*	Rakon Ltd.	16,169	14,971
	Restaurant Brands New Zealand Ltd.	6,631	40,168
#	Ryman Healthcare Ltd.	25,252	147,704
*	Sanford Ltd.	19,210	50,168
	Scales Corp. Ltd.	27,860	75,779
*	Serko Ltd.	6,176	14,379
	Skellerup Holdings Ltd.	33,721	119,295
*	SKY Network Television Ltd.	33,017	47,931
	Spark New Zealand Ltd.	107,912	346,999
	Summerset Group Holdings Ltd.	46,212	311,527
*	Synlait Milk Ltd.	16,946	34,192
*	Tourism Holdings Ltd.	42,059	65,046
	TOWER Ltd.	119,202	46,837
#	Turners Automotive Group Ltd.	11,796	27,346
	Vector Ltd.	17,959	52,563
*	Vista Group International Ltd.	27,115	31,253
	Warehouse Group Ltd.	33,331	68,232
TOTAL NEW ZEALAND			5,271,480
NORWAY — (1.0%)
	2020 Bulkers Ltd.	1,652	19,403
	ABG Sundal Collier Holding ASA	85,449	52,080
*	Adevinta ASA	8,186	62,249
	AF Gruppen ASA	5,957	106,118
*	Akastor ASA	34,023	31,004
#	Aker ASA, Class A	1,258	97,698
#	Aker BP ASA	5,392	187,352
	Aker Solutions ASA	58,187	180,356
	AKVA Group ASA	848	5,991
*	ArcticZymes Technologies ASA	2,840	24,466
	Arendals Fossekompani AS	429	13,762
	Atea ASA	17,327	211,567
#*	Atlantic Sapphire ASA	2,420	5,596
	Austevoll Seafood ASA	14,698	181,062

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Avance Gas Holding Ltd.	4,229	$25,395
*	Axactor ASA	31,466	23,298
	B2Holding ASA	73,842	70,700
	Bakkafrost P/F	2,224	155,048
	Belships ASA	16,883	32,342
	Bonheur ASA	5,011	200,658
*	Borr Drilling Ltd.	6,514	25,014
	Borregaard ASA	14,300	256,696
	Bouvet ASA	13,022	86,595
	BW Offshore Ltd.	17,331	48,782
*Ω	Crayon Group Holding ASA	5,858	93,911
	DNB Bank ASA	43,499	858,051
Ω	Elkem ASA	73,820	302,468
Ω	Elmera Group ASA	5,255	11,543
	Entra ASA	1,918	27,010
	Equinor ASA	45,273	1,743,186
Ω	Europris ASA	32,530	192,346
	FLEX LNG Ltd.	8,624	273,504
#*	Frontline Ltd.	21,625	205,984
	Gjensidige Forsikring ASA	6,689	139,905
	Golden Ocean Group Ltd.	32,091	354,320
	Grieg Seafood ASA	10,865	166,835
#*	Hexagon Composites ASA	25,029	84,055
	Hunter Group ASA	69,104	25,170
#Ω	Kid ASA	6,507	64,545
	Kitron ASA	26,825	57,971
	Klaveness Combination Carriers ASA	1,774	11,539
*	Komplett Bank ASA	21,137	13,672
*	Kongsberg Automotive ASA	228,468	65,865
	Leroy Seafood Group ASA	25,180	197,807
	Medistim ASA	2,115	64,803
	Mowi ASA	11,587	267,373
#Ω	Multiconsult ASA	3,394	46,692
*	Nekkar ASA	20,415	16,692
#*	NEL ASA	97,037	167,400
*	Nordic Semiconductor ASA	4,753	83,527
	Norsk Hydro ASA	69,423	470,357
*Ω	Norske Skog ASA	13,281	97,389
*	Northern Ocean Ltd.	10,722	13,112
#*	Norway Royal Salmon ASA	1,219	31,377
*	Norwegian Energy Co. ASA	4,712	230,341
*	NRC Group ASA	12,819	25,699
*	Odfjell Drilling Ltd.	26,164	62,785
*	Odfjell Technology Ltd.	4,361	10,272
Ω	Okeanis Eco Tankers Corp.	2,405	30,682
	Olav Thon Eiendomsselskap ASA	2,062	37,357
	Orkla ASA	22,876	197,472
*	Otello Corp. ASA	4,835	14,771
	Pareto Bank ASA	9,248	50,643
#*	PGS ASA	160,955	110,733
*	PhotoCure ASA	1,701	17,941
	Protector Forsikring ASA	15,499	182,590
*	Q-Free ASA	16,029	10,957
*	REC Silicon ASA	12,614	23,812
	Salmar ASA	671	48,063
	Sandnes Sparebank	2,270	20,928
*	SATS ASA	4,442	6,396
Ω	Scatec ASA	21,654	258,569
	Schibsted ASA, Class A	3,956	74,355

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Schibsted ASA, Class B	7,774	$139,844
*	Self Storage Group ASA	7,358	22,014
	Selvaag Bolig ASA	9,716	41,265
*Ω	Shelf Drilling Ltd.	19,233	25,171
	Sparebank 1 Oestlandet	8,533	105,425
	SpareBank 1 Sorost-Norge	8,339	46,116
	SpareBank 1 SR-Bank ASA	16,681	197,242
	Sparebanken More	5,260	39,719
	Stolt-Nielsen Ltd.	7,288	155,294
	Storebrand ASA	40,350	339,386
	Subsea 7 SA	45,633	411,271
	Telenor ASA	28,229	342,817
	TGS ASA	26,098	387,377
	TOMRA Systems ASA	12,776	299,081
	Treasure ASA	11,954	20,384
	Veidekke ASA	24,308	251,327
	Wallenius Wilhelmsen ASA	19,459	130,447
	Wilh Wilhelmsen Holding ASA, Class A	3,074	76,564
Ω	XXL ASA	32,541	22,267
	Yara International ASA	13,136	559,821
TOTAL NORWAY			13,278,839
PORTUGAL — (0.4%)
	Altri SGPS SA	17,850	105,323
	Banco Comercial Portugues SA, Class R	2,181,135	323,655
*††	Banco Espirito Santo SA	114,362	0
	Corticeira Amorim SGPS SA	4,366	46,459
	CTT-Correios de Portugal SA	26,952	92,174
	EDP - Energias de Portugal SA	142,884	722,836
#	EDP Renovaveis SA	21,648	563,049
	Galp Energia SGPS SA	115,334	1,217,417
*	Greenvolt-Energias Renovaveis SA	4,302	38,845
	Ibersol SGPS SA	4,023	24,293
	Jeronimo Martins SGPS SA	24,686	571,406
#	Mota-Engil SGPS SA	24,656	30,973
	Navigator Co. SA	49,553	204,503
	NOS SGPS SA	69,056	260,855
	REN - Redes Energeticas Nacionais SGPS SA	56,809	160,610
	Sonae SGPS SA	248,597	282,847
TOTAL PORTUGAL			4,645,245
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	56,600	179,258
	Ascendas India Trust	141,900	119,393
#*††	AssetCo PLC	218,800	0
*	Avarga Ltd.	33,400	5,680
*	Banyan Tree Holdings Ltd.	72,700	15,035
*	Best World International Ltd.	13,000	12,799
	Boustead Projects Ltd.	2,700	1,760
	Boustead Singapore Ltd.	79,500	52,970
	BRC Asia Ltd.	25,400	30,804
	Bukit Sembawang Estates Ltd.	43,600	157,798
	Capitaland Investment Ltd.	128,300	365,056
	CDL Hospitality Trusts	5,231	5,008
	Centurion Corp. Ltd.	37,000	10,179
	China Aviation Oil Singapore Corp. Ltd.	71,400	44,457
	China Sunsine Chemical Holdings Ltd.	101,000	31,762
	Chip Eng Seng Corp. Ltd.	104,700	48,530

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Chuan Hup Holdings Ltd.	81,300	$12,925
	City Developments Ltd.	32,900	184,840
	ComfortDelGro Corp. Ltd.	304,700	313,491
*	COSCO Shipping International Singapore Co. Ltd.	312,900	44,725
	CSE Global Ltd.	79,800	26,573
	Dairy Farm International Holdings Ltd.	48,100	134,888
	Dasin Retail Trust	26,300	6,194
	DBS Group Holdings Ltd.	82,259	1,877,014
	Del Monte Pacific Ltd.	107,848	27,736
	Delfi Ltd.	70,200	37,146
††	Ezion Holdings Ltd.	982,352	5,760
#*††	Ezra Holdings Ltd.	190,010	283
	Far East Orchard Ltd.	40,710	32,183
	First Resources Ltd.	125,500	125,649
	Food Empire Holdings Ltd.	42,400	15,985
	Fraser & Neave Ltd.	43,400	40,854
	Frasers Property Ltd.	72,300	55,038
	Frencken Group Ltd.	61,500	54,599
	Fu Yu Corp. Ltd.	102,100	19,617
*	Gallant Venture Ltd.	52,000	4,863
	GK Goh Holdings Ltd.	12,400	8,078
	Golden Agri-Resources Ltd.	1,642,000	309,171
#	Great Eastern Holdings Ltd.	8,900	125,216
	GuocoLand Ltd.	70,700	82,005
*	Halcyon Agri Corp. Ltd.	43,213	6,582
	Haw Par Corp. Ltd.	30,300	241,531
	Ho Bee Land Ltd.	39,400	79,643
	Hong Fok Corp. Ltd.	84,400	58,135
	Hong Leong Asia Ltd.	76,800	41,164
	Hong Leong Finance Ltd.	79,500	139,257
	Hongkong Land Holdings Ltd.	75,500	392,454
	Hotel Grand Central Ltd.	29,489	21,095
	Hour Glass Ltd.	49,200	79,215
	HRnetgroup Ltd.	22,900	12,943
	Hutchison Port Holdings Trust	1,405,000	330,862
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	88,630
	Indofood Agri Resources Ltd.	119,900	27,835
	InnoTek Ltd.	19,500	6,003
	Japfa Ltd.	156,030	66,056
	Keppel Corp. Ltd.	109,700	548,081
*	Mandarin Oriental International Ltd.	25,100	49,781
	Metro Holdings Ltd.	98,700	51,815
	Micro-Mechanics Holdings Ltd.	10,500	22,667
*	mm2 Asia Ltd.	203,400	7,681
	Nanofilm Technologies International Ltd.	51,200	74,705
	NetLink NBN Trust	185,300	128,845
*	Oceanus Group Ltd.	2,736,300	31,651
	Olam Group Ltd.	113,185	133,306
	Oversea-Chinese Banking Corp. Ltd.	136,749	1,158,906
	Oxley Holdings Ltd.	203,909	26,442
	Pan-United Corp. Ltd.	47,875	15,638
	Propnex Ltd.	21,900	26,168
	PSC Corp. Ltd.	88,400	23,368
	Q&M Dental Group Singapore Ltd.	53,640	17,505
	QAF Ltd.	44,382	27,308
	Riverstone Holdings Ltd.	96,800	54,748
*	SATS Ltd.	21,800	62,846
	SBS Transit Ltd.	11,800	24,166

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Sembcorp Marine Ltd.	3,400,000	$268,562
	Sheng Siong Group Ltd.	138,000	159,854
*	SIA Engineering Co. Ltd.	20,500	35,977
	SIIC Environment Holdings Ltd.	305,800	45,371
	Silverlake Axis Ltd.	90,000	26,162
	Sinarmas Land Ltd.	175,900	24,716
	Sing Holdings Ltd.	67,700	18,688
*	Singapore Airlines Ltd.	94,300	373,065
	Singapore Exchange Ltd.	61,900	443,736
	Singapore Land Group Ltd.	18,100	32,475
	Singapore Post Ltd.	342,600	157,775
	Singapore Telecommunications Ltd.	76,400	144,271
	Stamford Land Corp. Ltd.	196,920	54,895
	StarHub Ltd.	110,600	100,144
	Straits Trading Co. Ltd.	28,000	59,614
*††	Swiber Holdings Ltd.	23,999	354
	Tuan Sing Holdings Ltd.	139,173	38,399
	UMS Holdings Ltd.	110,843	94,989
	United Overseas Bank Ltd.	61,870	1,234,389
	UOB-Kay Hian Holdings Ltd.	75,647	78,416
	UOL Group Ltd.	37,551	202,883
	Valuetronics Holdings Ltd.	117,650	46,484
	Venture Corp. Ltd.	29,600	377,110
	Vicom Ltd.	10,800	16,117
	Wee Hur Holdings Ltd.	81,000	12,353
	Wilmar International Ltd.	245,200	714,490
	Wing Tai Holdings Ltd.	114,900	140,615
*	Yangzijiang Financial Holding Pte. Ltd.	362,000	103,511
	Yangzijiang Shipbuilding Holdings Ltd.	362,000	244,062
TOTAL SINGAPORE			13,951,831
SPAIN — (2.5%)
#	Acciona SA	6,672	1,372,901
	Acerinox SA	41,065	400,644
#	ACS Actividades de Construccion y Servicios SA	50,566	1,215,488
Ω	Aedas Homes SA	2,448	41,943
*Ω	Aena SME SA	967	122,316
	Alantra Partners SA	3,441	46,046
	Almirall SA	4,567	44,094
*	Amadeus IT Group SA	26,060	1,519,564
*	Amper SA	166,633	33,635
	Applus Services SA	41,191	299,784
	Atresmedia Corp. de Medios de Comunicacion SA	26,412	81,162
	Azkoyen SA	1,900	12,339
#	Banco Bilbao Vizcaya Argentaria SA	467,469	2,118,415
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	80,172	363,981
	Banco de Sabadell SA	1,561,413	999,715
#	Banco Santander SA	1,072,707	2,683,774
	Bankinter SA	130,372	641,891
	CaixaBank SA	223,386	670,769
Ω	Cellnex Telecom SA	10,850	485,311
#	CIE Automotive SA	11,751	309,115
	Construcciones y Auxiliar de Ferrocarriles SA	5,408	160,126
*	Distribuidora Internacional de Alimentacion SA	1,308,818	17,601
	Ebro Foods SA	15,660	260,605
*	eDreams ODIGEO SA	6,176	32,706
	Elecnor SA	9,837	116,258
	Enagas SA	65,059	1,284,177
	Ence Energia y Celulosa SA	24,877	82,408

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Endesa SA	28,311	$518,924
	Ercros SA	32,968	123,664
	Faes Farma SA	102,100	435,428
	Ferrovial SA	29,500	789,955
	Fluidra SA	10,996	205,539
	Fomento de Construcciones y Contratas SA	14,106	139,771
Ω	Gestamp Automocion SA	49,617	190,875
Ω	Global Dominion Access SA	24,809	99,773
*	Grenergy Renovables SA	2,550	100,946
#	Grifols SA	22,552	329,070
	Grupo Catalana Occidente SA	8,262	246,378
#	Grupo Empresarial San Jose SA	5,655	23,672
	Iberdrola SA	218,141	2,329,414
	Iberdrola SA	6,059	64,589
	Iberpapel Gestion SA	1,805	25,811
	Indra Sistemas SA	35,697	326,545
	Industria de Diseno Textil SA	49,633	1,205,434
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	167,224
#	Mapfre SA	288,404	465,815
*	Melia Hotels International SA	8,178	51,580
#	Naturgy Energy Group SA	13,848	406,191
Ω	Neinor Homes SA	7,095	76,314
*	Obrascon Huarte Lain SA	70,118	41,937
	Pharma Mar SA	2,761	170,076
	Prim SA	748	10,704
*	Promotora de Informaciones SA, Class A	63,603	28,572
Ω	Prosegur Cash SA	95,298	69,442
	Prosegur Cia de Seguridad SA	67,550	120,468
*	Realia Business SA	45,114	44,784
	Red Electrica Corp. SA	42,373	833,069
	Repsol SA	273,915	3,412,503
#	Sacyr SA	120,087	274,634
*	Solaria Energia y Medio Ambiente SA	16,629	383,424
Ω	Talgo SA	3,207	9,536
*	Tecnicas Reunidas SA	2,606	17,301
	Telefonica SA	772,669	3,448,956
	Vidrala SA	5,198	346,261
	Viscofan SA	10,667	621,229
TOTAL SPAIN			33,572,576
SWEDEN — (3.4%)
	AAK AB	7,063	123,461
Ω	AcadeMedia AB	26,351	129,822
#	AddLife AB, Class B	17,648	304,057
	AddNode Group AB, Class B	15,255	158,859
	AddTech AB, Class B	20,999	359,475
	AFRY AB	16,575	253,097
	Alfa Laval AB	4,353	130,163
Ω	Alimak Group AB	8,324	74,157
	Alligo AB, Class B	4,954	50,870
Ω	Ambea AB	16,818	82,905
*	Annehem Fastigheter AB, Class B	11,599	34,349
	AQ Group AB	1,993	56,183
*	Arise AB	7,144	38,387
	Arjo AB, Class B	46,802	257,097
	Assa Abloy AB, Class B	15,712	371,212
	Atlas Copco AB, Class A	116,779	1,365,072
	Atlas Copco AB, Class B	68,658	713,198
	Atrium Ljungberg AB, Class B	5,609	83,405

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Attendo AB	23,033	$56,070
#	Avanza Bank Holding AB	15,409	297,325
	Axfood AB	9,517	302,150
	Beijer Alma AB	8,702	174,756
#	Beijer Electronics Group AB	6,458	42,842
#	Beijer Ref AB, Class B	19,354	307,009
	Bergman & Beving AB	6,396	67,928
	Besqab AB	1,035	10,784
*	BHG Group AB	9,693	33,129
	Bilia AB, Class A	24,321	343,643
	BillerudKorsnas AB	38,846	501,057
	BioGaia AB, Class B	18,135	170,978
	Biotage AB	5,688	125,127
	Bjorn Borg AB	2,078	8,017
	Boliden AB	35,722	1,193,789
	Bonava AB, Class B	21,002	78,679
*Ω	Boozt AB	3,535	24,902
	Boule Diagnostics AB	1,384	3,559
Ω	Bravida Holding AB	31,314	317,126
	Bufab AB	6,703	202,230
#	Bulten AB	2,966	20,893
	Bure Equity AB	14,915	397,052
	Byggmax Group AB	20,080	97,495
*	Careium AB	5,800	6,917
#	Castellum AB	11,249	180,344
	Catella AB	11,852	39,902
	Catena AB	3,861	176,924
#*	Catena Media PLC	11,312	36,559
*	Cavotec SA	8,277	14,281
	Cellavision AB	2,725	98,163
	Clas Ohlson AB, Class B	9,411	106,750
	Cloetta AB, Class B	60,701	121,496
*	Collector AB	13,334	46,332
	Concentric AB	9,782	209,578
Ω	Coor Service Management Holding AB	24,001	198,719
	Corem Property Group AB, Class B	88,078	118,444
	Dios Fastigheter AB	16,550	130,819
#Ω	Dometic Group AB	52,417	355,477
*	Doro AB	5,800	9,094
*	Duni AB	9,006	86,124
#Ω	Dustin Group AB	15,664	106,960
	Eastnine AB	4,136	41,618
	Elanders AB, Class B	3,364	50,236
#	Electrolux AB, Class B	41,749	602,180
	Electrolux Professional AB, Class B	32,630	199,526
	Elekta AB, Class B	60,178	434,636
*Ω	Eltel AB	14,557	11,629
#*	Enea AB	4,184	37,807
	Epiroc AB, Class A	27,230	481,472
	Epiroc AB, Class B	17,219	273,499
	Essity AB, Class A	1,500	38,241
	Essity AB, Class B	15,133	385,212
	Fabege AB	12,630	129,645
	Fagerhult AB	17,537	95,398
*	Fastighets AB Balder, Class B	28,152	179,837
	Fastighets AB Trianon	3,168	9,590
	FastPartner AB, Class A	5,997	44,393
#	Fenix Outdoor International AG	737	66,079
	FormPipe Software AB	5,055	14,038

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	G5 Entertainment AB	987	$21,758
	GARO AB	7,374	128,846
	Getinge AB, Class B	14,931	336,932
	Granges AB	34,122	316,388
#	H & M Hennes & Mauritz AB, Class B	46,539	595,445
*	Haldex AB	12,876	80,396
	Heba Fastighets AB, Class B	5,434	26,226
	Hexagon AB, Class B	22,257	262,066
	Hexatronic Group AB	17,346	210,421
	Hexpol AB	28,067	292,741
	HMS Networks AB	4,945	235,723
*Ω	Hoist Finance AB	21,165	78,468
	Holmen AB, Class B	8,874	364,650
	Hufvudstaden AB, Class A	11,725	161,844
*	Humana AB	10,256	48,226
	Husqvarna AB, Class A	4,789	39,071
	Husqvarna AB, Class B	64,594	514,797
	Indutrade AB	20,501	481,846
#	Instalco AB	35,030	173,401
#	Intrum AB	14,527	310,296
	INVISIO AB	1,461	23,848
	Inwido AB	16,779	203,599
*	ITAB Shop Concept AB	2,085	2,114
	JM AB	14,801	274,670
	Kabe Group AB, Class B	405	8,000
*	Karnov Group AB	7,984	51,468
#*	Karo Pharma AB	9,994	50,010
*	K-fast Holding AB	6,202	17,816
	KNOW IT AB	5,488	162,208
	Lagercrantz Group AB, Class B	33,877	369,365
	Lifco AB, Class B	11,023	214,574
	Lime Technologies AB	1,759	50,497
	Lindab International AB	13,064	228,664
	Loomis AB	24,632	694,580
*	Maha Energy AB	6,393	9,469
*	Medcap AB	456	9,806
	Medicover AB, Class B	4,476	67,460
*	Medivir AB, Class B	18,232	14,700
	Mekonomen AB	10,277	120,808
*	Micro Systemation AB, Class B	1,596	7,528
*	Millicom International Cellular SA, SDR	48,083	756,060
#	MIPS AB	5,943	317,949
	Modern Times Group MTG AB, Class B	25,722	266,238
*	Momentum Group AB	4,954	28,384
#Ω	Munters Group AB	23,409	174,586
	Mycronic AB	12,158	178,819
	NCAB Group AB	21,598	132,266
	NCC AB, Class B	22,769	236,461
	Nederman Holding AB	3,964	72,521
*	Net Insight AB, Class B	65,449	27,117
	New Wave Group AB, Class B	9,779	149,884
	Nibe Industrier AB, Class B	17,880	180,125
	Nilorngruppen AB, Class B	1,988	21,824
	Nobia AB	32,265	93,718
*	Nordic Entertainment Group AB, Class B	5,433	161,310
	Nordic Waterproofing Holding AB	7,292	105,254
*	Note AB	4,162	85,459
#	NP3 Fastigheter AB	6,024	150,579
	Nyfosa AB	22,614	211,136

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	OEM International AB, Class B	15,928	$120,171
*	Ovzon AB	6,827	28,899
*	Pandox AB	17,658	258,958
	Peab AB, Class B	52,866	360,675
	Platzer Fastigheter Holding AB, Class B	8,730	74,842
	Prevas AB, Class B	1,295	14,541
	Pricer AB, Class B	21,828	42,517
	Proact IT Group AB	5,913	52,120
	Probi AB	444	10,791
	Ratos AB, Class B	53,800	269,521
*	RaySearch Laboratories AB	3,756	26,889
	Rejlers AB	2,814	38,734
Ω	Resurs Holding AB	28,631	66,884
	Rottneros AB	22,228	35,042
	Sagax AB, Class B	10,644	274,318
#	Samhallsbyggnadsbolaget i Norden AB	68,347	126,815
#	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	13,269
	Sandvik AB	83,195	1,532,966
#*	Scandi Standard AB	16,388	60,932
#*Ω	Scandic Hotels Group AB	33,769	138,288
*	Sdiptech AB, Class B	806	22,474
#	Sectra AB, Class B	24,300	446,121
#	Securitas AB, Class B	68,374	691,420
	Semcon AB	4,640	51,455
*	Sensys Gatso Group AB	133,118	13,731
*	Serneke Group AB	2,408	9,726
#*Ω	Sinch AB	28,315	71,789
	Skandinaviska Enskilda Banken AB, Class A	70,104	759,467
	Skandinaviska Enskilda Banken AB, Class C	1,001	12,377
	Skanska AB, Class B	37,640	642,137
#	SKF AB, Class A	4,225	82,196
	SKF AB, Class B	69,136	1,163,520
	SkiStar AB	10,487	162,798
	Softronic AB, Class B	9,296	22,911
*	Solid Forsakring AB	2,863	13,755
	SSAB AB,Class A	42,826	207,446
	SSAB AB,Class B	165,836	760,983
*	Stendorren Fastigheter AB	1,726	30,692
*	Stillfront Group AB	80,178	210,099
	Svenska Cellulosa AB SCA, Class A	1,321	19,512
	Svenska Cellulosa AB SCA, Class B	28,830	421,482
	Svenska Handelsbanken AB, Class A	63,208	568,361
#	Svenska Handelsbanken AB, Class B	1,480	15,378
#	Sweco AB, Class B	17,307	193,030
	Swedbank AB, Class A	35,430	490,711
	Systemair AB	16,159	97,796
	Tele2 AB, Class B	98,623	1,126,637
	Telefonaktiebolaget LM Ericsson, Class A	6,131	50,346
	Telefonaktiebolaget LM Ericsson, Class B	263,274	2,002,526
	Telia Co. AB	292,046	1,078,919
	Tethys Oil AB	7,238	48,638
	TF Bank AB	1,358	23,101
#Ω	Thule Group AB	11,863	344,404
*	Tobii AB	9,596	25,028
	Trelleborg AB, Class B	26,473	650,456
	Troax Group AB	7,497	159,384
	VBG Group AB, Class B	3,950	50,380
	Vitec Software Group AB, Class B	3,310	152,614
	Volati AB	5,178	73,247

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Volvo AB, Class A	23,046	$429,428
	Volvo AB, Class B	147,472	2,647,716
	Wallenstam AB, Class B	12,194	62,157
	Wihlborgs Fastigheter AB	30,534	260,368
*	XSpray Pharma AB	659	3,642
TOTAL SWEDEN			45,028,173
SWITZERLAND — (6.3%)
	ABB Ltd.	169,882	5,164,345
#	Adecco Group AG	35,322	1,244,288
	Alcon, Inc.	42,137	3,294,269
	Allreal Holding AG	4,218	697,858
	ALSO Holding AG	1,733	321,309
*	ams-OSRAM AG	76,684	632,992
	APG SGA SA	362	69,186
	Arbonia AG	13,910	197,818
*	Aryzta AG	288,490	329,701
	Ascom Holding AG	7,386	57,582
	Autoneum Holding AG	854	98,992
	Baloise Holding AG	11,819	1,883,110
	Banque Cantonale de Geneve	572	103,100
	Banque Cantonale Vaudoise	6,683	622,256
	Belimo Holding AG	1,476	605,918
	Bell Food Group AG	632	169,156
	Bellevue Group AG	2,601	87,028
	Berner Kantonalbank AG	1,225	276,888
	BKW AG	3,351	381,236
	Bobst Group SA	2,261	186,480
	Bossard Holding AG, Class A	1,540	343,241
	Bucher Industries AG	1,940	744,838
	Burckhardt Compression Holding AG	856	386,718
	Burkhalter Holding AG	843	66,354
	Bystronic AG	398	294,462
	Calida Holding AG	1,402	67,419
	Carlo Gavazzi Holding AG	117	35,346
	Cembra Money Bank AG	7,525	547,018
*	Cicor Technologies Ltd.	650	28,701
	Cie Financiere Richemont SA, Class A	24,874	2,999,245
	Cie Financiere Tradition SA	564	60,588
#	Clariant AG	60,775	1,138,653
	Coltene Holding AG	1,138	110,992
	Comet Holding AG	424	78,199
#	COSMO Pharmaceuticals NV	1,556	83,492
	Credit Suisse Group AG	71,491	415,832
#	Credit Suisse Group AG, Sponsored ADR	161,723	937,994
	Daetwyler Holding AG	1,501	365,877
	DKSH Holding AG	9,959	818,615
	dormakaba Holding AG	713	339,660
	EFG International AG	26,058	202,943
	Emmi AG	550	547,226
	EMS-Chemie Holding AG	408	323,987
	Energiedienst Holding AG	936	42,082
#*	Evolva Holding SA	22,215	2,103
	Feintool International Holding AG	2,163	46,623
*	Flughafen Zurich AG	5,552	923,276
	Forbo Holding AG	269	361,231
	Fundamenta Real Estate AG	2,077	37,117
Ω	Galenica AG	13,328	1,055,183
#*	GAM Holding AG	40,315	45,009

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Geberit AG	2,995	$1,577,397
	Georg Fischer AG	18,920	1,156,370
	Givaudan SA	733	2,562,243
	Gurit Holding AG, Class BR	1,110	135,233
	Helvetia Holding AG	10,494	1,199,765
	Hiag Immobilien Holding AG	811	72,957
	Huber & Suhner AG	4,651	418,789
#	Hypothekarbank Lenzburg AG	14	61,497
#*	Implenia AG	3,739	98,886
*	Ina Invest Holding AG	748	15,160
	Inficon Holding AG	397	331,321
	Interroll Holding AG	152	401,134
	Intershop Holding AG	192	129,096
	Investis Holding SA	821	89,806
	IVF Hartmann Holding AG	71	7,789
	Julius Baer Group Ltd.	42,408	2,192,920
*	Jungfraubahn Holding AG	1,339	178,098
	Kardex Holding AG	1,734	347,721
	Komax Holding AG	807	218,919
#	Kudelski SA	5,386	16,485
	Kuehne + Nagel International AG	5,313	1,430,904
	Landis+Gyr Group AG	6,063	400,185
	LEM Holding SA	130	258,283
	Liechtensteinische Landesbank AG	3,467	191,316
#	Logitech International SA	38,608	2,184,423
	Luzerner Kantonalbank AG	908	391,406
Ω	Medacta Group SA	1,520	150,481
	Meier Tobler Group AG	1,442	40,108
	Metall Zug AG, Class B	57	115,366
	Mikron Holding AG	3,174	30,687
	Mobilezone Holding AG	10,259	183,101
	Mobimo Holding AG	1,960	504,664
	Novavest Real Estate AG	204	9,412
	OC Oerlikon Corp. AG	53,200	411,719
	Orell Fuessli AG	122	10,603
	Orior AG	1,583	135,462
	Partners Group Holding AG	1,688	1,842,867
	Phoenix Mecano AG	139	49,976
	Plazza AG, Class A	201	70,935
	PSP Swiss Property AG	7,189	859,748
	Rieter Holding AG	852	96,687
	Romande Energie Holding SA	25	29,892
	Schaffner Holding AG	178	55,959
	Schindler Holding AG	3,236	614,473
	Schweiter Technologies AG	283	321,061
*Ω	Sensirion Holding AG	2,010	233,271
	SFS Group AG	4,462	490,470
	SGS SA	486	1,186,067
	SIG Group AG	55,429	1,446,049
	Sika AG	12,352	3,052,024
	Softwareone Holding AG	20,021	272,500
	Sonova Holding AG	4,039	1,454,774
	St Galler Kantonalbank AG	842	401,097
#	Stadler Rail AG	6,576	212,973
	Straumann Holding AG	7,160	968,393
	Sulzer AG	5,190	347,908
	Swatch Group AG	4,523	1,204,099
	Swatch Group AG	8,482	423,580
	Swiss Life Holding AG	3,217	1,704,162

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	18,298	$1,666,281
	Swiss Re AG	26,418	1,982,322
*	Swiss Steel Holding AG	45,807	12,907
	Swisscom AG	5,450	2,946,473
	Swissquote Group Holding SA	2,319	281,930
	Temenos AG	9,672	767,691
	Thurgauer Kantonalbank	103	12,880
	TX Group AG	707	92,601
	u-blox Holding AG	1,941	227,215
#*	UBS Group AG	148,325	2,410,394
	Valiant Holding AG	4,404	396,734
	Valora Holding AG	1,034	282,636
	Varia U.S. Properties AG	255	12,443
Ω	VAT Group AG	4,084	1,189,144
	Vaudoise Assurances Holding SA	285	122,075
	Vetropack Holding AG	3,434	136,450
*	Vifor Pharma AG	12,110	2,120,424
#*	Von Roll Holding AG	5,887	4,692
	Vontobel Holding AG	8,242	542,129
	VP Bank AG, Class A	977	85,069
	VZ Holding AG	3,197	261,501
*	V-ZUG Holding AG	608	49,759
	Walliser Kantonalbank	547	65,793
	Warteck Invest AG	23	55,111
	Ypsomed Holding AG	528	74,940
	Zehnder Group AG	2,871	185,376
	Zug Estates Holding AG, Class B	50	109,900
	Zuger Kantonalbank AG	29	216,595
#*	Zur Rose Group AG	425	30,346
	Zurich Insurance Group AG	7,207	3,146,060
TOTAL SWITZERLAND			84,360,078
UNITED KINGDOM — (11.7%)
	3i Group PLC	125,761	1,954,043
	4imprint Group PLC	5,275	206,058
	Abrdn Plc	414,395	840,153
*	accesso Technology Group PLC	2,723	20,293
	Admiral Group PLC	20,183	471,709
	Advanced Medical Solutions Group PLC	17,790	60,889
	AG Barr PLC	19,480	128,416
Ω	Airtel Africa PLC	178,382	344,815
	AJ Bell PLC	47,146	181,404
Ω	Alfa Financial Software Holdings PLC	17,672	32,353
	Alliance Pharma PLC	86,713	102,731
	Antofagasta PLC	57,891	823,713
*	AO World PLC	25,350	13,415
	Appreciate Group PLC	20,690	7,296
	Argentex Group PLC	13,996	13,160
*	Ascential PLC	60,077	214,789
	Ashmore Group PLC	65,852	173,547
	Ashtead Group PLC	39,015	2,196,143
*	ASOS PLC	12,032	153,132
	Associated British Foods PLC	29,426	601,037
#*Ω	Aston Martin Lagonda Global Holdings PLC	11,643	68,476
Ω	Auto Trader Group PLC	132,392	1,020,678
Ω	Avast PLC	94,690	536,787
	AVEVA Group PLC	7,015	202,947
	Aviva PLC	258,292	1,250,863
	Avon Protection PLC	5,053	65,500

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	177,729	$920,253
	Balfour Beatty PLC	148,690	508,819
	Bank of Georgia Group PLC	10,615	195,260
	Barclays PLC, Sponsored ADR	180,589	1,406,788
	Barclays PLC	190,826	365,539
	Barratt Developments PLC	163,997	1,005,580
	Beazley PLC	113,163	749,494
	Begbies Traynor Group PLC	24,378	41,950
	Bellway PLC	24,258	724,927
	Berkeley Group Holdings PLC	20,533	1,064,114
Ω	Biffa PLC	74,059	328,392
	Bloomsbury Publishing PLC	14,987	75,511
	Bodycote PLC	43,219	316,173
*	boohoo Group PLC	120,777	98,690
	Braemar Shipping Services PLC	6,415	20,383
	Breedon Group PLC	69,437	60,159
	Brewin Dolphin Holdings PLC	71,919	449,552
	Britvic PLC	67,866	713,062
	BT Group PLC	1,729,340	3,414,275
	Bunzl PLC	23,829	894,318
	Burberry Group PLC	39,731	873,429
	Burford Capital Ltd.	39,801	427,818
	Bytes Technology Group PLC	42,159	232,690
*	Capita PLC	156,363	54,905
*	Capricorn Energy PLC	108,255	290,279
*	Card Factory PLC	111,232	71,895
	CareTech Holdings PLC	16,883	154,609
*	Carnival PLC	4,034	32,528
*	Cazoo Group Ltd.	11,966	6,515
	Centamin PLC	332,631	336,314
	Central Asia Metals PLC	34,294	104,446
*	CentralNic Group PLC	10,824	16,330
*	Centrica PLC	1,637,543	1,754,624
	Chesnara PLC	35,010	126,132
*	Circassia Group PLC	29,532	12,614
	City of London Investment Group PLC	4,016	20,311
	Clarkson PLC	3,120	131,204
	Close Brothers Group PLC	38,529	520,821
	CLS Holdings PLC	4,899	12,105
Ω	CMC Markets PLC	35,369	110,892
	Coats Group PLC	290,877	263,073
	Coca-Cola HBC AG	15,910	391,571
	Compass Group PLC	84,722	1,985,577
	Computacenter PLC	18,120	574,360
Ω	ConvaTec Group PLC	130,605	364,190
*	Costain Group PLC	29,107	15,583
*Ω	Countryside Partnerships PLC	82,568	292,662
	Cranswick PLC	10,163	414,382
	Crest Nicholson Holdings PLC	69,001	231,997
	Croda International PLC	11,034	1,009,039
	Currys PLC	305,610	249,886
	CVS Group PLC	9,598	201,509
*	De La Rue PLC	30,988	33,987
	Dechra Pharmaceuticals PLC	5,601	252,060
	Devro PLC	56,186	126,534
	DFS Furniture PLC	59,849	105,372
*	Dignity PLC	9,279	50,069
	Diploma PLC	18,802	631,418
	Direct Line Insurance Group PLC	265,147	665,399

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	DiscoverIE Group PLC	11,680	$108,227
	Domino's Pizza Group PLC	65,706	228,984
	dotdigital group PLC	39,477	47,217
	Drax Group PLC	119,759	1,148,814
	DS Smith PLC	281,740	1,004,288
	Dunelm Group PLC	28,460	295,912
Ω	DWF Group PLC	43,317	49,398
*	easyJet PLC	36,375	177,663
	EKF Diagnostics Holdings PLC	36,792	16,703
	Electrocomponents PLC	86,838	1,096,301
*	Elementis PLC	141,142	187,951
	EMIS Group PLC	11,715	261,612
*	EnQuest PLC	423,679	148,855
	Epwin Group PLC	18,848	17,824
*	Esken Ltd.	63,952	5,685
	Euromoney Institutional Investor PLC	17,979	318,324
	Experian PLC	70,921	2,483,104
*	FD Technologies PLC	1,061	25,341
	FDM Group Holdings PLC	18,226	205,584
	Ferguson PLC	19,973	2,513,917
	Fevertree Drinks PLC	8,844	115,876
	Fintel PLC	1,843	4,573
	Firstgroup PLC	170,474	278,419
Ω	Forterra PLC	60,604	218,372
	Foxtons Group PLC	38,161	20,507
*	Frasers Group PLC	34,478	377,248
#	Fresnillo PLC	38,636	347,306
*	Frontier Developments PLC	4,338	82,397
*Ω	Funding Circle Holdings PLC	25,584	11,608
	Galliford Try Holdings PLC	23,713	49,466
	Games Workshop Group PLC	7,245	685,687
	Gamma Communications PLC	10,673	144,767
	GB Group PLC	4,098	25,359
	Gem Diamonds Ltd.	29,324	15,710
	Genuit Group PLC	30,899	160,019
*	Go-Ahead Group PLC	16,062	290,202
	Gooch & Housego PLC	1,359	14,448
	Grafton Group PLC	46,179	477,651
	Grainger PLC	139,694	504,879
*	Greencore Group PLC	111,256	136,483
	Greggs PLC	27,506	685,781
*	Griffin Mining Ltd.	19,064	20,216
*Ω	Gym Group PLC	18,544	40,291
	H&T Group PLC	5,751	27,815
	Halfords Group PLC	56,734	118,700
	Halma PLC	16,808	473,362
	Harbour Energy PLC	8,481	37,924
	Hargreaves Lansdown PLC	32,536	336,837
	Harworth Group PLC	18,284	35,544
	Hays PLC	247,359	385,922
	Headlam Group PLC	17,304	64,373
	Helical PLC	31,554	150,345
*	Helios Towers PLC	124,030	218,062
	Henry Boot PLC	20,150	70,250
	Hill & Smith Holdings PLC	13,987	224,826
	Hilton Food Group PLC	16,062	216,437
	Hiscox Ltd.	53,110	578,298
	Hochschild Mining PLC	81,816	80,777
	Hollywood Bowl Group PLC	37,277	91,642

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	HomeServe PLC	75,411	$1,080,714
*Ω	Hostelworld Group PLC	14,765	17,481
	Howden Joinery Group PLC	126,263	1,042,245
#	HSBC Holdings PLC, Sponsored ADR	160,754	5,047,676
	Hunting PLC	41,131	108,214
*	Hyve Group PLC	40,610	34,865
Ω	Ibstock PLC	100,798	252,653
	IDOX PLC	36,520	27,623
	IG Group Holdings PLC	82,781	803,162
	IMI PLC	55,855	912,061
	Impax Asset Management Group PLC	11,768	103,328
	Inchcape PLC	95,999	982,567
*	Indivior PLC	210,297	823,553
*	Informa PLC	99,345	722,502
	IntegraFin Holdings PLC	40,607	135,496
#	InterContinental Hotels Group PLC, ADR	6,252	377,047
	InterContinental Hotels Group PLC	4,909	290,980
	Intermediate Capital Group PLC	53,515	997,604
	International Personal Finance PLC	63,650	74,736
	Intertek Group PLC	12,981	693,772
	Investec PLC	158,949	859,860
	iomart Group PLC	19,352	40,399
	IP Group PLC	217,849	229,485
*	IQE PLC	107,874	57,553
	ITV PLC	652,915	587,244
*	IWG PLC	191,457	449,002
	J Sainsbury PLC	401,749	1,083,746
*	James Fisher & Sons PLC	11,386	41,861
	James Halstead PLC	19,662	51,024
	JD Sports Fashion PLC	298,367	473,915
*	JET2 PLC	14,636	164,045
*	John Menzies PLC	17,436	128,986
*	John Wood Group PLC	183,128	351,020
	Johnson Matthey PLC	37,464	979,474
*	Johnson Service Group PLC	88,685	122,230
Ω	JTC PLC	7,542	68,583
	Jupiter Fund Management PLC	110,295	169,350
*Ω	Just Eat Takeaway.com NV	8,420	154,880
	Just Group PLC	300,655	261,902
	Kainos Group PLC	19,117	318,678
	Keller Group PLC	20,981	203,991
	Keywords Studios PLC	5,519	169,676
*	Kier Group PLC	51,673	48,182
*	Kin & Carta PLC	20,775	47,466
	Kingfisher PLC	395,015	1,249,776
*	Lamprell PLC	41,997	4,450
	Lancashire Holdings Ltd.	52,020	283,387
	Legal & General Group PLC	457,399	1,460,711
*	Liberty Global PLC, Class A	3,805	82,797
*	Liberty Global PLC, Class C	9,330	213,564
	Liontrust Asset Management PLC	3,835	48,722
	Lloyds Banking Group PLC	3,112,345	1,723,175
#	Lloyds Banking Group PLC, ADR	255,098	563,767
	London Stock Exchange Group PLC	7,726	754,028
	Lookers PLC	75,313	69,276
	LSL Property Services PLC	22,137	86,945
Ω	Luceco PLC	23,776	31,599
	M&G PLC	385,179	1,004,047
	Macfarlane Group PLC	21,157	29,865

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Man Group PLC	368,242	$1,225,046
*	Marks & Spencer Group PLC	447,197	775,295
	Marshalls PLC	42,323	255,528
	Mears Group PLC	28,866	67,980
	Medica Group PLC	4,556	8,839
*	Meggitt PLC	123,965	1,194,115
	Melrose Industries PLC	524,909	1,033,262
*	Metro Bank PLC	28,971	28,912
#	Micro Focus International PLC, Sponsored ADR	27,103	92,963
	Micro Focus International PLC	35,988	125,367
	Midwich Group PLC	5,324	33,891
	MJ Gleeson PLC	6,070	39,231
	Mondi PLC	50,869	965,352
	Moneysupermarket.com Group PLC	127,626	317,714
	Morgan Advanced Materials PLC	77,406	301,265
	Morgan Sindall Group PLC	10,265	254,495
	Mortgage Advice Bureau Holdings Ltd.	3,625	41,031
*	Motorpoint group PLC	15,378	36,273
	Mountview Estates PLC	2	322
	MP Evans Group PLC	5,061	50,564
*	N Brown Group PLC	54,752	16,971
*	National Express Group PLC	162,124	363,223
	National Grid PLC	6,869	94,584
#	National Grid PLC, Sponsored ADR	17,742	1,235,055
	Natwest Group PLC	357,952	1,087,192
#	Natwest Group PLC, Sponsored ADR	14,935	92,896
	NCC Group PLC	45,402	124,016
	Next Fifteen Communications Group PLC	17,036	213,308
	Next PLC	10,782	897,621
	Ninety One PLC	106,231	264,549
	Norcros PLC	20,097	54,695
	Numis Corp. PLC	16,969	53,478
*	Ocado Group PLC	10,882	111,870
*Ω	On the Beach Group PLC	23,702	32,147
	OSB Group PLC	86,836	557,813
	Oxford Instruments PLC	8,305	230,469
	Pagegroup PLC	79,979	445,160
	Pan African Resources PLC	399,636	98,257
*	Pantheon Resources PLC	13,595	19,400
	Paragon Banking Group PLC	73,269	478,380
*	Parkmead Group PLC	14,605	11,971
	PayPoint PLC	17,162	125,349
	Pearson PLC	99,485	920,759
	Pearson PLC, Sponsored ADR	33,717	312,219
*	Pendragon PLC	281,205	75,387
	Pennon Group PLC	41,086	502,907
	Persimmon PLC	38,840	895,892
*	Petrofac Ltd.	84,491	118,853
	Pets at Home Group PLC	100,508	403,270
*	Pharos Energy PLC	70,803	19,888
	Phoenix Group Holdings PLC	111,986	882,295
	Photo-Me International PLC	91,911	113,888
	Plus500 Ltd.	22,812	462,980
	Polar Capital Holdings PLC	17,335	103,296
	Porvair PLC	6,060	41,395
*	PPHE Hotel Group Ltd.	2,064	35,980
	Premier Foods PLC	291,640	414,037
	Provident Financial PLC	51,481	121,658
#	Prudential PLC, ADR	31,292	780,110

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	PureTech Health PLC	27,234	$65,029
	PZ Cussons PLC	44,997	115,450
Ω	Quilter PLC	250,345	320,768
	Rathbones Group PLC	12,413	274,059
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	84,124	99,339
	Record PLC	4,517	3,867
	Redde Northgate PLC	65,504	293,452
	Redrow PLC	75,100	531,002
	RELX PLC, Sponsored ADR	52,264	1,542,823
	RELX PLC	22,194	658,695
	Renew Holdings PLC	4,677	42,396
*	Renewi PLC	22,215	205,395
	Renishaw PLC	4,837	256,787
	Rentokil Initial PLC	142,147	938,591
	Rhi Magnesita NV	3,146	89,157
	RHI Magnesita NV	7,255	200,001
	Rightmove PLC	83,238	650,736
	Rio Tinto PLC	67,196	4,056,587
#	Rio Tinto PLC, Sponsored ADR	62,597	3,820,295
	Robert Walters PLC	12,249	80,844
*	Rolls-Royce Holdings PLC	478,334	522,790
	Rotork PLC	144,628	458,943
	Royal Mail PLC	210,666	728,018
	RPS Group PLC	75,774	104,727
	RWS Holdings PLC	17,169	80,208
	S&U PLC	934	23,620
Ω	Sabre Insurance Group PLC	20,278	27,017
*	Saga PLC	26,877	51,901
	Sage Group PLC	79,020	681,003
*	Savannah Energy PLC	40,848	16,902
	Savills PLC	35,593	518,927
	Schroders PLC	9,911	359,489
	Schroders PLC	3,910	120,266
	ScS Group PLC	2,043	3,659
*	Senior PLC	90,209	159,516
	Severfield PLC	56,602	40,561
	Severn Trent PLC	16,944	609,168
*	SIG PLC	149,857	66,689
	Sirius Real Estate Ltd.	156,441	182,096
	Smart Metering Systems PLC	15,309	175,749
	Smith & Nephew PLC, Sponsored ADR	2,400	62,040
	Smith & Nephew PLC	31,617	405,366
	Smiths Group PLC	58,309	1,100,419
	Smiths News PLC	21,046	8,542
	Softcat PLC	27,789	474,086
*	SolGold PLC	53,128	16,458
	Spectris PLC	8,435	320,831
	Speedy Hire PLC	139,589	79,799
	Spirax-Sarco Engineering PLC	5,040	735,381
	Spirent Communications PLC	108,335	372,638
	SSE PLC	110,697	2,390,877
*	SSP Group PLC	110,570	343,840
	St. James's Place PLC	60,165	903,743
*	Staffline Group PLC	8,448	4,667
	Standard Chartered PLC	221,197	1,524,642
	SThree PLC	31,635	145,300
	Strix Group PLC	15,259	29,691
††	Studio Retail Group PLC	18,658	19,597

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	STV Group PLC	5,073	$17,318
*	Superdry PLC	9,884	17,033
	Synthomer PLC	70,622	201,451
	Tate & Lyle PLC	108,615	1,064,036
	Tatton Asset Management PLC	2,837	14,130
	Taylor Wimpey PLC	646,215	1,005,820
	TBC Bank Group PLC	7,918	133,292
	TClarke PLC	6,189	12,221
*	Ted Baker PLC	42,795	45,953
	Telecom Plus PLC	14,570	400,500
	Tesco PLC	578,732	1,856,072
Ω	TI Fluid Systems PLC	38,893	82,789
	Topps Tiles PLC	31,329	14,910
	TP ICAP Group PLC	178,790	259,524
	Travis Perkins PLC	54,902	704,654
	Treatt PLC	969	9,534
*	Tremor International Ltd.	1,896	9,961
	TT Electronics PLC	56,108	131,480
	Tyman PLC	24,959	80,686
*	ULS Technology PLC	9,667	7,977
	Unilever PLC, Sponsored ADR	96,819	4,711,213
	Unilever PLC	17,669	860,794
	United Utilities Group PLC	43,723	580,927
*	Verici Dx PLC	736	204
	Vertu Motors PLC	95,932	68,775
	Vesuvius PLC	51,019	223,510
	Victrex PLC	10,220	240,712
	VIDENDUM PLC	6,546	103,098
	Virgin Money UK PLC	328,136	572,321
	Vistry Group PLC	59,582	671,664
	Vodafone Group PLC	2,947,157	4,343,099
	Vodafone Group PLC, Sponsored ADR	5,740	84,722
	Volex PLC	16,689	64,119
	Volution Group PLC	31,694	162,116
	Vp PLC	2,866	30,589
*Ω	Watches of Switzerland Group PLC	36,667	397,481
	Watkin Jones PLC	46,661	124,990
	Weir Group PLC	34,107	697,447
*	WH Smith PLC	22,484	396,854
	Whitbread PLC	27,241	867,076
	Wickes Group PLC	62,720	104,144
	Wilmington PLC	1,608	5,382
	Wincanton PLC	30,464	139,872
*Ω	Wizz Air Holdings PLC	728	19,770
	WPP PLC, Sponsored ADR	2,537	136,897
	WPP PLC	75,071	810,195
*	Xaar PLC	15,586	42,884
	XP Power Ltd.	2,199	81,608
	XPS Pensions Group PLC	14,341	25,667
	Zotefoams PLC	1,696	5,145
TOTAL UNITED KINGDOM			155,961,456
UNITED STATES — (0.0%)
#	ADTRAN Holdings, Inc.	12,232	286,300
	Arko Corp.	3,394	30,984
*	GXO Logistics, Inc.	365	17,524
TOTAL UNITED STATES			334,808
TOTAL COMMON STOCKS			1,253,707,906

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	4,660	$353,811
	Draegerwerk AG & Co. KGaA	2,600	136,421
	Fuchs Petrolub SE	15,451	462,959
	Henkel AG & Co. KGaA	10,232	653,654
	Jungheinrich AG	13,726	373,615
	Porsche Automobil Holding SE	12,912	934,593
	Sixt SE	4,468	315,211
	STO SE & Co. KGaA	686	106,442
	Volkswagen AG	22,361	3,161,618
TOTAL GERMANY			6,498,324
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd.	295	0
*	Magellan Financial Group Ltd. Warrants 04/16/2027	2,004	1,176
TOTAL AUSTRALIA			1,176
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	10,722	0
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	7,700	255
ITALY — (0.0%)
#*	Webuild SpA	1,055	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	155,491	0
TOTAL RIGHTS/WARRANTS			1,431
TOTAL INVESTMENT SECURITIES (Cost $1,205,142,202)			1,260,207,661

			Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	6,150,243	71,139,863
TOTAL INVESTMENTS — (100.0%)
(Cost $1,276,281,065)^^			$1,331,347,524
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$183,010	$79,904,051	—	$80,087,061
Austria	—	7,419,931	—	7,419,931
Belgium	433,247	13,424,725	—	13,857,972
Canada	147,579,536	224,635	—	147,804,171
China	157,390	58,382	—	215,772
Denmark	—	21,674,064	—	21,674,064
Finland	671,283	21,929,802	—	22,601,085
France	—	92,646,274	$1,118	92,647,392

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	$1,552,392	$79,780,487	—	$81,332,879
Hong Kong	—	35,943,284	$20,985	35,964,269
Ireland	3,471,402	5,935,067	—	9,406,469
Israel	478,645	14,083,801	—	14,562,446
Italy	332,587	31,211,345	—	31,543,932
Japan	499,679	290,419,536	—	290,919,215
Netherlands	11,636,749	35,630,013	—	47,266,762
New Zealand	—	5,271,480	—	5,271,480
Norway	25,014	13,253,825	—	13,278,839
Portugal	—	4,645,245	—	4,645,245
Singapore	103,511	13,841,923	6,397	13,951,831
Spain	363,981	33,208,595	—	33,572,576
Sweden	62,157	44,966,016	—	45,028,173
Switzerland	7,448,509	76,911,569	—	84,360,078
United Kingdom	21,162,256	134,779,603	19,597	155,961,456
United States	334,808	—	—	334,808
Preferred Stocks
Germany	—	6,498,324	—	6,498,324
Rights/Warrants
Australia	—	1,176	—	1,176
Hong Kong	—	255	—	255
Securities Lending Collateral	—	71,139,863	—	71,139,863
TOTAL	$196,496,156	$1,134,803,271	$48,097^	$1,331,347,524

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,123,418	$23,580,548
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	882,675	11,104,051
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	343,809	4,555,463
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $39,467,014)		$39,240,062

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $19,216)	19,216	19,216
TOTAL INVESTMENTS — (100.0%) (Cost $39,486,230)^^		$39,259,278
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$39,240,062	—	—	$39,240,062
Temporary Cash Investments	19,216	—	—	19,216
TOTAL	$39,259,278	—	—	$39,259,278

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (2.9%)
	AES Brasil Energia SA	59,559	$123,743
	Aliansce Sonae Shopping Centers SA	45,800	149,329
*	Alliar Medicos A Frente SA	18,837	74,961
	Alper Consultoria e Corretora de Seguros SA	5,400	27,135
	Alupar Investimento SA	55,339	291,449
	Americanas SA	86,419	233,831
*	Anima Holding SA	105,123	91,021
	Arezzo Industria e Comercio SA	13,770	210,644
	Atacadao SA	98,097	353,211
	Auren Energia SA	98,686	270,647
	B3 SA - Brasil Bolsa Balcao	547,422	1,173,327
	Banco Bradesco SA	127,304	356,021
	Banco BTG Pactual SA	104,864	456,618
	Banco do Brasil SA	101,674	706,831
	Banco Santander Brasil SA	48,538	265,387
	BB Seguridade Participacoes SA	90,895	509,276
*	BK Brasil Operacao e Assessoria a Restaurantes SA	109,000	131,033
	Boa Vista Servicos SA	63,600	66,131
	BR Malls Participacoes SA	288,537	442,221
	BR Properties SA	68,900	112,123
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	20,670	95,838
	Braskem SA, Sponsored ADR	28,578	406,951
*	BRF SA	208,234	642,317
*	C&A MODAS SA	26,264	14,264
	Camil Alimentos SA	65,153	115,218
	CCR SA	407,768	1,023,735
	Centrais Eletricas Brasileiras SA	102,501	907,514
	Cia Brasileira de Distribuicao	78,233	246,609
	Cia de Saneamento Basico do Estado de Sao Paulo	70,436	608,101
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	129,124
	Cia de Saneamento de Minas Gerais-COPASA	67,860	157,384
	Cia de Saneamento do Parana	101,409	362,196
	Cia de Saneamento do Parana	86,400	58,779
	Cia Energetica de Minas Gerais	68,848	226,341
	Cia Paranaense de Energia	72,200	90,283
	Cia Paranaense de Energia	14,600	97,266
#	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	654,620
	Cia Siderurgica Nacional SA	7,000	19,901
	Cielo SA	617,097	528,351
*	Cogna Educacao	966,055	421,964
*	Construtora Tenda SA	36,123	27,298
	Cosan SA	117,134	422,661
	CPFL Energia SA	42,500	269,747
	CSU Cardsystem SA	14,300	39,135
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	376,837
	Dexco SA	222,047	418,422
	Diagnosticos da America SA	8,500	31,509
	Dimed SA Distribuidora da Medicamentos	43,600	92,524
	Direcional Engenharia SA	35,296	80,769
*	Dommo Energia SA	82,200	24,466
*	EcoRodovias Infraestrutura e Logistica SA	116,887	128,542
	EDP - Energias do Brasil SA	103,212	432,868
*	Embraer SA	236,000	535,939
*	Empreendimentos Pague Menos SA	26,500	22,996
	Enauta Participacoes SA	95,700	342,730

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	69,555	$592,026
	Engie Brasil Energia SA	40,511	347,007
	Equatorial Energia SA	249,719	1,197,412
	Eternit SA	25,100	54,866
	Even Construtora e Incorporadora SA	50,000	51,603
	Ez Tec Empreendimentos e Participacoes SA	58,500	190,851
	Fleury SA	72,460	226,451
	Fras-Le SA	7,744	17,766
*	Gafisa SA	90,313	21,469
	Gerdau SA, Sponsored ADR	172,595	814,648
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	30,205	26,386
	Grendene SA	123,636	170,373
*	Grupo Mateus SA	196,500	162,924
	Grupo SBF SA	35,900	144,388
	Guararapes Confeccoes SA	48,436	69,835
*	Hidrovias do Brasil SA	169,187	72,918
	Instituto Hermes Pardini SA	31,468	123,887
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,100	37,311
	Inter & Co., Inc., BDR	14,938	45,125
*	International Meal Co. Alimentacao SA, Class A	88,416	28,195
	Iochpe-Maxion SA	125,579	380,322
*	IRB Brasil Resseguros SA	242,724	89,601
	Itau Unibanco Holding SA	54,962	215,425
	JBS SA	207,749	1,282,446
	JHSF Participacoes SA	181,166	199,580
	JSL SA	9,924	9,763
	Kepler Weber SA	32,916	130,033
	Klabin SA	304,119	1,171,429
	Light SA	109,719	113,449
	Localiza Rent a Car SA	113,566	1,264,475
	LOG Commercial Properties e Participacoes SA	15,776	63,786
*	Log-in Logistica Intermodal SA	19,233	120,808
	Lojas Quero Quero SA	48,543	57,042
	Lojas Renner SA	74,400	363,653
	LPS Brasil Consultoria de Imoveis SA	15,500	8,987
	M Dias Branco SA	40,998	246,823
*	Magazine Luiza SA	214,835	107,125
	Mahle-Metal Leve SA	20,837	97,055
	Marcopolo SA	67,500	27,918
	Marfrig Global Foods SA	153,400	391,349
*	Marisa Lojas SA	72,476	30,676
	Melnick Even Desenvolvimento Imobiliario SA	29,600	22,654
	Mills Estruturas e Servicos de Engenharia SA	75,711	112,672
	Minerva SA	111,500	282,300
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,054	24,724
*	Moura Dubeux Engenharia SA	28,600	29,296
	Movida Participacoes SA	79,274	194,581
	MRV Engenharia e Participacoes SA	161,741	286,339
	Multiplan Empreendimentos Imobiliarios SA	81,600	375,346
	Natura & Co. Holding SA	199,022	599,285
	Neoenergia SA	58,349	167,014
	Odontoprev SA	85,945	164,611
*	Omega Energia SA	66,853	159,053
	Porto Seguro SA	97,682	347,752
	Portobello SA	34,800	57,775
	Positivo Tecnologia SA	42,900	56,878
	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	10,571
	Qualicorp Consultoria e Corretora de Seguros SA	54,281	103,335
	Raia Drogasil SA	165,905	672,713

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Romi SA	34,816	$89,898
	Rumo SA	171,678	581,984
	Santos Brasil Participacoes SA	139,688	176,024
	Sao Carlos Empreendimentos e Participacoes SA	8,500	41,678
	Sao Martinho SA	69,642	471,494
#	Sendas Distribuidora SA, ADR	4,478	68,155
	Sendas Distribuidora SA	195,105	597,672
Ω	Ser Educacional SA	29,685	33,792
	SIMPAR SA	113,200	226,002
	Sinqia SA	5,600	18,746
	SLC Agricola SA	54,289	462,719
	Sul America SA	176,038	799,879
	Suzano SA	172,954	1,614,184
#	Suzano SA, Sponsored ADR	597	5,580
	Tegma Gestao Logistica SA	16,488	42,573
	Telefonica Brasil SA	70,769	610,019
#	Telefonica Brasil SA, ADR	19,463	168,939
	Terra Santa Propriedades Agricolas SA	6,315	34,503
	TIM SA	262,444	638,598
	TOTVS SA	95,358	485,996
	Transmissora Alianca de Energia Eletrica SA	118,153	923,923
	Trisul SA	36,300	26,660
	Tupy SA	35,800	157,547
	Ultrapar Participacoes SA	175,611	430,704
#	Ultrapar Participacoes SA, Sponsored ADR	43,722	108,868
	Unipar Carbocloro SA	12,246	192,657
	Usinas Siderurgicas de Minas Gerais SA Usiminas	61,990	99,800
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	90,430
*	Via SA	150,184	69,663
	Vibra Energia SA	263,141	846,775
	Vivara Participacoes SA	16,800	72,050
	Vulcabras Azaleia SA	51,709	114,629
	WEG SA	82,412	446,615
	Wiz Solucoes e Corretagem de Seguros SA	9,500	13,624
*	XP, Inc., BDR	4,505	94,863
	YDUQS Participacoes SA	155,961	399,390
TOTAL BRAZIL			41,788,856
CHILE — (0.5%)
	Aguas Andinas SA, Class A	905,121	182,561
	Banco de Chile, ADR	22,349	423,295
	Banco de Credito e Inversiones SA	7,096	214,101
	Banco Santander Chile, ADR	21,118	330,286
	Banco Santander Chile	578,304	22,905
	Besalco SA	205,940	59,020
*	Camanchaca SA	88,516	5,126
	CAP SA	30,941	283,156
	Cencosud SA	412,781	563,903
	Cencosud Shopping SA	103,877	112,391
	Cia Sud Americana de Vapores SA	2,679,959	289,975
	Colbun SA	1,136,872	96,567
	Embotelladora Andina SA, ADR, Class B	14,738	168,603
	Empresa Nacional de Telecomunicaciones SA	80,832	267,308
	Empresas CMPC SA	211,970	360,144
	Empresas Hites SA	72,367	7,308
	Enel Americas SA	1,668,211	168,839
	Falabella SA	66,049	147,329
	Forus SA	32,824	39,960

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Grupo Security SA	871,345	$126,191
	Hortifrut SA	97,666	87,846
	Inversiones Aguas Metropolitanas SA	263,373	115,450
	Inversiones La Construccion SA	12,479	37,405
	Itau CorpBanca Chile SA	45,589,194	98,504
	Itau CorpBanca Chile SA, ADR	4,431	14,290
	Molibdenos y Metales SA	3,068	13,959
	Multiexport Foods SA	291,740	110,078
	Parque Arauco SA	159,932	135,066
	PAZ Corp. SA	82,712	23,462
	Plaza SA	56,599	48,302
	Ripley Corp. SA	445,297	66,461
	Salfacorp SA	151,797	41,912
	Sigdo Koppers SA	163,912	160,256
	SMU SA	1,043,308	106,519
	Sociedad Matriz SAAM SA	2,519,549	157,923
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	16,665	1,639,336
	Socovesa SA	166,772	16,379
	SONDA SA	271,865	89,304
TOTAL CHILE			6,831,420
CHINA — (28.3%)
*	21Vianet Group, Inc., ADR	52,791	272,402
	360 DigiTech, Inc., ADR	51,759	751,541
	360 Security Technology, Inc., Class A	59,900	65,747
*	361 Degrees International Ltd.	454,000	225,990
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,200	122,675
Ω	3SBio, Inc.	764,000	508,538
	5I5J Holding Group Co. Ltd., Class A	119,400	46,849
#	AAC Technologies Holdings, Inc.	485,500	941,302
Ω	AAG Energy Holdings Ltd.	331,860	61,957
	Accelink Technologies Co. Ltd., Class A	27,600	72,991
	ADAMA Ltd., Class A	24,500	39,436
	Addsino Co. Ltd., Class A	23,800	40,384
	Advanced Technology & Materials Co. Ltd., Class A	41,100	57,442
	AECC Aero-Engine Control Co. Ltd., Class A	15,600	63,273
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	26,500	37,758
	Agile Group Holdings Ltd.	760,749	249,281
#*	Agora, Inc., ADR	17,355	85,213
	Agricultural Bank of China Ltd., Class H	5,709,000	1,882,954
	Aier Eye Hospital Group Co. Ltd., Class A	85,310	385,569
*	Air China Ltd., Class H	174,000	136,570
	Aisino Corp., Class A	32,500	51,744
	Ajisen China Holdings Ltd.	284,000	31,119
Ω	Ak Medical Holdings Ltd.	192,000	149,533
*	Alibaba Group Holding Ltd., Sponsored ADR	150,423	13,443,304
*	Alibaba Group Holding Ltd.	793,800	8,925,065
*	Alibaba Health Information Technology Ltd.	346,000	207,772
*	Alibaba Pictures Group Ltd.	5,470,000	466,739
Ω	A-Living Smart City Services Co. Ltd.	424,250	517,485
	All Winner Technology Co. Ltd., Class A	14,250	53,154
	Allmed Medical Products Co. Ltd., Class A	22,700	46,613
*	Alpha Group, Class A	45,000	31,529
*	Amlogic Shanghai Co. Ltd., Class A	4,990	62,727
	Amoy Diagnostics Co. Ltd., Class A	11,340	50,467
	Angang Steel Co. Ltd., Class H	927,200	307,288
	Anhui Anke Biotechnology Group Co. Ltd., Class A	40,460	54,878
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	60,051
	Anhui Expressway Co. Ltd., Class H	148,000	112,587

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,320	$75,807
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	22,360	99,520
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	96,462
	Anhui Jinhe Industrial Co. Ltd., Class A	18,705	112,721
	Anhui Korrun Co. Ltd., Class A	2,400	4,954
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	28,358
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,400	19,627
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	92,617
	Anhui Xinhua Media Co. Ltd., Class A	27,300	19,508
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,800	90,092
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	862	27,012
	Anjoy Foods Group Co. Ltd., Class A	3,700	80,770
	Anker Innovations Technology Co. Ltd., Class A	2,500	27,336
	ANTA Sports Products Ltd.	203,600	2,241,810
*Ω	Antengene Corp. Ltd.	118,000	78,165
*	Anton Oilfield Services Group	1,610,000	87,378
	Aoshikang Technology Co. Ltd., Class A	9,800	41,739
*††	Aowei Holdings Ltd.	78,000	1,975
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	12,440
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	89,645
	APT Satellite Holdings Ltd.	234,000	62,281
Ω	Archosaur Games, Inc.	61,000	37,893
*Ω	Ascletis Pharma, Inc.	156,000	66,775
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	7,600	39,325
Ω	AsiaInfo Technologies Ltd.	82,400	131,421
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,400	34,291
	Autel Intelligent Technology Corp. Ltd., Class A	6,013	32,628
	Autobio Diagnostics Co. Ltd., Class A	13,310	90,518
	Avary Holding Shenzhen Co. Ltd., Class A	30,200	138,057
	AVIC Electromechanical Systems Co. Ltd., Class A	26,800	47,079
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	46,995
	AviChina Industry & Technology Co. Ltd., Class H	1,348,000	719,220
	AVICOPTER PLC, Class A	6,300	40,958
	Bafang Electric Suzhou Co. Ltd., Class A	1,600	41,616
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	306,109
*	Baidu, Inc., Sponsored ADR	19,634	2,681,415
Ω	BAIOO Family Interactive Ltd.	594,000	37,720
	Bank of Beijing Co. Ltd., Class A	130,600	80,898
	Bank of Changsha Co. Ltd., Class A	82,696	90,921
	Bank of Chengdu Co. Ltd., Class A	67,800	155,243
	Bank of China Ltd., Class H	17,477,356	6,214,689
	Bank of Chongqing Co. Ltd., Class H	329,000	173,316
	Bank of Communications Co. Ltd., Class H	1,926,580	1,146,726
	Bank of Guiyang Co. Ltd., Class A	110,617	92,013
	Bank of Hangzhou Co. Ltd., Class A	68,800	146,190
	Bank of Jiangsu Co. Ltd., Class A	200,220	214,278
	Bank of Nanjing Co. Ltd., Class A	176,400	270,890
	Bank of Ningbo Co. Ltd., Class A	99,358	461,024
	Bank of Shanghai Co. Ltd., Class A	164,800	145,922
	Bank of Suzhou Co. Ltd., Class A	94,050	89,575
*	Bank of Tianjin Co. Ltd., Class H	45,000	11,907
*Ω	Bank of Zhengzhou Co. Ltd., Class H	85,910	15,084
	Baoshan Iron & Steel Co. Ltd., Class A	460,900	388,792
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	31,000	25,714
*	Baoye Group Co. Ltd., Class H	98,000	49,628
*	Baozun, Inc., Sponsored ADR	15,148	131,788
#*	Baozun, Inc., Class A	21,500	63,505
	Bear Electric Appliance Co. Ltd., Class A	5,300	44,070
	Befar Group Co. Ltd., Class A	29,100	24,841

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co. Ltd., Class A	64,100	$74,727
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	19,000	25,435
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	9,230	83,319
	Beijing Capital Development Co. Ltd., Class A	84,000	55,563
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	101,757
*	Beijing Capital International Airport Co. Ltd., Class H	902,000	530,244
	Beijing Career International Co. Ltd., Class A	5,100	32,558
	Beijing Certificate Authority Co. Ltd., Class A	5,850	21,536
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	29,242
*	Beijing Compass Technology Development Co. Ltd., Class A	6,300	49,119
	Beijing Ctrowell Technology Corp. Ltd., Class A	17,000	22,890
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	29,188	31,472
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	98,437
	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,900	33,507
*	Beijing Energy International Holding Co. Ltd.	1,888,000	55,569
	Beijing Enlight Media Co. Ltd., Class A	45,600	56,634
*	Beijing Enterprises Clean Energy Group Ltd.	5,400,000	55,039
	Beijing Enterprises Water Group Ltd.	2,286,000	693,071
	Beijing Forever Technology Co. Ltd., Class A	12,200	14,964
*††	Beijing Gas Blue Sky Holdings Ltd.	2,280,000	18,008
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	40,356	78,284
	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	69,969
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,000	32,462
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	747	35,252
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	94,695
	Beijing Kingsoft Office Software, Inc., Class A	698	18,165
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	14,298
	Beijing New Building Materials PLC, Class A	23,254	99,425
	Beijing North Star Co. Ltd., Class H	420,000	51,341
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	33,047
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	59,918
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	167,613
	Beijing Originwater Technology Co. Ltd., Class A	86,700	71,665
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	23,357
	Beijing Roborock Technology Co. Ltd., Class A	868	42,024
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	4,400	12,881
	Beijing Shiji Information Technology Co. Ltd., Class A	13,076	27,644
	Beijing Shougang Co. Ltd., Class A	86,200	54,174
	Beijing Sinnet Technology Co. Ltd., Class A	29,400	41,946
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	53,448
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	49,554
	Beijing Strong Biotechnologies, Inc., Class A	18,900	51,256
	Beijing SuperMap Software Co. Ltd., Class A	12,757	35,473
*	Beijing Thunisoft Corp. Ltd., Class A	23,000	24,393
	Beijing Tiantan Biological Products Corp. Ltd., Class A	20,304	60,365
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	104,000	134,120
	Beijing Tongtech Co. Ltd., Class A	18,300	48,014
	Beijing Ultrapower Software Co. Ltd., Class A	78,400	49,255
	Beijing United Information Technology Co. Ltd., Class A	3,770	51,434
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	27,665
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,960	139,871
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	31,244
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,000	70,741
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	107,416
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	181,400	125,204
	Beken Corp., Class A	3,600	17,133
*	Berry Genomics Co. Ltd., Class A	7,300	14,282

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Best Pacific International Holdings Ltd., Class H	134,000	$29,414
	Bestsun Energy Co. Ltd., Class A	40,000	28,340
	Bethel Automotive Safety Systems Co. Ltd., Class A	2,605	41,149
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	37,177
	Better Life Commercial Chain Share Co. Ltd., Class A	30,900	28,825
	Biem.L.Fdlkk Garment Co. Ltd., Class A	22,100	70,245
	BII Railway Transportation Technology Holdings Co. Ltd.	272,000	12,609
*	Bilibili, Inc., Class Z	24,440	597,392
	Black Peony Group Co. Ltd., Class A	31,440	36,299
#Ω	Blue Moon Group Holdings Ltd.	69,500	55,401
*	Blue Sail Medical Co. Ltd., Class A	38,300	49,783
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	45,400	40,179
	BOC International China Co. Ltd., Class A	16,200	30,372
*	Bohai Leasing Co. Ltd., Class A	260,400	83,459
	Bosideng International Holdings Ltd.	1,136,000	663,025
*	Boyaa Interactive International Ltd.	202,000	10,357
	Bright Dairy & Food Co. Ltd., Class A	30,569	54,922
	Bright Real Estate Group Co. Ltd., Class A	53,200	18,411
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	27,847
*††	Brilliance China Automotive Holdings Ltd.	1,238,000	218,198
	B-Soft Co. Ltd., Class A	31,200	32,249
	BTG Hotels Group Co. Ltd., Class A	24,700	76,712
#*	Burning Rock Biotech Ltd., ADR	20,849	66,508
	BYD Co. Ltd., Class H	71,000	2,597,604
	BYD Electronic International Co. Ltd.	369,500	949,318
	By-health Co. Ltd., Class A	21,400	58,754
	C C Land Holdings Ltd.	726,187	185,348
	C&D International Investment Group Ltd.	196,422	477,842
	C&D Property Management Group Co. Ltd.	166,000	78,374
	C&S Paper Co. Ltd., Class A	39,900	66,389
	Cabbeen Fashion Ltd.	119,000	25,163
	Caitong Securities Co. Ltd., Class A	81,250	87,979
	Camel Group Co. Ltd., Class A	43,600	75,409
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	55,767
	Canny Elevator Co. Ltd., Class A	25,500	30,681
#Ω	CanSino Biologics, Inc., Class H	36,800	308,026
*	Capital Environment Holdings Ltd.	2,326,000	53,642
	Carrianna Group Holdings Co. Ltd.	248,000	16,998
	Castech, Inc., Class A	11,300	28,053
Ω	Cathay Media & Education Group, Inc.	218,000	31,439
	CCS Supply Chain Management Co. Ltd., Class A	11,513	12,293
*	CECEP Solar Energy Co. Ltd., Class A	81,800	108,479
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	49,200	18,136
	CECEP Wind-Power Corp., Class A	83,200	67,407
	Central China Management Co. Ltd.	432,194	47,274
	Central China New Life Ltd.	213,000	90,265
	Central China Real Estate Ltd.	586,870	51,609
	Central China Securities Co. Ltd., Class H	454,000	68,845
	CETC Digital Technology Co. Ltd., Class A	15,600	44,376
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	38,459
Ω	CGN Power Co. Ltd., Class H	1,832,000	422,429
	Chacha Food Co. Ltd., Class A	12,500	88,689
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	38,974
	Changjiang Securities Co. Ltd., Class A	52,700	42,575
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	7,900	10,932
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	81,022
*	Chanjet Information Technology Co. Ltd., Class H	10,500	9,347
	Chaowei Power Holdings Ltd.	282,000	71,982
	Chaozhou Three-Circle Group Co. Ltd., Class A	24,100	96,144

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	ChemPartner PharmaTech Co. Ltd., Class A	12,100	$19,663
	Chen Lin Education Group Holdings Ltd.	92,000	25,305
*	Cheng De Lolo Co. Ltd., Class A	45,500	56,172
	Chengdu ALD Aviation Manufacturing Corp., Class A	6,660	33,237
	Chengdu CORPRO Technology Co. Ltd., Class A	11,900	41,948
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	34,004
	Chengdu Hongqi Chain Co. Ltd., Class A	59,000	42,680
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	10,509
	Chengdu Kanghua Biological Products Co. Ltd., Class A	3,450	49,013
	Chengdu Leejun Industrial Co. Ltd., Class A	21,000	28,128
	Chengdu Tianjian Technology Co. Ltd., Class A	2,520	16,426
	Chengdu Wintrue Holding Co. Ltd., Class A	51,815	111,825
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	46,436
	Chengtun Mining Group Co. Ltd., Class A	73,800	86,445
	Chengxin Lithium Group Co. Ltd., Class A	11,600	97,875
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	25,900	70,258
*	Chiho Environmental Group Ltd.	308,000	27,487
	China Aerospace International Holdings Ltd.	970,000	54,972
#	China Aircraft Leasing Group Holdings Ltd.	157,000	95,754
	China Baoan Group Co. Ltd., Class A	18,100	38,317
	China Bester Group Telecom Co. Ltd., Class A	4,800	8,570
	China BlueChemical Ltd., Class H	943,143	255,171
Ω	China Bohai Bank Co. Ltd., Class H	664,000	118,294
*	China Bright Culture Group	163,000	6,864
	China CAMC Engineering Co. Ltd., Class A	47,900	57,817
	China Chengtong Development Group Ltd.	1,142,000	21,073
	China CITIC Bank Corp. Ltd., Class H	2,102,000	878,594
††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	121,339
	China Communications Services Corp. Ltd., Class H	1,300,800	528,861
*	China Conch Environment Protection Holdings Ltd.	442,500	350,384
	China Conch Venture Holdings Ltd.	419,000	812,310
	China Construction Bank Corp., Class H	22,487,990	14,361,059
	China CSSC Holdings Ltd., Class A	32,900	114,111
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	187,277
	China Design Group Co. Ltd., Class A	22,240	30,153
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	976,000	124,381
*	China Dili Group	968,585	170,552
	China Dongxiang Group Co. Ltd.	1,590,000	79,084
Ω	China East Education Holdings Ltd.	336,500	136,626
*	China Eastern Airlines Corp. Ltd., ADR	1,469	26,612
*	China Eastern Airlines Corp. Ltd., Class H	260,000	94,734
	China Education Group Holdings Ltd.	602,000	510,197
	China Electronics Huada Technology Co. Ltd.	270,000	25,496
#	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	60,830
*	China Energy Engineering Corp Ltd	493,027	167,829
	China Energy Engineering Corp. Ltd., Class H	676,000	89,633
	China Everbright Bank Co. Ltd., Class H	927,000	281,145
	China Everbright Environment Group Ltd.	1,126,000	599,304
#Ω	China Everbright Greentech Ltd.	375,000	85,018
	China Everbright Ltd.	458,000	348,010
*	China Express Airlines Co. Ltd., Class A	36,700	56,086
Ω	China Feihe Ltd.	1,336,000	1,173,107
*	China Film Co. Ltd., Class A	32,900	57,592
	China Foods Ltd.	536,000	170,676
	China Galaxy Securities Co. Ltd., Class H	1,279,500	632,748
	China Gas Holdings Ltd.	1,286,400	1,977,383
	China Glass Holdings Ltd.	386,000	61,988
	China Gold International Resources Corp. Ltd.	99,700	279,111
*	China Grand Automotive Services Group Co. Ltd., Class A	74,000	29,687

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Great Wall Securities Co. Ltd., Class A	48,400	$64,720
	China Greatwall Technology Group Co. Ltd., Class A	33,200	47,707
*	China Green Agriculture, Inc.	1,750	8,204
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	3,306
	China Hanking Holdings Ltd.	359,000	48,481
#	China Harmony Auto Holding Ltd.	428,500	144,731
	China Harzone Industry Corp. Ltd., Class A	19,100	21,884
*††	China High Precision Automation Group Ltd.	73,000	2,127
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	37,197
*	China High Speed Transmission Equipment Group Co. Ltd.	240,000	155,207
*††Ω	China Huarong Asset Management Co. Ltd., Class H	3,395,000	148,737
	China Huirong Financial Holdings Ltd.	84,000	10,902
††	China Huiyuan Juice Group Ltd.	159,000	7,101
Ω	China International Capital Corp. Ltd., Class H	353,600	650,173
	China International Marine Containers Group Co. Ltd., Class H	482,850	467,292
	China Jinmao Holdings Group Ltd.	2,529,120	586,924
	China Jushi Co. Ltd., Class A	40,690	90,356
	China Kepei Education Group Ltd.	278,000	65,238
	China Kings Resources Group Co. Ltd., Class A	16,058	89,272
	China Lesso Group Holdings Ltd.	704,000	862,795
#	China Life Insurance Co. Ltd., ADR	3,873	28,931
	China Life Insurance Co. Ltd., Class H	396,000	589,810
	China Lilang Ltd.	257,000	120,952
*Ω	China Literature Ltd.	181,200	714,124
*	China Longevity Group Co. Ltd.	30,000	982
	China Longyuan Power Group Corp. Ltd., Class H	549,000	882,001
*	China Maple Leaf Educational Systems Ltd.	848,000	38,350
	China Medical System Holdings Ltd.	871,000	1,384,634
	China Meheco Co. Ltd., Class A	24,220	52,243
	China Meidong Auto Holdings Ltd.	222,000	539,514
	China Mengniu Dairy Co. Ltd.	528,000	2,453,084
	China Merchants Bank Co. Ltd., Class H	1,011,098	5,463,264
	China Merchants Energy Shipping Co. Ltd., Class A	36,000	36,998
	China Merchants Land Ltd.	652,000	54,042
	China Merchants Port Holdings Co. Ltd.	429,889	693,346
	China Merchants Property Operation & Service Co. Ltd., Class A	19,000	46,192
Ω	China Merchants Securities Co. Ltd., Class H	189,340	175,439
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	54,900	111,711
*††	China Metal Recycling Holdings Ltd.	130,581	0
*Ω	China Metal Resources Utilization Ltd.	312,000	4,275
*	China Minmetals Rare Earth Co. Ltd., Class A	5,300	22,415
#	China Minsheng Banking Corp. Ltd., Class H	1,029,020	335,610
#	China Modern Dairy Holdings Ltd.	1,739,000	228,395
	China Molybdenum Co. Ltd., Class H	945,000	463,936
	China National Accord Medicines Corp. Ltd., Class A	14,000	60,084
	China National Chemical Engineering Co. Ltd., Class A	67,500	108,068
	China National Medicines Corp. Ltd., Class A	26,200	101,927
	China National Software & Service Co. Ltd., Class A	2,600	14,224
Ω	China New Higher Education Group Ltd.	557,000	177,342
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	40,190
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	53,110	247,895
*	China Nuclear Energy Technology Corp. Ltd.	418,000	36,189
*	China Oil & Gas Group Ltd.	2,890,000	115,944
	China Oilfield Services Ltd., Class H	524,000	482,696
	China Oriental Group Co. Ltd.	630,000	126,919
	China Overseas Grand Oceans Group Ltd.	1,087,250	523,910
	China Overseas Land & Investment Ltd.	1,248,500	3,450,129
	China Overseas Property Holdings Ltd.	537,000	561,240

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	783,800	$1,674,216
	China Pioneer Pharma Holdings Ltd.	119,000	38,542
*††	China Properties Group Ltd.	128,000	1,269
	China Publishing & Media Co. Ltd., Class A	48,000	32,963
	China Railway Group Ltd., Class H	1,198,000	713,163
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	22,123
Ω	China Railway Signal & Communication Corp. Ltd., Class H	866,000	276,852
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	39,852
*	China Rare Earth Holdings Ltd.	717,200	47,521
	China Reinsurance Group Corp., Class H	2,691,000	212,658
Ω	China Renaissance Holdings Ltd.	105,600	121,794
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,441	50,959
	China Resources Gas Group Ltd.	376,000	1,577,858
	China Resources Land Ltd.	1,004,222	4,193,911
	China Resources Microelectronics Ltd., Class A	8,168	61,544
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	11,381	61,267
	China Risun Group Ltd.	850,000	335,592
	China Sanjiang Fine Chemicals Co. Ltd.	397,000	73,440
	China SCE Group Holdings Ltd.	1,097,600	96,339
	China Science Publishing & Media Ltd., Class A	13,800	15,753
#*	China Shanshui Cement Group Ltd.	412,000	100,388
*Ω	China Shengmu Organic Milk Ltd.	1,117,000	52,714
	China Shineway Pharmaceutical Group Ltd.	164,000	130,596
	China Shuifa Singyes Energy Holdings Ltd.	224,000	33,064
*	China Silver Group Ltd.	722,000	35,786
	China South City Holdings Ltd.	2,314,000	156,459
	China South Publishing & Media Group Co. Ltd., Class A	26,700	35,344
*	China Southern Airlines Co. Ltd., Sponsored ADR	1,485	40,867
*	China Southern Airlines Co. Ltd., Class H	364,000	197,132
	China Starch Holdings Ltd.	2,090,000	74,729
	China State Construction Engineering Corp. Ltd., Class A	509,200	380,972
	China State Construction International Holdings Ltd.	1,078,000	1,117,792
	China Sunshine Paper Holdings Co. Ltd.	444,000	113,208
	China Suntien Green Energy Corp. Ltd., Class H	647,000	317,353
	China Taiping Insurance Holdings Co. Ltd.	957,212	1,009,357
	China Testing & Certification International Group Co. Ltd., Class A	20,174	37,491
*	China Tianbao Group Development Co. Ltd.	145,000	56,822
#*	China Tianrui Group Cement Co. Ltd.	59,000	47,194
	China Tianying, Inc., Class A	128,200	127,707
	China Tourism Group Duty Free Corp. Ltd., Class A	20,644	644,816
Ω	China Tower Corp. Ltd., Class H	17,362,000	2,233,666
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,532,000	650,363
*	China TransInfo Technology Co. Ltd., Class A	49,900	75,872
*	China Travel International Investment Hong Kong Ltd.	1,120,000	211,282
*	China Tungsten & Hightech Materials Co. Ltd., Class A	44,300	116,611
	China Vanke Co. Ltd., Class H	628,938	1,196,288
Ω	China Vast Industrial Urban Development Co. Ltd.	216,000	64,351
	China Water Affairs Group Ltd.	296,000	265,694
	China West Construction Group Co. Ltd., Class A	44,900	51,991
*††	China Wood Optimization Holding Ltd.	164,000	3,527
	China World Trade Center Co. Ltd., Class A	10,900	23,342
Ω	China Xinhua Education Group Ltd.	149,000	22,129
	China Yangtze Power Co. Ltd., Class A	188,453	668,684
	China Yongda Automobiles Services Holdings Ltd.	598,000	515,636
Ω	China Yuhua Education Corp. Ltd.	1,168,000	172,210
*	China Yurun Food Group Ltd.	383,000	26,310
#*	China ZhengTong Auto Services Holdings Ltd.	676,000	43,934
	China Zhenhua Group Science & Technology Co. Ltd., Class A	4,500	79,186
*	China Zheshang Bank Co. Ltd., Class H	154,000	71,928

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	$17,077
*††	China Zhongwang Holdings Ltd.	944,318	37,893
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	19,965
	Chinasoft International Ltd.	1,240,000	1,061,579
*	Chindata Group Holdings Ltd., ADR	61,693	440,488
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	53,000	73,317
	Chongqing Changan Automobile Co. Ltd., Class A	24,212	66,152
	Chongqing Department Store Co. Ltd., Class A	13,700	45,448
*	Chongqing Dima Industry Co. Ltd., Class A	110,000	35,234
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	45,844	86,146
*	Chongqing Iron & Steel Co. Ltd., Class H	342,000	41,998
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	42,548
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,084,000	377,214
	Chongqing Zaisheng Technology Corp. Ltd., Class A	23,240	22,290
	Chongqing Zhifei Biological Products Co. Ltd., Class A	22,600	333,957
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	36,220
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,750	85,890
#	CIFI Ever Sunshine Services Group Ltd.	330,000	237,937
#	CIFI Holdings Group Co. Ltd.	2,024,247	549,769
	CIMC Enric Holdings Ltd.	374,000	347,673
Ω	CIMC Vehicles Group Co. Ltd., Class H	47,000	30,290
	Cinda Real Estate Co. Ltd., Class A	63,800	56,315
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	24,813
*	CITIC Guoan Information Industry Co. Ltd., Class A	131,000	51,379
	CITIC Securities Co. Ltd., Class H	502,600	1,033,438
*	Citychamp Watch & Jewellery Group Ltd.	560,000	84,785
	CMST Development Co. Ltd., Class A	84,200	69,573
*	CNFinance Holdings Ltd., ADR	23,410	54,545
	CNHTC Jinan Truck Co. Ltd., Class A	40,986	79,660
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	75,835	111,844
	CNOOC Energy Technology & Services Ltd., Class A	162,200	61,522
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	45,900	138,536
	CoCreation Grass Co. Ltd., Class A	4,200	15,191
	COFCO Biotechnology Co. Ltd., Class A	73,600	95,009
	COFCO Joycome Foods Ltd.	1,467,000	636,470
*††	Colour Life Services Group Co. Ltd.	185,088	10,964
*	Comba Telecom Systems Holdings Ltd.	942,000	170,292
	Concord New Energy Group Ltd.	4,054,648	381,788
*	Confidence Intelligence Holdings Ltd.	12,000	55,176
	Consun Pharmaceutical Group Ltd.	217,000	118,913
	Contec Medical Systems Co. Ltd., Class A	8,100	32,182
*	Contemporary Amperex Technology Co. Ltd., Class A	11,550	877,594
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	18,481
*	Coolpad Group Ltd.	1,762,000	27,354
	COSCO SHIPPING Development Co. Ltd., Class H	2,167,000	351,566
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	548,000	376,795
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,780,685
	COSCO SHIPPING International Hong Kong Co. Ltd.	250,000	68,382
	COSCO SHIPPING Ports Ltd.	902,510	673,743
*Ω	Cosmo Lady China Holdings Co. Ltd.	331,000	12,599
*	Cosmopolitan International Holdings Ltd.	152,000	22,981
#	Country Garden Holdings Co. Ltd.	3,579,904	1,384,418
	Country Garden Services Holdings Co. Ltd.	710,287	1,583,971
	CPMC Holdings Ltd.	227,000	89,550
	CQ Pharmaceutical Holding Co. Ltd., Class A	53,800	41,452
#*	Crazy Sports Group Ltd.	1,774,000	65,440
	CRRC Corp. Ltd., Class H	805,000	299,401
	Crystal Clear Electronic Material Co. Ltd., Class A	13,839	36,282

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	CSC Financial Co. Ltd., Class H	257,000	$240,132
	CSG Holding Co. Ltd., Class A	100,000	98,996
*	CSG Smart Science&Technology Co. Ltd., Class A	14,900	19,764
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	20,500	47,245
	CSPC Pharmaceutical Group Ltd.	3,232,640	3,539,593
	CSSC Hong Kong Shipping Co. Ltd.	604,000	111,498
	CSSC Science & Technology Co. Ltd., Class A	25,200	48,036
	CTS International Logistics Corp. Ltd., Class A	55,500	75,566
*	CWT International Ltd.	960,000	8,188
	Da Ming International Holdings Ltd.	30,000	9,495
	Daan Gene Co. Ltd., Class A	37,920	105,783
Ω	Dali Foods Group Co. Ltd.	1,039,000	494,704
*	Dalian Bio-Chem Co. Ltd., Class A	3,900	8,635
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	58,500	69,668
	Dalipal Holdings Ltd.	156,000	52,970
	Daqin Railway Co. Ltd., Class A	131,288	117,959
	Dare Power Dekor Home Co. Ltd., Class A	16,600	21,541
	Dashang Co. Ltd., Class A	20,900	53,978
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	18,811	90,027
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	61,512
	Dazhong Transportation Group Co. Ltd., Class A	39,100	18,236
	Dazzle Fashion Co. Ltd., Class A	22,112	46,384
	DBG Technology Co. Ltd., Class A	36,100	59,632
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	53,331
*	Deppon Logistics Co. Ltd., Class A	40,100	79,525
#	Dexin China Holdings Co. Ltd.	381,000	105,650
	DHC Software Co. Ltd., Class A	61,600	56,631
	Dian Diagnostics Group Co. Ltd., Class A	19,254	87,768
#	Differ Group Holding Co. Ltd.	1,236,000	299,030
	Digital China Group Co. Ltd., Class A	25,400	69,791
	Digital China Holdings Ltd.	409,250	182,618
	Digital China Information Service Co. Ltd., Class A	38,600	64,490
	Do-Fluoride Chemicals Co. Ltd., Class A	12,800	92,640
	Dong-E-E-Jiao Co. Ltd., Class A	8,200	43,613
	Dongfang Electric Corp. Ltd., Class H	71,000	89,759
	Dongfang Electronics Co. Ltd., Class A	29,700	36,025
	Dongfeng Motor Group Co. Ltd., Class H	864,000	597,019
	Dongguan Development Holdings Co. Ltd., Class A	31,100	46,581
	Dongjiang Environmental Co. Ltd., Class H	80,800	30,055
	Dongxing Securities Co. Ltd., Class A	61,200	74,663
	Dongyue Group Ltd.	954,000	1,037,605
*	DouYu International Holdings Ltd., ADR	65,268	74,406
*	Duiba Group Ltd.	66,400	8,286
	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	90,752
	East Group Co. Ltd., Class A	52,400	68,139
	East Money Information Co. Ltd., Class A	88,153	291,978
	Eastern Communications Co. Ltd., Class A	19,200	30,419
	Ecovacs Robotics Co. Ltd., Class A	5,200	71,589
	Edan Instruments, Inc., Class A	11,100	15,893
	Edifier Technology Co. Ltd., Class A	35,100	44,719
	Edvantage Group Holdings Ltd.	184,621	51,732
	EEKA Fashion Holdings Ltd.	137,000	220,063
	EIT Environmental Development Group Co. Ltd., Class A	9,360	25,523
	Electric Connector Technology Co. Ltd., Class A	5,100	36,240
	Elion Energy Co. Ltd., Class A	106,600	78,456
	ENN Energy Holdings Ltd.	134,000	2,185,887
	ENN Natural Gas Co. Ltd., Class A	59,800	153,292
	Eoptolink Technology, Inc.Ltd., Class A	14,900	55,703
	Era Co. Ltd., Class A	39,000	31,570

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Essex Bio-technology Ltd.	144,000	$65,160
	Eternal Asia Supply Chain Management Ltd., Class A	41,800	40,313
*	Ev Dynamics Holdings Ltd.	1,800,000	9,864
	EVA Precision Industrial Holdings Ltd.	672,000	180,375
	Eve Energy Co. Ltd., Class A	2,315	32,525
	Everbright Jiabao Co. Ltd., Class A	39,300	19,574
#Ω	Everbright Securities Co. Ltd., Class H	116,200	73,953
*Ω	Everest Medicines Ltd.	82,000	169,778
*	Fang Holdings Ltd., ADR	1,018	1,018
*	Fangda Carbon New Material Co. Ltd., Class A	51,400	54,011
	Fangda Special Steel Technology Co. Ltd., Class A	123,996	123,570
#	Fanhua, Inc., Sponsored ADR	25,116	132,236
	FAW Jiefang Group Co. Ltd., Class A	34,900	45,137
	FAWER Automotive Parts Co. Ltd., Class A	46,400	41,195
*	Feitian Technologies Co. Ltd., Class A	13,600	23,200
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	39,500	84,784
	Fibocom Wireless, Inc., Class A	16,350	62,253
*	FIH Mobile Ltd.	1,605,000	214,852
	Financial Street Holdings Co. Ltd., Class A	86,800	73,918
	FinVolution Group, ADR	79,604	333,541
	First Capital Securities Co. Ltd., Class A	71,200	64,632
	First Tractor Co. Ltd., Class H	126,000	53,580
*	Flat Glass Group Co. Ltd., Class H	88,000	318,970
	Focus Media Information Technology Co. Ltd., Class A	230,100	202,182
	Foryou Corp.	4,100	35,095
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	40,276	494,895
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	16,877
*	Founder Holdings Ltd.	390,000	24,303
	Founder Securities Co. Ltd., Class A	89,300	87,204
	Fountain SET Holdings Ltd.	150,000	20,612
	Foxconn Industrial Internet Co. Ltd., Class A	125,800	187,873
#	FriendTimes, Inc.	214,000	31,853
	Fu Shou Yuan International Group Ltd.	736,000	501,393
*	Fuan Pharmaceutical Group Co. Ltd., Class A	24,000	13,744
	Fufeng Group Ltd.	1,005,000	582,761
*††	Fuguiniao Co. Ltd.	51,000	0
*	Fujian Boss Software Development Co. Ltd., Class A	9,389	32,016
	Fujian Funeng Co. Ltd., Class A	21,900	38,436
*	Fujian Green Pine Co. Ltd., Class A	9,100	9,135
	Fujian Longking Co. Ltd., Class A	30,100	54,332
	Fujian Star-net Communication Co. Ltd., Class A	15,900	53,280
	Fujian Sunner Development Co. Ltd., Class A	31,100	91,416
*	Fullshare Holdings Ltd.	4,617,483	67,787
	Fulongma Group Co. Ltd., Class A	12,894	20,632
	Fulu Holdings Ltd.	36,000	20,842
*	Futu Holdings Ltd., ADR	3,101	129,002
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	218,000	1,057,511
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	5,500	33,332
Ω	Ganfeng Lithium Co. Ltd., Class H	63,560	574,726
	Gansu Qilianshan Cement Group Co. Ltd., Class A	31,700	53,365
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	97,755
	Gaona Aero Material Co. Ltd., Class A	6,200	45,203
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	100,279
	GCL Energy Technology Co. Ltd.	18,200	47,017
#*	GCL New Energy Holdings Ltd.	3,156,000	57,546
*	GCL System Integration Technology Co. Ltd., Class A	44,400	29,162
#*	GDS Holdings Ltd., ADR	10,252	283,775
*	GDS Holdings Ltd., Class A	233,300	799,093
	Geely Automobile Holdings Ltd.	1,210,000	2,399,301

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	59,000	$85,661
	Gemdale Corp., Class A	64,500	112,228
	Gemdale Properties & Investment Corp. Ltd.	3,938,000	325,808
Ω	Genertec Universal Medical Group Co. Ltd.	479,000	301,334
*	Genimous Technology Co. Ltd., Class A	48,000	41,954
*	Genscript Biotech Corp.	48,000	173,791
	Getein Biotech, Inc., Class A	15,288	31,729
	GF Securities Co. Ltd., Class H	260,400	344,713
	Giant Network Group Co. Ltd., Class A	58,700	73,152
	Gigadevice Semiconductor Beijing, Inc., Class A	3,260	57,471
	Ginlong Technologies Co. Ltd., Class A	3,300	112,579
	Glarun Technology Co. Ltd., Class A	16,000	38,233
*	Glorious Property Holdings Ltd.	1,043,000	17,829
#*	Glory Sun Financial Group Ltd.	1,048,000	4,417
	GoerTek, Inc., Class A	43,000	203,331
	Goke Microelectronics Co. Ltd., Class A	5,100	50,858
	Goldcard Smart Group Co. Ltd.	8,900	13,311
	Golden Eagle Retail Group Ltd.	207,000	145,706
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	5,038
	GoldenHome Living Co. Ltd., Class A	3,500	13,295
	Goldenmax International Technology Ltd., Class A	25,200	34,289
	Goldlion Holdings Ltd.	159,152	27,566
	Goldpac Group Ltd.	138,000	28,497
#*	GOME Retail Holdings Ltd.	3,510,940	129,705
*	Goodbaby International Holdings Ltd.	381,000	44,674
*	Gosuncn Technology Group Co. Ltd., Class A	75,900	43,821
	Gotion High-tech Co. Ltd., Class A	5,000	29,072
*	Grand Baoxin Auto Group Ltd.	681,823	44,384
*	Grand Industrial Holding Group Co. Ltd.	17,300	28,724
	Grandblue Environment Co. Ltd., Class A	10,500	32,754
*	Grandjoy Holdings Group Co. Ltd., Class A	87,500	46,658
	Great Wall Motor Co. Ltd., Class H	269,500	427,242
*	Greattown Holdings Ltd., Class A	72,300	35,212
	Greatview Aseptic Packaging Co. Ltd.	498,000	93,757
	Gree Electric Appliances, Inc. of Zhuhai, Class A	56,300	278,268
*	Gree Real Estate Co. Ltd., Class A	55,900	49,597
	Greenland Holdings Corp. Ltd., Class A	135,240	71,298
	Greenland Hong Kong Holdings Ltd.	543,000	62,968
	Greentown China Holdings Ltd.	450,500	890,485
Ω	Greentown Management Holdings Co. Ltd.	289,000	240,402
	Greentown Service Group Co. Ltd.	684,000	612,218
	GRG Banking Equipment Co. Ltd., Class A	38,700	52,871
	Guangdong Advertising Group Co. Ltd., Class A	59,500	41,933
	Guangdong Aofei Data Technology Co. Ltd., Class A	18,000	27,979
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	49,300	87,264
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	32,800	24,895
	Guangdong Dongpeng Holdings Co. Ltd.	28,000	33,730
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	34,478
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	42,757
	Guangdong Haid Group Co. Ltd., Class A	13,100	127,823
*	Guangdong HEC Technology Holding Co. Ltd., Class A	32,903	56,523
	Guangdong Hongda Holdings Group Co. Ltd., Class A	13,700	61,460
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	45,300	33,316
	Guangdong Hybribio Biotech Co. Ltd., Class A	17,650	53,878
	Guangdong Investment Ltd.	740,000	720,853
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	4,500	53,799
	Guangdong Land Holdings Ltd.	142,000	15,873
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	18,400	22,634

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	$11,246
	Guangdong Sirio Pharma Co. Ltd., Class A	3,500	15,286
	Guangdong South New Media Co. Ltd., Class A	8,000	41,017
	Guangdong Tapai Group Co. Ltd., Class A	52,698	64,582
	Guangdong Topstar Technology Co. Ltd., Class A	9,400	21,879
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	28,900	97,773
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	24,300	56,142
*	Guangshen Railway Co. Ltd., Class H	809,500	137,090
	Guangxi Guiguan Electric Power Co. Ltd., Class A	22,100	20,564
	Guangxi Liugong Machinery Co. Ltd., Class A	70,050	66,928
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	28,796
	Guangxi Wuzhou Communications Co. Ltd., Class A	37,500	22,156
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	60,529
	Guangzhou Automobile Group Co. Ltd., Class H	404,836	380,000
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	74,181
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	3,100	34,455
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	18,900	67,124
	Guangzhou Haige Communications Group, Inc. Co., Class A	27,700	36,816
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,500	20,039
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	31,853
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,200	115,766
	Guangzhou Restaurant Group Co. Ltd., Class A	24,320	82,882
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	8,000	27,340
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,600	56,584
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,060	179,600
	Guangzhou Wondfo Biotech Co. Ltd., Class A	7,480	41,623
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	75,546	71,878
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	50,100	57,338
	Guizhou Gas Group Corp. Ltd., Class A	27,100	33,185
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	64,300	51,907
	Guocheng Mining Co. Ltd., Class A	6,300	17,751
#	Guolian Securities Co. Ltd., Class H	110,500	60,594
	Guomai Technologies, Inc., Class A	25,900	22,299
	Guosen Securities Co. Ltd., Class A	94,012	128,668
*	Guosheng Financial Holding, Inc., Class A	50,330	62,324
Ω	Guotai Junan Securities Co. Ltd., Class H	102,600	121,963
	Guoyuan Securities Co. Ltd., Class A	50,550	48,567
*Ω	Haichang Ocean Park Holdings Ltd.	610,000	622,415
	Haier Smart Home Co. Ltd., Class A	40,200	148,124
	Haier Smart Home Co. Ltd., Class H	676,199	2,164,180
*	Hailiang Education Group, Inc., ADR	3,382	44,575
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	27,740
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	11,100	21,583
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	252,686
	Hainan Poly Pharm Co. Ltd., Class A	17,000	72,429
*	Hainan Ruize New Building Material Co. Ltd., Class A	28,400	13,625
	Hainan Strait Shipping Co. Ltd., Class A	59,000	45,475
	Haitian International Holdings Ltd.	412,000	985,966
	Haitong Securities Co. Ltd., Class H	626,000	419,264
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	64,115
*	Hand Enterprise Solutions Co. Ltd., Class A	36,700	47,932
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	14,500	41,726
	Hangcha Group Co. Ltd., Class A	34,100	75,547
	Hangjin Technology Co. Ltd., Class A	18,060	84,671
	Hangxiao Steel Structure Co. Ltd., Class A	62,700	56,591
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	119,700	169,442
*	Hangzhou Century Co. Ltd., Class A	32,500	24,779
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	17,158
	Hangzhou First Applied Material Co. Ltd., Class A	7,976	82,843

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Lion Electronics Co. Ltd., Class A	6,444	$54,459
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	85,391
	Hangzhou Robam Appliances Co. Ltd., Class A	11,400	47,929
	Hangzhou Silan Microelectronics Co. Ltd., Class A	17,300	107,179
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	26,282
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	20,700	215,002
	Han's Laser Technology Industry Group Co. Ltd., Class A	24,700	116,662
Ω	Hansoh Pharmaceutical Group Co. Ltd.	274,000	534,051
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,500	22,750
*Ω	Harbin Bank Co. Ltd., Class H	480,000	37,307
	Harbin Boshi Automation Co. Ltd., Class A	34,161	64,458
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	48,500	18,226
	HBIS Resources Co. Ltd., Class A	36,600	69,016
*Ω	HBM Holdings Ltd.	116,000	48,524
*	HC Group, Inc.	262,500	14,712
	Health & Happiness H&H International Holdings Ltd.	152,000	182,783
*	Hebei Construction Group Corp. Ltd., Class H	180,000	22,954
	Hefei Meiya Optoelectronic Technology, Inc., Class A	23,400	75,687
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	29,487
	Heilongjiang Agriculture Co. Ltd., Class A	40,400	84,238
	Hello Group, Inc., Sponsored ADR	88,052	394,473
	Henan Jinma Energy Co. Ltd., Class H	67,000	28,907
	Henan Lingrui Pharmaceutical Co., Class A	14,074	24,574
	Henan Pinggao Electric Co. Ltd., Class A	40,800	52,067
	Henan Shuanghui Investment & Development Co. Ltd., Class A	46,159	183,992
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	22,807
*	Henan Yicheng New Energy Co. Ltd., Class A	53,900	51,039
	Henan Yuguang Gold & Lead Co. Ltd., Class A	59,600	47,628
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	27,279
	Henderson Investment Ltd.	386,000	16,217
	Hengan International Group Co. Ltd.	409,500	1,982,068
*	Hengdeli Holdings Ltd.	911,200	29,699
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	27,200	99,802
	Hengli Petrochemical Co. Ltd., Class A	130,900	392,766
	Hengtong Optic-electric Co. Ltd., Class A	36,700	85,383
	Hengyi Petrochemical Co. Ltd., Class A	95,420	132,649
	Hesteel Co. Ltd., Class A	300,600	124,720
	Hexing Electrical Co. Ltd., Class A	20,700	50,104
*	Hi Sun Technology China Ltd.	1,011,000	119,402
*	Hilong Holding Ltd.	239,000	23,421
	Hisense Home Appliances Group Co. Ltd., Class H	230,000	265,584
	Hithink RoyalFlush Information Network Co. Ltd., Class A	9,788	125,316
*	Holitech Technology Co. Ltd., Class A	89,400	39,063
*	Homeland Interactive Technology Ltd.	136,000	27,243
*	Hongda Xingye Co. Ltd., Class A	108,700	59,357
	Hongfa Technology Co. Ltd., Class A	13,300	81,174
*	Honghua Group Ltd.	1,396,000	42,634
*	Hongli Zhihui Group Co. Ltd., Class A	29,100	37,935
	Hongta Securities Co. Ltd., Class A	6,200	8,131
*††Ω	Honworld Group Ltd.	72,000	5,279
Ω	Hope Education Group Co. Ltd.	1,872,000	157,526
	Hopefluent Group Holdings Ltd.	96,000	13,793
	Hopson Development Holdings Ltd.	510,840	675,176
††	Hua Han Health Industry Holdings Ltd.	928,000	6,656
#*Ω	Hua Hong Semiconductor Ltd.	294,000	880,587
	Huaan Securities Co. Ltd., Class A	99,580	64,138
	Huadong Medicine Co. Ltd., Class A	14,100	94,355
	Huafa Industrial Co. Ltd. Zhuhai, Class A	69,565	80,287
	Huafon Chemical Co. Ltd., Class A	104,000	117,509

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Huafon Microfibre Shanghai Technology Co. Ltd.	57,300	$33,907
	Huafu Fashion Co. Ltd., Class A	77,300	42,179
	Huagong Tech Co. Ltd., Class A	21,000	68,946
	Hualan Biological Engineering, Inc., Class A	25,300	75,275
#*	Huanxi Media Group Ltd.	450,000	72,199
	Huapont Life Sciences Co. Ltd., Class A	58,350	51,190
Ω	Huatai Securities Co. Ltd., Class H	260,600	343,760
*	Huawen Media Group, Class A	42,300	15,342
	Huaxi Holdings Co. Ltd.	96,000	15,905
	Huaxi Securities Co. Ltd., Class A	64,300	71,080
	Huaxia Bank Co. Ltd., Class A	148,736	113,115
	Huayu Automotive Systems Co. Ltd., Class A	60,700	197,698
#	Huazhong In-Vehicle Holdings Co. Ltd.	242,000	80,202
#	Huazhu Group Ltd., ADR	12,168	466,643
	Huazhu Group Ltd.	20,100	78,827
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	73,900	36,827
	Hubei Dinglong Co. Ltd., Class A	6,900	21,528
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	7,350	52,750
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	95,438
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	33,700	186,744
#	Huijing Holdings Co. Ltd.	366,000	11,618
	Huishang Bank Corp. Ltd., Class H	123,900	39,859
	Huizhou Desay Sv Automotive Co. Ltd., Class A	1,600	46,487
	Hunan Aihua Group Co. Ltd., Class A	14,000	53,633
	Hunan Gold Corp. Ltd., Class A	31,100	56,986
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	42,600	32,077
	Hunan Valin Steel Co. Ltd., Class A	220,400	148,978
	Hunan Zhongke Electric Co. Ltd., Class A	6,300	26,999
	Hundsun Technologies, Inc., Class A	10,837	68,407
#*	HUYA, Inc., ADR	39,605	130,696
Ω	Hygeia Healthcare Holdings Co. Ltd.	87,600	503,746
*	Hytera Communications Corp. Ltd., Class A	61,000	48,127
*	HyUnion Holding Co. Ltd., Class A	44,700	49,989
*	IBO Technology Co. Ltd.	38,000	11,706
#*Ω	iDreamSky Technology Holdings Ltd.	185,200	112,478
	Iflytek Co. Ltd., Class A	10,800	67,520
	IKD Co. Ltd., Class A	27,900	81,283
#*	I-Mab, Sponsered ADR	18,909	198,166
Ω	IMAX China Holding, Inc.	61,100	54,590
	Industrial & Commercial Bank of China Ltd., Class H	13,271,017	7,016,222
	Industrial Bank Co. Ltd., Class A	272,645	720,248
	Industrial Securities Co. Ltd., Class A	115,200	110,666
	Infore Environment Technology Group Co. Ltd., Class A	46,000	34,805
*Ω	Ingdan, Inc.	313,000	86,876
	Ingenic Semiconductor Co. Ltd., Class A	2,500	33,123
*	Inke Ltd.	171,000	26,333
	Inmyshow Digital Technology Group Co. Ltd., Class A	51,100	59,427
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	269,100	90,424
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	59,700	67,285
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	82,500	438,905
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	67,400	91,529
*	Innuovo Technology Co. Ltd., Class A	26,600	34,303
	Inspur Electronic Information Industry Co. Ltd., Class A	20,100	72,557
*	Inspur International Ltd.	216,000	76,814
*	Inspur Software Co. Ltd., Class A	6,700	12,983
	Intco Medical Technology Co. Ltd., Class A	29,880	102,104
*Ω	International Alliance Financial Leasing Co. Ltd.	108,000	55,608
	Intron Technology Holdings Ltd.	44,000	40,416
#*	iQIYI, Inc., ADR	144,800	553,136

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	IReader Technology Co. Ltd., Class A	6,800	$15,703
*	IRICO Group New Energy Co. Ltd., Class H	13,900	17,347
	IVD Medical Holding Ltd.	205,000	60,086
	JA Solar Technology Co. Ltd., Class A	23,858	275,554
	Jack Technology Co. Ltd., Class A	3,000	9,536
	Jafron Biomedical Co. Ltd., Class A	12,800	84,213
	Jason Furniture Hangzhou Co. Ltd., Class A	8,970	61,565
	JCET Group Co. Ltd., Class A	34,800	130,563
*Ω	JD Health International, Inc.	20,400	154,735
	JD.com, Inc., Class A	66,597	1,986,758
	Jenkem Technology Co. Ltd., Class A	1,328	44,939
*	JH Educational Technology, Inc.	198,000	95,073
*	Jiajiayue Group Co. Ltd., Class A	29,000	52,570
	Jiangling Motors Corp. Ltd., Class A	21,700	59,459
*	Jiangnan Group Ltd.	1,488,000	42,690
*	Jiangsu Akcome Science & Technology Co. Ltd., Class A	37,800	22,548
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	2,842	48,501
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	5,500	39,849
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	39,800	45,671
	Jiangsu Eastern Shenghong Co. Ltd., Class A	35,000	102,655
	Jiangsu Expressway Co. Ltd., Class H	324,000	282,743
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	566	28,909
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	64,547
	Jiangsu Guotai International Group Co. Ltd., Class A	53,700	77,937
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	20,926	162,017
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	14,900	24,799
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	64,150
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	19,344
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	80,100	58,116
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	6,600	22,225
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	51,451
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	41,800	35,446
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,408	28,146
	Jiangsu Linyang Energy Co. Ltd., Class A	37,100	52,995
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	4,900	22,532
	Jiangsu Provincial Agricultural Reclamation & Development Corp	24,100	47,233
	Jiangsu Shagang Co. Ltd., Class A	107,600	72,446
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	36,100	148,759
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	7,500	31,200
	Jiangsu Sopo Chemical Co., Class A	38,300	60,750
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,693	80,170
	Jiangsu Yoke Technology Co. Ltd., Class A	5,600	42,264
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	23,000	92,051
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	56,400	45,314
*	Jiangsu Zhongtian Technology Co. Ltd., Class A	12,200	41,760
	Jiangxi Bank Co. Ltd., Class H	294,500	30,353
	Jiangxi Copper Co. Ltd., Class H	498,000	610,051
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	19,590
	Jiangxi Wannianqing Cement Co. Ltd., Class A	39,900	60,965
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	46,061
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	39,230
*	Jiayin Group, Inc., ADR	12,810	29,207
	Jiayou International Logistics Co. Ltd., Class A	10,738	30,383
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	32,900	70,662
*	Jilin Electric Power Co. Ltd., Class A	68,400	74,311
#	Jinchuan Group International Resources Co. Ltd.	2,068,000	221,569
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	70,155
	Jingjin Equipment, Inc., Class A	13,580	66,989
*	Jingrui Holdings Ltd.	221,000	16,610

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	JinkoSolar Holding Co. Ltd., ADR	19,315	$1,280,971
*	Jinmao Property Services Co. Ltd.	36,723	18,883
	Jinyu Bio-Technology Co. Ltd., Class A	26,100	32,532
#Ω	Jiumaojiu International Holdings Ltd.	322,000	700,634
	Jiuzhitang Co. Ltd., Class A	24,800	32,883
	Jizhong Energy Resources Co. Ltd., Class A	90,500	90,409
	JL Mag Rare-Earth Co. Ltd., Class A	6,000	41,311
	JNBY Design Ltd.	107,000	99,657
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	33,100	54,230
	Joinn Laboratories China Co. Ltd., Class A	1,240	20,398
	Jointown Pharmaceutical Group Co. Ltd., Class A	55,462	93,388
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	18,600	95,916
*	Joy City Property Ltd.	2,264,000	80,536
	Joyoung Co. Ltd., Class A	28,300	73,886
	JOYY, Inc., ADR	18,270	473,010
Ω	JS Global Lifestyle Co. Ltd.	524,000	630,022
	JSTI Group, Class A	36,800	36,118
	Ju Teng International Holdings Ltd.	412,000	74,630
	Juewei Food Co. Ltd., Class A	6,000	46,598
*	Juneyao Airlines Co. Ltd., Class A	13,400	29,654
	Jutal Offshore Oil Services Ltd.	216,000	14,340
	JY Grandmark Holdings Ltd.	13,000	2,391
*	Kaisa Prosperity Holdings Ltd.	21,750	11,106
*	Kaiser China Cultural Co. Ltd., Class A	29,400	23,960
*	Kaishan Group Co. Ltd., Class A	27,300	62,150
*Ω	Kangda International Environmental Co. Ltd.	250,000	20,053
	KBC Corp. Ltd., Class A	1,159	61,686
	Keboda Technology Co. Ltd., Class A	1,700	18,055
	Keeson Technology Corp. Ltd., Class A	9,984	19,075
	Kehua Data Co. Ltd., Class A	14,600	85,111
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	64,064
	Kingboard Holdings Ltd.	433,400	1,268,001
	Kingboard Laminates Holdings Ltd.	590,973	541,617
	KingClean Electric Co. Ltd., Class A	10,020	46,048
*	Kingdee International Software Group Co. Ltd.	146,000	315,232
	Kingfa Sci & Tech Co. Ltd., Class A	78,100	117,053
	Kingsoft Corp. Ltd.	388,600	1,297,519
*	Ko Yo Chemical Group Ltd.	2,584,000	83,970
	Konfoong Materials International Co. Ltd., Class A	5,300	58,415
*	Kong Sun Holdings Ltd.	650,000	3,381
	Konka Group Co. Ltd., Class A	48,100	37,999
	KPC Pharmaceuticals, Inc., Class A	26,900	46,267
*	Kuang-Chi Technologies Co. Ltd., Class A	15,700	41,978
	Kunlun Energy Co. Ltd.	2,010,000	1,479,696
	Kunlun Tech Co. Ltd., Class A	18,400	39,232
	Kunming Yunnei Power Co. Ltd., Class A	59,300	27,844
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	21,800	25,386
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	9,100	23,011
	KWG Group Holdings Ltd.	660,830	133,883
	KWG Living Group Holdings Ltd.	396,915	80,960
*	Lakala Payment Co. Ltd., Class A	38,200	100,983
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	19,100	17,765
	Lao Feng Xiang Co. Ltd., Class A	10,900	61,693
	Laobaixing Pharmacy Chain JSC, Class A	22,412	110,579
*	Launch Tech Co. Ltd., Class H	53,500	20,263
	LB Group Co. Ltd., Class A	42,700	129,158
	Lee & Man Chemical Co. Ltd.	136,000	119,797
	Lee & Man Paper Manufacturing Ltd.	875,000	333,117
	Lee's Pharmaceutical Holdings Ltd.	163,500	40,189

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Legend Holdings Corp., Class H	359,300	$411,722
	Lenovo Group Ltd.	3,042,000	2,950,116
	Lens Technology Co. Ltd., Class A	66,000	106,963
*	Leo Group Co. Ltd., Class A	250,000	72,186
*	Leoch International Technology Ltd.	67,000	5,899
	Lepu Medical Technology Beijing Co. Ltd., Class A	36,707	97,720
	Levima Advanced Materials Corp., Class A	10,400	74,558
*	LexinFintech Holdings Ltd., ADR	77,975	146,593
	Leyard Optoelectronic Co. Ltd., Class A	29,200	27,963
*	Li Auto, Inc., ADR	18,806	617,589
	Li Ning Co. Ltd.	448,500	3,638,067
	Lianhe Chemical Technology Co. Ltd., Class A	28,600	79,711
	Liao Ning Oxiranchem, Inc., Class A	23,500	38,014
	Liaoning Cheng Da Co. Ltd., Class A	26,600	54,615
	Liaoning Port Co. Ltd., Class H	580,000	54,700
	Lier Chemical Co. Ltd., Class A	27,580	91,993
*	Lifetech Scientific Corp.	1,386,000	470,747
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	15,324
*	Lingyi iTech Guangdong Co., Class A	127,100	97,147
*††	Link Motion, Inc., Sponsored ADR	24,777	0
	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	40,320
	Livzon Pharmaceutical Group, Inc., Class H	79,471	236,918
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	7,400	42,569
#	LK Technology Holdings Ltd.	159,500	278,654
	Logan Group Co. Ltd.	751,000	208,561
	Loncin Motor Co. Ltd., Class A	64,300	49,332
	Long Yuan Construction Group Co. Ltd., Class A	37,800	42,338
Ω	Longfor Group Holdings Ltd.	574,000	1,917,945
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	26,325
	LONGi Green Energy Technology Co. Ltd., Class A	64,719	592,975
	Longshine Technology Group Co. Ltd., Class A	16,400	74,955
	Lonking Holdings Ltd.	1,268,000	251,517
	Luenmei Quantum Co. Ltd., Class A	32,500	35,942
	Luolai Lifestyle Technology Co. Ltd., Class A	31,500	51,050
*	Luoniushan Co. Ltd., Class A	54,300	54,253
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	31,752
#*	Luoyang Glass Co. Ltd., Class H	104,000	178,985
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	3,740	53,612
	Lushang Health Industry Development Co. Ltd., Class A	30,100	42,452
	Luxi Chemical Group Co. Ltd., Class A	64,000	133,964
	Luxshare Precision Industry Co. Ltd., Class A	80,718	407,121
*Ω	Luye Pharma Group Ltd.	949,000	284,662
#*	LVGEM China Real Estate Investment Co. Ltd.	398,000	50,754
	Maanshan Iron & Steel Co. Ltd., Class H	800,000	214,809
	Maccura Biotechnology Co. Ltd., Class A	20,700	58,750
	Mango Excellent Media Co. Ltd., Class A	40,300	188,050
*Ω	Maoyan Entertainment	192,800	174,996
*	Maoye International Holdings Ltd.	383,000	11,222
*	Markor International Home Furnishings Co. Ltd., Class A	47,400	20,994
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	46,440
#*Ω	Meitu, Inc.	1,045,500	110,952
*Ω	Meituan, Class B	64,100	1,437,978
*	Mianyang Fulin Precision Co. Ltd., Class A	13,400	41,230
Ω	Midea Real Estate Holding Ltd.	186,600	221,763
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,100	45,816
	Min Xin Holdings Ltd.	66,000	28,545
	Ming Yang Smart Energy Group Ltd., Class A	25,800	114,887
*	Mingfa Group International Co. Ltd.	374,000	17,307
	Minmetals Land Ltd.	687,644	59,504

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Minsheng Education Group Co. Ltd.	428,000	$35,022
	Minth Group Ltd.	470,000	1,256,422
	MLS Co. Ltd., Class A	70,500	101,846
*	MMG Ltd.	1,894,000	560,249
	Monalisa Group Co. Ltd., Class A	20,400	39,368
	Montage Technology Co. Ltd., Class A	2,554	21,737
*	Montnets Cloud Technology Group Co. Ltd., Class A	17,500	34,983
*Ω	Mulsanne Group Holding Ltd.	62,000	33,169
	Muyuan Foods Co. Ltd., Class A	17,454	154,823
*	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	26,281
	MYS Group Co. Ltd., Class A	32,200	16,841
*††	Nan Hai Corp. Ltd.	4,000,000	13,401
	NanJi E-Commerce Co. Ltd., Class A	73,286	54,509
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	3,700	17,590
	Nanjing Hanrui Cobalt Co. Ltd., Class A	9,000	71,976
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	99,932
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,191	89,377
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	36,083
	Nanjing Securities Co. Ltd., Class A	64,200	76,199
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	67,214
	Nanjing Yunhai Special Metals Co. Ltd., Class A	13,726	55,125
	Nantong Jianghai Capacitor Co. Ltd., Class A	16,600	67,035
	NARI Technology Co. Ltd., Class A	41,544	180,266
	NAURA Technology Group Co. Ltd., Class A	1,000	37,782
	NavInfo Co. Ltd., Class A	25,800	53,575
	NetDragon Websoft Holdings Ltd.	156,000	311,669
	NetEase, Inc., ADR	36,896	3,430,590
	NetEase, Inc.	62,700	1,172,914
	New China Life Insurance Co. Ltd., Class H	262,400	625,306
	New Hope Dairy Co. Ltd., Class A	11,200	18,629
*	New Hope Liuhe Co. Ltd., Class A	12,400	29,327
*	New Sparkle Roll International Group Ltd.	1,216,000	17,202
*	New World Department Store China Ltd.	209,000	28,955
	Newland Digital Technology Co. Ltd., Class A	40,700	92,165
	Nexteer Automotive Group Ltd.	577,000	463,613
	Nine Dragons Paper Holdings Ltd.	1,079,000	889,898
	Ninestar Corp., Class A	7,891	58,862
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	10,600	36,653
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	94,132
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	37,500	88,065
*	Ningbo Joyson Electronic Corp., Class A	24,193	77,648
	Ningbo Orient Wires & Cables Co. Ltd., Class A	10,800	128,289
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	2,940	60,815
	Ningbo Tuopu Group Co. Ltd., Class A	5,500	75,620
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	10,220	65,821
	Ningbo Yunsheng Co. Ltd., Class A	21,900	46,575
	Ningbo Zhoushan Port Co. Ltd., Class A	65,900	38,286
	Ningxia Baofeng Energy Group Co. Ltd., Class A	120,000	240,011
*	NIO, Inc., ADR	55,318	1,091,424
*	Niu Technologies, Sponsored ADR	14,706	95,295
*	Noah Holdings Ltd., Sponsored ADR	10,480	182,352
	Norinco International Cooperation Ltd., Class A	24,180	27,512
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	53,717
	Northeast Securities Co. Ltd., Class A	64,000	66,017
	Northking Information Technology Co. Ltd., Class A	8,680	25,846
	NSFOCUS Technologies Group Co. Ltd., Class A	31,100	46,904
#*	NVC International Holdings Ltd.	1,151,000	18,201
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	20,100	42,544
*	Oceanwide Holdings Co. Ltd., Class A	162,155	33,967

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Offcn Education Technology Co. Ltd., Class A	20,500	$15,451
	Offshore Oil Engineering Co. Ltd., Class A	103,100	64,703
*	OFILM Group Co. Ltd., Class A	56,300	50,636
	Olympic Circuit Technology Co. Ltd., Class C	14,200	37,081
	Oppein Home Group, Inc., Class A	6,363	113,781
	Opple Lighting Co. Ltd., Class A	13,901	34,348
	ORG Technology Co. Ltd., Class A	109,700	82,439
*	Orient Group, Inc., Class A	151,400	64,561
Ω	Orient Securities Co. Ltd., Class H	178,800	85,779
	Oriental Pearl Group Co. Ltd., Class A	55,600	56,795
*	Ourpalm Co. Ltd., Class A	97,200	46,571
	Ovctek China, Inc., Class A	7,945	56,354
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	13,409
	Pacific Online Ltd.	173,000	23,619
*	Pacific Securities Co. Ltd., Class A	125,700	52,305
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	21,400	61,142
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	92,300	101,597
	PAX Global Technology Ltd.	414,000	387,344
	PCI Technology Group Co. Ltd., Class A	71,280	67,699
*Ω	Peijia Medical Ltd.	122,000	95,361
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	93,200	51,000
	People.cn Co. Ltd., Class A	37,600	59,596
	People's Insurance Co. Group of China Ltd. , Class H	1,378,000	412,582
	Perfect World Co. Ltd., Class A	14,600	32,303
	PharmaBlock Sciences Nanjing, Inc., Class A	2,800	34,493
Ω	Pharmaron Beijing Co. Ltd., Class H	37,050	301,423
	PhiChem Corp., Class A	13,800	43,309
*	Phoenix Media Investment Holdings Ltd.	466,000	21,914
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	1,742,554
*	Pinduoduo, Inc., ADR	8,138	398,843
	Ping An Bank Co. Ltd., Class A	229,100	431,962
#*Ω	Ping An Healthcare & Technology Co. Ltd.	192,900	503,815
	Ping An Insurance Group Co. of China Ltd., Class H	1,906,000	11,201,635
*	PNC Process Systems Co. Ltd., Class A	12,100	68,562
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	214,443
	Poly Property Group Co. Ltd.	1,454,860	311,822
#	Poly Property Services Co. Ltd., Class H	51,600	298,460
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,800,000	1,190,924
	Pou Sheng International Holdings Ltd.	1,282,687	140,477
	Power Construction Corp. of China Ltd., Class A	138,200	148,919
	Powerlong Real Estate Holdings Ltd.	438,000	58,640
	Prinx Chengshan Holding Ltd.	89,500	81,274
	Proya Cosmetics Co. Ltd., Class A	3,080	80,620
	Pujiang International Group Ltd.	62,000	23,554
*	PW Medtech Group Ltd.	223,000	22,161
*	Q Technology Group Co. Ltd.	298,000	171,045
	Qianhe Condiment & Food Co. Ltd., Class A	20,448	47,458
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	54,256
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	44,512
	Qingdao Gon Technology Co. Ltd., Class A	8,500	32,426
	Qingdao Haier Biomedical Co. Ltd., Class A	3,975	41,056
	Qingdao Hanhe Cable Co. Ltd., Class A	113,400	76,282
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	9,900	47,503
#Ω	Qingdao Port International Co. Ltd., Class H	72,000	34,155
	Qingdao Rural Commercial Bank Corp., Class A	98,100	45,199
	Qingdao Sentury Tire Co. Ltd., Class A	7,100	38,873
	Qingdao TGOOD Electric Co. Ltd., Class A	17,100	48,330
	Qingdao Topscomm Communication, Inc., Class A	24,800	32,791
	Qingling Motors Co. Ltd., Class H	384,000	60,118

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qudian, Inc., Sponsored ADR	34,095	$38,527
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	26,193
	Quectel Wireless Solutions Co. Ltd., Class A	2,400	55,976
#	Radiance Holdings Group Co. Ltd.	263,000	142,422
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	43,613
*	Raisecom Technology Co. Ltd., Class A	6,400	7,604
*	Rastar Group, Class A	34,300	15,719
	Raytron Technology Co. Ltd., Class A	3,669	20,711
	Realcan Pharmaceutical Group Co. Ltd., Class A	53,400	34,691
	Red Avenue New Materials Group Co. Ltd., Class A	5,700	24,529
Ω	Red Star Macalline Group Corp. Ltd., Class H	228,207	86,867
Ω	Redco Properties Group Ltd.	630,000	155,702
#*	Redsun Properties Group Ltd.	462,000	84,687
*Ω	Remegen Co. Ltd., Class H	36,000	206,087
	Renhe Pharmacy Co. Ltd., Class A	57,900	51,989
	Renrui Human Resources Technology Holdings Ltd.	34,000	24,051
	Rianlon Corp., Class A	10,100	68,630
	Richinfo Technology Co. Ltd., Class A	9,000	17,146
*	Risen Energy Co. Ltd., Class A	14,900	78,135
*	RiseSun Real Estate Development Co. Ltd., Class A	167,503	69,692
	Riyue Heavy Industry Co. Ltd., Class A	9,600	35,766
	Road King Infrastructure Ltd.	91,000	52,958
	Rockchip Electronics Co. Ltd., Class A	2,300	32,314
	Rongan Property Co. Ltd., Class A	52,800	24,066
	Rongsheng Petrochemical Co. Ltd., Class A	202,020	429,271
*	Roshow Technology Co., Ltd., Class A	7,800	16,279
	Ruida Futures Co. Ltd., Class A	13,500	33,829
	Runjian Co. Ltd., Class A	6,400	37,077
	Sai Micro Electronics, Inc., Class A	21,510	50,516
	SAIC Motor Corp. Ltd., Class A	73,900	177,996
	Sailun Group Co. Ltd., Class A	35,800	63,172
	Sanan Optoelectronics Co. Ltd., Class A	31,700	104,476
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	45,308
	Sangfor Technologies, Inc., Class A	2,900	41,553
	Sanquan Food Co. Ltd., Class A	24,500	61,734
	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	93,027
	Sansure Biotech, Inc., Class A	16,130	69,916
	Sany Heavy Equipment International Holdings Co. Ltd.	565,000	614,832
	Sany Heavy Industry Co. Ltd., Class A	79,400	200,942
	Satellite Chemical Co. Ltd., Class A	43,179	145,379
*	Saurer Intelligent Technology Co. Ltd., Class A	62,300	36,424
	Sealand Securities Co. Ltd., Class A	158,100	81,550
*	Seazen Group Ltd.	1,383,333	474,072
*	Seazen Holdings Co. Ltd., Class A	56,500	175,588
#	S-Enjoy Service Group Co. Ltd.	173,000	145,488
	SF Holding Co. Ltd., Class A	31,400	232,604
	SG Micro Corp., Class A	3,150	75,344
	SGIS Songshan Co. Ltd., Class A	123,500	62,701
	Shaanxi Construction Machinery Co. Ltd., Class A	51,220	45,318
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	70,600	223,696
	Shandong Bohui Paper Industrial Co. Ltd., Class A	54,500	61,148
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	21,518	60,556
	Shandong Dawn Polymer Co. Ltd., Class A	8,800	34,390
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	38,800	95,882
Ω	Shandong Gold Mining Co. Ltd., Class H	95,500	166,292
	Shandong Head Group Co. Ltd., Class A	11,700	64,008
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	80,904
	Shandong Hi-speed Co. Ltd., Class A	35,300	27,440
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	59,400	85,617

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	53,430	$226,676
	Shandong Humon Smelting Co. Ltd., Class A	45,300	67,566
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	13,500	58,596
	Shandong Linglong Tyre Co. Ltd., Class A	19,700	84,122
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	13,100	31,934
#*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	153,200	57,175
	Shandong Nanshan Aluminum Co. Ltd., Class A	149,900	78,041
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	18,158
	Shandong Pharmaceutical Glass Co. Ltd., Class A	22,800	88,806
	Shandong Publishing & Media Co. Ltd., Class A	47,900	42,419
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	4,900	100,548
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	149,625
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,300,800	1,627,119
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	67,600	44,142
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	35,300	48,756
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	233,900	76,557
	Shanghai AJ Group Co. Ltd., Class A	54,031	47,068
	Shanghai AtHub Co. Ltd., Class A	14,200	55,137
	Shanghai Bailian Group Co. Ltd., Class A	37,800	64,777
	Shanghai Baolong Automotive Corp., Class A	7,700	79,763
	Shanghai Baosight Software Co. Ltd., Class A	21,918	131,009
	Shanghai Belling Co. Ltd., Class A	24,200	77,266
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	1,577	30,036
	Shanghai Construction Group Co. Ltd., Class A	137,500	59,818
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	14,592	34,671
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	18,091
	Shanghai Environment Group Co. Ltd., Class A	43,758	65,276
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	19,468	35,112
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	104,000	371,314
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	109,000	44,042
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	2,490	26,754
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	6,860	21,264
	Shanghai Gench Education Group Ltd.	34,500	16,520
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	73,467
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	16,700	71,075
	Shanghai Industrial Development Co. Ltd., Class A	57,300	30,287
	Shanghai Industrial Holdings Ltd.	252,000	356,333
	Shanghai Industrial Urban Development Group Ltd.	918,400	73,614
*	Shanghai International Airport Co. Ltd., Class A	3,900	29,889
	Shanghai International Port Group Co. Ltd., Class A	90,300	73,554
	Shanghai Jahwa United Co. Ltd., Class A	10,300	54,167
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,500	50,521
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	16,400	28,969
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	10,400	15,243
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	24,000	76,350
	Shanghai Kinetic Medical Co. Ltd., Class A	33,000	37,427
*	Shanghai Liangxin Electrical Co. Ltd., Class A	25,500	60,488
	Shanghai Lingang Holdings Corp. Ltd., Class A	16,900	30,598
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	38,500	56,577
	Shanghai M&G Stationery, Inc., Class A	18,800	126,739
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	30,793
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	54,615
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,968	43,176
	Shanghai Moons' Electric Co. Ltd., Class A	10,800	54,154
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	45,923
	Shanghai Pudong Development Bank Co. Ltd., Class A	269,500	290,636
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,960	125,849
	Shanghai QiFan Cable Co. Ltd., Class A	8,700	30,937
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	52,206

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	4,300	$15,350
*	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	31,807
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	66,752
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	46,296
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	21,593
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	73,659
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	66,293
	Shanghai Wanye Enterprises Co. Ltd., Class A	21,800	77,955
	Shanghai Weaver Network Co. Ltd., Class A	6,620	34,908
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	33,241
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	9,900	44,500
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	42,500	52,695
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	39,681	68,556
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	56,130
	Shanxi Coking Co. Ltd., Class A	97,680	90,988
	Shanxi Securities Co. Ltd., Class A	59,800	48,489
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	137,600	101,302
	Shanying International Holding Co. Ltd., Class A	183,800	75,908
*	Shengda Resources Co. Ltd., Class A	32,200	57,629
	Shenghe Resources Holding Co. Ltd., Class A	18,600	57,395
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	97,895
	Shenguan Holdings Group Ltd.	550,000	28,342
	Shengyi Technology Co. Ltd., Class A	38,000	89,751
	Shengyuan Environmental Protection Co. Ltd., Class A	14,200	48,034
	Shennan Circuits Co. Ltd., Class A	7,216	92,975
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	377,600	70,725
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,800	38,878
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	55,427
*	Shenzhen Airport Co. Ltd., Class A	81,000	82,449
	Shenzhen Aisidi Co. Ltd., Class A	47,700	61,582
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	33,200	20,421
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	66,540
*	Shenzhen Center Power Tech Co. Ltd., Class A	12,100	32,847
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	33,589
	Shenzhen Changhong Technology Co. Ltd., Class A	16,100	50,520
	Shenzhen Colibri Technologies Co. Ltd., Class A	9,100	23,623
*	Shenzhen Comix Group Co. Ltd., Class A	27,700	27,998
*	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	43,197
	Shenzhen Desay Battery Technology Co., Class A	13,225	86,622
	Shenzhen Dynanonic Co. Ltd., Class A	1,700	90,614
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	15,094
	Shenzhen Envicool Technology Co. Ltd., Class A	8,840	41,120
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	35,080	60,107
	Shenzhen Expressway Corp. Ltd., Class H	216,000	199,147
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	31,400	59,907
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	800	6,422
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,248	16,328
	Shenzhen FRD Science & Technology Co. Ltd.	14,800	37,946
	Shenzhen Gas Corp. Ltd., Class A	37,200	39,552
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	26,585
	Shenzhen Goodix Technology Co. Ltd., Class A	5,400	46,762
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,600	41,679
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	68,700
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	57,915
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	32,051
	Shenzhen Huaqiang Industry Co. Ltd., Class A	39,200	71,818
	Shenzhen Inovance Technology Co. Ltd., Class A	7,550	74,156
	Shenzhen International Holdings Ltd.	718,417	661,728
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	29,610

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Investment Ltd.	1,732,668	$326,661
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	16,604
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	27,000	19,221
	Shenzhen Kaifa Technology Co. Ltd., Class A	24,300	42,428
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,360	56,324
	Shenzhen Kedali Industry Co. Ltd., Class A	2,600	56,067
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	30,800	44,319
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	63,949
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	12,800	67,618
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	31,195
	Shenzhen Leaguer Co. Ltd., Class A	28,773	39,252
	Shenzhen Megmeet Electrical Co. Ltd., Class A	18,300	80,863
	Shenzhen Microgate Technology Co. Ltd., Class A	34,500	49,370
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	568,193
*	Shenzhen MTC Co. Ltd., Class A	110,818	64,331
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	55,343
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	35,664
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	136,700	113,509
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	28,299
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	15,087	53,833
	Shenzhen SC New Energy Technology Corp., Class A	5,000	99,106
*	Shenzhen SDG Information Co. Ltd., Class A	36,600	36,050
	Shenzhen SED Industry Co. Ltd., Class A	10,000	22,164
	Shenzhen Senior Technology Material Co. Ltd., Class A	14,343	60,896
*	Shenzhen Sinovatio Technology Co. Ltd., Class A	4,300	16,268
	Shenzhen Sunline Tech Co. Ltd., Class A	19,500	28,251
	Shenzhen Sunlord Electronics Co. Ltd., Class A	16,800	61,540
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	33,154
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	21,300	40,028
	Shenzhen Sunway Communication Co. Ltd., Class A	31,700	80,996
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	85,894
	Shenzhen Topband Co. Ltd., Class A	47,700	101,160
	Shenzhen Transsion Holdings Co. Ltd., Class A	14,041	148,084
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	16,823
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	46,015
*	Shenzhen World Union Group, Inc., Class A	48,200	22,114
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	50,393
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	40,236
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	23,237
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,247	82,094
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	34,752
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	92,813
	Shenzhou International Group Holdings Ltd.	145,900	1,534,600
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	45,420
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,413	70,488
#††	Shimao Group Holdings Ltd.	426,356	180,321
	Shinva Medical Instrument Co. Ltd., Class A	8,300	23,650
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	43,939
	Shui On Land Ltd.	1,869,521	247,814
*	Sichuan Development Lomon Co. Ltd., Class A	60,100	128,274
	Sichuan Expressway Co. Ltd., Class H	284,000	71,286
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	49,160
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	162,450
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	5,200	10,430
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	35,600	116,445
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	55,574
	Sichuan Road & Bridge Co. Ltd., Class A	102,200	153,506
	Sichuan Shuangma Cement Co. Ltd., Class A	15,400	48,405
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	18,473

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	18,600	$80,700
	Sieyuan Electric Co. Ltd., Class A	10,700	70,443
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	279,131
*	SIM Technology Group Ltd.	348,000	13,738
Ω	Simcere Pharmaceutical Group Ltd.	215,000	227,917
*	Sinco Pharmaceuticals Holdings Ltd.	280,000	45,559
	Sino Biopharmaceutical Ltd.	2,344,000	1,358,917
	Sino Wealth Electronic Ltd., Class A	7,414	48,333
	Sinocare, Inc., Class A	8,200	38,978
	Sinochem International Corp., Class A	81,480	78,755
	Sinofert Holdings Ltd.	1,130,000	155,567
	Sinofibers Technology Co. Ltd., Class A	4,500	31,745
	Sinolink Securities Co. Ltd., Class A	56,400	71,223
*	Sinolink Worldwide Holdings Ltd.	1,274,400	35,442
	Sinoma International Engineering Co., Class A	47,900	70,125
	Sinoma Science & Technology Co. Ltd., Class A	47,214	202,783
	Sinomach Automobile Co. Ltd., Class A	22,300	37,299
	Sino-Ocean Group Holding Ltd.	1,607,503	260,156
	Sinopec Kantons Holdings Ltd.	518,000	162,502
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,720,000	283,295
	Sinopharm Group Co. Ltd., Class H	662,400	1,517,682
	Sino-Platinum Metals Co. Ltd., Class A	22,060	57,136
	Sinoseal Holding Co. Ltd., Class A	7,200	41,560
	Sinosoft Co. Ltd., Class A	16,400	56,989
	Sinotrans Ltd., Class H	1,128,000	338,308
	Sinotruk Hong Kong Ltd.	453,500	535,862
	Skyworth Digital Co. Ltd., Class A	20,500	56,078
	Skyworth Group Ltd.	791,476	371,485
††	SMI Culture & Travel Group Holdings Ltd.	323,197	3,862
	Sobute New Materials Co. Ltd.	14,400	44,540
*	SOHO China Ltd.	1,086,412	189,602
*	Sohu.com Ltd., ADR	4,233	69,844
*	Solargiga Energy Holdings Ltd.	800,000	36,263
	Songcheng Performance Development Co. Ltd., Class A	19,200	36,521
	Sonoscape Medical Corp., Class A	5,730	32,583
	SooChow Securities Co. Ltd., Class A	85,410	83,810
*	South Manganese Investment Ltd.	474,000	58,663
	Southwest Securities Co. Ltd., Class A	116,000	65,874
*	SPT Energy Group, Inc.	484,000	16,778
	SSY Group Ltd.	727,719	412,988
*††	Starrise Media Holdings Ltd.	70,000	1,017
	State Grid Information & Communication Co. Ltd., Class A	20,700	51,695
*	STO Express Co. Ltd., Class A	26,600	47,163
††	Suchuang Gas Corp. Ltd.	24,000	2,782
	Sumavision Technologies Co. Ltd., Class A	57,800	48,859
	Sun Art Retail Group Ltd.	1,384,500	408,177
*	Sun King Technology Group Ltd.	422,000	124,809
	Sunflower Pharmaceutical Group Co. Ltd., Class A	18,983	48,888
	Sunfly Intelligent Technology Co. Ltd., Class A	14,200	23,852
	Sungrow Power Supply Co. Ltd., Class A	1,800	33,172
	Suning Universal Co. Ltd., Class A	121,700	65,484
*	Suning.com Co. Ltd., Class A	80,800	24,972
	Sunny Optical Technology Group Co. Ltd.	172,000	2,326,919
	Sunresin New Materials Co. Ltd., Class A	3,620	34,791
*††Ω	Sunshine 100 China Holdings Ltd.	120,000	4,242
*	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	35,387
*	Sunwave Communications Co. Ltd., Class A	15,500	10,535
	Sunwoda Electronic Co. Ltd., Class A	22,500	96,138
	Suofeiya Home Collection Co. Ltd., Class A	5,500	14,539

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suplet Power Co. Ltd., Class A	9,100	$53,427
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	59,182
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	176,325
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	68,898
	Suzhou Good-Ark Electronics Co. Ltd., Class A	30,500	67,124
	Suzhou Maxwell Technologies Co. Ltd., Class A	460	32,353
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,200	13,926
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,800	36,814
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	10,600	122,940
	Suzhou TFC Optical Communication Co. Ltd., Class A	13,840	65,034
	SY Holdings Group Ltd.	120,000	84,753
	Symphony Holdings Ltd.	690,000	93,164
*	SYoung Group Co. Ltd., Class A	17,800	47,877
	Taiji Computer Corp. Ltd., Class A	21,879	63,827
*	Talkweb Information System Co. Ltd., Class A	49,000	49,731
*	Tangrenshen Group Co. Ltd., Class A	38,700	57,821
	TangShan Port Group Co. Ltd., Class A	250,030	96,966
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	91,700	93,156
	Tansun Technology Co. Ltd., Class A	11,500	22,365
	TCL Electronics Holdings Ltd.	582,666	277,577
	TCL Technology Group Corp., Class A	340,600	224,800
††	Tech-Pro, Inc.	1,644,000	2,681
	Telling Telecommunication Holding Co. Ltd., Class A	34,400	54,260
	Ten Pao Group Holdings Ltd.	172,000	25,006
	Tencent Holdings Ltd.	1,152,000	44,523,431
*	Tencent Music Entertainment Group, ADR	164,680	693,303
	Tenfu Cayman Holdings Co. Ltd.	66,000	42,466
	Three Squirrels, Inc., Class A	8,500	27,092
	Three's Co. Media Group Co. Ltd., Class A	3,618	52,595
	Thunder Software Technology Co. Ltd., Class A	3,200	67,738
	Tian An China Investment Co. Ltd.	209,000	107,624
*Ω	Tian Ge Interactive Holdings Ltd.	204,000	23,333
	Tian Lun Gas Holdings Ltd.	33,000	17,214
*††	Tian Shan Development Holding Ltd.	114,000	21,457
	Tiande Chemical Holdings Ltd.	104,000	33,768
	Tiangong International Co. Ltd.	848,000	306,546
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,300	51,831
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	52,005
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	74,700	69,891
	Tianjin Development Holdings Ltd.	186,000	37,931
	Tianjin Guangyu Development Co. Ltd., Class A	21,800	42,102
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	14,400	47,395
	Tianjin Port Development Holdings Ltd.	1,068,000	83,122
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	46,685
	Tianjin Teda Co. Ltd., Class A	44,400	27,635
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	18,800	142,144
	Tianma Microelectronics Co. Ltd., Class A	54,600	78,924
#	Tianneng Power International Ltd.	396,000	464,190
	Tianshan Aluminum Group Co. Ltd., Class A	60,700	65,851
	Tianshui Huatian Technology Co. Ltd., Class A	72,500	95,509
*††	Tianyun International Holdings Ltd.	188,000	27,482
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	16,873
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	7,300	41,297
*	Tibet Summit Resources Co. Ltd., Class A	27,500	117,486
	Tibet Tianlu Co. Ltd., Class A	26,700	21,902
	Times China Holdings Ltd.	481,000	95,633
	Tingyi Cayman Islands Holding Corp.	714,000	1,175,377
	Titan Wind Energy Suzhou Co. Ltd., Class A	24,600	65,132
	TK Group Holdings Ltd.	102,000	23,258

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tofflon Science & Technology Group Co. Ltd., Class A	12,900	$54,114
	Toly Bread Co. Ltd., Class A	33,434	69,661
	Tomson Group Ltd.	236,385	55,064
	Tong Ren Tang Technologies Co. Ltd., Class H	352,000	247,696
*	Tongcheng Travel Holdings Ltd.	470,800	899,986
*	Tongdao Liepin Group	63,000	81,310
*	TongFu Microelectronics Co. Ltd., Class A	40,700	99,891
*	Tongguan Gold Group Ltd.	230,000	15,229
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,600	79,660
	Tongkun Group Co. Ltd., Class A	40,500	86,852
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	60,203
	Tongling Nonferrous Metals Group Co. Ltd., Class A	217,505	98,085
	Tongwei Co. Ltd., Class A	64,900	519,022
	Tongyu Communication, Inc., Class A	9,300	17,209
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	53,167
	Top Spring International Holdings Ltd.	95,000	13,296
*	Topchoice Medical Corp., Class A	4,200	91,564
	Topsec Technologies Group, Inc., Class A	45,000	61,427
Ω	Topsports International Holdings Ltd.	746,000	622,246
	Towngas Smart Energy Co. Ltd.	351,996	167,652
	Transfar Zhilian Co. Ltd., Class A	72,900	62,050
	TravelSky Technology Ltd., Class H	352,500	584,209
*	Trigiant Group Ltd.	420,000	32,703
	Trina Solar Co. Ltd., Class A	9,573	118,347
*	Trip.com Group Ltd., ADR	88,468	2,280,705
*	Trip.com Group Ltd.	22,350	576,200
	TRS Information Technology Corp. Ltd., Class A	16,600	34,314
	Truking Technology Ltd., Class A	19,400	45,905
	Truly International Holdings Ltd.	1,177,140	264,686
Ω	Tsaker New Energy Tech Co. Ltd.	61,500	11,896
*	Tuniu Corp., Sponsored ADR	18,924	21,952
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	42,200	24,504
	UE Furniture Co. Ltd., Class A	7,900	10,742
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,700	178,666
	Unilumin Group Co. Ltd., Class A	33,600	32,468
	Uni-President China Holdings Ltd.	824,966	754,648
	Unisplendour Corp. Ltd., Class A	41,740	115,227
	United Energy Group Ltd.	5,308,000	609,919
	United Strength Power Holdings Ltd.	1,000	1,369
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	21,400	56,789
††	Untrade.CTEG	882,000	7,168
	Valiant Co. Ltd., Class A	24,900	67,051
	Vatti Corp. Ltd., Class A	25,800	24,146
#*Ω	Venus MedTech Hangzhou, Inc., Class H	2,000	3,584
	Victory Giant Technology Huizhou Co. Ltd., Class A	28,500	66,776
	Vinda International Holdings Ltd.	232,000	617,254
*	Viomi Technology Co. Ltd., ADR	17,433	28,939
*	Vipshop Holdings Ltd., ADR	191,840	1,757,254
	Visual China Group Co. Ltd., Class A	22,300	42,139
*Ω	Viva Biotech Holdings	368,500	99,182
	Walvax Biotechnology Co. Ltd., Class A	3,100	20,012
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	8,100	13,814
*	Wanda Film Holding Co. Ltd., Class A	16,250	30,018
	Wangfujing Group Co. Ltd., Class A	19,100	60,936
	Wangneng Environment Co. Ltd., Class A	18,508	66,691
	Wangsu Science & Technology Co. Ltd., Class A	85,900	67,452
	Wanguo International Mining Group Ltd.	96,000	23,942
	Wanhua Chemical Group Co. Ltd., Class A	63,980	796,168
	Want Want China Holdings Ltd.	1,557,000	1,267,149

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wanxiang Qianchao Co. Ltd., Class A	49,720	$48,669
	Wasion Holdings Ltd.	244,000	87,148
	Wasu Media Holding Co. Ltd., Class A	70,000	77,307
*	Weibo Corp., Sponsored ADR	35,546	683,194
	Weichai Power Co. Ltd., Class H	623,120	890,868
	Weifu High-Technology Group Co. Ltd., Class A	24,400	70,751
	Weihai Guangwei Composites Co. Ltd., Class A	10,400	108,378
	Weiqiao Textile Co., Class H	205,500	40,588
*	Wellhope Foods Co. Ltd., Class A	33,300	51,795
*	Wens Foodstuffs Group Co. Ltd., Class A	22,300	79,674
	Western Securities Co. Ltd., Class A	77,804	73,606
	Western Superconducting Technologies Co. Ltd., Class A	5,994	89,109
	Westone Information Industry, Inc., Class A	3,500	22,831
	Wharf Holdings Ltd.	354,000	1,294,541
	Will Semiconductor Co. Ltd., Class A	10,395	162,770
*	WiMi Hologram Cloud, Inc., ADR	27,292	50,217
	Wingtech Technology Co. Ltd., Class A	5,200	53,085
	Winning Health Technology Group Co. Ltd., Class A	30,600	36,044
*	Wison Engineering Services Co. Ltd.	106,000	3,903
	Wolong Electric Group Co. Ltd., Class A	38,600	84,401
	WPG Shanghai Smart Water PCL, Class A	7,600	11,859
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,600	53,472
	Wuhan Guide Infrared Co. Ltd., Class A	35,476	65,564
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	17,990
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	14,430	63,899
	Wuhu Token Science Co. Ltd., Class A	39,578	42,260
	Wuling Motors Holdings Ltd.	280,000	38,248
	WUS Printed Circuit Kunshan Co. Ltd., Class A	22,730	40,933
	Wushang Group Co. Ltd., Class A	20,700	32,886
Ω	WuXi AppTec Co. Ltd., Class H	38,660	468,334
	Wuxi Boton Technology Co. Ltd., Class A	16,200	41,675
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,780	24,630
	Wuxi NCE Power Co. Ltd., Class A	4,760	89,045
	Wuxi Shangji Automation Co. Ltd., Class A	4,340	105,458
	Wuxi Taiji Industry Co. Ltd., Class A	71,500	76,980
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	31,935
*	XCMG Construction Machinery Co. Ltd., Class A	131,500	109,322
*	XGD, Inc., Class A	31,476	67,315
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	293,000	125,066
	Xiamen C & D, Inc., Class A	32,600	54,369
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	18,900	22,511
	Xiamen Faratronic Co. Ltd., Class A	3,100	96,208
	Xiamen International Airport Co. Ltd., Class A	5,782	12,944
	Xiamen International Port Co. Ltd., Class H	574,000	159,451
	Xiamen Intretech, Inc., Class A	25,350	75,746
	Xiamen ITG Group Corp. Ltd., Class A	100,500	103,515
*	Xiamen Jihong Technology Co. Ltd., Class A	18,000	32,214
	Xiamen Kingdomway Group Co., Class A	21,000	67,084
	Xiamen Tungsten Co. Ltd., Class A	20,300	81,113
	Xiamen Xiangyu Co. Ltd., Class A	73,000	90,214
	Xi'an Triangle Defense Co. Ltd., Class A	6,900	47,302
	Xiandai Investment Co. Ltd., Class A	36,400	24,425
	Xianhe Co. Ltd., Class A	9,500	38,231
*Ω	Xiaomi Corp., Class B	3,089,200	4,858,648
	Xilinmen Furniture Co. Ltd., Class A	14,600	64,424
*	Xinchen China Power Holdings Ltd.	285,000	18,144
	Xinfengming Group Co. Ltd., Class A	73,200	108,650
	Xingda International Holdings Ltd.	483,454	92,965
	Xingfa Aluminium Holdings Ltd.	49,000	53,622

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinhu Zhongbao Co. Ltd., Class A	162,000	$63,782
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	230,000	159,379
	Xinhuanet Co. Ltd., Class A	11,400	28,511
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	214,058	382,414
	Xinjiang Tianshan Cement Co. Ltd., Class A	20,500	34,748
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	12,100	40,662
	Xinte Energy Co. Ltd., Class H	240,000	638,028
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	35,312
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	65,000	42,532
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	22,000	54,765
	Xinyi Energy Holdings Ltd.	936,000	473,927
	Xinyi Solar Holdings Ltd.	1,716,283	2,915,639
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	90,892
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	21,200	63,611
	Xtep International Holdings Ltd.	565,326	919,375
	Xuji Electric Co. Ltd., Class A	14,300	47,148
*	Xunlei Ltd., ADR	30,350	51,291
Ω	Yadea Group Holdings Ltd.	408,000	879,906
*	YaGuang Technology Group Co. Ltd., Class A	35,500	33,980
*	Yanchang Petroleum International Ltd.	3,460,000	24,387
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	62,000	112,634
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,000	65,128
	Yankershop Food Co. Ltd., Class A	4,200	56,405
	Yantai China Pet Foods Co. Ltd., Class A	8,500	31,903
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	16,200	34,828
	Yantai Eddie Precision Machinery Co. Ltd., Class A	9,220	26,163
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	14,400	76,818
*	YanTai Shuangta Food Co. Ltd., Class A	31,800	39,045
	Yantai Tayho Advanced Materials Co. Ltd., Class A	36,300	85,236
	Yantai Zhenghai Bio-tech Co. Ltd.	4,800	35,393
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	64,757
*	Yashili International Holdings Ltd.	520,000	72,173
	Yealink Network Technology Corp. Ltd., Class A	11,000	124,069
	YGSOFT, Inc., Class A	42,864	43,591
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	55,816
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	234,800	156,038
*	Yida China Holdings Ltd.	36,000	1,029
	Yifeng Pharmacy Chain Co. Ltd., Class A	10,590	81,422
	Yihai International Holding Ltd.	186,000	544,844
	Yijiahe Technology Co. Ltd., Class A	6,660	70,483
#	Yincheng International Holding Co. Ltd.	102,000	38,784
	Yintai Gold Co. Ltd., Class A	58,880	94,949
	Yipinhong Pharmaceutical Co. Ltd., Class A	8,280	34,523
	Yip's Chemical Holdings Ltd.	88,000	48,175
*	Yiren Digital Ltd., Sponsored ADR	34,424	44,407
*Ω	Yixin Group Ltd.	573,000	70,945
	Yixintang Pharmaceutical Group Co. Ltd., Class A	29,800	110,627
	YongXing Special Materials Technology Co. Ltd., Class A	3,900	83,012
	Yonyou Network Technology Co. Ltd., Class A	9,500	29,477
	Yotrio Group Co. Ltd., Class A	68,400	35,818
	Youngor Group Co. Ltd., Class A	82,400	79,791
*	Youzu Interactive Co. Ltd., Class A	28,800	38,747
	YTO Express Group Co. Ltd., Class A	17,300	49,666
*	Yuan Heng Gas Holdings Ltd.	784,000	50,797
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	8,900	19,721
	Yuexiu Property Co. Ltd.	797,058	995,774
	Yuexiu Transport Infrastructure Ltd.	348,752	195,241
	Yum China Holdings, Inc.	110,053	5,318,442
	Yunda Holding Co. Ltd., Class A	48,392	130,083

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Aluminium Co. Ltd., Class A	66,900	$99,984
	Yunnan Baiyao Group Co. Ltd., Class A	5,798	47,508
	Yunnan Copper Co. Ltd., Class A	45,300	77,507
	Yunnan Energy New Material Co. Ltd., Class A	4,852	154,241
	Yunnan Tin Co. Ltd., Class A	39,300	87,864
	Yusys Technologies Co. Ltd., Class A	21,900	49,581
	Yutong Bus Co. Ltd., Class A	39,400	46,120
*	Zai Lab Ltd.	10,500	43,003
	ZBOM Home Collection Co. Ltd., Class A	10,530	33,458
	Zepp Health Corp., ADR	16,694	29,048
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	158,233
*	Zhaojin Mining Industry Co. Ltd., Class H	579,500	553,517
	Zhefu Holding Group Co. Ltd., Class A	146,600	102,577
*	Zhejiang Century Huatong Group Co. Ltd., Class A	96,800	64,504
	Zhejiang China Commodities City Group Co. Ltd., Class A	80,900	63,621
	Zhejiang Chint Electrics Co. Ltd., Class A	27,100	147,907
	Zhejiang Communications Technology Co. Ltd.	72,000	73,378
	Zhejiang Crystal-Optech Co. Ltd., Class A	29,600	53,396
	Zhejiang Dahua Technology Co. Ltd., Class A	48,700	107,217
	ZheJiang Dali Technology Co. Ltd., Class A	18,600	40,899
	Zhejiang Dingli Machinery Co. Ltd., Class A	15,740	100,041
	Zhejiang Expressway Co. Ltd., Class H	522,000	420,143
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	15,700	36,570
	Zhejiang Hailiang Co. Ltd., Class A	29,900	53,453
	Zhejiang HangKe Technology, Inc. Co., Class A	3,277	36,419
	Zhejiang Hangmin Co. Ltd., Class A	25,400	19,895
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	54,674
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	41,445
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	18,910	57,356
	Zhejiang Huayou Cobalt Co. Ltd., Class A	14,440	180,865
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	95,527
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	17,922
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,000	44,038
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	37,842
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	7,200	78,297
*	Zhejiang Jingu Co. Ltd., Class A	31,000	39,037
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	48,163
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	120,900	65,336
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	31,600	81,455
	Zhejiang Juhua Co. Ltd., Class A	19,500	50,143
	Zhejiang Li Zi Yuan Food Class A	9,100	30,838
	Zhejiang Longsheng Group Co. Ltd., Class A	31,300	46,123
	Zhejiang Medicine Co. Ltd., Class A	41,500	87,734
	Zhejiang Meida Industrial Co. Ltd., Class A	35,200	71,093
	Zhejiang Narada Power Source Co. Ltd., Class A	15,600	42,464
	Zhejiang NHU Co. Ltd., Class A	55,176	168,921
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	114,340	67,636
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	6,400	20,297
	Zhejiang Runtu Co. Ltd., Class A	45,300	53,874
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	23,840	115,222
	Zhejiang Semir Garment Co. Ltd., Class A	96,600	76,534
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	62,411
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	12,040	39,128
	Zhejiang Supor Co. Ltd., Class A	12,600	87,836
	Zhejiang Tiantie Industry Co. Ltd., Class A	22,480	47,935
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	29,094
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	74,928
*	Zhejiang Wanliyang Co. Ltd., Class A	39,600	60,065
	Zhejiang Wanma Co. Ltd., Class A	37,600	50,711

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	20,267	$88,456
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	19,300	56,387
	Zhejiang Windey Co. Ltd., Class A	18,700	67,309
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	52,929
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	132,002
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	18,086
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	24,562
	Zhejiang Yinlun Machinery Co. Ltd., Class A	25,000	60,351
	Zhejiang Yongtai Technology Co. Ltd., Class A	16,300	74,517
	Zhende Medical Co. Ltd., Class A	6,800	40,138
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	206,893
*	Zheshang Securities Co. Ltd., Class A	45,000	71,593
*	Zhong An Group Ltd.	906,000	30,072
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	258,500	656,387
	Zhongfu Information, Inc., Class A	7,300	23,186
	Zhongji Innolight Co. Ltd., Class A	10,900	53,114
	Zhongjin Gold Corp. Ltd., Class A	95,500	102,703
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	88,681
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	35,490
	Zhongsheng Group Holdings Ltd.	215,000	1,230,860
*	Zhongtian Financial Group Co. Ltd., Class A	321,400	83,142
	Zhongyu Energy Holdings Ltd.	283,455	242,512
Ω	Zhou Hei Ya International Holdings Co. Ltd.	492,000	250,308
	Zhuguang Holdings Group Co. Ltd.	344,000	47,290
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	14,394
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	34,600	41,294
	Zhuzhou CRRC Times Electric Co.	98,650	423,638
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,900	76,937
	Zhuzhou Kibing Group Co. Ltd., Class A	81,900	139,447
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	84,980	94,974
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	398,200	207,026
	ZTE Corp., Class H	246,720	530,927
#	ZTO Express Cayman, Inc., ADR	66,700	1,706,853
TOTAL CHINA			411,600,158
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	1,916,484	120,702
	Banco de Bogota SA	13,416	129,873
	Bancolombia SA, Sponsored ADR	12,254	354,998
	Bancolombia SA	26,339	221,120
	Bolsa de Valores de Colombia	3,425	6,879
	Celsia SA ESP	146,373	120,868
	Cementos Argos SA	185,367	168,633
*	CEMEX Latam Holdings SA	49,384	32,704
*	Corp. Financiera Colombiana SA	36,592	167,295
	Ecopetrol SA	570,995	303,678
	Grupo Aval Acciones y Valores SA, ADR	9,190	32,808
	Grupo de Inversiones Suramericana SA	1,037	9,676
	Grupo Energia Bogota SA ESP	167,811	74,413
	Interconexion Electrica SA ESP	42,070	202,156
	Mineros SA	75,622	38,808
	Promigas SA ESP	7,608	10,382
TOTAL COLOMBIA			1,994,993
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	324,774
Ω	Moneta Money Bank AS	112,388	374,410
TOTAL CZECH REPUBLIC			699,184

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	222,723	$409,277
*	Egyptian Financial Group-Hermes Holding Co.,GDR	12,263	19,625
TOTAL EGYPT			428,902
GREECE — (0.3%)
*	Aegean Airlines SA	17,670	93,636
*	Alpha Services & Holdings SA	371,125	329,868
	Athens Water Supply & Sewage Co. SA	14,835	121,805
	Autohellas Tourist & Trading SA	12,922	127,195
	Bank of Greece	8,714	138,236
*	Ellaktor SA	42,631	69,523
	ElvalHalcor SA	14,778	21,272
	Entersoft SA Software Development & Related Services Co.	1,976	7,769
	Epsilon Net SA	4,271	24,707
*	Eurobank Ergasias Services & Holdings SA, Class A	282,709	260,424
*††	FF Group	11,777	10,833
	Fourlis Holdings SA	22,299	69,814
*	GEK Terna Holding Real Estate Construction SA	21,964	217,441
	Hellenic Exchanges - Athens Stock Exchange SA	15,826	53,373
	Hellenic Petroleum Holdings SA	19,364	124,539
	Hellenic Telecommunications Organization SA	42,145	725,650
	Holding Co. ADMIE IPTO SA	35,459	66,878
*	Intracom Holdings SA	17,381	32,788
*	Intracom SA Technical & Steel Constructions	4,985	11,231
	JUMBO SA	22,854	354,346
	Kri-Kri Milk Industry SA	1,705	9,991
*	LAMDA Development SA	27,190	161,560
	Motor Oil Hellas Corinth Refineries SA	15,402	266,968
	Mytilineos SA	13,344	206,388
*	National Bank of Greece SA	53,914	168,901
*	Piraeus Financial Holdings SA	89,345	81,420
	Piraeus Port Authority SA	3,226	50,831
	Quest Holdings SA	10,452	47,106
	Sarantis SA	8,143	57,305
	Terna Energy SA	8,304	149,381
TOTAL GREECE			4,061,179
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	784,000	0
Ω	BOC Aviation Ltd.	45,400	386,382
††	CECEP COSTIN New Materials Group Ltd.	186,000	2,666
*	Kai Yuan Holdings Ltd.	1,320,000	3,876
*††	Karce Co. Ltd.	134,000	0
*††	Magnum Uranium Corp.	112,000	0
#*	Realord Group Holdings Ltd.	60,000	75,290
*	Taung Gold International Ltd.	4,350,000	14,402
#*	Tongda Group Holdings Ltd.	3,634,999	62,497
*††	Untrade Youyuan Holdings	136,920	0
*††	Untrade. C Fiber Optic	396,000	0
*	Untrade.Lumena Newmat	23,400	0
TOTAL HONG KONG			545,113
HUNGARY — (0.1%)
#	4iG Nyrt	18,019	32,117
	Magyar Telekom Telecommunications PLC	56,251	44,441
	MASTERPLAST Nyrt	1,200	12,148
	MOL Hungarian Oil & Gas PLC	159,225	1,172,282
*	Opus Global Nyrt	113,275	43,361

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
#	OTP Bank Nyrt	24,198	$499,553
TOTAL HUNGARY			1,803,902
INDIA — (14.4%)
*	3M India Ltd.	81	23,296
	63 Moons Technologies Ltd.	12,877	29,711
	Aarti Industries Ltd.	57,016	563,843
	ABB India Ltd.	5,992	207,216
	Abbott India Ltd.	1,520	384,829
	Action Construction Equipment Ltd.	17,387	49,427
*	Adani Green Energy Ltd.	6,083	166,684
	Adani Ports & Special Economic Zone Ltd.	112,204	1,084,960
	Adani Total Gas Ltd.	36,076	1,435,240
*	Adani Transmission Ltd.	60,842	2,413,651
	ADF Foods Ltd.	4,598	40,680
*	Aditya Birla Capital Ltd.	322,482	434,177
	Advanced Enzyme Technologies Ltd.	19,244	70,297
	Aegis Logistics Ltd.	65,423	213,595
	AGI Greenpac Ltd.	11,808	42,230
	Agro Tech Foods Ltd.	3,238	31,951
*	Ahluwalia Contracts India Ltd.	14,434	86,615
	AIA Engineering Ltd.	17,441	527,969
	Ajanta Pharma Ltd.	20,501	330,280
	Akzo Nobel India Ltd.	4,369	107,158
	Alembic Ltd.	38,303	34,067
	Alembic Pharmaceuticals Ltd.	33,619	298,636
	Alkyl Amines Chemicals	4,697	173,863
	Allcargo Logistics Ltd.	41,140	159,550
*	Alok Industries Ltd.	422,420	107,324
	Amara Raja Batteries Ltd.	47,088	293,000
*	Amber Enterprises India Ltd.	1,838	58,107
	Amrutanjan Health Care Ltd.	6,756	68,800
	Anant Raj Ltd.	43,134	40,491
	Andhra Sugars Ltd.	35,170	60,557
	Apar Industries Ltd.	9,235	132,485
	Apcotex Industries Ltd.	8,905	64,107
*	APL Apollo Tubes Ltd.	46,096	556,243
	Apollo Tyres Ltd.	228,762	635,895
*	Arvind Fashions Ltd.	16,580	62,014
*	Arvind Ltd.	87,072	101,701
*	Arvind SmartSpaces Ltd.	516	1,250
	Asahi India Glass Ltd.	25,092	187,640
	Ashiana Housing Ltd.	14,599	25,301
	Ashok Leyland Ltd.	183,789	345,241
*	Ashoka Buildcon Ltd.	87,239	82,994
	Asian Granito India Ltd.	47,563	27,961
	Asian Paints Ltd.	63,631	2,686,630
	Astec Lifesciences Ltd.	2,277	53,781
	Astral Ltd.	20,253	466,147
	AstraZeneca Pharma India Ltd.	1,609	62,241
	Atul Ltd.	7,028	791,683
Ω	AU Small Finance Bank Ltd.	52,100	390,268
	Automotive Axles Ltd.	1,880	46,357
	Avanti Feeds Ltd.	25,345	141,761
*Ω	Avenue Supermarts Ltd.	9,012	484,392
	Axis Bank Ltd.	545,735	5,012,371
	Bajaj Auto Ltd.	16,255	804,273
	Bajaj Consumer Care Ltd.	33,236	68,368
	Bajaj Electricals Ltd.	765	10,957

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Finance Ltd.	17,771	$1,625,800
	Bajaj Finserv Ltd.	3,552	676,455
*	Bajaj Hindusthan Sugar Ltd.	432,055	54,216
	Bajaj Holdings & Investment Ltd.	8,692	568,766
	Balaji Amines Ltd.	4,328	186,450
	Balkrishna Industries Ltd.	25,019	729,331
	Balmer Lawrie & Co. Ltd.	37,385	52,737
	Balrampur Chini Mills Ltd.	70,130	349,637
	Banco Products India Ltd.	7,680	18,173
Ω	Bandhan Bank Ltd.	160,677	563,488
	Bank of Baroda	374,049	552,071
	Bank of India	226,125	136,435
	Bank of Maharashtra	237,781	50,631
	Bannari Amman Sugars Ltd.	1,999	62,234
	BASF India Ltd.	4,643	157,753
	BEML Ltd.	8,125	130,938
	Berger Paints India Ltd.	51,050	403,023
*	BF Utilities Ltd.	5,676	23,455
	Bhansali Engineering Polymers Ltd.	23,290	32,493
	Bharat Bijlee Ltd.	1,695	37,616
	Bharat Forge Ltd.	68,252	631,290
	Bharat Petroleum Corp. Ltd.	148,356	618,951
	Bharat Rasayan Ltd.	436	66,828
*	Bharti Airtel Ltd.	506,063	4,339,611
	Biocon Ltd.	98,323	382,563
	Birlasoft Ltd.	74,402	317,802
*	Black Box Ltd.	9,130	16,071
	BLS International Services Ltd.	15,934	48,760
	Blue Dart Express Ltd.	1,912	206,759
	Blue Star Ltd.	14,014	174,171
	Bodal Chemicals Ltd.	32,546	38,229
	Bombay Burmah Trading Co.	11,382	137,328
*	Bombay Dyeing & Manufacturing Co. Ltd.	32,915	41,116
	Borosil Ltd.	7,671	33,430
*	Borosil Renewables Ltd.	17,321	135,713
	Bosch Ltd.	1,248	269,601
	Brigade Enterprises Ltd.	49,119	305,856
	Britannia Industries Ltd.	20,607	1,014,443
	BSE Ltd.	35,898	308,779
*	Camlin Fine Sciences Ltd.	32,194	47,907
	Can Fin Homes Ltd.	35,016	264,561
	Canara Bank	100,441	282,974
*	Capacit'e Infraprojects Ltd.	12,709	17,555
	Carborundum Universal Ltd.	41,823	422,702
	Care Ratings Ltd.	7,938	45,602
	Castrol India Ltd.	148,816	214,996
	CCL Products India Ltd.	41,644	234,395
	Ceat Ltd.	16,297	260,123
*	Central Bank of India Ltd.	285,564	64,729
	Central Depository Services India Ltd.	21,603	310,049
	Century Enka Ltd.	9,604	54,003
	Century Plyboards India Ltd.	25,804	191,050
	Century Textiles & Industries Ltd.	22,804	241,864
	Cera Sanitaryware Ltd.	1,761	105,403
*	CG Power & Industrial Solutions Ltd.	227,965	648,231
	Chambal Fertilisers & Chemicals Ltd.	114,070	464,949
*	Chennai Petroleum Corp. Ltd.	24,250	84,506
††	Chennai Super Kings Cricket Ltd.	130,176	693
	Cholamandalam Financial Holdings Ltd.	46,660	369,726

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cholamandalam Investment & Finance Co. Ltd.	131,049	$1,173,033
	Cigniti Technologies Ltd.	6,994	44,332
	City Union Bank Ltd.	186,470	376,853
	Clariant Chemicals India Ltd.	7,185	39,292
	Coforge Ltd.	8,999	450,945
	Colgate-Palmolive India Ltd.	24,888	499,252
	Computer Age Management Services Ltd.	11,388	354,821
	Container Corp. of India Ltd.	59,480	534,571
	Coromandel International Ltd.	57,230	741,603
	Cosmo First Ltd.	9,206	104,142
*	CreditAccess Grameen Ltd.	14,272	190,378
	CRISIL Ltd.	7,019	277,844
	Crompton Greaves Consumer Electricals Ltd.	232,210	1,159,098
*	CSB Bank Ltd.	20,522	51,991
	Cummins India Ltd.	30,903	479,607
	Cyient Ltd.	27,207	284,529
*	D B Realty Ltd.	41,589	33,278
	Dabur India Ltd.	95,166	701,721
	Dalmia Bharat Sugar & Industries Ltd.	11,130	53,097
	DB Corp. Ltd.	34,520	37,144
	DCB Bank Ltd.	151,474	170,228
	DCM Shriram Ltd.	19,412	245,124
*	DCW Ltd.	67,494	33,122
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	302,162
	Deepak Nitrite Ltd.	20,542	498,646
*	DEN Networks Ltd.	103,396	44,928
*	Dhampur Bio Organics Ltd.	26,038	13,535
	Dhampur Sugar Mills Ltd.	26,038	74,193
*	Dhani Services Ltd.	83,701	43,870
	Dhanuka Agritech Ltd.	7,493	65,770
Ω	Dilip Buildcon Ltd.	18,685	55,688
*	Dish TV India Ltd.	585,547	83,432
*	Dishman Carbogen Amcis Ltd.	29,525	47,279
	Divi's Laboratories Ltd.	20,238	980,550
	Dixon Technologies India Ltd.	13,472	631,489
	DLF Ltd.	89,747	436,848
	Dollar Industries Ltd.	4,718	27,078
Ω	Dr Lal PathLabs Ltd.	13,224	385,812
*	DRC Systems India Ltd.	1,930	525
*	Dredging Corp. of India Ltd.	12,232	42,862
	Dwarikesh Sugar Industries Ltd.	48,045	71,710
*	Dynamatic Technologies Ltd.	1,424	32,599
	eClerx Services Ltd.	8,627	237,261
	Edelweiss Financial Services Ltd.	176,449	130,100
	Eicher Motors Ltd.	22,241	867,335
	EID Parry India Ltd.	50,617	359,208
*	EIH Associated Hotels	3,373	17,179
*	EIH Ltd.	62,367	120,038
	Electrosteel Castings Ltd.	201,180	92,051
	Elgi Equipments Ltd.	54,064	253,622
	Emami Ltd.	86,856	496,583
Ω	Endurance Technologies Ltd.	12,236	224,768
	Engineers India Ltd.	168,805	142,977
	EPL Ltd.	51,818	113,383
*Ω	Equitas Small Finance Bank Ltd.	60,830	34,500
Ω	Eris Lifesciences Ltd.	14,887	126,572
	ESAB India Ltd.	1,718	71,914
	Escorts Kubota Ltd.	23,247	507,569
	Everest Industries Ltd.	4,404	32,761

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Everest Kanto Cylinder Ltd.	17,733	$38,098
	Excel Industries Ltd.	2,718	43,789
	Exide Industries Ltd.	230,270	461,779
*	FDC Ltd.	31,187	99,498
	Federal Bank Ltd.	928,132	1,253,727
*	Federal-Mogul Goetze India Ltd.	3,351	12,244
	FIEM Industries Ltd.	1,070	21,869
	Filatex India Ltd.	46,239	54,841
	Fine Organic Industries Ltd.	2,338	159,957
	Finolex Cables Ltd.	33,325	178,805
	Finolex Industries Ltd.	129,927	219,145
	Firstsource Solutions Ltd.	127,418	179,978
	Force Motors Ltd.	1,782	23,487
*	Future Consumer Ltd.	582,124	13,268
	Gabriel India Ltd.	37,453	61,879
	GAIL India Ltd.	588,791	1,091,179
	Galaxy Surfactants Ltd.	4,294	167,443
*	Ganesh Housing Corp. Ltd.	5,224	19,727
	Garware Technical Fibres Ltd.	4,509	187,708
	Gateway Distriparks Ltd.	129,936	119,593
*	Gati Ltd.	31,580	58,800
	GE Power India Ltd.	2,341	4,017
Ω	General Insurance Corp. of India	48,305	70,995
	Genus Power Infrastructures Ltd.	53,841	52,702
	GHCL Ltd.	44,127	358,035
	GIC Housing Finance Ltd.	30,931	52,984
	Gillette India Ltd.	2,641	174,217
	GlaxoSmithKline Pharmaceuticals Ltd.	13,350	237,493
Ω	Godrej Agrovet Ltd.	16,911	108,664
*	Godrej Consumer Products Ltd.	72,734	783,948
*	Godrej Industries Ltd.	25,204	141,832
*	Godrej Properties Ltd.	15,405	295,350
	Goodyear India Ltd.	3,147	37,698
	Granules India Ltd.	77,118	290,011
	Graphite India Ltd.	29,753	160,555
	Grasim Industries Ltd.	64,124	1,278,594
	Grauer & Weil India Ltd.	50,798	40,471
	Gravita India Ltd.	6,556	24,024
	Great Eastern Shipping Co. Ltd.	51,728	309,430
	Greaves Cotton Ltd.	24,260	49,842
	Greenlam Industries Ltd.	13,155	59,276
	Greenpanel Industries Ltd.	24,209	135,334
	Greenply Industries Ltd.	26,592	61,621
	Grindwell Norton Ltd.	13,345	293,144
	Gujarat Alkalies & Chemicals Ltd.	16,302	155,261
	Gujarat Ambuja Exports Ltd.	44,069	169,124
	Gujarat Fluorochemicals Ltd.	9,410	398,318
	Gujarat Gas Ltd.	40,156	227,082
	Gujarat Industries Power Co. Ltd.	10,170	10,630
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	55,142	503,525
	Gujarat Pipavav Port Ltd.	144,453	142,022
	Gujarat State Fertilizers & Chemicals Ltd.	91,799	183,302
	Gujarat State Petronet Ltd.	190,646	558,914
	Gulf Oil Lubricants India Ltd.	6,831	36,244
*	Hathway Cable & Datacom Ltd.	233,385	49,851
	Hatsun Agro Product Ltd.	22,189	278,384
	Havells India Ltd.	34,877	551,625
	HBL Power Systems Ltd.	91,746	102,355
	HCL Technologies Ltd.	211,250	2,539,420

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	HDFC Asset Management Co. Ltd.	14,073	$346,276
	HDFC Bank Ltd.	363,410	6,646,432
Ω	HDFC Life Insurance Co. Ltd.	35,349	248,014
*	HealthCare Global Enterprises Ltd.	15,362	52,513
	HEG Ltd.	4,241	63,449
	Heritage Foods Ltd.	7,566	26,862
	Hero MotoCorp Ltd.	41,043	1,459,635
	Hester Biosciences Ltd.	1,956	54,735
	HFCL Ltd.	471,778	397,229
	HG Infra Engineering Ltd.	11,008	82,788
	Hikal Ltd.	25,013	79,837
	HIL Ltd.	2,268	100,887
	Himadri Speciality Chemical Ltd.	135,759	139,850
	Himatsingka Seide Ltd.	25,036	36,862
	Hinduja Global Solutions Ltd.	8,172	135,465
*	Hindustan Construction Co. Ltd.	299,215	50,471
	Hindustan Copper Ltd.	93,901	122,531
*	Hindustan Oil Exploration Co. Ltd.	24,931	55,050
	Hindustan Unilever Ltd.	78,109	2,603,785
	Hindware Home Innovation Ltd.	2,125	9,276
	Hitachi Energy India Ltd.	1,684	68,861
	Hle Glascoat Ltd.	873	34,313
	Honda India Power Products Ltd.	1,898	37,265
	Honeywell Automation India Ltd.	521	264,073
	Housing Development Finance Corp. Ltd.	152,696	4,629,736
	Huhtamaki India Ltd.	11,366	27,944
	I G Petrochemicals Ltd.	7,654	60,903
	ICICI Bank Ltd., Sponsored ADR	184,237	3,828,455
	ICICI Bank Ltd.	331,769	3,451,075
Ω	ICICI Lombard General Insurance Co. Ltd.	47,177	730,743
Ω	ICICI Prudential Life Insurance Co. Ltd.	28,052	197,187
Ω	ICICI Securities Ltd.	21,985	133,589
	ICRA Ltd.	1,137	56,006
*	IDFC First Bank Ltd.	1,567,657	743,194
	IDFC Ltd.	610,819	421,778
*	IFB Industries Ltd.	3,742	47,392
	IIFL Finance Ltd.	74,296	323,848
	IIFL Securities Ltd.	90,784	78,483
	IIFL Wealth Management Ltd.	14,862	317,310
*	Indiabulls Housing Finance Ltd.	117,853	164,741
*	Indiabulls Real Estate Ltd.	92,508	85,068
Ω	IndiaMart InterMesh Ltd.	3,216	173,078
	Indian Bank	110,312	246,646
Ω	Indian Energy Exchange Ltd.	185,763	376,077
	Indian Hotels Co. Ltd.	63,746	212,267
	Indian Hume Pipe Co. Ltd.	8,416	16,565
	Indian Oil Corp. Ltd.	507,670	466,315
*	Indian Overseas Bank	405,204	88,876
	Indian Railway Catering & Tourism Corp. Ltd.	18,742	151,877
	Indo Count Industries Ltd.	32,201	56,349
	Indoco Remedies Ltd.	15,510	75,931
	Indraprastha Gas Ltd.	67,379	295,014
	Indus Towers Ltd.	293,271	825,957
	IndusInd Bank Ltd.	58,106	766,919
	INEOS Styrolution India Ltd.	1,619	17,367
	Infibeam Avenues Ltd.	318,648	59,194
	Info Edge India Ltd.	11,963	656,651
#	Infosys Ltd., Sponsored ADR	168,060	3,275,489
	Infosys Ltd.	559,319	10,945,530

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ingersoll Rand India Ltd.	3,630	$75,726
*	Inox Leisure Ltd.	14,885	110,895
*	Inox Wind Ltd.	30,635	34,399
*	Insecticides India Ltd.	2,812	36,815
	Intellect Design Arena Ltd.	28,372	227,024
*Ω	InterGlobe Aviation Ltd.	17,581	416,673
	IOL Chemicals & Pharmaceuticals Ltd.	15,970	72,264
*	IRB Infrastructure Developers Ltd.	27,401	73,809
Ω	IRCON International Ltd.	133,176	63,219
	ITD Cementation India Ltd.	35,112	36,296
*	ITI Ltd.	44,904	66,338
	J Kumar Infraprojects Ltd.	16,914	71,728
*	Jagran Prakashan Ltd.	46,910	32,712
*	Jammu & Kashmir Bank Ltd.	135,881	49,887
	Jamna Auto Industries Ltd.	77,319	123,453
	JB Chemicals & Pharmaceuticals Ltd.	16,021	357,843
	JBM Auto Ltd.	7,490	41,042
	Jindal Poly Films Ltd.	12,860	172,041
	Jindal Saw Ltd.	89,774	97,252
*	Jindal Stainless Hisar Ltd.	65,523	197,503
*	Jindal Stainless Ltd.	125,769	189,190
	JK Paper Ltd.	51,275	224,689
	JK Tyre & Industries Ltd.	58,717	87,909
	JM Financial Ltd.	188,054	151,730
	JMC Projects India Ltd.	25,088	26,153
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,856	56,466
	JTEKT India Ltd.	3,731	3,998
	Jubilant Foodworks Ltd.	101,005	706,908
	Jubilant Ingrevia Ltd.	17,910	120,195
	Jubilant Pharmova Ltd.	42,157	192,378
	Jyothy Labs Ltd.	67,578	146,423
	Kajaria Ceramics Ltd.	36,528	544,395
	Kalpataru Power Transmission Ltd.	48,014	225,136
	Kalyani Steels Ltd.	18,095	68,287
	Kansai Nerolac Paints Ltd.	40,108	203,350
	Karnataka Bank Ltd.	178,606	159,471
	Karur Vysya Bank Ltd.	221,304	164,758
	Kaveri Seed Co. Ltd.	14,832	90,984
	KCP Ltd.	41,924	58,294
	KEC International Ltd.	64,342	372,925
	KEI Industries Ltd.	26,810	419,361
	Kennametal India Ltd.	2,843	82,583
*	Kesoram Industries Ltd.	63,885	38,235
	Kewal Kiran Clothing Ltd.	5,632	24,435
*	Kiri Industries Ltd.	15,528	93,654
	Kirloskar Brothers Ltd.	13,274	56,916
	Kirloskar Ferrous Industries Ltd.	32,419	82,078
	Kirloskar Oil Engines Ltd.	25,693	53,353
	Kitex Garments Ltd.	10,427	31,748
	KNR Constructions Ltd.	78,899	263,506
*	Kolte-Patil Developers Ltd.	8,477	28,553
	Kotak Mahindra Bank Ltd.	94,389	2,172,098
	KPIT Technologies Ltd.	80,994	563,052
	KPR Mill Ltd.	51,868	384,430
	KRBL Ltd.	31,293	96,817
	KSB Ltd.	6,772	125,658
	L&T Finance Holdings Ltd.	302,996	288,463
Ω	L&T Technology Services Ltd.	6,769	301,161
	LA Opala RG Ltd.	13,819	50,888

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lakshmi Machine Works Ltd.	1,027	$135,522
Ω	Larsen & Toubro Infotech Ltd.	8,648	518,121
Ω	Laurus Labs Ltd.	127,411	840,916
	LG Balakrishnan & Bros Ltd.	13,711	121,922
	LIC Housing Finance Ltd.	169,821	827,080
	Linde India Ltd.	5,982	276,376
	LT Foods Ltd.	85,633	98,487
	Lumax Auto Technologies Ltd.	17,711	58,119
	LUX Industries Ltd.	2,738	64,302
	Mahanagar Gas Ltd.	19,385	184,758
	Maharashtra Seamless Ltd.	14,092	130,517
	Mahindra & Mahindra Financial Services Ltd.	327,267	775,236
	Mahindra & Mahindra Ltd.	187,005	2,754,995
	Mahindra CIE Automotive Ltd.	56,642	191,938
*	Mahindra Holidays & Resorts India Ltd.	26,275	78,257
	Mahindra Lifespace Developers Ltd.	36,794	185,642
Ω	Mahindra Logistics Ltd.	9,559	56,338
	Maithan Alloys Ltd.	5,012	59,932
	Man Infraconstruction Ltd.	53,471	57,784
	Manappuram Finance Ltd.	264,738	330,046
	Marico Ltd.	128,924	846,716
	Maruti Suzuki India Ltd.	5,026	558,808
Ω	MAS Financial Services Ltd.	7,195	49,488
	Mastek Ltd.	6,199	165,201
*	Max Financial Services Ltd.	33,693	365,336
*	Max Ventures & Industries Ltd.	12,691	16,738
	Mayur Uniquoters Ltd.	9,705	50,597
	Mazagon Dock Shipbuilders Ltd.	16,075	56,512
*	Meghmani Finechem Ltd.	4,939	94,761
	Meghmani Organics Ltd.	65,639	106,594
Ω	Metropolis Healthcare Ltd.	10,176	204,985
	Minda Corp. Ltd.	35,037	98,826
	Minda Industries Ltd.	60,872	392,917
	Mindtree Ltd.	16,371	708,901
*	Mirza International Ltd.	21,209	66,805
Ω	Mishra Dhatu Nigam Ltd.	29,936	63,710
	MM Forgings Ltd.	4,858	59,614
	Monte Carlo Fashions Ltd.	7,517	71,357
	Motherson Sumi Systems Ltd.	360,194	582,735
*	Motherson Sumi Wiring India Ltd.	360,194	350,868
	Motilal Oswal Financial Services Ltd.	24,173	233,546
	Mphasis Ltd.	28,920	847,598
	MRF Ltd.	875	924,610
	MSTC Ltd.	7,445	23,527
	Multi Commodity Exchange of India Ltd.	7,835	138,181
	Muthoot Finance Ltd.	46,432	629,251
	Nahar Spinning Mills Ltd.	4,602	19,149
*	National Fertilizers Ltd.	41,491	24,136
	Navin Fluorine International Ltd.	6,681	370,825
	Navneet Education Ltd.	37,731	51,607
	NBCC India Ltd.	274,103	114,526
	NELCO Ltd.	3,866	31,526
	Neogen Chemicals Ltd.	3,616	62,511
	NESCO Ltd.	10,348	77,468
*	Network18 Media & Investments Ltd.	34,704	28,529
	Neuland Laboratories Ltd.	3,354	55,036
	Newgen Software Technologies Ltd.	10,393	48,887
	NHPC Ltd.	473,959	205,341
	NIIT Ltd.	36,285	168,490

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nilkamal Ltd.	2,955	$74,120
	NOCIL Ltd.	43,170	150,550
	NRB Bearings Ltd.	34,282	59,580
	Nucleus Software Exports Ltd.	7,640	40,009
	NXTDigital Ltd.	324	1,597
	Oberoi Realty Ltd.	31,697	365,573
*	Olectra Greentech Ltd.	7,407	59,832
*	Omaxe Ltd.	22,851	31,149
	OnMobile Global Ltd.	20,182	33,595
	Oracle Financial Services Software Ltd.	8,417	335,248
	Orient Cement Ltd.	82,690	121,642
	Orient Electric Ltd.	47,665	156,829
	Orient Paper & Industries Ltd.	86,102	29,922
	Oriental Aromatics Ltd.	4,300	31,193
	Oriental Carbon & Chemicals Ltd.	3,782	42,587
	Page Industries Ltd.	1,537	953,586
	Paisalo Digital Ltd.	88,777	81,596
	Panama Petrochem Ltd.	12,821	45,458
*	Patel Engineering Ltd.	120,263	35,357
*	PC Jeweller Ltd.	106,159	63,077
	PCBL Ltd.	107,984	166,307
	Persistent Systems Ltd.	17,750	814,981
	Petronet LNG Ltd.	352,742	979,291
	Phoenix Mills Ltd.	26,053	409,329
	PI Industries Ltd.	17,806	694,974
	Pidilite Industries Ltd.	24,369	755,968
*Ω	PNB Housing Finance Ltd.	19,675	87,297
	PNC Infratech Ltd.	44,423	143,108
	Poly Medicure Ltd.	9,128	84,693
	Polyplex Corp. Ltd.	8,870	263,282
	Power Finance Corp. Ltd.	483,205	709,477
	Power Grid Corp. of India Ltd.	544,876	1,476,937
*	Power Mech Projects Ltd.	2,117	24,675
	Praj Industries Ltd.	50,301	252,424
Ω	Prataap Snacks Ltd.	5,256	48,191
	Prestige Estates Projects Ltd.	68,865	359,978
*	Pricol Ltd.	34,915	66,526
*	Prime Focus Ltd.	2,316	2,021
	Prince Pipes & Fittings Ltd.	11,854	90,752
	Privi Speciality Chemicals Ltd.	3,901	61,832
	Procter & Gamble Health Ltd.	2,918	163,038
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	395,767
	PSP Projects Ltd.	5,467	42,741
*	PTC India Financial Services Ltd.	82,653	15,799
	PTC India Ltd.	144,661	151,958
	Punjab National Bank	417,178	165,853
*	Puravankara Ltd.	11,321	13,587
*	PVR Ltd.	9,918	270,164
Ω	Quess Corp. Ltd.	27,972	208,762
Ω	Quick Heal Technologies Ltd.	4,341	11,434
	Rain Industries Ltd.	115,421	258,689
	Rajesh Exports Ltd.	30,934	232,222
	Rallis India Ltd.	36,557	97,987
*	Ramco Industries Ltd.	12,488	30,410
	Ramkrishna Forgings Ltd.	39,131	88,612
	Rane Holdings Ltd.	3,689	31,488
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	119,368
	Ratnamani Metals & Tubes Ltd.	9,267	198,243
*Ω	RBL Bank Ltd.	151,502	177,221

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	REC Ltd.	649,110	$1,076,179
	Redington India Ltd.	366,572	577,516
	Relaxo Footwears Ltd.	16,744	208,486
Ω	Reliance Industries Ltd., GDR	30,932	1,951,809
	Repco Home Finance Ltd.	18,308	34,834
	Rhi Magnesita India Ltd.	2,944	19,304
	RITES Ltd.	30,606	101,885
	Route Mobile Ltd.	7,357	132,055
*	RPSG Ventures Ltd.	2,910	19,376
*	RSWM Ltd.	9,086	45,426
	Rupa & Co. Ltd.	10,751	50,907
	Safari Industries India Ltd.	1,118	15,708
	Sandhar Technologies Ltd.	9,738	30,311
	Sangam India Ltd.	12,574	42,344
*	Sanghvi Movers Ltd.	9,661	29,781
	Saregama India Ltd.	13,628	72,209
	Sasken Technologies Ltd.	2,274	22,464
*	Satin Creditcare Network Ltd.	22,021	32,413
	Savita Oil Technologies Ltd.	2,274	34,916
	SBI Cards & Payment Services Ltd.	23,517	278,752
Ω	SBI Life Insurance Co. Ltd.	14,192	232,416
	Schaeffler India Ltd.	10,955	383,535
*	SEAMEC Ltd.	2,693	29,018
*	SEPC Ltd.	251,807	24,740
	Sequent Scientific Ltd.	34,602	56,469
	Seshasayee Paper & Boards Ltd.	18,452	49,875
Ω	SH Kelkar & Co. Ltd.	40,231	70,805
	Shakti Pumps India Ltd.	2,474	14,808
	Shankara Building Products Ltd.	3,629	32,478
	Sharda Cropchem Ltd.	13,482	88,608
	Sharda Motor Industries Ltd.	4,339	40,974
*	Sheela Foam Ltd.	4,965	176,648
	Shilpa Medicare Ltd.	10,912	56,831
	Shipping Corp. of India Ltd.	79,327	104,404
*	Shoppers Stop Ltd.	6,966	51,651
*	Shree Renuka Sugars Ltd.	210,696	132,421
	Shriram City Union Finance Ltd.	8,596	210,392
	Shriram Transport Finance Co. Ltd.	61,398	1,076,472
	Siemens Ltd.	9,885	337,778
*	SIS Ltd.	18,895	106,873
	Siyaram Silk Mills Ltd.	11,411	76,706
	SKF India Ltd.	9,711	516,853
	Sobha Ltd.	17,877	158,401
	Solara Active Pharma Sciences Ltd.	6,106	29,693
*	Somany Ceramics Ltd.	8,301	66,079
	Sonata Software Ltd.	29,678	265,107
*	South Indian Bank Ltd.	1,077,183	107,584
*	Spandana Sphoorty Financial Ltd.	7,433	40,301
	SRF Ltd.	25,775	792,767
*	Star Cement Ltd.	55,495	61,044
	State Bank of India	253,385	1,695,702
	State Bank of India, GDR	7,803	519,680
	Sterlite Technologies Ltd.	69,003	124,110
	Strides Pharma Science Ltd.	26,713	112,132
	Stylam Industries Ltd.	1,669	23,633
	Subex Ltd.	106,282	35,630
	Subros Ltd.	9,171	39,524
	Sudarshan Chemical Industries Ltd.	15,659	93,591
	Sun TV Network Ltd.	53,547	320,093

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Holdings Ltd.	6,562	$6,542
	Sundaram Finance Ltd.	15,612	405,724
	Sundaram-Clayton Ltd.	2,671	157,447
	Sundram Fasteners Ltd.	41,227	433,825
	Sunteck Realty Ltd.	29,355	192,434
	Suprajit Engineering Ltd.	34,522	148,670
	Supreme Industries Ltd.	25,343	603,766
	Supreme Petrochem Ltd.	17,842	191,488
	Sutlej Textiles & Industries Ltd.	76,960	62,347
	Suven Pharmaceuticals Ltd.	39,046	239,668
*	Suzlon Energy Ltd.	1,482,764	125,690
	Swaraj Engines Ltd.	2,802	56,643
	Symphony Ltd.	6,123	72,840
	Tamil Nadu Newsprint & Papers Ltd.	20,871	58,764
	Tamilnadu Petroproducts Ltd.	31,074	38,209
	Tanla Platforms Ltd.	27,111	238,415
	Tasty Bite Eatables Ltd.	176	26,092
	Tata Chemicals Ltd.	85,886	990,023
	Tata Coffee Ltd.	45,510	127,531
	Tata Communications Ltd.	30,412	402,404
	Tata Consultancy Services Ltd.	149,712	6,262,473
	Tata Consumer Products Ltd.	43,069	441,922
	Tata Elxsi Ltd.	11,493	1,266,880
*	Tata Motors Ltd.	554,921	3,163,745
	Tata Steel Long Products Ltd.	2,481	18,526
*	Tata Teleservices Maharashtra Ltd.	45,294	61,719
	TCI Express Ltd.	4,987	111,016
*Ω	TCNS Clothing Co. Ltd.	1,488	10,956
	TD Power Systems Ltd.	5,757	41,248
	Tech Mahindra Ltd.	139,710	1,860,180
	Techno Electric & Engineering Co. Ltd.	28,836	107,443
*Ω	Tejas Networks Ltd.	15,240	91,505
	Texmaco Rail & Engineering Ltd.	91,863	50,574
	Thermax Ltd.	11,818	307,216
	Thirumalai Chemicals Ltd.	39,033	111,911
*	Thomas Cook India Ltd.	57,162	48,558
Ω	Thyrocare Technologies Ltd.	8,171	65,769
	Tide Water Oil Co. India Ltd.	2,844	36,407
	Time Technoplast Ltd.	67,520	91,676
	Timken India Ltd.	8,915	335,611
	Tinplate Co. of India Ltd.	20,120	74,910
*	Titagarh Wagons Ltd.	29,474	47,258
	Titan Co. Ltd.	62,503	1,863,780
	Torrent Power Ltd.	1,724	11,456
	Tourism Finance Corp. of India Ltd.	11,075	7,716
	Transport Corp. of India Ltd.	15,306	134,756
	Trent Ltd.	27,936	448,260
	Trident Ltd.	493,708	248,126
	Triveni Engineering & Industries Ltd.	44,269	142,285
	Triveni Turbine Ltd.	39,003	84,518
	TTK Prestige Ltd.	16,817	189,957
	Tube Investments of India Ltd.	29,231	769,320
	TV Today Network Ltd.	18,933	66,838
*	TV18 Broadcast Ltd.	274,374	129,003
	TVS Motor Co. Ltd.	78,854	902,901
	TVS Srichakra Ltd.	2,015	49,881
	Uflex Ltd.	22,954	179,988
*	Ugro Capital Ltd.	24,028	52,275
*	Ujjivan Financial Services Ltd.	40,188	87,934

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*Ω	Ujjivan Small Finance Bank Ltd.	154,360	$37,537
	Union Bank of India Ltd.	439,102	212,981
	UPL Ltd.	221,403	2,073,736
	UTI Asset Management Co. Ltd.	9,276	81,309
*	VA Tech Wabag Ltd.	21,305	64,848
	Vaibhav Global Ltd.	27,020	102,293
	Vakrangee Ltd.	216,250	76,733
*Ω	Valiant Organics Ltd.	1,142	9,657
	Vardhman Textiles Ltd.	82,134	315,990
*Ω	Varroc Engineering Ltd.	19,549	86,918
	Varun Beverages Ltd.	68,356	762,568
	Venky's India Ltd.	2,715	69,402
	Vesuvius India Ltd.	4,733	69,104
	V-Guard Industries Ltd.	74,187	212,986
	Vimta Labs Ltd.	5,885	29,076
	Vinati Organics Ltd.	10,099	279,455
	Vindhya Telelinks Ltd.	3,484	47,209
	Visaka Industries Ltd.	6,280	40,270
*	Vodafone Idea Ltd.	2,739,653	302,302
	Voltamp Transformers Ltd.	2,623	115,955
	Voltas Ltd.	41,355	524,320
	VRL Logistics Ltd.	15,003	119,657
	VST Tillers Tractors Ltd.	2,106	70,432
	Welspun Corp. Ltd.	72,342	206,728
	Welspun Enterprises Ltd.	35,611	45,601
	Welspun India Ltd.	173,321	153,718
	West Coast Paper Mills Ltd.	30,651	164,532
*	Westlife Development Ltd.	19,376	144,511
	Wheels India Ltd.	5,230	47,821
	Whirlpool of India Ltd.	6,915	155,176
	Wipro Ltd.	239,951	1,281,090
*	Wonderla Holidays Ltd.	7,825	23,752
*	Yes Bank Ltd.	602,119	114,274
	Zee Entertainment Enterprises Ltd.	504,118	1,569,647
*	Zee Media Corp. Ltd.	375,388	72,580
	Zensar Technologies Ltd.	43,651	136,729
TOTAL INDIA			209,227,560
INDONESIA — (1.6%)
	Ace Hardware Indonesia Tbk PT	2,879,700	137,896
*	Adhi Karya Persero Tbk PT	820,325	40,946
*	Adi Sarana Armada Tbk PT	562,300	63,416
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,578
*	Alam Sutera Realty Tbk PT	6,226,300	69,770
*	Allo Bank Indonesia Tbk PT	42,500	10,121
	Arwana Citramulia Tbk PT	1,603,400	108,569
	Ashmore Asset Management Indonesia Tbk PT	158,800	14,456
	Astra Agro Lestari Tbk PT	312,067	203,213
	Astra Otoparts Tbk PT	444,800	34,928
*	Asuransi Maximus Graha Persada Tbk PT	678,200	5,911
	Bank BTPN Syariah Tbk PT	1,125,700	213,586
*	Bank Bukopin Tbk PT	8,152,043	105,636
*	Bank Capital Indonesia Tbk PT	3,422,000	35,528
	Bank Central Asia Tbk PT	6,222,500	3,094,200
*	Bank China Construction Bank Indonesia Tbk PT	4,112,500	25,223
*	Bank Jago Tbk PT	99,100	70,818
	Bank Mandiri Persero Tbk PT	2,418,844	1,353,968
*	Bank Mayapada International Tbk PT	1,992,100	79,941
	Bank Maybank Indonesia Tbk PT	6,214,700	114,836

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank MNC Internasional Tbk PT	7,987,000	$72,768
*	Bank Nationalnobu Tbk PT	1,017,400	37,058
	Bank Negara Indonesia Persero Tbk PT	1,145,700	608,041
	Bank Pan Indonesia Tbk PT	991,100	119,655
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,601,943	144,785
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,735,000	83,073
	Bank Rakyat Indonesia Persero Tbk PT	4,962,686	1,464,949
	Bank Syariah Indonesia Tbk PT	3,700,700	408,454
	Bank Tabungan Negara Persero Tbk PT	2,238,273	222,246
	Barito Pacific Tbk PT	3,647,200	221,552
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	13,925
	BFI Finance Indonesia Tbk PT	3,273,800	261,180
*	Bintang Oto Global Tbk PT	343,800	30,250
	BISI International Tbk PT	932,700	100,035
	Blue Bird Tbk PT	215,700	24,946
*	Buana Lintas Lautan Tbk PT	8,333,400	82,050
*	Bumi Serpong Damai Tbk PT	3,270,400	203,119
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,341
*	Capital Financial Indonesia Tbk PT	1,034,500	56,142
	Charoen Pokphand Indonesia Tbk PT	1,782,415	673,151
	Ciputra Development Tbk PT	5,061,500	315,816
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	184,003
	Dharma Satya Nusantara Tbk PT	2,128,100	76,171
*	Elang Mahkota Teknologi Tbk PT	1,073,300	136,048
	Elnusa Tbk PT	2,138,700	43,590
	Erajaya Swasembada Tbk PT	5,078,600	170,840
*	FKS Food Sejahtera Tbk PT	2,008,600	19,212
	Gajah Tunggal Tbk PT	636,500	30,261
	Garudafood Putra Putri Jaya Tbk PT	3,758,300	135,586
*††	Hanson International Tbk PT	46,633,300	0
	Hexindo Adiperkasa Tbk PT	105,600	43,821
	Impack Pratama Industri Tbk PT	180,300	48,377
	Indofood CBP Sukses Makmur Tbk PT	391,800	233,210
	Indofood Sukses Makmur Tbk PT	1,858,600	852,447
	Indomobil Sukses Internasional Tbk PT	357,500	19,532
	Indosat Tbk PT	259,200	116,802
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,078,272	126,833
*††	Inovisi Infracom Tbk PT	668,445	0
	Integra Indocabinet Tbk PT	718,000	29,309
*††	Inti Agri Resources Tbk PT	3,873,200	2,448
	Jaccs Mitra Pinasthika Mustika Tbk PT	665,400	44,171
	Japfa Comfeed Indonesia Tbk PT	2,533,800	247,077
*	Jasa Marga Persero Tbk PT	653,526	156,980
	Jaya Real Property Tbk PT	562,800	18,358
*	Kapuas Prima Coal Tbk PT	4,380,500	23,920
*	Kawasan Industri Jababeka Tbk PT	10,561,668	116,085
	KMI Wire & Cable Tbk PT	1,054,000	23,173
*	Kresna Graha Investama Tbk PT	3,259,900	10,990
	Link Net Tbk PT	609,400	191,029
*	M Cash Integrasi PT	83,600	64,970
	Mahkota Group Tbk PT	466,300	27,676
*	Malindo Feedmill Tbk PT	443,300	18,252
*	Map Aktif Adiperkasa PT	358,800	78,474
	Matahari Department Store Tbk PT	521,800	159,872
*	Matahari Putra Prima Tbk PT	1,732,600	25,969
	Mayora Indah Tbk PT	654,025	77,622
*	Medco Energi Internasional Tbk PT	3,439,200	142,125
	Media Nusantara Citra Tbk PT	4,138,800	294,859
*	Mega Manunggal Property Tbk PT	1,399,800	48,149

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Copper Gold Tbk PT	1,896,221	$520,415
	Metrodata Electronics Tbk PT	1,919,700	77,034
*	Mitra Adiperkasa Tbk PT	4,877,000	292,936
	Mitra Keluarga Karyasehat Tbk PT	1,051,300	176,562
*	MNC Kapital Indonesia Tbk PT	4,112,200	35,282
*	MNC Land Tbk PT	10,467,300	65,656
	MNC Studios International Tbk PT	118,500	46,133
*	MNC Vision Networks Tbk PT	9,938,000	72,409
*	Multipolar Tbk PT	4,786,200	55,435
	Nippon Indosari Corpindo Tbk PT	471,744	40,874
	Pabrik Kertas Tjiwi Kimia Tbk PT	611,200	263,129
*	Pacific Strategic Financial Tbk PT	979,900	71,020
	Pakuwon Jati Tbk PT	7,007,400	215,572
	Panin Financial Tbk PT	5,975,200	157,990
*	Paninvest Tbk PT	637,500	35,900
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,024,600	172,113
*††	Pool Advista Indonesia Tbk PT	350,400	221
*	PP Persero Tbk PT	1,615,042	99,309
	Puradelta Lestari Tbk PT	4,607,600	50,639
	Ramayana Lestari Sentosa Tbk PT	1,095,400	42,867
*††	Rimo International Lestari Tbk PT	18,540,300	11,719
	Salim Ivomas Pratama Tbk PT	1,908,700	60,529
	Sampoerna Agro Tbk PT	487,800	71,782
	Samudera Indonesia Tbk PT	922,900	160,811
	Sarana Menara Nusantara Tbk PT	7,664,200	607,307
	Sariguna Primatirta Tbk PT	1,029,900	32,224
	Sawit Sumbermas Sarana Tbk PT	1,897,200	192,572
	Selamat Sempurna Tbk PT	1,169,600	102,604
*	Sinar Mas Multiartha Tbk PT	16,500	13,277
*	Smartfren Telecom Tbk PT	22,628,300	149,559
*††	Sri Rejeki Isman Tbk PT	6,771,700	12,498
	Steel Pipe Industry of Indonesia PT	1,516,900	29,066
*††	Sugih Energy Tbk PT	5,670,200	3,584
	Sumber Alfaria Trijaya Tbk PT	4,061,100	514,121
	Summarecon Agung Tbk PT	4,993,220	204,043
	Surya Citra Media Tbk PT	10,696,700	158,832
	Surya Esa Perkasa Tbk PT	2,313,300	161,483
*	Surya Semesta Internusa Tbk PT	2,192,100	55,619
*††	Suryainti Permata Tbk PT	1,280,000	0
#	Telkom Indonesia Persero Tbk PT, ADR	51,776	1,475,616
	Tempo Scan Pacific Tbk PT	330,100	30,710
	Tower Bersama Infrastructure Tbk PT	2,146,900	445,106
*††	Trada Alam Minera Tbk PT	12,608,800	7,969
*	Transcoal Pacific Tbk PT	238,500	169,639
	Tunas Baru Lampung Tbk PT	1,605,700	83,394
	Tunas Ridean Tbk PT	238,000	25,031
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	105,764
	Unilever Indonesia Tbk PT	1,349,300	410,860
*	Vale Indonesia Tbk PT	433,400	178,898
*††	Waskita Beton Precast Tbk PT	4,254,600	20,438
*	Waskita Karya Persero Tbk PT	3,281,726	114,173
	Wijaya Karya Beton Tbk PT	1,949,300	26,826
*	Wijaya Karya Persero Tbk PT	1,647,549	104,039
	XL Axiata Tbk PT	2,279,200	364,834
TOTAL INDONESIA			23,573,740
MALAYSIA — (1.5%)
	Able Global Bhd	41,700	12,001
	Aeon Co. M Bhd	233,900	75,234

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	AEON Credit Service M Bhd	56,090	$181,116
	AFFIN Bank Bhd	168,174	80,600
	Ajinomoto Malaysia Bhd	10,800	29,029
#	Alliance Bank Malaysia Bhd	438,700	343,345
	Allianz Malaysia Bhd	19,100	54,948
	AME Elite Consortium Bhd	97,500	36,395
	AMMB Holdings Bhd	251,075	220,296
*	Ancom Nylex Bhd	194,100	43,243
#	Ann Joo Resources Bhd	89,700	22,822
#	Astro Malaysia Holdings Bhd	208,900	42,033
	Axiata Group Bhd	659,948	425,587
	Batu Kawan Bhd	38,200	199,273
	Berjaya Food Bhd	25,700	22,771
*	Bermaz Auto Bhd	306,800	122,111
	Beshom Holdings Bhd	94,811	31,781
#	BIMB Holdings Bhd	210,331	127,200
#*	Boustead Holdings Bhd	400,560	69,921
#	Boustead Plantations Bhd	345,460	63,354
*	Bumi Armada Bhd	1,709,400	146,666
	Bursa Malaysia Bhd	215,700	316,575
#	Cahya Mata Sarawak Bhd	334,800	70,457
	CB Industrial Product Holding Bhd	114,580	32,803
	CIMB Group Holdings Bhd	686,286	804,028
*	Coastal Contracts Bhd	100,500	38,487
#	Comfort Glove Bhd	161,300	18,682
#	CSC Steel Holdings Bhd	104,200	27,892
	D&O Green Technologies Bhd	171,300	157,839
	Dayang Enterprise Holdings Bhd	244,545	54,898
	Dialog Group Bhd	312,614	155,421
	DiGi.Com Bhd	467,500	381,777
#	DRB-Hicom Bhd	544,600	154,231
	Dufu Technology Corp. Bhd	123,700	86,743
#	Duopharma Biotech Bhd	238,447	81,497
	Dutch Lady Milk Industries Bhd	6,400	47,451
	Eco World Development Group Bhd	361,200	51,613
#*	Eco World International Bhd	102,000	7,691
*	Ecofirst Consolidated Bhd	395,500	33,799
*	Econpile Holdings Bhd	91,700	3,718
#*	Ekovest BHD	872,950	76,637
	Evergreen Fibreboard Bhd	157,800	16,703
#	FGV Holdings Bhd	256,900	86,570
#	Formosa Prosonic Industries Bhd	64,800	43,224
	Fraser & Neave Holdings Bhd	31,400	153,202
	Frontken Corp. Bhd	322,850	210,706
	Gadang Holdings Bhd	227,100	18,145
	Gamuda Bhd	327,134	275,984
#	Gas Malaysia Bhd	57,400	42,204
	Genting Plantations Bhd	90,000	130,729
	George Kent Malaysia Bhd	175,200	21,104
	Globetronics Technology Bhd	175,566	49,101
#*	Greatech Technology Bhd	58,600	51,771
#	Guan Chong Bhd	154,000	83,838
	HAP Seng Consolidated Bhd	147,720	250,925
	Hap Seng Plantations Holdings Bhd	78,000	41,215
	Hartalega Holdings Bhd	495,800	305,344
*	Hengyuan Refining Co. Bhd	63,600	63,579
	HeveaBoard Bhd	108,600	10,997
#	Hextar Global Bhd	111,520	42,914
	Hiap Teck Venture Bhd	695,000	45,487

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Hibiscus Petroleum Bhd	846,500	$171,654
	Hong Leong Bank Bhd	40,790	192,467
	Hong Leong Capital Bhd	12,100	16,796
	Hong Leong Financial Group Bhd	40,913	179,283
	Hong Leong Industries Bhd	26,900	55,030
#*	Hong Seng Consolidated Bhd	369,600	50,787
	Hup Seng Industries Bhd	164,800	27,587
	IGB Bhd	64,547	32,711
#	IJM Corp. Bhd	782,514	311,564
	Inari Amertron Bhd	489,063	315,988
	IOI Corp. Bhd	357,005	323,304
	IOI Properties Group Bhd	522,010	116,775
*	Iris Corp. Bhd	738,100	20,772
*	Iskandar Waterfront City Bhd	289,100	19,550
#*	JAKS Resources Bhd	727,080	45,848
#*	Jaya Tiasa Holdings Bhd	239,505	35,580
*	JCY International Bhd	229,900	9,058
#*	JHM Consolidation Bhd	157,600	44,550
	Kelington Group Bhd	93,900	26,111
	Kenanga Investment Bank Bhd	262,900	52,941
	Kerjaya Prospek Group Bhd	145,309	37,916
	Kim Loong Resources Bhd	89,860	33,737
#*	KNM Group Bhd	1,318,284	34,179
#	Kobay Technology BHD	31,100	20,050
#	Kretam Holdings Bhd	266,200	32,293
*	KSL Holdings Bhd	195,900	35,914
	Kuala Lumpur Kepong Bhd	77,468	381,563
	Land & General Bhd	960,740	22,727
#	LBS Bina Group Bhd	391,772	37,895
#	Leong Hup International Bhd	320,600	37,550
	Lii Hen Industries Bhd	149,400	30,082
#	Lingkaran Trans Kota Holdings Bhd	58,400	63,351
*	Lion Industries Corp. Bhd	117,900	10,354
#Ω	Lotte Chemical Titan Holding Bhd	238,476	102,373
#	LPI Capital Bhd	63,200	192,418
	Luxchem Corp. Bhd	106,800	13,931
#	Magni-Tech Industries Bhd	96,933	41,420
#	Mah Sing Group Bhd	614,652	82,253
	Malayan Banking Bhd	570,961	1,137,191
#	Malayan Flour Mills Bhd	285,450	38,866
*	Malaysia Airports Holdings Bhd	186,267	261,693
#	Malaysia Building Society Bhd	1,043,495	136,227
#	Malaysia Smelting Corp. Bhd	65,400	32,099
	Malaysian Pacific Industries Bhd	26,463	193,346
#	Malaysian Resources Corp. Bhd	993,988	77,200
	Matrix Concepts Holdings Bhd	275,850	140,789
#	Maxis Bhd	379,800	313,482
	MBM Resources BHD	60,030	43,175
	Media Prima Bhd	328,100	33,211
	Mega First Corp. Bhd	242,800	188,351
#	MKH Bhd	164,215	45,792
	MNRB Holdings Bhd	139,467	31,321
*	MPHB Capital Bhd	107,100	35,335
	Muda Holdings Bhd	68,500	29,868
*	Muhibbah Engineering M Bhd	254,850	26,092
*	Mulpha International Bhd	55,520	27,092
#	My EG Services Bhd	915,082	159,730
	N2N Connect Bhd	52,500	5,610
	NTPM Holdings Bhd	103,400	9,878

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Nylex Malaysia Bhd	3,235	$182
	Oriental Holdings BHD	109,500	163,521
	OSK Holdings Bhd	402,763	81,935
#*	PA Resources Bhd	267,300	15,945
	Padini Holdings Bhd	161,300	117,542
	Pantech Group Holdings Bhd	219,367	32,527
	Paramount Corp. Bhd	122,940	18,519
	Perak Transit Bhd	187,900	35,711
	PESTECH International Bhd	63,750	5,668
#	Petron Malaysia Refining & Marketing Bhd	41,100	47,658
#	PIE Industrial Bhd	62,100	47,646
	PPB Group Bhd	92,260	337,558
	Press Metal Aluminium Holdings Bhd	464,700	508,557
	Public Bank Bhd	1,439,450	1,501,785
	QL Resources Bhd	172,706	205,627
*	Ranhill Utilities Bhd	213,099	18,922
	RCE Capital Bhd	84,100	31,373
*	Revenue Group Bhd	45,100	10,780
	RHB Bank Bhd	394,511	521,754
*	Rimbunan Sawit Bhd	245,300	9,110
#*	Rubberex Corp. M Bhd	139,900	16,050
	Sam Engineering & Equipment M Bhd	46,800	40,155
*	Sapura Energy Bhd	3,826,211	34,627
#	Sarawak Oil Palms Bhd	134,721	83,554
	SCGM Bhd	27,600	14,335
	Scientex Bhd	259,200	199,882
	Sime Darby Plantation Bhd	417,049	408,676
	Sime Darby Property Bhd	1,052,800	111,308
#	SKP Resources Bhd	381,500	139,288
	SP Setia Bhd Group	711,368	120,856
*	Subur Tiasa Holdings Bhd	61,400	13,150
	Sunway Bhd	365,500	137,258
#	Sunway Construction Group Bhd	101,010	34,334
#	Supermax Corp. Bhd	416,374	76,301
	Suria Capital Holdings Bhd	21,720	5,371
#	Syarikat Takaful Malaysia Keluarga Bhd	170,436	129,875
#	Ta Ann Holdings Bhd	84,726	73,096
	Tan Chong Motor Holdings Bhd	103,100	26,632
	TASCO Bhd	114,500	25,389
	Telekom Malaysia Bhd	138,460	176,966
	Tenaga Nasional Bhd	104,600	194,159
	Thong Guan Industries Bhd	95,800	52,580
	TIME dotCom Bhd	210,300	217,155
#*	Tropicana Corp. Bhd	175,028	38,158
	TSH Resources Bhd	293,100	69,218
*	Tune Protect Group Bhd	184,300	14,885
#	Uchi Technologies Bhd	130,770	89,415
	UEM Edgenta Bhd	103,000	30,108
#*	UEM Sunrise Bhd	532,564	37,193
#	UMW Holdings Bhd	149,300	97,775
	Unisem M Bhd	175,200	118,777
	United Malacca Bhd	20,100	23,966
#	United Plantations Bhd	34,600	111,238
#	UOA Development Bhd	167,586	62,914
	UWC BHD	120,200	108,251
*	Velesto Energy Bhd	1,498,935	28,771
	ViTrox Corp. Bhd	77,600	134,486
#	VS Industry Bhd	1,391,500	316,470
#	WCT Holdings Bhd	392,235	38,425

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Wellcall Holdings Bhd	160,650	$43,735
	Westports Holdings Bhd	244,000	192,057
#	Yinson Holdings Bhd	714,839	337,796
*	YNH Property Bhd	197,408	149,800
	YTL Corp. Bhd	1,437,187	184,259
TOTAL MALAYSIA			21,391,431
MEXICO — (2.1%)
	Alfa SAB de CV, Class A	1,529,960	1,051,470
	Alpek SAB de CV	328,316	435,006
*	Alsea SAB de CV	220,241	429,668
	America Movil SAB de CV	3,334,665	3,168,549
	America Movil SAB de CV, Sponsored ADR, Class L	116,929	2,213,466
	Arca Continental SAB de CV	73,357	507,135
#*	Axtel SAB de CV	350,836	24,783
#Ω	Banco del Bajio SA	324,830	762,141
#	Bolsa Mexicana de Valores SAB de CV	135,160	253,539
*	Cemex SAB de CV, Sponsored ADR	5,000	20,050
	Coca-Cola Femsa SAB de CV, Sponsored ADR	7,472	450,039
	Consorcio ARA SAB de CV	285,651	46,101
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	248,143	242,233
	Corp Actinver SAB de CV	9,800	5,961
#	Corp. Inmobiliaria Vesta SAB de CV	182,141	356,857
	Corp. Moctezuma SAB de CV	87,200	271,624
	El Puerto de Liverpool SAB de CV, Class C1	41,812	187,816
#*††	Empresas ICA SAB de CV	72,400	341
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,208
#	Fomento Economico Mexicano SAB de CV	89,731	556,904
	Gentera SAB de CV	474,946	383,489
	Gruma SAB de CV, Class B	70,117	871,445
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	623,996
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,261	170,285
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	638,372
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,698	318,901
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	198,943
	Grupo Bimbo SAB de CV, Class A	166,947	590,872
	Grupo Carso SAB de CV	77,498	302,229
	Grupo Comercial Chedraui SA de CV	167,041	507,543
#	Grupo Elektra SAB de CV	7,609	446,776
	Grupo Financiero Banorte SAB de CV, Class O	342,163	1,950,036
#*	Grupo Financiero Inbursa SAB de CV, Class O	361,364	667,758
	Grupo Herdez SAB de CV	52,520	78,166
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,118
	Grupo Industrial Saltillo SAB de CV	114,458	170,069
	Grupo KUO SAB de CV, Class B	28,603	59,632
*	Grupo Pochteca SAB de CV	35,990	15,607
#	Grupo Rotoplas SAB de CV	74,922	113,051
*	Grupo Sanborns SAB de CV	147,588	179,548
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	85,829
*	Grupo Simec SAB de CV, Class B	38,410	391,910
	Grupo Televisa SAB	861,027	1,350,747
#*Ω	Grupo Traxion SAB de CV	60,930	76,217
*	Hoteles City Express SAB de CV	142,008	27,168
	Industrias Bachoco SAB de CV, Sponsored ADR	1,286	58,101
	Industrias Bachoco SAB de CV, Class B	54,770	205,883
*	Industrias CH SAB de CV, Class B	98,329	1,075,635
	Industrias Penoles SAB de CV	57,019	575,714
#	Kimberly-Clark de Mexico SAB de CV, Class A	354,394	523,277
#	La Comer SAB de CV	242,046	429,819

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Megacable Holdings SAB de CV	376,795	$869,093
#*	Minera Frisco SAB de CV, Class A1	658,986	95,039
*Ω	Nemak SAB de CV	942,675	238,149
	Operadora de Sites Mexicanos SA de CV, Class A	394,390	460,449
	Orbia Advance Corp. SAB de CV	391,981	867,971
*	Organizacion Cultiba SAB de CV	24,314	11,462
	Organizacion Soriana SAB de CV, Class B	220,844	244,835
	Promotora y Operadora de Infraestructura SAB de CV	95,570	691,500
	Promotora y Operadora de Infraestructura SAB de CV, Class L	12,744	53,763
#	Qualitas Controladora SAB de CV	80,574	339,363
#	Regional SAB de CV	84,875	464,730
#*	Unifin Financiera SAB de CV	186,601	146,366
*	Vista Energy SAB de CV, ADR	32,384	284,332
*	Vista Energy SAB de CV	2,091	18,269
*	Vitro SAB de CV, Class A	86,697	93,563
	Wal-Mart de Mexico SAB de CV	375,814	1,366,244
TOTAL MEXICO			30,324,155
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	13,670	14,764
	Cementos Pacasmayo SAA, ADR	11,003	55,455
#	Cia de Minas Buenaventura SAA, ADR	15,794	85,919
	Credicorp Ltd.	5,057	654,376
††	Fossal SAA, ADR	35	53
	Intercorp Financial Services, Inc.	2,477	59,597
TOTAL PERU			870,164
PHILIPPINES — (0.7%)
	8990 Holdings, Inc.	437,000	73,729
	Aboitiz Equity Ventures, Inc.	306,630	317,307
	AC Energy Corp.	299,916	45,607
	AllHome Corp.	447,300	39,237
*	Apex Mining Co., Inc.	1,427,000	38,342
*	Apollo Global Capital, Inc.	7,640,000	4,852
*	Atlas Consolidated Mining & Development Corp.	602,000	49,617
	Ayala Corp.	23,386	263,382
	Ayala Land, Inc.	334,660	153,587
*	AyalaLand Logistics Holdings Corp.	481,300	27,109
	Bank of the Philippine Islands	377,755	637,611
	BDO Unibank, Inc.	386,758	839,538
*	Cebu Air, Inc.	77,060	60,032
	Cebu Landmasters, Inc.	465,178	21,101
*Ω	CEMEX Holdings Philippines, Inc.	1,500,499	19,361
	Century Pacific Food, Inc.	559,100	238,300
	Century Properties Group, Inc.	500,000	3,495
	China Banking Corp.	366,137	179,671
	Cosco Capital, Inc.	908,900	70,887
	D&L Industries, Inc.	889,700	115,137
*	DITO CME Holdings Corp.	858,000	59,308
	DoubleDragon Corp.	395,590	55,340
	Eagle Cement Corp.	227,300	53,642
	East West Banking Corp.	330,450	40,755
*	EEI Corp.	357,100	22,028
	Filinvest Development Corp.	301,500	38,569
	Filinvest Land, Inc.	4,402,000	70,298
	First Gen Corp.	126,500	39,550
	First Philippine Holdings Corp.	137,850	161,295
	Global Ferronickel Holdings, Inc.	762,228	31,532

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Globe Telecom, Inc.	5,835	$218,321
	GT Capital Holdings, Inc.	35,099	288,921
	Holcim Philippines, Inc.	298,600	24,402
*	Integrated Micro-Electronics, Inc.	322,160	40,339
	International Container Terminal Services, Inc.	120,170	423,355
	JG Summit Holdings, Inc.	278,728	260,364
	Jollibee Foods Corp.	70,630	257,889
*	MacroAsia Corp.	197,440	15,409
	Manila Electric Co.	22,080	136,283
	Manila Water Co., Inc.	615,600	171,140
*	Max's Group, Inc.	165,400	13,930
*	Megawide Construction Corp.	345,474	27,567
	Megaworld Corp.	4,594,600	188,570
	Metropolitan Bank & Trust Co.	635,295	560,375
	Nickel Asia Corp.	2,019,400	200,686
*	Petron Corp.	1,456,800	75,854
*	Philcomsat Holdings Corp.	27,762	161
	Philex Mining Corp.	819,300	48,347
*	Philippine National Bank	176,952	57,479
*	Philippine Seven Corp.	20,200	24,014
	Philippine Stock Exchange, Inc.	5,304	16,246
*	Phoenix Petroleum Philippines, Inc.	189,140	33,448
*	Pilipinas Shell Petroleum Corp.	226,990	73,394
	PLDT, Inc., Sponsored ADR	1,573	48,181
	PLDT, Inc.	12,405	374,326
	Puregold Price Club, Inc.	496,660	272,157
*	PXP Energy Corp.	26,600	2,778
	RFM Corp.	532,000	37,661
	Rizal Commercial Banking Corp.	339,756	122,573
	Robinsons Land Corp.	1,155,366	356,652
	Robinsons Retail Holdings, Inc.	225,330	226,668
	Security Bank Corp.	226,646	372,576
	Shakey's Pizza Asia Ventures, Inc.	93,500	12,120
	SM Investments Corp.	15,655	220,442
	SM Prime Holdings, Inc.	587,812	390,645
*	Top Frontier Investment Holdings, Inc.	10,142	21,090
	Union Bank of the Philippines	240,459	352,296
	Universal Robina Corp.	235,930	475,114
	Vista Land & Lifescapes, Inc.	2,559,400	91,585
	Vistamalls, Inc.	82,400	4,973
	Wilcon Depot, Inc.	376,300	188,900
TOTAL PHILIPPINES			10,497,450
POLAND — (0.7%)
*	11 bit studios SA	479	49,768
	AB SA	4,045	32,477
*	Agora SA	20,446	23,834
*	Alior Bank SA	44,472	240,789
*Ω	Allegro.eu SA	11,839	64,391
	Alumetal SA	3,375	50,239
	Amica SA	2,295	34,995
*	AmRest Holdings SE	26,611	107,582
	Apator SA	7,981	26,481
	ASBISc Enterprises PLC	21,576	70,498
	Asseco Poland SA	16,808	261,900
	Asseco South Eastern Europe SA	5,768	54,103
	Auto Partner SA	21,579	56,600
	Bank Handlowy w Warszawie SA	6,798	86,296
*	Bank Millennium SA	187,057	149,411

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Bank Ochrony Srodowiska SA	29,683	$49,146
	Bank Polska Kasa Opieki SA	21,473	340,092
*	Benefit Systems SA	520	65,976
*	Bioton SA	12,311	10,733
	Boryszew SA	41,223	44,127
	Budimex SA	5,196	283,823
*	CCC SA	10,814	101,932
	CD Projekt SA	3,968	78,031
	Celon Pharma SA	2,513	9,461
*	CI Games SA	84,206	31,851
	Cognor Holding SA	80,896	74,940
	ComArch SA	1,340	52,386
	Cyfrowy Polsat SA	56,740	244,564
	Develia SA	172,377	89,784
*Ω	Dino Polska SA	6,505	508,624
	Dom Development SA	3,585	65,474
	Echo Investment SA	52,622	35,106
*	Erbud SA	1,098	8,077
	Fabryki Mebli Forte SA	8,318	52,189
*	Famur SA	117,854	81,182
	Firma Oponiarska Debica SA	1,289	17,477
#*	Globe Trade Centre SA	52,134	72,659
*	Grupa Azoty SA	24,892	231,732
	Grupa Kety SA	4,116	489,010
	Grupa Lotos SA	37,730	660,611
	ING Bank Slaski SA	4,002	149,988
	Inter Cars SA	3,471	307,655
	Kernel Holding SA	30,795	172,764
	KGHM Polska Miedz SA	23,332	584,880
	KRUK SA	6,919	396,223
#	LiveChat Software SA	5,036	107,907
	LPP SA	182	389,927
	Lubelski Wegiel Bogdanka SA	5,704	66,490
*	mBank SA	3,413	163,261
*	Mercator Medical SA	718	10,070
	Mirbud SA	33,062	23,279
	Mo-BRUK SA	626	37,532
	Neuca SA	708	117,701
	Orange Polska SA	162,517	210,891
	PlayWay SA	362	24,546
#*	Polimex-Mostostal SA	44,077	29,602
	Polski Koncern Naftowy Orlen SA	82,618	1,349,559
*	Polskie Gornictwo Naftowe i Gazownictwo SA	150,620	225,071
*	Powszechna Kasa Oszczednosci Bank Polski SA	43,825	248,027
	Powszechny Zaklad Ubezpieczen SA	55,121	361,088
	Santander Bank Polska SA	1,576	80,026
	Stalexport Autostrady SA	50,770	31,161
	Tim SA	6,009	34,047
	VRG SA	93,660	79,842
	Warsaw Stock Exchange	7,860	59,952
*	Wawel SA	61	6,207
	Wirtualna Polska Holding SA	3,518	75,054
Ω	X-Trade Brokers Dom Maklerski SA	11,202	51,632
TOTAL POLAND			10,402,733
QATAR — (1.2%)
	Aamal Co.	913,228	293,001
	Al Khaleej Takaful Group QSC	52,654	47,454
	Al Meera Consumer Goods Co. QSC	44,525	218,559

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
*	Alijarah Holding Co. QPSC	132,118	$32,266
	Baladna	498,683	238,779
	Barwa Real Estate Co.	507,868	503,449
	Commercial Bank PSQC	417,358	840,875
	Doha Bank QPSC	712,303	490,653
	Doha Insurance Co. QSC	98,245	59,140
*	Gulf International Services QSC	547,084	301,108
	Gulf Warehousing Co.	153,391	184,897
	Industries Qatar QSC	143,167	674,059
*	Investment Holding Group	182,422	97,857
	Mannai Corp. QSC	116,821	313,064
	Masraf Al Rayan QSC	664,950	804,975
*	Mazaya Real Estate Development QPSC	286,313	65,909
	Mesaieed Petrochemical Holding Co.	535,113	402,368
	Ooredoo QPSC	309,249	793,329
	Qatar Aluminum Manufacturing Co.	979,467	461,418
	Qatar Electricity & Water Co. QSC	91,587	466,365
*	Qatar First Bank	350,307	111,738
	Qatar Fuel QSC	115,971	568,862
	Qatar Gas Transport Co. Ltd.	470,359	529,706
	Qatar Industrial Manufacturing Co. QSC	102,204	104,142
	Qatar Insurance Co. SAQ	715,979	462,984
	Qatar International Islamic Bank QSC	116,280	379,291
	Qatar Islamic Bank SAQ	135,339	957,472
	Qatar Islamic Insurance Group	24,888	57,413
	Qatar National Bank QPSC	795,864	4,408,248
	Qatar Navigation QSC	237,005	694,545
*	Salam International Investment Ltd. QSC	588,046	139,779
	United Development Co. QSC	822,876	344,155
	Vodafone Qatar QSC	973,880	446,943
*	Widam Food Co.	57,353	44,481
	Zad Holding Co.	32,505	162,000
TOTAL QATAR			16,701,284
RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	32,610	0
*††	Globaltrans Investment PLC,GDR	23,371	0
*††	Mobile TeleSystems PJSC, ADR	75,072	0
*††	PhosAgro PJSC	113	0
*††	PhosAgro PJSC,GDR	17,537	0
*††	Polyus PJSC, GDR	6,402	0
*††	QIWI PLC, Sponsored ADR	8,401	0
*††	Ros Agro PLC,GDR	8,019	0
*††	Rostelecom PJSC,Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC,Sponsored ADR	286,504	0
*††	VK Co. Ltd.,GDR	18,173	0
*††	VTB Bank PJSC,GDR	431,770	0
*††	X5 Retail Group NV,GDR	15,650	0
SAUDI ARABIA — (3.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	19,020	53,922
	Abdullah Al Othaim Markets Co.	16,983	528,223
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	5,224	41,372
	Advanced Petrochemical Co.	40,222	527,486
*	Al Alamiya for Cooperative Insurance Co.	10,339	52,682
	Al Babtain Power & Telecommunication Co.	11,496	72,137
*	Al Etihad Cooperative Insurance Co.	10,850	40,593
*	Al Gassim Investment Holding Co.	5,177	28,308
*	Al Hassan Ghazi Ibrahim Shaker Co.	10,722	52,550

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Jouf Agricultural Development Co.	5,594	$71,922
*	Al Kathiri Holding Co.	1,913	23,876
*	Al Khaleej Training & Education Co.	19,347	80,277
	Al Moammar Information Systems Co.	3,129	78,003
	Al Rajhi Bank	181,754	4,379,385
*	Al Rajhi Co. for Co-operative Insurance	9,051	184,759
*	Al Sagr Cooperative Insurance Co.	5,780	15,066
	Al Yamamah Steel Industries Co.	11,361	109,832
*	AlAbdullatif Industrial Investment Co.	15,723	81,163
	Alandalus Property Co.	14,474	62,786
	Alaseel Co.	10,068	94,879
*	Al-Baha Development & Investment Co.	10,532	43,621
	Aldrees Petroleum & Transport Services Co.	16,486	318,045
	Alinma Bank	163,383	1,666,878
*	AlJazira Takaful Ta'awuni Co.	13,178	56,863
*	Allianz Saudi Fransi Cooperative Insurance Co.	17,436	63,476
	Almarai Co. JSC	57,752	805,568
	Alujain Corp.	12,548	210,990
	Arab National Bank	126,616	1,047,176
	Arabian Centres Co. Ltd.	34,042	181,421
*	Arabian Shield Cooperative Insurance Co.	7,020	32,096
	Arriyadh Development Co.	35,401	218,029
	Astra Industrial Group	21,806	255,831
	Ataa Educational Co.	9,198	141,207
	Baazeem Trading Co.	2,094	37,299
*	Bank AlBilad	85,064	1,126,643
	Bank Al-Jazira	125,867	886,864
	Banque Saudi Fransi	136,183	1,866,791
*	Basic Chemical Industries Ltd.	4,880	51,234
*	Batic Investments & Logistic Co.	7,124	51,612
	Bawan Co.	16,280	152,914
	Bupa Arabia for Cooperative Insurance Co.	15,029	645,367
*	Buruj Cooperative Insurance Co.	8,910	45,692
*	Chubb Arabia Cooperative Insurance Co.	5,307	26,097
*	Co. for Cooperative Insurance	22,038	369,519
*	Dar Al Arkan Real Estate Development Co.	279,336	943,430
*	Dur Hospitality Co.	28,354	177,697
	Electrical Industries Co.	11,170	73,395
	Etihad Etisalat Co.	173,564	1,752,496
*	Fawaz Abdulaziz Al Hokair & Co.	16,755	81,082
	Fitaihi Holding Group	8,191	71,528
*	Gulf General Cooperative Insurance Co.	9,599	22,716
	Gulf Insurance Group	12,759	83,912
	Halwani Brothers Co.	5,561	103,005
*	Herfy Food Services Co.	11,594	138,035
	Jarir Marketing Co.	14,065	612,838
*	Jazan Energy & Development Co.	15,726	67,871
	L'Azurde Co. for Jewelry	22,713	91,482
	Leejam Sports Co. JSC	8,163	245,325
	Maharah Human Resources Co.	7,053	121,531
*	Malath Cooperative Insurance Co.	10,330	42,308
*	Mediterranean & Gulf Insurance & Reinsurance Co.	24,919	75,492
*	Methanol Chemicals Co.	16,330	162,169
	Middle East Paper Co.	13,506	227,396
*	Middle East Specialized Cables Co.	12,928	46,024
*	Mobile Telecommunications Co. Saudi Arabia	307,368	966,044
*	Nama Chemicals Co.	4,824	55,361
*	National Agriculture Development Co.	16,363	132,563
	National Co. for Glass Industries	7,664	73,557

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	National Co. for Learning & Education	1,983	$30,558
	National Gas & Industrialization Co.	12,876	150,265
*	National Metal Manufacturing & Casting Co.	5,457	29,087
*	Rabigh Refining & Petrochemical Co.	171,258	850,790
	Riyad Bank	211,371	2,058,213
*	SABB Takaful Co.	5,832	25,270
	SABIC Agri-Nutrients Co.	59,584	2,126,306
	Sahara International Petrochemical Co.	156,478	1,997,127
*	Saudi Airlines Catering Co.	6,395	135,993
*	Saudi Arabian Cooperative Insurance Co.	5,253	22,530
*	Saudi Arabian Mining Co.	174,353	2,651,200
	Saudi Automotive Services Co.	12,855	122,090
	Saudi Basic Industries Corp.	203,318	5,417,070
	Saudi British Bank	131,558	1,481,042
	Saudi Ceramic Co.	19,959	193,982
*	Saudi Co. For Hardware CJSC	7,976	75,041
*	Saudi Ground Services Co.	27,002	202,521
	Saudi Industrial Investment Group	106,400	794,312
	Saudi Industrial Services Co.	26,893	147,107
	Saudi Investment Bank	108,060	605,734
*	Saudi Kayan Petrochemical Co.	347,931	1,414,220
*	Saudi Marketing Co.	13,951	79,338
	Saudi National Bank	121,342	2,277,800
*	Saudi Paper Manufacturing Co.	3,323	40,427
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,416	174,743
*	Saudi Printing & Packaging Co.	8,233	35,760
*	Saudi Public Transport Co.	23,389	102,542
*	Saudi Real Estate Co.	50,887	184,707
*	Saudi Reinsurance Co.	22,774	98,996
*	Saudi Research & Media Group	10,001	517,283
*	Saudi Steel Pipe Co.	4,989	29,437
	Saudi Telecom Co.	134,530	3,617,323
	Saudia Dairy & Foodstuff Co.	7,228	300,605
	Savola Group	66,807	594,290
*	Seera Group Holding	84,811	375,044
*	Sinad Holding Co.	33,006	132,286
*	Takween Advanced Industries Co.	13,249	42,371
	United Electronics Co.	12,062	382,586
	United International Transportation Co.	20,025	257,897
	United Wire Factories Co.	7,305	59,067
*	Walaa Cooperative Insurance Co.	15,681	57,961
	Yanbu National Petrochemical Co.	75,162	999,370
	Zahrat Al Waha For Trading Co.	3,736	38,705
*	Zamil Industrial Investment Co.	15,585	80,059
TOTAL SAUDI ARABIA			54,256,766
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	179,558	1,840,019
	Adcock Ingram Holdings Ltd.	36,601	112,664
	Advtech Ltd.	273,281	270,923
	AECI Ltd.	62,237	340,958
	Afrimat Ltd.	12,670	39,310
	Alexander Forbes Group Holdings Ltd.	342,199	99,750
	Altron Ltd., Class A	122,825	60,765
	Alviva Holdings Ltd.	81,663	112,453
	Anglo American Platinum Ltd.	8,340	639,766
	AngloGold Ashanti Ltd., Sponsored ADR	88,093	1,295,848
*	ArcelorMittal South Africa Ltd.	98,067	38,606
	Astral Foods Ltd.	22,266	268,234

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Aveng Ltd.	47,692	$53,074
	AVI Ltd.	117,239	489,162
	Barloworld Ltd.	116,255	641,495
	Bid Corp. Ltd.	22,366	412,583
	Bidvest Group Ltd.	88,468	1,139,064
*	Blue Label Telecoms Ltd.	236,028	100,758
*	Brait PLC	400,143	101,169
	Capitec Bank Holdings Ltd.	7,062	848,681
	Cashbuild Ltd.	7,997	121,400
	Caxton & CTP Publishers & Printers Ltd.	26,485	14,343
*	City Lodge Hotels Ltd.	109,299	27,159
	Clicks Group Ltd.	61,287	1,034,958
	Coronation Fund Managers Ltd.	95,431	195,320
	Curro Holdings Ltd.	46,255	29,892
	DataTec Ltd.	131,653	348,290
Ω	Dis-Chem Pharmacies Ltd.	157,722	313,989
*	Discovery Ltd.	92,607	715,624
	DRDGOLD Ltd., Sponsored ADR	5,808	36,068
	DRDGOLD Ltd.	70,516	43,819
*	EOH Holdings Ltd.	18,622	5,570
	Famous Brands Ltd.	23,982	91,797
	FirstRand Ltd.	716,896	2,835,878
	Foschini Group Ltd.	72,000	527,412
#	Gold Fields Ltd., Sponsored ADR	192,451	1,770,549
	Grand Parade Investments Ltd.	131,391	18,255
	Grindrod Ltd.	196,706	104,686
	Grindrod Shipping Holdings Ltd.	2,460	44,210
	Harmony Gold Mining Co. Ltd.	110,175	351,946
	Harmony Gold Mining Co. Ltd., Sponsored ADR	187,732	613,884
	Hudaco Industries Ltd.	13,408	120,594
	Impala Platinum Holdings Ltd.	262,940	2,915,351
	Investec Ltd.	107,316	573,400
	Italtile Ltd.	144,062	121,743
	JSE Ltd.	29,059	191,189
	KAP Industrial Holdings Ltd.	1,555,097	404,636
	Kumba Iron Ore Ltd.	11,942	355,880
	Lewis Group Ltd.	31,623	98,569
	Libstar Holdings Ltd.	68,247	22,076
*	Massmart Holdings Ltd.	30,385	67,949
	Metair Investments Ltd.	120,213	195,480
	MiX Telematics Ltd., Sponsored ADR	8,700	68,121
	Momentum Metropolitan Holdings	496,206	438,201
	Motus Holdings Ltd.	106,524	719,149
	Mpact Ltd.	67,311	125,173
	Mr Price Group Ltd.	62,294	678,260
	MTN Group Ltd.	504,158	4,231,289
	MultiChoice Group	118,824	851,589
*	Murray & Roberts Holdings Ltd.	144,674	91,811
*	Nampak Ltd.	295,007	43,743
	Naspers Ltd., Class N	6,085	859,728
	Nedbank Group Ltd.	94,478	1,234,993
	NEPI Rockcastle PLC	87,340	481,788
	Ninety One Ltd.	70,557	172,301
*	Northam Platinum Holdings Ltd.	82,999	880,697
	Oceana Group Ltd.	44,494	130,970
	Old Mutual Ltd.	2,201,208	1,501,414
	Omnia Holdings Ltd.	90,817	349,046
Ω	Pepkor Holdings Ltd.	597,002	726,319
	Pick n Pay Stores Ltd.	145,929	484,364

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	PPC Ltd.	570,869	$98,099
	PSG Konsult Ltd.	145,372	104,001
	Raubex Group Ltd.	81,441	180,529
	RCL Foods Ltd.	31,776	20,517
	Reunert Ltd.	89,471	220,896
	RFG Holdings Ltd.	55,653	38,774
	Royal Bafokeng Platinum Ltd.	74,273	667,732
	Sanlam Ltd.	365,002	1,198,726
	Santam Ltd.	17,089	251,616
*	Sappi Ltd.	356,384	1,180,204
	Shoprite Holdings Ltd.	78,318	1,059,642
	Sibanye Stillwater Ltd.	397,628	976,788
#	Sibanye Stillwater Ltd., ADR	88,124	875,956
	SPAR Group Ltd.	72,899	590,538
	Spur Corp. Ltd.	47,027	61,667
	Stadio Holdings Ltd.	36,856	7,656
	Standard Bank Group Ltd.	256,539	2,471,531
*	Steinhoff International Holdings NV	425,199	65,860
	Super Group Ltd.	224,428	378,884
*	Telkom SA SOC Ltd.	204,319	535,325
	Tiger Brands Ltd.	58,902	583,352
	Transaction Capital Ltd.	99,113	227,432
	Truworths International Ltd.	164,068	506,413
*	Tsogo Sun Hotels Ltd.	107,177	23,540
	Vodacom Group Ltd.	59,212	491,969
	Wilson Bayly Holmes-Ovcon Ltd.	22,138	120,374
	Woolworths Holdings Ltd.	267,169	852,130
TOTAL SOUTH AFRICA			51,076,305
SOUTH KOREA — (13.0%)
*	3S Korea Co. Ltd.	8,243	19,056
	ABco Electronics Co. Ltd.	3,678	32,299
	ABOV Semiconductor Co. Ltd.	4,484	36,295
*	Abpro Bio Co. Ltd.	45,652	29,458
*	Actoz Soft Co. Ltd.	1,928	14,022
	ADTechnology Co. Ltd.	2,281	25,672
	Advanced Nano Products Co. Ltd.	783	50,434
	Advanced Process Systems Corp.	4,776	66,819
	Aekyung Industrial Co. Ltd.	3,139	36,021
*	AeroSpace Technology of Korea, Inc.	11,790	51,315
	AfreecaTV Co. Ltd.	3,056	205,774
*	AFW Co. Ltd.	3,910	11,130
*	Agabang&Company	11,629	27,847
	Ahnlab, Inc.	849	58,217
	AJ Networks Co. Ltd.	9,486	58,670
*	Ajin Industrial Co. Ltd.	15,410	34,984
	AK Holdings, Inc.	3,587	45,237
*	Alpha Holdings, Inc.	13,989	26,003
*	Alteogen, Inc.	1,217	61,368
*	ALUKO Co. Ltd.	23,115	55,722
*	Amicogen, Inc.	1,800	33,385
*	Aminologics Co. Ltd.	10,765	20,615
*	Amo Greentech Co. Ltd.	2,151	20,891
	Amorepacific Corp.	2,025	201,527
	Amorepacific Group	5,550	157,933
*	Amotech Co. Ltd.	2,051	42,480
*	Anam Electronics Co. Ltd.	28,466	57,628
*	Ananti, Inc.	21,148	115,524
*	Anapass, Inc.	2,273	41,488

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Anterogen Co. Ltd.	1,366	$22,276
*	Apact Co. Ltd.	6,201	26,047
*	Aprogen Medicines, Inc.	62,626	73,598
	APS Holdings Corp.	4,628	34,607
	APTC Co. Ltd.	4,938	63,242
	Asia Pacific Satellite, Inc.	1,533	14,951
	Asia Paper Manufacturing Co. Ltd.	2,346	65,654
*	ASTORY Co. Ltd.	1,150	24,968
*	A-Tech Solution Co. Ltd.	1,734	17,163
	Atinum Investment Co. Ltd.	13,201	35,160
	AUK Corp.	11,649	21,776
	Aurora World Corp.	2,940	19,214
	Autech Corp.	3,791	23,059
	Avaco Co. Ltd.	3,893	32,935
*	Avatec Co. Ltd.	1,270	14,692
	Baiksan Co. Ltd.	5,179	41,230
*††	Barun Electronics Co. Ltd.	34	27
*	Barunson Entertainment & Arts Corp.	34,469	30,244
	Bcworld Pharm Co. Ltd.	1,425	11,983
*	Benoholdings, Inc.	9,622	26,232
	BGF Co. Ltd.	15,592	50,672
	BGF retail Co. Ltd.	2,051	285,730
	BH Co. Ltd.	8,904	203,108
*	Binex Co. Ltd.	3,540	39,245
	Binggrae Co. Ltd.	3,085	113,807
*	Biolog Device Co. Ltd.	8,424	8,720
*	Bioneer Corp.	4,606	114,721
*	BioSmart Co. Ltd.	5,234	17,849
	BIT Computer Co. Ltd.	4,083	22,996
	Bixolon Co. Ltd.	3,947	19,081
*	BL Pharmtech Corp.	19,065	13,795
	Bluecom Co. Ltd.	2,991	22,667
	BNK Financial Group, Inc.	71,549	374,380
	Boditech Med, Inc.	7,161	70,162
	BoKwang Industry Co. Ltd.	5,306	26,437
	Bolak Co. Ltd.	8,270	11,133
	Bookook Securities Co. Ltd.	1,360	23,372
*	Bosung Power Technology Co. Ltd.	4,497	19,106
*	Bubang Co. Ltd.	9,037	16,211
*	Bucket Studio Co. Ltd.	16,344	33,173
	Bukwang Pharmaceutical Co. Ltd.	8,479	61,422
	Busan Industrial Co. Ltd.	199	13,551
	BusinessOn Communication Co. Ltd.	1,802	11,558
	BYC Co. Ltd.	139	45,475
*	BYON Co. Ltd.	5,533	4,866
	Byucksan Corp.	18,730	39,879
*	Caelum Co. Ltd.	3,189	10,369
*	Cafe24 Corp.	2,651	26,628
*	CammSys Corp.	22,883	38,204
	Camus Engineering & Construction, Inc.	20,344	36,157
	Cape Industries Ltd.	7,657	27,140
*	Capro Corp.	11,235	25,646
	Caregen Co. Ltd.	949	103,817
*	Carelabs Co. Ltd.	2,530	13,144
	Cell Biotech Co. Ltd.	1,443	15,366
	Celltrion Healthcare Co. Ltd.	2,481	138,545
*	Celltrion Pharm, Inc.	2,503	163,452
*	Cellumed Co. Ltd.	7,247	30,730
	Changhae Ethanol Co. Ltd.	1,423	13,881

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Charm Engineering Co. Ltd.	22,386	$14,475
*	Cheil Bio Co. Ltd.	6,609	9,422
	Cheil Worldwide, Inc.	16,465	289,123
	Chemtronics Co. Ltd.	3,793	63,059
*	Chemtros Co. Ltd.	3,277	20,122
	Cheryong Electric Co. Ltd.	2,732	15,740
*	ChinHung International, Inc.	23,471	31,306
	Chinyang Holdings Corp.	9,810	27,135
	Chips&Media, Inc.	1,109	15,233
*	Choa Pharmaceutical Co.	4,050	9,420
*	Choil Aluminum Co. Ltd.	30,283	51,134
	Chong Kun Dang Pharmaceutical Corp.	1,738	120,628
	Choong Ang Vaccine Laboratory	2,018	19,843
*	Chorokbaem Healthcare Co. Ltd.	33,794	23,889
*	Chorokbaem Media Co. Ltd.	5,167	64,868
	Chosun Refractories Co. Ltd.	661	39,485
	Chunbo Co. Ltd.	553	100,905
	CJ CheilJedang Corp.	2,741	826,176
	CJ Corp.	6,789	417,174
	CJ ENM Co. Ltd.	4,162	326,466
	CJ Freshway Corp.	2,208	62,856
*	CJ Logistics Corp.	3,292	295,448
*	CJ Seafood Corp.	4,489	11,405
	CKD Bio Corp.	1,229	28,534
	Classys, Inc.	5,466	67,614
	Clean & Science Co. Ltd.	1,035	8,673
	CLIO Cosmetics Co. Ltd.	1,429	15,727
*††	CNT85, Inc.	169	1,286
*	CoAsia Corp.	4,262	23,142
*	CODI-M Co. Ltd.	66,320	8,934
*	Com2uS Holdings Corp.	1,402	58,884
	Com2uSCorp	3,864	229,417
	Commax Co. Ltd.	3,710	10,350
*	Comtec Systems Co. Ltd.	54,597	34,123
*	ContentreeJoongAng Corp.	983	26,725
*	Coreana Cosmetics Co. Ltd.	6,531	15,195
	Cosmax BTI, Inc.	1,847	13,449
*	COSMAX NBT, Inc.	3,810	14,796
	Cosmax, Inc.	3,664	195,455
*	Cosmecca Korea Co. Ltd.	1,651	12,560
*	CosmoAM&T Co. Ltd.	3,918	162,365
*	Cosmochemical Co. Ltd.	4,374	57,177
	Coway Co. Ltd.	14,486	714,614
	Coweaver Co. Ltd.	2,317	12,997
	Cowintech Co. Ltd.	1,080	21,948
	Creas F&C Co. Ltd.	946	25,956
*	Creative & Innovative System	6,808	76,958
	Creverse, Inc.	404	7,653
	Crown Confectionery Co. Ltd.	1,634	10,962
	CROWNHAITAI Holdings Co. Ltd.	3,077	17,086
*	CrystalGenomics, Inc.	13,924	45,056
*	CS Bearing Co. Ltd.	3,290	27,584
	CS Wind Corp.	1,528	65,600
*	CTC BIO, Inc.	3,110	19,706
*	Cube Entertainment, Inc.	1,235	13,869
	Cuckoo Holdings Co. Ltd.	3,956	52,635
	Cuckoo Homesys Co. Ltd.	5,138	124,808
*	Curexo, Inc.	4,984	31,283
*	Curo Co. Ltd.	85,448	26,694

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	CUROCOM Co. Ltd.	14,013	$12,298
	Cymechs, Inc.	2,466	28,134
*	D&C Media Co. Ltd.	764	13,439
	D.I Corp.	6,060	30,334
*	DA Technology Co. Ltd.	5,161	15,982
	Dae Han Flour Mills Co. Ltd.	512	56,283
	Dae Hwa Pharmaceutical Co. Ltd.	3,709	20,441
	Dae Hyun Co. Ltd.	11,147	18,765
*	Dae Won Chemical Co. Ltd.	6,386	15,220
	Dae Won Kang Up Co. Ltd.	18,032	44,018
*	Dae Young Packaging Co. Ltd.	19,091	25,788
*	Dae Yu Co. Ltd.	6,267	22,069
*	Daea TI Co. Ltd.	9,962	27,800
*	Daebo Magnetic Co. Ltd.	664	23,613
	Daebongls Co. Ltd.	3,295	21,873
	Daechang Co. Ltd.	33,874	39,208
*	Daechang Solution Co. Ltd.	25,510	8,452
	Daedong Corp.	8,895	88,609
	Daeduck Electronics Co. Ltd.	12,069	265,634
	Daehan Steel Co. Ltd.	6,724	81,766
*	DAEHO AL Co. Ltd.	6,587	11,696
*	Dae-Il Corp.	6,283	22,130
	Daejoo Electronic Materials Co. Ltd.	1,231	71,100
	Daejung Chemicals & Metals Co. Ltd.	967	13,719
	Daelim B&Co Co. Ltd.	4,387	17,298
*	Daemyung Sonoseason Co. Ltd.	22,117	15,342
#	Daesang Corp.	12,237	205,532
	Daesang Holdings Co. Ltd.	6,972	44,495
*	Daesung Eltec Co. Ltd.	21,022	14,681
	Daesung Energy Co. Ltd.	2,270	19,864
	Daesung Holdings Co. Ltd.	701	44,253
*	Daesung Industrial Co. Ltd.	9,382	37,422
*	Daesung Private Equity, Inc.	7,539	24,366
*	Daewon Cable Co. Ltd.	13,750	16,380
*	Daewon Media Co. Ltd.	2,290	25,260
	Daewon Pharmaceutical Co. Ltd.	6,562	89,856
	Daewon San Up Co. Ltd.	6,131	25,203
*	Daewoo Electronic Components Co. Ltd.	10,614	15,988
*	Daewoo Engineering & Construction Co. Ltd.	78,322	317,298
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,127	63,348
	Daewoong Co. Ltd.	2,976	64,774
	Daewoong Pharmaceutical Co. Ltd.	530	74,996
	Daihan Pharmaceutical Co. Ltd.	2,228	47,057
	Daishin Securities Co. Ltd.	18,605	221,814
*	Danal Co. Ltd.	10,543	60,736
*	Danawa Co. Ltd.	2,714	38,531
	Daou Data Corp.	10,954	97,288
	Daou Technology, Inc.	15,505	224,998
*	Dasan Networks, Inc.	12,203	54,605
	Dawonsys Co. Ltd.	5,106	92,621
*	Dayou Automotive Seat Technology Co. Ltd.	37,134	24,644
*	Dayou Plus Co. Ltd.	20,668	15,128
	DB Financial Investment Co. Ltd.	18,822	75,207
	DB HiTek Co. Ltd.	13,391	466,219
	DB Insurance Co. Ltd.	22,155	1,031,098
*	DB, Inc.	53,148	34,021
	DCM Corp.	1,844	28,951
	Dentium Co. Ltd.	2,353	155,277
	Deutsch Motors, Inc.	11,957	80,634

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Development Advance Solution Co. Ltd.	6,743	$28,040
	Device ENG Co. Ltd.	2,741	39,743
	DGB Financial Group, Inc.	91,952	547,563
	DI Dong Il Corp.	5,630	79,256
	Digital Daesung Co. Ltd.	6,132	33,759
*	DIO Corp.	1,630	34,402
	Display Tech Co. Ltd.	4,122	19,838
	DL Construction Co. Ltd.	3,864	63,209
	DL E&C Co. Ltd.	13,214	413,606
#	DL Holdings Co. Ltd.	5,269	264,051
	DMS Co. Ltd.	10,092	41,777
	DN Automotive Corp.	1,350	59,651
	DNF Co. Ltd.	2,134	25,657
	Dohwa Engineering Co. Ltd.	5,055	34,729
	Dong A Eltek Co. Ltd.	3,797	21,356
	Dong Ah Tire & Rubber Co. Ltd.	2,864	26,368
	Dong-A Hwasung Co. Ltd.	4,478	31,145
	Dong-A ST Co. Ltd.	2,582	122,599
	Dong-Ah Geological Engineering Co. Ltd.	4,005	52,756
*	Dongbang Transport Logistics Co. Ltd.	19,111	42,410
	Dongbu Corp.	4,773	39,762
	Dongil Industries Co. Ltd.	543	75,310
	Dongjin Semichem Co. Ltd.	10,258	281,858
	Dongkoo Bio & Pharma Co. Ltd.	3,136	16,364
	DongKook Pharmaceutical Co. Ltd.	7,571	112,337
	Dongkuk Industries Co. Ltd.	15,392	35,610
	Dongkuk Steel Mill Co. Ltd.	39,966	409,897
	Dongkuk Structures & Construction Co. Ltd.	5,718	30,726
	Dongsin Engineering & Construction	817	12,899
	Dongsuh Cos., Inc.	2,985	58,208
	Dongsung Chemical Co. Ltd.	15,065	50,969
*	Dongsung Pharmaceutical Co. Ltd.	1,125	6,780
*	Dongwha Enterprise Co. Ltd.	867	44,163
	Dongwha Pharm Co. Ltd.	10,329	84,121
	Dongwon Development Co. Ltd.	20,377	65,065
	Dongwon F&B Co. Ltd.	897	105,067
	Dongwon Industries Co. Ltd.	689	119,123
	Dongwon Systems Corp.	1,184	49,691
	Dongyang E&P, Inc.	2,221	25,135
*	Dongyang Steel Pipe Co. Ltd.	18,247	15,207
	Doosan Bobcat, Inc.	18,148	435,909
	Doosan Co. Ltd.	3,549	191,816
*	Doosan Enerbility	26,357	382,386
*	Doosan Fuel Cell Co. Ltd.	2,956	75,261
	Doosan Tesna, Inc.	3,853	92,189
	DoubleUGames Co. Ltd.	4,965	161,978
	Douzone Bizon Co. Ltd.	3,784	93,945
*	Dream Security Co. Ltd.	11,309	28,840
	Dreamtech Co. Ltd.	10,806	77,729
	Drgem Corp.	1,032	7,501
*	DRTECH Corp.	15,498	18,133
*	DSK Co. Ltd.	3,466	15,044
*	Duk San Neolux Co. Ltd.	2,327	57,813
*	Duksan Hi-Metal Co. Ltd.	4,710	28,815
*	Duksan Techopia Co. Ltd.	1,125	13,961
	Duksung Co. Ltd.	5,873	29,052
	DY Corp.	8,382	47,071
	DY POWER Corp.	3,899	36,798
	DYPNF Co. Ltd.	935	26,763

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	E Investment&Development Co. Ltd.	22,371	$24,426
*	E& Corp. Co. Ltd.	8,851	23,139
*	E&D Co. Ltd.	1,006	21,453
*	E&M Co. Ltd.	45,035	18,595
	E1 Corp.	1,203	41,427
	Eagle Veterinary Technology Co. Ltd.	2,897	14,301
	Eagon Industrial Ltd.	2,383	16,636
	Easy Bio, Inc.	7,041	24,883
	Easy Holdings Co. Ltd.	20,602	57,830
	eBEST Investment & Securities Co. Ltd.	7,507	38,724
	Echo Marketing, Inc.	5,078	71,440
*	EcoBio Holdings Co. Ltd.	2,467	12,916
	Ecoplastic Corp.	19,200	45,626
#	Ecopro BM Co. Ltd.	8,300	767,523
	Ecopro Co. Ltd.	5,057	349,353
	e-Credible Co. Ltd.	1,402	18,531
*	Eehwa Construction Co. Ltd.	2,332	11,522
*	EG Corp.	493	3,829
*	Ehwa Technologies Information Co. Ltd.	64,549	47,180
	Elentec Co. Ltd.	3,096	51,327
	e-LITECOM Co. Ltd.	4,512	19,881
	E-MART, Inc.	4,820	420,062
*	EMKOREA Co. Ltd.	8,717	21,841
	EM-Tech Co. Ltd.	3,642	81,154
*	Enex Co. Ltd.	9,817	10,639
	ENF Technology Co. Ltd.	4,871	115,025
*	Enplus Co. Ltd.	4,630	11,173
*	Enzychem Lifesciences Corp.	1,029	17,579
	Eo Technics Co. Ltd.	2,029	126,187
	Estechpharma Co. Ltd.	2,989	19,365
*	ESTsoft Corp.	1,284	9,885
*	E-TRON Co. Ltd.	112,634	16,773
*	Eubiologics Co. Ltd.	3,259	39,566
	Eugene Corp.	25,711	79,320
	Eugene Investment & Securities Co. Ltd.	27,685	61,986
	Eugene Technology Co. Ltd.	4,692	112,445
	Eusu Holdings Co. Ltd.	6,956	32,130
*	EV Advanced Material Co. Ltd.	9,902	14,490
*	E-World	14,086	22,013
*	Exem Co. Ltd.	9,063	28,568
	Exicon Co. Ltd.	1,739	13,688
*	ezCaretech Co. Ltd.	672	13,906
	F&F Co. Ltd.	5,740	662,554
	Farmsco	6,812	27,170
	FarmStory Co. Ltd.	10,482	20,438
	Fila Holdings Corp.	22,459	526,675
	Fine Semitech Corp.	1,421	17,149
	Fine Technix Co. Ltd.	5,212	48,793
*	Finetek Co. Ltd.	17,074	15,770
*	Flask Co. Ltd.	13,763	19,329
*	FNC Entertainment Co. Ltd.	1,512	6,613
	Foosung Co. Ltd.	17,799	254,718
*	FSN Co. Ltd.	3,829	13,730
	Fursys, Inc.	1,797	43,825
	Gabia, Inc.	4,174	37,982
	Galaxia Moneytree Co. Ltd.	2,236	12,788
	Gaon Cable Co. Ltd.	1,471	26,938
*	GemVax & Kael Co. Ltd.	4,742	50,541
	Gemvaxlink Co. Ltd.	20,694	20,862

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Genematrix, Inc.	3,848	$22,504
*	Genexine, Inc.	3,269	80,937
*	Genie Music Corp.	5,141	17,928
*	GenNBio, Inc.	14,237	26,846
*	GenoFocus, Inc.	2,897	13,502
	GENOLUTION, Inc.	3,295	32,718
*	Genomictree, Inc.	1,846	18,008
	Genoray Co. Ltd.	4,726	32,550
	Geumhwa PSC Co. Ltd.	1,944	44,360
*	Gigalane Co. Ltd.	11,619	13,998
	Global Standard Technology Co. Ltd.	2,811	49,606
	GMB Korea Corp.	4,841	21,131
	GnCenergy Co. Ltd.	2,482	8,514
	Golfzon Co. Ltd.	1,742	197,713
	Golfzon Newdin Holdings Co. Ltd.	9,235	49,828
*††	Good People Co. Ltd.	8,494	1,293
	Gradiant Corp.	2,832	41,009
	Green Chemical Co. Ltd.	2,679	17,715
	Green Cross Corp.	894	119,200
	Green Cross Holdings Corp.	9,505	151,023
*	Green Cross Medical Science Corp.	2,202	13,095
	Green Cross Wellbeing Corp.	2,484	15,833
	GS Engineering & Construction Corp.	18,564	426,774
	GS Holdings Corp.	18,437	590,988
	GS Retail Co. Ltd.	15,751	298,204
	Gwangju Shinsegae Co. Ltd.	1,600	40,490
	Haatz, Inc.	1,115	5,733
	Hae In Corp.	3,104	18,717
	HAESUNG DS Co. Ltd.	3,958	176,183
	Haitai Confectionery & Foods Co. Ltd.	2,525	13,725
	Halla Corp.	12,823	40,998
	Halla Holdings Corp.	4,071	121,946
	Han Kuk Carbon Co. Ltd.	6,109	65,778
	Hana Financial Group, Inc.	71,408	2,046,292
	Hana Materials, Inc.	2,798	87,634
*	Hana Micron, Inc.	16,647	174,613
	Hana Pharm Co. Ltd.	2,648	37,053
*	Hanall Biopharma Co. Ltd.	6,016	75,971
	HanChang Paper Co. Ltd.	20,641	27,585
*	Hancom MDS, Inc.	1,297	16,486
*	Hancom WITH, Inc.	5,353	22,310
*	Hancom, Inc.	2,433	32,518
	Handok, Inc.	4,481	62,742
	Handsome Co. Ltd.	7,877	188,863
	Hanil Iron & Steel Co. Ltd.	6,765	21,338
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,693	14,377
*	Hanjin Kal Corp.	1,052	48,580
	Hanjin Transportation Co. Ltd.	3,571	73,858
	Hankook Shell Oil Co. Ltd.	303	57,874
	Hankook Tire & Technology Co. Ltd.	21,583	578,546
*	Hankuk Steel Wire Co. Ltd.	5,428	19,113
	Hanmi Semiconductor Co. Ltd.	15,744	164,500
	HanmiGlobal Co. Ltd.	3,314	30,197
	Hannong Chemicals, Inc.	1,548	16,149
	Hanon Systems	30,195	247,845
*	Hans Biomed Corp.	1,476	12,174
	Hansae Co. Ltd.	7,886	101,961
	Hansae Yes24 Holdings Co. Ltd.	6,281	28,767
	Hanshin Construction Co. Ltd.	4,020	37,597

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanshin Machinery Co.	3,749	$26,300
	Hansol Chemical Co. Ltd.	2,270	384,364
	Hansol Holdings Co. Ltd.	19,120	51,611
	Hansol HomeDeco Co. Ltd.	30,820	33,713
	Hansol Logistics Co. Ltd.	8,822	23,134
	Hansol Paper Co. Ltd.	9,682	106,465
*	Hansol Technics Co. Ltd.	14,047	64,876
	Hanssem Co. Ltd.	1,437	63,646
*	Hanwha General Insurance Co. Ltd.	35,940	138,976
	Hanwha Investment & Securities Co. Ltd.	55,055	141,857
*	Hanwha Life Insurance Co. Ltd.	122,230	217,224
*	Hanwha Solutions Corp.	20,881	705,472
	Hanyang Eng Co. Ltd.	5,655	67,958
	Hanyang Securities Co. Ltd.	5,181	44,327
	Harim Co. Ltd.	26,787	58,794
*	HB SOLUTION Co. Ltd.	1,778	18,192
	HB Technology Co. Ltd.	22,960	34,586
	HD Hyundai Co. Ltd.	12,985	569,385
	HDC Holdings Co. Ltd.	17,474	93,909
	HDC Hyundai Development Co. Engineering & Construction, Class E	19,170	182,740
	HDC Hyundai Engineering Plastics Co. Ltd.	4,988	15,669
	HDCLabs Co. Ltd.	2,261	15,287
	Hecto Financial Co. Ltd.	742	12,043
	Hecto Innovation Co. Ltd.	1,972	23,662
*	Helixmith Co. Ltd.	7,110	99,868
*	HFR, Inc.	1,636	40,333
	High Tech Pharm Co. Ltd.	1,223	9,277
	HIMS Co. Ltd.	1,778	11,060
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	40,268
*	HJ Shipbuilding & Construction Co. Ltd.	4,922	26,143
*	HLB Global Co. Ltd.	4,117	29,985
*	HLB Life Science Co. Ltd.	14,982	147,578
*	HLB Therapeutics Co. Ltd.	4,231	40,140
*	HLB, Inc.	5,602	181,639
	HLscience Co. Ltd.	625	14,644
#	HMM Co. Ltd.	91,146	1,750,036
*	Home Center Holdings Co. Ltd.	40,607	45,023
*	Homecast Co. Ltd.	8,164	24,440
	Hotel Shilla Co. Ltd.	7,959	440,840
	HS Industries Co. Ltd.	19,339	75,636
*	HSD Engine Co. Ltd.	3,945	27,033
*	Hugel, Inc.	735	76,111
*	Humax Co. Ltd.	14,260	41,160
	Humedix Co. Ltd.	1,789	33,035
	Huons Co. Ltd.	3,135	90,966
	Huons Global Co. Ltd.	2,929	52,548
	Husteel Co. Ltd.	12,540	38,802
	Huvis Corp.	8,020	39,939
	Huvitz Co. Ltd.	4,994	42,200
	Hwa Shin Co. Ltd.	10,954	80,967
	Hwacheon Machine Tool Co. Ltd.	515	13,507
*	Hwail Pharm Co. Ltd.	19,396	40,325
	Hwangkum Steel & Technology Co. Ltd.	4,431	25,727
	Hwaseung Corp. Co. Ltd.	17,637	19,772
	Hwaseung Enterprise Co. Ltd.	4,636	43,083
	Hwaseung R&A Co. Ltd.	5,786	15,228
	HwaSung Industrial Co. Ltd.	4,660	62,477
*	HYBE Co. Ltd.	426	57,847
	Hy-Lok Corp.	4,195	59,540

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Advanced Materials Corp.	698	$212,078
*	Hyosung Chemical Corp.	1,212	172,789
	Hyosung Corp.	2,725	161,138
*	Hyosung Heavy Industries Corp.	2,751	127,437
	Hyosung TNC Corp.	1,178	313,503
	HyosungITX Co. Ltd.	1,039	12,090
	Hyundai Autoever Corp.	511	49,575
	Hyundai Bioland Co. Ltd.	2,761	26,635
	Hyundai BNG Steel Co. Ltd.	3,709	38,706
	Hyundai Construction Equipment Co. Ltd.	6,049	177,004
	Hyundai Corp.	4,150	50,897
	Hyundai Corp. Holdings, Inc.	2,602	22,270
	Hyundai Department Store Co. Ltd.	4,707	241,774
*	Hyundai Doosan Infracore Co. Ltd.	60,619	260,684
*	Hyundai Electric & Energy System Co. Ltd.	5,422	115,016
	Hyundai Elevator Co. Ltd.	10,045	217,949
*	Hyundai Energy Solutions Co. Ltd.	1,213	47,248
	Hyundai Engineering & Construction Co. Ltd.	18,938	615,796
*	HYUNDAI EVERDIGM Corp.	3,095	20,154
	Hyundai Ezwel Co. Ltd.	4,703	27,192
	Hyundai Futurenet Co. Ltd.	21,018	45,117
	Hyundai Greenfood Co. Ltd.	18,657	111,185
	Hyundai Home Shopping Network Corp.	2,566	103,385
	Hyundai HT Co. Ltd.	2,596	17,232
	Hyundai Livart Furniture Co. Ltd.	6,686	60,188
	Hyundai Marine & Fire Insurance Co. Ltd.	28,489	719,657
*	Hyundai Mipo Dockyard Co. Ltd.	3,467	240,595
	Hyundai Mobis Co. Ltd.	10,607	1,866,907
	Hyundai Motor Co.	23,226	3,512,077
	Hyundai Motor Securities Co. Ltd.	9,906	81,394
*	Hyundai Rotem Co. Ltd.	10,554	216,234
	Hyundai Steel Co.	29,755	782,675
	Hyundai Wia Corp.	5,951	313,197
*	Hyungji Elite, Inc.	7,275	9,382
	Hyungkuk F&B Co. Ltd.	5,256	12,876
	HyVision System, Inc.	3,675	48,166
	i3system, Inc.	1,104	16,779
*	iA, Inc.	37,651	23,753
	ICD Co. Ltd.	5,962	43,697
*	Icure Pharm, Inc.	2,526	28,924
	IDIS Holdings Co. Ltd.	2,685	27,814
*	IHQ, Inc.	32,198	18,712
	Il Sung Construction Co. Ltd.	4,662	12,491
	Iljin Electric Co. Ltd.	9,122	47,360
	Iljin Holdings Co. Ltd.	11,120	56,766
	Iljin Materials Co. Ltd.	1,139	64,738
	Iljin Power Co. Ltd.	2,128	29,343
	Ilshin Spinning Co. Ltd.	690	54,807
††	ilShinbiobase Co. Ltd.	3,674	7,275
	Ilsung Pharmaceuticals Co. Ltd.	338	20,255
	Ilyang Pharmaceutical Co. Ltd.	3,326	61,013
	iMarketKorea, Inc.	8,309	66,365
	InBody Co. Ltd.	3,338	64,076
*	INCON Co. Ltd.	23,367	26,755
	Incross Co. Ltd.	1,911	23,072
	Industrial Bank of Korea	80,278	580,997
	INFAC Corp.	3,813	26,534
*	Infinitt Healthcare Co. Ltd.	3,095	14,024
	InfoBank Corp.	1,192	13,778

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Inhwa Precision Co. Ltd.	2,075	$22,223
	INITECH Co. Ltd.	6,800	22,090
*	InkTec Co. Ltd.	1,927	10,101
*	INNO Instrument, Inc.	9,461	12,490
	Innocean Worldwide, Inc.	3,466	121,704
	InnoWireless, Inc.	1,034	23,922
	Innox Advanced Materials Co. Ltd.	7,249	207,956
*	Innox Corp.	852	15,215
*	Inscobee, Inc.	19,359	30,396
*	Insun ENT Co. Ltd.	10,014	68,979
*	Insung Information Co. Ltd.	10,915	19,558
	Intekplus Co. Ltd.	2,819	43,456
	Intellian Technologies, Inc.	954	50,438
	Intelligent Digital Integrated Security Co. Ltd.	1,743	33,337
*	Interflex Co. Ltd.	3,557	36,428
	Interojo Co. Ltd.	2,504	53,594
	INTOPS Co. Ltd.	5,223	137,667
*	iNtRON Biotechnology, Inc.	4,530	38,802
	Inzi Controls Co. Ltd.	5,722	36,727
	INZI Display Co. Ltd.	12,593	19,185
*	Iones Co. Ltd.	6,315	38,056
#	IS Dongseo Co. Ltd.	5,874	182,516
	ISC Co. Ltd.	2,797	74,840
	i-SENS, Inc.	3,054	81,502
*	ISU Abxis Co. Ltd.	3,988	25,119
	ISU Chemical Co. Ltd.	7,234	83,052
*	IsuPetasys Co. Ltd.	11,988	67,653
*	ITCEN Co. Ltd.	3,817	12,705
	ITM Semiconductor Co. Ltd.	1,624	43,149
	It's Hanbul Co. Ltd.	1,615	20,302
*	Jaeyoung Solutec Co. Ltd.	16,720	9,920
*	Jahwa Electronics Co. Ltd.	1,206	24,214
*	Jayjun Cosmetic Co. Ltd.	12,369	9,185
	JB Financial Group Co. Ltd.	46,009	264,494
	JC Chemical Co. Ltd.	5,692	37,489
	JC Hyun System, Inc.	6,088	24,370
*	Jeju Semiconductor Corp.	12,538	48,468
	Jinsung T.E.C.	2,938	24,706
	JLS Co. Ltd.	3,636	21,089
*	JNK Heaters Co. Ltd.	5,529	24,302
*	JNTC Co. Ltd.	6,404	26,438
*	JoyCity Corp.	8,305	32,258
	JS Corp.	1,660	21,942
	Jungdawn Co. Ltd.	7,542	14,019
	Jusung Engineering Co. Ltd.	10,043	131,808
	JVM Co. Ltd.	1,700	26,727
	JW Life Science Corp.	3,290	34,997
	JYP Entertainment Corp.	7,401	317,422
	Kakao Corp.	4,939	285,209
*	Kanglim Co. Ltd.	24,778	27,820
	Kangnam Jevisco Co. Ltd.	1,835	32,667
*	Kangstem Biotech Co. Ltd.	9,275	23,328
	KAON Media Co. Ltd.	6,872	43,943
	KB Financial Group, Inc.	46,756	1,738,964
*	KB Financial Group, Inc., ADR	46,853	1,737,309
	KC Co. Ltd.	3,423	51,448
*	KC Cottrell Co. Ltd.	2,568	8,693
	KC Green Holdings Co. Ltd.	7,765	29,709
	KC Tech Co. Ltd.	3,975	54,689

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KCC Corp.	1,237	$278,093
	KCC Engineering & Construction Co. Ltd.	3,073	16,476
	KCC Glass Corp.	5,228	193,157
	KCTC	10,256	37,697
*	KEC Corp.	25,236	53,259
*	KEC Holdings Co. Ltd.	11,325	12,750
	KEPCO Engineering & Construction Co., Inc.	806	40,827
	KEPCO Plant Service & Engineering Co. Ltd.	3,989	117,790
	Keyang Electric Machinery Co. Ltd.	5,630	13,640
*	KEYEAST Co. Ltd.	3,383	21,501
	KG Chemical Corp.	3,946	85,679
	KG Eco Technology Service Co. Ltd.	7,063	83,380
#	Kginicis Co. Ltd.	7,291	77,643
	KGMobilians Co. Ltd.	9,604	51,879
*	KH FEELUX Co. Ltd.	9,980	11,182
	Kia Corp.	44,925	2,812,637
	KINX, Inc.	1,034	41,468
	KISCO Corp.	7,715	40,604
	KISCO Holdings Co. Ltd.	4,668	50,851
	KISWIRE Ltd.	4,602	74,631
#	KIWOOM Securities Co. Ltd.	7,418	483,038
	KL-Net Corp.	4,538	10,371
	KM Corp.	2,096	12,427
*	KMH Hitech Co. Ltd.	19,773	22,611
*	KMW Co. Ltd.	1,178	28,878
	Kocom Co. Ltd.	4,026	15,906
	Koentec Co. Ltd.	6,645	43,089
	Koh Young Technology, Inc.	11,321	123,251
#	Kolmar BNH Co. Ltd.	4,947	103,675
	Kolmar Korea Co. Ltd.	4,482	134,343
	Kolmar Korea Holdings Co. Ltd.	4,219	58,162
	Kolon Corp.	4,308	83,291
	Kolon Global Corp.	3,039	46,030
	Kolon Industries, Inc.	9,355	394,942
	Kolon Plastic, Inc.	3,586	33,169
	KoMiCo Ltd.	2,410	95,666
*	KONA I Co. Ltd.	3,514	46,624
	Kopla Co. Ltd.	4,024	20,925
	Korea Alcohol Industrial Co. Ltd.	5,591	46,152
	Korea Arlico Pharm Co. Ltd.	2,061	10,273
	Korea Asset In Trust Co. Ltd.	27,658	73,792
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	44,873
*	Korea Circuit Co. Ltd.	5,315	84,149
	Korea District Heating Corp.	664	16,425
	Korea Electric Terminal Co. Ltd.	3,099	134,559
	Korea Electronic Certification Authority, Inc.	4,271	20,042
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	39,727
	Korea Export Packaging Industrial Co. Ltd.	845	14,971
	Korea Flange Co. Ltd.	11,755	23,500
	Korea Gas Corp.	7,769	222,715
*	Korea Information & Communications Co. Ltd.	2,352	13,830
	Korea Investment Holdings Co. Ltd.	18,722	910,986
*	Korea Line Corp.	87,607	161,407
	Korea Petrochemical Ind Co. Ltd.	1,862	182,571
	Korea Petroleum Industries Co.	1,435	12,363
	Korea Pharma Co. Ltd.	514	13,360
	Korea Ratings Corp.	326	18,107
	Korea Real Estate Investment & Trust Co. Ltd.	73,914	95,500
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,602	496,773

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Zinc Co. Ltd.	1,374	$505,130
*	Korean Air Lines Co. Ltd.	56,382	1,101,658
	Korean Reinsurance Co.	38,301	259,997
*	Kortek Corp.	3,744	26,732
*	KOSES Co. Ltd.	874	6,870
*	KPM Tech Co. Ltd.	40,382	15,939
*	KPS Corp.	1,718	7,954
	KPX Chemical Co. Ltd.	1,121	42,573
	KSIGN Co. Ltd.	12,339	17,378
	KSS LINE Ltd.	8,802	69,578
*	KT Alpha Co. Ltd.	6,828	32,825
	KT Corp., Sponsored ADR	12,498	179,971
	KT Skylife Co. Ltd.	11,384	78,843
	KTB Investment & Securities Co. Ltd.	15,603	54,652
	KTCS Corp.	9,824	16,580
	Ktis Corp.	11,445	23,562
	Kukdo Chemical Co. Ltd.	703	27,525
*	Kukdong Corp.	14,378	19,356
	Kukdong Oil & Chemicals Co. Ltd.	7,267	20,828
*	Kukje Pharma Co. Ltd.	3,945	16,754
	Kukjeon Pharmaceutical Co. Ltd.	3,661	22,827
*	Kum Yang Co. Ltd.	5,331	35,181
*	Kumho HT, Inc.	61,887	61,249
	Kumho Petrochemical Co. Ltd.	8,698	868,879
*	Kumho Tire Co., Inc.	35,800	97,753
	KUMHOE&C Co. Ltd.	8,584	54,983
	Kumkang Kind Co. Ltd.	8,100	44,806
	Kwang Myung Electric Co. Ltd.	10,184	24,534
*	KX Innovation Co. Ltd.	3,585	20,743
	Kyeryong Construction Industrial Co. Ltd.	4,158	78,660
	Kyobo Securities Co. Ltd.	9,892	49,241
	Kyochon F&B Co. Ltd.	1,515	14,394
	Kyongbo Pharmaceutical Co. Ltd.	1,969	10,909
	Kyung Dong Navien Co. Ltd.	2,649	81,627
*	Kyung Nam Pharm Co. Ltd.	5,905	11,736
	Kyung Nong Corp.	1,022	8,785
	Kyungbang Co. Ltd.	5,365	54,454
*	Kyungchang Industrial Co. Ltd.	11,095	22,397
	KyungDong City Gas Co. Ltd.	1,502	25,263
	Kyung-In Synthetic Corp.	12,581	56,861
	L&C Bio Co. Ltd.	3,441	79,685
*	L&F Co. Ltd.	861	152,359
	LabGenomics Co. Ltd.	10,194	61,703
*	Lake Materials Co. Ltd.	15,024	58,747
*	LaonPeople, Inc.	2,880	14,782
	LB Semicon, Inc.	11,748	85,995
	LEADCORP, Inc.	6,842	43,676
	Lee Ku Industrial Co. Ltd.	11,047	27,540
	LEENO Industrial, Inc.	2,558	259,961
	LF Corp.	9,746	131,149
	LG Chem Ltd.	4,351	2,026,498
	LG Corp.	14,146	882,933
#	LG Display Co. Ltd., ADR	158,872	942,111
	LG Display Co. Ltd.	34,347	406,061
	LG Electronics, Inc.	38,603	2,815,793
	LG HelloVision Co. Ltd.	17,866	78,610
	LG Household & Health Care Ltd.	1,516	911,160
	LG Innotek Co. Ltd.	3,425	960,300
	LG Uplus Corp.	102,489	987,594

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lion Chemtech Co. Ltd.	3,023	$20,986
*	Lock & Lock Co. Ltd.	7,256	46,199
*	Longtu Korea, Inc.	2,910	11,662
	LOT Vacuum Co. Ltd.	4,434	43,028
	Lotte Chemical Corp.	3,145	427,900
	Lotte Confectionery Co. Ltd.	1,356	122,668
	Lotte Corp.	6,544	188,348
*	Lotte Data Communication Co.	2,221	46,843
	LOTTE Fine Chemical Co. Ltd.	5,923	300,458
	LOTTE Himart Co. Ltd.	4,505	59,764
*	Lotte Non-Life Insurance Co. Ltd.	32,778	42,406
	Lotte Shopping Co. Ltd.	2,790	205,257
	LS Cable & System Asia Ltd.	1,638	9,234
	LS Corp.	8,052	365,413
	LS Electric Co. Ltd.	1,247	55,743
*	LTC Co. Ltd.	1,557	10,271
	Lutronic Corp.	5,422	84,750
*	LVMC Holdings	27,970	63,885
	LX Hausys Ltd.	4,303	144,598
	LX Semicon Co. Ltd.	3,540	272,385
*	M2N Co. Ltd.	4,268	27,516
	Macquarie Korea Infrastructure Fund	53,624	536,989
	Maeil Dairies Co. Ltd.	2,167	99,203
	Maeil Holdings Co. Ltd.	5,094	35,329
	MAKUS, Inc.	5,043	32,509
	Mando Corp.	11,028	487,509
	Manho Rope & Wire Ltd.	810	14,988
	Mcnex Co. Ltd.	5,122	131,610
*	ME2ON Co. Ltd.	11,945	42,596
	Mecaro Co. Ltd.	1,683	14,805
	Mediana Co. Ltd.	2,287	8,771
*	MEDICOX Co. Ltd.	1,863	12,641
*	Medifron DBT Co. Ltd.	5,858	7,533
*	Medipost Co. Ltd.	1,992	32,521
*	Medy-Tox, Inc.	1,268	112,850
	Meerecompany, Inc.	1,773	29,052
	MegaMD Co. Ltd.	3,779	9,431
	MegaStudy Co. Ltd.	3,816	33,094
	MegaStudyEdu Co. Ltd.	3,460	235,278
	MEKICS Co. Ltd.	4,913	24,992
	Meritz Financial Group, Inc.	16,372	330,703
	Meritz Fire & Marine Insurance Co. Ltd.	10,825	287,762
	Meritz Securities Co. Ltd.	116,273	433,974
*	Mgame Corp.	5,065	30,473
	Mi Chang Oil Industrial Co. Ltd.	382	23,598
*	MiCo BioMed Co. Ltd.	2,919	26,306
	MiCo Ltd.	9,025	63,912
	Mirae Asset Life Insurance Co. Ltd.	29,061	68,428
	Mirae Asset Securities Co. Ltd.	99,530	505,798
	Mirae Asset Venture Investment Co. Ltd.	12,030	57,783
*	Mirae Corp.	847	6,900
	Miwon Chemicals Co. Ltd.	571	29,199
	Miwon Commercial Co. Ltd.	508	70,591
	Miwon Holdings Co. Ltd.	324	32,917
	Miwon Specialty Chemical Co. Ltd.	519	77,774
	MK Electron Co. Ltd.	6,294	59,085
	MNTech Co. Ltd.	12,105	80,526
*	Mobase Co. Ltd.	4,602	11,272
*	Mobase Electronics Co. Ltd.	7,394	8,504

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mobile Appliance, Inc.	4,796	$12,444
*	Monalisa Co. Ltd.	2,670	7,130
	MonAmi Co. Ltd.	3,766	10,833
	Moonbae Steel Co. Ltd.	3,170	9,188
	Moorim P&P Co. Ltd.	14,195	49,095
	Moorim Paper Co. Ltd.	14,496	30,192
	Motonic Corp.	4,135	27,463
*	Motrex Co. Ltd.	4,887	46,485
*	mPlus Corp.	1,540	20,204
*	MS Autotech Co. Ltd.	6,409	22,870
	Multicampus Co. Ltd.	1,164	37,854
*	N2Tech Co. Ltd.	15,054	15,818
	Nam Hwa Construction Co. Ltd.	1,461	8,148
	Namhae Chemical Corp.	5,040	37,679
*	Namsun Aluminum Co. Ltd.	20,838	37,231
	Namsung Corp.	3,754	7,096
*	Namu Tech Co. Ltd.	8,990	14,357
*	Namuga Co. Ltd.	2,390	18,330
	Namyang Dairy Products Co. Ltd.	175	49,729
	Nasmedia Co. Ltd.	1,565	29,943
*	Nature & Environment Co. Ltd.	22,791	26,332
	NAVER Corp.	4,617	923,591
	NCSoft Corp.	1,487	427,199
*	NDFOS Co. Ltd.	5,440	31,156
	NeoPharm Co. Ltd.	1,605	25,591
*	Neowiz	2,936	62,599
	Neowiz Holdings Corp.	1,665	41,040
*	Nepes Ark Corp.	1,191	27,770
*	NEPES Corp.	6,602	103,517
*	Neptune Co.	1,152	13,306
Ω	Netmarble Corp.	2,158	120,016
	New Power Plasma Co. Ltd.	6,569	23,688
	Newtree Co. Ltd.	923	8,902
	Nexen Corp.	9,997	27,878
	Nexen Tire Corp.	18,926	90,295
*	Nexon Games Co. Ltd.	3,061	53,515
*	Next Entertainment World Co. Ltd.	3,907	22,551
*	NextEye Co. Ltd.	26,281	15,371
	NEXTIN, Inc.	1,478	72,487
*	Nexturnbioscience Co. Ltd.	11,279	23,095
	NH Investment & Securities Co. Ltd.	54,272	416,056
*	NHN BUGS Corp.	1,452	10,556
*	NHN Corp.	8,909	187,777
*	NHN KCP Corp.	8,874	91,499
	NI Steel Co. Ltd.	6,459	24,854
	NICE Holdings Co. Ltd.	9,918	107,380
	Nice Information & Telecommunication, Inc.	2,947	57,449
	NICE Information Service Co. Ltd.	14,058	170,959
	NICE Total Cash Management Co. Ltd.	7,593	29,655
*	NK Co. Ltd.	30,243	22,500
	Nong Shim Holdings Co. Ltd.	900	47,001
	Nong Woo Bio Co. Ltd.	3,988	31,085
	NongShim Co. Ltd.	1,039	223,627
	Noroo Holdings Co. Ltd.	1,493	12,837
	NOROO Paint & Coatings Co. Ltd.	4,323	30,295
	NOVAREX Co. Ltd.	1,431	35,288
	NPC	7,683	56,081
*	nTels Co. Ltd.	2,635	12,216
	Oceanbridge Co. Ltd.	1,416	13,879

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	OCI Co. Ltd.	7,582	$717,668
	Okong Corp.	7,450	22,034
*	Omnisystem Co. Ltd.	14,815	29,460
	Openbase, Inc.	7,316	16,883
	Opto Device Technology Co. Ltd.	5,298	22,873
	OptoElectronics Solutions Co. Ltd.	1,981	35,598
*	OPTRON-TEC, Inc.	3,712	15,570
	OPTUS Pharmaceutical Co. Ltd.	4,848	23,415
	Orion Corp.	5,556	430,111
	Orion Holdings Corp.	12,345	143,151
	Osstem Implant Co. Ltd.	3,537	302,485
*††	Osung Advanced Materials Co. Ltd.	28,148	34,939
	Ottogi Corp.	545	188,494
	Paik Kwang Industrial Co. Ltd.	13,688	46,577
*	Pan Entertainment Co. Ltd.	4,819	13,461
	Pan Ocean Co. Ltd.	102,523	446,276
*	PANAGENE, Inc.	6,561	15,799
	Pang Rim Co. Ltd.	7,976	21,256
*	Pan-Pacific Co. Ltd.	13,908	19,584
	Park Systems Corp.	1,226	94,075
#	Partron Co. Ltd.	20,598	137,115
	Paseco Co. Ltd.	1,867	21,556
#*	Pearl Abyss Corp.	1,494	61,550
	People & Technology, Inc.	6,697	236,979
	PHA Co. Ltd.	3,537	21,472
*	PharmAbcine	3,500	9,471
	PharmaResearch Co. Ltd.	1,521	85,229
*	PharmGen Science, Inc.	4,625	27,059
*	Pharmicell Co. Ltd.	6,363	56,525
*	Philoptics Co. Ltd.	3,684	20,752
	PI Advanced Materials Co. Ltd.	5,680	163,240
	PJ Electronics Co. Ltd.	1,293	7,665
*	PLAYWITH, Inc.	1,337	8,730
	Point Engineering Co. Ltd.	7,357	14,946
*	Polaris Office Corp.	9,317	10,578
	POSCO Chemical Co. Ltd.	670	67,999
	Posco ICT Co. Ltd.	6,316	28,375
	Posco M-Tech Co. Ltd.	4,984	23,509
	POSCO Steeleon Co. Ltd.	1,417	40,593
*	Power Logics Co. Ltd.	9,956	47,838
*	PowerNet Technologies Corp.	10,102	31,782
	Protec Co. Ltd.	1,743	33,052
#	PSK, Inc.	3,774	115,475
	Pulmuone Co. Ltd.	5,745	59,870
*	Q Capital Partners Co. Ltd.	69,859	30,412
	QSI Co. Ltd.	1,365	13,316
*	RaonSecure Co. Ltd.	7,286	16,406
	Rayence Co. Ltd.	1,915	15,602
*††	Redrover Co. Ltd.	5,364	1,417
*	Remed Co. Ltd.	928	10,288
	Reyon Pharmaceutical Co. Ltd.	1,169	23,680
	RFHIC Corp.	3,423	60,418
*	RFTech Co. Ltd.	10,996	45,826
	RN2 Technologies Co. Ltd.	1,205	7,363
*	Robostar Co. Ltd.	1,376	20,914
*	Robotis Co. Ltd.	1,333	22,121
	Rsupport Co. Ltd.	6,747	28,494
	S Net Systems, Inc.	4,714	21,122
	S&S Tech Corp.	1,744	28,273

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	S.Y. Co. Ltd.	14,170	$38,802
	S-1 Corp.	5,817	285,474
	Sajo Industries Co. Ltd.	851	28,609
	Sajodaerim Corp.	1,835	35,348
*	Sajodongaone Co. Ltd.	20,377	22,411
	Sam Young Electronics Co. Ltd.	4,997	41,694
	Sam Yung Trading Co. Ltd.	6,134	64,519
	Sambo Corrugated Board Co. Ltd.	2,855	21,980
	Sambo Motors Co. Ltd.	3,769	12,921
*	Sambu Engineering & Construction Co. Ltd.	47,943	74,603
	Samchully Co. Ltd.	376	53,533
	Samchuly Bicycle Co. Ltd.	2,321	13,744
	Samho Development Co. Ltd.	8,183	25,462
	SAMHWA Paints Industrial Co. Ltd.	4,793	25,989
	Samick Musical Instruments Co. Ltd.	25,745	31,656
	Samick THK Co. Ltd.	2,406	24,887
*	Samil C&S Co. Ltd.	1,823	10,656
	Samil Pharmaceutical Co. Ltd.	2,526	15,852
	Samji Electronics Co. Ltd.	5,168	41,887
	Samjin LND Co. Ltd.	5,897	15,586
	Samjin Pharmaceutical Co. Ltd.	2,325	44,164
	Samkee Corp.	18,711	49,267
	Sammok S-Form Co. Ltd.	1,703	25,986
*Ω	Samsung Biologics Co. Ltd.	744	495,554
	Samsung C&T Corp.	9,908	919,796
	Samsung Card Co. Ltd.	6,778	167,259
	Samsung Climate Control Co. Ltd.	2,698	21,547
	Samsung Electro-Mechanics Co. Ltd.	15,055	1,657,847
	Samsung Electronics Co. Ltd., GDR	12,976	15,217,104
	Samsung Electronics Co. Ltd.	753,962	35,688,898
*	Samsung Engineering Co. Ltd.	37,210	563,227
	Samsung Fire & Marine Insurance Co. Ltd.	10,710	1,627,084
*	Samsung Heavy Industries Co. Ltd.	90,932	394,209
	Samsung Life Insurance Co. Ltd.	11,553	540,066
*	Samsung Pharmaceutical Co. Ltd.	10,916	29,152
	Samsung Publishing Co. Ltd.	1,669	34,078
	Samsung SDI Co. Ltd.	2,779	1,221,350
	Samsung SDS Co. Ltd.	5,294	555,274
	Samsung Securities Co. Ltd.	23,426	631,870
	SAMT Co. Ltd.	30,367	88,247
	Samwha Capacitor Co. Ltd.	1,974	65,334
	Samyang Corp.	1,532	49,870
	Samyang Foods Co. Ltd.	1,461	115,987
	Samyang Holdings Corp.	2,127	123,190
	Samyang Packaging Corp.	2,637	39,373
	Samyang Tongsang Co. Ltd.	846	34,983
*	Samyoung Chemical Co. Ltd.	8,737	20,387
	Sang-A Frontec Co. Ltd.	981	24,037
*	Sangbo Corp.	15,421	18,510
	Sangsangin Co. Ltd.	19,745	138,216
	Sangsin Energy Display Precision Co. Ltd.	3,457	47,773
	SaraminHR Co. Ltd.	2,279	59,889
	Satrec Initiative Co. Ltd.	829	22,641
	SAVEZONE I&C Corp.	8,459	19,339
*	SBI Investment Korea Co. Ltd.	24,785	28,069
*	SBW	103,748	44,602
*	SC Engineering Co. Ltd.	4,812	7,947
*	S-Connect Co. Ltd.	11,927	11,044
*	SDN Co. Ltd.	13,861	28,769

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seah Besteel Holdings Corp.	7,225	$86,622
	SeAH Holdings Corp.	419	31,305
	SeAH Steel Corp.	565	68,760
	SeAH Steel Holdings Corp.	1,239	147,668
	Sebang Co. Ltd.	6,012	54,461
	Sebang Global Battery Co. Ltd.	2,504	104,242
	Seegene, Inc.	11,497	352,630
	Segyung Hitech Co. Ltd.	3,272	52,388
*	Seha Corp.	11,266	12,196
	Sejin Heavy Industries Co. Ltd.	2,811	14,002
	Sejong Industrial Co. Ltd.	9,479	44,382
	Sejong Telecom, Inc.	76,162	48,169
*	Sekonix Co. Ltd.	1,677	10,331
	Sempio Foods Co.	730	20,857
*	S-Energy Co. Ltd.	6,724	22,919
	Seobu T&D	13,952	85,934
	Seohan Co. Ltd.	57,673	61,861
	Seohee Construction Co. Ltd.	59,699	67,321
	Seojin System Co. Ltd.	11,528	142,419
	Seoul Auction Co. Ltd.	2,218	34,111
	Seoul City Gas Co. Ltd.	276	51,058
*	Seoul Food Industrial Co. Ltd.	82,907	16,168
	Seoul Semiconductor Co. Ltd.	20,492	178,909
#	Seoul Viosys Co. Ltd.	3,758	22,420
	Seowon Co. Ltd.	8,892	10,298
	SEOWONINTECH Co. Ltd.	3,074	13,708
	Seoyon Co. Ltd.	6,326	34,246
	Seoyon E-Hwa Co. Ltd.	6,625	45,525
*	Sewon E&C Co. Ltd.	61,235	42,063
††	Sewon Precision Industry Co. Ltd.	1,917	2,238
	Sewoon Medical Co. Ltd.	4,473	12,070
#	SFA Engineering Corp.	8,043	262,366
*	SFA Semicon Co. Ltd.	21,218	89,778
	S-Fuelcell Co. Ltd.	622	10,836
*	SG Corp.	28,911	13,145
	SGC e Tec E&C Co. Ltd.	913	31,825
	SGC Energy Co. Ltd.	4,711	126,845
	SH Energy & Chemical Co. Ltd.	21,194	16,948
	Shin Heung Energy & Electronics Co. Ltd.	1,521	64,233
	Shindaeyang Paper Co. Ltd.	955	65,170
	Shinhan Financial Group Co. Ltd.	98,685	2,717,716
	Shinhan Financial Group Co. Ltd., ADR	2,215	60,935
	Shinil Electronics Co. Ltd.	12,080	19,144
	Shinsegae Engineering & Construction Co. Ltd.	1,248	25,107
	Shinsegae Food Co. Ltd.	929	42,977
	Shinsegae Information & Communication Co. Ltd.	2,500	27,224
	Shinsegae International, Inc.	5,145	121,899
	Shinsegae, Inc.	2,893	487,607
	Shinsung Delta Tech Co. Ltd.	3,992	35,549
*	Shinsung E&G Co. Ltd.	25,750	41,114
*	Shinsung Tongsang Co. Ltd.	14,220	33,946
*	Shinwha Intertek Corp.	10,654	40,603
*	Shinwon Construction Co. Ltd.	985	5,635
	Shinwon Corp.	22,329	29,493
	Shinyoung Securities Co. Ltd.	1,754	75,540
*	Showbox Corp.	5,069	20,626
*	Signetics Corp.	21,612	29,791
	SIGONG TECH Co. Ltd.	4,127	17,533
	Silla Co. Ltd.	2,472	20,369

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Simmtech Co. Ltd.	8,384	$262,673
	SIMMTECH HOLDINGS Co. Ltd.	14,346	44,097
	SIMPAC, Inc.	9,760	48,808
	Sindoh Co. Ltd.	2,207	53,867
	Sinil Pharm Co. Ltd.	3,300	24,787
	SJ Group Co. Ltd.	1,859	31,341
*	SK Biopharmaceuticals Co. Ltd.	1,054	63,367
	SK Chemicals Co. Ltd.	4,145	336,037
	SK D&D Co. Ltd.	5,388	106,987
	SK Discovery Co. Ltd.	4,939	137,015
	SK Gas Ltd.	1,450	125,838
	SK Hynix, Inc.	143,596	10,855,398
*	SK Innovation Co. Ltd.	8,456	1,225,048
*	SK Rent A Car Co. Ltd.	4,337	28,417
	SK Securities Co. Ltd.	170,647	100,154
	SK Telecom Co. Ltd.	3,820	157,672
	SK Telecom Co. Ltd., Sponsored ADR	1,260	28,884
	SKC Co. Ltd.	3,272	343,914
#	SL Corp.	8,770	212,106
*	SM Culture & Contents Co. Ltd.	6,924	19,095
	SM Entertainment Co. Ltd.	3,145	167,995
*	SM Life Design Group Co. Ltd.	9,541	17,123
*††	S-MAC Co. Ltd.	16,063	31,391
	SMCore, Inc.	1,609	8,616
	SNT Holdings Co. Ltd.	3,470	41,985
	SNT Motiv Co. Ltd.	3,891	131,976
*	SNU Precision Co. Ltd.	5,420	12,770
	S-Oil Corp.	14,598	1,040,477
*	Solborn, Inc.	7,338	23,790
*	Solid, Inc.	6,498	26,451
	Solus Advanced Materials Co. Ltd.	731	23,608
	Songwon Industrial Co. Ltd.	7,797	113,862
*	Sonid, Inc.	7,364	20,245
	Soosan Heavy Industries Co. Ltd.	4,596	10,962
	Soulbrain Co. Ltd.	1,463	263,101
	Soulbrain Holdings Co. Ltd.	2,191	35,847
	SPC Samlip Co. Ltd.	1,112	67,768
	Speco Co. Ltd.	1,997	9,456
	SPG Co. Ltd.	2,271	25,819
	Spigen Korea Co. Ltd.	1,896	55,658
#*††	Ssangyong Motor Co.	26,548	10,614
	ST Pharm Co. Ltd.	811	56,553
	STIC Investments, Inc.	15,251	95,546
*	Straffic Co. Ltd.	5,984	19,147
*	Studio Dragon Corp.	1,860	109,595
*	STX Heavy Industries Co. Ltd.	9,103	29,805
	Suheung Co. Ltd.	2,902	81,134
	Sun Kwang Co. Ltd.	1,909	138,437
	Sung Bo Chemicals Co. Ltd.	5,109	14,316
	Sung Kwang Bend Co. Ltd.	7,865	67,616
*	Sungchang Enterprise Holdings Ltd.	19,774	32,133
	Sungdo Engineering & Construction Co. Ltd.	5,174	22,282
	Sungwoo Hitech Co. Ltd.	25,725	106,494
	Sunjin Co. Ltd.	6,600	54,971
*	Sunny Electronics Corp.	5,164	11,278
*	Suprema, Inc.	1,914	35,132
	SurplusGLOBAL, Inc.	4,779	13,593
	SV Investment Corp.	9,883	22,482
*	Synergy Innovation Co. Ltd.	8,081	25,410

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Synopex, Inc.	19,341	$50,372
	Systems Technology, Inc.	3,599	46,807
	Tae Kyung Industrial Co. Ltd.	6,615	32,216
	Taekwang Industrial Co. Ltd.	146	101,240
	Taekyung BK Co. Ltd.	10,721	35,817
*††	Taewoong Co. Ltd.	3,088	24,701
	Taeyoung Engineering & Construction Co. Ltd.	11,082	58,585
#*	Taihan Electric Wire Co. Ltd.	26,231	35,658
*	Taihan Fiberoptics Co. Ltd.	11,246	22,137
*	Taihan Textile Co. Ltd.	662	24,970
	Tailim Packaging Co. Ltd.	8,783	23,009
	TCC Steel	2,645	28,624
	TechWing, Inc.	4,186	56,418
*	Tego Science, Inc.	1,108	17,655
*	Telcon RF Pharmaceutical, Inc.	10,989	12,459
	Telechips, Inc.	2,641	31,326
*	TERA SCIENCE Co. Ltd.	12,314	16,519
	TES Co. Ltd.	5,610	90,688
*	Thinkware Systems Corp.	2,170	25,485
*	TK Chemical Corp.	6,958	22,818
	TK Corp.	8,069	81,265
*	Tkg Aikang Co. Ltd.	3,986	5,493
	TKG Huchems Co. Ltd.	7,658	118,715
*	TLI, Inc.	978	5,326
	Tokai Carbon Korea Co. Ltd.	2,058	203,467
	Tongyang Life Insurance Co. Ltd.	24,537	102,204
	Tongyang, Inc.	72,698	67,106
*	Top Engineering Co. Ltd.	5,710	27,721
*	Toptec Co. Ltd.	9,669	55,072
	Tovis Co. Ltd.	6,399	44,920
	Tplex Co. Ltd.	6,418	22,126
	TS Corp.	19,785	46,943
*	TS Nexgen Co. Ltd.	20,719	18,809
	TSE Co. Ltd.	922	47,015
*	Tuksu Construction Co. Ltd.	3,773	26,020
*	TY Holdings Co. Ltd.	10,953	155,797
	TYM Corp.	22,702	48,365
	UBCare Co. Ltd.	6,063	28,658
	Ubiquoss Holdings, Inc.	2,043	25,435
	Ubiquoss, Inc.	2,176	28,226
*	Ubivelox, Inc.	959	11,939
	Uju Electronics Co. Ltd.	2,257	38,189
	Uni-Chem Co. Ltd.	14,724	13,471
*	Unick Corp.	5,333	27,989
	Unid Co. Ltd.	2,657	197,281
	Union Materials Corp.	5,948	11,822
	Union Semiconductor Equipment & Materials Co. Ltd.	11,469	67,876
	Uniquest Corp.	7,226	52,205
*	Unison Co. Ltd.	14,537	28,269
*	Unitekno Co. Ltd.	2,767	12,381
*	UniTest, Inc.	2,184	32,252
	UTI, Inc.	1,284	24,837
	Value Added Technology Co. Ltd.	2,860	72,989
*	Very Good Tour Co. Ltd.	2,162	16,071
	Viatron Technologies, Inc.	4,608	32,748
*	Vidente Co. Ltd.	19,231	175,713
	Vieworks Co. Ltd.	1,745	55,209
*	Vina Tech Co. Ltd.	533	17,907
	Visang Education, Inc.	4,557	22,941

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Vitzro Tech Co. Ltd.	4,197	$23,289
	Vitzrocell Co. Ltd.	4,814	43,761
*	Vivien Corp.	5,609	7,790
*	VT GMP Co. Ltd.	7,135	29,843
	Webcash Corp.	2,311	29,609
*	Webzen, Inc.	6,131	92,424
	Welcron Co. Ltd.	5,529	15,528
*	Wellbiotec Co. Ltd.	12,974	18,241
	Wemade Co. Ltd.	1,432	65,635
*	Wemade Play Co. Ltd.	1,704	29,539
	Whanin Pharmaceutical Co. Ltd.	4,006	52,923
*	WI Co. Ltd.	21,878	16,855
	Wiable Corp.	6,413	13,414
*	WillBes & Co.	38,081	28,947
	Winix, Inc.	2,109	20,079
*	Winpac, Inc.	9,832	10,965
	Wins Co. Ltd.	1,654	18,491
	Wise Itech Co. Ltd.	1,235	10,821
	WiSoL Co. Ltd.	10,907	75,080
*	WIZIT Co. Ltd.	46,770	38,650
*	WONIK CUBE Corp.	13,425	27,745
*	Wonik Holdings Co. Ltd.	21,371	66,634
	WONIK IPS Co. Ltd.	8,539	208,140
	Wonik Materials Co. Ltd.	2,746	67,443
*	Wonik Pne Co. Ltd.	1,529	24,954
	Wonik QnC Corp.	6,335	125,339
*	WooGene B&G Co. Ltd.	5,150	8,247
	Woojin, Inc.	3,958	39,742
*	Woongjin Co. Ltd.	13,036	15,235
	Woongjin Thinkbig Co. Ltd.	27,380	53,754
*	Wooree Bio Co. Ltd.	19,822	58,689
*	Woori Financial Group, Inc., Sponsored ADR	291	8,046
	Woori Financial Group, Inc.	150,693	1,382,862
	Woori Investment Bank Co. Ltd.	193,477	136,218
*	Woori Technology, Inc.	17,387	28,213
	Woorison F&G Co. Ltd.	18,507	27,313
	Woory Industrial Co. Ltd.	2,406	28,831
*	Woosu AMS Co. Ltd.	5,550	17,038
	WooSung Co. Ltd.	1,480	28,160
*	Woowon Development Co. Ltd.	5,296	17,368
	Worldex Industry & Trading Co. Ltd.	3,984	62,033
	Y G-1 Co. Ltd.	8,490	46,647
	YAS Co. Ltd.	1,977	14,692
*	Y-entec Co. Ltd.	3,853	30,939
	Yesco Holdings Co. Ltd.	755	20,733
*	Yest Co. Ltd.	2,384	15,973
	YG Entertainment, Inc.	1,286	54,734
*	YG PLUS	3,947	19,161
*	YIK Corp.	8,752	29,357
*	YJM Games Co. Ltd.	7,752	12,757
	YMC Co. Ltd.	3,514	16,734
	YMT Co. Ltd.	2,063	24,370
	Yonwoo Co. Ltd.	1,485	20,032
	Yoosung Enterprise Co. Ltd.	10,361	23,534
	Youlchon Chemical Co. Ltd.	2,621	47,343
	Young Poong Corp.	189	79,890
	Young Poong Precision Corp.	4,334	29,036
	Youngone Corp.	10,751	334,556
	Youngone Holdings Co. Ltd.	3,354	124,012

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	YoungWoo DSP Co. Ltd.	13,510	$15,940
	Yuanta Securities Korea Co. Ltd.	49,301	109,732
	YuHwa Securities Co. Ltd.	13,635	25,878
	Yuyu Pharma, Inc.	4,743	24,950
	Zeus Co. Ltd.	3,176	63,609
	Zinus, Inc.	2,859	104,536
TOTAL SOUTH KOREA			189,248,172
TAIWAN — (19.2%)
	104 Corp.	3,000	18,860
	ABC Taiwan Electronics Corp.	22,000	16,459
	Abico Avy Co. Ltd.	64,054	44,817
	Ability Enterprise Co. Ltd.	114,508	96,064
*	Ability Opto-Electronics Technology Co. Ltd.	19,528	51,752
	AcBel Polytech, Inc.	183,685	197,587
#	Accton Technology Corp.	113,858	950,244
#	Acer, Inc.	1,128,287	856,063
	ACES Electronic Co. Ltd.	60,117	78,872
*	Acon Holding, Inc.	61,000	24,097
	Acter Group Corp. Ltd.	20,267	129,391
	Action Electronics Co. Ltd.	103,000	44,352
#	ADATA Technology Co. Ltd.	64,605	126,447
	Addcn Technology Co. Ltd.	11,830	78,701
	Advanced Analog Technology, Inc.	7,000	12,213
	Advanced Ceramic X Corp.	21,000	131,201
	Advanced Energy Solution Holding Co. Ltd.	3,000	107,495
	Advanced International Multitech Co. Ltd.	57,000	156,569
*	Advanced Optoelectronic Technology, Inc.	49,000	33,025
	Advanced Power Electronics Corp.	29,000	108,297
	Advanced Wireless Semiconductor Co.	47,000	113,512
	Advancetek Enterprise Co. Ltd.	122,908	93,070
#	Advantech Co. Ltd.	46,058	529,864
	AEON Motor Co. Ltd.	22,000	33,433
	AGV Products Corp.	230,172	84,107
	Airmate Cayman International Co. Ltd.	17,678	10,617
#	Airtac International Group	36,382	997,293
	Alchip Technologies Ltd.	23,000	546,593
#	Alcor Micro Corp.	15,000	19,102
#	Alexander Marine Co. Ltd.	6,000	40,359
*	ALI Corp.	67,632	55,968
	All Ring Tech Co. Ltd.	14,000	35,957
	Allied Circuit Co. Ltd.	9,000	32,692
	Allis Electric Co. Ltd.	71,761	82,170
	Alltek Technology Corp.	71,813	83,911
	Alltop Technology Co. Ltd.	17,751	90,009
	Alpha Networks, Inc.	91,272	95,672
	Altek Corp.	110,727	139,874
#	Amazing Microelectronic Corp.	33,782	132,788
*	Ambassador Hotel	110,000	121,033
	AMICCOM Electronics Corp.	16,000	18,071
	Ampire Co. Ltd.	42,000	36,938
	Ample Electronic Technology Co. Ltd.	9,000	16,344
	AMPOC Far-East Co. Ltd.	46,000	66,049
	AmTRAN Technology Co. Ltd.	354,396	144,567
	Anji Technology Co. Ltd.	17,000	31,460
#	Anpec Electronics Corp.	26,317	110,868
	Apac Opto Electronics, Inc.	36,000	40,804
	Apacer Technology, Inc.	40,506	53,846
	APAQ Technology Co. Ltd.	24,422	32,947

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	APCB, Inc.	77,000	$44,927
	Apex Biotechnology Corp.	48,477	45,256
	Apex International Co. Ltd.	68,868	141,349
	Apex Science & Engineering	68,848	23,930
	Apogee Optocom Co. Ltd.	10,000	20,504
	Arcadyan Technology Corp.	64,755	269,920
#	Ardentec Corp.	287,411	396,585
	Argosy Research, Inc.	27,558	68,083
	ASE Technology Holding Co. Ltd., ADR	88,085	518,818
	ASE Technology Holding Co. Ltd.	802,089	2,337,321
	Asia Cement Corp.	593,696	823,816
	Asia Electronic Material Co. Ltd.	44,000	25,264
#	Asia Optical Co., Inc.	98,000	206,333
*	Asia Pacific Telecom Co. Ltd.	921,139	211,652
*	Asia Plastic Recycling Holding Ltd.	120,857	24,733
#	Asia Polymer Corp.	198,385	172,434
	Asia Tech Image, Inc.	26,000	45,433
#	Asia Vital Components Co. Ltd.	159,278	631,781
#	ASIX Electronics Corp.	16,000	71,015
	ASMedia Technology, Inc.	3,312	108,603
	ASolid Technology Co. Ltd.	9,000	25,531
#	ASPEED Technology, Inc.	7,258	468,458
	ASROCK, Inc.	23,000	77,534
#	Asustek Computer, Inc.	174,996	1,650,847
	Aten International Co. Ltd.	45,000	111,804
	AU Optronics Corp., Sponsored ADR	37,101	213,702
#	AU Optronics Corp.	3,473,000	1,559,514
	Audix Corp.	42,800	67,942
#	AURAS Technology Co. Ltd.	34,000	201,566
	Aurona Industries, Inc.	42,000	25,679
	Aurora Corp.	23,585	67,397
	Aurotek Corp.	13,000	9,737
	Avalue Technology, Inc.	19,000	41,497
	Aver Information, Inc.	20,000	28,817
	Avermedia Technologies	20,000	14,996
*	Avision, Inc.	55,000	24,209
	Awea Mechantronic Co. Ltd.	13,230	13,659
	Axiomtek Co. Ltd.	24,000	48,480
*	Azurewave Technologies, Inc.	65,000	41,459
	Bafang Yunji International Co. Ltd.	25,000	123,925
	Bank of Kaohsiung Co. Ltd.	228,121	101,620
	Baolong International Co. Ltd.	45,000	26,991
	Basso Industry Corp.	69,000	96,991
	BenQ Materials Corp.	83,000	86,864
#	BES Engineering Corp.	647,000	191,200
*	Billion Electric Co. Ltd.	42,000	25,606
	Bin Chuan Enterprise Co. Ltd.	53,650	46,141
	Bionet Corp.	17,000	23,423
#	Biostar Microtech International Corp.	54,000	27,208
	Bioteque Corp.	32,010	112,801
	Bizlink Holding, Inc.	43,807	472,493
	Bon Fame Co. Ltd.	7,000	14,672
	Bora Pharmaceuticals Co. Ltd.	13,000	102,494
	Brave C&H Supply Co. Ltd.	9,000	22,487
	Bright Led Electronics Corp.	47,100	25,393
	Brighten Optix Corp.	2,000	14,739
	Brighton-Best International Taiwan, Inc.	204,331	235,708
	Browave Corp.	30,000	52,224
	C Sun Manufacturing Ltd.	72,062	106,569

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Calin Technology Co. Ltd.	8,000	$11,411
*	Cameo Communications, Inc.	95,044	28,073
	Capital Futures Corp.	43,629	51,633
	Capital Securities Corp.	773,902	295,798
	Career Technology MFG. Co. Ltd.	239,126	182,114
	Carnival Industrial Corp.	71,499	24,175
	Casing Macron Technology Co. Ltd.	19,000	7,838
#	Castles Technology Co. Ltd.	37,064	80,166
	Caswell, Inc.	18,000	54,313
#	Catcher Technology Co. Ltd.	181,509	1,036,676
	Cathay Chemical Works	17,000	13,829
	Cathay Financial Holding Co. Ltd.	1,331,486	2,031,257
	Cathay Real Estate Development Co. Ltd.	278,300	153,502
	Cayman Engley Industrial Co. Ltd.	18,785	36,668
	Celxpert Energy Corp.	37,000	39,580
#	Center Laboratories, Inc.	160,664	314,673
	Central Reinsurance Co. Ltd.	72,300	50,666
#	Century Iron & Steel Industrial Co. Ltd.	52,000	177,842
	Chailease Holding Co. Ltd.	278,789	1,982,682
	Chain Chon Industrial Co. Ltd.	88,516	50,411
	ChainQui Construction Development Co. Ltd.	41,171	20,631
	Champion Building Materials Co. Ltd.	130,000	41,516
	Champion Microelectronic Corp.	21,600	35,642
#	Chang Hwa Commercial Bank Ltd.	891,645	530,917
	Chang Wah Electromaterials, Inc.	148,240	164,789
	Chang Wah Technology Co. Ltd.	47,000	122,007
	Channel Well Technology Co. Ltd.	94,000	103,833
	Charoen Pokphand Enterprise	85,160	223,566
	CHC Healthcare Group	49,000	59,950
	CHC Resources Corp.	43,379	67,617
	Chen Full International Co. Ltd.	46,000	56,484
	Chenbro Micom Co. Ltd.	27,000	62,662
	Cheng Loong Corp.	404,480	366,497
	Cheng Mei Materials Technology Corp.	280,250	87,573
	Cheng Shin Rubber Industry Co. Ltd.	684,808	812,694
	Cheng Uei Precision Industry Co. Ltd.	202,159	220,114
	Chenming Electronic Technology Corp.	64,000	30,475
	Chi Hua Fitness Co. Ltd.	5,000	8,306
	Chia Chang Co. Ltd.	52,000	67,668
#	Chia Hsin Cement Corp.	214,000	130,766
	Chian Hsing Forging Industrial Co. Ltd.	22,000	25,055
	Chicony Electronics Co. Ltd.	190,350	504,790
	Chicony Power Technology Co. Ltd.	73,731	180,143
	Chief Telecom, Inc.	6,000	60,214
	Chieftek Precision Co. Ltd.	28,250	70,172
	Chien Kuo Construction Co. Ltd.	80,540	36,802
	Chien Shing Harbour Service Co. Ltd.	31,000	35,572
	Chime Ball Technology Co. Ltd.	10,565	12,636
	China Airlines Ltd.	1,257,062	960,544
#	China Bills Finance Corp.	351,000	188,291
	China Chemical & Pharmaceutical Co. Ltd.	121,000	85,908
#	China Development Financial Holding Corp.	3,504,999	1,517,282
	China Ecotek Corp.	10,000	13,635
#	China Electric Manufacturing Corp.	127,170	81,544
	China Fineblanking Technology Co. Ltd.	14,604	18,553
#	China General Plastics Corp.	204,602	172,539
	China Glaze Co. Ltd.	60,680	24,249
	China Man-Made Fiber Corp.	585,965	152,353
	China Metal Products	143,190	140,819

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China Motor Corp.	114,600	$194,283
#	China Petrochemical Development Corp.	1,777,033	608,356
	China Steel Chemical Corp.	67,227	262,704
#	China Steel Corp.	2,257,940	2,102,292
	China Wire & Cable Co. Ltd.	36,120	33,190
	Chinese Maritime Transport Ltd.	35,120	47,984
	Ching Feng Home Fashions Co. Ltd.	58,000	35,825
	Chin-Poon Industrial Co. Ltd.	192,113	183,391
#	Chipbond Technology Corp.	368,000	674,449
	ChipMOS Technologies, Inc.	313,594	372,489
	ChipMOS Technologies, Inc., ADR	3,460	82,994
	Chlitina Holding Ltd.	25,000	154,390
	Chong Hong Construction Co. Ltd.	83,361	202,041
#	Chroma ATE, Inc.	57,466	331,784
	Chun YU Works & Co. Ltd.	63,000	49,768
	Chun Yuan Steel Industry Co. Ltd.	200,999	105,897
	Chung Hsin Electric & Machinery Manufacturing Corp.	205,000	400,216
#	Chung Hung Steel Corp.	372,889	315,869
	Chung Hwa Food Industrial Co. Ltd.	16,700	56,973
	Chung Hwa Pulp Corp.	196,246	111,422
	Chunghwa Precision Test Tech Co. Ltd.	9,000	137,495
	Chunghwa Telecom Co. Ltd., Sponsored ADR	16,202	650,834
	Chunghwa Telecom Co. Ltd.	255,800	1,037,939
	Cleanaway Co. Ltd.	34,000	198,087
	Clevo Co.	175,869	186,149
	CMC Magnetics Corp.	512,907	129,058
#	C-Media Electronics, Inc.	24,000	48,776
	CoAsia Electronics Corp.	39,000	17,077
	Collins Co. Ltd.	30,000	20,056
	Compal Broadband Networks, Inc.	11,000	9,761
	Compal Electronics, Inc.	1,182,086	902,734
	Compeq Manufacturing Co. Ltd.	313,000	512,980
	Compucase Enterprise	38,000	37,568
	Concord International Securities Co. Ltd.	51,940	18,160
	Concord Securities Co. Ltd.	229,912	75,013
	Continental Holdings Corp.	188,250	183,822
	Contrel Technology Co. Ltd.	70,000	36,310
	Coremax Corp.	22,852	93,705
#	Coretronic Corp.	171,600	309,183
	Co-Tech Development Corp.	97,541	138,360
	Cowealth Medical Holding Co. Ltd.	27,216	23,470
	Coxon Precise Industrial Co. Ltd.	33,000	14,093
	Creative Sensor, Inc.	30,000	20,975
	Crowell Development Corp.	58,000	36,787
	CTBC Financial Holding Co. Ltd.	3,122,612	2,399,008
	CTCI Corp.	246,555	366,417
*	C-Tech United Corp.	21,946	12,449
	CviLux Corp.	40,902	49,426
	CX Technology Co. Ltd.	30,000	29,677
	Cyberlink Corp.	18,356	55,191
	CyberPower Systems, Inc.	24,000	57,634
#	CyberTAN Technology, Inc.	144,576	147,718
	Cypress Technology Co. Ltd.	19,048	39,124
	Cystech Electronics Corp.	8,000	21,227
	DA CIN Construction Co. Ltd.	139,000	139,461
	Dadi Early-Childhood Education Group Ltd.	6,825	26,648
	Dafeng TV Ltd.	28,396	45,822
#	Da-Li Development Co. Ltd.	171,161	157,315
*	Danen Technology Corp.	30,000	12,480

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Darfon Electronics Corp.	117,000	$157,251
*	Darwin Precisions Corp.	202,000	68,863
	Daxin Materials Corp.	28,000	66,762
	De Licacy Industrial Co. Ltd.	131,458	62,120
	Delta Electronics, Inc.	176,940	1,538,868
#	Depo Auto Parts Ind Co. Ltd.	65,000	158,087
	DFI, Inc.	14,000	27,322
	Dimerco Data System Corp.	23,698	54,726
#	Dimerco Express Corp.	71,800	179,375
#	D-Link Corp.	255,136	147,423
	Donpon Precision, Inc.	26,000	18,839
	Dr Wu Skincare Co. Ltd.	11,000	30,302
	Draytek Corp.	26,000	26,509
	Dyaco International, Inc.	33,880	43,561
	Dynamic Electronics Co. Ltd.	141,382	98,949
#	Dynapack International Technology Corp.	70,000	172,467
	E & R Engineering Corp.	34,535	77,859
	E Ink Holdings, Inc.	26,000	171,048
#	E.Sun Financial Holding Co. Ltd.	1,828,934	1,685,889
	Eastern Media International Corp.	165,850	147,275
	Eclat Textile Co. Ltd.	33,279	455,008
	ECOVE Environment Corp.	13,000	105,693
	Edimax Technology Co. Ltd.	86,000	38,471
	Edison Opto Corp.	54,000	29,851
	Edom Technology Co. Ltd.	88,615	87,516
#	eGalax_eMPIA Technology, Inc.	30,467	63,134
	Egis Technology, Inc.	29,000	78,496
	Elan Microelectronics Corp.	137,959	502,450
*	E-Lead Electronic Co. Ltd.	7,000	17,962
	E-Lead Electronic Co. Ltd.	177	95
	E-LIFE MALL Corp.	42,000	114,055
	Elite Advanced Laser Corp.	71,928	101,187
	Elite Material Co. Ltd.	86,909	486,604
	Elite Semiconductor Microelectronics Technology, Inc.	165,000	454,364
#	Elitegroup Computer Systems Co. Ltd.	162,235	120,018
	eMemory Technology, Inc.	16,000	636,041
	Emerging Display Technologies Corp.	62,000	45,170
	Ennoconn Corp.	34,915	252,622
	Ennostar, Inc.	318,227	529,421
	EnTie Commercial Bank Co. Ltd.	218,500	104,447
*	Epileds Technologies, Inc.	43,000	24,561
	Episil Technologies, Inc.	34,000	116,987
	Episil-Precision, Inc.	39,078	110,656
	Eris Technology Corp.	5,000	36,597
*	Eslite Spectrum Corp.	9,000	13,279
	Eson Precision Ind Co. Ltd.	36,000	84,982
	Eternal Materials Co. Ltd.	395,075	424,879
#*	Etron Technology, Inc.	80,000	138,254
	Eurocharm Holdings Co. Ltd.	13,000	66,813
*	Eva Airways Corp.	823,990	945,449
*	Everest Textile Co. Ltd.	211,837	51,345
	Evergreen International Storage & Transport Corp.	240,000	234,969
	Evergreen Marine Corp. Taiwan Ltd.	908,354	2,918,885
	Evergreen Steel Corp.	75,000	158,834
#	Everlight Electronics Co. Ltd.	212,149	295,890
	Everspring Industry Co. Ltd.	63,000	30,931
	Excel Cell Electronic Co. Ltd.	40,000	33,848
	Excellence Opto, Inc.	32,000	24,872
#	Excelliance Mos Corp.	14,000	69,491

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Excelsior Medical Co. Ltd.	48,197	$103,681
	EZconn Corp.	26,250	48,160
	Far Eastern Department Stores Ltd.	445,370	282,140
	Far Eastern International Bank	905,354	342,504
	Far Eastern New Century Corp.	785,560	799,260
	Far EasTone Telecommunications Co. Ltd.	366,000	922,786
	Faraday Technology Corp.	25,000	131,876
	Farcent Enterprise Co. Ltd.	11,000	21,021
	Farglory F T Z Investment Holding Co. Ltd.	55,777	88,719
	Farglory Land Development Co. Ltd.	108,442	228,449
*	Federal Corp.	125,729	81,558
	Feedback Technology Corp.	15,400	36,874
	Feng Hsin Steel Co. Ltd.	212,550	470,688
	Feng TAY Enterprise Co. Ltd.	98,380	551,137
	FineTek Co. Ltd.	11,000	31,728
	Firich Enterprises Co. Ltd.	13,970	14,679
	First Copper Technology Co. Ltd.	17,000	16,016
#	First Financial Holding Co. Ltd.	1,435,277	1,296,462
	First Hi-Tec Enterprise Co. Ltd.	42,709	57,708
	First Hotel	107,746	50,461
	First Insurance Co. Ltd.	103,606	50,611
*	First Steamship Co. Ltd.	341,425	110,908
	FIT Holding Co. Ltd.	72,000	70,461
	Fittech Co. Ltd.	28,000	106,352
	FLEXium Interconnect, Inc.	196,001	595,751
	Flytech Technology Co. Ltd.	48,373	145,841
#	FocalTech Systems Co. Ltd.	30,963	77,281
	FOCI Fiber Optic Communications, Inc.	34,000	27,767
	Forcecon Tech Co. Ltd.	29,006	56,657
	Forest Water Environment Engineering Co. Ltd.	23,183	23,279
#	Formosa Advanced Technologies Co. Ltd.	93,000	114,608
	Formosa Chemicals & Fibre Corp.	609,378	1,428,575
	Formosa International Hotels Corp.	3,905	22,445
	Formosa Oilseed Processing Co. Ltd.	28,000	47,114
	Formosa Optical Technology Co. Ltd.	22,000	46,583
	Formosa Petrochemical Corp.	51,000	144,223
	Formosa Plastics Corp.	224,134	691,303
	Formosa Sumco Technology Corp.	15,000	86,702
	Formosa Taffeta Co. Ltd.	332,000	287,773
	Formosan Rubber Group, Inc.	101,720	70,634
	Formosan Union Chemical	148,847	120,945
	Forward Electronics Co. Ltd.	33,000	21,868
	Founding Construction & Development Co. Ltd.	77,460	44,986
	Foxconn Technology Co. Ltd.	236,536	390,294
	Foxsemicon Integrated Technology, Inc.	35,562	234,975
	Franbo Lines Corp.	46,000	32,737
	Froch Enterprise Co. Ltd.	75,713	56,429
	FSP Technology, Inc.	67,886	82,334
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,000	24,200
	Fubon Financial Holding Co. Ltd.	915,200	1,719,123
#	Fulgent Sun International Holding Co. Ltd.	68,898	392,819
	Fullerton Technology Co. Ltd.	51,000	29,856
*	Fulltech Fiber Glass Corp.	145,000	62,057
#	Fusheng Precision Co. Ltd.	37,000	228,065
	Fwusow Industry Co. Ltd.	104,756	72,059
#	G Shank Enterprise Co. Ltd.	62,382	99,473
	Gallant Precision Machining Co. Ltd.	47,000	39,582
	Gamania Digital Entertainment Co. Ltd.	56,000	111,069
*	GCS Holdings, Inc.	41,000	56,181

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	GEM Services, Inc.	23,670	$59,951
*	GEM Terminal Industrial Co. Ltd.	22,000	12,534
	Gemtek Technology Corp.	188,574	191,639
#	General Interface Solution Holding Ltd.	130,000	340,469
	General Plastic Industrial Co. Ltd.	34,384	33,776
#	Generalplus Technology, Inc.	25,000	51,260
	GeneReach Biotechnology Corp.	13,146	34,998
#	Genesys Logic, Inc.	20,000	80,505
	Genius Electronic Optical Co. Ltd.	24,979	331,806
	Genovate Biotechnology Co. Ltd.	35,420	31,553
	GeoVision, Inc.	37,264	36,866
	Getac Holdings Corp.	228,000	359,304
	GFC Ltd.	27,500	65,141
#	Giant Manufacturing Co. Ltd.	98,287	804,163
*	Giantplus Technology Co. Ltd.	140,000	51,261
#	Gigabyte Technology Co. Ltd.	207,000	639,606
	Gigasolar Materials Corp.	12,000	59,719
*	Gigastorage Corp.	39,000	28,850
	Global Brands Manufacture Ltd.	155,172	154,276
	Global Lighting Technologies, Inc.	42,000	78,096
#	Global Mixed Mode Technology, Inc.	39,000	192,913
#	Global PMX Co. Ltd.	23,000	133,385
	Global Unichip Corp.	22,000	374,367
	Globalwafers Co. Ltd.	62,000	939,196
	Globe Union Industrial Corp.	114,518	46,335
	Gloria Material Technology Corp.	210,708	219,791
*	Glotech Industrial Corp.	59,000	24,254
*	GlycoNex, Inc.	26,000	25,641
	GMI Technology, Inc.	56,300	34,724
#	Gold Circuit Electronics Ltd.	194,263	531,237
	Goldsun Building Materials Co. Ltd.	428,735	355,076
	Good Way Technology Co. Ltd.	11,000	10,849
	Good Will Instrument Co. Ltd.	29,859	25,852
	Gourmet Master Co. Ltd.	56,052	198,390
	Grand Ocean Retail Group Ltd.	42,000	21,061
	Grand Pacific Petrochemical	437,000	290,391
	Grand Process Technology Corp.	10,000	76,866
	GrandTech CG Systems, Inc.	30,450	53,963
	Grape King Bio Ltd.	59,000	261,214
	Great China Metal Industry	78,000	65,805
	Great Taipei Gas Co. Ltd.	115,000	127,199
	Great Tree Pharmacy Co. Ltd.	13,079	139,140
	Great Wall Enterprise Co. Ltd.	236,618	387,169
	Greatek Electronics, Inc.	157,000	325,334
*††	Green Energy Technology, Inc.	181,537	0
	Group Up Industrial Co. Ltd.	18,000	47,727
	GTM Holdings Corp.	63,000	51,401
	Hai Kwang Enterprise Corp.	29,000	19,836
	Hannstar Board Corp.	186,734	202,660
	HannStar Display Corp.	452,000	148,280
	HannsTouch Solution, Inc.	281,781	88,500
	Hanpin Electron Co. Ltd.	26,000	24,567
	Harmony Electronics Corp.	18,000	21,968
	Harvatek Corp.	66,052	42,680
	Heran Co. Ltd.	16,000	56,743
	Hi-Clearance, Inc.	8,107	42,006
	Highlight Tech Corp.	42,136	68,776
*	High-Tek Harness Enterprise Co. Ltd.	47,000	21,919
#	Highwealth Construction Corp.	208,709	316,659

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	HIM International Music, Inc.	13,190	$31,856
	Hiroca Holdings Ltd.	20,728	39,047
	Hitron Technology, Inc.	66,799	66,417
	Hiwin Technologies Corp.	80,911	584,884
	Hiyes International Co. Ltd.	10,000	30,930
#	Ho Tung Chemical Corp.	465,035	145,550
	Hocheng Corp.	137,300	52,472
	Holiday Entertainment Co. Ltd.	16,000	29,307
#	Holtek Semiconductor, Inc.	91,000	245,790
#	Holy Stone Enterprise Co. Ltd.	70,000	214,143
	Hon Hai Precision Industry Co. Ltd.	1,527,599	5,582,986
	Hon Hai Precision Industry Co. Ltd.,GDR	81,738	589,205
	Hong Pu Real Estate Development Co. Ltd.	80,609	57,854
	Hong TAI Electric Industrial	102,000	58,759
	Hong YI Fiber Industry Co.	68,000	42,332
	Horizon Securities Co. Ltd.	166,420	62,467
	Hota Industrial Manufacturing Co. Ltd.	72,870	199,253
	Hotai Finance Co. Ltd.	77,000	265,787
	Hotai Motor Co. Ltd.	45,000	911,382
#	Hsin Kuang Steel Co. Ltd.	117,788	139,428
	Hsin Yung Chien Co. Ltd.	18,364	63,316
	Hsing TA Cement Co.	68,000	45,181
#*	HTC Corp.	344,000	755,090
#	Hu Lane Associate, Inc.	31,679	160,588
	HUA ENG Wire & Cable Co. Ltd.	119,000	58,366
*	Hua Jung Components Co. Ltd.	70,000	23,619
	Hua Nan Financial Holdings Co. Ltd.	1,250,187	967,165
	Huaku Development Co. Ltd.	128,465	384,930
	Huang Hsiang Construction Corp.	24,000	34,686
	Hung Ching Development & Construction Co. Ltd.	75,000	62,604
#	Hung Sheng Construction Ltd.	175,200	143,883
	Huxen Corp.	28,000	45,611
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	36,792
*	Hwacom Systems, Inc.	64,000	32,057
	Hycon Technology Corp.	11,200	31,354
	IBF Financial Holdings Co. Ltd.	1,037,684	489,685
	IC Plus Corp.	14,000	20,067
	Ichia Technologies, Inc.	118,897	57,411
	I-Chiun Precision Industry Co. Ltd.	71,228	64,390
*	Ideal Bike Corp.	66,000	24,606
	IEI Integration Corp.	62,680	114,746
	Inergy Technology, Inc.	6,000	16,586
	Infortrend Technology, Inc.	110,798	55,745
#	Info-Tek Corp.	37,000	79,713
#	Innodisk Corp.	36,560	206,570
	Innolux Corp.	4,239,461	1,468,258
	Inpaq Technology Co. Ltd.	24,750	41,670
	Insyde Software Corp.	11,000	27,382
	Intai Technology Corp.	11,800	34,119
*	Integrated Service Technology, Inc.	48,345	87,934
	IntelliEPI, Inc.	9,000	21,026
	Interactive Digital Technologies, Inc.	5,000	10,485
	International CSRC Investment Holdings Co.	345,400	236,540
#	International Games System Co. Ltd.	48,000	568,912
#	Inventec Corp.	599,181	475,895
	Iron Force Industrial Co. Ltd.	18,000	37,989
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	78,018
#	ITE Technology, Inc.	82,202	188,351
	ITEQ Corp.	124,628	296,845

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
††	Jarllytec Co. Ltd.	29,000	$58,642
	Jean Co. Ltd.	51,000	19,741
	Jentech Precision Industrial Co. Ltd.	19,000	249,489
	Jess-Link Products Co. Ltd.	34,875	42,075
#	Jetway Information Co. Ltd.	38,000	31,507
	Jia Wei Lifestyle, Inc.	27,592	63,667
	Jih Lin Technology Co. Ltd.	24,000	66,920
	Jiin Yeeh Ding Enterprise Co. Ltd.	28,000	26,502
	Jinan Acetate Chemical Co. Ltd.	5,060	18,039
*	Jinli Group Holdings Ltd.	81,159	25,924
	JMC Electronics Co. Ltd.	14,000	18,766
	Jochu Technology Co. Ltd.	16,000	9,874
	Johnson Health Tech Co. Ltd.	31,000	58,118
*	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	12,722
	Jourdeness Group Ltd.	21,000	49,046
	K Laser Technology, Inc.	71,000	46,656
	Kaimei Electronic Corp.	34,484	64,169
	Kaori Heat Treatment Co. Ltd.	18,983	50,065
	Kaulin Manufacturing Co. Ltd.	53,000	25,301
	Kedge Construction Co. Ltd.	32,000	59,627
	Keding Enterprises Co. Ltd.	11,000	48,682
	KEE TAI Properties Co. Ltd.	189,226	83,690
	Kenda Rubber Industrial Co. Ltd.	276,236	356,190
	Kenmec Mechanical Engineering Co. Ltd.	83,000	84,173
#	Kerry TJ Logistics Co. Ltd.	100,000	135,254
#	Key Ware Electronics Co. Ltd.	83,994	28,338
	Keystone Microtech Corp.	9,000	62,569
#	Kindom Development Co. Ltd.	213,700	214,722
	King Chou Marine Technology Co. Ltd.	33,660	37,100
#	King Slide Works Co. Ltd.	26,050	396,825
#	King Yuan Electronics Co. Ltd.	551,529	727,566
	King's Town Bank Co. Ltd.	389,000	453,665
*	King's Town Construction Co. Ltd.	41,348	50,626
	Kinik Co.	51,000	269,796
*	Kinko Optical Co. Ltd.	61,769	64,174
#	Kinpo Electronics	526,028	227,462
#	Kinsus Interconnect Technology Corp.	85,009	389,906
	KMC Kuei Meng International, Inc.	29,761	157,271
	KNH Enterprise Co. Ltd.	45,000	24,647
	Ko Ja Cayman Co. Ltd.	20,000	29,187
	KS Terminals, Inc.	70,760	199,345
	Kung Long Batteries Industrial Co. Ltd.	30,000	139,881
	Kung Sing Engineering Corp.	254,404	58,857
	Kuo Toong International Co. Ltd.	83,625	53,534
	Kuo Yang Construction Co. Ltd.	90,366	58,655
	Kwong Lung Enterprise Co. Ltd.	41,000	61,606
	KYE Systems Corp.	108,426	35,890
	L&K Engineering Co. Ltd.	73,000	74,669
	La Kaffa International Co. Ltd.	13,000	43,786
	LAN FA Textile	107,277	32,838
#	Land Mark Optoelectronics Corp.	37,000	192,132
*	Lang, Inc.	16,000	14,635
#	Lanner Electronics, Inc.	35,813	81,786
	Largan Precision Co. Ltd.	14,306	1,003,462
	Laser Tek Taiwan Co. Ltd.	29,000	26,311
	Laster Tech Corp. Ltd.	23,821	25,527
	LCY Technology Corp.	26,000	23,429
	Leader Electronics, Inc.	67,602	25,820
#*	Leadtek Research, Inc.	6,000	7,469

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Leadtrend Technology Corp.	11,770	$27,247
#*	Lealea Enterprise Co. Ltd.	323,981	113,489
	Ledlink Optics, Inc.	15,467	11,918
*	Ledtech Electronics Corp.	35,000	13,381
	LEE CHI Enterprises Co. Ltd.	78,000	60,148
	Lelon Electronics Corp.	37,694	71,943
	Lemtech Holdings Co. Ltd.	10,115	36,188
	Leo Systems, Inc.	36,000	30,392
*	Leofoo Development Co. Ltd.	42,254	23,340
*	Li Cheng Enterprise Co. Ltd.	38,337	40,099
*	Li Peng Enterprise Co. Ltd.	213,806	58,504
	Lian HWA Food Corp.	33,208	86,968
	Lida Holdings Ltd.	31,320	30,670
	Lien Hwa Industrial Holdings Corp.	162,634	326,375
#	Ligitek Electronics Co. Ltd.	35,000	19,891
*	Lingsen Precision Industries Ltd.	208,000	118,287
	Lite-On Technology Corp.	636,395	1,396,373
	Liton Technology Corp.	32,000	33,689
*	Long Bon International Co. Ltd.	61,180	34,441
	Long Da Construction & Development Corp.	67,000	49,666
#	Longchen Paper & Packaging Co. Ltd.	364,908	189,365
	Longwell Co.	42,000	76,036
#	Lotes Co. Ltd.	18,040	423,193
	Lu Hai Holding Corp.	24,009	24,892
	Lumax International Corp. Ltd.	43,492	99,393
	Lung Yen Life Service Corp.	73,000	98,253
	Luxe Electric Co. Ltd.	28,000	15,678
	M31 Technology Corp.	5,000	43,751
	Macauto Industrial Co. Ltd.	29,000	61,545
	Machvision, Inc.	19,676	93,771
	Macroblock, Inc.	18,000	72,366
#	Macronix International Co. Ltd.	615,201	674,524
#	Makalot Industrial Co. Ltd.	101,605	481,486
#	Marketech International Corp.	36,000	137,291
	Materials Analysis Technology, Inc.	23,160	92,814
	Mayer Steel Pipe Corp.	41,259	30,612
#	Mechema Chemicals International Corp.	14,000	57,998
*	Medeon Biodesign, Inc.	11,000	24,648
#	MediaTek, Inc.	191,360	4,408,949
#*	Medigen Vaccine Biologics Corp.	28,000	192,603
	Mega Financial Holding Co. Ltd.	1,536,669	1,820,358
	Meiloon Industrial Co.	55,650	39,576
	Mercuries & Associates Holding Ltd.	216,720	128,807
#*	Mercuries Life Insurance Co. Ltd.	641,307	133,885
#	Merida Industry Co. Ltd.	31,735	245,039
	Merry Electronics Co. Ltd.	101,174	273,723
	Micro-Star International Co. Ltd.	274,233	1,085,660
	Mildef Crete, Inc.	29,000	40,900
	MIN AIK Technology Co. Ltd.	61,200	38,562
	Mirle Automation Corp.	84,805	109,290
	Mitac Holdings Corp.	467,125	441,156
	Mitake Information Corp.	6,000	9,977
*	Mobiletron Electronics Co. Ltd.	26,440	54,066
#	momo.com, Inc.	16,200	444,060
	MOSA Industrial Corp.	61,000	55,937
	Mosel Vitelic, Inc.	12,000	15,275
	MPI Corp.	48,000	147,565
	Nak Sealing Technologies Corp.	27,000	77,577
	Namchow Holdings Co. Ltd.	81,000	122,327

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Liu Enterprise Co. Ltd.	18,000	$48,889
	Nan Pao Resins Chemical Co. Ltd.	14,000	61,846
	Nan Ya Plastics Corp.	675,674	1,522,708
#	Nan Ya Printed Circuit Board Corp.	41,072	332,755
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	24,854
	Nantex Industry Co. Ltd.	122,964	176,426
#	Nanya Technology Corp.	353,000	620,164
*	National Aerospace Fasteners Corp.	21,000	43,652
	National Petroleum Co. Ltd.	45,000	72,496
	Netronix, Inc.	34,000	58,024
	New Best Wire Industrial Co. Ltd.	36,600	40,406
	New Era Electronics Co. Ltd.	33,000	18,775
*	Newmax Technology Co. Ltd.	36,000	36,531
	Nexcom International Co. Ltd.	44,000	48,274
	Nichidenbo Corp.	83,193	133,414
	Nidec Chaun-Choung Technology Corp.	7,000	24,446
	Nien Hsing Textile Co. Ltd.	58,110	45,179
	Nien Made Enterprise Co. Ltd.	47,000	451,478
#	Niko Semiconductor Co. Ltd.	17,000	36,295
	Nishoku Technology, Inc.	18,400	45,128
	Nova Technology Corp.	5,000	25,248
	Novatek Microelectronics Corp.	203,000	1,808,485
#	Nuvoton Technology Corp.	76,000	306,600
	Nyquest Technology Co. Ltd.	9,000	23,921
	O-Bank Co. Ltd.	490,362	134,054
	Ocean Plastics Co. Ltd.	95,000	104,114
	OFCO Industrial Corp.	25,000	23,046
	OK Biotech Co. Ltd.	46,000	35,005
*	Oneness Biotech Co. Ltd.	12,000	75,655
*	Optimax Technology Corp.	22,469	12,607
	Orient Semiconductor Electronics Ltd.	163,310	90,009
	Oriental Union Chemical Corp.	250,821	146,001
#	O-TA Precision Industry Co. Ltd.	43,935	169,209
	Pacific Construction Co.	143,000	44,819
	Pacific Hospital Supply Co. Ltd.	23,094	51,217
	Paiho Shih Holdings Corp.	67,675	71,632
	Pan Asia Chemical Corp.	96,000	41,769
	Pan Jit International, Inc.	99,300	217,977
	Pan-International Industrial Corp.	183,514	217,705
	Panion & BF Biotech, Inc.	22,969	94,050
	Parade Technologies Ltd.	17,400	655,255
	Paragon Technologies Co. Ltd.	30,762	19,837
	Parpro Corp.	19,000	15,253
	PChome Online, Inc.	51,000	109,179
	PCL Technologies, Inc.	16,088	43,073
	P-Duke Technology Co. Ltd.	23,442	58,536
#	Pegatron Corp.	525,037	1,093,014
	Pegavision Corp.	14,000	214,969
*	PharmaEssentia Corp.	6,000	114,052
*††	Pharmally International Holding Co. Ltd.	27,096	0
	Phison Electronics Corp.	51,000	500,273
#	Phoenix Silicon International Corp.	50,222	107,440
*	Phytohealth Corp.	63,000	40,086
	Pixart Imaging, Inc.	67,030	202,160
	Planet Technology Corp.	16,000	40,562
	Plastron Precision Co. Ltd.	59,628	25,524
	Plotech Co. Ltd.	39,100	30,345
	Polytronics Technology Corp.	22,269	49,306
	Posiflex Technology, Inc.	12,346	55,543

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pou Chen Corp.	617,144	$554,125
	Power Wind Health Industry, Inc.	8,632	36,307
#	Powerchip Semiconductor Manufacturing Corp.	1,009,000	1,196,018
#	Powertech Technology, Inc.	351,400	1,007,251
*	Powertip Technology Corp.	53,000	23,299
	Poya International Co. Ltd.	25,723	322,831
#	President Chain Store Corp.	116,000	1,096,825
	President Securities Corp.	360,872	189,392
	Primax Electronics Ltd.	205,000	479,851
*	Prime Electronics & Satellitics, Inc.	46,000	16,643
	Prince Housing & Development Corp.	455,087	175,828
	Pro Hawk Corp.	5,000	28,148
	Promate Electronic Co. Ltd.	69,000	88,776
	Prosperity Dielectrics Co. Ltd.	52,032	68,889
	P-Two Industries, Inc.	16,000	15,858
#	Qisda Corp.	328,439	314,759
	QST International Corp.	21,000	38,884
	Qualipoly Chemical Corp.	34,198	41,326
	Quang Viet Enterprise Co. Ltd.	20,000	73,218
#	Quanta Computer, Inc.	524,715	1,489,632
	Quanta Storage, Inc.	88,000	121,139
	Radiant Opto-Electronics Corp.	259,144	811,043
	Radium Life Tech Co. Ltd.	290,537	88,529
	Rafael Microelectronics, Inc.	6,024	25,403
#*	RDC Semiconductor Co. Ltd.	18,000	211,933
	Realtek Semiconductor Corp.	109,268	1,256,550
	Rechi Precision Co. Ltd.	173,173	98,057
	Reward Wool Industry Corp.	50,000	31,245
	Rexon Industrial Corp. Ltd.	74,000	81,892
	Rich Development Co. Ltd.	285,254	83,788
	RiTdisplay Corp.	10,000	13,617
*	Ritek Corp.	325,288	80,748
	Rodex Fasteners Corp.	25,000	37,297
*	Roo Hsing Co. Ltd.	282,000	27,420
	Ruentex Development Co. Ltd.	264,112	485,253
	Ruentex Engineering & Construction Co.	25,110	69,851
#	Ruentex Industries Ltd.	113,323	234,681
	Run Long Construction Co. Ltd.	66,380	146,644
	Sampo Corp.	151,200	132,577
	San Fang Chemical Industry Co. Ltd.	92,992	60,757
	San Far Property Ltd.	120,248	52,431
	San Shing Fastech Corp.	50,479	91,974
	Sanitar Co. Ltd.	24,000	26,728
	Sanyang Motor Co. Ltd.	256,684	328,193
	Savior Lifetec Corp.	119,447	64,511
	Scan-D Corp.	11,000	17,425
	SCI Pharmtech, Inc.	5,000	13,819
#	Scientech Corp.	18,000	43,823
	ScinoPharm Taiwan Ltd.	82,000	70,045
#	SDI Corp.	57,000	231,954
#	Sea & Land Integrated Corp.	29,000	38,360
	Sea Sonic Electronics Co. Ltd.	16,000	28,971
	Senao International Co. Ltd.	44,000	45,735
#	Senao Networks, Inc.	13,000	94,956
	Sensortek Technology Corp.	15,000	139,197
	Sercomm Corp.	100,000	303,840
#	Sesoda Corp.	82,315	132,065
#	Shanghai Commercial & Savings Bank Ltd.	502,000	842,714
	Shan-Loong Transportation Co. Ltd.	48,000	54,495

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sharehope Medicine Co. Ltd.	35,187	$41,385
	Sheng Yu Steel Co. Ltd.	53,000	40,713
	ShenMao Technology, Inc.	35,435	64,462
	Shih Her Technologies, Inc.	29,000	54,207
	Shih Wei Navigation Co. Ltd.	142,437	151,210
	Shihlin Electric & Engineering Corp.	137,000	291,234
*	Shihlin Paper Corp.	44,000	82,810
	Shin Foong Specialty & Applied Materials Co. Ltd.	16,000	44,827
	Shin Hsiung Natural Gas Co. Ltd.	12,000	31,881
	Shin Kong Financial Holding Co. Ltd.	3,074,244	878,770
	Shin Ruenn Development Co. Ltd.	56,335	49,422
	Shin Shin Natural Gas Co.	18,000	26,236
	Shin Zu Shing Co. Ltd.	75,630	204,800
	Shinih Enterprise Co. Ltd.	17,000	11,982
*	Shining Building Business Co. Ltd.	198,397	61,119
	Shinkong Insurance Co. Ltd.	108,000	186,360
#	Shinkong Synthetic Fibers Corp.	577,191	351,107
	Shinkong Textile Co. Ltd.	73,800	99,808
	Shiny Chemical Industrial Co. Ltd.	20,602	103,775
#	ShunSin Technology Holding Ltd.	24,000	56,362
*	Shuttle, Inc.	167,000	76,549
#	Sigurd Microelectronics Corp.	242,538	406,040
	Silergy Corp.	28,000	524,002
	Silicon Integrated Systems Corp.	253,000	168,861
	Silicon Optronics, Inc.	5,000	14,775
#	Simplo Technology Co. Ltd.	51,400	454,304
	Sinbon Electronics Co. Ltd.	41,917	389,292
	Sincere Navigation Corp.	137,240	109,369
	Singatron Enterprise Co. Ltd.	49,000	35,318
	Single Well Industrial Corp.	17,000	13,297
	Sinher Technology, Inc.	29,000	33,662
#	Sinkang Industries Co. Ltd.	25,000	15,357
	Sinmag Equipment Corp.	17,979	55,104
#	Sino-American Silicon Products, Inc.	184,000	877,841
#	Sinon Corp.	181,000	211,900
#	SinoPac Financial Holdings Co. Ltd.	1,974,222	1,118,161
	Sinopower Semiconductor, Inc.	9,000	35,095
	Sinyi Realty, Inc.	122,549	125,042
	Sirtec International Co. Ltd.	40,600	30,667
#	Sitronix Technology Corp.	38,434	216,250
	Siward Crystal Technology Co. Ltd.	79,000	98,482
	Soft-World International Corp.	25,000	61,901
	Solar Applied Materials Technology Corp.	174,339	216,218
	Solomon Technology Corp.	71,000	70,526
	Solteam, Inc.	23,300	43,461
#	Sonix Technology Co. Ltd.	77,000	149,506
	Southeast Cement Co. Ltd.	85,000	51,228
	Speed Tech Corp.	45,000	82,501
	Spirox Corp.	35,000	30,784
#	Sporton International, Inc.	33,086	226,666
	St Shine Optical Co. Ltd.	22,000	193,005
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	44,601
#	Standard Foods Corp.	209,642	299,925
	Star Comgistic Capital Co. Ltd.	8,339	6,718
	Stark Technology, Inc.	52,200	151,691
	Sun Race Sturmey-Archer, Inc.	26,000	37,097
*	Sun Yad Construction Co. Ltd.	50,000	25,480
	Sunfun Info Co. Ltd.	2,000	17,428
	Sunjuice Holdings Co. Ltd.	9,000	80,406

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunko INK Co. Ltd.	44,200	$24,036
	SunMax Biotechnology Co. Ltd.	12,000	60,156
	Sunny Friend Environmental Technology Co. Ltd.	32,000	197,269
	Sunonwealth Electric Machine Industry Co. Ltd.	92,000	119,433
	Sunplus Innovation Technology, Inc.	8,000	21,456
#	Sunplus Technology Co. Ltd.	199,000	194,365
	Sunrex Technology Corp.	50,631	65,336
	Sunspring Metal Corp.	50,625	44,856
*	Super Dragon Technology Co. Ltd.	20,000	12,728
#	Superior Plating Technology Co. Ltd.	20,000	37,261
#	Supreme Electronics Co. Ltd.	185,833	231,001
#	Swancor Holding Co. Ltd.	33,000	121,538
	Sweeten Real Estate Development Co. Ltd.	76,642	60,276
	Symtek Automation Asia Co. Ltd.	26,421	83,085
	Syncmold Enterprise Corp.	51,000	105,762
*	SYNergy ScienTech Corp.	29,000	21,049
	Synnex Technology International Corp.	278,967	517,531
	Sysage Technology Co. Ltd.	41,000	46,067
	Systex Corp.	77,000	189,232
#	TA Chen Stainless Pipe	616,082	722,277
	Ta Liang Technology Co. Ltd.	19,000	35,067
#	Ta Ya Electric Wire & Cable	210,509	168,074
	Ta Yih Industrial Co. Ltd.	16,000	18,730
	Tah Hsin Industrial Corp.	24,024	54,922
	TA-I Technology Co. Ltd.	48,936	71,698
*	Tai Tung Communication Co. Ltd.	55,227	27,082
	Taichung Commercial Bank Co. Ltd.	1,101,496	490,459
#	TaiDoc Technology Corp.	28,458	185,637
#	Taiflex Scientific Co. Ltd.	86,540	119,095
#	Taimide Tech, Inc.	46,117	61,811
	Tainan Enterprises Co. Ltd.	43,000	31,723
	Tainan Spinning Co. Ltd.	498,568	300,301
#	Tai-Saw Technology Co. Ltd.	28,000	36,763
#	Taishin Financial Holding Co. Ltd.	2,047,885	1,078,010
	TaiSol Electronics Co. Ltd.	28,000	38,043
	Taisun Enterprise Co. Ltd.	23,000	26,596
#	Taita Chemical Co. Ltd.	131,050	105,713
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	73,899
#	Taiwan Business Bank	1,489,859	618,361
	Taiwan Cement Corp.	985,868	1,279,330
	Taiwan Chelic Corp. Ltd.	7,000	13,150
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	47,671
	Taiwan Cogeneration Corp.	148,077	184,419
#	Taiwan Cooperative Financial Holding Co. Ltd.	1,358,245	1,245,288
#	Taiwan Fertilizer Co. Ltd.	197,000	422,502
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	69,593
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	95,397
	Taiwan Glass Industry Corp.	404,442	240,749
	Taiwan High Speed Rail Corp.	426,000	416,330
	Taiwan Hon Chuan Enterprise Co. Ltd.	171,455	424,822
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	99,256
*	Taiwan IC Packaging Corp.	38,000	17,226
*††	Taiwan Kolin Co. Ltd.	292,000	0
*††	Taiwan Land Development Corp.	335,217	22,504
	Taiwan Line Tek Electronic	27,000	24,540
#	Taiwan Mask Corp.	60,000	152,542
	Taiwan Mobile Co. Ltd.	273,800	929,136
	Taiwan Navigation Co. Ltd.	88,000	84,845
	Taiwan Paiho Ltd.	148,068	302,440

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan PCB Techvest Co. Ltd.	158,733	$196,802
	Taiwan Pelican Express Co. Ltd.	10,000	17,348
	Taiwan Sakura Corp.	85,600	180,954
	Taiwan Sanyo Electric Co. Ltd.	51,800	61,209
	Taiwan Secom Co. Ltd.	116,795	400,827
#	Taiwan Semiconductor Co. Ltd.	106,000	286,673
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	335,993	29,728,661
#	Taiwan Semiconductor Manufacturing Co. Ltd.	2,135,214	36,617,991
	Taiwan Shin Kong Security Co. Ltd.	120,251	157,162
	Taiwan Steel Union Co. Ltd.	9,000	25,853
	Taiwan Styrene Monomer	218,164	101,201
	Taiwan Surface Mounting Technology Corp.	139,845	406,471
	Taiwan Taxi Co. Ltd.	16,800	43,761
#*	Taiwan TEA Corp.	257,648	164,834
	Taiwan Union Technology Corp.	124,000	216,783
#	Taiwan-Asia Semiconductor Corp.	138,043	191,083
	Taiyen Biotech Co. Ltd.	51,712	58,446
*	Tang Eng Iron Works Co. Ltd.	36,000	38,287
*	Tatung Co. Ltd.	406,688	474,584
#	TCI Co. Ltd.	50,153	241,846
	Te Chang Construction Co. Ltd.	37,247	36,275
	Team Group, Inc.	24,000	22,770
	Teco Electric & Machinery Co. Ltd.	451,000	443,844
	Tehmag Foods Corp.	8,470	72,831
	TEKOM Technologies, Inc.	6,000	22,242
	Tera Autotech Corp.	22,701	14,011
	Test Research, Inc.	75,571	155,612
	Test Rite International Co. Ltd.	90,568	65,820
	Tex-Ray Industrial Co. Ltd.	72,000	28,982
	Thermaltake Technology Co. Ltd.	36,096	31,382
#	Thinking Electronic Industrial Co. Ltd.	37,000	173,148
	Thye Ming Industrial Co. Ltd.	54,700	74,964
	Tian Zheng International Precision Machinery Co. Ltd.	11,000	18,245
	Ting Sin Co. Ltd.	36,000	21,306
	Tofu Restaurant Co. Ltd.	3,000	15,060
#	Ton Yi Industrial Corp.	396,300	217,437
#	Tong Hsing Electronic Industries Ltd.	75,882	498,792
	Tong Ming Enterprise Co. Ltd.	16,000	23,222
	Tong Yang Industry Co. Ltd.	201,640	339,194
*	Tong-Tai Machine & Tool Co. Ltd.	101,711	47,271
	Top Bright Holding Co. Ltd.	6,000	23,006
	Top Union Electronics Corp.	42,170	34,318
	Topco Scientific Co. Ltd.	77,249	399,224
	Topco Technologies Corp.	19,122	49,268
	Topkey Corp.	33,000	162,401
	Topoint Technology Co. Ltd.	73,386	70,167
	Toung Loong Textile Manufacturing	43,000	40,821
#	TPK Holding Co. Ltd.	147,000	169,028
	Trade-Van Information Services Co.	31,000	62,851
	Transart Graphics Co. Ltd.	15,000	29,697
	Transcend Information, Inc.	87,890	187,693
	Transcom, Inc.	8,000	34,817
	Tripod Technology Corp.	122,170	419,177
*	TrueLight Corp.	31,000	26,657
	Tsang Yow Industrial Co. Ltd.	30,000	29,620
	Tsann Kuen Enterprise Co. Ltd.	50,000	54,387
	TSC Auto ID Technology Co. Ltd.	15,070	87,364
	TSRC Corp.	278,452	241,331
	TST Group Holding Ltd.	4,800	18,000

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ttet Union Corp.	19,000	$98,507
	TTFB Co. Ltd.	5,000	38,442
	TTY Biopharm Co. Ltd.	110,000	260,130
	Tung Ho Steel Enterprise Corp.	295,448	512,566
	Tung Ho Textile Co. Ltd.	49,000	26,816
	Tung Thih Electronic Co. Ltd.	29,000	146,200
	Turvo International Co. Ltd.	14,843	56,645
#	TXC Corp.	149,204	437,777
#	TYC Brother Industrial Co. Ltd.	161,091	170,900
*	Tycoons Group Enterprise	181,385	48,874
	Tyntek Corp.	117,922	74,801
*	TZE Shin International Co. Ltd.	30,000	20,771
	UDE Corp.	37,000	47,155
	U-Ming Marine Transport Corp.	154,000	216,457
	Unic Technology Corp.	68,000	34,538
	Unictron Technologies Corp.	4,000	12,059
#	Unimicron Technology Corp.	205,312	1,095,277
#	Union Bank Of Taiwan	758,082	338,983
#	Uni-President Enterprises Corp.	974,577	2,294,284
	Unitech Computer Co. Ltd.	38,000	38,726
*	Unitech Printed Circuit Board Corp.	256,498	146,439
	United Integrated Services Co. Ltd.	78,400	401,958
#	United Microelectronics Corp.	2,302,081	3,096,895
	United Orthopedic Corp.	36,141	36,112
	United Radiant Technology	48,000	25,545
*	United Recommend International Co. Ltd.	10,000	27,688
*	United Renewable Energy Co. Ltd.	174,347	128,766
††	Unity Opto Technology Co. Ltd.	275,593	7,111
	Univacco Technology, Inc.	28,000	28,209
*	Universal Microelectronics Co. Ltd.	24,000	15,306
	Universal Vision Biotechnology Co. Ltd.	16,000	175,707
	Universal, Inc.	8,000	6,588
	Unizyx Holding Corp.	160,118	167,038
	UPC Technology Corp.	385,532	195,890
	Userjoy Technology Co. Ltd.	21,384	48,991
#	USI Corp.	399,332	305,970
*	Usun Technology Co. Ltd.	21,700	19,364
	U-Tech Media Corp.	37,000	20,347
	Utechzone Co. Ltd.	23,000	62,762
	UVAT Technology Co. Ltd.	14,000	30,192
	Value Valves Co. Ltd.	14,000	41,081
#	Vanguard International Semiconductor Corp.	350,000	842,988
	Ve Wong Corp.	43,000	47,847
	Ventec International Group Co. Ltd.	32,000	70,222
#	VIA Labs, Inc.	6,000	48,507
#	Via Technologies, Inc.	73,000	180,127
*	Victory New Materials Ltd. Co.	44,255	14,793
#	Viking Tech Corp.	24,000	47,267
	Visual Photonics Epitaxy Co. Ltd.	64,757	160,003
	Vivotek, Inc.	10,352	27,700
	Voltronic Power Technology Corp.	16,017	786,710
	Wafer Works Corp.	258,000	412,117
	Waffer Technology Corp.	28,000	38,559
	Wah Hong Industrial Corp.	43,694	38,487
	Wah Lee Industrial Corp.	95,480	280,676
	Walsin Lihwa Corp.	640,000	728,087
	Walsin Technology Corp.	166,345	568,644
	Walton Advanced Engineering, Inc.	140,000	59,370
	Wan Hai Lines Ltd.	250,355	899,581

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	We & Win Development Co. Ltd.	62,000	$18,749
	WEI Chih Steel Industrial Co. Ltd.	39,000	28,724
	Wei Chuan Foods Corp.	159,000	107,941
*††	Wei Mon Industry Co. Ltd.	72,277	0
	Weikeng Industrial Co. Ltd.	206,725	182,808
	Well Shin Technology Co. Ltd.	46,160	69,283
	WELLELL, Inc.	29,000	24,648
	Wha Yu Industrial Co. Ltd.	58,000	32,322
	Wholetech System Hitech Ltd.	24,000	38,229
#	Win Semiconductors Corp.	97,141	516,022
	Winbond Electronics Corp.	1,117,474	869,977
	Winmate, Inc.	14,000	35,258
	Winstek Semiconductor Co. Ltd.	23,000	36,650
††	Wintek Corp.	461,871	5,293
	WinWay Technology Co. Ltd.	7,000	91,164
	Wisdom Marine Lines Co. Ltd.	111,501	255,989
	Wisechip Semiconductor, Inc.	8,000	17,699
	Wistron Corp.	1,125,017	997,917
	Wistron Information Technology & Services Corp.	21,000	55,023
	Wistron NeWeb Corp.	154,102	386,869
#	Wiwynn Corp.	23,000	568,940
#	Wonderful Hi-Tech Co. Ltd.	69,683	84,107
	Wowprime Corp.	46,000	189,769
#	WPG Holdings Ltd.	453,779	762,424
	WT Microelectronics Co. Ltd.	139,089	322,266
	WUS Printed Circuit Co. Ltd.	80,712	74,825
	XAC Automation Corp.	37,000	30,707
	XinTec, Inc.	79,000	342,309
	X-Legend Entertainment Co. Ltd.	8,000	11,021
#	Xxentria Technology Materials Corp.	60,211	132,710
#	Yageo Corp.	90,452	1,044,364
	Yang Ming Marine Transport Corp.	659,000	1,987,403
#	YC INOX Co. Ltd.	173,767	178,047
	YCC Parts Manufacturing Co. Ltd.	23,000	32,866
	Yea Shin International Development Co. Ltd.	67,708	51,744
	Yem Chio Co. Ltd.	213,061	99,935
	Yen Sun Technology Corp.	17,000	17,841
	Yeong Guan Energy Technology Group Co. Ltd.	35,669	68,340
	YFC-Boneagle Electric Co. Ltd.	40,000	40,766
#	YFY, Inc.	597,891	482,374
	Yi Jinn Industrial Co. Ltd.	81,100	46,472
	Yi Shin Textile Industrial Co. Ltd.	18,000	20,437
*	Yieh Hsing Enterprise Co. Ltd.	39,000	14,587
*	Yieh Phui Enterprise Co. Ltd.	409,268	223,931
	YONGGU Group, Inc.	19,000	34,321
	Yonyu Plastics Co. Ltd.	39,000	43,267
	Young Fast Optoelectronics Co. Ltd.	50,298	53,366
	Youngtek Electronics Corp.	54,257	123,370
#	Yuan High-Tech Development Co. Ltd.	8,400	21,875
	Yuanta Financial Holding Co. Ltd.	1,677,813	1,124,635
	Yuanta Futures Co. Ltd.	34,968	55,459
#	Yuen Chang Stainless Steel Co. Ltd.	57,837	40,250
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	46,728
	Yulon Finance Corp.	84,223	504,368
	Yulon Motor Co. Ltd.	235,914	361,929
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,649
#	Yungshin Construction & Development Co. Ltd.	66,000	133,489
	YungShin Global Holding Corp.	98,000	133,666
	Yusin Holding Corp.	11,000	30,645

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zeng Hsing Industrial Co. Ltd.	27,837	$124,782
	Zenitron Corp.	88,000	88,329
	Zero One Technology Co. Ltd.	61,422	80,696
#	Zhen Ding Technology Holding Ltd.	252,000	954,489
	Zhong Yang Technology Co. Ltd.	6,000	9,065
#	Zig Sheng Industrial Co. Ltd.	158,231	59,497
	ZillTek Technology Corp.	10,000	78,711
*	Zinwell Corp.	147,010	84,580
	Zippy Technology Corp.	45,000	62,305
#	ZongTai Real Estate Development Co. Ltd.	98,384	91,080
TOTAL TAIWAN			278,129,423
THAILAND — (2.0%)
	2S Metal PCL	205,030	20,275
	AAPICO Hitech PCL	122,332	70,122
	Absolute Clean Energy PCL	859,800	62,599
	Advanced Info Service PCL	172,500	941,932
	Advanced Information Technology PCL	398,000	64,333
	AEON Thana Sinsap Thailand PCL	48,300	217,816
*	After You PCL	87,400	22,319
	AgriPure Holdings PLC	145,100	21,680
*	Airports of Thailand PCL	426,600	814,144
	AJ Plast PCL	126,600	50,901
*	All Inspire Development PCL	232,800	6,704
	Allianz Ayudhya Capital PCL	16,500	19,611
	Amanah Leasing PCL	218,200	24,067
	Amata Corp. PCL	315,900	154,474
*	Ananda Development PCL	1,045,400	38,340
	AP Thailand PCL	1,142,902	302,725
*	Aqua Corp. PCL	2,298,900	35,598
	Asia Plus Group Holdings PCL	1,023,700	88,437
	Asia Precision PCL	183,600	26,934
	Asia Sermkij Leasing PCL, NVDR	134,100	131,149
	Asia Sermkij Leasing PCL	7,800	7,628
	Asian Insulators PCL	149,155	23,704
	Asian Sea Corp. PCL, Class F	152,200	66,156
	Asiasoft Corp. PCL	32,600	13,196
	Asset World Corp. PCL	997,500	135,493
	Bangchak Corp. PCL	557,000	446,387
*	Bangkok Airways PCL	275,200	70,650
	Bangkok Bank PCL	187,300	674,199
	Bangkok Commercial Asset Management PCL	342,100	157,063
	Bangkok Expressway & Metro PCL	426,635	100,835
	Bangkok Insurance PCL	36,880	270,513
	Bangkok Land PCL	6,756,600	187,224
	Bangkok Life Assurance PCL, NVDR	88,940	91,815
*	Bangkok Ranch PCL	394,200	34,269
	BCPG PCL	296,300	82,104
	BEC World PCL	394,700	134,033
	Berli Jucker PCL	211,700	186,913
*	Better World Green PCL	1,839,200	40,471
*	Beyond Securities PCL	75,400	23,761
	BG Container Glass PCL	130,800	37,311
*	Bound & Beyond PCL	124,900	41,735
	BTS Group Holdings PCL	992,900	231,973
	Business Online PCL	69,700	19,882
	Cal-Comp Electronics Thailand PCL, Class F	1,650,519	112,994
	Carabao Group PCL, Class F	66,400	202,934
	Central Pattana PCL	187,600	323,624

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Central Plaza Hotel PCL	69,700	$79,527
	Central Retail Corp. PCL	290,366	287,921
	CH Karnchang PCL	381,572	221,832
	Charoen Pokphand Foods PCL	868,993	596,090
	CIMB Thai Bank PCL	820,700	18,282
	Com7 PCL, Class F	252,600	209,299
	Communication & System Solution PCL	227,000	9,867
*	Country Group Holdings PCL, Class F	660,200	14,348
	CP ALL PCL	288,100	479,384
	Delta Electronics Thailand PCL	19,300	248,525
	Demco PCL	239,100	20,786
	Dhipaya Group Holdings PCL	214,400	340,733
	Diamond Building Products PCL	152,800	30,510
	Do Day Dream PCL	38,200	14,425
*	DOD Biotech PCL	52,800	7,602
	Dohome PCL	211,119	92,339
	Dynasty Ceramic PCL	1,772,400	135,783
*	Earth Tech Environment PCL	412,500	38,549
	Eastern Polymer Group PCL, Class F	402,600	106,091
	Eastern Power Group PCL	147,400	17,939
	Eastern Water Resources Development & Management PCL, Class F	345,900	64,839
	Ekachai Medical Care PCL	144,664	30,065
	Energy Absolute PCL	132,000	296,740
*	Esso Thailand PCL	412,400	118,757
*	Eternal Energy PCL	519,600	9,599
*	Everland PCL	1,617,200	11,423
	Exotic Food PCL, Class F	73,900	29,913
	Finansia Syrus Securities PCL, NVDR	156,400	16,316
	Forth Corp. PCL	58,900	71,205
	Forth Smart Service PCL	143,900	76,622
	Fortune Parts Industry PCL, Class F	205,200	15,943
*	General Engineering PCL	708,300	4,041
	GFPT PCL	141,000	60,139
	Global Green Chemicals PCL, Class F	54,700	21,993
*††	Group Lease PCL, NVDR	135,800	450
	Gunkul Engineering PCL	1,401,100	205,540
	Haad Thip PCL	36,800	29,242
	Hana Microelectronics PCL	239,501	297,668
	Home Product Center PCL	1,136,127	410,499
	Humanica PCL	34,600	10,998
	Hwa Fong Rubber Thailand PCL	162,600	28,712
	ICC International PCL	27,800	22,279
	Ichitan Group PCL	203,500	43,951
	Index Livingmall PCL	134,100	60,839
	Indorama Ventures PCL	434,600	516,538
	Infraset PCL	115,600	13,253
	Interlink Communication PCL	163,050	34,107
*	Interlink Telecom PCL	339,800	37,848
	Internet Thailand PCL	184,200	28,523
*	Interpharma PCL	55,100	26,495
	Intouch Holdings PCL, Class F	12,500	23,771
	IRPC PCL	4,932,800	436,863
	IT City PCL	52,200	9,927
*	Jasmine International PCL	1,948,100	138,659
*	Jasmine Technology Solution PCL	23,400	350,905
	Jay Mart PCL	28,500	36,970
	JMT Network Services PCL, Class F	45,437	92,269
	Jubilee Enterprise PCL	20,400	13,993
	JWD Infologistics PCL	169,800	61,351

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kang Yong Electric PCL	2,400	$22,820
	Karmarts PCL	291,400	38,157
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	17,375
	Kasikornbank PCL	102,700	407,340
	Kasikornbank PCL, NVDR	130,100	516,017
	KCE Electronics PCL	190,100	324,063
	KGI Securities Thailand PCL	761,400	95,149
	Khon Kaen Sugar Industry PCL	797,304	75,810
	Kiatnakin Phatra Bank PCL	52,500	93,775
	Krung Thai Bank PCL	385,750	166,624
	Krungthai Card PCL	213,500	332,053
	Lalin Property PCL	208,900	50,508
	Lam Soon Thailand PCL	132,400	17,984
	Land & Houses PCL	1,499,600	346,281
	Land & Houses PCL, NVDR	64,820	14,968
	LH Financial Group PCL	774,100	25,025
	Loxley PCL	697,570	43,207
	LPN Development PCL	545,600	65,217
*	Master Ad PCL	2,010,900	28,407
*	MBK PCL	438,954	187,220
	MC Group PCL	194,800	50,010
	MCS Steel PCL	277,300	86,633
*	MDX PCL	208,600	28,221
	Mega Lifesciences PCL	110,700	146,608
	Millcon Steel PCL	1,079,986	24,939
*	Minor International PCL	66,971	60,949
	MK Restaurants Group PCL	57,100	79,112
*	Mono Next PCL	450,800	18,615
	Muang Thai Insurance PCL	5,800	19,223
	Muangthai Capital PCL	240,200	314,851
	Nava Nakorn PCL	278,000	16,011
*	Nawarat Patanakarn PCL	995,100	19,464
	Netbay PCL	57,700	39,580
	Noble Development PCL	419,800	51,320
	Northeast Rubber PCL	668,300	109,840
	NR Instant Produce PCL	120,600	18,020
	Origin Property PCL, Class F	366,050	98,946
	Osotspa PCL	269,400	228,708
	Pacific Pipe PCL	259,500	26,225
	PCS Machine Group Holding PCL	188,600	25,516
*	Plan B Media PCL, Class F	880,632	144,738
*	Platinum Group PCL, Class F	387,400	33,678
	Polyplex Thailand PCL	141,900	87,892
*	Power Solution Technologies PCL, Class F	668,300	33,587
	Praram 9 Hospital PCL	156,700	72,795
	Premier Marketing PCL	152,600	36,896
	Prima Marine PCL	679,300	98,730
	Property Perfect PCL	4,335,345	47,111
	PTG Energy PCL	354,800	137,833
	PTT Global Chemical PCL	425,356	511,329
	Pylon PCL	130,000	15,610
	Quality Houses PCL	3,535,813	205,559
	R&B Food Supply PCL	98,600	34,286
*	Raimon Land PCL	1,149,900	23,117
	Rajthanee Hospital PCL	49,100	50,687
	Ratchaphruek Hospital PCL, Class F	246,000	41,769
	Ratchthani Leasing PCL	1,018,543	112,895
	Rojana Industrial Park PCL	383,932	64,667
	RPCG Pcl	669,100	20,358

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	RS PCL	190,200	$80,090
	S 11 Group PCL	148,400	21,569
*	S Hotels & Resorts PCL	565,500	60,222
	S Kijchai Enterprise PCL, Class F	104,100	17,675
	Sabina PCL	96,800	65,217
	Saha Pathana Inter-Holding PCL	18,700	35,561
	Sahakol Equipment PCL	579,600	29,445
	Sahamitr Pressure Container PCL	114,700	48,921
	Saha-Union PCL	10,400	7,487
*	Samart Corp. PCL	272,600	42,952
	Samart Telcoms PCL	117,100	20,201
	Sansiri PCL	5,663,833	153,867
	Sappe PCL	63,100	62,997
	SC Asset Corp. PCL	883,396	81,116
	SCB X PCL	120,400	331,991
	SCG Ceramics PCL	291,200	15,743
	SCG Packaging PCL	103,900	143,953
*	SEAFCO PCL	296,380	27,698
*	Seafresh Industry PCL	246,400	22,357
	Sena Development PCL	214,750	22,519
*	SENA J Property PCL	1,038,900	31,046
	Sermsang Power Corp. Co. Ltd.	240,548	61,754
*	Seven Utilities & Power PLC	1,601,400	38,719
	Siam Cement PCL	92,100	933,260
	Siam Global House PCL	273,398	139,633
	Siamgas & Petrochemicals PCL	344,500	108,563
	Siamrajathanee PCL	49,320	15,810
*	Simat Technologies PCL	217,700	13,603
	Singer Thailand PCL	22,600	25,479
*	Singha Estate PCL	1,497,200	76,467
	Sino-Thai Engineering & Construction PCL	558,300	183,522
	SiS Distribution Thailand PCL	56,500	43,361
	SISB PCL	43,700	15,552
*	SKY ICT PCL, Class F	120,200	33,960
	SNC Former PCL	138,100	69,406
	Somboon Advance Technology PCL	141,150	68,255
	SPCG PCL	215,700	91,999
	Sri Trang Agro-Industry PCL	491,800	289,923
	Sri Trang Gloves Thailand PCL	448,000	198,381
	Sriracha Construction PCL	62,500	17,319
	Srisawad Corp. PCL	210,389	284,348
	Srisawad Finance PCL	42,000	32,233
	Srithai Superware PCL	403,900	13,825
	Srivichai Vejvivat PCL	174,700	52,681
	Star Petroleum Refining PCL	765,400	243,281
	Starflex PCL	69,000	6,373
*	STARK Corp. PCL	818,100	96,012
	Stars Microelectronics Thailand PCL	229,900	28,605
*	STP & I PCL	676,380	68,355
	Supalai PCL	553,925	291,935
	Super Energy Corp. PCL	7,922,300	152,807
	Susco PCL	413,400	39,083
	SVI PCL	150,800	32,159
	Synnex Thailand PCL	100,900	51,533
	Syntec Construction PCL	574,800	24,516
	TAC Consumer PCL, Class F	171,300	30,714
	Taokaenoi Food & Marketing PCL, Class F	256,300	49,784
	Tata Steel Thailand PCL	1,512,800	41,919
	Thai Oil PCL	374,400	521,271

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai President Foods PCL, Class F	4,100	$21,608
*	Thai Reinsurance PCL	537,500	15,478
	Thai Rubber Latex Group PCL	370,700	22,760
	Thai Solar Energy PCL, Class F	128,100	7,378
	Thai Stanley Electric PCL, NVDR	3,900	17,958
	Thai Stanley Electric PCL, Class F	11,300	52,033
	Thai Union Group PCL, Class F	1,088,232	481,885
	Thai Vegetable Oil PCL	198,400	164,390
	Thai Wah PCL, Class F	229,800	34,960
	Thaicom PCL	326,000	77,935
	Thaifoods Group PCL, Class F	675,500	104,601
	Thaire Life Assurance PCL, Class F	110,700	13,292
	Thanachart Capital PCL	63,600	65,224
	Thitikorn PCL	120,700	32,626
	Tipco Asphalt PCL	341,200	148,308
	TIPCO Foods PCL	117,300	27,724
	Tisco Financial Group PCL	67,600	162,526
	TKS Technologies PCL	157,730	40,707
	TMBThanachart Bank PCL	4,278,150	139,467
	TMT Steel PCL	169,300	37,254
	TOA Paint Thailand PCL	156,500	116,918
	Total Access Communication PCL, NVDR	145,100	179,355
	TPC Power Holding PCL, Class F	75,900	16,392
	TPI Polene Power PCL	1,073,400	107,894
	TQM Corp. PCL	96,600	118,093
	Triple i Logistics PCL	74,300	26,846
*	Triton Holding PCL	4,399,200	22,707
	True Corp. PCL	3,799,320	489,236
*	TTCL PCL	174,000	22,689
	TTW PCL	394,000	111,318
*	U City PLC, Class F	2,999,700	93,715
	Union Auction PCL	87,100	19,048
*	Unique Engineering & Construction PCL	252,650	32,808
	United Paper PCL	138,000	63,358
*	United Power of Asia PCL, Class F	5,967,000	42,147
	Univanich Palm Oil PCL	336,700	69,060
	Univentures PCL	306,400	21,143
	Vanachai Group PCL	262,120	52,339
	VGI PCL	738,400	87,461
	WHA Corp. PCL	1,581,200	128,867
	WHA Utilities & Power PCL	374,300	37,827
	WICE Logistics PCL	87,900	27,222
	Workpoint Entertainment PCL	100,560	51,905
	Ziga Innovation PCL	161,300	23,005
TOTAL THAILAND			29,102,926
TURKEY — (0.5%)
	Agesa Hayat ve Emeklilik AS	15,566	17,707
#	Akbank TAS	691,953	334,979
	Aksa Akrilik Kimya Sanayii AS	71,432	234,947
	Alarko Carrier Sanayii VE Ticaret AS	259	4,478
	Alarko Holding AS	28,066	61,252
*	Albaraka Turk Katilim Bankasi AS	286,222	21,790
	Alkim Alkali Kimya AS	17,516	20,965
*	Anadolu Anonim Turk Sigorta Sirketi	121,131	41,626
	Anadolu Hayat Emeklilik AS	31,796	22,005
#	Arcelik AS	17,190	62,408
	Aygaz AS	19,660	40,822
*	Banvit Bandirma Vitaminli Yem Sanayii AS	4,933	27,541

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Bera Holding AS	162,795	$134,039
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	16,289
	BIM Birlesik Magazalar AS	87,539	451,193
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	20,362	49,252
	Borusan Yatirim ve Pazarlama AS	1,927	42,928
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	98	6,199
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	13,888	29,058
*	Bursa Cimento Fabrikasi AS	204,762	29,204
*	Cemas Dokum Sanayi AS	355,741	24,034
	Cemtas Celik Makina Sanayi Ve Ticaret AS	9,897	15,964
	Coca-Cola Icecek AS	11,475	93,105
	Deva Holding AS	14,907	28,141
*	Dogan Sirketler Grubu Holding AS	517,541	112,508
	Dogus Otomotiv Servis ve Ticaret AS	7,399	35,047
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	26,575
	EGE Endustri VE Ticaret AS	505	60,277
	EGE Gubre Sanayii AS	509	5,974
	EGE Seramik Sanayi ve Ticaret AS	7,906	12,234
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,287	24,019
#Ω	Enerjisa Enerji AS	25,368	21,479
	Enka Insaat ve Sanayi AS	86,605	90,353
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,327	14,827
#	Eregli Demir ve Celik Fabrikalari TAS	257,669	399,135
*	Fenerbahce Futbol AS	12,698	35,716
	Ford Otomotiv Sanayi AS	13,157	223,824
	Gentas Genel Metal Sanayi ve Ticaret AS	33,280	9,298
*	Global Yatirim Holding AS	240,086	41,936
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	9,440
*	Goodyear Lastikleri TAS	36,437	21,405
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	78,825	39,153
*	GSD Holding AS	164,327	36,952
*	Gubre Fabrikalari TAS	5,078	25,317
#*	Hektas Ticaret TAS	69,246	127,388
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	58,806	26,928
#*	Is Finansal Kiralama AS	163,643	34,473
*	Izmir Demir Celik Sanayi AS	74,640	9,464
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,910	26,970
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	25,530	12,043
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	268,187	160,637
*	Karel Elektronik Sanayi ve Ticaret AS	51,487	38,060
*	Karsan Otomotiv Sanayii Ve Ticaret AS	54,142	21,687
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	25,478
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	229,516	18,211
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	23,147
*	Konya Cimento Sanayii AS	187	11,793
	Kordsa Teknik Tekstil AS	27,607	74,674
	Koza Altin Isletmeleri AS	4,423	39,985
*	Koza Anadolu Metal Madencilik Isletmeleri AS	79,925	126,930
	Logo Yazilim Sanayi Ve Ticaret AS	26,656	68,163
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	28,064	98,790
*	Metro Ticari ve Mali Yatirimlar Holding AS	122,355	6,829
*	Netas Telekomunikasyon AS	11,500	11,799
	Nuh Cimento Sanayi AS	26,860	87,759
*	Parsan Makina Parcalari Sanayii AS	3,183	6,724
*	Pegasus Hava Tasimaciligi AS	6,605	61,811
*	Petkim Petrokimya Holding AS	299,244	149,070
	Polisan Holding AS	30,016	9,415
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,716	22,627
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	135,241	105,105

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Sasa Polyester Sanayi AS	77,888	$194,181
#*	Sekerbank Turk AS	475,560	45,542
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	42,581
#	Sok Marketler Ticaret AS	62,448	48,933
	Tat Gida Sanayi AS	24,980	25,651
*	TAV Havalimanlari Holding AS	42,406	133,244
	Tekfen Holding AS	78,424	111,694
*	Teknosa Ic Ve Dis Ticaret AS	65,096	30,068
	Tofas Turk Otomobil Fabrikasi AS	31,636	130,622
*	Tukas Gida Sanayi ve Ticaret AS	23,016	18,246
*	Tumosan Motor ve Traktor Sanayi AS	9,193	24,721
#*	Turcas Petrol AS	20,640	9,240
*	Turk Hava Yollari AO	118,958	334,619
#	Turk Telekomunikasyon AS	149,160	75,598
	Turk Traktor ve Ziraat Makineleri AS	4,170	55,470
	Turkcell Iletisim Hizmetleri AS	312,744	297,154
#*	Turkiye Halk Bankasi AS	122,731	33,431
#*	Turkiye Petrol Rafinerileri AS	26,836	401,985
#	Turkiye Sigorta AS	59,709	17,400
*	Turkiye Sinai Kalkinma Bankasi AS	557,282	82,320
*	Turkiye Vakiflar Bankasi TAO, Class D	230,904	50,428
*	Ulker Biskuvi Sanayi AS	32,097	26,445
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,180	43,245
#	Vestel Elektronik Sanayi ve Ticaret AS	49,550	66,679
#	Yapi ve Kredi Bankasi AS	742,871	197,731
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	58,973	48,582
*	Zorlu Enerji Elektrik Uretim AS	257,249	29,942
TOTAL TURKEY			7,037,107
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	433,645	1,077,851
	Abu Dhabi Islamic Bank PJSC	645,246	1,599,065
	Abu Dhabi National Hotels	2,524	2,646
	Abu Dhabi National Insurance Co. PSC	78,793	132,159
	Abu Dhabi National Oil Co. for Distribution PJSC	522,209	608,942
	Abu Dhabi Ship Building Co. PJSC	13,464	13,293
	Agthia Group PJSC	179,829	261,557
	Air Arabia PJSC	1,361,822	816,984
*	Ajman Bank PJSC	608,414	125,738
	Aldar Properties PJSC	824,473	1,101,427
*	Amlak Finance PJSC	548,125	72,821
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	214,639	221,279
*	Deyaar Development PJSC	764,165	104,301
	Dubai Financial Market PJSC	552,582	258,422
	Dubai Investments PJSC	973,046	612,623
	Dubai Islamic Bank PJSC	516,222	827,248
*	Emaar Development PJSC	619,353	748,875
	Emaar Properties PJSC	827,458	1,241,760
	Emirates Integrated Telecommunications Co. PJSC	290,534	484,656
	Emirates NBD Bank PJSC	437,381	1,646,127
	Emirates Telecommunications Group Co. PJSC	533,241	4,046,994
*	Eshraq Investments PJSC	795,841	72,228
	First Abu Dhabi Bank PJSC	441,713	2,337,764
*	Gulf Pharmaceutical Industries PSC	59,324	22,154
	Islamic Arab Insurance Co.	101,852	15,803
*	Manazel PJSC	681,581	72,094
	National Central Cooling Co. PJSC	72,798	55,379
*	RAK Properties PJSC	684,551	129,403

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Ras Al Khaimah Ceramics	298,761	$232,796
*	SHUAA Capital PSC	649,509	88,462
*	Union Properties PJSC	1,109,921	74,868
TOTAL UNITED ARAB EMIRATES			19,105,719
UNITED STATES — (0.0%)
	Sempra Energy	2,668	437,001
TOTAL COMMON STOCKS			1,421,135,643
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SASeries D	27,864	118,422
	Banco ABC Brasil SA	47,377	157,768
Ω	Banco BMG SASeries B	55,700	26,590
	Banco Bradesco SA	417,174	1,405,335
	Banco do Estado do Rio Grande do Sul SA Class B	102,473	198,248
	Banco Pan SA	75,979	97,505
	Centrais Eletricas Brasileiras SA Class B	41,800	382,365
	Centrais Eletricas Santa CatarinaSeries A	5,750	59,455
	Cia de Saneamento do ParanaSeries A	337,736	244,779
	Cia de Transmissao de Energia Eletrica Paulista	49,803	219,364
	Cia Energetica de Minas Gerais	345,320	750,160
	Cia Energetica do Ceara Class A	4,882	44,139
	Cia Paranaense de Energia	556,960	752,430
	EMAE-Empresa Metropolitana de Aguas e Energia SA	600	3,943
	Eucatex SA Industria e Comercio	43,700	69,679
	Gerdau SA	213,600	1,009,771
	Grazziotin SA	3,000	16,467
	Itau Unibanco Holding SA	663,719	3,029,907
	Marcopolo SA	260,737	124,470
	Randon SA Implementos e Participacoes	121,826	236,631
	Schulz SA	79,200	66,585
	Track & Field Co. SA	10,600	20,343
	Unipar Carbocloro SA Class B	25,759	414,705
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	318,986	530,811
TOTAL BRAZIL			9,979,872
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	76,479	83,260
	Embotelladora Andina SA Class B	59,151	107,327
TOTAL CHILE			190,587
COLOMBIA — (0.1%)
	Banco Davivienda SA	14,239	101,702
	Grupo Aval Acciones y Valores SA	647,750	111,811
	Grupo de Inversiones Suramericana SA	19,098	68,605
TOTAL COLOMBIA			282,118
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	57,489
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	269,571	76,372

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

THAILAND — (0.0%)
*	U City PLC	3,357,600	$76,620
TOTAL PREFERRED STOCKS			10,663,058
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	4,819	0
MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/2029	72,240	1,704
*	PESTECH International Bhd Warrants 12/15/28	6,375	222
*	Yinson Holdings Bhd	87,530	8,654
TOTAL MALAYSIA			10,580
SOUTH KOREA — (0.0%)
*	HSD Engine Co. Ltd.	871	1,200
*	NOVAREX Co. Ltd.	161	657
TOTAL SOUTH KOREA			1,857
TAIWAN — (0.0%)
*	Acon Holding, Inc.	10,476	262
*	GlycoNex, Inc.	965	206
*	GMI Technology, Inc.	7,670	359
*	Hiwin Technologies Corp.	2,469	4,577
*	Jinan Acetate Chemical Co. Ltd.	211	46
*	OFCO Industrial Corp.	2,097	109
*	Unitech Printed Circuit Board Corp.	16,564	1,660
*	Waffer Technology Corp.	2,236	691
*	Walsin Lihwa Corp.	44,764	1,345
*	YFC-Boneagle Electric Co. Ltd.	1,705	595
*	Yulon Finance Corp.	6,987	6,651
TOTAL TAIWAN			16,501
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	127,500	11,084
*	Aqua W3 Warrants 03/11/2023	545,700	593
*	EP W4 Warrants 04/27/2023	36,850	310
*	Interlink Telecom PCL	67,960	203
*	MBK PCL	15,098	5,127
*	Tritn W5 Warrants 03/15/2023	239,340	325
*	VGI PCL	170,400	741
TOTAL THAILAND			18,383
TOTAL RIGHTS/WARRANTS			47,321
TOTAL INVESTMENT SECURITIES (Cost $1,248,682,129)			1,431,846,022

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	1,815,166	20,996,025
TOTAL INVESTMENTS — (100.0%)
(Cost $1,269,675,974)^^			$1,452,842,047

Emerging Markets Social Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$41,550,627	$238,229	—	$41,788,856
Chile	2,708,793	4,122,627	—	6,831,420
China	40,245,888	370,494,344	$859,926	411,600,158
Colombia	1,962,289	32,704	—	1,994,993
Czech Republic	—	699,184	—	699,184
Egypt	16,567	412,335	—	428,902
Greece	24,707	4,025,639	10,833	4,061,179
Hong Kong	—	542,447	2,666	545,113
Hungary	—	1,803,902	—	1,803,902
India	9,657,029	199,569,838	693	209,227,560
Indonesia	1,484,957	22,029,906	58,877	23,573,740
Malaysia	—	21,391,431	—	21,391,431
Mexico	29,733,561	590,253	341	30,324,155
Peru	870,111	—	53	870,164
Philippines	48,181	10,449,269	—	10,497,450
Poland	—	10,402,733	—	10,402,733
Qatar	—	16,701,284	—	16,701,284
Saudi Arabia	79,338	54,177,428	—	54,256,766
South Africa	4,660,426	46,415,879	—	51,076,305
South Korea	2,957,256	186,175,735	115,181	189,248,172
Taiwan	31,195,571	246,898,944	34,908	278,129,423
Thailand	27,826,422	1,276,054	450	29,102,926
Turkey	—	7,037,107	—	7,037,107
United Arab Emirates	—	19,105,719	—	19,105,719
United States	—	437,001	—	437,001
Preferred Stocks
Brazil	9,953,282	26,590	—	9,979,872
Chile	—	190,587	—	190,587
Colombia	282,118	—	—	282,118
Philippines	—	57,489	—	57,489
Taiwan	—	76,372	—	76,372
Thailand	76,620	—	—	76,620
Rights/Warrants
Malaysia	—	10,580	—	10,580
South Korea	—	1,857	—	1,857
Taiwan	—	16,501	—	16,501
Thailand	—	18,383	—	18,383
Securities Lending Collateral	—	20,996,025	—	20,996,025
TOTAL	$205,333,743	$1,246,424,376	$1,083,928^	$1,452,842,047

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (2.8%)
*	AMC Networks, Inc., Class A	13,285	$405,458
	ATN International, Inc.	7,814	359,757
*	Audacy, Inc., Class A	59,655	38,000
*	Ballantyne Strong, Inc.	3,604	10,271
*	Beasley Broadcast Group, Inc., Class A	1,850	2,349
#*	Boston Omaha Corp., Class A	8,876	216,574
*	Cars.com, Inc.	30,740	361,502
#*	comScore, Inc.	32,363	65,050
*	Consolidated Communications Holdings, Inc.	31,699	209,213
#*»††	Contra Costa Communications	574	0
#*	Cumulus Media, Inc., Class A	5,163	40,994
#*	Daily Journal Corp.	333	90,010
	DallasNews Corp.	1,691	11,127
*	DHI Group, Inc.	22,706	111,032
#*	EchoStar Corp., Class A	17,359	343,014
	Entravision Communications Corp., Class A	31,641	169,596
*	EW Scripps Co., Class A	27,203	387,915
*	Fluent, Inc.	20,680	23,162
*	Frontier Communications Parent, Inc.	440	11,400
*	Gaia, Inc.	2,866	11,378
#*	Gannett Co., Inc.	42,751	128,681
	Gray Television, Inc.	34,432	639,402
*	Hemisphere Media Group, Inc.	4,820	37,500
*	iHeartMedia, Inc., Class A	637	4,765
#*	IMAX Corp.	1,161	19,516
	John Wiley & Sons, Inc., Class A	9,633	503,035
*	Lee Enterprises, Inc.	450	8,415
*	Liberty Latin America Ltd., Class A	18,962	139,750
*	Liberty Latin America Ltd., Class C	52,811	387,633
*	Liberty Media Corp.-Liberty Formula One, Class A	209	12,956
*	Lions Gate Entertainment Corp., Class A	27,556	241,391
*	Lions Gate Entertainment Corp., Class B	45,096	374,748
*	Loyalty Ventures, Inc.	2,745	8,098
#	Lumen Technologies, Inc.	105,160	1,145,192
*	Madison Square Garden Entertainment Corp.	7,537	438,880
*	Magnite, Inc.	3,501	26,748
*	Marchex, Inc., Class B	494	988
#*	Marcus Corp.	12,177	200,068
	News Corp., Class A	73,397	1,258,025
	News Corp., Class B	34,833	601,914
	Nexstar Media Group, Inc., Class A	10,495	1,976,943
*	QuinStreet, Inc.	17,191	184,803
*	Reading International, Inc., Class A	5,626	26,217
	Saga Communications, Inc., Class A	1,966	46,024
	Scholastic Corp.	14,907	701,672
	Shenandoah Telecommunications Co.	16,972	378,476
	Spok Holdings, Inc.	6,453	42,654
	TEGNA, Inc.	40,283	843,526
	Telephone & Data Systems, Inc.	34,302	542,315
*	Thryv Holdings, Inc.	5,398	131,387
*	TrueCar, Inc.	45,030	115,727
*	U.S. Cellular Corp.	12,592	368,820
*	Urban One, Inc.	7,214	25,321

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Urban One, Inc.	2,835	$14,260
*	Yelp, Inc.	7,894	242,030
*	Ziff Davis, Inc.	1,100	90,079
TOTAL COMMUNICATION SERVICES			14,775,761
CONSUMER DISCRETIONARY — (11.6%)
*	1-800-Flowers.com, Inc., Class A	4,007	39,950
	Aaron's Co., Inc.	5,963	77,638
*	Abercrombie & Fitch Co., Class A	22,849	406,941
#	Academy Sports & Outdoors, Inc.	23,681	1,018,993
	Acushnet Holdings Corp.	26,416	1,287,252
*	Adient PLC	32,141	1,085,723
#	ADT, Inc.	69,710	508,883
*	Adtalem Global Education, Inc.	24,213	970,941
*	American Axle & Manufacturing Holdings, Inc.	51,855	462,028
#	American Eagle Outfitters, Inc.	50,342	606,118
*	American Outdoor Brands, Inc.	6,121	48,356
*	American Public Education, Inc.	8,426	132,372
*	America's Car-Mart, Inc.	2,768	286,682
#	Ark Restaurants Corp.	411	8,195
*	Asbury Automotive Group, Inc.	4,617	792,462
	Autoliv, Inc.	17,331	1,490,466
*	AutoNation, Inc.	16,789	1,993,526
#*	Barnes & Noble Education, Inc.	19,903	53,937
	Bassett Furniture Industries, Inc.	5,100	117,045
*	Beazer Homes USA, Inc.	3,312	48,852
#	Big 5 Sporting Goods Corp.	7,076	90,997
#	Big Lots, Inc.	13,098	264,449
*	Biglari Holdings, Inc., Class A	30	17,985
*	Biglari Holdings, Inc., Class B	789	94,846
*	BJ's Restaurants, Inc.	10,828	254,133
	BorgWarner, Inc.	61,074	2,348,906
	Build-A-Bear Workshop, Inc.	7,383	117,907
	Caleres, Inc.	6,400	158,848
*	Capri Holdings Ltd.	19,485	948,530
	Carriage Services, Inc.	4,524	164,131
	Carrols Restaurant Group, Inc.	20,081	50,002
#	Carter's, Inc.	361	29,414
	Cato Corp., Class A	9,508	117,424
*	Cavco Industries, Inc.	1,774	457,319
	Century Communities, Inc.	12,155	621,971
*	Charles & Colvard Ltd.	6,594	8,902
#*	Chegg, Inc.	1,138	24,239
*	Chico's FAS, Inc.	28,565	143,396
*	Children's Place, Inc.	2,721	117,928
*	Chuy's Holdings, Inc.	8,671	192,756
#*	Conn's, Inc.	12,692	119,559
*	Container Store Group, Inc.	24,013	179,137
»	Contra Zagg, Inc.	14,243	1,282
*	Cooper-Standard Holdings, Inc.	6,164	26,567
	Crown Crafts, Inc.	1,600	10,464
	Culp, Inc.	4,293	21,551
	Dana, Inc.	56,109	940,387
*	Delta Apparel, Inc.	3,432	80,274
#	Designer Brands, Inc., Class A	28,202	406,955
#	Dick's Sporting Goods, Inc.	5,453	510,346
#	Dillard's, Inc., Class A	6,132	1,394,110
*	Dorman Products, Inc.	2,249	227,351
*	Duluth Holdings, Inc., Class B	6,688	64,472

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	El Pollo Loco Holdings, Inc.	18,381	$178,663
	Escalade, Inc.	3,057	38,549
#	Ethan Allen Interiors, Inc.	11,469	263,672
*	Fiesta Restaurant Group, Inc.	12,275	100,778
	Flexsteel Industries, Inc.	3,534	64,531
#	Foot Locker, Inc.	28,027	795,126
*	Fossil Group, Inc.	27,224	164,161
	Franchise Group, Inc.	1,670	54,993
*	Funko, Inc., Class A	2,497	65,446
#	Gap, Inc.	36,143	347,696
*	Genesco, Inc.	6,219	348,575
*	Gentherm, Inc.	1,027	66,303
*	G-III Apparel Group Ltd.	20,069	443,324
*	Goodyear Tire & Rubber Co.	96,810	1,188,827
#*	GoPro, Inc., Class A	6,379	40,570
	Graham Holdings Co., Class B	1,492	886,979
*	Green Brick Partners, Inc.	11,839	317,285
	Group 1 Automotive, Inc.	5,919	1,047,189
	Guess?, Inc.	16,277	307,798
	Hamilton Beach Brands Holding Co., Class A	1,500	17,760
	Harley-Davidson, Inc.	10,453	395,228
#	Haverty Furniture Cos., Inc.	7,037	192,321
	Hibbett, Inc.	6,023	282,599
	Hooker Furnishings Corp.	6,091	100,745
*	Horizon Global Corp.	2,583	3,668
*	iRobot Corp.	3,847	177,000
	Johnson Outdoors, Inc., Class A	4,059	273,211
	KB Home	23,737	774,776
	Kohl's Corp.	35,447	1,032,926
*	Lakeland Industries, Inc.	3,668	58,835
#*	Lands' End, Inc.	11,527	146,969
	Laureate Education, Inc., Class A	35,805	423,931
	La-Z-Boy, Inc.	17,884	498,427
*	Lazydays Holdings, Inc.	1,339	18,237
	LCI Industries	2,478	334,753
	Lear Corp.	7,653	1,156,674
*	Legacy Housing Corp.	3,218	43,700
	Leggett & Platt, Inc.	1,854	73,493
#*	LGI Homes, Inc.	5,415	610,812
	Lifetime Brands, Inc.	10,226	110,032
*	Lincoln Educational Services Corp.	11,266	81,566
	Lithia Motors, Inc.	4,566	1,211,269
#*	LL Flooring Holdings, Inc.	15,552	156,142
*	M/I Homes, Inc.	5,985	275,370
	Macy's, Inc.	55,859	985,911
*	Malibu Boats, Inc., Class A	242	15,113
*	MarineMax, Inc.	10,855	443,318
	Marriott Vacations Worldwide Corp.	2,980	408,022
	MDC Holdings, Inc.	20,770	752,913
*	Meritage Homes Corp.	9,691	855,715
*	Modine Manufacturing Co.	26,018	341,356
*	Mohawk Industries, Inc.	13,614	1,749,127
*	Monarch Casino & Resort, Inc.	777	49,845
#	Monro, Inc.	4,713	236,357
*	Motorcar Parts of America, Inc.	9,753	146,978
	Movado Group, Inc.	8,412	285,840
#*	National Vision Holdings, Inc.	700	20,398
#*	Nautilus, Inc.	5,316	9,250
	Newell Brands, Inc.	9,950	201,090

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ODP Corp.	17,666	$641,276
#*	Ollie's Bargain Outlet Holdings, Inc.	1,829	107,820
	Oxford Industries, Inc.	2,842	271,127
	Patrick Industries, Inc.	4,218	256,117
	Penske Automotive Group, Inc.	18,053	2,066,888
*	Perdoceo Education Corp.	32,447	444,524
*	Playa Hotels & Resorts NV	42,365	290,624
*	Potbelly Corp.	1,897	9,618
	PulteGroup, Inc.	31,830	1,388,425
	PVH Corp.	15,182	940,069
	Qurate Retail, Inc., Class A	97,260	265,520
	RCI Hospitality Holdings, Inc.	2,105	119,901
#*	Red Robin Gourmet Burgers, Inc.	1,754	15,330
	Rent-A-Center, Inc.	1,547	36,401
	Rocky Brands, Inc.	3,792	124,681
#	Shoe Carnival, Inc.	12,496	272,538
#	Signet Jewelers Ltd.	17,468	1,064,849
	Smith & Wesson Brands, Inc.	13,047	189,834
	Sonic Automotive, Inc., Class A	10,360	433,566
*	Sportsman's Warehouse Holdings, Inc.	19,768	194,912
	Standard Motor Products, Inc.	9,888	452,277
*	Stoneridge, Inc.	9,477	178,357
	Strategic Education, Inc.	2,942	211,324
*	Strattec Security Corp.	1,214	36,056
*	Stride, Inc.	11,866	530,173
	Superior Group of Cos., Inc.	6,372	117,627
	Tapestry, Inc.	1,170	39,347
*	Taylor Morrison Home Corp.	42,484	1,219,291
*	Terminix Global Holdings, Inc.	9,717	434,350
#	Thor Industries, Inc.	6,040	509,353
#	Tile Shop Holdings, Inc.	1,689	5,624
	Tilly's, Inc., Class A	10,706	81,044
	Toll Brothers, Inc.	41,698	2,050,708
*	TravelCenters of America, Inc.	3,204	133,671
*	Tri Pointe Homes, Inc.	48,768	903,183
*	Unifi, Inc.	9,361	127,590
*	Universal Electronics, Inc.	6,147	170,579
*	Universal Technical Institute, Inc.	13,349	107,326
#*	Urban Outfitters, Inc.	36,110	739,533
*	Vera Bradley, Inc.	15,150	63,479
#*	Vista Outdoor, Inc.	21,381	643,568
*	VOXX International Corp.	10,845	102,594
	Weyco Group, Inc.	4,329	114,026
#	Winnebago Industries, Inc.	10,238	618,068
*	Zovio, Inc.	1,106	1,139
*	Zumiez, Inc.	9,329	242,554
TOTAL CONSUMER DISCRETIONARY			62,281,901
CONSUMER STAPLES — (4.4%)
	Alico, Inc.	3,604	131,330
	Andersons, Inc.	15,282	552,750
	B&G Foods, Inc.	4,873	120,412
*	BellRing Brands, Inc.	22,906	552,951
	Bunge Ltd.	13,188	1,217,648
	Calavo Growers, Inc.	1,555	62,667
	Cal-Maine Foods, Inc.	10,128	517,642
*	Central Garden & Pet Co.	3,513	152,253
*	Central Garden & Pet Co., Class A	12,005	489,804
*	Coty, Inc., Class A	14,363	105,137

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Darling Ingredients, Inc.	4,040	$279,891
	Edgewell Personal Care Co.	16,880	671,486
*	Farmer Bros Co.	6,541	33,228
	Fresh Del Monte Produce, Inc.	19,087	567,075
#*	Grocery Outlet Holding Corp.	9,107	389,051
*	Hain Celestial Group, Inc.	6,518	148,285
*	Hostess Brands, Inc.	43,867	992,272
	Ingles Markets, Inc., Class A	5,833	556,818
	Ingredion, Inc.	16,736	1,522,641
	J&J Snack Foods Corp.	588	79,680
*	Landec Corp.	11,351	118,959
	Lifevantage Corp.	3,000	12,750
#	Limoneira Co.	8,439	106,922
#	MGP Ingredients, Inc.	2,185	229,818
	Molson Coors Beverage Co., Class B	44,606	2,665,209
*	Natural Alternatives International, Inc.	1,808	18,098
	Natural Grocers by Vitamin Cottage, Inc.	9,245	153,282
*	Nature's Sunshine Products, Inc.	7,774	81,238
	Nu Skin Enterprises, Inc., Class A	8,787	382,322
	Ocean Bio-Chem, Inc.	2,771	35,940
#	Oil-Dri Corp. of America	2,382	71,794
*	Performance Food Group Co.	3,147	156,437
*	Pilgrim's Pride Corp.	18,165	569,836
*	Post Holdings, Inc.	18,068	1,570,832
	PriceSmart, Inc.	6,435	427,155
	Seaboard Corp.	160	649,702
*	Seneca Foods Corp., Class A	2,914	165,865
*	Simply Good Foods Co.	17,580	573,460
	SpartanNash Co.	15,167	489,742
	Spectrum Brands Holdings, Inc.	6,091	423,568
#*	Sprouts Farmers Market, Inc.	18,713	517,227
#	Tootsie Roll Industries, Inc.	4,946	173,704
#*	TreeHouse Foods, Inc.	22,596	981,118
*	U.S. Foods Holding Corp.	35,789	1,127,354
*	United Natural Foods, Inc.	21,408	910,054
#	Universal Corp.	9,953	556,472
	Village Super Market, Inc., Class A	4,625	104,386
*	Vital Farms, Inc.	2,057	24,273
#	Weis Markets, Inc.	9,807	754,453
#*	Whole Earth Brands, Inc.	12,979	69,827
*	Willamette Valley Vineyards, Inc.	206	1,283
TOTAL CONSUMER STAPLES			23,266,101
ENERGY — (8.7%)
	Adams Resources & Energy, Inc.	489	16,626
#*	Alto Ingredients, Inc.	17,564	75,525
	Antero Midstream Corp.	64,094	644,786
*	Antero Resources Corp.	88,097	3,492,165
	APA Corp.	1,075	39,958
	Arch Resources, Inc.	1,542	199,134
	Archrock, Inc.	70,621	596,041
*	Ardmore Shipping Corp.	14,641	119,324
	Berry Corp.	31,568	269,591
	Brigham Minerals, Inc., Class A	1,560	41,418
*	Bristow Group, Inc.	3,391	87,488
	California Resources Corp.	237	10,632
*	Callon Petroleum Co.	9,406	433,052
*	Centennial Resource Development, Inc., Class A	65,179	434,092
	ChampionX Corp.	26,534	554,295

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Chesapeake Energy Corp.	4,339	$408,604
	Civitas Resources, Inc.	6,571	387,426
#*	Clean Energy Fuels Corp.	66,891	433,454
*	CNX Resources Corp.	65,883	1,137,799
*	Comstock Resources, Inc.	11,205	178,496
*	CONSOL Energy, Inc.	11,372	697,331
	Continental Resources, Inc.	1,643	113,186
	CVR Energy, Inc.	6,239	209,256
	Delek U.S. Holdings, Inc.	25,103	669,246
	DHT Holdings, Inc.	67,315	442,260
*	DMC Global, Inc.	1,717	39,079
	Dorian LPG Ltd.	12,673	204,289
*	Dril-Quip, Inc.	11,338	290,820
*	DTE Midstream LLC	1,898	104,447
#*	Earthstone Energy, Inc., Class A	20,724	294,074
	EnLink Midstream LLC	104,756	1,026,609
	EQT Corp.	44,674	1,966,996
	Equitrans Midstream Corp.	68,912	540,959
	Evolution Petroleum Corp.	5,757	38,860
#*	Expro Group Holdings NV	9,712	118,292
*	Exterran Corp.	10,215	41,984
#*	Forum Energy Technologies, Inc.	844	16,711
#*	Geospace Technologies Corp.	4,922	23,281
#*	Green Plains, Inc.	13,574	488,935
*	Gulf Island Fabrication, Inc.	6,655	22,427
#*	Hallador Energy Co.	10,209	68,298
*	Helix Energy Solutions Group, Inc.	68,163	275,378
	Helmerich & Payne, Inc.	29,348	1,358,812
	HF Sinclair Corp.	46,995	2,247,301
*	Independence Contract Drilling, Inc.	257	907
	International Seaways, Inc.	14,060	332,519
*	Kosmos Energy Ltd.	52,843	335,025
*	Liberty Energy, Inc., Class A	10,472	148,702
*	Mammoth Energy Services, Inc.	2,793	8,156
	Marathon Oil Corp.	101,319	2,512,711
	Matador Resources Co.	37,489	2,166,114
	Murphy Oil Corp.	60,093	2,111,668
*	Nabors Industries Ltd.	2,457	350,098
	NACCO Industries, Inc., Class A	2,143	84,220
#*	National Energy Services Reunited Corp.	19,332	136,291
*	Natural Gas Services Group, Inc.	5,881	59,104
*	Newpark Resources, Inc.	39,705	139,762
#*	NextDecade Corp.	9,128	64,535
*	NexTier Oilfield Solutions, Inc.	73,146	729,266
*	Noble Corp.	949	28,470
#	Nordic American Tankers Ltd.	31,404	75,370
	NOV, Inc.	9,518	177,130
	Oasis Petroleum, Inc.	2,238	287,001
*	Oceaneering International, Inc.	16,880	179,266
*	Oil States International, Inc.	26,031	132,758
*	Overseas Shipholding Group, Inc., Class A	37,917	88,726
	Patterson-UTI Energy, Inc.	59,204	979,826
*	PBF Energy, Inc., Class A	30,503	1,017,275
	PDC Energy, Inc.	34,743	2,282,268
#*	Peabody Energy Corp.	21,777	457,099
#	PHX Minerals, Inc.	9,307	30,527
*	ProPetro Holding Corp.	34,143	359,184
*	Range Resources Corp.	85,010	2,811,281
#	Ranger Oil Corp., Class A	3,927	149,462

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	REX American Resources Corp.	2,114	$201,802
#*	RPC, Inc.	49,574	404,524
*	SandRidge Energy, Inc.	13,033	244,108
	Scorpio Tankers, Inc.	18,064	697,451
*	SEACOR Marine Holdings, Inc.	6,515	48,211
*	Select Energy Services, Inc., Class A	37,982	283,726
	SFL Corp. Ltd.	51,732	515,768
#*	SilverBow Resources, Inc.	4,776	215,827
#	Sitio Royalties Corp.	1,241	36,622
	SM Energy Co.	36,523	1,507,669
*	Smart Sand, Inc.	3,473	8,405
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	118,508
*	Talos Energy, Inc.	28,991	549,379
*	TechnipFMC PLC	112,516	910,254
*	Teekay Corp.	400	1,256
*	Teekay Tankers Ltd., Class A	11,783	245,911
*	Tidewater, Inc.	16,479	363,032
#*	Transocean Ltd.	86,442	292,174
*	U.S. Silica Holdings, Inc.	27,830	384,889
#	VAALCO Energy, Inc.	7,764	46,040
	World Fuel Services Corp.	20,183	559,473
TOTAL ENERGY			46,728,487
FINANCIALS — (25.5%)
	1st Source Corp.	6,790	327,414
*	Acacia Research Corp.	29	146
#	ACNB Corp.	1,607	52,854
	Alerus Financial Corp.	4,081	100,556
*	Alleghany Corp.	3,959	3,315,583
	Allegiance Bancshares, Inc.	9,595	422,564
	Amalgamated Financial Corp.	6,608	152,513
	A-Mark Precious Metals, Inc.	1,166	35,330
*	Ambac Financial Group, Inc.	20,013	235,553
#	Amerant Bancorp, Inc.	11,050	301,886
	American Equity Investment Life Holding Co.	40,707	1,528,955
#	American National Bankshares, Inc.	5,388	195,531
	Ameris Bancorp	24,607	1,163,665
	AmeriServ Financial, Inc.	6,300	24,822
	Ames National Corp.	1,638	36,364
	Argo Group International Holdings Ltd.	11,297	370,429
	Arrow Financial Corp.	7,176	240,755
*	AssetMark Financial Holdings, Inc.	6,603	125,391
	Associated Banc-Corp.	63,072	1,267,747
	Associated Capital Group, Inc., Class A	738	30,184
	Assured Guaranty Ltd.	28,997	1,693,135
	Atlantic Union Bankshares Corp.	27,324	945,137
#*	Atlanticus Holdings Corp.	1,800	69,552
	Auburn National BanCorp, Inc.	44	1,188
	Axis Capital Holdings Ltd.	20,107	1,015,202
*	Axos Financial, Inc.	1,171	48,901
	Banc of California, Inc.	22,834	399,823
#	BancFirst Corp.	1,252	134,452
*	Bancorp, Inc.	12,957	318,742
	Bank of Marin Bancorp	7,727	252,827
	Bank OZK	38,452	1,541,925
	BankFinancial Corp.	6,411	61,097
	BankUnited, Inc.	25,178	978,165
	Bankwell Financial Group, Inc.	1,038	34,026
	Banner Corp.	11,924	739,169

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bar Harbor Bankshares	5,174	$149,891
	Baycom Corp.	3,786	74,168
	BCB Bancorp, Inc.	6,954	133,934
	Berkshire Hills Bancorp, Inc.	21,964	618,726
*	Blucora, Inc.	13,470	269,400
	Blue Ridge Bankshares, Inc.	2,036	30,418
	BOK Financial Corp.	14,497	1,276,171
	Bread Financial Holdings, Inc.	10,968	434,442
*	Bridgewater Bancshares, Inc.	7,002	122,395
*	Brighthouse Financial, Inc.	13,533	587,603
	Brookline Bancorp, Inc.	33,790	467,316
	Business First Bancshares, Inc.	4,698	110,309
	Byline Bancorp, Inc.	9,622	235,643
	C&F Financial Corp.	703	31,298
	Cadence Bank	39,807	1,038,963
	Cambridge Bancorp	639	53,222
	Camden National Corp.	6,936	316,975
*	Cannae Holdings, Inc.	27,502	580,567
	Capital City Bank Group, Inc.	6,830	221,224
	Capitol Federal Financial, Inc.	62,833	602,568
	Capstar Financial Holdings, Inc.	7,102	149,213
*	Carter Bankshares, Inc.	7,589	105,867
	Cathay General Bancorp	24,130	1,006,221
#	CBTX, Inc.	6,963	215,505
	Central Pacific Financial Corp.	6,301	149,208
	Central Valley Community Bancorp	4,534	75,854
	Chemung Financial Corp.	665	30,105
	Citizens & Northern Corp.	5,477	133,803
	Citizens Community Bancorp, Inc.	2,054	26,599
	Citizens Holding Co.	171	2,950
	City Holding Co.	1,281	111,178
	Civista Bancshares, Inc.	4,446	96,300
	CNA Financial Corp.	4,893	207,561
	CNB Financial Corp.	8,195	211,431
	CNO Financial Group, Inc.	28,026	525,487
	Codorus Valley Bancorp, Inc.	1,078	23,684
	Colony Bankcorp, Inc.	3,103	45,056
	Columbia Banking System, Inc.	27,961	843,583
	Comerica, Inc.	18,647	1,450,177
	Community Financial Corp.	360	13,176
	Community Trust Bancorp, Inc.	8,489	367,828
	ConnectOne Bancorp, Inc.	17,882	472,800
*	Consumer Portfolio Services, Inc.	9,697	124,316
	Cowen, Inc., Class A	11,362	398,465
*	CrossFirst Bankshares, Inc.	13,057	179,142
*	Customers Bancorp, Inc.	14,939	570,520
	CVB Financial Corp.	17,694	471,899
	Dime Community Bancshares, Inc.	15,551	529,978
	Donegal Group, Inc., Class A	12,902	182,692
#	Donegal Group, Inc., Class B	592	8,797
	Eagle Bancorp Montana, Inc.	600	11,580
	Eagle Bancorp, Inc.	8,195	401,801
	Eastern Bankshares, Inc.	9,681	197,492
#*	Elevate Credit, Inc.	9,600	22,080
	Employers Holdings, Inc.	11,498	456,586
#*	Encore Capital Group, Inc.	10,211	739,583
*	Enova International, Inc.	15,341	529,418
*	Enstar Group Ltd.	2,602	514,988
	Enterprise Bancorp, Inc.	1,225	38,955

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	8,927	$419,837
	Equitable Holdings, Inc.	24,028	683,116
#	Equity Bancshares, Inc., Class A	7,860	251,127
	Esquire Financial Holdings, Inc.	239	8,657
	ESSA Bancorp, Inc.	1,308	23,099
	Essent Group Ltd.	6,957	290,524
	Evans Bancorp, Inc.	605	21,980
	Everest Re Group Ltd.	7,920	2,069,892
*	EZCORP, Inc., Class A	26,952	216,694
#	Farmers & Merchants Bancorp, Inc.	600	18,390
	Farmers National Banc Corp.	13,132	186,474
	FB Financial Corp.	6,810	291,809
	Federal Agricultural Mortgage Corp., Class C	1,986	219,036
	Fidelity National Financial, Inc.	5,288	211,308
	Financial Institutions, Inc.	7,592	201,264
	First American Financial Corp.	18,059	1,047,422
	First BanCorp	57,074	861,247
	First BanCorp	11,612	439,863
	First Bancorp, Inc.	3,234	97,683
	First Bancshares, Inc.	6,589	191,081
	First Bank	4,893	73,689
	First Busey Corp.	16,975	418,434
	First Business Financial Services, Inc.	2,966	99,213
	First Citizens BancShares, Inc., Class A	1,441	1,090,376
	First Commonwealth Financial Corp.	25,463	377,362
	First Community Bankshares, Inc.	8,893	285,287
	First Financial Bancorp	31,281	698,818
	First Financial Corp.	2,966	138,572
	First Financial Northwest, Inc.	2,949	45,474
	First Foundation, Inc.	11,467	238,743
	First Hawaiian, Inc.	16,158	411,867
	First Horizon Corp.	138,417	3,095,004
	First Internet Bancorp	4,583	162,467
	First Interstate BancSystem, Inc., Class A	23,344	951,968
	First Merchants Corp.	12,711	527,888
	First Mid Bancshares, Inc.	6,446	242,176
	First Northwest Bancorp	2,324	38,811
	First of Long Island Corp.	11,476	208,863
*	First Western Financial, Inc.	877	24,547
	Flagstar Bancorp, Inc.	20,529	845,795
	Flushing Financial Corp.	15,371	331,860
	FNB Corp.	73,822	882,911
	FS Bancorp, Inc.	3,295	99,015
	Fulton Financial Corp.	55,404	924,693
*	Genworth Financial, Inc., Class A	101,573	431,685
	German American Bancorp, Inc.	3,109	117,645
	Global Indemnity Group LLC, Class A	4,049	108,108
	Globe Life, Inc.	18,236	1,836,912
	Great Southern Bancorp, Inc.	6,083	376,781
*	Green Dot Corp., Class A	3,926	110,321
#*	Greenlight Capital Re Ltd., Class A	12,464	89,616
	Guaranty Bancshares, Inc.	1,107	41,369
*	Hallmark Financial Services, Inc.	5,065	13,017
	Hancock Whitney Corp.	22,857	1,115,650
	Hanmi Financial Corp.	13,939	352,239
	HarborOne Bancorp, Inc.	24,706	358,237
	Heartland Financial USA, Inc.	9,765	438,449
	Heritage Commerce Corp.	30,948	364,567
	Heritage Financial Corp.	17,265	449,235

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Heritage Insurance Holdings, Inc.	11,019	$28,539
#	Hilltop Holdings, Inc.	21,057	607,494
	HMN Financial, Inc.	750	17,033
	Home Bancorp, Inc.	2,350	88,525
	HomeStreet, Inc.	8,369	312,080
	HomeTrust Bancshares, Inc.	4,946	119,396
	Hope Bancorp, Inc.	42,647	641,411
	Horace Mann Educators Corp.	14,838	508,201
	Horizon Bancorp, Inc.	20,236	385,901
	Independent Bank Corp.	10,598	888,112
	Independent Bank Corp.	9,281	194,715
#	Independent Bank Group, Inc.	20,108	1,422,038
	International Bancshares Corp.	19,438	852,551
	Invesco Ltd.	102,106	1,811,360
	Investar Holding Corp.	701	15,387
	Investors Title Co.	125	18,625
	Jackson Financial, Inc., Class A	2,528	69,545
	James River Group Holdings Ltd.	15,764	374,553
	Janus Henderson Group PLC	17,357	447,290
	Jefferies Financial Group, Inc.	52,955	1,724,744
	Kearny Financial Corp.	32,945	385,786
	Kemper Corp.	21,377	1,000,444
	Kentucky First Federal Bancorp	120	924
	Kingstone Cos., Inc.	2,182	7,790
	Lakeland Bancorp, Inc.	25,471	405,498
	Landmark Bancorp, Inc.	247	6,133
	LCNB Corp.	2,550	39,525
	Lincoln National Corp.	32,134	1,649,760
	Luther Burbank Corp.	7,902	104,227
	M&T Bank Corp.	12,769	2,265,859
	Macatawa Bank Corp.	16,642	154,771
*	Maiden Holdings Ltd.	19,322	39,803
*	Malvern Bancorp, Inc.	496	7,837
*	MBIA, Inc.	21,787	274,080
	Mercantile Bank Corp.	7,428	263,248
	Merchants Bancorp	5,434	143,784
	Mercury General Corp.	9,481	397,538
	Meta Financial Group, Inc.	6,239	210,379
*	Metropolitan Bank Holding Corp.	3,724	258,371
	MGIC Investment Corp.	41,905	592,537
	Mid Penn Bancorp, Inc.	2,833	81,250
	Midland States Bancorp, Inc.	10,179	266,690
	MidWestOne Financial Group, Inc.	5,062	157,985
*	Mr Cooper Group, Inc.	17,011	766,346
	MVB Financial Corp.	967	31,428
	National Bank Holdings Corp., Class A	7,326	304,908
	National Bankshares, Inc.	1,210	38,297
	National Western Life Group, Inc., Class A	1,516	306,232
	Navient Corp.	66,562	1,096,276
	NBT Bancorp, Inc.	8,450	342,563
	Nelnet, Inc., Class A	12,879	1,224,664
#	New York Community Bancorp, Inc.	120,803	1,282,928
*	NI Holdings, Inc.	966	14,335
*	Nicholas Financial, Inc.	1,554	15,291
*	Nicolet Bankshares, Inc.	2,604	208,268
*	NMI Holdings, Inc., Class A	22,181	420,108
#	Northeast Bank	3,766	149,887
	Northfield Bancorp, Inc.	22,290	328,109
	Northrim BanCorp, Inc.	2,573	107,165

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northwest Bancshares, Inc.	45,061	$647,977
	Norwood Financial Corp.	66	1,715
	OceanFirst Financial Corp.	25,085	515,748
*	Ocwen Financial Corp.	3,239	111,098
	OFG Bancorp	18,388	505,118
	Ohio Valley Banc Corp.	197	5,579
	Old National Bancorp	74,089	1,289,889
	Old Republic International Corp.	65,601	1,526,535
	Old Second Bancorp, Inc.	11,322	159,074
*	Oportun Financial Corp.	2,848	26,145
	Oppenheimer Holdings, Inc., Class A	5,326	178,900
	Origin Bancorp, Inc.	2,232	96,132
	Orrstown Financial Services, Inc.	2,948	76,412
	Pacific Premier Bancorp, Inc.	28,224	949,455
	PacWest Bancorp	31,399	880,114
#	Park National Corp.	274	35,499
#	Parke Bancorp, Inc.	3,179	69,779
*	Patriot National Bancorp, Inc.	60	694
	PCB Bancorp	3,185	61,375
	PCSB Financial Corp.	7,863	153,250
	Peapack-Gladstone Financial Corp.	8,321	271,764
	Penns Woods Bancorp, Inc.	1,099	24,409
	PennyMac Financial Services, Inc.	8,543	468,071
	Peoples Bancorp, Inc.	13,498	417,358
	Pinnacle Financial Partners, Inc.	10,813	855,308
	Popular, Inc.	24,047	1,867,730
*	PRA Group, Inc.	16,999	677,240
	Preferred Bank	2,859	207,849
	Premier Financial Corp.	16,333	465,164
	Primis Financial Corp.	11,991	162,478
	ProAssurance Corp.	12,111	268,016
*	Professional Holding Corp., Class A	1,951	43,800
	Prosperity Bancshares, Inc.	19,850	1,470,686
	Provident Financial Holdings, Inc.	3,183	46,313
	Provident Financial Services, Inc.	25,609	623,835
	QCR Holdings, Inc.	6,737	399,437
	Radian Group, Inc.	26,033	582,358
	RBB Bancorp	4,682	106,796
	Regional Management Corp.	4,234	173,594
	Reinsurance Group of America, Inc.	16,306	1,887,909
	RenaissanceRe Holdings Ltd.	1,159	149,870
	Renasant Corp.	20,061	670,037
	Republic Bancorp, Inc., Class A	6,725	301,549
#*	Republic First Bancorp, Inc.	21,395	77,450
	Riverview Bancorp, Inc.	6,235	45,890
	S&T Bancorp, Inc.	17,139	530,281
	Safety Insurance Group, Inc.	2,849	246,581
	Sandy Spring Bancorp, Inc.	10,630	439,019
	Seacoast Banking Corp. of Florida	6,084	217,686
	Shore Bancshares, Inc.	6,201	121,540
	Sierra Bancorp	7,598	170,575
	Simmons First National Corp., Class A	34,282	814,197
*	SiriusPoint Ltd.	81,495	356,948
	SmartFinancial, Inc.	4,293	112,691
	South Plains Financial, Inc.	2,472	65,310
	South State Corp.	17,701	1,500,514
*	Southern First Bancshares, Inc.	2,741	122,660
	Southern Missouri Bancorp, Inc.	1,754	94,611
	Southside Bancshares, Inc.	3,885	155,167

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Sterling Bancorp, Inc.	2,736	$17,127
	Stewart Information Services Corp.	8,376	457,748
	Stifel Financial Corp.	8,915	533,206
*	StoneX Group, Inc.	5,168	450,288
	Synovus Financial Corp.	17,088	690,013
	Territorial Bancorp, Inc.	4,012	89,869
*	Texas Capital Bancshares, Inc.	16,624	974,499
	Timberland Bancorp, Inc.	3,197	82,003
	Tiptree, Inc.	17,570	195,203
	Tompkins Financial Corp.	1,300	100,295
	Towne Bank	18,711	558,898
*	Trean Insurance Group, Inc.	3,794	19,577
	TriCo Bancshares	5,596	267,489
	TrustCo Bank Corp. NY	9,257	310,665
	Trustmark Corp.	21,670	703,625
	UMB Financial Corp.	2,590	234,395
	Umpqua Holdings Corp.	36,292	639,102
*	Unico American Corp.	1,400	2,576
	United Bancshares, Inc.	406	9,419
	United Bankshares, Inc.	30,153	1,168,127
	United Community Banks, Inc.	14,647	498,437
	United Fire Group, Inc.	11,671	383,159
	United Insurance Holdings Corp.	19,749	21,921
	United Security Bancshares	4,425	32,546
	Unity Bancorp, Inc.	2,168	60,747
	Universal Insurance Holdings, Inc.	14,823	187,511
	Univest Financial Corp.	13,875	346,043
	Unum Group	53,709	1,728,893
	Valley National Bancorp	91,394	1,068,396
	Veritex Holdings, Inc.	9,437	291,981
	Virtus Investment Partners, Inc.	117	24,139
	Voya Financial, Inc.	28,966	1,742,595
	Washington Federal, Inc.	31,158	1,063,423
	Washington Trust Bancorp, Inc.	6,952	381,526
	Waterstone Financial, Inc.	11,818	220,406
	Webster Financial Corp.	25,707	1,194,090
	WesBanco, Inc.	20,414	696,526
	West BanCorp, Inc.	4,526	117,721
	Western New England Bancorp, Inc.	12,440	109,472
	Westwood Holdings Group, Inc.	1,679	21,777
	White Mountains Insurance Group Ltd.	591	732,503
	Wintrust Financial Corp.	9,711	835,534
#	WSFS Financial Corp.	24,671	1,177,300
	Zions Bancorp NA	39,595	2,159,907
TOTAL FINANCIALS			136,309,241
HEALTH CARE — (6.0%)
*	Acadia Healthcare Co., Inc.	20,749	1,720,300
#††	Achillion Pharmaceuticals, Inc.	70,786	102,640
*	Addus HomeCare Corp.	7,988	741,366
*	Adicet Bio, Inc.	984	16,620
*	Agiliti, Inc.	1,801	39,424
#*	Agios Pharmaceuticals, Inc.	22,914	494,255
#*	Aldeyra Therapeutics, Inc.	2,324	11,713
*	AlerisLife, Inc.	11,501	13,226
#*	Allogene Therapeutics, Inc.	6,228	80,839
*	Allscripts Healthcare Solutions, Inc.	61,281	969,465
*	American Shared Hospital Services	400	940
*	Amneal Pharmaceuticals, Inc.	10,904	38,600

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amphastar Pharmaceuticals, Inc.	13,489	$504,354
#*	AnaptysBio, Inc.	12,280	257,143
*	AngioDynamics, Inc.	18,753	425,506
#*	ANI Pharmaceuticals, Inc.	8,400	287,700
*	Anika Therapeutics, Inc.	6,588	153,896
*	Artivion, Inc.	8,025	157,290
*	Athira Pharma, Inc.	992	3,452
*	aTyr Pharma, Inc.	2,013	7,066
*	Avanos Medical, Inc.	19,082	541,356
#*	Avidity Biosciences, Inc.	6,124	99,760
#*	Bioventus, Inc., Class A	3,738	31,736
#*	Bioxcel Therapeutics, Inc.	2,338	36,099
*	Bluebird Bio, Inc.	10,725	43,436
*	Brookdale Senior Living, Inc.	94,058	453,360
#*	Cara Therapeutics, Inc.	4,826	42,179
#*	Castle Biosciences, Inc.	478	13,365
*	Catalyst Pharmaceuticals, Inc.	9,532	97,608
*	Chinook Therapeutics, Inc.	6,112	113,133
#*	Collegium Pharmaceutical, Inc.	4,355	74,862
*	Community Health Systems, Inc.	7,977	23,771
*	Computer Programs & Systems, Inc.	4,472	150,975
*	Covetrus, Inc.	23,930	497,026
*	Cross Country Healthcare, Inc.	9,073	239,164
*	Cumberland Pharmaceuticals, Inc.	4,400	9,900
#*»††	Curative Health Services, Inc.	1,058	0
*	Cymabay Therapeutics, Inc.	24,125	75,511
	DENTSPLY SIRONA, Inc.	8,620	311,699
*	Dyne Therapeutics, Inc.	5,377	56,405
*	Eagle Pharmaceuticals, Inc.	1,375	54,587
*	Elanco Animal Health, Inc.	72,594	1,470,754
*	Emergent BioSolutions, Inc.	17,892	619,779
	Encompass Health Corp.	487	24,652
#*	Endo International PLC	6,169	3,271
	Enhabit, Inc.	243	4,255
*	Enovis Corp.	10,212	609,861
*	Envista Holdings Corp.	46,755	1,900,591
*	FONAR Corp.	2,833	41,078
#*	Fulcrum Therapeutics, Inc.	2,868	16,864
#*	Fulgent Genetics, Inc.	5,059	302,275
*	Generation Bio Co.	11,971	76,375
#*	Gritstone bio, Inc.	8,537	21,684
*	Harvard Bioscience, Inc.	11,180	42,037
*	HealthStream, Inc.	13,268	319,228
*	Heska Corp.	608	55,626
*	Homology Medicines, Inc.	10,033	21,571
*	ICU Medical, Inc.	350	62,009
#*	Ideaya Biosciences, Inc.	5,873	87,625
#*	Immunovant, Inc.	21,412	88,217
*	Innoviva, Inc.	9,817	140,776
*	Inogen, Inc.	10,034	279,146
*	Integer Holdings Corp.	9,306	650,396
*	Invacare Corp.	472	533
*	Jazz Pharmaceuticals PLC	10,429	1,627,550
#*	Jounce Therapeutics, Inc.	20,276	62,247
#*	KalVista Pharmaceuticals, Inc.	5,320	65,702
*	Kewaunee Scientific Corp.	637	11,759
#*	Kinnate Biopharma, Inc.	1,216	13,011
*	Kura Oncology, Inc.	15,258	233,600
*	LENSAR, Inc.	3,093	19,455

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	LHC Group, Inc.	1,351	$220,294
*	Ligand Pharmaceuticals, Inc.	1,375	126,541
*	MEDNAX, Inc.	19,121	433,282
*	Meridian Bioscience, Inc.	8,459	267,812
*	Merit Medical Systems, Inc.	5,516	317,060
#	Mesa Laboratories, Inc.	227	48,408
#*	Mustang Bio, Inc.	38,746	22,473
*	Myriad Genetics, Inc.	34,181	901,695
	National HealthCare Corp.	5,207	369,853
#*	Neogen Corp.	610	14,109
*	NextCure, Inc.	3,554	15,282
*	NextGen Healthcare, Inc.	11,200	191,744
*	NuVasive, Inc.	4,546	238,756
*	Nuvation Bio, Inc.	3,875	10,695
*	Opiant Pharmaceuticals, Inc.	1,801	18,496
#*	OPKO Health, Inc.	16,738	39,502
#*	OraSure Technologies, Inc.	37,582	115,001
*	Organogenesis Holdings, Inc.	11,517	66,108
	Organon & Co.	3,792	120,282
*	Orthofix Medical, Inc.	9,041	231,902
#	Owens & Minor, Inc.	15,076	533,841
#	Patterson Cos., Inc.	21,976	682,575
#*††	PDL BioPharma, Inc.	35,325	85,840
	Perrigo Co. PLC	35,746	1,496,685
#*	Personalis, Inc.	1,103	4,070
*	PetIQ, Inc.	7,800	127,920
	Phibro Animal Health Corp., Class A	4,300	84,151
	Premier, Inc., Class A	17,993	692,011
*	Prestige Consumer Healthcare, Inc.	13,661	823,895
#	ProPhase Labs, Inc.	2,170	22,438
#*	Prothena Corp. PLC	2,927	90,913
*	REGENXBIO, Inc.	8,213	257,642
*	Replimune Group, Inc.	3,327	64,145
#*	Rhythm Pharmaceuticals, Inc.	2,492	31,399
#*	Sage Therapeutics, Inc.	7,279	250,470
#*	Sana Biotechnology, Inc.	310	2,071
*	SeaSpine Holdings Corp.	19,665	116,810
	Select Medical Holdings Corp.	11,777	348,835
*	Sharps Compliance Corp.	4,948	42,701
*	Supernus Pharmaceuticals, Inc.	14,030	445,452
*	Surface Oncology, Inc.	6,842	11,700
*	Surgery Partners, Inc.	399	15,713
#*	Sutro Biopharma, Inc.	5,846	34,199
#*	Synlogic, Inc.	7,427	7,249
*	Tactile Systems Technology, Inc.	619	4,797
*	Taro Pharmaceutical Industries Ltd.	5,881	209,893
*	Tarsus Pharmaceuticals, Inc.	1,849	27,772
*	Turning Point Therapeutics, Inc.	1,223	91,701
#*	UFP Technologies, Inc.	2,556	205,809
*	United Therapeutics Corp.	2,687	620,885
	Universal Health Services, Inc., Class B	17,361	1,952,592
	Utah Medical Products, Inc.	763	69,692
*	Vanda Pharmaceuticals, Inc.	28,844	310,938
#*	Varex Imaging Corp.	18,375	409,579
*	Viking Therapeutics, Inc.	14,921	44,912
#*	X4 Pharmaceuticals, Inc.	532	681
*	Xencor, Inc.	3,040	87,218
TOTAL HEALTH CARE			31,942,143

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (17.9%)
*	AAR Corp.	13,656	$608,102
	ABM Industries, Inc.	20,197	905,633
	ACCO Brands Corp.	43,928	314,964
	Acme United Corp.	700	20,160
	Acuity Brands, Inc.	169	30,826
	AGCO Corp.	14,693	1,600,362
	Air Lease Corp.	38,619	1,433,151
*	Air Transport Services Group, Inc.	28,430	890,996
	Alamo Group, Inc.	5,961	771,413
*	Alaska Air Group, Inc.	7,997	354,507
	Albany International Corp., Class A	9,909	904,394
*	Allegiant Travel Co.	6,978	804,633
	Allied Motion Technologies, Inc.	7,689	207,142
*	Alta Equipment Group, Inc.	12,447	139,904
	Altra Industrial Motion Corp.	19,778	825,336
	AMERCO	4,926	2,645,656
#*	American Superconductor Corp.	2,828	17,364
*	American Woodmark Corp.	7,906	397,039
*	API Group Corp.	8,582	151,987
	Apogee Enterprises, Inc.	10,036	417,598
	Applied Industrial Technologies, Inc.	577	58,040
	ARC Document Solutions, Inc.	18,500	51,985
	ArcBest Corp.	11,884	1,052,922
	Arcosa, Inc.	20,471	1,055,485
	Argan, Inc.	6,251	232,287
*	ASGN, Inc.	2,100	217,896
	Astec Industries, Inc.	10,716	526,477
*	Astronics Corp.	10,639	119,370
#*	Astronics Corp., Class B	385	4,139
*	Atlas Air Worldwide Holdings, Inc.	12,275	929,340
	AZZ, Inc.	9,978	424,464
	Barnes Group, Inc.	17,018	575,549
	Barrett Business Services, Inc.	2,668	217,682
*	Beacon Roofing Supply, Inc.	23,284	1,397,506
	BGSF, Inc.	3,300	42,933
#*	BlueLinx Holdings, Inc.	3,518	281,440
	Boise Cascade Co.	13,631	963,848
	Brady Corp., Class A	8,122	388,638
*	BrightView Holdings, Inc.	19,861	260,974
#*	Broadwind, Inc.	4,795	10,165
*	Builders FirstSource, Inc.	28,942	1,968,056
*	CACI International, Inc., Class A	4,061	1,227,600
*	CBIZ, Inc.	18,338	836,580
*	CECO Environmental Corp.	17,181	133,153
*	CIRCOR International, Inc.	9,051	157,578
*	Civeo Corp.	3,887	115,327
*	Clarivate PLC	10,678	154,724
*	Clean Harbors, Inc.	5,351	522,204
	Columbus McKinnon Corp.	9,559	316,403
	Comfort Systems USA, Inc.	1,326	140,105
*	Commercial Vehicle Group, Inc.	13,963	107,515
	CompX International, Inc.	200	4,550
#*	Concrete Pumping Holdings, Inc.	8,570	55,962
*	Construction Partners, Inc., Class A	2,421	57,571
	Costamare, Inc.	38,192	447,992
#	Covenant Logistics Group, Inc.	6,545	219,061
*	CPI Aerostructures, Inc.	1,158	1,366
	CRA International, Inc.	3,010	298,020
	Curtiss-Wright Corp.	3,300	473,352

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deluxe Corp.	6,333	$159,212
*	Ducommun, Inc.	5,405	255,873
*	DXP Enterprises, Inc.	9,300	316,200
*	Dycom Industries, Inc.	9,177	946,699
#	Eagle Bulk Shipping, Inc.	4,082	216,060
	Eastern Co.	910	18,746
	EMCOR Group, Inc.	5,786	673,317
	Encore Wire Corp.	5,688	787,617
	Enerpac Tool Group Corp.	1,961	39,808
	EnerSys	8,024	528,862
	Eneti, Inc.	4,950	31,779
#	Ennis, Inc.	11,841	258,726
	EnPro Industries, Inc.	7,374	689,322
	Esab Corp.	10,212	420,939
	ESCO Technologies, Inc.	7,284	564,874
	Federal Signal Corp.	14,377	596,933
	Flowserve Corp.	7,191	243,343
#*	Fluor Corp.	12,113	307,791
*	FTI Consulting, Inc.	383	62,643
*	Gates Industrial Corp. PLC	32,255	396,737
	GATX Corp.	14,182	1,421,746
#	Genco Shipping & Trading Ltd.	13,505	260,376
*	Gencor Industries, Inc.	1,822	18,056
*	Gibraltar Industries, Inc.	10,351	484,323
*	GMS, Inc.	12,651	671,389
#	Gorman-Rupp Co.	9,371	287,690
	Graham Corp.	3,427	24,503
	Granite Construction, Inc.	15,400	460,460
*	Great Lakes Dredge & Dock Corp.	18,977	245,373
	Greenbrier Cos., Inc.	14,352	456,681
	Griffon Corp.	17,303	519,263
*	Harsco Corp.	22,166	106,618
#*	Hawaiian Holdings, Inc.	22,038	329,688
	Healthcare Services Group, Inc.	1,200	17,208
	Heartland Express, Inc.	33,510	532,139
	Heidrick & Struggles International, Inc.	6,151	191,542
	Helios Technologies, Inc.	1,707	117,476
	Herc Holdings, Inc.	4,298	533,038
*	Heritage-Crystal Clean, Inc.	6,477	217,368
*	Hill International, Inc.	18,740	32,608
	Hillenbrand, Inc.	4,266	197,089
	HNI Corp.	6,843	241,695
*	Hub Group, Inc., Class A	10,414	795,630
*	Hudson Global, Inc.	786	22,157
*	Hudson Technologies, Inc.	3,873	34,508
	Hurco Cos., Inc.	2,430	61,552
*	Huron Consulting Group, Inc.	9,631	646,240
	Hyster-Yale Materials Handling, Inc.	5,973	206,606
	ICF International, Inc.	4,421	417,121
*	IES Holdings, Inc.	5,507	181,731
	Insteel Industries, Inc.	7,011	219,444
	Interface, Inc.	15,269	221,248
*	JELD-WEN Holding, Inc.	16,955	301,460
*	JetBlue Airways Corp.	101,906	858,049
	Kadant, Inc.	157	32,004
	Kaman Corp.	9,135	281,175
*	KAR Auction Services, Inc.	24,230	414,333
	Kelly Services, Inc., Class A	16,371	354,923
	Kennametal, Inc.	29,748	798,734

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kimball International, Inc., Class B	14,495	$118,714
*	Kirby Corp.	12,102	767,751
	Knight-Swift Transportation Holdings, Inc.	43,670	2,399,667
	Korn Ferry	17,890	1,171,974
*	Kratos Defense & Security Solutions, Inc.	5,252	75,576
*	Lawson Products, Inc.	2,007	99,547
*	LB Foster Co., Class A	3,630	53,071
*	Limbach Holdings, Inc.	1,631	8,726
*	LS Starrett Co., Class A	489	3,418
	LSI Industries, Inc.	9,836	59,508
	Luxfer Holdings PLC	4,081	66,684
*	Manitowoc Co., Inc.	16,406	187,521
	ManpowerGroup, Inc.	5,337	418,474
	ManTech International Corp., Class A	6,874	658,667
	Marten Transport Ltd.	21,324	459,745
*	Masonite International Corp.	3,143	286,107
*	MasTec, Inc.	12,633	997,123
*	Matrix Service Co.	11,391	63,106
	Matson, Inc.	12,125	1,111,499
	Matthews International Corp., Class A	13,010	363,630
	Maxar Technologies, Inc.	16,769	460,812
*	Mayville Engineering Co., Inc.	4,996	35,671
	McGrath RentCorp	5,993	505,569
	MDU Resources Group, Inc.	43,349	1,238,481
*	Mercury Systems, Inc.	5,335	314,818
*	Meritor, Inc.	11,169	406,775
*	Mesa Air Group, Inc.	13,416	30,320
	Miller Industries, Inc.	5,610	134,808
	MillerKnoll, Inc.	9,558	287,791
*	Mistras Group, Inc.	13,168	81,247
	Moog, Inc., Class A	9,741	834,219
*	MRC Global, Inc.	30,098	349,739
	Mueller Industries, Inc.	9,980	671,953
	Mueller Water Products, Inc., Class A	28,085	365,667
*	MYR Group, Inc.	4,865	463,294
	National Presto Industries, Inc.	3,295	234,604
	Nielsen Holdings PLC	61,150	1,464,543
	NL Industries, Inc.	7,073	65,991
*	NN, Inc.	17,672	51,249
#*	Northwest Pipe Co.	5,166	161,954
*	NOW, Inc.	42,244	467,219
*	NV5 Global, Inc.	2,275	308,490
	nVent Electric PLC	20,095	709,554
*	Orion Group Holdings, Inc.	13,009	34,864
	Oshkosh Corp.	8,463	728,664
	Owens Corning	2,267	210,242
*	PAM Transportation Services, Inc.	6,995	250,281
	Pangaea Logistics Solutions Ltd.	8,352	42,428
#	Park Aerospace Corp.	10,310	125,782
	Park-Ohio Holdings Corp.	6,400	113,600
#*	Parsons Corp.	3,373	145,815
	Patriot Transportation Holding, Inc.	178	1,339
*	Perma-Pipe International Holdings, Inc.	1,500	13,890
*	PGT Innovations, Inc.	9,267	202,947
#	Pineapple Energy, Inc.	574	1,579
#	Powell Industries, Inc.	5,740	137,530
	Preformed Line Products Co.	2,517	150,517
	Primoris Services Corp.	21,420	500,371
*	Proto Labs, Inc.	6,365	311,185

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Quad/Graphics, Inc.	18,082	$57,501
	Quanex Building Products Corp.	13,379	329,257
*	Radiant Logistics, Inc.	18,685	135,466
*	RCM Technologies, Inc.	2,391	42,608
	Regal Rexnord Corp.	10,458	1,404,509
*	Resideo Technologies, Inc.	28,152	633,702
	Resources Connection, Inc.	15,156	325,248
#	REV Group, Inc.	26,709	310,893
	Rush Enterprises, Inc., Class A	16,007	771,377
	Rush Enterprises, Inc., Class B	2,875	155,969
	Ryder System, Inc.	12,445	974,692
	Schneider National, Inc., Class B	17,230	436,436
	Sensata Technologies Holding PLC	18,607	827,453
*	SIFCO Industries, Inc.	659	2,109
*	SkyWest, Inc.	18,814	454,358
	Snap-on, Inc.	4,732	1,060,205
*	Spirit Airlines, Inc.	26,340	652,442
	Standex International Corp.	2,335	226,682
	Steelcase, Inc., Class A	35,458	394,648
*	Stericycle, Inc.	188	8,812
*	Sterling Construction Co., Inc.	8,473	217,841
*	Sunrun, Inc.	12,085	395,059
*	Team, Inc.	339	281
	Tennant Co.	309	20,712
	Terex Corp.	16,734	560,756
#	Textainer Group Holdings Ltd.	19,754	671,043
*	Thermon Group Holdings, Inc.	15,823	246,364
	Timken Co.	12,464	814,896
*	Titan International, Inc.	16,208	271,646
*	Titan Machinery, Inc.	11,375	319,979
	Trinity Industries, Inc.	38,005	986,230
	Triton International Ltd.	23,925	1,533,114
*	TrueBlue, Inc.	15,070	326,115
*	Tutor Perini Corp.	26,998	245,142
*	Twin Disc, Inc.	2,022	17,874
*	U.S. Xpress Enterprises, Inc., Class A	11,175	39,224
	UFP Industries, Inc.	14,860	1,370,241
*	Ultralife Corp.	969	4,341
	UniFirst Corp.	4,278	838,017
*	Univar Solutions, Inc.	28,975	783,484
	Universal Logistics Holdings, Inc.	8,276	248,694
*	USA Truck, Inc.	3,957	123,379
*	Vectrus, Inc.	5,935	197,279
*	Veritiv Corp.	5,847	725,145
*	Virco Mfg. Corp.	4,400	18,480
#	VSE Corp.	6,069	254,595
	Wabash National Corp.	17,100	308,826
	Werner Enterprises, Inc.	17,645	775,674
*	WESCO International, Inc.	12,823	1,639,292
*	Willdan Group, Inc.	2,425	65,984
*	Willis Lease Finance Corp.	2,293	89,496
TOTAL INDUSTRIALS			95,518,031
INFORMATION TECHNOLOGY — (8.6%)
#*	3D Systems Corp.	2,093	23,944
*	ACI Worldwide, Inc.	40,559	1,157,148
#	ADTRAN Holdings, Inc.	26,116	629,134
	Advanced Energy Industries, Inc.	2,125	190,166
*	Airgain, Inc.	2,500	20,650

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Alpha & Omega Semiconductor Ltd.	10,525	$442,155
	Amkor Technology, Inc.	93,254	1,880,933
*	Amtech Systems, Inc.	6,555	51,260
*	Arrow Electronics, Inc.	28,136	3,606,191
*	AstroNova, Inc.	1,475	17,626
*	Asure Software, Inc.	2,090	11,913
#*	Avaya Holdings Corp.	2,100	1,887
*	Aviat Networks, Inc.	3,200	94,016
	Avnet, Inc.	41,414	1,982,488
*	Aware, Inc.	4,272	8,758
*	Axcelis Technologies, Inc.	10,746	755,766
*	AXT, Inc.	19,893	174,462
	Bel Fuse, Inc., Class B	4,859	120,163
	Belden, Inc.	6,712	434,401
#	Benchmark Electronics, Inc.	16,214	414,754
#*	BM Technologies, Inc.	2,712	16,272
*	Brightcove, Inc.	1,562	9,294
*	Cantaloupe, Inc.	6,541	39,704
	Cass Information Systems, Inc.	3,100	113,026
*	Cerence, Inc.	1,952	54,988
*	CEVA, Inc.	1,616	60,164
*	ChannelAdvisor Corp.	766	11,291
*	Cohu, Inc.	16,481	471,027
*	Computer Task Group, Inc.	6,054	52,730
	Comtech Telecommunications Corp.	12,020	139,672
	Concentrix Corp.	10,078	1,348,033
*	Conduent, Inc.	101,177	471,485
*	Consensus Cloud Solutions, Inc.	366	19,775
*	CSP, Inc.	66	528
	CTS Corp.	10,071	409,688
*	CyberOptics Corp.	2,458	99,967
*	Daktronics, Inc.	22,360	84,521
*	Digi International, Inc.	15,127	430,968
*	Diodes, Inc.	7,774	632,570
*	DXC Technology Co.	46,591	1,472,276
#	Ebix, Inc.	11,267	266,577
#*	EMCORE Corp.	11,906	38,099
*	ePlus, Inc.	7,707	428,278
*	Fabrinet	8,009	769,345
*	FARO Technologies, Inc.	440	14,309
*	First Solar, Inc.	21,545	2,136,618
*	Flex Ltd.	130,502	2,192,434
*	FormFactor, Inc.	7,064	251,196
*	Frequency Electronics, Inc.	5,989	39,527
*	Genasys, Inc.	2,774	9,293
*	Harmonic, Inc.	29,065	317,390
*	Ichor Holdings Ltd.	11,695	365,586
#*	II-VI, Inc.	942	49,587
	Information Services Group, Inc.	3,027	22,581
*	Insight Enterprises, Inc.	9,403	878,334
#	InterDigital, Inc.	4,754	291,848
*	inTEST Corp.	4,410	37,397
*	Intevac, Inc.	9,464	45,616
*	Iteris, Inc.	16,200	42,606
*	Itron, Inc.	4,895	285,868
	Jabil, Inc.	3,135	186,031
	Juniper Networks, Inc.	47,809	1,340,086
*	Key Tronic Corp.	2,718	13,617
*	Kimball Electronics, Inc.	12,465	274,230

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Knowles Corp.	33,464	$660,914
#	Kulicke & Soffa Industries, Inc.	12,487	600,874
*	KVH Industries, Inc.	7,706	66,426
*	Kyndryl Holdings, Inc.	4,700	49,209
#*	Lantronix, Inc.	5,312	38,300
#*	LightPath Technologies, Inc., Class A	3,216	5,757
*	LiveRamp Holdings, Inc.	3,972	105,695
*	Luna Innovations, Inc.	3,500	22,645
*	Magnachip Semiconductor Corp.	12,258	187,057
	Maximus, Inc.	1,480	98,938
	Methode Electronics, Inc.	12,779	527,006
#*	N-Able, Inc.	640	6,285
*	NeoPhotonics Corp.	15,687	250,835
#*	NETGEAR, Inc.	13,032	335,965
#*	NetScout Systems, Inc.	25,536	908,571
	Network-1 Technologies, Inc.	3,000	6,990
#*	ON24, Inc.	3,290	31,617
*	Onto Innovation, Inc.	7,410	616,882
*	Optical Cable Corp.	1,600	5,872
*	OSI Systems, Inc.	4,996	482,963
#*	Park City Group, Inc.	2,401	12,221
*	Paya Holdings, Inc.	470	3,285
	PC Connection, Inc.	8,788	416,815
	PC-Tel, Inc.	5,882	27,116
*	PFSweb, Inc.	2,208	24,089
*	Photronics, Inc.	18,041	429,556
*	Plexus Corp.	8,395	788,710
#*	Rackspace Technology, Inc.	16,182	109,067
*	Rambus, Inc.	8,430	213,110
*	RF Industries Ltd.	681	4,672
#*	Ribbon Communications, Inc.	70,217	238,036
	Richardson Electronics Ltd.	4,924	76,962
*	Rogers Corp.	3,710	998,917
*	Sanmina Corp.	26,235	1,208,122
	Sapiens International Corp. NV	3,588	94,400
*	ScanSource, Inc.	11,429	365,157
*	SecureWorks Corp., Class A	2,701	26,821
#*»††	Silicon Graphics, Inc.	137	0
*	Smith Micro Software, Inc.	6,691	17,999
	SolarWinds Corp.	16,072	172,131
*	Stratasys Ltd.	25,473	524,489
*	Super Micro Computer, Inc.	13,069	705,857
#*	Synchronoss Technologies, Inc.	41,800	56,012
	TD SYNNEX Corp.	13,419	1,347,536
*	TESSCO Technologies, Inc.	3,407	19,147
*	TTM Technologies, Inc.	35,635	482,142
#*	Turtle Beach Corp.	8,423	109,499
*	Ultra Clean Holdings, Inc.	20,843	700,325
*	Upland Software, Inc.	8,961	101,439
*	Veeco Instruments, Inc.	14,237	310,367
*	Verint Systems, Inc.	3,958	180,762
#*	Viasat, Inc.	15,221	501,228
*	VirnetX Holding Corp.	1,799	3,220
	Vishay Intertechnology, Inc.	45,544	940,939
*	Vishay Precision Group, Inc.	6,460	201,423
	Wayside Technology Group, Inc.	966	30,429
#*	WidePoint Corp.	744	2,187
	Xerox Holdings Corp.	51,807	887,454

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xperi Holding Corp.	23,253	$389,720
TOTAL INFORMATION TECHNOLOGY			45,982,409
MATERIALS — (8.7%)
*	Advanced Emissions Solutions, Inc.	2,676	13,086
	AdvanSix, Inc.	12,468	489,868
*	AgroFresh Solutions, Inc.	10,796	19,109
	Alcoa Corp.	50,019	2,545,467
*	Allegheny Technologies, Inc.	5,575	138,762
	Alpha Metallurgical Resources, Inc.	1,160	158,642
	American Vanguard Corp.	15,076	352,929
*	Ampco-Pittsburgh Corp.	4,848	21,331
*	Arconic Corp.	16,326	493,208
	Ashland Global Holdings, Inc.	13,503	1,356,646
	Avient Corp.	503	21,704
*	Berry Global Group, Inc.	29,240	1,685,686
	Cabot Corp.	12,411	921,641
	Caledonia Mining Corp. PLC	2,657	29,785
	Carpenter Technology Corp.	17,458	561,100
	Chase Corp.	1,087	98,830
*	Clearwater Paper Corp.	6,893	246,080
*	Cleveland-Cliffs, Inc.	30,482	539,836
#*	Coeur Mining, Inc.	74,238	238,304
	Commercial Metals Co.	40,252	1,594,784
*	Core Molding Technologies, Inc.	2,490	27,041
	Ecovyst, Inc.	16,859	172,468
	Element Solutions, Inc.	52,380	1,035,029
#	Fortitude Gold Corp.	5,267	31,865
	Friedman Industries, Inc.	1,905	18,364
	FutureFuel Corp.	20,298	145,943
*	GCP Applied Technologies, Inc.	4,068	128,142
	Glatfelter Corp.	15,735	96,613
#	Gold Resource Corp.	18,435	32,446
	Graphic Packaging Holding Co.	44,759	995,888
	Greif, Inc., Class A	8,123	573,646
	Greif, Inc., Class B	2,805	195,845
	Hawkins, Inc.	7,610	302,497
	Haynes International, Inc.	6,066	234,512
	HB Fuller Co.	13,400	860,280
	Hecla Mining Co.	188,890	855,672
	Huntsman Corp.	74,390	2,154,334
	Innospec, Inc.	6,586	671,772
#*	Intrepid Potash, Inc.	4,703	214,457
	Koppers Holdings, Inc.	10,468	246,417
	Kronos Worldwide, Inc.	20,210	355,090
	Materion Corp.	6,626	542,934
	Mercer International, Inc.	24,069	384,141
	Minerals Technologies, Inc.	11,861	792,433
	Mosaic Co.	32,548	1,713,978
	Myers Industries, Inc.	4,300	104,619
#	Nexa Resources SA	9,879	65,893
	Olin Corp.	33,053	1,727,680
#	Olympic Steel, Inc.	5,187	154,210
	Orion Engineered Carbons SA	3,571	61,743
	Pactiv Evergreen, Inc.	5,302	54,186
*	Ranpak Holdings Corp.	439	2,243
*	Rayonier Advanced Materials, Inc.	28,799	101,948
	Reliance Steel & Aluminum Co.	22,422	4,265,785
*	Resolute Forest Products, Inc.	24,714	501,200

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ryerson Holding Corp.	15,315	$419,631
	Schnitzer Steel Industries, Inc., Class A	13,217	469,997
	Schweitzer-Mauduit International, Inc.	24,282	530,562
	Silgan Holdings, Inc.	1,010	44,945
	Sonoco Products Co.	15,411	978,444
	Steel Dynamics, Inc.	44,182	3,440,894
	Stepan Co.	5,683	637,689
*	Summit Materials, Inc., Class A	36,382	1,000,869
	SunCoke Energy, Inc.	36,007	266,452
*	Synalloy Corp.	912	12,595
*	TimkenSteel Corp.	18,469	374,736
	Tredegar Corp.	15,781	165,385
	TriMas Corp.	6,595	195,212
	Trinseo PLC	8,075	288,843
	Tronox Holdings PLC, Class A	46,908	732,234
	U.S. Steel Corp.	27,947	660,947
	United States Lime & Minerals, Inc.	1,444	148,544
*	Universal Stainless & Alloy Products, Inc.	2,690	22,865
*	Venator Materials PLC	28,594	49,182
	Warrior Met Coal, Inc.	15,197	485,240
	Westlake Corp.	23,112	2,249,722
	WestRock Co.	34,578	1,464,724
	Worthington Industries, Inc.	14,956	765,897
TOTAL MATERIALS			46,753,721
REAL ESTATE — (1.0%)
*	AMREP Corp.	600	8,460
*	Cushman & Wakefield PLC	11,897	199,870
*	Five Point Holdings LLC, Class A	12,593	53,142
*	Forestar Group, Inc.	16,898	233,868
*	FRP Holdings, Inc.	3,681	217,179
*	Howard Hughes Corp.	10,230	725,205
*	Jones Lang LaSalle, Inc.	12,536	2,390,239
	Kennedy-Wilson Holdings, Inc.	10,714	221,351
	Marcus & Millichap, Inc.	8,957	366,520
	Newmark Group, Inc., Class A	10,358	118,081
#*	Rafael Holdings, Inc., Class B	2,100	4,242
	RE/MAX Holdings, Inc., Class A	9,594	243,112
*	Realogy Holdings Corp.	42,315	420,188
*	Stratus Properties, Inc.	650	20,586
*	Tejon Ranch Co.	11,825	195,349
TOTAL REAL ESTATE			5,417,392
UTILITIES — (0.8%)
#	Brookfield Renewable Corp., Class A	2,034	79,570
	Genie Energy Ltd., Class B	6,818	65,657
	New Jersey Resources Corp.	12,747	588,784
	NRG Energy, Inc.	11,693	441,411
#	Ormat Technologies, Inc.	4,412	381,814
#*	Sunnova Energy International, Inc.	1,682	43,766
	Vistra Corp.	93,365	2,413,485
TOTAL UTILITIES			4,014,487
TOTAL COMMON STOCKS			512,989,674

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	307	$16,241
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	5,687	160,089
TOTAL PREFERRED STOCKS			176,330
TOTAL INVESTMENT SECURITIES (Cost $409,466,960)			513,166,004

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	373,788	373,788
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	1,824,804	21,107,503
TOTAL INVESTMENTS — (100.0%)
(Cost $430,948,075)^^			$534,647,295
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,775,761	—	—	$14,775,761
Consumer Discretionary	62,280,619	$1,282	—	62,281,901
Consumer Staples	23,266,101	—	—	23,266,101
Energy	46,728,487	—	—	46,728,487
Financials	136,309,241	—	—	136,309,241
Health Care	31,753,663	—	$188,480	31,942,143
Industrials	95,516,665	1,366	—	95,518,031
Information Technology	45,982,409	—	—	45,982,409
Materials	46,753,721	—	—	46,753,721
Real Estate	5,417,392	—	—	5,417,392
Utilities	4,014,487	—	—	4,014,487
Preferred Stocks
Consumer Discretionary	16,241	—	—	16,241
Industrials	160,089	—	—	160,089
Temporary Cash Investments	373,788	—	—	373,788
Securities Lending Collateral	—	21,107,503	—	21,107,503
TOTAL	$513,348,664	$21,110,151	$188,480^	$534,647,295

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2022, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2022, the DFA Commodity Strategy Portfolio held $440,616,501 in the Subsidiary, representing 23.37% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$305,332
U.S. Large Cap Value Portfolio	15,012,755
U.S. Targeted Value Portfolio	8,999,550
U.S. Small Cap Value Portfolio	10,383,087
U.S. Core Equity 1 Portfolio	14,330,001
U.S. Core Equity 2 Portfolio	15,135,790
U.S. Vector Equity Portfolio	2,497,390
U.S. Small Cap Portfolio	9,188,103
U.S. Micro Cap Portfolio	4,421,215
DFA Real Estate Securities Portfolio	5,700,277
Large Cap International Portfolio	4,375,767
International Core Equity Portfolio	27,990,911
International Small Company Portfolio	10,324,238
Global Small Company Portfolio	82,360
Japanese Small Company Portfolio	310,650
Asia Pacific Small Company Portfolio	351,035
United Kingdom Small Company Portfolio	24,514
Continental Small Company Portfolio	699,528
DFA International Real Estate Securities Portfolio	6,484,909
DFA Global Real Estate Securities Portfolio	8,603,045
DFA International Small Cap Value Portfolio	11,229,025
International Vector Equity Portfolio	3,093,616
World ex U.S. Value Portfolio	195,525
World ex U.S. Targeted Value Portfolio	681,252
World ex U.S. Core Equity Portfolio	3,294,184
Selectively Hedged Global Equity Portfolio	185,485
Emerging Markets Portfolio	3,130,385
Emerging Markets Small Cap Portfolio	3,915,462
Emerging Markets Value Portfolio	10,227,795
Emerging Markets Core Equity Portfolio	21,000,864
U.S. Large Cap Equity Portfolio	948,784
DFA Commodity Strategy Portfolio	3,659,915
DFA One-Year Fixed Income Portfolio	5,810,419

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,521,685
DFA Selectively Hedged Global Fixed Income Portfolio	1,157,537
DFA Short-Term Government Portfolio	1,616,847
DFA Five-Year Global Fixed Income Portfolio	11,809,733
DFA World ex U.S. Government Fixed Income Portfolio	1,582,630
DFA Intermediate Government Fixed Income Portfolio	5,362,049
DFA Short-Term Extended Quality Portfolio	7,298,967
DFA Intermediate-Term Extended Quality Portfolio	1,683,617
DFA Targeted Credit Portfolio	906,479
DFA Investment Grade Portfolio	12,494,916
DFA Inflation-Protected Securities Portfolio	6,885,542
DFA Short-Term Municipal Bond Portfolio	2,305,015
DFA Intermediate-Term Municipal Bond Portfolio	1,882,326
DFA Selective State Municipal Bond Portfolio	261,749
DFA Short-Term Selective State Municipal Bond Portfolio	182,231
DFA California Short-Term Municipal Bond Portfolio	788,045
DFA California Intermediate-Term Municipal Bond Portfolio	529,737
DFA NY Municipal Bond Portfolio	140,634
Dimensional Retirement Income Fund	96,416
Dimensional 2045 Target Date Retirement Income Fund	93,480
Dimensional 2050 Target Date Retirement Income Fund	65,642
Dimensional 2055 Target Date Retirement Income Fund	41,380
Dimensional 2060 Target Date Retirement Income Fund	35,419
Dimensional 2065 Target Date Retirement Income Fund	5,649
Dimensional 2010 Target Date Retirement Income Fund	23,802
Dimensional 2015 Target Date Retirement Income Fund	34,022
Dimensional 2020 Target Date Retirement Income Fund	105,079
Dimensional 2025 Target Date Retirement Income Fund	156,943
Dimensional 2030 Target Date Retirement Income Fund	164,826
Dimensional 2035 Target Date Retirement Income Fund	144,621
Dimensional 2040 Target Date Retirement Income Fund	109,181
DFA Short-Duration Real Return Portfolio	2,287,815
DFA Municipal Real Return Portfolio	1,680,217
DFA Municipal Bond Portfolio	641,591
World Core Equity Portfolio	789,258
DFA LTIP Portfolio	418,345
U.S. Social Core Equity 2 Portfolio	911,248
U.S. Sustainability Core 1 Portfolio	3,580,774
U.S. Sustainability Targeted Value Portfolio	298,402
International Sustainability Core 1 Portfolio	2,916,008
International Social Core Equity Portfolio	1,288,103
Global Social Core Equity Portfolio	39,497
Emerging Markets Social Core Equity Portfolio	1,281,770
VA U.S. Targeted Value Portfolio	430,985
VA U.S. Large Value Portfolio	462,821
VA International Value Portfolio	405,664
VA International Small Portfolio	293,052
VA Short-Term Fixed Portfolio	345,784

Federal Tax Cost
VA Global Bond Portfolio	$374,440
VIT Inflation-Protected Securities Portfolio	238,677
VA Global Moderate Allocation Portfolio	133,890
U.S. Large Cap Growth Portfolio	1,339,635
U.S. Small Cap Growth Portfolio	646,521
International Large Cap Growth Portfolio	501,807
International Small Cap Growth Portfolio	294,365
DFA Social Fixed Income Portfolio	550,836
DFA Diversified Fixed Income Portfolio	2,279,581
U.S. High Relative Profitability Portfolio	3,773,108
International High Relative Profitability Portfolio	1,845,484
VA Equity Allocation Portfolio	82,924
DFA MN Municipal Bond Portfolio	32,600
DFA California Municipal Real Return Portfolio	274,188
DFA Global Core Plus Fixed Income Portfolio	3,266,531
Emerging Markets Sustainability Core 1 Portfolio	949,113
Emerging Markets Targeted Value Portfolio	197,971
DFA Global Sustainability Fixed Income Portfolio	1,022,801
DFA Oregon Municipal Bond Portfolio	65,434
DFA Global Core Plus Real Return Portfolio	367,973
Emerging Markets ex China Core Equity Portfolio	391,844
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.